As filed with the Securities and Exchange Commission on April 27, 2026

File No. 333-145655; 811-10559

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.
Post-Effective Amendment No. 25

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 148

TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
(Name of Depositor)

One American Row
Hartford, CT 06103
(Address of Depositor’s Principal Offices)

(860) 791-0286
(Depositor’s Telephone Number, Including Area Code)

Elaina Ditillo
Counsel
Empower Annuity Insurance Company of America
8515 East Orchard Road
Greenwood Village, CO, 80111
(Name and Address of Agent for Service)

Copy To:
Stephen E. Roth, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, D.C. 20001

Approximate date of proposed public offering:
As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2026 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven Sub-Administered by Empower Annuity Insurance Company of America
Prospectus Dated: May 1, 2026
Overview
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis. The Contract is a complex investment vehicle and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. The issuer’s obligations under the Contract are subject to its financial strength and claims-paying ability.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” Sub-Accounts are subdivisions of the Separate Accounts that we established to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Underlying Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For additional information on the underlying Funds see Appendix A – General Account Options and Underlying Funds.
For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the Underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are summarized in this Prospectus but refer to your Contract for more detail. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”). Talcott Resolution guarantees a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest. For additional information on the General Account option see “General Account Option.” If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call Empower at (844) 804-8989 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (www.sec.gov).
This group variable annuity contract IS NOT:
♦A bank or credit union deposit or obligation
♦FDIC or NCUA insured
♦Insured by any federal government agency
♦Guaranteed by any bank or credit union
♦May go down in value

Table of Contents

Section	Page
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Appendix A – General Account Options and Underlying Funds	APP A-1
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Glossary Of Special Terms
The defined terms set out in this prospectus also appear in and apply to the related Statement of Additional Information (“SAI”).
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to Us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax-Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Empower: Empower Annuity Insurance Company of America, which serves as sub-administrator of the Contracts and the Separate Account. You may contact Empower at (844) 804-8989, Participantservices@empower.com, or at 8515 East Orchard Road, Greenwood Village, CO 80111.
Empower Administrative Office: Overnight and Standard mailing address: Empower, 8515 East Orchard Road, Greenwood Village, CO 80111.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.
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Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Separate Account: Separate Account Eleven of Talcott Resolution Life Insurance Company.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Talcott Resolution, We, Us or Our: Talcott Resolution Life Insurance Company
Tax-Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.
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Overview of the Contract

Purpose
The Contract is designed for purchase by sponsors of retirement plans established under Sections 401(a), 403(a), 403(b), 457 and 408 of the Code as an investment option for their participants. The Contract offers a number of Underlying Funds in which participants may invest through the Sub-accounts. A General Account option that guarantees payment of a minimum interest rate may also be available.
Phases of the Contract
The Contract has two periods: (1) the Accumulation Period and (2) the Annuity Period:
During the Accumulation Period, the Employer makes Contributions to the Contract on behalf of Plan Participants that Participants may allocate among the Sub-Accounts and, if available through the Plan, to the General Account option. For additional information about the Underlying Funds available for investment through the Sub-Accounts, see Appendix A – General Account Options and Underlying Funds, at the back of this prospectus.
During the Accumulation Period, participants may request full or partial surrenders of their Participant Account value. In addition, participants may be able to request a loan from their Participant Account value.
The Accumulation Period ends on the Annuity Commencement Date when annuity payments begin. A Participant selects an Annuity Commencement Date and an Annuity Payout Option. The Contract provides five annuity options, which may be selected on either a Fixed or Variable Annuity basis or a combination thereof.
During the Annuity Period, neither partial nor full surrenders are permitted except from annuities under Annuity Payout Option No. 5 - Payments for a Designated Period – that are selected on a variable basis. Nor may Participants request a loan during the Annuity Period.
Contract Features
Death Benefit: In the event that a participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary. As further described in this Prospectus, the Minimum Death Benefit is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant died on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances. The form of the death benefit payable is subject to any limitation imposed by the Plan and the terms of the Contract.
Withdrawal Options: Full and Partial Surrenders are permitted during the Accumulation Period. They are allowed during the Annuity Period only from an annuity under Option No. 5 – Payments for a Designated Period – that is selected on a variable basis.
Loans: Participants may request loans under certain Plans. To obtain a loan, the participant must enter into an agreement with the Contract administrator that describes the terms, conditions and fees or charges of the loan. The Plan may restrict the amount of Participant Account value available for a loan. See the more detailed section “Participant Loans”.
Systematic Withdrawal Option: If permitted by Internal Revenue Service Regulations and the Plan, Participants who have terminated their employment with the Employer may elect systematic withdrawals based on a specific payment of amount, the frequency of payments and the duration of payments, while remaining in the Accumulation Period.
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Important Information You Should Consider About the Contract

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	None			N/A
Are There Transaction Charges?
You may be charged for other transactions. These may include charges for Premium Taxes that are imposed by a State or other government entity or a Transfer Fee for transfers among the Sub-Accounts that exceed twelve transfers in a Contract Year.
Contract Charges; Premium Taxes; and Transfer Fees
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	0.70%
	Investment options (Fund fees and expenses)[2]	0.14%	1.73%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $790	Highest Annual Cost: $2,134
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

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RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is This a Short Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Changes to the Funds and Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts –Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers
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Are There any Transfer Restrictions?
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.

General Account Option
TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Federal Tax Considerations
9

Fee Table

The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge	None
Transfer Processing Fee	After the first 12 transfers in a Contract Year, we may charge $5 for each additional transfer during that Contract Year. There is no fee for the first 12 transfers during a Contract Year.
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Maximum Fee	Minimum Fee
Base Contract Fee (as a percentage of average daily Sub-Account value) (1)	0.70%	0.00%
(1)The Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily at an annual rate against all Contract values in the Sub-Accounts. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating Under the Contract" and Negotiated Charges and Fees").
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A – General Account Options and Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.14%	1.73%
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EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 under the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. In addition, this Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Underlying Funds. If these arrangements were taken into consideration, the expenses would be lower. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
0.70%	$2,491	$7,661	$13,095	$27,917

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
0.70%	$2,491	$7,661	$13,095	$27,917

	If you do not Surrender your Contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
0.70%	$2,491	$7,661	$13,095	$27,917
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract.
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For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (the “Company”) is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life Insurance Company to Talcott Resolution Life Insurance Company.
Our corporate offices are located at One American Row, Hartford, CT 06103.
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of
Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
The Separate Account
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-Accounts. Each Sub-account invests in a single class of shares of an Underlying Fund, which is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. We do not guarantee the investment performance of the Sub-Accounts. Your Participant Account value allocated to the Sub-Accounts will vary with the investment performance of the Underlying Funds. The contract value allocated to a Variable Option will vary based on the investment experience of the corresponding Underlying Fund in which the Variable Option invests. You bear the risk of loss of the entire amount invested for all Contributions allocated to the Sub-Accounts of the Variable Account.
Income, gains and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s investment experience and not the investment experience of Talcott Resolution’s other assets. Assets of the Separate Account may not be used to pay any liabilities of Talcott Resolution other than those arising under the Contract.
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Underlying Funds
Each Underlying Fund is registered with the SEC as a diversified open–end management investment company under the 1940 Act. But the SEC does not supervise their management, investment practices or policies. The (i) name of each Underlying Fund, (ii) its investment objective, (iii) investment adviser and any sub-adviser, (iv) current expenses and (v) performance information is provided in Appendix A – General Account Options and Underlying Funds. Not all Underlying Funds may be available in all states.
The Underlying Fund each issues a prospectus, which contains additional important information about the Fund. You may obtain copies of the prospectuses for the Underlying Funds by contacting Empower at (844) 804-8989.
For Contracts issued in connection with Employer-sponsored retirement plans, the Contract owner decides which Sub-Accounts described in this prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored Plan, you may not be able to allocate Contributions to all the Sub-Accounts described in the Prospectus. For additional information about the Sub-Accounts available to you, please refer to materials describing your employer’s Plan.
The Contract may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are described in this prospectus but refer to your Contract for more detail. The General Account option is not required to be registered with the SEC.
Fees and Payments Received by Talcott Resolution from the Fund Families
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Empower Annuity Insurance Company of America (“Empower”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Empower to provide all of the administrative services necessary to support the Contracts. Under these arrangements, Empower now receives (through MassMutual) all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution.
The Contracts are no longer available for sale. The MassMutual affiliate formerly responsible for marketing and selling the Contracts continues to pay sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts.
Talcott Resolution receives substantial fees and payments with respect to the Underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments, which are sometimes called “revenue sharing” payments, are among a number of factors considered when deciding to include a fund in the menu of Underlying Funds offered through the Contract. All of the Underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. These fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds may be in amounts up to 0.80% of assets invested in a Underlying Fund. The fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. They may also include administrative service fees and additional payments, expense reimbursements and other compensation. The fees may result in a profit to the extent they exceed expenses, including the expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
Not all fund families pay the same amount of fees and compensation to Us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For information on which Underlying Funds pay Talcott Resolution such fees and at what level, please visit https://plan.empower-retirement.com/plancloudws/fundprospectus or call (844) 804-8989. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution
Empower, as sub-administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined Contribution Administrators (NAGDCA). Under the arrangements, Empower pays endorsement/sponsorship fees to NAPO, FOP and NAGDCA, which allows Empower to advertise its retirement products and services to their member organizations and individuals.
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For additional information on the amount of fees and payments made by Empower, as sub-administrator for the Talcott Resolution Contracts, please call (844) 804-8989. Written information will be provided upon request.
Voting Rights
Talcott Resolution is the legal owner of all Underlying Fund shares held in the Separate Account and has the right to vote at the Fund’s shareholder meetings.
As Sub-administrator of the Separate Account, Empower has assumed responsibility of voting the shares of the Underlying Funds on behalf of Talcott Resolution. To the extent required by federal securities laws or regulations, we will:
•Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;
•Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to provide instructions on how to vote the Fund shares held for the Contract;
•Arrange for the handling and tallying of proxies received from Contract Owners or Participants;
•Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and
•Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
All Fund shares for which no voting instructions are received will be voted in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit voting shares without obtaining Contract Owner or Participant instructions, Empower may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the number of shares in the Underlying Funds held to fund the Annuity benefits decrease.
Changes to the Funds and Separate Account
We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
General Account Option
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is funded through the General Account of Talcott Resolution. Contributions and Contract values allocated to the General Account are subject to the financial strength and claims paying ability of Talcott Resolution.
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%)* for the life of the Contract. This feature may not be changed.
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Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. We credit interest on new Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. The declared interest rate for any quarter will be guaranteed to the end of the applicable calendar year. We may change the declared interest rate for any subsequent quarter at our discretion, but it will not be less than the minimum guaranteed interest rate. For each subsequent calendar year, prior Contributions will be credited with interest at a rate guaranteed for the entire year.
The annuity, including the General Account option portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
* For more information, please contact your Employer.
Distributions and Transfers
Distributions and transfers from the General Account option will be made within a reasonable period of time after a Participant request is received at the Empower Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
General Account values may be transferred to one or more Sub-Accounts within the Separate Accounts or, if applicable, to one or more sub-accounts within a separate account under a related contract, except that the Contract contains at least one of the following restrictions for transfers to and from the General Account option, depending on your individual Plan’s Contract. Please check your Plan materials to determine what type of restrictions your Plan’s Contract contains:
Frequency: We reserve the right to limit the number of transfers to no more than one per Valuation Day or twelve per Contract Year, with no two transfers being made on consecutive Valuation Days;
No Transfer to Competing Funds: You may not transfer account value directly from the General Account option to a competing fund in the Plan’s fund line-up. Competing funds are generally money market funds or other stable value funds as described under the Contract or related contract of your Plan;
Limits on Transfers to Competing Funds: Transfers of assets that were held in the General Account at any time during the preceding 90-day period to a competing fund are prohibited;
Limits on Transfers from Competing Funds: Transfers of assets presently held in a competing fund, or that were held in a competing fund during the preceding 90 days, to the General Account option are prohibited; or
Other Limits on Transfers from the General Account Option: We may limit the sum of any such transfers for a Participant’s Account in any Participant’s Contract Year to 1/6th of the General Account value of such Participant’s Account as of the end of the preceding Participant’s Contract Year.
The General Account is subject to Talcott Resolution’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Talcott Resolution’s ability to honor all guarantees under the Contract is subject to its claims-paying capabilities and/or financial strength.
Contract Charges
Mortality and Expense Risk and Administrative Charge
For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.

Mortality and Expense Risk and Administrative Charge
Before Annuity Commencement Date	0.70%
After Annuity Commencement Date	0.70%
The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:
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Mortality Risk During The Accumulation Period: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk: We also bear an expense risk that any fees collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Premium Taxes
We reserve the right to deduct a charge for Premium Tax imposed on Us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed on the Annuity Commencement Date. We will pay Premium Taxes at the time imposed under applicable law. At Our sole discretion, We may deduct Premium Taxes at the time We pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Transfer Fee
You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.
Experience Rating under the Contracts
We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, an increase in the rate of interest credited under the Contract or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees
The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows Us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
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Charges of the Funds
The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Underlying Fund’s prospectuses.
Plan Related Expenses
The Contract Owner may direct Us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan-related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
You should consult a tax advisor regarding the tax treatment of adviser fee payments. Please consult with your investment adviser before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Any financial adviser fee you pay is in addition to this Contract’s fees and expenses.
You should ask your financial adviser about compensation they receive for this Contract. We are not an investment adviser, and we do not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
Description of the Contracts
The Contracts are group variable annuity contracts offered to:
•Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax-exempt organizations described in Section 501(c)(3) of the Code;
•Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and
•Individual Retirement Annuity programs adopted according to Section 408 of the Code.
•The Contracts are not available for issuance except as described above.
It is important that you notify Empower if you change your address. If your mail is returned to Empower, we are likely to suspend future mailings until an updated address is obtained. In addition, Empower may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give Empower a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments
The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions
Initial Contributions to your Participant Account are credited within two Valuation Days of receipt of a properly completed application and the initial Contribution at the Empower Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, We will hold the money in a non-interest bearing account for up to five Valuation Days while We try to obtain complete information. If We cannot obtain the information within five Valuation Days, We will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes Us to keep it until the necessary information is provided.
Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
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Canceling your Certificate
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
Contribution Amounts
If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by Us.
Transfers between Sub-Accounts
During phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day.
We will send you a confirmation when We process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to Us and your Registered Representative. Any oral communication should be re-confirmed in writing.
You may request a transfer into (purchases) a particular Sub-Account or transfers out of (redemptions) a particular Sub-Account. In addition, you may allocate Contributions to or request Surrenders from Sub-Accounts. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund We would need to sell to satisfy all Participants’ “transfer-out”requests. At the same time, We also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Underlying Fund We would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Underlying Funds that are available as investment options in Our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by Us or Our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of Our size and available technology to combine sales of a particular Underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by Us or Our affiliates. We also combine many of the purchases of that particular Underlying Fund for many of the products We offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that We sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if We combine all transfer-out (redemption) requests and Surrenders of a Sub-Account with all other sales of that Underlying Fund from all Our other products, We may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then We would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
Restrictions on Sub-Account Transfers
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer,” however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
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•If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.
•If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.
•Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
•However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.
Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the “Transfer Rule”) by U.S. Mail, Voice Response Unit, internet, or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, We will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, Our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of $5 that applies to transfers between available investment options under the Contract. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to an Underlying Fund’s trading policies, if any. We are obligated to provide, at the Underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in Our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, We have agreed to serve as a Fund’s agent to help monitor compliance with that Underlying Fund’s trading policy.
We are obligated to follow each Underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an Underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an Fund’s trading policy. Please refer to each Underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the Underlying Fund’s trading policies will be considered not in good order.
In certain circumstances, the Underlying Fund’s trading policies do not apply or may be limited. For instance:
•Certain types of financial intermediaries may not be required to provide Us with shareholder information.
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•“Excepted funds” such as money market funds and any Underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an Underlying Fund treats as a single investor.
•An Underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected Abusive Trading or Market Timing. We may not be able to detect or prevent all abusive trading activities. For instance,
•Since We net all the purchases and redemptions for a particular Underlying Fund for this and many of Our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Underlying Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.
•In some cases, We are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because We do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide Us with limited information or no information at all regarding Participant Sub-Account transfers.
Impact of Frequent Transfers
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if We reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all Our variable product investors if the Fund and We cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, We do not have the tax identification number or other identifying information requested by a Fund in Our records. In those cases, We rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, We may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.
•Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option are prohibited
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In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6th of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account option, including all systematic transfers.
As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact Us as soon as possible.
Telephone or internet transfer requests may be cancelled via the internet or by calling Us before the end of the Valuation Day you made the transfer request.
We, Our agents or Our affiliates are not responsible for losses resulting from telephone or electronic requests that We believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through Our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Contract Value
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:
(a)is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.
(b)is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.
(c)is the daily factor representing the mortality and expense risk and administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period and any other applicable charge.
We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call (844) 804-8989 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
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Surrenders and Withdrawals
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1∕2, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1∕2). Distributions prior to age 59 1∕2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Federal Tax Considerations”).
After termination of Contributions on your behalf and prior to your Annuity Commencement Date, you will have the following options:
1.Continue your Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, you may Surrender your Participant Account for a lump sum cash settlement in accordance with 3. below.
2.To provide Annuity payouts immediately. The values in your Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).
3.To Surrender your Account in a single sum. The amount received will be the value next computed after receipt of a written Surrender request for complete Surrender at the Empower Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after We receive the written request.
4.To request a partial Surrender of your Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), We will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Sales Charges from the partial Surrender (See “Contract Charges”).
5.To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to Contract restrictions (See “Systematic Withdrawal Option”).
Systematic Withdrawal Option
If permitted by IRS regulations and the terms of the Plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1∕2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.
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A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by Us. Election of the SWO does not affect Participants’ other rights under the Contracts.
Payment of Surrender Value
Payments from the Sub-Accounts may be delayed beyond seven days only for periods (1) during which the New York Stock Exchange is closed other than customary weekend or holidays closings, or during which trading on the New York Stock Exchange is restricted; (2) during which an emergency exists that makes the valuation and disposal of the securities not reasonably practical; and (3) such other periods that the SEC may by order permit for the protection of investors.
General Account Employer Withdrawals Upon Contract Discontinuance
The General Account Contract may or may not allow Employer withdrawals upon discontinuance. If permitted by the Contract and subject to its terms, the net surrender value in the General Account, after deduction of any applicable charges and expenses, may be paid in installments over a period specified in the Contract; with interest credited at not less than the minimum guaranteed rate of interest. During the installment period, no other transfers/surrenders will be allowed unless permitted under the terms of the Contract. In addition, certain Contracts may allow for a lump sum withdrawal, subject to a market value adjustment. The adjustment of market value may be negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. In addition, any allocation to the General Account is subject to the claims-paying ability of Talcott.
Annuity Options
You are not required to annuitize this Contract. A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains their “applicable age” as described under “Federal Tax Considerations”) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month, or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, We reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, We will not assume responsibility in determining or monitoring any required minimum distributions (See “Federal Tax Considerations”). Generally, depending on the terms of your retirement plan, you may select from the following payment frequencies: monthly, quarterly, semi-annually, and annually.
Annuity Payout Options
Option 1: Life Annuity where We make monthly Annuity payouts for as long as the Annuitant lives.
❖Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.
Option 2: Life Annuity with 120, 180 or 240 Monthly Payments Certain where We make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by Us.
Option 3: Unit Refund Life Annuity where We make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:
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(a)	=	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b)	=	number of Annuity Units represented by each monthly Annuity payout made	×	number of monthly Annuity payouts made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date We receive Due Proof of Death.
Option 4: Joint and Last Survivor Annuity where We make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.
❖Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.
Option 5: Payments for a Designated Period where We agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by Us.
❖Option 5 does not involve life contingencies and does not provide any mortality guarantee.
❖Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See “Contract Charges”).
For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Once Annuity payouts have started, no Surrenders are permitted except from an annuity under Annuity Payout Option 5 - Payments for a Designated Period – that are paid on a variable basis. Such surrenders may be subject to a Contingent Deferred Sales Charge.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Calculation of Annuity Payment
During the Annuity Period, your Participant Account Value will be applied to the Annuity Payout Option on either a fixed or variable basis, as you select. The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 We have the right to change the frequency of payment to intervals that will result in payments of at least $20.
Variable Annuity Payments
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see “Contract Value”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
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Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of
Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:

ILLUSTRATION OF ANNUITY PAYOUTS: (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A × B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F × E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H × E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.
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Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and (b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans. If the participant dies on or after age 65, then the Contract pays a death benefit equal to the Participant Account Value, less any outstanding charges and loan balances.
		Standard	None
•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received for all states except IL. In IL, measured on date Due Proof of Death is received.
•The deduction of advisory fees will reduce your death benefit.

Participant Loan	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None	•Must be permitted by the Code and the terms of the Plan.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

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Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.
Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or to receive the computed value.
Participant Loans
During the Accumulation Period, a Participant under a Tax-Sheltered Annuity plan may request a loan from his or her Participant Account, if permitted by the Plan. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
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Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
Federal Tax Considerations
General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on Our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by Us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships
Upon your death, a surviving spouse may have certain continuation rights under the Contract that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting
The federal, as well as state and local, tax laws and regulations require Us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by Us against your own records, and in consultation with your own tax advisor, and should notify Us if you find any discrepancies in case corrections have to be made.
Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “Contract Value”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
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Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Underlying Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in Our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
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Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Underlying Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, We believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, We reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, We are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
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The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not Us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on Our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into Our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
Individual Retirement Annuities (“IRAs”)
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches their Required Beginning Date or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 25% penalty tax on any excess of the RMD amount over the amount actually distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS. In addition, any amount received before the Owner reaches age 59 1∕2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
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You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b.SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 25% penalty tax for failure to make a full RMD (or reduced amount), and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If We do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of Our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with Us.
d.Roth IRAs
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Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death for non-spouse designated beneficiaries or distributed over the life or life expectancy of an Eligible Designated Beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($24,500 in 2026) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($8,000 in 2026) or $11,250 if the participant is age 60-63). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
Tax-Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($24,500 in 2026) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($8,000 in 2026 or $11,250 if the participant is age 60-63). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59 1∕2;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
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d.in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);
e.as a qualified reservist distribution upon certain calls to active duty; or
f.with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($24,500 in 2026). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($8,000 in 2026 or $11,250 if the participant is age 60-63); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59 1∕2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
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Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform and are described in more detail below.
a.Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1∕2. However, this 10% penalty tax does not apply to a distribution that is either:
i.made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
ii.attributable to the employee’s becoming disabled under Code Section 72(m)(7);
iii. part of a series of substantially equal periodic payments (not less frequently than annually  —  “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
iv.(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
v.(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
vi.not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);
vii.certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
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viii.distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or
ix.certain designated qualified disaster distributions.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
i.made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;
ii.not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);
iii.for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or
iv.certain other exceptions to the 10% penalty tax.
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1∕2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b.RMDs and 25% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 25% penalty tax on the amount that has not been timely distributed. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and to the date the excise tax is assessed or imposed by the IRS.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of  —
i.the calendar year in which the individual attains their applicable age, or
ii.(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
If the individual attains (1) age 70 1∕2 before 2020, the applicable age is 70 1∕2; (2) age 72 during or after 2020 but before 2023, the applicable age is 72; (3) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (4) age 74 after 2032, the applicable age is 75.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over  —
a.the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or
b.over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
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The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 25% penalty tax for RMDs (or reduced amount) if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, We advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either  —
a.an RMD amount;
37

b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “Non-Roth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from Non-Roth IRA to a Roth IRA, or a “conversion” of a Non-Roth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (Non-Roth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no l-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
Distribution
The Contracts are no longer offered for sale. MML Distributors, LLC (“MMLD”), a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), is the principal underwriter of the Contracts, which are sold by affiliated and unaffiliated broker-dealer, and financial institutions.
MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
38

Commissions
Upfront commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.
Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from Ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with Us) to encourage the sale of this Contract and other contracts that We issue to retirement programs that We or Our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments may be used for various purposes, and may take various forms, such as:
•Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.
•Payments for inclusion of Our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting Our products and services.
•Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.
•Payment and support to Underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.
•Sales support through such things as providing hardware and software, operational and systems integration, links to Our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
•“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
•Occasional meals and entertainment, tickets to sporting events and other gifts.
More Information
Modification of the Contracts
Subject to any federal and state regulatory restrictions, We may modify the Contracts at any time by written agreement between the Contract Owner and Us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
39

We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which We are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Accounts); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification We will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott may also make appropriate endorsement in the Contract to reflect such modification.
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract. In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other Contracts, Talcott Resolution will not accept future contributions.
Reservation of Rights Under the Contract
We may, at Our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, We are not waiving it. We may decide to exercise a right or a reservation that We previously did not exercise.
Legal Proceeding
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, the ability of the Principal Underwriter to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Contracts.
40

Appendix A – General Account Options and Underlying Funds
We offered different versions of the General Account option, each of which guarantees a minimum interest rate between one percent (1%) and four percent (4%) for the life of the Contract. This feature may not be changed. For more information regarding the applicable minimum interest rate, please contact your Employer.
Interest is calculated and applied daily at the current rate applicable to the General Account option, subject to the minimum guaranteed rate of interest. The annuity, including the General Account portion of the annuity, is a continuous offering with no maturity feature nor does it require the investor to re-allocate contributions to a new segment of the General Account option to receive a new declared interest rate.
We may add other fixed investment options, but we have no intention of doing so at this time.
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Blend	BlackRock S&P 500 Index V.I. Fund - Class I Shares	0.14%	17.72%	14.28%	14.63%
	Adviser: BlackRock Advisors, LLC
	Subadviser: N/A
US Insurance Large Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	0.66%	15.97%	11.93%	13.56%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: Newton Investment Management Ltd
US Insurance Large Growth	BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares	0.85%	10.07%	9.37%	12.92%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: Fayez Sarofim & Company
US Insurance Large Blend	BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares*	0.70%	16.83%	14.22%	14.66%
	Adviser: BNY Mellon Investment Adviser, Inc
	Subadviser: Newton Investment Management North America, LLC
APP A-1

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Moderate Allocation	Calvert VP SRI Balanced Portfolio - Class I	0.64%	11.48%	8.60%	9.81%
	Adviser: Calvert Research and Management
	Subadviser: N/A
US Insurance Large Blend	DWS Core Equity VIP - Class A	0.58%	16.83%	13.27%	13.53%
	Adviser: DWS Investment Management Americas, Inc.
	Subadviser: N/A
US Insurance Moderate Allocation	Fidelity® VIP Balanced Portfolio - Initial Class	0.41%	15.25%	9.52%	11.13%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Large Blend	Fidelity® VIP Growth & Income Portfolio - Initial Class	0.47%	21.50%	16.11%	13.84%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd;
US Insurance Large Growth	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	0.56%	22.02%	11.31%	19.94%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
APP A-2

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Growth	Fidelity® VIP Overseas Portfolio - Initial Class	0.72%	20.39%	6.62%	7.93%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fil Investment Advisors;Fidelity Management & Research (Hong Kong) Ltd;FIL Investment Advisors (UK) Ltd;
US Insurance Mid-Cap Value	Fidelity® VIP Value Strategies Portfolio - Initial Class	0.59%	7.99%	12.14%	10.82%
	Adviser: Fidelity Management & Research Company LLC
	Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (Hong Kong) Ltd;
US Insurance Mid-Cap Growth	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.84%	2.70%	1.27%	10.16%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Hartford Balanced HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	12.14%	8.20%	8.97%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Blend	Hartford Capital Appreciation HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.68%	13.72%	9.96%	11.93%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
APP A-3

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Disciplined Equity HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.60%	14.32%	12.07%	13.46%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Large Value	Hartford Dividend and Growth HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.66%	17.49%	12.68%	12.48%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Health	Hartford Healthcare HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.93%	16.10%	3.45%	7.85%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company
US Fund Foreign Large Blend	Hartford International Opportunities HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.77%	30.41%	6.86%	8.14%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
APP A-4

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Hartford MidCap HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.74%	-0.38%	0.24%	8.05%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Small Growth	Hartford Small Company HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.80%	12.96%	0.71%	10.55%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.51%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.52%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Ultrashort Bond	Hartford Ultrashort Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts)	0.45%	4.51%	2.88%	2.21%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
APP A-5

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Value	Invesco V.I. Diversified Dividend Fund - Series I	0.68%	15.74%	10.80%	9.20%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Small Blend	Invesco V.I. Small Cap Equity Fund - Series I	0.95%	8.05%	7.32%	9.55%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Insurance Technology	Invesco V.I. Technology Fund - Series I	0.97%	20.47%	10.30%	15.78%
	Adviser: Invesco Advisers, Inc.
	Subadviser: N/A
US Fund Moderate Allocation	Janus Henderson Balanced Portfolio - Institutional Shares	0.62%	15.11%	8.48%	10.14%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Mid-Cap Growth	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Large Growth	Janus Henderson Forty Portfolio - Institutional Shares	0.62%	18.14%	11.65%	16.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Global Large-Stock Growth	Janus Henderson Global Research Portfolio - Institutional Shares	0.82%	20.92%	12.51%	12.93%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Fund Foreign Large Blend	Janus Henderson Overseas Portfolio - Institutional Shares	0.72%	28.87%	9.44%	9.24%
	Adviser: Janus Henderson Investors US LLC
	Subadviser: N/A
US Insurance Moderate Allocation	LVIP American Century Balanced Fund - Standard Class II*	0.77%	9.62%	6.49%	8.03%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
APP A-6

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Foreign Large Growth	LVIP American Century International Fund - Standard Class II*	0.95%	15.98%	1.85%	6.42%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
US Insurance Large Growth	LVIP American Century Ultra® Fund - Standard Class II*	0.75%	12.84%	11.68%	17.16%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
US Insurance Large Value	LVIP American Century Value Fund - Standard Class II*	0.71%	16.02%	11.65%	10.23%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
US Insurance Large Value	LVIP Avantis Large Cap Value Fund - Standard Class II* (Effective 5/1/2026, the LVIP American Century Disciplined Core Value Fund was renamed to LVIP Avantis Large Cap Value Fund)	0.71%	14.86%	8.78%	10.39%
	Adviser: Lincoln Financial Investments Corporation
	Subadviser: American Century Investment Management Inc
US Insurance Large Blend	MFS® Core Equity Portfolio - Initial Class*	0.78%	12.50%	11.52%	13.81%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Insurance High Yield Bond	MFS® High Yield Portfolio - Initial Class*	0.72%	8.65%	3.87%	5.56%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
APP A-7

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class*	0.72%	24.01%	16.68%	12.71%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Insurance Utilities	MFS® Utilities Series - Initial Class*	0.78%	15.01%	7.64%	9.49%
	Adviser: Massachusetts Financial Services Company
	Subadviser: N/A
US Insurance Diversified Emerging Mkts	Putnam VT Emerging Markets Equity Fund - Class IB*	1.35%	34.16%	3.75%	7.01%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
US Insurance Foreign Large Blend	Putnam VT Focused International Equity Fund - Class IB*	1.03%	36.44%	9.13%	9.38%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;The Putnam Advisory Company LLC;Franklin Templeton Investment Management Limited;
US Insurance High Yield Bond	Putnam VT High Yield Fund - Class IB	0.93%	8.67%	4.05%	5.70%
	Adviser: Franklin Advisers, Inc.
	Subadviser: Putnam Investment Management, LLC;Franklin Templeton Investment Management Limited;
US Insurance Small Value	Putnam VT Small Cap Value Fund - Class IB	1.03%	5.27%	10.99%	9.13%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
APP A-8

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Insurance Large Growth	Putnam VT Sustainable Leaders Fund - Class IB	0.89%	10.69%	10.34%	14.69%
	Adviser: Putnam Investment Management, LLC
	Subadviser: Franklin Advisers, Inc.;Franklin Templeton Investment Management Limited;
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.
HV-3739
APP A-9

The Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes additional information about the Separate Account and the Contract. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at (844) 804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
C000054147

Statement of Additional Information
Separate Account Eleven
Group Variable Annuity Contracts
HV-3739
Issued by
Talcott Resolution Life Insurance Company
One American Row, Hartford, CT 06103
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus. The SAI is available without charge, upon request. To request copies of the SAI and make other inquiries about your Contracts, call us at (844) 804-8989. Copies of the SAI and other information are also available on the following website https://plan.empower-retirement.com/plancloudws/fundprospectus and by e-mail request to participantservices@empower.com. Reports and other information about the Separate Account and the Contract are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Date of Prospectus: May 1, 2026
Date of Statement of Additional Information: May 1, 2026

2

General Information
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the “Glossary of Special Terms.”
Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company (the “Company”) is a stock life insurance company originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently re-domiciled to Connecticut. Talcott Resolution Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. In June 2018, the Company changed its name from Hartford Life Insurance Company to Talcott Resolution Life Insurance Company.
Our corporate offices are located at One American Row, Hartford, CT 06103.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement and administrative services agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 20, 2020, MassMutual entered into a reinsurance agreement and subcontractor administrative services agreement with Great-West Life & Annuity Insurance (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts. On September 2, 2022, Great-West Life & Annuity Insurance Company was re-named Empower Annuity and Insurance Company of America (“Empower”).
Empower has primary responsibility for administration of the Contract and the Separate Account. Empower or its affiliates may also provide recordkeeping and other service to the Plan for which they receive compensation from Plan assets.
Talcott Resolution Life Insurance Company is a direct, wholly owned subsidiary of Talcott Resolution Life, Inc., a Delaware corporation, and an indirect subsidiary of Talcott Holdings, L.P., a Delaware limited partnership. Our ultimate parent is Talcott Financial Group Investments, LLC. (“TFGI”), a Bermuda exempted limited liability company. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Non-Principal Risks of Investing in the Contract
Material weaknesses in the Company’s internal controls over financial reporting may increase the risk of financial statement errors.
As previously disclosed, management determined that there was a material weakness in the Company’s controls over the financial accounting and reporting for intercompany reinsurance, which was identified in connection with the restatement of the Company’s audited financial statements for the fiscal year ended December 31, 2022. The restatement corrected an error related to the accounting associated with affiliated reinsurance agreements entered into between the Company and its parent TR Re, Ltd., in which certain of the Company’s liabilities were reinsured to TR Re. During 2023, in the course of management’s continued assessment of internal controls, management has also determined there to be a material weakness in the implementation of control activities designed to reduce risks associated with changes to the Company’s control environment, stemming from significant changes in our business, regulatory requirements, or operations. The Company has taken steps to remediate these matters, including to enhance its processes and procedures related to the appropriate accounting for intercompany reinsurance, and to improve its overall control activities aimed at reducing risks associated with changes to its control environment. The Company believes these changes will remediate the material weaknesses but if the Company's enhancements in internal controls fail to remediate the material weaknesses, or if the Company experiences additional internal control weaknesses, there could be a greater risk that current or future financial statements may not be accurate.
Legal Matters
All matters of applicable state law pertaining to the Contracts, including the Company’s right to issue the Contracts, have been passed upon by the Company’s Chief Compliance Officer. Eversheds Sutherland (USA) LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.
Services
3

A.Safekeeping of Separate Account Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
B.Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the Sub-Accounts of Talcott Resolution Life Insurance Company Separate Account Eleven as of and for the year or period ended December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the independent registered public accounting firm of Talcott Resolution Life Insurance Company Separate Account Eleven.
C.Independent Auditor
The statutory-basis financial statements and the related financial statement schedules of Talcott Resolution Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent auditor, as stated in their report, which expresses an unmodified opinion on the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department and an adverse opinion on the accounting principles generally accepted in the United States of America. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
D.Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2025, 2024, and 2023, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

4

Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the consolidated financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2025 and for the period then ended, are included herein.
5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Eleven and the Board of Directors of Empower Annuity Insurance Company of America & Empower Life & Annuity Insurance Company of New York
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts listed in Appendix A of Talcott Resolution Life Insurance Company Separate Account Eleven (the “Separate Account”), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in Appendix A, and the related notes, which include the financial highlights (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account as of December 31, 2025, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2021, were audited by other auditors, whose report, dated April 21, 2022, expressed an unqualified opinion on such financial highlights.

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 21, 2026
We have served as the auditor of one or more separate accounts sponsored by Talcott Resolution Life Insurance Company since 2002.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
APPENDIX A

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
AB Discovery Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Discovery Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Global Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Global Risk Allocation Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB High Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB International Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Large Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Relative Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Sustainable Global Thematic Fund - Advisor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB Sustainable International Thematic Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Capital Appreciation Institutional Fund - Class I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Mid Cap Growth Institutional Fund - Class I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Small Cap Growth Institutional Fund - Class I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring Asset Allocation Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring Core Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring Emerging Markets Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring International Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring Utility and Telecommunications Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Diversified Bond Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
American Century Investments® Equity Growth Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Equity Income Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Equity Income Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Focused Large Cap Value Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Growth Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Heritage Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Inflation-Adjusted Bond Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Mid Cap Value Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Small Cap Value Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Small Cap Value Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® U.S. Government Money Market Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Century Investments® Ultra® Fund - A Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® AMCAP Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® American Balanced Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® American Balanced Fund® - Class R-4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® American Mutual Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® Capital Income Builder® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® Capital World Growth and Income Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® Capital World Growth and Income Fund® - Class R-4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® EUPAC Fund™ - Class R-3 (formerly, American Funds EuroPacific Growth Fund® - Class R3)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® Fundamental Investors® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® New Perspective Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
American Funds® New World Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® SMALLCAP World Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® The Bond Fund of America® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® The Growth Fund of America® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® The Income Fund of America® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® The Investment Company of America® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® The New Economy Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® The Washington Mutual Investors Fund® - Class R-3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AMG GW&K Small/Mid Cap Core Fund - Class N	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Ariel Appreciation Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Ariel Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Artisan Mid Cap Value Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Ave Maria Growth Fund	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Ave Maria Rising Dividend Fund	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Ave Maria Value Fund	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Baron Small Cap Fund® - Retail Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Advantage Large Cap Core Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Advantage Large Cap Growth Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Advantage Small Cap Growth Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Equity Dividend Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
BlackRock Global Allocation Fund, Inc. - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Impact Mortgage Fund - Investor A Shares	N/A	For the period from January 1, 2025 to September 26, 2025	For the period from January 1, 2025 to September 26, 2025 and for the year ended December 31, 2024
BlackRock International Dividend Fund - Investor A Shares	N/A	N/A	For the period from January 1, 2024 to November 13, 2024
BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from January 4, 2024 (commencement of operations) to December 31, 2024
BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Mid-Cap Value Fund - Investor A Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock S&P 500 Index V.I. Fund - Class I Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock S&P 500 Index V.I. Fund - Class III Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon Bond Market Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
BNY Mellon Core Plus Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon International Stock Index Fund - Investor Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon Midcap Index Fund, Inc. - Investor Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon S&P 500 Index Fund	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon Smallcap Stock Index Fund - Investor Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares	December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from January 5, 2024 (commencement of operations) to December 31, 2024
Calamos International Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Calvert Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Calvert Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Calvert Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Calvert VP SRI Balanced Portfolio - Class I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Appreciation Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Growth Fund - Class FI	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Mid Cap Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Small Cap Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Small Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Small Cap Growth Fund - Class FI	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
ClearBridge Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
ClearBridge Value Fund - Class FI	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Acorn International Select℠ - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Acorn® Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Contrarian Core Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Intrinsic Value Fund - Institutional Class (formerly, Columbia Large Cap Value Fund - Institutional Class)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Large Cap Growth Opportunity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Select Mid Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Select Mid Cap Value Fund - Institutional Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Select Small Cap Value Fund - Institutional Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Seligman Global Technology Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Seligman Technology and Information Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Columbia Small Cap Value Discovery Fund - Class A (formerly, Columbia Small Cap Value I Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
CRM Mid Cap Value Fund - Investor Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Davis Financial Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Davis New York Venture Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Davis Opportunity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Domini Impact Equity Fund℠ - Investor Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Core Equity VIP - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS CROCI® Equity Dividend Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Emerging Markets Fixed Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS International Opportunities Fund - Class A (formerly, DWS International Growth Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS RREEF Real Estate Securities Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Eaton Vance Balanced Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Eaton Vance Dividend Builder Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Eaton Vance Income Fund of Boston - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Eaton Vance Large-Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Eaton Vance Worldwide Health Sciences Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Aggressive Profile Fund - Investor Class	December 31, 2025	For the period from August 29, 2025 (commencement of operations) to December 31, 2025	For the period from August 29, 2025 (commencement of operations) to December 31, 2025
Empower Emerging Markets Equity Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from August 9, 2024 (commencement of operations) to December 31, 2024
Empower International Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2015 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2020 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2025 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2030 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2035 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2040 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2045 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2050 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2055 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Lifetime 2060 Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Moderate Profile Fund - Investor Class	December 31, 2025	For the period from August 29, 2025 (commencement of operations) to December 31, 2025	For the period from August 29, 2025 (commencement of operations) to December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Empower Moderately Aggressive Profile Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower S&P 500® Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from November 14, 2024 (commencement of operations) to December 31, 2024
Empower S&P Mid Cap 400® Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower S&P Small Cap 600® Index Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Empower Short Duration Bond Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Fund for U.S. Government Securities - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Global Allocation Fund - Class A	N/A	For the period from January 1, 2025 to March 11, 2025	For the period from January 1, 2025 to March 11, 2025 and for the year ended December 31, 2024
Federated Hermes International Leaders Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Kaufmann Fund - Class R	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes MDT Mid Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes MDT Small Cap Value Fund - Class A (formerly, Federated Hermes Clover Small Value Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A (formerly, Federated Hermes Equity Income Fund, Inc. - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Total Return Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity Advisor® Equity Growth Fund - Class M	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity Advisor® Leveraged Company Stock Fund - Class M	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity Advisor® Stock Selector Fund - Class M	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Balanced Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth & Income Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Overseas Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Value Strategies Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Conservative Allocation Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Core Plus Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Growth Allocation Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin High Income Fund - Class A1	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Income Fund - Class A1	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Moderate Allocation Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Mutual Beacon Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Mutual Global Discovery Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Mutual Shares Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Mutual U.S. Mid Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Small Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Small-Mid Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Small-Mid Cap Growth VIP Fund - Class 1	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Franklin Total Return Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Franklin U.S. Government Securities Fund - Class A1	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Core Fixed Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Equity Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Government Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs High Yield Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Income Builder Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs International Equity ESG Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Large Cap Equity Fund - Class A (formerly, Goldman Sachs Large Cap Core Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Large Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Mid Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Mid Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Satellite Strategies Portfolio - Class A	N/A	N/A	For the period from January 1, 2024 to February 13, 2024
Goldman Sachs Small Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Small/Mid Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs Strategic Growth Fund - Class A	N/A	For the period from January 1, 2025 to November 12, 2025	For the period from January 1, 2025 to November 12, 2025 and for the year ended December 31, 2024
Goldman Sachs U.S. Equity Insights Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Balanced HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Balanced HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Balanced Income Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Capital Appreciation HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Capital Appreciation HLS Fund - Class IB	December 31, 2025	For the period from February 3, 2025 (commencement of operations) to December 31, 2025	For the period from February 3, 2025 (commencement of operations) to December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Hartford Checks and Balances Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Conservative Allocation Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Conservative Allocation Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Disciplined Equity HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Disciplined Equity HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Dividend and Growth HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Dividend and Growth HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Equity Income Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Global Impact Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Healthcare HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Healthcare HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford International Equity Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford International Opportunities HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford International Opportunities HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford MidCap HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Moderate Allocation Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Moderate Allocation Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Moderately Aggressive Allocation Fund - Class R4 (formerly, The Hartford Growth Allocation Fund - Class R4)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Moderately Aggressive Allocation Fund - Class R5 (formerly, The Hartford Growth Allocation Fund - Class R5 )	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Small Cap Growth HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Small Cap Growth HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Small Company HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Hartford Small Company HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Stock HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Stock HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Total Return Bond HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Total Return Bond HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Ultrashort Bond HLS Fund - Class IA	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hartford Ultrashort Bond HLS Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Impax Ellevate Global Women’s Leadership Fund – Investor Class	N/A	N/A	For the period from January 11, 2024 (commencement of operations) to August 20, 2024
Invesco American Franchise Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Balanced-Risk Commodity Strategy Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Comstock Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Developing Markets Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Developing Markets Fund - Class Y	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Discovery Large Cap Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Discovery Mid Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Diversified Dividend Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Dividend Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Equity and Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Emerging Markets ex-China Fund - Class A (formerly, Invesco EQV Emerging Markets All Cap Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Emerging Markets ex-China Fund - Class Y (formerly, Invesco EQV Emerging Markets All Cap Fund - Class Y)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco EQV International Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Invesco Global Core Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Global Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Global Opportunities Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Global Strategic Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Gold & Special Minerals Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Growth and Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco International Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco International Diversified Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco International Growth Fund - Class A (formerly, Invesco Oppenheimer International Growth Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco International Value Fund - Class A (formerly, Invesco EQV European Equity Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Main Street All Cap Fund® - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Main Street Fund® - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Main Street Mid Cap Fund® - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Quality Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Real Estate Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Real Estate Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Rising Dividends Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Small Cap Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Small Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Small Cap Growth Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Small Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Technology Fund - Investor Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Invesco V.I. Diversified Dividend Fund - Series I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Small Cap Equity Fund - Series I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Technology Fund - Series I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco Value Opportunities Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Balanced Fund - Class S	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Balanced Portfolio - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Fund - Class S	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Enterprise Portfolio - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Forty Fund - Class S	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Forty Portfolio - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Global Research Fund - Class S	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Global Research Portfolio - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Mid Cap Value Fund - Class S	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Overseas Fund - Class S	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson Overseas Portfolio - Institutional Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
John Hancock New Opportunities Fund - Class A	N/A	N/A	For the year ended December 31, 2024
John Hancock Small Cap Dynamic Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan Core Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan Large Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan Large Cap Growth Fund - Class R2	December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from September 12, 2024 (commencement of operations) to December 31, 2024
JPMorgan Mid Cap Growth Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
JPMorgan Small Cap Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan Small Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan Small Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement®2020 Fund - Class A	N/A	N/A	For the year ended December 31, 2024
JPMorgan SmartRetirement® 2025 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® 2030 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® 2035 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® 2040 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® 2045 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® 2050 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® 2055 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® 2060 Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan SmartRetirement® Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan U.S. Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
JPMorgan U.S. Government Money Market Fund - Reserve Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Keeley Gabelli Small Cap Dividend Fund - Class A (formerly, KEELEY Small Cap Dividend Value Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LKCM Aquinas Catholic Equity Fund	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Loomis Sayles Income Fund - Admin Class (formerly, Loomis Sayles Bond Fund - ADM Class)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Loomis Sayles Income Fund - Retail Class (formerly, Loomis Sayles Bond Fund - Retail Class)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Affiliated Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Affiliated Fund, Inc. - Class P	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Bond-Debenture Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Lord Abbett Bond-Debenture Fund, Inc. - Class P	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Developing Growth Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Developing Growth Fund, Inc. - Class P	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Dividend Growth Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Dividend Growth Fund, Inc. - Class P	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Fundamental Equity Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Fundamental Equity Fund, Inc. - Class P	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Growth Opportunities Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett International Equity Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Total Return Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Value Opportunities Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lord Abbett Value Opportunities Fund, Inc. - Class P	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Balanced Fund - Standard Class II	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Disciplined Core Value Fund - Standard Class II	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century International Fund - Standard Class II	N/A	For the period from June 23, 2025 (commencement of operations) to December 10, 2025	For the period from June 23, 2025 (commencement of operations) to December 10, 2025
LVIP American Century Ultra® Fund - Standard Class II	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP American Century Value Fund - Standard Class II	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Massachusetts Investors Growth Stock Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Massachusetts Investors Trust - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual 40/60 Allocation Fund - Class R4	N/A	For the period from May 6, 2025 (commencement of operations) to September 12, 2025	For the period from May 6, 2025 (commencement of operations) to September 12, 2025
MassMutual 80/20 Allocation Fund - Class R4	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and the year ended December 31, 2024

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
MassMutual Blue Chip Growth Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Blue Chip Growth Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Core Bond Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Core Bond Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Diversified Value Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Equity Opportunities Fund - Class R5	N/A	N/A	For the year ended December 31, 2024
MassMutual Global Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual High Yield Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual International Equity Fund - Class R4	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Mid Cap Growth Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Mid Cap Growth Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Overseas Fund - Class R4	N/A	N/A	For the period from January 1, 2024 to March 4, 2024
MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the period from August 13, 2024 (commencement of operations) to December 31, 2024
MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3	N/A	For the period from January 1, 2025 to September 12, 2025	For the period from January 1, 2025 to September 12, 2025 and for the year ended December 31, 2024
MassMutual Short-Duration Bond Fund - Class R4	N/A	N/A	For the year ended December 31, 2024
MassMutual Small Cap Growth Equity Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Small Cap Opportunities Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Small Cap Opportunities Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MassMutual Strategic Emerging Markets Fund - Class R4	N/A	For the period from January 1, 2025 to January 24, 2025	For the period from January 1, 2025 to January 24, 2025 and for the year ended December 31, 2024
MassMutual Total Return Bond Fund - Class R4	N/A	N/A	For the year ended December 31, 2024
MFS® Core Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Core Equity Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Emerging Markets Debt Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Government Securities Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Growth Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
MFS® High Income Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® High Yield Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® International Growth Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® International Intrinsic Value Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® International New Discovery Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Mid Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® New Discovery Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Research International Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Technology Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Total Return Bond Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Total Return Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Utilities Series - Initial Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® Value Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MM S&P 500® Index Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Neuberger Quality Equity Fund - Class A (formerly, Neuberger Berman Sustainable Equity Fund Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Neuberger Quality Equity Fund - Trust Class (formerly, Neuberger Berman Sustainable Equity Fund - Trust Class)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
NexPoint Merger Arbitrage Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Nomura Asset Strategy Fund - Class Y (formerly, Macquarie Asset Strategy Fund - Class Y)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura Diversified Income Fund - Class A (formerly, Macquarie Diversified Income Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura Extended Duration Bond Fund - Class A (formerly, Macquarie Extended Duration Bond Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura Large Cap Growth Fund - Class Y (formerly, Macquarie Large Cap Growth Fund - Class Y)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura Natural Resources Fund - Class Y (formerly, Macquarie Natural Resources Fund - Class Y)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura Science and Technology Fund - Class Y (formerly, Macquarie Science and Technology Fund - Class Y)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nomura Small Cap Growth Fund - Class Y (formerly, Macquarie Small Cap Growth Fund - Class Y)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
North Square Spectrum Alpha Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nuveen Bond Index Fund - Retirement Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nuveen Equity Index Fund - Retirement Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nuveen International Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nuveen Large Cap Growth Index Fund - Retirement Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nuveen Large Cap Value Index Fund - Retirement Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nuveen Small Cap Select Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Nuveen Small/Mid Cap Growth Opportunities Fund - Class A (formerly, Nuveen Mid Cap Growth Opportunities Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PGIM Jennison Focused Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PGIM Jennison Mid-Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PGIM Jennison Natural Resources Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Emerging Markets Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Real Return Fund - Admin Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Real Return Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Total Return ESG Fund - Admin Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
PIMCO Total Return Fund - Admin Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO Total Return Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam Core Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam High Yield Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam International Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam International Small Cap Fund - Class A (formerly, Putnam International Capital Opportunities Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam Large Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam Large Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam Small Cap Growth Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam Sustainable Leaders Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT Emerging Markets Equity Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT Focused International Equity Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT High Yield Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT Small Cap Value Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT Sustainable Leaders Fund - Class IB	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Royce Small-Cap Total Return Fund - Service Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Royce Small-Cap Value Fund - Service Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Royce Smaller-Companies Growth Fund - Service Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Russell Investments LifePoints® Aggressive Strategy Fund - Class R1 (formerly, Russell Investments LifePoints® Growth Strategy Fund - Class R1)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Russell Investments LifePoints® Balanced Strategy Fund - Class R1	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Russell Investments LifePoints® Conservative Strategy Fund - Class R1	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1 (formerly, Russell Investments LifePoints® Equity Growth Strategy Fund - Class R1 )	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Russell Investments LifePoints® Moderate Strategy Fund - Class R1	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
State Street S&P 500 Index Fund - Class N	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Growth Stock Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2010 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2020 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2030 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2035 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2040 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2045 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2050 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2055 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2060 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Retirement 2065 Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For the year ended December 31, 2025 and for the period from January 26, 2024 (commencement of operations) to December 31, 2024
T. Rowe Price Retirement Balanced Fund - R Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Developing Markets Trust - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Foreign Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Global Bond Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Templeton Growth Fund, Inc. - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Capital Appreciation Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
The Hartford Capital Appreciation Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Dividend and Growth Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Growth Opportunities Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Healthcare Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford High Yield Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Inflation Plus Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford International Opportunities Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Midcap Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford MidCap Value Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Small Company Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Total Return Bond Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
The Hartford Total Return Bond Fund - Class R5	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Thornburg International Equity Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Thornburg International Equity Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Thornburg Small/Mid Cap Core Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Thornburg Small/Mid Cap Core Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Thornburg Small/Mid Cap Growth Fund - Class R3	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Thornburg Small/Mid Cap Growth Fund - Class R4	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Timothy Plan Large/Mid Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
UBS Global Allocation Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard 500 Index Fund - Admiral Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard Mid-Cap Index Fund - Admiral Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Vanguard Small-Cap Index Fund - Admiral Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Vanguard Total Bond Market Index Fund - Admiral Shares	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Diversified Stock Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Mid-Cap Core Growth Fund - Class A (formerly, Victory Munder Mid Cap Core Growth Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Disciplined Value Fund - Class A (formerly, Pioneer Disciplined Value Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Equity Income Fund - Class A (formerly, Pioneer Equity Income Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Fund - Class A (formerly, Pioneer Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Fundamental Growth Fund - Class A (formerly, Pioneer Fundamental Growth Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Global Equity Fund - Class A (formerly, Pioneer Global Sustainable Equity Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer High Yield Fund - Class A (formerly, Pioneer High Yield Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Mid Cap Value Fund - Class A (formerly, Pioneer Mid Cap Value Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Select Mid Cap Growth Fund - Class A (formerly, Pioneer Select Mid Cap Growth Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Pioneer Strategic Income Fund - Class A (formerly, Pioneer Strategic Income Fund - Class A)	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory RS Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Special Value Fund - Class A	N/A	For the period from January 1, 2025 to April 29, 2025	For the period from January 1, 2025 to April 29, 2025 and for the year ended December 31, 2024
Victory Sycamore Established Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Sycamore Established Value Fund - Class I	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Victory Sycamore Small Company Opportunity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Virtus Ceredex Large-Cap Value Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Virtus Ceredex Mid-Cap Value Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Virtus Ceredex Small-Cap Value Equity Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Virtus Duff & Phelps Water Fund - Institutional Class	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Sub-Account	Statement of assets and liabilities	Statement of operations	Statement of changes in net assets
Virtus NFJ Dividend Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Virtus NFJ International Value Fund - Class A	N/A	N/A	For the period from January 1, 2024 to January 8, 2024
Virtus NFJ Small-Cap Value Fund - Class A	December 31, 2025	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	AB Discovery Growth Fund - Class A	AB Discovery Value Fund - Class A	AB Global Bond Fund - Class A	AB Global Risk Allocation Fund - Class A	AB Growth Fund - Class A
Assets:
Investments:
Number of shares	7,543	29,444	3,618	5,511	643
Cost	$81,341	$613,183	$26,255	$90,180	$60,456
Market value	$84,939	$591,830	$25,218	$85,804	$67,401
Due from (due to) the Sponsor Company	—	—	(3)	—	(11)
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	22	—	—	143
Total Assets	84,939	591,852	25,215	85,804	67,533

Liabilities:
Payable for fund shares purchased	—	22	—	—	143
Redemptions payable	—	—	—	—	—
Total Liabilities	—	22	—	—	143

Net assets:
For Contract Liabilities	$84,939	$591,830	$25,215	$85,804	$67,390

Deferred contracts in the accumulation period:
Units owned by participants	1,688	17,956	2,092	3,645	1,060
Contract liability	$84,939	$591,830	$25,215	$85,804	$67,390

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$50.32	$32.96	$12.05	$23.54	$63.58

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	AB High Income Fund - Class A	AB International Value Fund - Class A	AB Large Cap Value Fund - Class A	AB Relative Value Fund - Class A	AB Sustainable Global Thematic Fund - Advisor Class
Assets:
Investments:
Number of shares	64,477	36,407	1,744	4,715	14,244
Cost	$473,367	$518,311	$29,004	$27,347	$2,333,042
Market value	$455,211	$689,554	$31,474	$30,414	$2,123,201
Due from (due to) the Sponsor Company	(6)	7	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	32	179	20	—	—
Total Assets	455,237	689,740	31,494	30,414	2,123,201

Liabilities:
Payable for fund shares purchased	32	179	20	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	32	179	20	—	—

Net assets:
For Contract Liabilities	$455,205	$689,561	$31,474	$30,414	$2,123,201

Deferred contracts in the accumulation period:
Units owned by participants	24,149	40,285	1,499	838	115,344
Contract liability	$455,205	$689,561	$31,474	$30,414	$2,123,201

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$18.85	$17.12	$21.00	$36.29	$18.41

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	AB Sustainable International Thematic Fund - Class A	Alger Capital Appreciation Institutional Fund - Class I	Alger Mid Cap Growth Institutional Fund - Class I	Alger Small Cap Growth Institutional Fund - Class I	Allspring Asset Allocation Fund - Class A
Assets:
Investments:
Number of shares	10,577	126,081	57,505	16,376	7,889
Cost	$194,142	$4,899,407	$1,482,604	$326,595	$110,243
Market value	$226,564	$6,822,261	$1,633,713	$287,232	$121,261
Due from (due to) the Sponsor Company	4	130	3	5	3
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	691	224	181	—
Total Assets	226,568	6,823,082	1,633,940	287,418	121,264

Liabilities:
Payable for fund shares purchased	—	691	224	181	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	691	224	181	—

Net assets:
For Contract Liabilities	$226,568	$6,822,391	$1,633,716	$287,237	$121,264

Deferred contracts in the accumulation period:
Units owned by participants	14,043	81,690	40,075	9,851	5,189
Contract liability	$226,568	$6,822,391	$1,633,716	$287,237	$121,264

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$16.13	$83.52	$40.77	$29.16	$23.37

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Allspring Core Bond Fund - Class A	Allspring Emerging Markets Equity Fund - Class A	Allspring International Equity Fund - Class A	Allspring Utility and Telecommunications Fund - Class A	American Century Investments® Diversified Bond Fund - A Class
Assets:
Investments:
Number of shares	4,438	40,114	1,502	1,649	19,373
Cost	$56,344	$1,013,489	$18,748	$30,331	$194,149
Market value	$51,034	$1,336,596	$23,962	$33,040	$179,589
Due from (due to) the Sponsor Company	—	6	—	—	(4)
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	185	—	—	—
Total Assets	51,034	1,336,787	23,962	33,040	179,585

Liabilities:
Payable for fund shares purchased	—	185	—	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	185	—	—	—

Net assets:
For Contract Liabilities	$51,034	$1,336,602	$23,962	$33,040	$179,585

Deferred contracts in the accumulation period:
Units owned by participants	4,142	45,923	1,586	681	15,551
Contract liability	$51,034	$1,336,602	$23,962	$33,040	$179,585

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$12.32	$29.11	$15.11	$48.52	$11.55

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® Equity Growth Fund - A Class	American Century Investments® Equity Income Fund - A Class	American Century Investments® Equity Income Fund - Investor Class	American Century Investments® Focused Large Cap Value Fund - A Class	American Century Investments® Growth Fund - A Class
Assets:
Investments:
Number of shares	2,747	249,307	2,364,950	5,764	42,939
Cost	$83,902	$2,163,985	$19,680,755	$57,180	$1,890,793
Market value	$97,629	$2,109,134	$20,007,479	$59,832	$2,262,472
Due from (due to) the Sponsor Company	3	—	—	—	4
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	246	—	176	—	628
Total Assets	97,878	2,109,134	20,007,655	59,832	2,263,104

Liabilities:
Payable for fund shares purchased	246	—	176	—	628
Redemptions payable	—	—	—	—	—
Total Liabilities	246	—	176	—	628

Net assets:
For Contract Liabilities	$97,632	$2,109,134	$20,007,479	$59,832	$2,262,476

Deferred contracts in the accumulation period:
Units owned by participants	2,042	53,626	1,019,584	3,504	18,602
Contract liability	$97,632	$2,109,134	$20,007,479	$59,832	$2,262,476

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$47.81	$39.33	$19.62	$17.08	$121.63

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® Heritage Fund - A Class	American Century Investments® Inflation-Adjusted Bond Fund - A Class	American Century Investments® Mid Cap Value Fund - A Class	American Century Investments® Small Cap Value Fund - A Class	American Century Investments® Small Cap Value Fund - Investor Class
Assets:
Investments:
Number of shares	65,559	4,449	26,483	76,933	285,267
Cost	$1,263,082	$50,505	$414,484	$720,304	$2,467,608
Market value	$1,065,329	$46,897	$390,098	$667,778	$2,521,756
Due from (due to) the Sponsor Company	6	—	—	—	—
Receivable from fund shares sold	18	—	—	—	—
Purchase payments receivable	—	—	635	192	—
Total Assets	1,065,353	46,897	390,733	667,970	2,521,756

Liabilities:
Payable for fund shares purchased	—	—	635	192	—
Redemptions payable	18	—	—	—	—
Total Liabilities	18	—	635	192	—

Net assets:
For Contract Liabilities	$1,065,335	$46,897	$390,098	$667,778	$2,521,756

Deferred contracts in the accumulation period:
Units owned by participants	36,048	3,176	13,783	14,454	58,516
Contract liability	$1,065,335	$46,897	$390,098	$667,778	$2,521,756

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$29.55	$14.77	$28.30	$46.20	$43.10

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® U.S. Government Money Market Fund - A Class	American Century Investments® Ultra® Fund - A Class	American Funds® AMCAP Fund® - Class R-3	American Funds® American Balanced Fund® - Class R-3	American Funds® American Balanced Fund® - Class R-4
Assets:
Investments:
Number of shares	9,829,960	11,764	85,815	337,688	231,142
Cost	$9,829,960	$736,792	$2,930,471	$10,047,985	$6,774,281
Market value	$9,829,960	$1,004,433	$3,701,209	$12,568,749	$8,647,012
Due from (due to) the Sponsor Company	(12)	14	—	—	7
Receivable from fund shares sold	113,057	44	—	—	—
Purchase payments receivable	2,443	10	596	2,156	118
Total Assets	9,945,448	1,004,501	3,701,805	12,570,905	8,647,137

Liabilities:
Payable for fund shares purchased	—	—	596	2,156	118
Redemptions payable	115,500	54	—	—	—
Total Liabilities	115,500	54	596	2,156	118

Net assets:
For Contract Liabilities	$9,829,948	$1,004,447	$3,701,209	$12,568,749	$8,647,019

Deferred contracts in the accumulation period:
Units owned by participants	887,201	12,118	73,995	355,526	422,396
Contract liability	$9,829,948	$1,004,447	$3,701,209	$12,568,749	$8,647,019

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$11.08	$82.89	$50.02	$35.35	$20.47

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	American Funds® American Mutual Fund® - Class R-3	American Funds® Capital Income Builder® - Class R-3	American Funds® Capital World Growth and Income Fund® - Class R-3	American Funds® Capital World Growth and Income Fund® - Class R-4	American Funds® EUPAC Fund™ - Class R-3 (1)
Assets:
Investments:
Number of shares	83,671	175,977	265,970	72,147	317,506
Cost	$3,965,367	$10,910,741	$14,404,567	$3,492,718	$16,879,198
Market value	$4,921,526	$13,541,402	$18,836,026	$5,140,449	$18,558,201
Due from (due to) the Sponsor Company	5	17	—	—	—
Receivable from fund shares sold	15,481	18,276	—	—	101,454
Purchase payments receivable	1,666	2,809	1,302	121	5,147
Total Assets	4,938,678	13,562,504	18,837,328	5,140,570	18,664,802

Liabilities:
Payable for fund shares purchased	—	—	762	121	—
Redemptions payable	17,147	21,085	540	—	106,601
Total Liabilities	17,147	21,085	1,302	121	106,601

Net assets:
For Contract Liabilities	$4,921,531	$13,541,419	$18,836,026	$5,140,449	$18,558,201

Deferred contracts in the accumulation period:
Units owned by participants	153,874	576,111	474,587	122,336	539,552
Contract liability	$4,921,531	$13,541,419	$18,836,026	$5,140,449	$18,558,201

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$31.98	$23.50	$39.69	$42.02	$34.40

(1) American Funds EuroPacific Growth Fund® - Class R3, name changed to American Funds® EUPAC Fund™ - Class R-3, effective June 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	American Funds® Fundamental Investors® - Class R-3	American Funds® New Perspective Fund® - Class R-3	American Funds® New World Fund® - Class R-3	American Funds® SMALLCAP World Fund® - Class R-3	American Funds® The Bond Fund of America® - Class R-3
Assets:
Investments:
Number of shares	222,774	196,730	1,236	10,524	275,154
Cost	$14,366,503	$9,864,417	$95,343	$584,943	$3,303,349
Market value	$20,401,635	$13,403,213	$113,023	$716,448	$3,150,518
Due from (due to) the Sponsor Company	(31)	7	—	(4)	(12)
Receivable from fund shares sold	—	—	5,311	—	—
Purchase payments receivable	4,260	3,166	56	135	1,197
Total Assets	20,405,864	13,406,386	118,390	716,579	3,151,703

Liabilities:
Payable for fund shares purchased	4,260	3,166	—	135	1,182
Redemptions payable	—	—	5,367	—	15
Total Liabilities	4,260	3,166	5,367	135	1,197

Net assets:
For Contract Liabilities	$20,401,604	$13,403,220	$113,023	$716,444	$3,150,506

Deferred contracts in the accumulation period:
Units owned by participants	403,335	298,900	4,920	24,404	241,251
Contract liability	$20,401,604	$13,403,220	$113,023	$716,444	$3,150,506

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$50.58	$44.84	$22.97	$29.36	$13.06

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Income Fund of America® - Class R-3	American Funds® The Investment Company of America® - Class R-3	American Funds® The New Economy Fund® - Class R-3	American Funds® The Washington Mutual Investors Fund® - Class R-3
Assets:
Investments:
Number of shares	718,577	350,653	201,489	36,787	100,747
Cost	$41,307,908	$7,944,552	$9,130,339	$1,904,565	$5,123,874
Market value	$55,653,762	$9,106,471	$12,546,723	$2,526,510	$6,476,035
Due from (due to) the Sponsor Company	(4)	—	—	(3)	—
Receivable from fund shares sold	—	23,272	—	—	—
Purchase payments receivable	10,967	787	563	259	499
Total Assets	55,664,725	9,130,530	12,547,286	2,526,766	6,476,534

Liabilities:
Payable for fund shares purchased	10,925	—	194	259	406
Redemptions payable	42	24,059	369	—	93
Total Liabilities	10,967	24,059	563	259	499

Net assets:
For Contract Liabilities	$55,653,758	$9,106,471	$12,546,723	$2,526,507	$6,476,035

Deferred contracts in the accumulation period:
Units owned by participants	843,576	336,857	263,093	70,485	137,915
Contract liability	$55,653,758	$9,106,471	$12,546,723	$2,526,507	$6,476,035

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$65.97	$27.03	$47.69	$35.84	$46.96

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	AMG GW&K Small/Mid Cap Core Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan Mid Cap Value Fund - Investor Class	Ave Maria Growth Fund
Assets:
Investments:
Number of shares	4,763	1,307	128	188,790	3,368
Cost	$83,408	$55,300	$7,411	$3,577,900	$136,313
Market value	$91,204	$50,433	$9,454	$2,794,085	$163,605
Due from (due to) the Sponsor Company	3	8	(8)	—	12
Receivable from fund shares sold	—	—	—	12	—
Purchase payments receivable	176	—	—	7	271
Total Assets	91,383	50,441	9,446	2,794,104	163,888

Liabilities:
Payable for fund shares purchased	176	—	—	—	271
Redemptions payable	—	—	—	19	—
Total Liabilities	176	—	—	19	271

Net assets:
For Contract Liabilities	$91,207	$50,441	$9,446	$2,794,085	$163,617

Deferred contracts in the accumulation period:
Units owned by participants	7,453	1,310	141	38,197	2,831
Contract liability	$91,207	$50,441	$9,446	$2,794,085	$163,617

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$12.24	$38.50	$66.99	$73.15	$57.79

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Baron Small Cap Fund® - Retail Shares	BlackRock Advantage Large Cap Core Fund - Investor A Shares	BlackRock Advantage Large Cap Growth Fund - Investor A Shares
Assets:
Investments:
Number of shares	61,389	1,256	6,564	5,318	7,566
Cost	$1,210,909	$29,175	$201,778	$102,413	$165,525
Market value	$1,318,638	$34,271	$179,397	$119,982	$200,500
Due from (due to) the Sponsor Company	(9)	(9)	(3)	—	4
Receivable from fund shares sold	—	—	18	—	—
Purchase payments receivable	444	141	—	111	75
Total Assets	1,319,073	34,403	179,412	120,093	200,579

Liabilities:
Payable for fund shares purchased	444	141	—	111	75
Redemptions payable	—	—	18	—	—
Total Liabilities	444	141	18	111	75

Net assets:
For Contract Liabilities	$1,318,629	$34,262	$179,394	$119,982	$200,504

Deferred contracts in the accumulation period:
Units owned by participants	27,524	1,684	5,123	2,625	1,910
Contract liability	$1,318,629	$34,262	$179,394	$119,982	$200,504

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$47.91	$20.35	$35.02	$45.71	$104.98

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	BlackRock Advantage Small Cap Growth Fund - Investor A Shares	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Global Allocation Fund, Inc. - Investor A Shares
Assets:
Investments:
Number of shares	46,259	757	30,350	146,858	295,927
Cost	$614,694	$19,720	$974,186	$3,008,301	$5,667,288
Market value	$716,558	$21,905	$1,055,862	$3,042,894	$5,977,730
Due from (due to) the Sponsor Company	6	—	10	—	13
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	68	—	102	351	1,703
Total Assets	716,632	21,905	1,055,974	3,043,245	5,979,446

Liabilities:
Payable for fund shares purchased	66	—	102	351	1,703
Redemptions payable	2	—	—	—	—
Total Liabilities	68	—	102	351	1,703

Net assets:
For Contract Liabilities	$716,564	$21,905	$1,055,872	$3,042,894	$5,977,743

Deferred contracts in the accumulation period:
Units owned by participants	41,900	645	28,489	60,763	267,490
Contract liability	$716,564	$21,905	$1,055,872	$3,042,894	$5,977,743

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$17.10	$33.96	$37.06	$50.08	$22.35

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares
Assets:
Investments:
Number of shares	772,990	1,046,902	102,195	675,131	1,259,506
Cost	$10,867,319	$13,720,718	$1,570,818	$11,938,248	$19,227,788
Market value	$11,285,659	$14,237,865	$1,749,582	$12,685,715	$19,673,486
Due from (due to) the Sponsor Company	4	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	584	1,755	67	2,715	7,337
Total Assets	11,286,247	14,239,620	1,749,649	12,688,430	19,680,823

Liabilities:
Payable for fund shares purchased	584	1,755	67	2,715	7,126
Redemptions payable	—	—	—	—	211
Total Liabilities	584	1,755	67	2,715	7,337

Net assets:
For Contract Liabilities	$11,285,663	$14,237,865	$1,749,582	$12,685,715	$19,673,486

Deferred contracts in the accumulation period:
Units owned by participants	345,149	601,899	65,501	362,839	709,130
Contract liability	$11,285,663	$14,237,865	$1,749,582	$12,685,715	$19,673,486

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$32.70	$23.65	$26.71	$34.96	$27.74

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares
Assets:
Investments:
Number of shares	49,225	158,837	177,426	99,999	10,532
Cost	$873,543	$3,342,119	$3,942,701	$1,900,638	$158,108
Market value	$964,814	$4,039,226	$4,471,135	$2,167,969	$177,667
Due from (due to) the Sponsor Company	—	—	—	10	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	227	—	1,067	210	275
Total Assets	965,041	4,039,226	4,472,202	2,168,189	177,942

Liabilities:
Payable for fund shares purchased	16	—	1,067	210	232
Redemptions payable	211	—	—	—	43
Total Liabilities	227	—	1,067	210	275

Net assets:
For Contract Liabilities	$964,814	$4,039,226	$4,471,135	$2,167,979	$177,667

Deferred contracts in the accumulation period:
Units owned by participants	31,371	106,308	118,739	79,720	11,792
Contract liability	$964,814	$4,039,226	$4,471,135	$2,167,979	$177,667

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$30.75	$38.00	$37.66	$27.19	$15.07

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares	BlackRock Mid-Cap Value Fund - Investor A Shares
Assets:
Investments:
Number of shares	1,457	571,965	848,238	10,382	52,761
Cost	$20,514	$6,113,364	$7,208,697	$291,863	$1,044,061
Market value	$22,209	$5,645,295	$6,599,297	$304,508	$1,110,617
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	48,100	18,840
Purchase payments receivable	—	—	416	155	63
Total Assets	22,209	5,645,295	6,599,713	352,763	1,129,520

Liabilities:
Payable for fund shares purchased	—	—	416	—	—
Redemptions payable	—	—	—	48,255	18,903
Total Liabilities	—	—	416	48,255	18,903

Net assets:
For Contract Liabilities	$22,209	$5,645,295	$6,599,297	$304,508	$1,110,617

Deferred contracts in the accumulation period:
Units owned by participants	1,557	204,912	303,861	7,535	33,247
Contract liability	$22,209	$5,645,295	$6,599,297	$304,508	$1,110,617

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$14.26	$27.55	$21.72	$40.41	$33.41

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	BlackRock S&P 500 Index V.I. Fund - Class I Shares	BlackRock S&P 500 Index V.I. Fund - Class III Shares	BNY Mellon Bond Market Index Fund - Investor Class	BNY Mellon Core Plus Fund - Class A	BNY Mellon International Stock Index Fund - Investor Shares
Assets:
Investments:
Number of shares	315,023	213,275	1,700,346	55,421	11,288
Cost	$8,691,395	$6,725,457	$16,300,406	$546,439	$194,698
Market value	$12,156,727	$8,110,837	$15,524,157	$514,859	$269,332
Due from (due to) the Sponsor Company	9	—	71	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	38	1,909	2,239	—	—
Total Assets	12,156,774	8,112,746	15,526,467	514,859	269,332

Liabilities:
Payable for fund shares purchased	17	1,909	2,239	—	—
Redemptions payable	21	—	—	—	—
Total Liabilities	38	1,909	2,239	—	—

Net assets:
For Contract Liabilities	$12,156,736	$8,110,837	$15,524,228	$514,859	$269,332

Deferred contracts in the accumulation period:
Units owned by participants	452,075	441,222	1,041,577	43,840	10,331
Contract liability	$12,137,860	$8,110,837	$15,524,228	$514,859	$269,332

Deferred contracts in the annuity period:
Units owned by participants	703	—	—	—	—
Contract liability	$18,876	$—	$—	$—	$—

Unit Value (Accumulation)	$26.85	$18.38	$14.90	$11.74	$26.07

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	BNY Mellon Midcap Index Fund, Inc. - Investor Shares	BNY Mellon S&P 500 Index Fund	BNY Mellon Smallcap Stock Index Fund - Investor Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares
Assets:
Investments:
Number of shares	752,554	871,102	607,311	230	1,371
Cost	$23,152,161	$47,401,915	$16,040,955	$9,145	$49,940
Market value	$20,296,382	$53,389,825	$13,458,022	$13,435	$46,168
Due from (due to) the Sponsor Company	—	—	(3)	—	—
Receivable from fund shares sold	6,952	—	62,871	—	—
Purchase payments receivable	3,681	150,475	3,069	—	—
Total Assets	20,307,015	53,540,300	13,523,959	13,435	46,168

Liabilities:
Payable for fund shares purchased	—	84,858	—	—	—
Redemptions payable	10,633	65,617	65,940	—	—
Total Liabilities	10,633	150,475	65,940	—	—

Net assets:
For Contract Liabilities	$20,296,382	$53,389,825	$13,458,019	$13,435	$46,168

Deferred contracts in the accumulation period:
Units owned by participants	223,379	983,593	178,412	194	896
Contract liability	$20,296,382	$53,389,825	$13,458,019	$11,533	$46,168

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	32	—
Contract liability	$—	$—	$—	$1,902	$—

Unit Value (Accumulation)	$90.86	$54.28	$75.43	$59.45	$51.53

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares	Calamos International Growth Fund - Class A	Calvert Bond Fund - Class A	Calvert Equity Fund - Class A	Calvert Income Fund - Class A
Assets:
Investments:
Number of shares	288	93	130,034	128,955	45,528
Cost	$10,141	$1,797	$1,981,395	$8,434,428	$697,788
Market value	$11,470	$2,024	$1,921,902	$8,591,006	$702,951
Due from (due to) the Sponsor Company	—	4	(5)	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	970	2,345	—
Total Assets	11,470	2,028	1,922,867	8,593,351	702,951

Liabilities:
Payable for fund shares purchased	—	—	970	2,345	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	970	2,345	—

Net assets:
For Contract Liabilities	$11,470	$2,028	$1,921,897	$8,591,006	$702,951

Deferred contracts in the accumulation period:
Units owned by participants	182	99	121,471	133,467	45,614
Contract liability	$11,470	$2,028	$1,921,897	$8,591,006	$702,951

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$63.02	$20.48	$15.82	$64.37	$15.41

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Calvert VP SRI Balanced Portfolio - Class I	ClearBridge Appreciation Fund - Class A	ClearBridge Growth Fund - Class A	ClearBridge Growth Fund - Class FI	ClearBridge Mid Cap Fund - Class A
Assets:
Investments:
Number of shares	19,177	21,967	415	251	48,137
Cost	$40,524	$621,925	$46,603	$27,377	$1,595,350
Market value	$54,656	$763,563	$37,919	$23,448	$1,562,034
Due from (due to) the Sponsor Company	—	—	10	(10)	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	12	—	—	3,407
Total Assets	54,656	763,575	37,929	23,438	1,565,441

Liabilities:
Payable for fund shares purchased	—	12	—	—	3,407
Redemptions payable	—	—	—	—	—
Total Liabilities	—	12	—	—	3,407

Net assets:
For Contract Liabilities	$54,656	$763,563	$37,929	$23,438	$1,562,034

Deferred contracts in the accumulation period:
Units owned by participants	1,623	24,411	1,122	752	41,104
Contract liability	$54,656	$763,563	$37,929	$23,438	$1,562,034

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$33.68	$31.28	$33.80	$31.17	$38.00

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	ClearBridge Small Cap Fund - Class A	ClearBridge Small Cap Growth Fund - Class A	ClearBridge Small Cap Growth Fund - Class FI	ClearBridge Value Fund - Class A	ClearBridge Value Fund - Class FI
Assets:
Investments:
Number of shares	342	4,696	14,817	458	2,650
Cost	$12,269	$164,290	$506,856	$47,096	$251,491
Market value	$12,911	$146,642	$466,584	$43,129	$319,115
Due from (due to) the Sponsor Company	—	—	—	—	(47)
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	6	204	—	—
Total Assets	12,911	146,648	466,788	43,129	319,068

Liabilities:
Payable for fund shares purchased	—	6	204	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	6	204	—	—

Net assets:
For Contract Liabilities	$12,911	$146,642	$466,584	$43,129	$319,068

Deferred contracts in the accumulation period:
Units owned by participants	1,162	3,990	11,856	3,872	7,504
Contract liability	$12,911	$146,642	$466,584	$43,129	$319,068

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$11.11	$36.75	$39.35	$11.14	$42.52

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Columbia Acorn International Select℠ - Class A	Columbia Acorn® Fund - Class A	Columbia Contrarian Core Fund - Class A	Columbia Intrinsic Value Fund - Institutional Class (2)	Columbia Large Cap Growth Opportunity Fund - Class A
Assets:
Investments:
Number of shares	15	73,336	11,105	15,181	61,302
Cost	$425	$830,372	$329,312	$230,043	$1,009,241
Market value	$418	$655,628	$423,865	$273,558	$1,124,281
Due from (due to) the Sponsor Company	(5)	4	4	—	6
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	101	348	195	68
Total Assets	413	655,733	424,217	273,753	1,124,355

Liabilities:
Payable for fund shares purchased	—	101	348	195	61
Redemptions payable	—	—	—	—	7
Total Liabilities	—	101	348	195	68

Net assets:
For Contract Liabilities	$413	$655,632	$423,869	$273,558	$1,124,287

Deferred contracts in the accumulation period:
Units owned by participants	34	10,922	3,752	7,747	33,313
Contract liability	$413	$655,632	$423,869	$273,558	$1,124,287

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$12.15	$60.03	$112.97	$35.31	$33.75

(2) Columbia Large Cap Value Fund - Institutional Class, name changed to Columbia Intrinsic Value Fund - Institutional Class, effective September 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	Columbia Select Small Cap Value Fund - Institutional Class	Columbia Seligman Global Technology Fund - Class A	Columbia Seligman Technology and Information Fund - Class A
Assets:
Investments:
Number of shares	122,965	24,141	28	11,673	12,863
Cost	$1,590,388	$269,646	$582	$640,032	$1,418,775
Market value	$1,792,824	$353,421	$601	$1,058,476	$2,015,626
Due from (due to) the Sponsor Company	12	3	(7)	(4)	(6)
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	114	—	—	30	370
Total Assets	1,792,950	353,424	594	1,058,502	2,015,990

Liabilities:
Payable for fund shares purchased	114	—	—	30	370
Redemptions payable	—	—	—	—	—
Total Liabilities	114	—	—	30	370

Net assets:
For Contract Liabilities	$1,792,836	$353,424	$594	$1,058,472	$2,015,620

Deferred contracts in the accumulation period:
Units owned by participants	65,530	16,855	29	7,572	12,538
Contract liability	$1,792,836	$353,424	$594	$1,058,472	$2,015,620

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$27.36	$20.97	$20.48	$139.79	$160.76

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Columbia Small Cap Value Discovery Fund - Class A (3)	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class A	Davis New York Venture Fund - Class A	Davis Opportunity Fund - Class A
Assets:
Investments:
Number of shares	5,240	16,744	2,825	175,379	1,935
Cost	$209,272	$370,407	$146,408	$5,053,079	$70,839
Market value	$227,195	$365,360	$224,217	$5,071,959	$76,502
Due from (due to) the Sponsor Company	—	—	(9)	—	(3)
Receivable from fund shares sold	—	—	—	58	—
Purchase payments receivable	413	—	—	364	—
Total Assets	227,608	365,360	224,208	5,072,381	76,499

Liabilities:
Payable for fund shares purchased	413	—	—	—	—
Redemptions payable	—	—	—	422	—
Total Liabilities	413	—	—	422	—

Net assets:
For Contract Liabilities	$227,195	$365,360	$224,208	$5,071,959	$76,499

Deferred contracts in the accumulation period:
Units owned by participants	3,137	12,614	5,253	147,298	1,930
Contract liability	$227,195	$365,360	$224,208	$5,071,959	$76,499

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$72.42	$28.96	$42.68	$34.43	$39.64

(3) Columbia Small Cap Value I Fund - Class A, name changed to Columbia Small Cap Value Discovery Fund - Class A, effective September 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Domini Impact Equity Fund℠ - Investor Shares	DWS Core Equity VIP - Class A	DWS CROCI® Equity Dividend Fund - Class A	DWS Emerging Markets Fixed Income Fund - Class A	DWS International Opportunities Fund - Class A (4)
Assets:
Investments:
Number of shares	4,654	2,776	4,648	272	2,514
Cost	$142,329	$31,312	$229,647	$2,425	$94,161
Market value	$175,299	$39,007	$224,005	$2,095	$112,416
Due from (due to) the Sponsor Company	—	—	20	6	13
Receivable from fund shares sold	18	—	—	—	—
Purchase payments receivable	—	—	—	—	137
Total Assets	175,317	39,007	224,025	2,101	112,566

Liabilities:
Payable for fund shares purchased	—	—	—	—	137
Redemptions payable	18	—	—	—	—
Total Liabilities	18	—	—	—	137

Net assets:
For Contract Liabilities	$175,299	$39,007	$224,025	$2,101	$112,429

Deferred contracts in the accumulation period:
Units owned by participants	4,059	657	9,484	117	5,787
Contract liability	$175,299	$39,007	$224,025	$2,101	$112,429

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$43.19	$59.37	$23.62	$17.96	$19.43

(4) DWS International Growth Fund -Class A, name changed to DWS International Opportunities Fund - Class A, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	DWS RREEF Real Estate Securities Fund - Class A	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	Eaton Vance Balanced Fund - Class A	Eaton Vance Dividend Builder Fund - Class A	Eaton Vance Income Fund of Boston - Class A
Assets:
Investments:
Number of shares	1,383	21,184	28,138	61,784	546,375
Cost	$28,883	$650,912	$280,962	$902,193	$2,900,809
Market value	$29,233	$641,663	$350,044	$971,866	$2,890,321
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	3,530
Purchase payments receivable	—	59	—	—	222
Total Assets	29,233	641,722	350,044	971,866	2,894,073

Liabilities:
Payable for fund shares purchased	—	59	—	—	—
Redemptions payable	—	—	—	—	3,752
Total Liabilities	—	59	—	—	3,752

Net assets:
For Contract Liabilities	$29,233	$641,663	$350,044	$971,866	$2,890,321

Deferred contracts in the accumulation period:
Units owned by participants	1,545	14,474	7,459	25,931	117,646
Contract liability	$29,233	$641,663	$350,044	$971,866	$2,890,321

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$18.92	$44.33	$46.93	$37.48	$24.57

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Eaton Vance Large-Cap Value Fund - Class A	Eaton Vance Worldwide Health Sciences Fund - Class A	Empower Aggressive Profile Fund - Investor Class	Empower Emerging Markets Equity Fund - Investor Class	Empower International Index Fund - Investor Class
Assets:
Investments:
Number of shares	53,236	31,321	16,468	10,593	22,068
Cost	$1,154,426	$386,604	$103,134	$98,450	$289,131
Market value	$1,424,600	$415,937	$99,469	$126,158	$347,799
Due from (due to) the Sponsor Company	—	3	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	19	844	153	258
Total Assets	1,424,600	415,959	100,313	126,311	348,057

Liabilities:
Payable for fund shares purchased	—	19	844	153	258
Redemptions payable	—	—	—	—	—
Total Liabilities	—	19	844	153	258

Net assets:
For Contract Liabilities	$1,424,600	$415,940	$99,469	$126,158	$347,799

Deferred contracts in the accumulation period:
Units owned by participants	43,653	8,771	7,200	10,414	23,865
Contract liability	$1,424,600	$415,940	$99,469	$126,158	$347,799

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$32.63	$47.42	$13.82	$12.11	$14.57

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Empower Lifetime 2015 Fund - Investor Class	Empower Lifetime 2020 Fund - Investor Class	Empower Lifetime 2025 Fund - Investor Class	Empower Lifetime 2030 Fund - Investor Class	Empower Lifetime 2035 Fund - Investor Class
Assets:
Investments:
Number of shares	2,632	648	8,800	39,306	28,556
Cost	$32,818	$6,409	$115,696	$392,030	$367,548
Market value	$36,220	$7,019	$129,271	$446,124	$431,481
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	25	—	250	435	25
Total Assets	36,245	7,019	129,521	446,559	431,506

Liabilities:
Payable for fund shares purchased	25	—	250	435	25
Redemptions payable	—	—	—	—	—
Total Liabilities	25	—	250	435	25

Net assets:
For Contract Liabilities	$36,220	$7,019	$129,271	$446,124	$431,481

Deferred contracts in the accumulation period:
Units owned by participants	2,988	572	10,346	34,887	32,800
Contract liability	$36,220	$7,019	$129,271	$446,124	$431,481

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$12.12	$12.27	$12.49	$12.79	$13.15

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Empower Lifetime 2040 Fund - Investor Class	Empower Lifetime 2045 Fund - Investor Class	Empower Lifetime 2050 Fund - Investor Class	Empower Lifetime 2055 Fund - Investor Class	Empower Lifetime 2060 Fund - Investor Class
Assets:
Investments:
Number of shares	1,368	4,806	16,483	976	1,403
Cost	$14,401	$61,562	$173,422	$17,713	$15,506
Market value	$16,017	$75,741	$206,373	$20,380	$16,574
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	143	20	25	—	110
Total Assets	16,160	75,761	206,398	20,380	16,684

Liabilities:
Payable for fund shares purchased	143	20	25	—	110
Redemptions payable	—	—	—	—	—
Total Liabilities	143	20	25	—	110

Net assets:
For Contract Liabilities	$16,017	$75,741	$206,373	$20,380	$16,574

Deferred contracts in the accumulation period:
Units owned by participants	1,185	5,504	14,860	1,464	1,191
Contract liability	$16,017	$75,741	$206,373	$20,380	$16,574

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$13.52	$13.76	$13.89	$13.92	$13.92

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Empower Moderate Profile Fund - Investor Class	Empower Moderately Aggressive Profile Fund - Investor Class	Empower S&P 500® Index Fund - Investor Class	Empower S&P Mid Cap 400® Index Fund - Investor Class	Empower S&P Small Cap 600® Index Fund - Investor Class
Assets:
Investments:
Number of shares	43,474	53,844	116	6,453	2,022
Cost	$296,926	$410,161	$4,559	$121,810	$25,138
Market value	$285,187	$401,680	$5,080	$135,966	$26,110
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	420	735	—	—	—
Total Assets	285,607	402,415	5,080	135,966	26,110

Liabilities:
Payable for fund shares purchased	420	735	—	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	420	735	—	—	—

Net assets:
For Contract Liabilities	$285,187	$401,680	$5,080	$135,966	$26,110

Deferred contracts in the accumulation period:
Units owned by participants	22,932	29,341	435	9,543	2,004
Contract liability	$285,187	$401,680	$5,080	$135,966	$26,110

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$12.44	$13.69	$11.68	$14.25	$13.03

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Empower Short Duration Bond Fund - Investor Class	Federated Hermes Fund for U.S. Government Securities - Class A	Federated Hermes International Leaders Fund - Class A	Federated Hermes Kaufmann Fund - Class R	Federated Hermes MDT Mid Cap Growth Fund - Class A
Assets:
Investments:
Number of shares	1,685	29,340	291	821,925	7,317
Cost	$17,213	$203,982	$10,739	$4,758,634	$325,730
Market value	$17,678	$185,139	$12,843	$4,594,560	$441,212
Due from (due to) the Sponsor Company	—	—	3	4	8
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	21	13	—	278	78
Total Assets	17,699	185,152	12,846	4,594,842	441,298

Liabilities:
Payable for fund shares purchased	21	13	—	278	78
Redemptions payable	—	—	—	—	—
Total Liabilities	21	13	—	278	78

Net assets:
For Contract Liabilities	$17,678	$185,139	$12,846	$4,594,564	$441,220

Deferred contracts in the accumulation period:
Units owned by participants	1,596	14,026	433	129,192	7,305
Contract liability	$17,678	$185,139	$12,846	$4,594,564	$441,220

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$11.08	$13.20	$29.67	$35.56	$60.40

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Federated Hermes MDT Small Cap Value Fund - Class A (5)	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A (6)	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A	Federated Hermes Total Return Bond Fund - Class A	Fidelity Advisor® Equity Growth Fund - Class M
Assets:
Investments:
Number of shares	1,460	2,837	24	4,919	48,829
Cost	$37,237	$62,411	$172	$52,708	$739,322
Market value	$36,509	$56,882	$166	$47,171	$1,042,990
Due from (due to) the Sponsor Company	(7)	—	4	(8)	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	—	—	169
Total Assets	36,502	56,882	170	47,163	1,043,159

Liabilities:
Payable for fund shares purchased	—	—	—	—	169
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	—	—	169

Net assets:
For Contract Liabilities	$36,502	$56,882	$170	$47,163	$1,042,990

Deferred contracts in the accumulation period:
Units owned by participants	1,200	1,818	7	3,082	14,534
Contract liability	$36,502	$56,882	$170	$47,163	$1,042,990

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$30.42	$31.29	$24.29	$15.30	$71.76

(5) Federated Hermes Clover Small Value Fund - Class A, name changed to Federated Hermes MDT Small Cap Value Fund - Class A, effective November 26, 2025.
(6) Federated Hermes Equity Income Fund, Inc. - Class A, name changed to Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A, effective October 27, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Fidelity Advisor® Leveraged Company Stock Fund - Class M	Fidelity Advisor® Stock Selector Fund - Class M	Fidelity® VIP Balanced Portfolio - Initial Class	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2
Assets:
Investments:
Number of shares	64,057	7	46,094	11	470
Cost	$2,558,294	$451	$970,280	$138	$6,026
Market value	$2,793,525	$621	$1,221,962	$128	$6,174
Due from (due to) the Sponsor Company	—	(5)	(42)	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	216	—	30	—	—
Total Assets	2,793,741	616	1,221,950	128	6,174

Liabilities:
Payable for fund shares purchased	216	—	30	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	216	—	30	—	—

Net assets:
For Contract Liabilities	$2,793,525	$616	$1,221,920	$128	$6,174

Deferred contracts in the accumulation period:
Units owned by participants	68,498	13	26,638	3	144
Contract liability	$2,793,525	$616	$1,220,957	$128	$6,174

Deferred contracts in the annuity period:
Units owned by participants	—	—	21	—	—
Contract liability	$—	$—	$963	$—	$—

Unit Value (Accumulation)	$40.78	$47.38	$45.84	$42.67	$42.88

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	Fidelity® VIP Growth & Income Portfolio - Initial Class
Assets:
Investments:
Number of shares	4,838	46,840	513	31	7,233
Cost	$67,793	$664,627	$10,797	$565	$169,764
Market value	$82,532	$821,099	$15,286	$855	$241,208
Due from (due to) the Sponsor Company	—	—	—	(3)	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	—	—	—
Total Assets	82,532	821,099	15,286	852	241,208

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	—	—	—

Net assets:
For Contract Liabilities	$82,532	$821,099	$15,286	$852	$241,208

Deferred contracts in the accumulation period:
Units owned by participants	1,691	14,878	649	33	4,299
Contract liability	$82,532	$821,099	$15,286	$852	$241,208

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$48.81	$55.19	$23.55	$25.82	$56.11

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Value Strategies Portfolio - Initial Class	Franklin Conservative Allocation Fund - Class A	Franklin Core Plus Bond Fund - Class A
Assets:
Investments:
Number of shares	10,383	1,445	2,702	112,973	299,305
Cost	$669,444	$37,951	$43,955	$1,568,460	$2,667,730
Market value	$1,035,130	$39,753	$43,036	$1,662,965	$2,511,168
Due from (due to) the Sponsor Company	—	—	—	—	3
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	763	—	—	342	654
Total Assets	1,035,893	39,753	43,036	1,663,307	2,511,825

Liabilities:
Payable for fund shares purchased	763	—	—	342	654
Redemptions payable	—	—	—	—	—
Total Liabilities	763	—	—	342	654

Net assets:
For Contract Liabilities	$1,035,130	$39,753	$43,036	$1,662,965	$2,511,171

Deferred contracts in the accumulation period:
Units owned by participants	8,768	1,644	999	80,586	146,182
Contract liability	$1,035,130	$39,753	$43,036	$1,662,965	$2,511,171

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$118.06	$24.18	$43.08	$20.64	$17.18

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Franklin Growth Allocation Fund - Class A	Franklin Growth Fund - Class A	Franklin High Income Fund - Class A1	Franklin Income Fund - Class A1	Franklin Moderate Allocation Fund - Class A
Assets:
Investments:
Number of shares	287,271	22,750	487,017	2,703,377	337,763
Cost	$5,377,048	$2,754,081	$873,209	$6,221,919	$5,122,829
Market value	$6,233,776	$3,063,056	$866,893	$6,758,444	$5,596,731
Due from (due to) the Sponsor Company	(5)	(5)	—	—	77
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	2,405	602	219	1,179	1,072
Total Assets	6,236,176	3,063,653	867,112	6,759,623	5,597,880

Liabilities:
Payable for fund shares purchased	1,045	602	219	1,179	1,072
Redemptions payable	1,360	—	—	—	—
Total Liabilities	2,405	602	219	1,179	1,072

Net assets:
For Contract Liabilities	$6,233,771	$3,063,051	$866,893	$6,758,444	$5,596,808

Deferred contracts in the accumulation period:
Units owned by participants	195,582	58,151	34,767	285,761	207,257
Contract liability	$6,233,771	$3,063,051	$866,893	$6,758,444	$5,596,808

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$31.87	$52.67	$24.93	$23.65	$27.00

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Franklin Mutual Beacon Fund - Class A	Franklin Mutual Global Discovery Fund - Class A	Franklin Mutual Shares Fund - Class A	Franklin Mutual U.S. Mid Cap Value Fund - Class A	Franklin Small Cap Value Fund - Class A
Assets:
Investments:
Number of shares	45,352	278,040	132,273	35,122	44,834
Cost	$725,267	$8,249,359	$3,355,122	$1,357,139	$2,383,963
Market value	$830,387	$8,597,006	$3,362,371	$1,239,817	$2,497,231
Due from (due to) the Sponsor Company	3	(3)	—	—	4
Receivable from fund shares sold	—	—	—	—	6,297
Purchase payments receivable	22	2,499	—	—	10
Total Assets	830,412	8,599,502	3,362,371	1,239,817	2,503,542

Liabilities:
Payable for fund shares purchased	22	2,093	—	—	—
Redemptions payable	—	406	—	—	6,307
Total Liabilities	22	2,499	—	—	6,307

Net assets:
For Contract Liabilities	$830,390	$8,597,003	$3,362,371	$1,239,817	$2,497,235

Deferred contracts in the accumulation period:
Units owned by participants	49,811	304,143	108,796	25,270	104,846
Contract liability	$830,390	$8,597,003	$3,362,371	$1,239,817	$2,497,235

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$16.67	$28.27	$30.91	$49.06	$23.82

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small-Mid Cap Growth VIP Fund - Class 1	Franklin Total Return Fund - Class A	Franklin U.S. Government Securities Fund - Class A1	Goldman Sachs Core Fixed Income Fund - Class A
Assets:
Investments:
Number of shares	65,776	3,747	21,302	82,078	19,487
Cost	$2,417,946	$72,065	$197,202	$475,540	$195,707
Market value	$2,447,508	$69,874	$179,366	$423,522	$181,423
Due from (due to) the Sponsor Company	6	—	(9)	3	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	—	44	—
Total Assets	2,447,514	69,874	179,357	423,569	181,423

Liabilities:
Payable for fund shares purchased	—	—	—	44	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	—	44	—

Net assets:
For Contract Liabilities	$2,447,514	$69,874	$179,357	$423,525	$181,423

Deferred contracts in the accumulation period:
Units owned by participants	62,751	1,560	12,333	32,869	13,195
Contract liability	$2,447,514	$69,874	$179,357	$423,525	$181,423

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$39.00	$44.79	$14.54	$12.89	$13.75

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Goldman Sachs Equity Income Fund - Class A	Goldman Sachs Government Income Fund - Class A	Goldman Sachs High Yield Fund - Class A	Goldman Sachs Income Builder Fund - Class A	Goldman Sachs International Equity ESG Fund - Class A
Assets:
Investments:
Number of shares	8,309	70,043	139,657	12,207	1,263
Cost	$346,683	$925,828	$816,038	$294,485	$32,775
Market value	$388,118	$925,970	$796,044	$324,594	$40,506
Due from (due to) the Sponsor Company	4	(17)	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	1,419	83	34	375	121
Total Assets	389,541	926,036	796,078	324,969	40,627

Liabilities:
Payable for fund shares purchased	1,419	83	34	375	121
Redemptions payable	—	—	—	—	—
Total Liabilities	1,419	83	34	375	121

Net assets:
For Contract Liabilities	$388,122	$925,953	$796,044	$324,594	$40,506

Deferred contracts in the accumulation period:
Units owned by participants	19,223	80,744	36,000	13,417	2,094
Contract liability	$388,122	$925,953	$796,044	$324,594	$40,506

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$20.19	$11.47	$22.11	$24.19	$19.34

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Goldman Sachs Large Cap Equity Fund - Class A (7)	Goldman Sachs Large Cap Value Fund - Class A	Goldman Sachs Mid Cap Growth Fund - Class A	Goldman Sachs Mid Cap Value Fund - Class A	Goldman Sachs Small Cap Value Fund - Class A
Assets:
Investments:
Number of shares	682	23,974	91,993	68,855	160,113
Cost	$19,614	$376,585	$1,235,903	$2,452,233	$6,517,739
Market value	$22,757	$365,604	$955,807	$2,358,966	$4,944,275
Due from (due to) the Sponsor Company	3	3	—	—	—
Receivable from fund shares sold	—	—	—	19	—
Purchase payments receivable	—	45	143	—	1,424
Total Assets	22,760	365,652	955,950	2,358,985	4,945,699

Liabilities:
Payable for fund shares purchased	—	45	143	—	1,389
Redemptions payable	—	—	—	19	35
Total Liabilities	—	45	143	19	1,424

Net assets:
For Contract Liabilities	$22,760	$365,607	$955,807	$2,358,966	$4,944,275

Deferred contracts in the accumulation period:
Units owned by participants	414	13,741	19,259	37,931	151,774
Contract liability	$22,760	$365,607	$955,807	$2,358,966	$4,944,275

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$54.98	$26.61	$49.63	$62.19	$32.58

(7) Goldman Sachs Large Cap Core Fund - Class A, name changed to Goldman Sachs Large Cap Equity Fund - Class A, effective April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Goldman Sachs Small/Mid Cap Growth Fund - Class A	Goldman Sachs U.S. Equity Insights Fund - Class A	Hartford Balanced HLS Fund - Class IA	Hartford Balanced HLS Fund - Class IB	Hartford Balanced Income Fund - Class R4
Assets:
Investments:
Number of shares	16,164	480	159,381	5,148	13,405
Cost	$315,043	$31,634	$4,433,352	$145,286	$195,695
Market value	$294,026	$30,804	$4,666,681	$155,200	$196,386
Due from (due to) the Sponsor Company	3	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	98	249	48	—	74
Total Assets	294,127	31,053	4,666,729	155,200	196,460

Liabilities:
Payable for fund shares purchased	98	249	11	—	74
Redemptions payable	—	—	37	—	—
Total Liabilities	98	249	48	—	74

Net assets:
For Contract Liabilities	$294,029	$30,804	$4,666,681	$155,200	$196,386

Deferred contracts in the accumulation period:
Units owned by participants	3,618	2,371	130,970	4,986	8,048
Contract liability	$294,029	$30,804	$4,666,681	$155,200	$196,386

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$81.27	$12.99	$35.63	$31.13	$24.40

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Capital Appreciation HLS Fund - Class IA	Hartford Capital Appreciation HLS Fund - Class IB	Hartford Checks and Balances Fund - Class R4	Hartford Conservative Allocation Fund - Class R4	Hartford Conservative Allocation Fund - Class R5
Assets:
Investments:
Number of shares	329,902	21	32,621	24,465	13,895
Cost	$16,282,985	$1,063	$320,145	$262,839	$149,791
Market value	$17,560,681	$1,072	$336,975	$290,648	$165,349
Due from (due to) the Sponsor Company	(16)	—	—	—	5
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	830	—	—	9	—
Total Assets	17,561,495	1,072	336,975	290,657	165,354

Liabilities:
Payable for fund shares purchased	830	—	—	9	—
Redemptions payable	—	—	—	—	—
Total Liabilities	830	—	—	9	—

Net assets:
For Contract Liabilities	$17,560,665	$1,072	$336,975	$290,648	$165,354

Deferred contracts in the accumulation period:
Units owned by participants	243,402	87	10,091	14,803	9,187
Contract liability	$17,518,778	$1,072	$336,975	$290,648	$165,354

Deferred contracts in the annuity period:
Units owned by participants	582	—	—	—	—
Contract liability	$41,887	$—	$—	$—	$—

Unit Value (Accumulation)	$71.97	$12.32	$33.39	$19.63	$18.00

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Disciplined Equity HLS Fund - Class IB	Hartford Dividend and Growth HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IB	Hartford Equity Income Fund - Class R4
Assets:
Investments:
Number of shares	97,600	366,948	849,397	190,080	39,939
Cost	$1,712,234	$6,400,898	$19,011,207	$4,262,923	$813,701
Market value	$2,263,332	$8,329,729	$19,425,706	$4,293,914	$811,966
Due from (due to) the Sponsor Company	(5)	—	(30)	3	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	331	426	60	861	—
Total Assets	2,263,658	8,330,155	19,425,736	4,294,778	811,966

Liabilities:
Payable for fund shares purchased	295	426	22	861	—
Redemptions payable	36	—	38	—	—
Total Liabilities	331	426	60	861	—

Net assets:
For Contract Liabilities	$2,263,327	$8,329,729	$19,425,676	$4,293,917	$811,966

Deferred contracts in the accumulation period:
Units owned by participants	126,029	155,792	739,669	95,649	17,681
Contract liability	$2,263,327	$8,329,729	$19,425,308	$4,293,917	$811,966

Deferred contracts in the annuity period:
Units owned by participants	—	—	14	—	—
Contract liability	$—	$—	$368	$—	$—

Unit Value (Accumulation)	$17.96	$53.47	$26.26	$44.89	$45.92

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Global Impact Fund - Class R4	Hartford Healthcare HLS Fund - Class IA	Hartford Healthcare HLS Fund - Class IB	Hartford International Equity Fund - Class R4	Hartford International Opportunities HLS Fund - Class IA
Assets:
Investments:
Number of shares	3,841	119,599	80,182	15,532	31,006
Cost	$52,385	$2,362,805	$1,417,023	$178,786	$512,438
Market value	$64,448	$2,134,839	$1,245,221	$229,098	$637,796
Due from (due to) the Sponsor Company	—	—	—	—	4
Receivable from fund shares sold	—	—	—	—	225
Purchase payments receivable	—	—	190	—	—
Total Assets	64,448	2,134,839	1,245,411	229,098	638,025

Liabilities:
Payable for fund shares purchased	—	—	190	—	—
Redemptions payable	—	—	—	—	225
Total Liabilities	—	—	190	—	225

Net assets:
For Contract Liabilities	$64,448	$2,134,839	$1,245,221	$229,098	$637,800

Deferred contracts in the accumulation period:
Units owned by participants	4,363	40,803	21,986	14,693	22,415
Contract liability	$64,448	$2,134,839	$1,245,221	$229,098	$637,800

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$14.77	$52.32	$56.64	$15.59	$28.45

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford International Opportunities HLS Fund - Class IB	Hartford MidCap HLS Fund - Class IA	Hartford Moderate Allocation Fund - Class R4	Hartford Moderate Allocation Fund - Class R5	Hartford Moderately Aggressive Allocation Fund - Class R4 (8)
Assets:
Investments:
Number of shares	11,304	257,883	67,039	115,842	18,787
Cost	$183,974	$8,251,943	$811,694	$1,395,470	$248,409
Market value	$237,506	$5,982,893	$896,985	$1,553,438	$289,314
Due from (due to) the Sponsor Company	7	—	—	(7)	—
Receivable from fund shares sold	—	—	73	—	—
Purchase payments receivable	209	—	169	650	51
Total Assets	237,722	5,982,893	897,227	1,554,081	289,365

Liabilities:
Payable for fund shares purchased	205	—	—	650	51
Redemptions payable	4	—	242	—	—
Total Liabilities	209	—	242	650	51

Net assets:
For Contract Liabilities	$237,513	$5,982,893	$896,985	$1,553,431	$289,314

Deferred contracts in the accumulation period:
Units owned by participants	9,568	80,823	35,018	69,890	7,123
Contract liability	$237,513	$5,982,893	$896,985	$1,553,431	$289,314

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$24.82	$74.02	$25.61	$22.23	$40.62

(8) The Hartford Growth Allocation Fund - Class R4, name changed to Hartford Moderately Aggressive Allocation Fund - Class R4, effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Moderately Aggressive Allocation Fund - Class R5 (9)	Hartford Small Cap Growth HLS Fund - Class IA	Hartford Small Cap Growth HLS Fund - Class IB	Hartford Small Company HLS Fund - Class IA	Hartford Small Company HLS Fund - Class IB
Assets:
Investments:
Number of shares	227,148	9,292	8,792	130,981	31,044
Cost	$2,982,375	$250,558	$223,171	$2,474,360	$514,021
Market value	$3,520,797	$228,392	$198,171	$2,611,757	$509,748
Due from (due to) the Sponsor Company	(9)	—	(5)	—	5
Receivable from fund shares sold	603	—	—	—	—
Purchase payments receivable	739	130	32	—	41
Total Assets	3,522,130	228,522	198,198	2,611,757	509,794

Liabilities:
Payable for fund shares purchased	—	94	32	—	40
Redemptions payable	1,342	36	—	—	1
Total Liabilities	1,342	130	32	—	41

Net assets:
For Contract Liabilities	$3,520,788	$228,392	$198,166	$2,611,757	$509,753

Deferred contracts in the accumulation period:
Units owned by participants	124,990	5,002	4,855	149,164	15,181
Contract liability	$3,520,788	$228,392	$198,166	$2,611,757	$509,753

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$28.17	$45.66	$40.82	$17.51	$33.58

(9) The Hartford Growth Allocation Fund - Class R5, name changed to Hartford Moderately Aggressive Allocation Fund - Class R5, effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Stock HLS Fund - Class IA	Hartford Stock HLS Fund - Class IB	Hartford Total Return Bond HLS Fund - Class IA	Hartford Total Return Bond HLS Fund - Class IB	Hartford Ultrashort Bond HLS Fund - Class IA
Assets:
Investments:
Number of shares	26,555	3,790	626,443	169,330	146,578
Cost	$2,013,361	$332,007	$6,768,943	$1,756,527	$1,507,374
Market value	$2,478,354	$353,289	$6,007,591	$1,615,411	$1,514,156
Due from (due to) the Sponsor Company	(9)	(10)	—	—	3
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	30	—	303	40	—
Total Assets	2,478,375	353,279	6,007,894	1,615,451	1,514,159

Liabilities:
Payable for fund shares purchased	30	—	103	40	—
Redemptions payable	—	—	200	—	—
Total Liabilities	30	—	303	40	—

Net assets:
For Contract Liabilities	$2,478,345	$353,279	$6,007,591	$1,615,411	$1,514,159

Deferred contracts in the accumulation period:
Units owned by participants	46,859	7,776	366,089	108,245	160,030
Contract liability	$2,478,345	$353,279	$6,006,951	$1,615,411	$1,513,875

Deferred contracts in the annuity period:
Units owned by participants	—	—	39	—	30
Contract liability	$—	$—	$640	$—	$284

Unit Value (Accumulation)	$52.89	$45.43	$16.41	$14.92	$9.46

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Hartford Ultrashort Bond HLS Fund - Class IB	Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A	Invesco American Franchise Fund - Class A	Invesco Balanced-Risk Commodity Strategy Fund - Class A	Invesco Comstock Fund - Class A
Assets:
Investments:
Number of shares	143,057	13,551	37,675	1,863	127,436
Cost	$1,463,786	$452,507	$887,141	$12,341	$3,349,185
Market value	$1,477,781	$606,138	$1,079,383	$12,200	$3,921,194
Due from (due to) the Sponsor Company	—	—	3	—	—
Receivable from fund shares sold	—	—	—	5,439	—
Purchase payments receivable	413	—	—	—	551
Total Assets	1,478,194	606,138	1,079,386	17,639	3,921,745

Liabilities:
Payable for fund shares purchased	412	—	—	—	495
Redemptions payable	1	—	—	5,439	56
Total Liabilities	413	—	—	5,439	551

Net assets:
For Contract Liabilities	$1,477,781	$606,138	$1,079,386	$12,200	$3,921,194

Deferred contracts in the accumulation period:
Units owned by participants	134,261	14,811	19,000	790	81,665
Contract liability	$1,477,781	$606,138	$1,079,386	$12,200	$3,921,194

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$11.01	$40.92	$56.81	$15.44	$48.02

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Discovery Large Cap Fund - Class A	Invesco Discovery Mid Cap Growth Fund - Class A	Invesco Diversified Dividend Fund - Investor Class
Assets:
Investments:
Number of shares	58,865	22,935	13,078	39,569	26,717
Cost	$2,268,409	$807,368	$852,738	$979,896	$499,729
Market value	$2,062,047	$781,854	$1,111,400	$1,064,020	$488,655
Due from (due to) the Sponsor Company	—	—	5	3	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	1,323	—	—	59	—
Total Assets	2,063,370	781,854	1,111,405	1,064,082	488,655

Liabilities:
Payable for fund shares purchased	1,323	—	—	59	—
Redemptions payable	—	—	—	—	—
Total Liabilities	1,323	—	—	59	—

Net assets:
For Contract Liabilities	$2,062,047	$781,854	$1,111,405	$1,064,023	$488,655

Deferred contracts in the accumulation period:
Units owned by participants	60,661	37,325	23,537	53,161	14,440
Contract liability	$2,062,047	$781,854	$1,111,405	$1,064,023	$488,655

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$33.99	$20.95	$47.22	$20.02	$33.84

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Dividend Income Fund - Class A	Invesco Equity and Income Fund - Class A	Invesco Emerging Markets ex-China Fund - Class A (10)	Invesco Emerging Markets ex-China Fund - Class Y (11)	Invesco EQV International Equity Fund - Class A
Assets:
Investments:
Number of shares	1,175	851,006	9,452	69,715	15,760
Cost	$29,152	$8,760,320	$326,977	$2,697,508	$405,390
Market value	$30,911	$9,352,553	$330,519	$2,433,753	$330,023
Due from (due to) the Sponsor Company	—	—	—	—	6
Receivable from fund shares sold	—	—	—	72,804	—
Purchase payments receivable	—	1,158	58	23	316
Total Assets	30,911	9,353,711	330,577	2,506,580	330,345

Liabilities:
Payable for fund shares purchased	—	1,120	58	—	316
Redemptions payable	—	38	—	72,827	—
Total Liabilities	—	1,158	58	72,827	316

Net assets:
For Contract Liabilities	$30,911	$9,352,553	$330,519	$2,433,753	$330,029

Deferred contracts in the accumulation period:
Units owned by participants	1,501	261,671	18,278	148,622	15,965
Contract liability	$30,911	$9,352,553	$330,519	$2,433,753	$330,029

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$20.59	$35.74	$18.08	$16.38	$20.67

(10) Invesco EQV Emerging Markets All Cap Fund - Class A, name changed to Invesco Emerging Markets ex-China Fund - Class A, effective August 22, 2025.
(11) Invesco EQV Emerging Markets All Cap Fund - Class Y, name changed to Invesco Emerging Markets ex-China Fund - Class Y, effective August 22, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Global Core Equity Fund - Class A	Invesco Global Fund - Class A	Invesco Global Opportunities Fund - Class A	Invesco Global Strategic Income Fund - Class A	Invesco Gold & Special Minerals Fund - Class A
Assets:
Investments:
Number of shares	4,968	76,064	2,469	76,876	58,039
Cost	$72,651	$6,728,550	$166,692	$268,401	$1,457,034
Market value	$81,183	$6,579,492	$124,209	$252,921	$3,427,173
Due from (due to) the Sponsor Company	—	—	—	(8)	3
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	35	756	—	6	507
Total Assets	81,218	6,580,248	124,209	252,919	3,427,683

Liabilities:
Payable for fund shares purchased	35	756	—	6	507
Redemptions payable	—	—	—	—	—
Total Liabilities	35	756	—	6	507

Net assets:
For Contract Liabilities	$81,183	$6,579,492	$124,209	$252,913	$3,427,176

Deferred contracts in the accumulation period:
Units owned by participants	3,628	100,611	7,063	15,433	105,215
Contract liability	$81,183	$6,579,492	$124,209	$252,913	$3,427,176

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$22.38	$65.40	$17.59	$16.39	$32.57

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Growth and Income Fund - Class A	Invesco International Bond Fund - Class A	Invesco International Diversified Fund - Class A	Invesco International Growth Fund - Class A (12)	Invesco International Value Fund - Class A (13)
Assets:
Investments:
Number of shares	95,758	592,317	21,776	22,399	7,864
Cost	$2,165,388	$3,023,966	$342,726	$763,886	$275,091
Market value	$2,177,526	$2,854,967	$289,619	$573,638	$261,021
Due from (due to) the Sponsor Company	—	(35)	3	—	—
Receivable from fund shares sold	119	—	—	—	—
Purchase payments receivable	89	527	—	523	—
Total Assets	2,177,734	2,855,459	289,622	574,161	261,021

Liabilities:
Payable for fund shares purchased	—	527	—	508	—
Redemptions payable	208	—	—	15	—
Total Liabilities	208	527	—	523	—

Net assets:
For Contract Liabilities	$2,177,526	$2,854,932	$289,622	$573,638	$261,021

Deferred contracts in the accumulation period:
Units owned by participants	60,488	181,006	13,624	25,754	14,971
Contract liability	$2,177,526	$2,854,932	$289,622	$573,638	$261,021

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$36.00	$15.78	$21.26	$22.29	$17.44

(12) Invesco Oppenheimer International Growth Fund - Class A, name changed to Invesco International Growth Fund - Class A, effective August 22, 2025.
(13) Invesco EQV European Equity Fund - Class A, name changed to Invesco International Value Fund - Class A, effective August 22, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Main Street All Cap Fund® - Class A	Invesco Main Street Fund® - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Quality Income Fund - Class A	Invesco Real Estate Fund - Class A
Assets:
Investments:
Number of shares	59,144	8,521	90,261	200	135,259
Cost	$1,254,096	$443,435	$2,403,774	$2,066	$2,508,453
Market value	$1,790,890	$532,905	$2,594,109	$1,990	$2,142,498
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	5	—	—	—	4,574
Purchase payments receivable	6	40	342	—	766
Total Assets	1,790,901	532,945	2,594,451	1,990	2,147,838

Liabilities:
Payable for fund shares purchased	—	40	342	—	—
Redemptions payable	11	—	—	—	5,340
Total Liabilities	11	40	342	—	5,340

Net assets:
For Contract Liabilities	$1,790,890	$532,905	$2,594,109	$1,990	$2,142,498

Deferred contracts in the accumulation period:
Units owned by participants	38,879	12,892	74,158	146	71,757
Contract liability	$1,790,890	$532,905	$2,594,109	$1,990	$2,142,498

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$46.06	$41.34	$34.98	$13.63	$29.86

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Real Estate Fund - Class R5	Invesco Rising Dividends Fund - Class A	Invesco Small Cap Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco Small Cap Growth Fund - Investor Class
Assets:
Investments:
Number of shares	33,845	480	12,182	86,045	25,425
Cost	$716,593	$10,957	$171,517	$2,706,850	$916,556
Market value	$534,752	$12,792	$175,421	$2,432,485	$805,454
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	3	—	—	195	—
Total Assets	534,755	12,792	175,421	2,432,680	805,454

Liabilities:
Payable for fund shares purchased	3	—	—	187	—
Redemptions payable	—	—	—	8	—
Total Liabilities	3	—	—	195	—

Net assets:
For Contract Liabilities	$534,752	$12,792	$175,421	$2,432,485	$805,454

Deferred contracts in the accumulation period:
Units owned by participants	17,110	366	5,328	32,907	25,218
Contract liability	$534,752	$12,792	$175,421	$2,432,485	$805,454

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$31.25	$34.95	$32.92	$73.92	$31.94

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Small Cap Value Fund - Class A	Invesco Technology Fund - Investor Class	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I
Assets:
Investments:
Number of shares	42,243	28,512	2,987	6,333	2,678
Cost	$830,954	$1,561,754	$75,509	$114,074	$66,990
Market value	$1,069,181	$1,660,843	$81,298	$127,033	$68,801
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	782	—	—	—	—
Total Assets	1,069,963	1,660,843	81,298	127,033	68,801

Liabilities:
Payable for fund shares purchased	782	—	—	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	782	—	—	—	—

Net assets:
For Contract Liabilities	$1,069,181	$1,660,843	$81,298	$127,033	$68,801

Deferred contracts in the accumulation period:
Units owned by participants	13,068	31,187	2,194	3,761	973
Contract liability	$1,069,181	$1,660,843	$81,298	$127,033	$68,801

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$81.82	$53.25	$37.05	$33.78	$70.71

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Invesco Value Opportunities Fund - Class A	Janus Henderson Balanced Fund - Class S	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Fund - Class S	Janus Henderson Enterprise Portfolio - Institutional Shares
Assets:
Investments:
Number of shares	21,787	76,876	6,104	15,186	648
Cost	$392,396	$3,215,260	$258,087	$1,892,723	$46,686
Market value	$510,022	$3,697,736	$340,946	$1,993,983	$54,172
Due from (due to) the Sponsor Company	(3)	3	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	1,882	—	490	—
Total Assets	510,019	3,699,621	340,946	1,994,473	54,172

Liabilities:
Payable for fund shares purchased	—	1,882	—	490	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	1,882	—	490	—

Net assets:
For Contract Liabilities	$510,019	$3,697,739	$340,946	$1,993,983	$54,172

Deferred contracts in the accumulation period:
Units owned by participants	18,102	91,898	7,403	27,232	773
Contract liability	$510,019	$3,697,739	$340,946	$1,993,983	$54,172

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$28.17	$40.24	$46.06	$73.22	$70.08

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Janus Henderson Forty Fund - Class S	Janus Henderson Forty Portfolio - Institutional Shares	Janus Henderson Global Research Fund - Class S	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Mid Cap Value Fund - Class S
Assets:
Investments:
Number of shares	196,417	86,708	1,431	5,300	12,488
Cost	$7,985,809	$3,719,063	$119,922	$242,516	$200,669
Market value	$10,023,154	$5,152,182	$177,777	$422,240	$193,555
Due from (due to) the Sponsor Company	—	30	31	(9)	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	1,925	5	—	14	70
Total Assets	10,025,079	5,152,217	177,808	422,245	193,625

Liabilities:
Payable for fund shares purchased	1,925	5	—	14	70
Redemptions payable	—	—	—	—	—
Total Liabilities	1,925	5	—	14	70

Net assets:
For Contract Liabilities	$10,023,154	$5,152,212	$177,808	$422,231	$193,555

Deferred contracts in the accumulation period:
Units owned by participants	127,788	53,386	4,243	9,319	5,501
Contract liability	$10,023,154	$5,151,151	$177,808	$412,319	$193,555

Deferred contracts in the annuity period:
Units owned by participants	—	11	—	224	—
Contract liability	$—	$1,061	$—	$9,912	$—

Unit Value (Accumulation)	$78.44	$96.49	$41.91	$44.25	$35.19

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Janus Henderson Overseas Fund - Class S	Janus Henderson Overseas Portfolio - Institutional Shares	John Hancock Small Cap Dynamic Growth Fund - Class A	JPMorgan Core Bond Fund - Class A	JPMorgan Large Cap Growth Fund - Class A
Assets:
Investments:
Number of shares	34,993	4,538	22,225	117,707	9,552
Cost	$1,340,444	$181,014	$422,257	$1,287,431	$682,572
Market value	$2,008,619	$253,295	$332,488	$1,227,684	$753,829
Due from (due to) the Sponsor Company	5	—	5	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	233	—	—	1,204	—
Total Assets	2,008,857	253,295	332,493	1,228,888	753,829

Liabilities:
Payable for fund shares purchased	233	—	—	1,204	—
Redemptions payable	—	—	—	—	—
Total Liabilities	233	—	—	1,204	—

Net assets:
For Contract Liabilities	$2,008,624	$253,295	$332,493	$1,227,684	$753,829

Deferred contracts in the accumulation period:
Units owned by participants	99,753	10,362	19,459	82,848	56,101
Contract liability	$2,008,624	$253,295	$332,493	$1,227,684	$753,829

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$20.14	$24.44	$17.09	$14.82	$13.44

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	JPMorgan Large Cap Growth Fund - Class R2	JPMorgan Mid Cap Growth Fund - Class R3	JPMorgan Small Cap Equity Fund - Class A	JPMorgan Small Cap Growth Fund - Class A	JPMorgan Small Cap Value Fund - Class A
Assets:
Investments:
Number of shares	116	31,606	11,106	51,736	21,413
Cost	$8,601	$1,437,219	$456,995	$899,072	$556,663
Market value	$8,472	$1,506,972	$359,290	$909,525	$538,540
Due from (due to) the Sponsor Company	—	—	(18)	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	7	1,584	25	797
Total Assets	8,472	1,506,979	360,856	909,550	539,337

Liabilities:
Payable for fund shares purchased	—	7	1,584	25	797
Redemptions payable	—	—	—	—	—
Total Liabilities	—	7	1,584	25	797

Net assets:
For Contract Liabilities	$8,472	$1,506,972	$359,272	$909,525	$538,540

Deferred contracts in the accumulation period:
Units owned by participants	720	68,701	5,368	10,640	7,163
Contract liability	$8,472	$1,506,972	$359,272	$909,525	$538,540

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$11.77	$21.94	$66.93	$85.48	$75.18

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2025 Fund - Class A	JPMorgan SmartRetirement® 2030 Fund - Class A	JPMorgan SmartRetirement® 2035 Fund - Class A	JPMorgan SmartRetirement® 2040 Fund - Class A	JPMorgan SmartRetirement® 2045 Fund - Class A
Assets:
Investments:
Number of shares	212,774	291,661	246,338	290,513	187,935
Cost	$3,636,406	$5,461,989	$4,848,330	$6,199,747	$3,946,204
Market value	$3,700,142	$5,748,645	$5,256,863	$6,850,290	$4,532,985
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	1,984	4,162	1,684	5,329	961
Total Assets	3,702,126	5,752,807	5,258,547	6,855,619	4,533,946

Liabilities:
Payable for fund shares purchased	1,984	4,162	1,684	5,329	961
Redemptions payable	—	—	—	—	—
Total Liabilities	1,984	4,162	1,684	5,329	961

Net assets:
For Contract Liabilities	$3,700,142	$5,748,645	$5,256,863	$6,850,290	$4,532,985

Deferred contracts in the accumulation period:
Units owned by participants	165,118	224,003	181,865	219,579	141,877
Contract liability	$3,700,142	$5,748,645	$5,256,863	$6,850,290	$4,532,985

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$22.41	$25.66	$28.91	$31.20	$31.95

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2050 Fund - Class A	JPMorgan SmartRetirement® 2055 Fund - Class A	JPMorgan SmartRetirement® 2060 Fund - Class A	JPMorgan SmartRetirement® Income Fund - Class A	JPMorgan U.S. Equity Fund - Class A
Assets:
Investments:
Number of shares	178,586	84,733	4,649	96,994	26,827
Cost	$3,805,578	$2,173,852	$107,774	$1,651,940	$534,750
Market value	$4,489,641	$2,588,581	$119,981	$1,587,794	$717,631
Due from (due to) the Sponsor Company	—	—	—	3	5
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	4,179	3,061	—	1,072	1,826
Total Assets	4,493,820	2,591,642	119,981	1,588,869	719,462

Liabilities:
Payable for fund shares purchased	4,179	3,061	—	1,072	1,826
Redemptions payable	—	—	—	—	—
Total Liabilities	4,179	3,061	—	1,072	1,826

Net assets:
For Contract Liabilities	$4,489,641	$2,588,581	$119,981	$1,587,797	$717,636

Deferred contracts in the accumulation period:
Units owned by participants	137,137	80,217	5,752	85,246	10,669
Contract liability	$4,489,641	$2,588,581	$119,981	$1,587,797	$717,636

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$32.74	$32.27	$20.86	$18.63	$67.26

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	JPMorgan U.S. Government Money Market Fund - Reserve Class	Keeley Gabelli Small Cap Dividend Fund - Class A (14)	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Income Fund - Admin Class (15)	Loomis Sayles Income Fund - Retail Class (16)
Assets:
Investments:
Number of shares	809,915	31,285	21,747	12,197	12,645
Cost	$809,915	$511,388	$359,323	$154,957	$145,922
Market value	$809,915	$526,207	$385,358	$147,709	$153,760
Due from (due to) the Sponsor Company	13	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	123	—	—	72	—
Total Assets	810,051	526,207	385,358	147,781	153,760

Liabilities:
Payable for fund shares purchased	123	—	—	72	—
Redemptions payable	—	—	—	—	—
Total Liabilities	123	—	—	72	—

Net assets:
For Contract Liabilities	$809,928	$526,207	$385,358	$147,709	$153,760

Deferred contracts in the accumulation period:
Units owned by participants	76,233	31,515	9,028	6,732	11,570
Contract liability	$809,928	$526,207	$385,358	$147,709	$153,760

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$10.62	$16.70	$42.68	$21.94	$13.29

(14) KEELEY Small Cap Dividend Value Fund - Class A, name changed to Keeley Gabelli Small Cap Dividend Fund - Class A, effective June 27, 2025.
(15) Loomis Sayles Bond Fund - ADM Class, name changed to Loomis Sayles Income Fund - Admin Class, effective December 31, 2025.
(16) Loomis Sayles Bond Fund - Retail Class, name changed to Loomis Sayles Income Fund - Retail Class, effective December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Affiliated Fund, Inc. - Class A	Lord Abbett Affiliated Fund, Inc. - Class P	Lord Abbett Bond-Debenture Fund, Inc. - Class A	Lord Abbett Bond-Debenture Fund, Inc. - Class P	Lord Abbett Developing Growth Fund, Inc. - Class A
Assets:
Investments:
Number of shares	19,308	3,268	239,295	8,678	24,709
Cost	$316,370	$49,022	$1,839,405	$68,997	$519,988
Market value	$386,748	$65,287	$1,742,066	$64,649	$633,305
Due from (due to) the Sponsor Company	—	—	(22)	(3)	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	689	—	188	—	219
Total Assets	387,437	65,287	1,742,232	64,646	633,524

Liabilities:
Payable for fund shares purchased	689	—	188	—	219
Redemptions payable	—	—	—	—	—
Total Liabilities	689	—	188	—	219

Net assets:
For Contract Liabilities	$386,748	$65,287	$1,742,044	$64,646	$633,305

Deferred contracts in the accumulation period:
Units owned by participants	12,607	1,990	75,973	2,639	18,315
Contract liability	$386,748	$65,287	$1,742,044	$64,646	$633,305

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$30.68	$32.81	$22.93	$24.50	$34.58

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Developing Growth Fund, Inc. - Class P	Lord Abbett Dividend Growth Fund, Inc. - Class A	Lord Abbett Dividend Growth Fund, Inc. - Class P	Lord Abbett Fundamental Equity Fund, Inc. - Class A	Lord Abbett Fundamental Equity Fund, Inc. - Class P
Assets:
Investments:
Number of shares	142	5,972	3,143	91,593	543
Cost	$2,986	$105,152	$55,748	$1,208,736	$7,059
Market value	$3,346	$149,063	$79,147	$1,496,624	$8,608
Due from (due to) the Sponsor Company	6	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	—	942	—
Total Assets	3,352	149,063	79,147	1,497,566	8,608

Liabilities:
Payable for fund shares purchased	—	—	—	942	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	—	942	—

Net assets:
For Contract Liabilities	$3,352	$149,063	$79,147	$1,496,624	$8,608

Deferred contracts in the accumulation period:
Units owned by participants	59	3,083	1,622	27,089	199
Contract liability	$3,352	$149,063	$79,147	$1,496,624	$8,608

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$56.81	$48.35	$48.80	$55.25	$43.26

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Growth Opportunities Fund, Inc. - Class A	Lord Abbett International Equity Fund, Inc. - Class A	Lord Abbett Total Return Fund, Inc. - Class A	Lord Abbett Value Opportunities Fund, Inc. - Class A	Lord Abbett Value Opportunities Fund, Inc. - Class P
Assets:
Investments:
Number of shares	20,708	19,196	809,371	99,024	21,749
Cost	$467,255	$270,519	$7,840,286	$1,844,494	$398,744
Market value	$552,279	$344,769	$7,154,838	$1,772,537	$373,429
Due from (due to) the Sponsor Company	—	4	23	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	808	—	922	87	245
Total Assets	553,087	344,773	7,155,783	1,772,624	373,674

Liabilities:
Payable for fund shares purchased	808	—	922	87	245
Redemptions payable	—	—	—	—	—
Total Liabilities	808	—	922	87	245

Net assets:
For Contract Liabilities	$552,279	$344,773	$7,154,861	$1,772,537	$373,429

Deferred contracts in the accumulation period:
Units owned by participants	24,256	19,487	373,051	62,779	16,317
Contract liability	$552,279	$344,773	$7,154,861	$1,772,537	$373,429

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$22.77	$17.69	$19.18	$28.23	$22.89

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	LVIP American Century Balanced Fund - Standard Class II	LVIP American Century Disciplined Core Value Fund - Standard Class II	LVIP American Century Ultra® Fund - Standard Class II	LVIP American Century Value Fund - Standard Class II	Massachusetts Investors Growth Stock Fund - Class A
Assets:
Investments:
Number of shares	72,264	24,992	53,936	32,710	57,216
Cost	$563,012	$212,863	$1,152,794	$356,110	$1,853,760
Market value	$653,626	$241,918	$1,698,780	$422,582	$2,376,772
Due from (due to) the Sponsor Company	—	(8)	—	(36)	7
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	4	500	—
Total Assets	653,626	241,910	1,698,784	423,046	2,376,779

Liabilities:
Payable for fund shares purchased	—	—	4	500	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	4	500	—

Net assets:
For Contract Liabilities	$653,626	$241,910	$1,698,780	$422,546	$2,376,779

Deferred contracts in the accumulation period:
Units owned by participants	20,709	6,291	18,791	10,333	36,826
Contract liability	$653,626	$241,449	$1,698,780	$401,857	$2,376,779

Deferred contracts in the annuity period:
Units owned by participants	—	12	—	532	—
Contract liability	$—	$461	$—	$20,689	$—

Unit Value (Accumulation)	$31.56	$38.38	$90.40	$38.89	$64.54

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Massachusetts Investors Trust - Class R3	MassMutual Blue Chip Growth Fund - Class R4	MassMutual Blue Chip Growth Fund - Class R5	MassMutual Core Bond Fund - Class R4	MassMutual Core Bond Fund - Class R5
Assets:
Investments:
Number of shares	22,988	6,027	2,561,047	15,788	435,463
Cost	$790,721	$103,738	$57,039,237	$154,947	$4,495,511
Market value	$802,038	$85,100	$48,531,836	$143,199	$4,054,162
Due from (due to) the Sponsor Company	5	3	(6)	—	43
Investment income due and accrued	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	364	126	84,001	—	—
Total Assets	802,407	85,229	48,615,831	143,199	4,054,205

Liabilities:
Payable for fund shares purchased	362	126	75,140	—	—
Redemptions payable	2	—	8,861	—	—
Total Liabilities	364	126	84,001	—	—

Net assets:
For Contract Liabilities	$802,043	$85,103	$48,531,830	$143,199	$4,054,205

Deferred contracts in the accumulation period:
Units owned by participants	8,543	3,205	1,655,980	13,872	383,971
Contract liability	$802,043	$85,103	$48,531,830	$143,199	$4,054,205

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$93.88	$26.55	$29.31	$10.32	$10.56

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	MassMutual Diversified Value Fund - Class R5	MassMutual Global Fund - Class R5	MassMutual High Yield Fund - Class R5	MassMutual Mid Cap Growth Fund - Class R4	MassMutual Mid Cap Growth Fund - Class R5
Assets:
Investments:
Number of shares	216,727	40,817	330,777	17,365	80,073
Cost	$2,419,633	$410,726	$2,742,614	$251,362	$1,687,356
Market value	$1,801,002	$327,352	$2,718,990	$178,864	$1,292,385
Due from (due to) the Sponsor Company	—	—	62	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	—	—	—
Total Assets	1,801,002	327,352	2,719,052	178,864	1,292,385

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	—	—	—

Net assets:
For Contract Liabilities	$1,801,002	$327,352	$2,719,052	$178,864	$1,292,385

Deferred contracts in the accumulation period:
Units owned by participants	87,902	15,098	183,251	6,719	70,743
Contract liability	$1,801,002	$327,352	$2,719,052	$178,864	$1,292,385

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$20.49	$21.68	$14.84	$26.62	$18.27

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	MassMutual Small Cap Growth Equity Fund - Class R4	MassMutual Small Cap Opportunities Fund - Class R4	MassMutual Small Cap Opportunities Fund - Class R5	MFS® Core Equity Fund - Class A	MFS® Core Equity Fund - Class R3
Assets:
Investments:
Number of shares	306,292	9,757	42,851	55,280	186
Cost	$3,007,953	$163,893	$733,366	$1,907,674	$9,057
Market value	$2,340,072	$159,143	$749,039	$2,761,218	$9,265
Due from (due to) the Sponsor Company	—	—	—	15	—
Investment income due and accrued	—	—	—	—	—
Receivable from fund shares sold	24,346	—	—	—	—
Purchase payments receivable	—	—	—	—	113
Total Assets	2,364,418	159,143	749,039	2,761,233	9,378

Liabilities:
Payable for fund shares purchased	—	—	—	—	113
Redemptions payable	24,346	—	—	—	—
Total Liabilities	24,346	—	—	—	113

Net assets:
For Contract Liabilities	$2,340,072	$159,143	$749,039	$2,761,233	$9,265

Deferred contracts in the accumulation period:
Units owned by participants	73,952	7,667	29,606	72,368	132
Contract liability	$2,340,072	$159,143	$749,039	$2,761,233	$9,265

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$31.64	$20.76	$25.30	$38.16	$70.19

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	MFS® Emerging Markets Debt Fund - Class R3	MFS® Government Securities Fund - Class R3	MFS® Growth Fund - Class R3	MFS® High Income Fund - Class A	MFS® High Yield Portfolio - Initial Class
Assets:
Investments:
Number of shares	9,025	279,960	4,879	133,155	7,006
Cost	$114,924	$2,587,103	$723,834	$439,714	$35,437
Market value	$115,157	$2,441,254	$845,289	$419,438	$35,663
Due from (due to) the Sponsor Company	—	—	(10)	(21)	—
Receivable from fund shares sold	—	—	195,628	—	—
Purchase payments receivable	55	1,395	—	—	—
Total Assets	115,212	2,442,649	1,040,907	419,417	35,663

Liabilities:
Payable for fund shares purchased	55	1,395	—	—	—
Redemptions payable	—	—	195,628	—	—
Total Liabilities	55	1,395	195,628	—	—

Net assets:
For Contract Liabilities	$115,157	$2,441,254	$845,279	$419,417	$35,663

Deferred contracts in the accumulation period:
Units owned by participants	7,509	184,947	12,803	20,690	2,189
Contract liability	$115,157	$2,441,254	$845,279	$419,417	$35,663

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$15.34	$13.20	$66.02	$20.27	$16.29

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	MFS® International Growth Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3	MFS® International New Discovery Fund - Class A	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	MFS® Mid Cap Growth Fund - Class A
Assets:
Investments:
Number of shares	6,623	509,710	9,090	2,709	20,049
Cost	$248,185	$20,511,946	$273,655	$56,783	$362,106
Market value	$309,155	$21,907,353	$293,621	$61,096	$506,435
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	30,018	—	—	—
Purchase payments receivable	—	1,273	133	—	—
Total Assets	309,155	21,938,644	293,754	61,096	506,435

Liabilities:
Payable for fund shares purchased	—	—	133	—	—
Redemptions payable	—	31,291	—	—	—
Total Liabilities	—	31,291	133	—	—

Net assets:
For Contract Liabilities	$309,155	$21,907,353	$293,621	$61,096	$506,435

Deferred contracts in the accumulation period:
Units owned by participants	10,501	307,068	6,576	1,788	13,555
Contract liability	$309,155	$21,907,353	$293,621	$61,096	$506,435

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$29.44	$71.34	$44.65	$34.17	$37.36

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	MFS® New Discovery Fund - Class R3	MFS® Research International Fund - Class R3	MFS® Technology Fund - Class R3	MFS® Total Return Bond Fund - Class R3	MFS® Total Return Fund - Class R3
Assets:
Investments:
Number of shares	162,143	113,468	7,213	85,477	154,745
Cost	$4,286,854	$2,316,799	$349,339	$844,393	$2,936,809
Market value	$4,525,414	$2,917,251	$446,204	$824,851	$2,981,927
Due from (due to) the Sponsor Company	3	—	4	11	—
Receivable from fund shares sold	—	494	—	—	—
Purchase payments receivable	255	958	173	1,538	5,227
Total Assets	4,525,672	2,918,703	446,381	826,400	2,987,154

Liabilities:
Payable for fund shares purchased	255	—	173	1,538	5,227
Redemptions payable	—	1,452	—	—	—
Total Liabilities	255	1,452	173	1,538	5,227

Net assets:
For Contract Liabilities	$4,525,417	$2,917,251	$446,208	$824,862	$2,981,927

Deferred contracts in the accumulation period:
Units owned by participants	132,081	171,798	2,224	53,067	155,918
Contract liability	$4,525,417	$2,917,251	$446,208	$824,862	$2,981,927

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$34.26	$16.98	$200.63	$15.54	$19.12

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	MFS® Utilities Fund - Class A	MFS® Utilities Fund - Class R3	MFS® Utilities Series - Initial Class	MFS® Value Fund - Class A	MFS® Value Fund - Class R3
Assets:
Investments:
Number of shares	78,514	90,063	2,533	132,074	76,386
Cost	$1,713,824	$1,990,547	$81,595	$5,471,502	$3,415,002
Market value	$1,939,303	$2,222,751	$95,570	$6,599,734	$3,793,337
Due from (due to) the Sponsor Company	—	—	—	15	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	233	—	38	2,448
Total Assets	1,939,303	2,222,984	95,570	6,599,787	3,795,785

Liabilities:
Payable for fund shares purchased	—	233	—	38	1,783
Redemptions payable	—	—	—	—	665
Total Liabilities	—	233	—	38	2,448

Net assets:
For Contract Liabilities	$1,939,303	$2,222,751	$95,570	$6,599,749	$3,793,337

Deferred contracts in the accumulation period:
Units owned by participants	68,443	63,533	2,291	123,306	105,259
Contract liability	$1,939,303	$2,222,751	$95,570	$6,599,749	$3,793,337

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$28.33	$34.99	$41.72	$53.52	$36.04

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	MM S&P 500® Index Fund - Class R4	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	Neuberger Quality Equity Fund - Class A (17)	Neuberger Quality Equity Fund - Trust Class (18)	NexPoint Merger Arbitrage Fund - Class A
Assets:
Investments:
Number of shares	71,030	5,069	33,547	8,800	1,225
Cost	$1,052,344	$144,522	$1,486,259	$374,627	$23,847
Market value	$951,807	$166,068	$1,866,918	$490,924	$23,929
Due from (due to) the Sponsor Company	—	—	5	—	6
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	3,189	54	386	—	—
Total Assets	954,996	166,122	1,867,309	490,924	23,935

Liabilities:
Payable for fund shares purchased	3,189	54	64	—	—
Redemptions payable	—	—	322	—	—
Total Liabilities	3,189	54	386	—	—

Net assets:
For Contract Liabilities	$951,807	$166,068	$1,866,923	$490,924	$23,935

Deferred contracts in the accumulation period:
Units owned by participants	24,927	4,685	30,519	5,390	2,081
Contract liability	$951,807	$166,068	$1,866,923	$490,924	$23,935

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$38.18	$35.45	$61.17	$91.08	$11.50

(17) Neuberger Berman Sustainable Equity Fund Class A, name changed to Neuberger Quality Equity Fund - Class A, effective July 28, 2025.
(18) Neuberger Berman Sustainable Equity Fund - Trust Class, name changed to Neuberger Quality Equity Fund - Trust Class, effective July 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Nomura Asset Strategy Fund - Class Y (19)	Nomura Diversified Income Fund - Class A (20)	Nomura Extended Duration Bond Fund - Class A (21)	Nomura Large Cap Growth Fund - Class Y (22)	Nomura Natural Resources Fund - Class Y (23)
Assets:
Investments:
Number of shares	26,111	62,387	3,925	16,453	52,216
Cost	$592,188	$483,033	$58,693	$452,157	$824,494
Market value	$593,245	$484,122	$55,271	$629,166	$1,106,980
Due from (due to) the Sponsor Company	8	—	3	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	51	—	50	208
Total Assets	593,253	484,173	55,274	629,216	1,107,188

Liabilities:
Payable for fund shares purchased	—	51	—	50	208
Redemptions payable	—	—	—	—	—
Total Liabilities	—	51	—	50	208

Net assets:
For Contract Liabilities	$593,253	$484,122	$55,274	$629,166	$1,106,980

Deferred contracts in the accumulation period:
Units owned by participants	20,897	42,521	3,745	8,787	102,320
Contract liability	$593,253	$484,122	$55,274	$629,166	$1,106,980

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$28.39	$11.39	$14.76	$71.60	$10.82

(19) Macquarie Asset Strategy Fund - Class Y, name changed to Nomura Asset Strategy Fund - Class Y, effective December 01, 2025.
(20) Macquarie Diversified Income Fund - Class A, name changed to Nomura Diversified Income Fund - Class A, effective December 01, 2025.
(21) Macquarie Extended Duration Bond Fund - Class A, name changed to Nomura Extended Duration Bond Fund - Class A, effective December 01, 2025.
(22) Macquarie Large Cap Growth Fund - Class Y, name changed to Nomura Large Cap Growth Fund - Class Y, effective December 01, 2025.
(23) Macquarie Natural Resources Fund - Class Y, name changed to Nomura Natural Resources Fund - Class Y, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Nomura Science and Technology Fund - Class Y (24)	Nomura Small Cap Growth Fund - Class Y (25)	North Square Spectrum Alpha Fund - Class A	Nuveen Bond Index Fund - Retirement Class	Nuveen Equity Index Fund - Retirement Class
Assets:
Investments:
Number of shares	35,169	17,140	9,448	62,793	150,498
Cost	$2,276,267	$351,316	$97,874	$618,022	$4,284,361
Market value	$2,492,750	$333,203	$85,318	$614,744	$7,175,741
Due from (due to) the Sponsor Company	—	3	—	(6)	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	216	331	2	—	1,108
Total Assets	2,492,966	333,537	85,320	614,738	7,176,849

Liabilities:
Payable for fund shares purchased	216	207	2	—	1,108
Redemptions payable	—	124	—	—	—
Total Liabilities	216	331	2	—	1,108

Net assets:
For Contract Liabilities	$2,492,750	$333,206	$85,318	$614,738	$7,175,741

Deferred contracts in the accumulation period:
Units owned by participants	33,734	13,071	4,095	52,296	118,189
Contract liability	$2,492,750	$333,206	$85,318	$614,738	$7,175,741

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$73.89	$25.49	$20.83	$11.75	$60.71

(24) Macquarie Science and Technology Fund - Class Y, name changed to Nomura Science and Technology Fund - Class Y, effective December 01, 2025.
(25) Macquarie Small Cap Growth Fund - Class Y, name changed to Nomura Small Cap Growth Fund - Class Y, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Nuveen International Value Fund - Class A	Nuveen Large Cap Growth Index Fund - Retirement Class	Nuveen Large Cap Value Index Fund - Retirement Class	Nuveen Small Cap Select Fund - Class A	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A (26)
Assets:
Investments:
Number of shares	1,196	69,079	157,666	2,144	3,368
Cost	$31,158	$3,176,523	$3,406,597	$20,415	$89,233
Market value	$44,967	$5,299,071	$4,517,141	$23,429	$84,163
Due from (due to) the Sponsor Company	—	—	(6)	—	4
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	2,527	596	—	13
Total Assets	44,967	5,301,598	4,517,731	23,429	84,180

Liabilities:
Payable for fund shares purchased	—	2,527	596	—	13
Redemptions payable	—	—	—	—	—
Total Liabilities	—	2,527	596	—	13

Net assets:
For Contract Liabilities	$44,967	$5,299,071	$4,517,135	$23,429	$84,167

Deferred contracts in the accumulation period:
Units owned by participants	2,589	59,674	106,550	552	2,012
Contract liability	$44,967	$5,299,071	$4,517,135	$23,429	$84,167

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$17.37	$88.80	$42.39	$42.44	$41.83

(26) Nuveen Mid Cap Growth Opportunities Fund - Class A, name changed to Nuveen Small/Mid Cap Growth Opportunities Fund - Class A, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	PGIM Jennison Focused Growth Fund - Class A	PGIM Jennison Mid-Cap Growth Fund - Class A	PGIM Jennison Natural Resources Fund - Class A	PIMCO Emerging Markets Bond Fund - Class A	PIMCO Real Return Fund - Admin Class
Assets:
Investments:
Number of shares	7,112	48,543	117	38,524	199,448
Cost	$158,067	$911,614	$5,832	$373,293	$2,239,880
Market value	$211,074	$634,453	$8,142	$350,570	$2,068,271
Due from (due to) the Sponsor Company	—	6	—	(4)	6
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	399	648	—	—	—
Total Assets	211,473	635,107	8,142	350,566	2,068,277

Liabilities:
Payable for fund shares purchased	399	648	—	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	399	648	—	—	—

Net assets:
For Contract Liabilities	$211,074	$634,459	$8,142	$350,566	$2,068,277

Deferred contracts in the accumulation period:
Units owned by participants	15,092	12,220	552	16,638	127,997
Contract liability	$211,074	$634,459	$8,142	$350,566	$2,068,277

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$13.99	$51.92	$14.75	$21.07	$16.16

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	PIMCO Real Return Fund - Class A	PIMCO Total Return ESG Fund - Admin Class	PIMCO Total Return Fund - Administrative Class	PIMCO Total Return Fund - Class A	Putnam Core Equity Fund - Class A
Assets:
Investments:
Number of shares	440,332	465,614	128,314	944,231	6,802
Cost	$4,742,611	$3,945,097	$1,336,437	$9,012,332	$240,956
Market value	$4,566,241	$3,669,036	$1,136,861	$8,365,889	$332,535
Due from (due to) the Sponsor Company	(8)	52	—	(10)	—
Receivable from fund shares sold	4,450	—	1,160	—	—
Purchase payments receivable	983	189	—	1,310	—
Total Assets	4,571,666	3,669,277	1,138,021	8,367,189	332,535

Liabilities:
Payable for fund shares purchased	—	189	—	1,210	—
Redemptions payable	5,433	—	1,160	100	—
Total Liabilities	5,433	189	1,160	1,310	—

Net assets:
For Contract Liabilities	$4,566,233	$3,669,088	$1,136,861	$8,365,879	$332,535

Deferred contracts in the accumulation period:
Units owned by participants	273,752	273,876	70,975	489,036	21,532
Contract liability	$4,566,233	$3,669,088	$1,136,861	$8,365,879	$332,535

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$16.68	$13.40	$16.02	$17.11	$15.44

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Putnam High Yield Fund - Class A	Putnam International Equity Fund - Class A	Putnam International Small Cap Fund - Class A (27)	Putnam Large Cap Growth Fund - Class A	Putnam Large Cap Value Fund - Class A
Assets:
Investments:
Number of shares	92,239	69	4,665	61	44,051
Cost	$506,723	$1,935	$182,974	$2,670	$1,332,032
Market value	$498,093	$2,109	$208,214	$4,575	$1,729,006
Due from (due to) the Sponsor Company	—	—	—	10	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	521	—	—	—	891
Total Assets	498,614	2,109	208,214	4,585	1,729,897

Liabilities:
Payable for fund shares purchased	196	—	—	—	891
Redemptions payable	325	—	—	—	—
Total Liabilities	521	—	—	—	891

Net assets:
For Contract Liabilities	$498,093	$2,109	$208,214	$4,585	$1,729,006

Deferred contracts in the accumulation period:
Units owned by participants	22,414	115	11,832	102	37,355
Contract liability	$498,093	$2,109	$208,214	$4,585	$1,729,006

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$22.22	$18.34	$17.60	$44.95	$46.29

(27) Putnam International Capital Opportunities Fund - Class A, name changed to Putnam International Small Cap Fund - Class A, effective September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Putnam Small Cap Growth Fund - Class A	Putnam Sustainable Leaders Fund - Class A	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT High Yield Fund - Class IB
Assets:
Investments:
Number of shares	2,630	96	5,983	4,043	27,121
Cost	$148,592	$10,804	$129,080	$68,711	$167,080
Market value	$209,742	$11,780	$153,178	$77,137	$155,672
Due from (due to) the Sponsor Company	—	(41)	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	—	—	—
Total Assets	209,742	11,739	153,178	77,137	155,672

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions Payable	—	—	—	—	—
Total Liabilities	—	—	—	—	—

Net assets:
For Contract Liabilities	$209,742	$11,739	$153,178	$77,137	$155,672

Deferred contracts in the accumulation period:
Units owned by participants	4,094	189	6,920	2,540	6,168
Contract liability	$209,742	$11,739	$153,178	$77,137	$155,672

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$51.23	$62.11	$22.14	$30.37	$25.24

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Royce Small-Cap Total Return Fund - Service Class	Royce Small-Cap Value Fund - Service Class	Royce Smaller-Companies Growth Fund - Service Class
Assets:
Investments:
Number of shares	13,329	13,067	116,956	16,246	63,697
Cost	$152,667	$434,866	$1,003,199	$156,446	$582,501
Market value	$144,091	$604,994	$844,420	$158,076	$496,197
Due from (due to) the Sponsor Company	—	—	—	—	9
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	228	58	—
Total Assets	144,091	604,994	844,648	158,134	496,206

Liabilities:
Payable for fund shares purchased	—	—	228	58	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	228	58	—

Net assets:
For Contract Liabilities	$144,091	$604,994	$844,420	$158,076	$496,206

Deferred contracts in the accumulation period:
Units owned by participants	4,384	8,594	52,698	10,635	10,846
Contract liability	$135,411	$604,994	$844,420	$158,076	$496,206

Deferred contracts in the annuity period:
Units owned by participants	281	—	—	—	—
Contract liability	$8,680	$—	$—	$—	$—

Unit Value (Accumulation)	$30.89	$70.40	$16.02	$14.86	$45.75

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1 (28)	Russell Investments LifePoints® Balanced Strategy Fund - Class R1	Russell Investments LifePoints® Conservative Strategy Fund - Class R1	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1 (29)	Russell Investments LifePoints® Moderate Strategy Fund - Class R1
Assets:
Investments:
Number of shares	4,565	6,579	958	2	875
Cost	$55,926	$73,380	$9,531	$21	$8,931
Market value	$61,862	$77,566	$8,865	$25	$9,127
Due from (due to) the Sponsor Company	—	5	4	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	—	—	—	—
Total Assets	61,862	77,571	8,869	25	9,127

Liabilities:
Payable for fund shares purchased	—	—	—	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	—	—	—	—	—

Net assets:
For Contract Liabilities	$61,862	$77,571	$8,869	$25	$9,127

Deferred contracts in the accumulation period:
Units owned by participants	5,505	7,010	833	2	840
Contract liability	$61,862	$77,571	$8,869	$25	$9,127

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$11.24	$11.07	$10.65	$12.50	$10.87

(28) Russell Investments Lifepoints® Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Aggressive Strategy Fund - Class R1, effective February 28, 2025.
(29) Russell Investments Lifepoints® Equity Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	State Street S&P 500 Index Fund - Class N	T. Rowe Price Equity Income Fund - R Class	T. Rowe Price Growth Stock Fund - R Class	T. Rowe Price Retirement 2010 Fund - R Class	T. Rowe Price Retirement 2020 Fund - R Class
Assets:
Investments:
Number of shares	11,065	28,649	51,522	38,525	376,957
Cost	$2,587,818	$938,769	$4,029,908	$627,154	$7,424,795
Market value	$3,092,713	$1,097,267	$4,896,113	$605,614	$7,218,728
Due from (due to) the Sponsor Company	35	4	(5)	—	—
Receivable from fund shares sold	217	—	—	—	—
Purchase payments receivable	40	15	526	25	699
Total Assets	3,093,005	1,097,286	4,896,634	605,639	7,219,427

Liabilities:
Payable for fund shares purchased	—	15	526	25	699
Redemptions payable	257	—	—	—	—
Total Liabilities	257	15	526	25	699

Net assets:
For Contract Liabilities	$3,092,748	$1,097,271	$4,896,108	$605,614	$7,218,728

Deferred contracts in the accumulation period:
Units owned by participants	43,011	38,462	88,655	28,533	283,746
Contract liability	$3,092,748	$1,097,271	$4,896,108	$605,614	$7,218,728

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$71.91	$28.53	$55.23	$21.23	$25.44

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2030 Fund - R Class	T. Rowe Price Retirement 2035 Fund - R Class	T. Rowe Price Retirement 2040 Fund - R Class	T. Rowe Price Retirement 2045 Fund - R Class	T. Rowe Price Retirement 2050 Fund - R Class
Assets:
Investments:
Number of shares	659,815	1,970	394,000	11,645	540,575
Cost	$16,174,150	$43,378	$10,864,012	$250,742	$9,041,998
Market value	$17,742,418	$44,769	$13,179,307	$287,045	$11,341,259
Due from (due to) the Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	341,169	4,487	112,057	—	72,528
Purchase payments receivable	2,724	—	4,532	913	5,043
Total Assets	18,086,311	49,256	13,295,896	287,958	11,418,830

Liabilities:
Payable for fund shares purchased	—	—	—	913	—
Redemptions payable	343,893	4,487	116,589	—	77,571
Total Liabilities	343,893	4,487	116,589	913	77,571

Net assets:
For Contract Liabilities	$17,742,418	$44,769	$13,179,307	$287,045	$11,341,259

Deferred contracts in the accumulation period:
Units owned by participants	598,075	1,970	385,455	11,752	314,852
Contract liability	$17,742,418	$44,769	$13,179,307	$287,045	$11,341,259

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$29.67	$22.73	$34.19	$24.43	$36.02

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2055 Fund - R Class	T. Rowe Price Retirement 2060 Fund - R Class	T. Rowe Price Retirement 2065 Fund - R Class	T. Rowe Price Retirement Balanced Fund - R Class	Templeton Developing Markets Trust - Class A
Assets:
Investments:
Number of shares	1,424	23,704	—	43,142	33,112
Cost	$29,136	$393,260	$—	$618,933	$665,060
Market value	$31,601	$440,888	$—	$603,984	$875,478
Due from (due to) the Sponsor Company	—	3	—	—	10
Receivable from fund shares sold	3,672	—	10,213	12,851	—
Purchase payments receivable	—	309	—	420	190
Total Assets	35,273	441,200	10,213	617,255	875,678

Liabilities:
Payable for fund shares purchased	—	309	—	—	190
Redemptions payable	3,672	—	10,213	13,271	—
Total Liabilities	3,672	309	10,213	13,271	190

Net assets:
For Contract Liabilities	$31,601	$440,891	$—	$603,984	$875,488

Deferred contracts in the accumulation period:
Units owned by participants	1,251	22,012	—	30,616	46,082
Contract liability	$31,601	$440,891	$—	$603,984	$875,488

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$25.26	$20.03	$—	$19.73	$19.00

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Class A	Templeton Growth Fund, Inc. - Class A	The Hartford Capital Appreciation Fund - Class R4	The Hartford Capital Appreciation Fund - Class R5
Assets:
Investments:
Number of shares	429,251	366,259	59,910	10,998	98,579
Cost	$3,173,274	$3,343,858	$1,468,283	$512,494	$4,526,665
Market value	$4,065,009	$2,618,751	$1,691,853	$613,449	$5,666,305
Due from (due to) the Sponsor Company	—	—	4	—	6
Receivable from fund shares sold	213	—	—	—	—
Purchase payments receivable	68	177	390	68	115
Total Assets	4,065,290	2,618,928	1,692,247	613,517	5,666,426

Liabilities:
Payable for fund shares purchased	—	177	189	68	111
Redemptions payable	281	—	201	—	4
Total Liabilities	281	177	390	68	115

Net assets:
For Contract Liabilities	$4,065,009	$2,618,751	$1,691,857	$613,449	$5,666,311

Deferred contracts in the accumulation period:
Units owned by participants	131,837	168,497	73,545	11,284	147,902
Contract liability	$4,065,009	$2,618,751	$1,691,857	$613,449	$5,666,311

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$30.83	$15.54	$23.00	$54.36	$38.31

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	The Hartford Dividend and Growth Fund - Class R4	The Hartford Growth Opportunities Fund - Class R4	The Hartford Healthcare Fund - Class R4	The Hartford High Yield Fund - Class R4	The Hartford Inflation Plus Fund - Class R4
Assets:
Investments:
Number of shares	22,653	6,057	5,190	20,279	32,363
Cost	$683,234	$304,809	$211,879	$144,530	$341,964
Market value	$808,944	$425,807	$226,872	$146,012	$332,041
Due from (due to) the Sponsor Company	—	5	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	251	79	35	—	—
Total Assets	809,195	425,891	226,907	146,012	332,041

Liabilities:
Payable for fund shares purchased	251	79	35	—	—
Redemptions payable	—	—	—	—	—
Total Liabilities	251	79	35	—	—

Net assets:
For Contract Liabilities	$808,944	$425,812	$226,872	$146,012	$332,041

Deferred contracts in the accumulation period:
Units owned by participants	17,516	5,189	4,676	6,129	23,746
Contract liability	$808,944	$425,812	$226,872	$146,012	$332,041

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$46.18	$82.06	$48.52	$23.82	$13.98

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	The Hartford International Opportunities Fund - Class R4	The Hartford Midcap Fund - Class R4	The Hartford MidCap Value Fund - Class R4	The Hartford Small Company Fund - Class R4	The Hartford Total Return Bond Fund - Class R4
Assets:
Investments:
Number of shares	14,029	14,989	4,961	8,732	574
Cost	$277,139	$482,784	$85,353	$211,870	$5,521
Market value	$320,566	$398,104	$86,873	$249,724	$5,420
Due from (due to) the Sponsor Company	—	(3)	—	—	(5)
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	35	141	—	114	20
Total Assets	320,601	398,242	86,873	249,838	5,435

Liabilities:
Payable for fund shares purchased	35	141	—	114	20
Redemptions payable	—	—	—	—	—
Total Liabilities	35	141	—	114	20

Net assets:
For Contract Liabilities	$320,566	$398,101	$86,873	$249,724	$5,415

Deferred contracts in the accumulation period:
Units owned by participants	13,245	10,617	2,833	5,749	397
Contract liability	$320,566	$398,101	$86,873	$249,724	$5,415

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$24.20	$37.50	$30.66	$43.44	$13.64

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	The Hartford Total Return Bond Fund - Class R5	Thornburg International Equity Fund - Class R3	Thornburg International Equity Fund - Class R4	Thornburg Small/Mid Cap Core Fund - Class R3	Thornburg Small/Mid Cap Core Fund - Class R4
Assets:
Investments:
Number of shares	8,901	53,716	12,901	4,284	466
Cost	$87,067	$1,359,650	$328,871	$277,254	$31,809
Market value	$83,135	$1,730,201	$410,885	$336,253	$37,265
Due from (due to) the Sponsor Company	(4)	3	—	(7)	(24)
Receivable from fund shares sold	16,316	10	—	32	—
Purchase payments receivable	—	11	603	—	10
Total Assets	99,447	1,730,225	411,488	336,278	37,251

Liabilities:
Payable for fund shares purchased	—	—	603	—	10
Redemptions payable	16,316	21	—	32	—
Total Liabilities	16,316	21	603	32	10

Net assets:
For Contract Liabilities	$83,131	$1,730,204	$410,885	$336,246	$37,241

Deferred contracts in the accumulation period:
Units owned by participants	5,333	68,430	9,980	11,439	647
Contract liability	$83,131	$1,730,204	$410,885	$336,246	$37,241

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$15.59	$25.28	$41.17	$29.39	$57.56

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Thornburg Small/Mid Cap Growth Fund - Class R3	Thornburg Small/Mid Cap Growth Fund - Class R4	Timothy Plan Large/Mid Cap Value Fund - Class A	UBS Global Allocation Fund - Class A	Vanguard 500 Index Fund - Admiral Shares
Assets:
Investments:
Number of shares	10,509	4,097	16,096	1,343	13,191
Cost	$323,622	$128,944	$323,443	$15,971	$3,572,450
Market value	$333,650	$133,559	$349,286	$17,665	$8,334,674
Due from (due to) the Sponsor Company	7	(4)	—	—	(5)
Receivable from fund shares sold	—	—	—	—	9,685
Purchase payments receivable	52	63	161	—	—
Total Assets	333,709	133,618	349,447	17,665	8,344,354

Liabilities:
Payable for fund shares purchased	39	63	161	—	—
Redemptions payable	13	—	—	—	9,685
Total Liabilities	52	63	161	—	9,685

Net assets:
For Contract Liabilities	$333,657	$133,555	$349,286	$17,665	$8,334,669

Deferred contracts in the accumulation period:
Units owned by participants	11,155	2,237	8,155	894	200,305
Contract liability	$333,657	$133,555	$349,286	$17,665	$8,334,669

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$29.91	$59.70	$42.83	$19.76	$41.61

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Vanguard Mid-Cap Index Fund - Admiral Shares	Vanguard Small-Cap Index Fund - Admiral Shares	Vanguard Total Bond Market Index Fund - Admiral Shares	Victory Diversified Stock Fund - Class A	Victory Mid-Cap Core Growth Fund - Class A (30)
Assets:
Investments:
Number of shares	6,559	25,603	78,387	23,392	123,584
Cost	$1,141,739	$1,527,499	$833,457	$473,153	$1,474,741
Market value	$2,356,991	$3,164,044	$765,836	$563,281	$915,760
Due from (due to) the Sponsor Company	—	—	—	6	—
Receivable from fund shares sold	3,835	—	—	—	—
Purchase payments receivable	—	—	—	25	659
Total Assets	2,360,826	3,164,044	765,836	563,312	916,419

Liabilities:
Payable for fund shares purchased	—	—	—	25	640
Redemptions payable	3,835	—	—	—	19
Total Liabilities	3,835	—	—	25	659

Net assets:
For Contract Liabilities	$2,356,991	$3,164,044	$765,836	$563,287	$915,760

Deferred contracts in the accumulation period:
Units owned by participants	81,437	118,835	61,270	10,090	19,585
Contract liability	$2,356,991	$3,164,044	$765,836	$563,287	$915,760

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$28.94	$26.63	$12.50	$55.83	$46.76

(30) Victory Munder Mid Cap Core Growth Fund - Class A, name changed to Victory Mid-Cap Core Growth Fund - Class A, effective October 31, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Victory Pioneer Disciplined Value Fund - Class A (31)	Victory Pioneer Equity Income Fund - Class A (32)	Victory Pioneer Fund - Class A (33)	Victory Pioneer Fundamental Growth Fund - Class A (34)	Victory Pioneer Global Equity Fund - Class A (35)
Assets:
Investments:
Number of shares	18,389	2,518	14,933	1,229	78,659
Cost	$273,632	$79,896	$541,566	$38,331	$1,442,362
Market value	$299,195	$61,808	$656,773	$40,476	$1,809,149
Due from (due to) the Sponsor Company	—	—	3	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	—	374	65	—	204
Total Assets	299,195	62,182	656,841	40,476	1,809,353

Liabilities:
Payable for fund shares purchased	—	374	65	—	204
Redemptions payable	—	—	—	—	—
Total Liabilities	—	374	65	—	204

Net assets:
For Contract Liabilities	$299,195	$61,808	$656,776	$40,476	$1,809,149

Deferred contracts in the accumulation period:
Units owned by participants	7,938	1,040	11,191	781	75,169
Contract liability	$299,195	$61,808	$656,776	$40,476	$1,809,149

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	$—	$—	$—	$—	$—

Unit Value (Accumulation)	$37.69	$59.43	$58.69	$51.83	$24.07

(31) Pioneer Disciplined Value Fund - Class A, name changed to Victory Pioneer Disciplined Value Fund - Class A, effective June 09, 2025.
(32) Pioneer Equity Income Fund - Class A, name changed to Victory Pioneer Equity Income Fund - Class A, effective April 01, 2025.
(33) Pioneer Fund - Class A, name changed to Victory Pioneer Fund - Class A, effective April 01, 2025.
(34) Pioneer Fundamental Growth Fund - Class A, name changed to Victory Pioneer Fundamental Growth Fund - Class A, effective May 05, 2025.
(35) Pioneer Global Sustainable Equity Fund - Class A, name changed to Victory Pioneer Global Equity Fund - Class A, effective April 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Victory Pioneer High Yield Fund - Class A (36)	Victory Pioneer Mid Cap Value Fund - Class A (37)	Victory Pioneer Select Mid Cap Growth Fund - Class A (38)	Victory Pioneer Strategic Income Fund - Class A (39)	Victory RS Value Fund - Class A
Assets:
Investments:
Number of shares	71,992	44,156	2,756	331,397	62,251
Cost	$658,141	$1,042,867	$124,225	$3,342,309	$1,657,911
Market value	$637,849	$1,068,142	$133,737	$3,267,579	$1,492,788
Due from (due to) the Sponsor Company	(13)	—	—	5	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	151	141	—	1,110	—
Total Assets	637,987	1,068,283	133,737	3,268,694	1,492,788

Liabilities:
Payable for fund shares purchased	145	120	—	1,110	—
Redemptions payable	6	21	—	—	—
Total Liabilities	151	141	—	1,110	—

Net assets:
For Contract Liabilities	$637,836	$1,068,142	$133,737	$3,267,584	$1,492,788

Deferred contracts in the accumulation period:
Units owned by participants	27,103	38,820	2,380	156,083	68,080
Contract liability	$637,836	$1,068,142	$133,737	$3,267,584	$1,492,788

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	—	—	—	—	—

Unit Value (Accumulation)	$23.53	$27.52	$56.19	$20.93	$21.93

(36) Pioneer High Yield Fund - Class A, name changed to Victory Pioneer High Yield Fund - Class A, effective May 02, 2025.
(37) Pioneer Mid Cap Value Fund - Class A, name changed to Victory Pioneer Mid Cap Value Fund - Class A, effective April 01, 2025.
(38) Pioneer Select Mid Cap Growth Fund - Class A, name changed to Victory Pioneer Select Mid Cap Growth Fund - Class A, effective April 01, 2025.
(39) Pioneer Strategic Income Fund - Class A, name changed to Victory Pioneer Strategic Income Fund - Class A, effective April 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class I	Victory Sycamore Small Company Opportunity Fund - Class A	Virtus Ceredex Large-Cap Value Equity Fund - Class A	Virtus Ceredex Mid-Cap Value Equity Fund - Class A
Assets:
Investments:
Number of shares	17,408	156,744	39,578	276	32,356
Cost	$749,281	$7,637,576	$1,786,829	$2,985	$388,673
Market value	$783,339	$7,059,752	$1,768,761	$2,521	$376,619
Due from (due to) the Sponsor Company	—	—	4	—	—
Receivable from fund shares sold	—	—	—	—	—
Purchase payments receivable	511	56	1,094	—	96
Total Assets	783,850	7,059,808	1,769,859	2,521	376,715

Liabilities:
Payable for fund shares purchased	511	56	1,094	—	96
Redemptions payable	—	—	—	—	—
Total Liabilities	511	56	1,094	—	96

Net assets:
For Contract Liabilities	783,339	7,059,752	1,768,765	2,521	376,619

Deferred contracts in the accumulation period:
Units owned by participants	13,068	299,666	58,268	80	4,747
Contract liability	$783,339	$7,059,752	$1,768,765	$2,521	$376,619

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—	—
Contract liability	—	—	—	—	—

Unit Value (Accumulation)	$59.94	$23.56	$30.36	$31.51	$79.34

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Assets and Liabilities
December 31, 2025

	SUB-ACCOUNTS
	Virtus Ceredex Small-Cap Value Equity Fund - Class A	Virtus Duff & Phelps Water Fund - Institutional Class	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Small-Cap Value Fund - Class A
Assets:
Investments:
Number of shares	41,956	65,689	134,815	76,309
Cost	$351,349	$1,261,378	$1,519,324	$1,168,967
Market value	$281,942	$1,211,303	$1,341,411	$885,944
Due from (due to) the Sponsor Company	—	—	6	—
Receivable from fund shares sold	—	—	—	—
Purchase payments receivable	244	—	94	59
Total Assets	282,186	1,211,303	1,341,511	886,003

Liabilities:
Payable for fund shares purchased	244	—	94	59
Redemptions payable	—	—	—	—
Total Liabilities	244	—	94	59

Net assets:
For Contract Liabilities	281,942	1,211,303	1,341,417	885,944

Deferred contracts in the accumulation period:
Units owned by participants	4,918	67,439	57,175	37,305
Contract liability	$281,942	$1,211,303	$1,341,417	$885,944

Deferred contracts in the annuity period:
Units owned by participants	—	—	—	—
Contract liability	—	—	—	—

Unit Value (Accumulation)	$57.33	$17.96	$23.46	$23.75

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AB Discovery Growth Fund - Class A	AB Discovery Value Fund - Class A	AB Global Bond Fund - Class A	AB Global Risk Allocation Fund - Class A	AB Growth Fund - Class A
Investment income:
Dividends	$—	$3,505	$842	$7,556	$—

Expenses:
Mortality and expense risk charges	684	5,022	290	1,461	486
Net investment income (loss)	(684)	(1,517)	552	6,095	(486)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,865	(2,841)	(19)	(2,125)	245
Realized gain distributions	8,845	29,867	—	5,449	9,461
Change in net unrealized appreciation (depreciation) on investments	(5,119)	(16,614)	368	7,375	(3,075)
Net gain (loss) on investments	5,591	10,412	349	10,699	6,631
Net increase (decrease) in net assets resulting from operations	$4,907	$8,895	$901	$16,794	$6,145

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AB High Income Fund - Class A	AB International Value Fund - Class A	AB Large Cap Value Fund - Class A	AB Relative Value Fund - Class A	AB Sustainable Global Thematic Fund - Advisor Class
Investment income:
Dividends	$29,165	$18,413	$318	$254	$—

Expenses:
Mortality and expense risk charges	3,493	5,869	393	185	—
Net investment income (loss)	25,672	12,544	(75)	69	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(7,180)	39,081	889	300	(2,777)
Realized gain distributions	—	—	2,383	1,482	231,158
Change in net unrealized appreciation (depreciation) on investments	11,448	173,193	739	941	(89,653)
Net gain (loss) on investments	4,268	212,274	4,011	2,723	138,728
Net increase (decrease) in net assets resulting from operations	$29,940	$224,818	$3,936	$2,792	$138,728

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AB Sustainable International Thematic Fund - Class A	Alger Capital Appreciation Institutional Fund - Class I	Alger Mid Cap Growth Institutional Fund - Class I	Alger Small Cap Growth Institutional Fund - Class I	Allspring Asset Allocation Fund - Class A
Investment income:
Dividends	$—	$4,679	$—	$—	$2,914

Expenses:
Mortality and expense risk charges	1,937	47,986	10,477	1,493	1,105
Net investment income (loss)	(1,937)	(43,307)	(10,477)	(1,493)	1,809

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,182	453,695	(6,677)	(7,655)	2,676
Realized gain distributions	—	438,565	—	7,789	3,747
Change in net unrealized appreciation (depreciation) on investments	22,221	994,350	245,496	16,679	9,562
Net gain (loss) on investments	25,403	1,886,610	238,819	16,813	15,985
Net increase (decrease) in net assets resulting from operations	$23,466	$1,843,303	$228,342	$15,320	$17,794

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Allspring Core Bond Fund - Class A	Allspring Emerging Markets Equity Fund - Class A	Allspring International Equity Fund - Class A	Allspring Utility and Telecommunications Fund - Class A	American Century Investments® Diversified Bond Fund - A Class
Investment income:
Dividends	$2,386	$23,610	$512	$523	$7,145

Expenses:
Mortality and expense risk charges	605	10,481	150	300	2,108
Net investment income (loss)	1,781	13,129	362	223	5,037

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(224)	42,143	982	29	(1,702)
Realized gain distributions	—	—	—	1,389	—
Change in net unrealized appreciation (depreciation) on investments	1,873	290,471	4,964	2,016	5,666
Net gain (loss) on investments	1,649	332,614	5,946	3,434	3,964
Net increase (decrease) in net assets resulting from operations	$3,430	$345,743	$6,308	$3,657	$9,001

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® Equity Growth Fund - A Class	American Century Investments® Equity Income Fund - A Class	American Century Investments® Equity Income Fund - Investor Class	American Century Investments® Focused Large Cap Value Fund - A Class	American Century Investments® Growth Fund - A Class
Investment income:
Dividends	$328	$43,380	$443,060	$801	$—

Expenses:
Mortality and expense risk charges	919	16,233	—	375	14,286
Net investment income (loss)	(591)	27,147	443,060	426	(14,286)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,761	4,554	118,181	35	140,467
Realized gain distributions	9,543	154,762	1,471,553	5,811	351,850
Change in net unrealized appreciation (depreciation) on investments	3,765	32,186	152,653	1,429	(168,099)
Net gain (loss) on investments	15,069	191,502	1,742,387	7,275	324,218
Net increase (decrease) in net assets resulting from operations	$14,478	$218,649	$2,185,447	$7,701	$309,932

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® Heritage Fund - A Class	American Century Investments® Inflation-Adjusted Bond Fund - A Class	American Century Investments® Mid Cap Value Fund - A Class	American Century Investments® Small Cap Value Fund - A Class	American Century Investments® Small Cap Value Fund - Investor Class
Investment income:
Dividends	$—	$1,804	$6,335	$5,607	$27,776

Expenses:
Mortality and expense risk charges	7,050	392	2,970	5,716	—
Net investment income (loss)	(7,050)	1,412	3,365	(109)	27,776

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,095	(41)	9,172	8,453	53,681
Realized gain distributions	234,994	—	43,523	77,179	286,884
Change in net unrealized appreciation (depreciation) on investments	(166,359)	887	(13,308)	(113,942)	(462,885)
Net gain (loss) on investments	78,730	846	39,387	(28,310)	(122,320)
Net increase (decrease) in net assets resulting from operations	$71,680	$2,258	$42,752	$(28,419)	$(94,544)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® U.S. Government Money Market Fund - A Class	American Century Investments® Ultra® Fund - A Class	American Funds® AMCAP Fund® - Class R-3	American Funds® American Balanced Fund® - Class R-3	American Funds® American Balanced Fund® - Class R-4
Investment income:
Dividends	$342,292	$—	$—	$207,098	$168,993

Expenses:
Mortality and expense risk charges	51,075	6,915	33,989	83,270	—
Net investment income (loss)	291,217	(6,915)	(33,989)	123,828	168,993

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	104,394	86,150	311,430	189,797
Realized gain distributions	—	115,529	326,291	734,257	505,202
Change in net unrealized appreciation (depreciation) on investments	—	(97,309)	135,240	700,184	541,852
Net gain (loss) on investments	—	122,614	547,681	1,745,871	1,236,851
Net increase (decrease) in net assets resulting from operations	$291,217	$115,699	$513,692	$1,869,699	$1,405,844

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Funds® American Mutual Fund® - Class R-3	American Funds® Capital Income Builder® - Class R-3	American Funds® Capital World Growth and Income Fund® - Class R-3	American Funds® Capital World Growth and Income Fund® - Class R-4	American Funds® EUPAC Fund™ - Class R-3 (1)
Investment income:
Dividends	$61,717	$348,131	$242,969	$80,472	$485,842

Expenses:
Mortality and expense risk charges	32,771	103,740	129,699	—	81,889
Net investment income (loss)	28,946	244,391	113,270	80,472	403,953

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	122,875	281,384	932,319	228,687	507,195
Realized gain distributions	275,863	599,611	1,536,284	417,068	1,888,504
Change in net unrealized appreciation (depreciation) on investments	210,503	1,089,289	1,165,075	357,151	1,627,133
Net gain (loss) on investments	609,241	1,970,284	3,633,678	1,002,906	4,022,832
Net increase (decrease) in net assets resulting from operations	$638,187	$2,214,675	$3,746,948	$1,083,378	$4,426,785

(1) American Funds EuroPacific Growth Fund® - Class R3, name changed to American Funds® EUPAC Fund™ - Class R-3, effective June 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Funds® Fundamental Investors® - Class R-3	American Funds® New Perspective Fund® - Class R-3	American Funds® New World Fund® - Class R-3	American Funds® SMALLCAP World Fund® - Class R-3	American Funds® The Bond Fund of America® - Class R-3
Investment income:
Dividends	$81,490	$98,935	$1,043	$3,688	$121,250

Expenses:
Mortality and expense risk charges	141,232	89,185	1,335	5,973	27,362
Net investment income (loss)	(59,742)	9,750	(292)	(2,285)	93,888

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	899,773	569,031	27,899	11,155	(48,433)
Realized gain distributions	1,523,514	714,479	5,304	30,157	—
Change in net unrealized appreciation (depreciation) on investments	1,612,371	1,006,282	30,454	42,403	135,049
Net gain (loss) on investments	4,035,658	2,289,792	63,657	83,715	86,616
Net increase (decrease) in net assets resulting from operations	$3,975,916	$2,299,542	$63,365	$81,430	$180,504

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Income Fund of America® - Class R-3	American Funds® The Investment Company of America® - Class R-3	American Funds® The New Economy Fund® - Class R-3	American Funds® The Washington Mutual Investors Fund® - Class R-3
Investment income:
Dividends	$—	$304,326	$77,774	$—	$63,001

Expenses:
Mortality and expense risk charges	375,260	70,322	90,682	17,430	48,339
Net investment income (loss)	(375,260)	234,004	(12,908)	(17,430)	14,662

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,901,961	228,654	723,344	89,877	190,064
Realized gain distributions	5,419,918	517,637	1,114,955	238,104	539,560
Change in net unrealized appreciation (depreciation) on investments	418,656	365,594	341,778	266,242	152,436
Net gain (loss) on investments	9,740,535	1,111,885	2,180,077	594,223	882,060
Net increase (decrease) in net assets resulting from operations	$9,365,275	$1,345,889	$2,167,169	$576,793	$896,722

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AMG GW&K Small/Mid Cap Core Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan Mid Cap Value Fund - Investor Class	Ave Maria Growth Fund
Investment income:
Dividends	$—	$16	$27	$38,210	$—

Expenses:
Mortality and expense risk charges	644	497	156	2,162	1,741
Net investment income (loss)	(644)	(481)	(129)	36,048	(1,741)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	929	935	1,574	(89,862)	8,154
Realized gain distributions	2,554	5,762	2,120	152,744	8,829
Change in net unrealized appreciation (depreciation) on investments	656	1,169	(395)	(52,913)	(3,257)
Net gain (loss) on investments	4,139	7,866	3,299	9,969	13,726
Net increase (decrease) in net assets resulting from operations	$3,495	$7,385	$3,170	$46,017	$11,985

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Baron Small Cap Fund® - Retail Shares	BlackRock Advantage Large Cap Core Fund - Investor A Shares	BlackRock Advantage Large Cap Growth Fund - Investor A Shares
Investment income:
Dividends	$14,087	$114	$—	$517	$—

Expenses:
Mortality and expense risk charges	5,431	414	967	970	2,077
Net investment income (loss)	8,656	(300)	(967)	(453)	(2,077)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	71,342	1,561	(2,965)	3,545	5,749
Realized gain distributions	56,091	—	15,596	10,138	13,234
Change in net unrealized appreciation (depreciation) on investments	(140,858)	(638)	(9,197)	8,849	13,450
Net gain (loss) on investments	(13,425)	923	3,434	22,532	32,433
Net increase (decrease) in net assets resulting from operations	$(4,769)	$623	$2,467	$22,079	$30,356

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock Advantage Small Cap Growth Fund - Investor A Shares	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Global Allocation Fund, Inc. - Investor A Shares
Investment income:
Dividends	$—	$91	$—	$55,470	$142,997

Expenses:
Mortality and expense risk charges	4,259	232	8,674	23,751	40,755
Net investment income (loss)	(4,259)	(141)	(8,674)	31,719	102,242

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,589	35	10,148	(1,877)	21,468
Realized gain distributions	—	983	175,586	231,192	375,562
Change in net unrealized appreciation (depreciation) on investments	85,051	994	(67,344)	269,610	459,856
Net gain (loss) on investments	87,640	2,012	118,390	498,925	856,886
Net increase (decrease) in net assets resulting from operations	$83,381	$1,871	$109,716	$530,644	$959,128

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock Impact Mortgage Fund - Investor A Shares (2)	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares
Investment income:
Dividends	$5,004	$264,484	$316,068	$22,685	$296,490

Expenses:
Mortality and expense risk charges	822	8,757	112,458	14,061	13,384
Net investment income (loss)	4,182	255,727	203,610	8,624	283,106

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(21,294)	169,552	27,061	16,034	420,933
Realized gain distributions	—	194,775	261,938	41,116	479,835
Change in net unrealized appreciation (depreciation) on investments	29,221	979,183	1,132,613	140,042	1,132,653
Net gain (loss) on investments	7,927	1,343,510	1,421,612	197,192	2,033,421
Net increase (decrease) in net assets resulting from operations	$12,109	$1,599,237	$1,625,222	$205,816	$2,316,527

(2) BlackRock Impact Mortgage Fund - Investor A Shares ceased operations on September 26, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares
Investment income:
Dividends	$475,872	$11,798	$62,745	$54,141	$8,123

Expenses:
Mortality and expense risk charges	143,019	7,110	—	37,140	15,205
Net investment income (loss)	332,853	4,688	62,745	17,001	(7,082)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(64,756)	25,516	244,716	102,587	29,213
Realized gain distributions	867,216	39,650	179,495	200,334	100,205
Change in net unrealized appreciation (depreciation) on investments	1,651,892	75,666	324,411	378,924	227,232
Net gain (loss) on investments	2,454,352	140,832	748,622	681,845	356,650
Net increase (decrease) in net assets resulting from operations	$2,787,205	$145,520	$811,367	$698,846	$349,568

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares
Investment income:
Dividends	$303	$14	$132,853	$182,478	$—

Expenses:
Mortality and expense risk charges	561	61	997	56,383	3,925
Net investment income (loss)	(258)	(47)	131,856	126,095	(3,925)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,303	41	(114,558)	(109,755)	18,711
Realized gain distributions	5,309	484	132,738	191,221	75,828
Change in net unrealized appreciation (depreciation) on investments	20,131	1,787	513,655	426,735	(105,692)
Net gain (loss) on investments	26,743	2,312	531,835	508,201	(11,153)
Net increase (decrease) in net assets resulting from operations	$26,485	$2,265	$663,691	$634,296	$(15,078)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock Mid-Cap Value Fund - Investor A Shares	BlackRock S&P 500 Index V.I. Fund - Class I Shares	BlackRock S&P 500 Index V.I. Fund - Class III Shares	BNY Mellon Bond Market Index Fund - Investor Class	BNY Mellon Core Plus Fund - Class A
Investment income:
Dividends	$19,677	$131,000	$69,029	$527,546	$20,548

Expenses:
Mortality and expense risk charges	9,245	67,602	50,540	24,576	2,345
Net investment income (loss)	10,432	63,398	18,489	502,970	18,203

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	13,373	388,246	190,729	(182,272)	(1,413)
Realized gain distributions	104,937	656,355	444,788	1,693	1,867
Change in net unrealized appreciation (depreciation) on investments	1,825	749,936	556,059	606,235	11,757
Net gain (loss) on investments	120,135	1,794,537	1,191,576	425,656	12,211
Net increase (decrease) in net assets resulting from operations	$130,567	$1,857,935	$1,210,065	$928,626	$30,414

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BNY Mellon International Stock Index Fund - Investor Shares	BNY Mellon Midcap Index Fund, Inc. - Investor Shares	BNY Mellon S&P 500 Index Fund	BNY Mellon Smallcap Stock Index Fund - Investor Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
Investment income:
Dividends	$8,783	$212,659	$392,657	$154,045	$26

Expenses:
Mortality and expense risk charges	—	37,532	147,166	27,097	83
Net investment income (loss)	8,783	175,127	245,491	126,948	(57)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	39,415	(360,480)	1,503,929	(321,508)	20
Realized gain distributions	3,023	2,011,969	4,607,351	1,661,979	838
Change in net unrealized appreciation (depreciation) on investments	34,943	(478,121)	1,750,182	(774,312)	1,054
Net gain (loss) on investments	77,381	1,173,368	7,861,462	566,159	1,912
Net increase (decrease) in net assets resulting from operations	$86,164	$1,348,495	$8,106,953	$693,107	$1,855

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares	BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares	Calamos International Growth Fund - Class A	Calvert Bond Fund - Class A	Calvert Equity Fund - Class A
Investment income:
Dividends	$159	$42	$4	$87,557	$15,174

Expenses:
Mortality and expense risk charges	305	62	24	14,496	46,763
Net investment income (loss)	(146)	(20)	(20)	73,061	(31,589)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(34)	3	3	(27,821)	442,555
Realized gain distributions	6,449	573	243	—	1,584,959
Change in net unrealized appreciation (depreciation) on investments	(2,339)	1,019	127	92,094	(1,441,716)
Net gain (loss) on investments	4,076	1,595	373	64,273	585,798
Net increase (decrease) in net assets resulting from operations	$3,930	$1,575	$353	$137,334	$554,209

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Calvert Income Fund - Class A	Calvert VP SRI Balanced Portfolio - Class I	ClearBridge Appreciation Fund - Class A	ClearBridge Growth Fund - Class A	ClearBridge Growth Fund - Class FI
Investment income:
Dividends	$40,447	$848	$2,241	$—	$—

Expenses:
Mortality and expense risk charges	7,680	362	4,995	276	179
Net investment income (loss)	32,767	486	(2,754)	(276)	(179)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,995	272	5,867	(196)	(7)
Realized gain distributions	—	2,780	91,840	6,948	4,214
Change in net unrealized appreciation (depreciation) on investments	27,043	1,800	(4,553)	(2,285)	(1,525)
Net gain (loss) on investments	33,038	4,852	93,154	4,467	2,682
Net increase (decrease) in net assets resulting from operations	$65,805	$5,338	$90,400	$4,191	$2,503

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	ClearBridge Mid Cap Fund - Class A	ClearBridge Small Cap Fund - Class A	ClearBridge Small Cap Growth Fund - Class A	ClearBridge Small Cap Growth Fund - Class FI	ClearBridge Value Fund - Class A
Investment income:
Dividends	$—	$55	$—	$—	$568

Expenses:
Mortality and expense risk charges	7,846	82	886	3,495	525
Net investment income (loss)	(7,846)	(27)	(886)	(3,495)	43

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,098	13	671	2,804	(136)
Realized gain distributions	123,895	1,214	24,538	78,373	3,631
Change in net unrealized appreciation (depreciation) on investments	(69,576)	(556)	(9,964)	(37,321)	219
Net gain (loss) on investments	64,417	671	15,245	43,856	3,714
Net increase (decrease) in net assets resulting from operations	$56,571	$644	$14,359	$40,361	$3,757

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	ClearBridge Value Fund - Class FI	Columbia Acorn International Select℠ - Class A	Columbia Acorn® Fund - Class A	Columbia Contrarian Core Fund - Class A	Columbia Intrinsic Value Fund - Institutional Class (3)
Investment income:
Dividends	$2,721	$25	$—	$414	$3,057

Expenses:
Mortality and expense risk charges	1,524	3	8,453	3,712	1,547
Net investment income (loss)	1,197	22	(8,453)	(3,298)	1,510

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,090	(2)	(153,668)	4,809	(443)
Realized gain distributions	21,483	—	—	28,125	16,557
Change in net unrealized appreciation (depreciation) on investments	2,499	47	170,594	25,536	27,125
Net gain (loss) on investments	27,072	45	16,926	58,470	43,239
Net increase (decrease) in net assets resulting from operations	$28,269	$67	$8,473	$55,172	$44,749

(3) Columbia Large Cap Value Fund - Institutional Class, name changed to Columbia Intrinsic Value Fund - Institutional Class, effective September 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Columbia Large Cap Growth Opportunity Fund - Class A	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	Columbia Select Small Cap Value Fund - Institutional Class	Columbia Seligman Global Technology Fund - Class A
Investment income:
Dividends	$—	$10,640	$2,872	$4	$—

Expenses:
Mortality and expense risk charges	9,958	11,117	3,566	4	6,636
Net investment income (loss)	(9,958)	(477)	(694)	—	(6,636)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	14,720	32,300	6,043	—	94,075
Realized gain distributions	64,435	104,253	19,956	44	82,649
Change in net unrealized appreciation (depreciation) on investments	68,108	94,668	14,943	(17)	136,457
Net gain (loss) on investments	147,263	231,221	40,942	27	313,181
Net increase (decrease) in net assets resulting from operations	$137,305	$230,744	$40,248	$27	$306,545

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Columbia Seligman Technology and Information Fund - Class A	Columbia Small Cap Value Discovery Fund - Class A (4)	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class A	Davis New York Venture Fund - Class A
Investment income:
Dividends	$—	$4,671	$223	$2,832	$55,551

Expenses:
Mortality and expense risk charges	10,191	2,109	1,845	1,759	32,946
Net investment income (loss)	(10,191)	2,562	(1,622)	1,073	22,605

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	33,388	644	(1,046)	3,245	(63,101)
Realized gain distributions	177,750	23,952	21,067	5,706	512,527
Change in net unrealized appreciation (depreciation) on investments	357,113	(96)	11,269	37,823	654,558
Net gain (loss) on investments	568,251	24,500	31,290	46,774	1,103,984
Net increase (decrease) in net assets resulting from operations	$558,060	$27,062	$29,668	$47,847	$1,126,589

(4) Columbia Small Cap Value I Fund - Class A, name changed to Columbia Small Cap Value Discovery Fund - Class A, effective September 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Davis Opportunity Fund - Class A	Domini Impact Equity Fund℠ - Investor Shares	DWS Core Equity VIP - Class A	DWS CROCI® Equity Dividend Fund - Class A	DWS Emerging Markets Fixed Income Fund - Class A
Investment income:
Dividends	$570	$570	$262	$9,078	$144

Expenses:
Mortality and expense risk charges	663	2,404	239	1,257	23
Net investment income (loss)	(93)	(1,834)	23	7,821	121

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,180	28,033	131	1,776	(7)
Realized gain distributions	8,762	17,808	3,386	23,483	—
Change in net unrealized appreciation (depreciation) on investments	2,990	(25,383)	1,860	(28,088)	114
Net gain (loss) on investments	14,932	20,458	5,377	(2,829)	107
Net increase (decrease) in net assets resulting from operations	$14,839	$18,624	$5,400	$4,992	$228

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	DWS International Opportunities Fund - Class A (5)	DWS RREEF Real Estate Securities Fund - Class A	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	Eaton Vance Balanced Fund - Class A	Eaton Vance Dividend Builder Fund - Class A
Investment income:
Dividends	$1,113	$645	$—	$4,203	$13,785

Expenses:
Mortality and expense risk charges	753	190	854	4,064	5,388
Net investment income (loss)	360	455	(854)	139	8,397

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,922	109	5,537	3,741	51,037
Realized gain distributions	3,629	—	45,871	13,144	70,795
Change in net unrealized appreciation (depreciation) on investments	9,055	(934)	(92,925)	14,958	(37,279)
Net gain (loss) on investments	14,606	(825)	(41,517)	31,843	84,553
Net increase (decrease) in net assets resulting from operations	$14,966	$(370)	$(42,371)	$31,982	$92,950

(5) DWS International Growth Fund -Class A, name changed to DWS International Opportunities Fund - Class A, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Eaton Vance Income Fund of Boston - Class A	Eaton Vance Large-Cap Value Fund - Class A	Eaton Vance Worldwide Health Sciences Fund - Class A	Empower Aggressive Profile Fund - Investor Class (6)	Empower Emerging Markets Equity Fund - Investor Class
Investment income:
Dividends	$175,041	$12,849	$2,119	$1,777	$1,256

Expenses:
Mortality and expense risk charges	11,812	13,142	2,622	609	734
Net investment income (loss)	163,229	(293)	(503)	1,168	522

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,899)	82,631	6,729	(600)	12,035
Realized gain distributions	—	70,256	26,302	9,932	—
Change in net unrealized appreciation (depreciation) on investments	63,707	3,942	3,643	(3,665)	26,948
Net gain (loss) on investments	56,808	156,829	36,674	5,667	38,983
Net increase (decrease) in net assets resulting from operations	$220,037	$156,536	$36,171	$6,835	$39,505

(6) Empower Aggressive Profile Fund - Investor Class commenced operations on August 29, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower International Index Fund - Investor Class	Empower Lifetime 2015 Fund - Investor Class	Empower Lifetime 2020 Fund - Investor Class	Empower Lifetime 2025 Fund - Investor Class	Empower Lifetime 2030 Fund - Investor Class
Investment income:
Dividends	$7,483	$897	$183	$2,946	$10,965

Expenses:
Mortality and expense risk charges	1,222	342	82	1,106	3,862
Net investment income (loss)	6,261	555	101	1,840	7,103

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,729	440	427	97	496
Realized gain distributions	3,754	378	111	2,214	7,635
Change in net unrealized appreciation (depreciation) on investments	53,503	1,746	132	7,676	30,771
Net gain (loss) on investments	68,986	2,564	670	9,987	38,902
Net increase (decrease) in net assets resulting from operations	$75,247	$3,119	$771	$11,827	$46,005

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower Lifetime 2035 Fund - Investor Class	Empower Lifetime 2040 Fund - Investor Class	Empower Lifetime 2045 Fund - Investor Class	Empower Lifetime 2050 Fund - Investor Class	Empower Lifetime 2055 Fund - Investor Class
Investment income:
Dividends	$8,200	$339	$1,237	$4,010	$199

Expenses:
Mortality and expense risk charges	3,853	142	652	1,946	155
Net investment income (loss)	4,347	197	585	2,064	44

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,497	486	105	15,106	14
Realized gain distributions	9,614	380	2,037	5,846	360
Change in net unrealized appreciation (depreciation) on investments	34,241	991	7,318	8,501	2,161
Net gain (loss) on investments	46,352	1,857	9,460	29,453	2,535
Net increase (decrease) in net assets resulting from operations	$50,699	$2,054	$10,045	$31,517	$2,579

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower Lifetime 2060 Fund - Investor Class	Empower Moderate Profile Fund - Investor Class (7)	Empower Moderately Aggressive Profile Fund - Investor Class	Empower S&P 500® Index Fund - Investor Class	Empower S&P Mid Cap 400® Index Fund - Investor Class
Investment income:
Dividends	$309	$6,313	$8,099	$13	$1,827

Expenses:
Mortality and expense risk charges	133	1,339	1,665	44	588
Net investment income (loss)	176	4,974	6,434	(31)	1,239

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	245	(2,568)	14	—	354
Realized gain distributions	756	18,459	14,477	6	6,609
Change in net unrealized appreciation (depreciation) on investments	1,081	(11,739)	(8,481)	568	(512)
Net gain (loss) on investments	2,082	4,152	6,010	574	6,451
Net increase (decrease) in net assets resulting from operations	$2,258	$9,126	$12,444	$543	$7,690

(7) Empower Moderate Profile Fund - Investor Class commenced operations on August 29, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower S&P Small Cap 600® Index Fund - Investor Class	Empower Short Duration Bond Fund - Investor Class	Federated Hermes Fund for U.S. Government Securities - Class A	Federated Hermes Global Allocation Fund - Class A (8)	Federated Hermes International Leaders Fund - Class A
Investment income:
Dividends	$557	$528	$6,708	$—	$286

Expenses:
Mortality and expense risk charges	119	204	1,100	8	55
Net investment income (loss)	438	324	5,608	(8)	231

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(19)	17	(1,358)	524	7
Realized gain distributions	1,233	—	—	—	794
Change in net unrealized appreciation (depreciation) on investments	(478)	291	7,400	(541)	2,278
Net gain (loss) on investments	736	308	6,042	(17)	3,079
Net increase (decrease) in net assets resulting from operations	$1,174	$632	$11,650	$(25)	$3,310

(8) Federated Hermes Global Allocation Fund - Class A ceased operations on March 11, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Federated Hermes Kaufmann Fund - Class R	Federated Hermes MDT Mid Cap Growth Fund - Class A	Federated Hermes MDT Small Cap Value Fund - Class A (9)	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A (10)	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A
Investment income:
Dividends	$—	$—	$390	$580	$9

Expenses:
Mortality and expense risk charges	34,746	3,079	130	648	3
Net investment income (loss)	(34,746)	(3,079)	260	(68)	6

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,059	22,424	(2)	314	—
Realized gain distributions	451,558	20,867	844	11,126	—
Change in net unrealized appreciation (depreciation) on investments	43,637	(1,898)	1,100	(4,453)	5
Net gain (loss) on investments	501,254	41,393	1,942	6,987	5
Net increase (decrease) in net assets resulting from operations	$466,508	$38,314	$2,202	$6,919	$11

(9) Federated Hermes Clover Small Value Fund - Class A, name changed to Federated Hermes MDT Small Cap Value Fund - Class A, effective November 26, 2025.
(10) Federated Hermes Equity Income Fund, Inc. - Class A, name changed to Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A, effective October 27, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Federated Hermes Total Return Bond Fund - Class A	Fidelity Advisor® Equity Growth Fund - Class M	Fidelity Advisor® Leveraged Company Stock Fund - Class M	Fidelity Advisor® Stock Selector Fund - Class M	Fidelity® VIP Balanced Portfolio - Initial Class
Investment income:
Dividends	$2,068	$—	$—	$—	$19,698

Expenses:
Mortality and expense risk charges	620	5,746	17,708	8	7,537
Net investment income (loss)	1,448	(5,746)	(17,708)	(8)	12,161

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,492)	77,741	(1,693)	92	20,499
Realized gain distributions	—	6,742	128,438	25	50,811
Change in net unrealized appreciation (depreciation) on investments	2,751	41,029	323,935	(17)	64,048
Net gain (loss) on investments	1,259	125,512	450,680	100	135,358
Net increase (decrease) in net assets resulting from operations	$2,707	$119,766	$432,972	$92	$147,519

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2
Investment income:
Dividends	$3	$151	$2,074	$17,378	$280

Expenses:
Mortality and expense risk charges	—	20	351	2,823	50
Net investment income (loss)	3	131	1,723	14,555	230

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	—	5,822	10,205	13
Realized gain distributions	4	304	5,316	37,031	757
Change in net unrealized appreciation (depreciation) on investments	6	256	(3,368)	45,443	1,109
Net gain (loss) on investments	10	560	7,770	92,679	1,879
Net increase (decrease) in net assets resulting from operations	$13	$691	$9,493	$107,234	$2,109

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	Fidelity® VIP Growth & Income Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Value Strategies Portfolio - Initial Class
Investment income:
Dividends	$10	$3,466	$—	$1,289	$456

Expenses:
Mortality and expense risk charges	3	1,549	6,904	482	278
Net investment income (loss)	7	1,917	(6,904)	807	178

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	3,153	49,829	8,100	(59)
Realized gain distributions	51	20,926	15,660	7,073	1,644
Change in net unrealized appreciation (depreciation) on investments	79	15,932	137,124	(5,057)	1,126
Net gain (loss) on investments	130	40,011	202,613	10,116	2,711
Net increase (decrease) in net assets resulting from operations	$137	$41,928	$195,709	$10,923	$2,889

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin Conservative Allocation Fund - Class A	Franklin Core Plus Bond Fund - Class A	Franklin Growth Allocation Fund - Class A	Franklin Growth Fund - Class A	Franklin High Income Fund - Class A1
Investment income:
Dividends	$52,533	$111,679	$104,561	$—	$54,357

Expenses:
Mortality and expense risk charges	12,735	16,083	45,375	26,504	7,401
Net investment income (loss)	39,798	95,596	59,186	(26,504)	46,956

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,204	(40,685)	77,972	128,975	(2,319)
Realized gain distributions	44,414	—	419,130	405,924	—
Change in net unrealized appreciation (depreciation) on investments	82,153	99,313	344,549	(84,497)	23,712
Net gain (loss) on investments	131,771	58,628	841,651	450,402	21,393
Net increase (decrease) in net assets resulting from operations	$171,569	$154,224	$900,837	$423,898	$68,349

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin Income Fund - Class A1	Franklin Moderate Allocation Fund - Class A	Franklin Mutual Beacon Fund - Class A	Franklin Mutual Global Discovery Fund - Class A	Franklin Mutual Shares Fund - Class A
Investment income:
Dividends	$346,331	$140,611	$9,544	$139,868	$52,039

Expenses:
Mortality and expense risk charges	52,884	49,444	5,165	56,313	22,599
Net investment income (loss)	293,447	91,167	4,379	83,555	29,440

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	29,527	56,195	15,940	148,657	(16,162)
Realized gain distributions	20,436	342,859	43,203	715,536	185,620
Change in net unrealized appreciation (depreciation) on investments	353,869	242,858	117,035	810,691	123,459
Net gain (loss) on investments	403,832	641,912	176,178	1,674,884	292,917
Net increase (decrease) in net assets resulting from operations	$697,279	$733,079	$180,557	$1,758,439	$322,357

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin Mutual U.S. Mid Cap Value Fund - Class A	Franklin Small Cap Value Fund - Class A	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small-Mid Cap Growth VIP Fund - Class 1	Franklin Total Return Fund - Class A
Investment income:
Dividends	$12,819	$24,331	$—	$—	$6,971

Expenses:
Mortality and expense risk charges	4,307	17,515	7,070	451	1,836
Net investment income (loss)	8,512	6,816	(7,070)	(451)	5,135

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,203)	30,112	26,200	(285)	(557)
Realized gain distributions	41,800	161,254	184,850	2,740	—
Change in net unrealized appreciation (depreciation) on investments	24,685	(47,749)	(151,696)	(993)	4,722
Net gain (loss) on investments	64,282	143,617	59,354	1,462	4,165
Net increase (decrease) in net assets resulting from operations	$72,794	$150,433	$52,284	$1,011	$9,300

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin U.S. Government Securities Fund - Class A1	Goldman Sachs Core Fixed Income Fund - Class A	Goldman Sachs Equity Income Fund - Class A	Goldman Sachs Government Income Fund - Class A	Goldman Sachs High Yield Fund - Class A
Investment income:
Dividends	$14,727	$6,711	$4,214	$31,406	$47,610

Expenses:
Mortality and expense risk charges	4,470	1,895	3,374	6,032	6,515
Net investment income (loss)	10,257	4,816	840	25,374	41,095

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(13,279)	(861)	1,136	(1,896)	(5,423)
Realized gain distributions	—	—	30,971	—	—
Change in net unrealized appreciation (depreciation) on investments	27,576	6,547	5,490	37,170	16,876
Net gain (loss) on investments	14,297	5,686	37,597	35,274	11,453
Net increase (decrease) in net assets resulting from operations	$24,554	$10,502	$38,437	$60,648	$52,548

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Goldman Sachs Income Builder Fund - Class A	Goldman Sachs International Equity ESG Fund - Class A	Goldman Sachs Large Cap Equity Fund - Class A (11)	Goldman Sachs Large Cap Value Fund - Class A	Goldman Sachs Mid Cap Growth Fund - Class A
Investment income:
Dividends	$14,693	$762	$8	$2,930	$—

Expenses:
Mortality and expense risk charges	4,134	403	199	3,337	8,654
Net investment income (loss)	10,559	359	(191)	(407)	(8,654)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	14,457	388	35	1,723	(17,146)
Realized gain distributions	3,790	97	2,377	43,146	203,754
Change in net unrealized appreciation (depreciation) on investments	4,388	6,300	562	(14,333)	(120,620)
Net gain (loss) on investments	22,635	6,785	2,974	30,536	65,988
Net increase (decrease) in net assets resulting from operations	$33,194	$7,144	$2,783	$30,129	$57,334

(11) Goldman Sachs Large Cap Core Fund - Class A, name changed to Goldman Sachs Large Cap Equity Fund - Class A, effective April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Goldman Sachs Mid Cap Value Fund - Class A	Goldman Sachs Small Cap Value Fund - Class A	Goldman Sachs Small/Mid Cap Growth Fund - Class A	Goldman Sachs Strategic Growth Fund - Class A (12)	Goldman Sachs U.S. Equity Insights Fund - Class A
Investment income:
Dividends	$21,052	$23,187	$—	$—	$82

Expenses:
Mortality and expense risk charges	8,946	21,898	3,076	2,046	304
Net investment income (loss)	12,106	1,289	(3,076)	(2,046)	(222)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,394	(196,414)	120	(11,179)	(46)
Realized gain distributions	294,364	895,021	47,009	95,112	3,328
Change in net unrealized appreciation (depreciation) on investments	(95,282)	(258,853)	(42,453)	(30,650)	2,281
Net gain (loss) on investments	239,476	439,754	4,676	53,283	5,563
Net increase (decrease) in net assets resulting from operations	$251,582	$441,043	$1,600	$51,237	$5,341

(12) Goldman Sachs Strategic Growth Fund - Class A ceased operations on November 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Balanced HLS Fund - Class IA	Hartford Balanced HLS Fund - Class IB	Hartford Balanced Income Fund - Class R4	Hartford Capital Appreciation HLS Fund - Class IA	Hartford Capital Appreciation HLS Fund - Class IB (13)
Investment income:
Dividends	$88,556	$2,452	$6,032	$110,229	$4

Expenses:
Mortality and expense risk charges	28,940	1,392	1,362	92,903	7
Net investment income (loss)	59,616	1,060	4,670	17,326	(3)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	218,609	947	(31)	122,586	(2)
Realized gain distributions	431,655	13,335	8,039	1,992,301	121
Change in net unrealized appreciation (depreciation) on investments	(217,435)	(450)	4,618	(40,253)	9
Net gain (loss) on investments	432,829	13,832	12,626	2,074,634	128
Net increase (decrease) in net assets resulting from operations	$492,445	$14,892	$17,296	$2,091,960	$125

(13) Hartford Capital Appreciation HLS Fund - Class IB commenced operations on February 03, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Checks and Balances Fund - Class R4	Hartford Conservative Allocation Fund - Class R4	Hartford Conservative Allocation Fund - Class R5	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Disciplined Equity HLS Fund - Class IB
Investment income:
Dividends	$6,580	$8,991	$5,590	$9,045	$13,269

Expenses:
Mortality and expense risk charges	2,006	2,979	1,092	15,454	58,734
Net investment income (loss)	4,574	6,012	4,498	(6,409)	(45,465)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,825	1,041	181	111,539	341,211
Realized gain distributions	17,032	—	—	218,312	792,855
Change in net unrealized appreciation (depreciation) on investments	10,828	18,246	10,545	(44,358)	(104,791)
Net gain (loss) on investments	29,685	19,287	10,726	285,493	1,029,275
Net increase (decrease) in net assets resulting from operations	$34,259	$25,299	$15,224	$279,084	$983,810

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Dividend and Growth HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IB	Hartford Equity Income Fund - Class R4	Hartford Global Impact Fund - Class R4	Hartford Healthcare HLS Fund - Class IA
Investment income:
Dividends	$291,452	$54,750	$12,750	$203	$14,170

Expenses:
Mortality and expense risk charges	35,313	35,542	7,213	796	13,240
Net investment income (loss)	256,139	19,208	5,537	(593)	930

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	179,142	16,636	1,703	3,089	(68,527)
Realized gain distributions	2,928,381	647,580	82,692	—	91,933
Change in net unrealized appreciation (depreciation) on investments	(355,881)	(77,852)	6,936	2,522	261,754
Net gain (loss) on investments	2,751,642	586,364	91,331	5,611	285,160
Net increase (decrease) in net assets resulting from operations	$3,007,781	$605,572	$96,868	$5,018	$286,090

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Healthcare HLS Fund - Class IB	Hartford International Equity Fund - Class R4	Hartford International Opportunities HLS Fund - Class IA	Hartford International Opportunities HLS Fund - Class IB	Hartford MidCap HLS Fund - Class IA
Investment income:
Dividends	$6,086	$5,029	$11,910	$2,929	$—

Expenses:
Mortality and expense risk charges	7,092	1,899	5,283	2,041	13,410
Net investment income (loss)	(1,006)	3,130	6,627	888	(13,410)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(57,376)	6,761	53,702	1,815	(325,677)
Realized gain distributions	62,814	10,314	5,615	1,639	1,175,186
Change in net unrealized appreciation (depreciation) on investments	152,417	34,379	107,384	51,450	(894,857)
Net gain (loss) on investments	157,855	51,454	166,701	54,904	(45,348)
Net increase (decrease) in net assets resulting from operations	$156,849	$54,584	$173,328	$55,792	$(58,758)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Moderate Allocation Fund - Class R4	Hartford Moderate Allocation Fund - Class R5	Hartford Moderately Aggressive Allocation Fund - Class R4 (14)	Hartford Moderately Aggressive Allocation Fund - Class R5 (15)	Hartford Small Cap Growth HLS Fund - Class IA
Investment income:
Dividends	$19,588	$38,854	$4,471	$64,520	$6,518

Expenses:
Mortality and expense risk charges	9,031	12,491	2,657	25,697	1,824
Net investment income (loss)	10,557	26,363	1,814	38,823	4,694

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	15,348	7,829	4,428	90,927	(6,469)
Realized gain distributions	61,397	105,912	24,126	290,799	41,256
Change in net unrealized appreciation (depreciation) on investments	17,427	50,682	9,121	103,520	(31,522)
Net gain (loss) on investments	94,172	164,423	37,675	485,246	3,265
Net increase (decrease) in net assets resulting from operations	$104,729	$190,786	$39,489	$524,069	$7,959

(14) The Hartford Growth Allocation Fund - Class R4, name changed to Hartford Moderately Aggressive Allocation Fund - Class R4, effective May 1, 2025.
(15) The Hartford Growth Allocation Fund - Class R5, name changed to Hartford Moderately Aggressive Allocation Fund - Class R5, effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Small Cap Growth HLS Fund - Class IB	Hartford Small Company HLS Fund - Class IA	Hartford Small Company HLS Fund - Class IB	Hartford Stock HLS Fund - Class IA	Hartford Stock HLS Fund - Class IB
Investment income:
Dividends	$5,225	$10,504	$1,246	$29,018	$3,238

Expenses:
Mortality and expense risk charges	1,745	6,953	3,889	16,848	2,237
Net investment income (loss)	3,480	3,551	(2,643)	12,170	1,001

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,017)	(23,579)	(20,741)	726,037	2,083
Realized gain distributions	36,033	—	—	325,448	44,722
Change in net unrealized appreciation (depreciation) on investments	(27,353)	311,614	73,945	(903,519)	(24,502)
Net gain (loss) on investments	7,663	288,035	53,204	147,966	22,303
Net increase (decrease) in net assets resulting from operations	$11,143	$291,586	$50,561	$160,136	$23,304

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Total Return Bond HLS Fund - Class IA	Hartford Total Return Bond HLS Fund - Class IB	Hartford Ultrashort Bond HLS Fund - Class IA	Hartford Ultrashort Bond HLS Fund - Class IB	Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A
Investment income:
Dividends	$340,199	$88,281	$84,544	$70,601	$8,415

Expenses:
Mortality and expense risk charges	25,527	11,394	9,987	13,172	3,086
Net investment income (loss)	314,672	76,887	74,557	57,429	5,329

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(168,415)	(26,430)	4,038	13,844	23,546
Realized gain distributions	—	—	—	—	35,951
Change in net unrealized appreciation (depreciation) on investments	275,494	52,788	(18,006)	(17,973)	25,700
Net gain (loss) on investments	107,079	26,358	(13,968)	(4,129)	85,197
Net increase (decrease) in net assets resulting from operations	$421,751	$103,245	$60,589	$53,300	$90,526

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco American Franchise Fund - Class A	Invesco Balanced-Risk Commodity Strategy Fund - Class A	Invesco Comstock Fund - Class A	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y
Investment income:
Dividends	$—	$1,527	$65,224	$6,892	$4,813

Expenses:
Mortality and expense risk charges	6,364	208	20,305	14,091	—
Net investment income (loss)	(6,364)	1,319	44,919	(7,199)	4,813

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17,943	74	189,559	24,410	18,152
Realized gain distributions	133,066	626	260,623	610,074	229,663
Change in net unrealized appreciation (depreciation) on investments	(52,115)	665	125,367	(151,595)	(67,025)
Net gain (loss) on investments	98,894	1,365	575,549	482,889	180,790
Net increase (decrease) in net assets resulting from operations	$92,530	$2,684	$620,468	$475,690	$185,603

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Discovery Large Cap Fund - Class A	Invesco Discovery Mid Cap Growth Fund - Class A	Invesco Diversified Dividend Fund - Investor Class	Invesco Dividend Income Fund - Class A	Invesco Equity and Income Fund - Class A
Investment income:
Dividends	$—	$—	$6,422	$349	$180,382

Expenses:
Mortality and expense risk charges	5,042	9,495	3,595	289	40,972
Net investment income (loss)	(5,042)	(9,495)	2,827	60	139,410

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	24,319	20,618	193	643	188,778
Realized gain distributions	109,346	88,901	48,857	2,946	456,606
Change in net unrealized appreciation (depreciation) on investments	(8,174)	(59,962)	10,587	(68)	395,649
Net gain (loss) on investments	125,491	49,557	59,637	3,521	1,041,033
Net increase (decrease) in net assets resulting from operations	$120,449	$40,062	$62,464	$3,581	$1,180,443

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Emerging Markets ex-China Fund - Class A (16)	Invesco Emerging Markets ex-China Fund - Class Y (17)	Invesco EQV International Equity Fund - Class A	Invesco Global Core Equity Fund - Class A	Invesco Global Fund - Class A
Investment income:
Dividends	$11,817	$93,857	$6,123	$569	$—

Expenses:
Mortality and expense risk charges	2,768	—	3,351	831	21,215
Net investment income (loss)	9,049	93,857	2,772	(262)	(21,215)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	543	(48,522)	(5,173)	89	39,780
Realized gain distributions	46,467	347,368	43,608	6,294	1,309,752
Change in net unrealized appreciation (depreciation) on investments	18,680	180,523	(655)	3,538	(468,117)
Net gain (loss) on investments	65,690	479,369	37,780	9,921	881,415
Net increase (decrease) in net assets resulting from operations	$74,739	$573,226	$40,552	$9,659	$860,200

(16) Invesco EQV Emerging Markets All Cap Fund - Class A, name changed to Invesco Emerging Markets ex-China Fund - Class A, effective August 22, 2025.
(17) Invesco EQV Emerging Markets All Cap Fund - Class Y, name changed to Invesco Emerging Markets ex-China Fund - Class Y, effective August 22, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Global Opportunities Fund - Class A	Invesco Global Strategic Income Fund - Class A	Invesco Gold & Special Minerals Fund - Class A	Invesco Growth and Income Fund - Class A	Invesco International Bond Fund - Class A
Investment income:
Dividends	$136	$13,406	$14,627	$26,024	$124,206

Expenses:
Mortality and expense risk charges	441	2,431	21,814	17,836	19,900
Net investment income (loss)	(305)	10,975	(7,187)	8,188	104,306

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(13,813)	(3,568)	269,138	(5,566)	(51,567)
Realized gain distributions	—	—	—	144,526	—
Change in net unrealized appreciation (depreciation) on investments	22,247	19,647	1,737,524	145,981	344,426
Net gain (loss) on investments	8,434	16,079	2,006,662	284,941	292,859
Net increase (decrease) in net assets resulting from operations	$8,129	$27,054	$1,999,475	$293,129	$397,165

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco International Diversified Fund - Class A	Invesco International Growth Fund - Class A (18)	Invesco International Value Fund - Class A (19)	Invesco Main Street All Cap Fund® - Class A	Invesco Main Street Fund® - Class A
Investment income:
Dividends	$3,980	$2,595	$5,042	$1,260	$1,784

Expenses:
Mortality and expense risk charges	2,813	4,631	1,116	10,121	4,752
Net investment income (loss)	1,167	(2,036)	3,926	(8,861)	(2,968)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,616)	(13,986)	(830)	28,719	6,046
Realized gain distributions	72,243	171,605	32,591	83,301	35,228
Change in net unrealized appreciation (depreciation) on investments	(31,084)	(82,027)	15,812	169,185	29,984
Net gain (loss) on investments	39,543	75,592	47,573	281,205	71,258
Net increase (decrease) in net assets resulting from operations	$40,710	$73,556	$51,499	$272,344	$68,290

(18) Invesco Oppenheimer International Growth Fund - Class A, name changed to Invesco International Growth Fund - Class A, effective August 22, 2025.
(19) Invesco EQV European Equity Fund - Class A, name changed to Invesco International Value Fund - Class A, effective August 22, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Main Street Mid Cap Fund® - Class A	Invesco Quality Income Fund - Class A	Invesco Real Estate Fund - Class A	Invesco Real Estate Fund - Class R5	Invesco Rising Dividends Fund - Class A
Investment income:
Dividends	$4,705	$66	$40,355	$11,985	$87

Expenses:
Mortality and expense risk charges	16,817	16	16,281	—	162
Net investment income (loss)	(12,112)	50	24,074	11,985	(75)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	63,542	(61)	(87,885)	(26,384)	324
Realized gain distributions	208,992	—	86,290	21,534	879
Change in net unrealized appreciation (depreciation) on investments	(52,246)	153	(37,083)	(5,339)	798
Net gain (loss) on investments	220,288	92	(38,678)	(10,189)	2,001
Net increase (decrease) in net assets resulting from operations	$208,176	$142	$(14,604)	$1,796	$1,926

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Small Cap Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco Small Cap Growth Fund - Investor Class	Invesco Small Cap Value Fund - Class A	Invesco Technology Fund - Investor Class
Investment income:
Dividends	$—	$—	$—	$2,687	$—

Expenses:
Mortality and expense risk charges	1,643	18,089	4,784	9,285	11,445
Net investment income (loss)	(1,643)	(18,089)	(4,784)	(6,598)	(11,445)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,543	(62,400)	(18,786)	28,366	48,772
Realized gain distributions	14,920	229,699	68,656	87,404	347,310
Change in net unrealized appreciation (depreciation) on investments	(7,716)	(34,717)	(7,230)	36,338	(108,487)
Net gain (loss) on investments	13,747	132,582	42,640	152,108	287,595
Net increase (decrease) in net assets resulting from operations	$12,104	$114,493	$37,856	$145,510	$276,150

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I	Invesco Value Opportunities Fund - Class A	Janus Henderson Balanced Fund - Class S
Investment income:
Dividends	$479	$—	$—	$983	$54,190

Expenses:
Mortality and expense risk charges	253	931	308	4,328	23,402
Net investment income (loss)	226	(931)	(308)	(3,345)	30,788

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	28	1,475	8,012	22,406	157,684
Realized gain distributions	2,289	5,950	2,414	47,510	242,040
Change in net unrealized appreciation (depreciation) on investments	3,177	2,944	(7,637)	18,414	38,835
Net gain (loss) on investments	5,494	10,369	2,789	88,330	438,559
Net increase (decrease) in net assets resulting from operations	$5,720	$9,438	$2,481	$84,985	$469,347

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Fund - Class S	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Forty Fund - Class S	Janus Henderson Forty Portfolio - Institutional Shares
Investment income:
Dividends	$6,664	$3,681	$162	$—	$14,278

Expenses:
Mortality and expense risk charges	2,310	15,574	362	54,636	33,105
Net investment income (loss)	4,354	(11,893)	(200)	(54,636)	(18,827)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,813	11,746	513	282,087	45,769
Realized gain distributions	10,847	140,449	3,804	1,203,957	556,595
Change in net unrealized appreciation (depreciation) on investments	24,618	(31,303)	(735)	62,011	184,564
Net gain (loss) on investments	40,278	120,892	3,582	1,548,055	786,928
Net increase (decrease) in net assets resulting from operations	$44,632	$108,999	$3,382	$1,493,419	$768,101

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Janus Henderson Global Research Fund - Class S	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Mid Cap Value Fund - Class S	Janus Henderson Overseas Fund - Class S	Janus Henderson Overseas Portfolio - Institutional Shares
Investment income:
Dividends	$462	$2,879	$715	$19,073	$2,925

Expenses:
Mortality and expense risk charges	1,105	2,708	2,134	13,043	1,334
Net investment income (loss)	(643)	171	(1,419)	6,030	1,591

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	19,015	3,703	8	56,338	347
Realized gain distributions	12,133	32,836	15,484	—	—
Change in net unrealized appreciation (depreciation) on investments	(1,126)	34,105	(4,125)	374,439	44,464
Net gain (loss) on investments	30,022	70,644	11,367	430,777	44,811
Net increase (decrease) in net assets resulting from operations	$29,379	$70,815	$9,948	$436,807	$46,402

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	John Hancock Small Cap Dynamic Growth Fund - Class A (20)	JPMorgan Core Bond Fund - Class A	JPMorgan Large Cap Growth Fund - Class A	JPMorgan Large Cap Growth Fund - Class R2	JPMorgan Mid Cap Growth Fund - Class R3
Investment income:
Dividends	$—	$45,045	$—	$—	$—

Expenses:
Mortality and expense risk charges	2,699	7,590	113	39	—
Net investment income (loss)	(2,699)	37,455	(113)	(39)	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,185)	(21,787)	15,251	2	21,131
Realized gain distributions	119,447	—	78,126	912	135,787
Change in net unrealized appreciation (depreciation) on investments	(112,175)	58,177	1,978	(155)	(35,165)
Net gain (loss) on investments	4,087	36,390	95,355	759	121,753
Net increase (decrease) in net assets resulting from operations	$1,388	$73,845	$95,242	$720	$121,753

(20) John Hancock New Opportunities Fund - Class A merged into John Hancock Small Cap Dynamic Growth Fund - Class A on August 22, 2025. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	JPMorgan Small Cap Equity Fund - Class A	JPMorgan Small Cap Growth Fund - Class A	JPMorgan Small Cap Value Fund - Class A	JPMorgan SmartRetirement® 2025 Fund - Class A	JPMorgan SmartRetirement® 2030 Fund - Class A
Investment income:
Dividends	$789	$—	$4,192	$119,681	$161,171

Expenses:
Mortality and expense risk charges	2,317	9,906	1,142	25,105	47,775
Net investment income (loss)	(1,528)	(9,906)	3,050	94,576	113,396

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,033)	6,856	(4,455)	41,099	139,565
Realized gain distributions	71,338	62,656	46,276	126,905	151,339
Change in net unrealized appreciation (depreciation) on investments	(79,175)	(11,533)	10,390	135,386	383,866
Net gain (loss) on investments	(9,870)	57,979	52,211	303,390	674,770
Net increase (decrease) in net assets resulting from operations	$(11,398)	$48,073	$55,261	$397,966	$788,166

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2035 Fund - Class A	JPMorgan SmartRetirement® 2040 Fund - Class A	JPMorgan SmartRetirement® 2045 Fund - Class A	JPMorgan SmartRetirement® 2050 Fund - Class A	JPMorgan SmartRetirement® 2055 Fund - Class A
Investment income:
Dividends	$127,160	$145,485	$86,473	$79,660	$46,010

Expenses:
Mortality and expense risk charges	31,849	39,666	31,671	29,737	16,582
Net investment income (loss)	95,311	105,819	54,802	49,923	29,428

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	48,285	151,950	70,994	196,353	62,469
Realized gain distributions	158,918	219,916	137,001	136,652	66,761
Change in net unrealized appreciation (depreciation) on investments	354,302	483,474	374,039	334,368	214,778
Net gain (loss) on investments	561,505	855,340	582,034	667,373	344,008
Net increase (decrease) in net assets resulting from operations	$656,816	$961,159	$636,836	$717,296	$373,436

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2060 Fund - Class A	JPMorgan SmartRetirement® Income Fund - Class A (21)	JPMorgan U.S. Equity Fund - Class A	JPMorgan U.S. Government Money Market Fund - Reserve Class	Keeley Gabelli Small Cap Dividend Fund - Class A (22)
Investment income:
Dividends	$2,064	$56,396	$1,247	$28,127	$7,320

Expenses:
Mortality and expense risk charges	445	11,622	6,358	9,034	1,694
Net investment income (loss)	1,619	44,774	(5,111)	19,093	5,626

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	750	(21,229)	39,755	—	3,022
Realized gain distributions	2,534	34,258	35,619	—	17,480
Change in net unrealized appreciation (depreciation) on investments	8,200	109,173	5,946	—	(2,535)
Net gain (loss) on investments	11,484	122,202	81,320	—	17,967
Net increase (decrease) in net assets resulting from operations	$13,103	$166,976	$76,209	$19,093	$23,593

(21) JPMorgan SmartRetirement® 2020 Fund - Class A merged into JPMorgan SmartRetirement® Income Fund - Class A on April 25, 2025. Accordingly, activity above reflects activity inclusive of the merger.
(22) KEELEY Small Cap Dividend Value Fund - Class A, name changed to Keeley Gabelli Small Cap Dividend Fund - Class A, effective June 27, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Income Fund - Admin Class (23)	Loomis Sayles Income Fund - Retail Class (24)	Lord Abbett Affiliated Fund, Inc. - Class A	Lord Abbett Affiliated Fund, Inc. - Class P
Investment income:
Dividends	$1,360	$5,728	$5,990	$4,055	$550

Expenses:
Mortality and expense risk charges	3,762	1,596	—	3,628	584
Net investment income (loss)	(2,402)	4,132	5,990	427	(34)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	341	(257)	—	8,817	166
Realized gain distributions	19,773	—	—	23,068	3,917
Change in net unrealized appreciation (depreciation) on investments	1,724	5,746	5,465	16,226	4,080
Net gain (loss) on investments	21,838	5,489	5,465	48,111	8,163
Net increase (decrease) in net assets resulting from operations	$19,436	$9,621	$11,455	$48,538	$8,129

(23) Loomis Sayles Bond Fund - ADM Class, name changed to Loomis Sayles Income Fund - Admin Class, effective December 31, 2025.
(24) Loomis Sayles Bond Fund - Retail Class, name changed to Loomis Sayles Income Fund - Retail Class, effective December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Bond-Debenture Fund, Inc. - Class A	Lord Abbett Bond-Debenture Fund, Inc. - Class P	Lord Abbett Developing Growth Fund, Inc. - Class A	Lord Abbett Developing Growth Fund, Inc. - Class P	Lord Abbett Dividend Growth Fund, Inc. - Class A
Investment income:
Dividends	$102,250	$3,550	$—	$—	$1,116

Expenses:
Mortality and expense risk charges	11,847	438	6,183	27	1,736
Net investment income (loss)	90,403	3,112	(6,183)	(27)	(620)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(10,197)	(322)	27,778	(1)	18,006
Realized gain distributions	—	2	—	—	6,217
Change in net unrealized appreciation (depreciation) on investments	47,684	1,708	54,907	407	(1,082)
Net gain (loss) on investments	37,487	1,388	82,685	406	23,141
Net increase (decrease) in net assets resulting from operations	$127,890	$4,500	$76,502	$379	$22,521

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Dividend Growth Fund, Inc. - Class P	Lord Abbett Fundamental Equity Fund, Inc. - Class A	Lord Abbett Fundamental Equity Fund, Inc. - Class P	Lord Abbett Growth Opportunities Fund, Inc. - Class A	Lord Abbett International Equity Fund, Inc. - Class A
Investment income:
Dividends	$346	$7,517	$28	$—	$3,394

Expenses:
Mortality and expense risk charges	881	13,994	142	4,852	1,591
Net investment income (loss)	(535)	(6,477)	(114)	(4,852)	1,803

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	246	37,308	2,552	2,846	8,474
Realized gain distributions	3,282	102,532	607	38,816	13,403
Change in net unrealized appreciation (depreciation) on investments	6,716	81,224	(677)	23,059	61,055
Net gain (loss) on investments	10,244	221,064	2,482	64,721	82,932
Net increase (decrease) in net assets resulting from operations	$9,709	$214,587	$2,368	$59,869	$84,735

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Total Return Fund, Inc. - Class A	Lord Abbett Value Opportunities Fund, Inc. - Class A	Lord Abbett Value Opportunities Fund, Inc. - Class P	LVIP American Century Balanced Fund - Standard Class II	LVIP American Century Disciplined Core Value Fund - Standard Class II
Investment income:
Dividends	$328,244	$4,093	$154	$11,779	$3,817

Expenses:
Mortality and expense risk charges	5,186	17,548	3,267	4,812	1,556
Net investment income (loss)	323,058	(13,455)	(3,113)	6,967	2,261

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(144,735)	(4,019)	(2,709)	13,775	868
Realized gain distributions	—	100,483	21,818	—	—
Change in net unrealized appreciation (depreciation) on investments	307,637	(90,964)	(19,773)	38,792	27,063
Net gain (loss) on investments	162,902	5,500	(664)	52,567	27,931
Net increase (decrease) in net assets resulting from operations	$485,960	$(7,955)	$(3,777)	$59,534	$30,192

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	LVIP American Century International Fund - Standard Class II (25)	LVIP American Century Ultra® Fund - Standard Class II	LVIP American Century Value Fund - Standard Class II	Massachusetts Investors Growth Stock Fund - Class A	Massachusetts Investors Trust - Class R3
Investment income:
Dividends	$545	$—	$6,513	$10,190	$4,157

Expenses:
Mortality and expense risk charges	166	11,344	2,990	5,585	3,918
Net investment income (loss)	379	(11,344)	3,523	4,605	239

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,644	49,433	11,803	127,454	27,257
Realized gain distributions	—	139,047	33,458	235,315	101,265
Change in net unrealized appreciation (depreciation) on investments	—	9,837	11,309	(153,564)	(25,817)
Net gain (loss) on investments	1,644	198,317	56,570		102,705
Net increase (decrease) in net assets resulting from operations	$2,023	$186,973	$60,093	$213,810	$102,944

(25) LVIP American Century International Fund - Standard Class II commenced operations on June 23, 2025, and ceased operations on December 10, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual 40/60 Allocation Fund - Class R4 (26)	MassMutual 80/20 Allocation Fund - Class R4 (27)	MassMutual Blue Chip Growth Fund - Class R4	MassMutual Blue Chip Growth Fund - Class R5	MassMutual Core Bond Fund - Class R4 (28)
Investment income:
Dividends	$—	$—	$—	$—	$5,579

Expenses:
Mortality and expense risk charges	(1)	4	233	—	850
Net investment income (loss)	(1)	(4)	(233)	—	4,729

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	14	75	7,580	188,884	(1,703)
Realized gain distributions	—	—	32,172	14,588,111	—
Change in net unrealized appreciation (depreciation) on investments	—	(67)	(18,681)	(7,533,446)	(5,127)
Net gain (loss) on investments	14	8	21,071	7,243,549	(6,830)
Net increase (decrease) in net assets resulting from operations	$13	$4	$20,838	$7,243,549	$(2,101)

(26) MassMutual 40/60 Allocation Fund- Class R4 commenced operations on May 6, 2025 and ceased operations on September 12, 2025.
(27) MassMutual 80/20 Allocation Fund - Class R4 ceased operations on September 12, 2025.
(28) MassMutual Total Return Bond Fund - Class R4 merged into MassMutual Core Bond Fund - Class R4 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Core Bond Fund - Class R5 (29)	MassMutual Diversified Value Fund - Class R5 (30)	MassMutual Global Fund - Class R5	MassMutual High Yield Fund - Class R5	MassMutual International Equity Fund - Class R4 (31)
Investment income:
Dividends	$167,650	$23,563	$—	$179,740	$—

Expenses:
Mortality and expense risk charges	—	—	—	—	16
Net investment income (loss)	167,650	23,563	—	179,740	(16)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(41,394)	(69,522)	(3,294)	(9,935)	72
Realized gain distributions	—	763,703	91,174	—	—
Change in net unrealized appreciation (depreciation) on investments	176,334	(541,118)	(57,738)	46,577	305
Net gain (loss) on investments	134,940	153,063	30,142	36,642	377
Net increase (decrease) in net assets resulting from operations	$302,590	$176,626	$30,142	$216,382	$361

(29) MassMutual Total Return Bond Fund - Class R5 merged into MassMutual Core Bond Fund - Class R5 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.
(30) MassMutual Equity Opportunities Fund - Class R5 merged into MassMutual Diversified Value Fund - Class R5 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.
(31) MassMutual International Equity Fund - Class R4 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Mid Cap Growth Fund - Class R4	MassMutual Mid Cap Growth Fund - Class R5	MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4 (32)	MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4 (33)	MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4 (34)
Investment income:
Dividends	$—	$—	$3,158	$8,796	$5,576

Expenses:
Mortality and expense risk charges	1,272	—	96	526	578
Net investment income (loss)	(1,272)	—	3,062	8,270	4,998

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,021)	(58,283)	(3,687)	(100,344)	15,970
Realized gain distributions	44,065	227,043	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(34,899)	(120,252)	3,220	107,660	(7,640)
Net gain (loss) on investments	6,145	48,508	(467)	7,316	8,330
Net increase (decrease) in net assets resulting from operations	$4,873	$48,508	$2,595	$15,586	$13,328

(32) MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4 ceased operations on January 24, 2025.
(33) MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4 ceased operations on January 24, 2025.
(34) MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4 ceased operations on January 24, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4 (35)	MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4 (36)	MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4 (37)	MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4 (38)	MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4 (39)
Investment income:
Dividends	$20,868	$12,018	$13,572	$3,749	$2,581

Expenses:
Mortality and expense risk charges	601	1,004	556	308	251
Net investment income (loss)	20,267	11,014	13,016	3,441	2,330

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(86,776)	42,622	(80,731)	(2,219)	(11,397)
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	121,693	(14,533)	112,798	12,315	21,484
Net gain (loss) on investments	34,917	28,089	32,067	10,096	10,087
Net increase (decrease) in net assets resulting from operations	$55,184	$39,103	$45,083	$13,537	$12,417

(35) MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4 ceased operations on January 24, 2025.
(36) MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4 ceased operations on January 24, 2025.
(37) MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4 ceased operations on January 24, 2025.
(38) MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4 ceased operations on January 24, 2025.
(39) MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4 ceased operations on January 24, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4 (40)	MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4 (41)	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3 (42)	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3 (43)	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3 (44)
Investment income:
Dividends	$6,591	$620	$—	$—	$—

Expenses:
Mortality and expense risk charges	41	37	—	1,301	23
Net investment income (loss)	6,550	583	—	(1,301)	(23)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(30,870)	(1,881)	1	17,125	478
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	29,426	3,411	1	(2,328)	84
Net gain (loss) on investments	(1,444)	1,530	2	14,797	562
Net increase (decrease) in net assets resulting from operations	$5,106	$2,113	$2	$13,496	$539

(40) MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4 ceased operations on January 24, 2025.
(41) MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4 ceased operations on January 24, 2025.
(42) MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3 ceased operations on September 12, 2025.
(43) MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3 ceased operations on September 12, 2025.
(44) MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3 (45)	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3 (46)	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3 (47)	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3 (48)	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3 (49)
Investment income:
Dividends	$—	$—	$—	$—	$—

Expenses:
Mortality and expense risk charges	3,642	2,024	1,305	155	1,181
Net investment income (loss)	(3,642)	(2,024)	(1,305)	(155)	(1,181)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	58,800	38,196	18,195	2,695	20,084
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(19,322)	(12,955)	(777)	(577)	(4,793)
Net gain (loss) on investments	39,478	25,241	17,418	2,118	15,291
Net increase (decrease) in net assets resulting from operations	$35,836	$23,217	$16,113	$1,963	$14,110

(45) MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3 ceased operations on September 12, 2025.
(46) MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3 ceased operations on September 12, 2025.
(47) MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3 ceased operations on September 12, 2025.
(48) MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3 ceased operations on September 12, 2025.
(49) MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3 (50)	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3 (51)	MassMutual Small Cap Growth Equity Fund - Class R4	MassMutual Small Cap Opportunities Fund - Class R4	MassMutual Small Cap Opportunities Fund - Class R5
Investment income:
Dividends	$—	$—	$—	$430	$4,042

Expenses:
Mortality and expense risk charges	370	553	241	589	—
Net investment income (loss)	(370)	(553)	(241)	(159)	4,042

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,586	10,427	(28,564)	12,256	7,860
Realized gain distributions	—	—	637,801	16,621	63,127
Change in net unrealized appreciation (depreciation) on investments	(652)	(2,782)	(364,708)	(5,980)	(16,575)
Net gain (loss) on investments	4,934	7,645	244,529	22,897	54,412
Net increase (decrease) in net assets resulting from operations	$4,564	$7,092	$244,288	$22,738	$58,454

(50) MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3 ceased operations on September 12, 2025.
(51) MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Strategic Emerging Markets Fund - Class R4 (52)	MFS® Core Equity Fund - Class A	MFS® Core Equity Fund - Class R3	MFS® Emerging Markets Debt Fund - Class R3	MFS® Government Securities Fund - Class R3
Investment income:
Dividends	$—	$11,469	$28	$5,478	$126,821

Expenses:
Mortality and expense risk charges	10	9,502	237	766	9,985
Net investment income (loss)	(10)	1,967	(209)	4,712	116,836

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,948)	28,186	3,422	(1,064)	(194,417)
Realized gain distributions	—	318,785	1,024	—	—
Change in net unrealized appreciation (depreciation) on investments	2,757	(55,183)	(3,179)	7,775	314,174
Net gain (loss) on investments	(191)	291,788	1,267	6,711	119,757
Net increase (decrease) in net assets resulting from operations	$(201)	$293,755	$1,058	$11,423	$236,593

(52) MassMutual Strategic Emerging Markets Fund - Class R4 ceased operations on January 24, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® Growth Fund - Class R3	MFS® High Income Fund - Class A	MFS® High Yield Portfolio - Initial Class	MFS® International Growth Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3
Investment income:
Dividends	$—	$27,884	$728	$2,093	$344,987

Expenses:
Mortality and expense risk charges	8,203	2,815	99	3,321	4,605
Net investment income (loss)	(8,203)	25,069	629	(1,228)	340,382

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	57,225	(11,790)	(48)	14,133	63,419
Realized gain distributions	152,851	—	—	13,553	1,360,414
Change in net unrealized appreciation (depreciation) on investments	(100,263)	20,213	515	28,549	3,892,074
Net gain (loss) on investments	109,813	8,423	467	56,235	5,315,907
Net increase (decrease) in net assets resulting from operations	$101,610	$33,492	$1,096	$55,007	$5,656,289

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® International New Discovery Fund - Class A	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	MFS® Mid Cap Growth Fund - Class A	MFS® New Discovery Fund - Class R3	MFS® Research International Fund - Class R3
Investment income:
Dividends	$4,332	$160	$—	$—	$48,645

Expenses:
Mortality and expense risk charges	1,414	404	4,270	776	20,252
Net investment income (loss)	2,918	(244)	(4,270)	(776)	28,393

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,592	341	45,031	(16,286)	172,889
Realized gain distributions	4,540	8,426	72,772	—	97,902
Change in net unrealized appreciation (depreciation) on investments	34,618	(3,443)	(96,807)	527,019	259,885
Net gain (loss) on investments	41,750	5,324	20,996	510,733	530,676
Net increase (decrease) in net assets resulting from operations	$44,668	$5,080	$16,726	$509,957	$559,069

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® Technology Fund - Class R3	MFS® Total Return Bond Fund - Class R3	MFS® Total Return Fund - Class R3	MFS® Utilities Fund - Class A	MFS® Utilities Fund - Class R3
Investment income:
Dividends	$—	$31,880	$78,573	$38,321	$44,028

Expenses:
Mortality and expense risk charges	2,647	5,141	19,767	10,492	15,271
Net investment income (loss)	(2,647)	26,739	58,806	27,829	28,757

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4,162	(8,065)	32,277	12,598	53,609
Realized gain distributions	61,712	—	175,891	42,490	48,408
Change in net unrealized appreciation (depreciation) on investments	(3,996)	29,585	29,066	162,802	155,164
Net gain (loss) on investments	61,878	21,520	237,234	217,890	257,181
Net increase (decrease) in net assets resulting from operations	$59,231	$48,259	$296,040	$245,719	$285,938

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® Utilities Series - Initial Class	MFS® Value Fund - Class A	MFS® Value Fund - Class R3	MM S&P 500® Index Fund - Class R4	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A
Investment income:
Dividends	$2,750	$101,405	$73,124	$6,070	$—

Expenses:
Mortality and expense risk charges	656	8,619	22,391	7,103	1,293
Net investment income (loss)	2,094	92,786	50,733	(1,033)	(1,293)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	804	152,067	419,997	(68,281)	17,824
Realized gain distributions	1,257	474,173	275,122	138,823	16,364
Change in net unrealized appreciation (depreciation) on investments	8,368	69,424	(196,974)	35,722	(14,045)
Net gain (loss) on investments	10,429	695,664	498,145	106,264	20,143
Net increase (decrease) in net assets resulting from operations	$12,523	$788,450	$548,878	$105,231	$18,850

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Neuberger Quality Equity Fund - Class A (53)	Neuberger Quality Equity Fund - Trust Class (54)	NexPoint Merger Arbitrage Fund - Class A	Nomura Asset Strategy Fund - Class Y (55)	Nomura Diversified Income Fund - Class A (56)
Investment income:
Dividends	$—	$—	$1,377	$8,630	$22,989

Expenses:
Mortality and expense risk charges	11,376	748	321	8,854	3,618
Net investment income (loss)	(11,376)	(748)	1,056	(224)	19,371

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	42,496	6,962	(31)	441	(13,042)
Realized gain distributions	43,110	11,312	—	56,933	—
Change in net unrealized appreciation (depreciation) on investments	204,399	47,095	541	44,056	29,068
Net gain (loss) on investments	290,005	65,369	510	101,430	16,026
Net increase (decrease) in net assets resulting from operations	$278,629	$64,621	$1,566	$101,206	$35,397

(53) Neuberger Berman Sustainable Equity Fund Class A, name changed to Neuberger Quality Equity Fund - Class A, effective July 28, 2025.
(54) Neuberger Berman Sustainable Equity Fund - Trust Class, name changed to Neuberger Quality Equity Fund - Trust Class, effective July 28, 2025.
(55) Macquarie Asset Strategy Fund - Class Y, name changed to Nomura Asset Strategy Fund - Class Y, effective December 01, 2025.
(56) Macquarie Diversified Income Fund - Class A, name changed to Nomura Diversified Income Fund - Class A, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Nomura Extended Duration Bond Fund - Class A (57)	Nomura Large Cap Growth Fund - Class Y (58)	Nomura Natural Resources Fund - Class Y (59)	Nomura Science and Technology Fund - Class Y (60)	Nomura Small Cap Growth Fund - Class Y (61)
Investment income:
Dividends	$2,456	$—	$—	$—	$—

Expenses:
Mortality and expense risk charges	255	5,810	8,335	18,141	785
Net investment income (loss)	2,201	(5,810)	(8,335)	(18,141)	(785)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(179)	42,783	12,014	20,383	5,799
Realized gain distributions	—	46,638	—	330,007	37,052
Change in net unrealized appreciation (depreciation) on investments	672	(30,850)	301,491	303,515	29,303
Net gain (loss) on investments	493	58,571	313,505	653,905	72,154
Net increase (decrease) in net assets resulting from operations	$2,694	$52,761	$305,170	$635,764	$71,369

(57) Macquarie Extended Duration Bond Fund - Class A, name changed to Nomura Extended Duration Bond Fund - Class A, effective December 01, 2025.
(58) Macquarie Large Cap Growth Fund - Class Y, name changed to Nomura Large Cap Growth Fund - Class Y, effective December 01, 2025.
(59) Macquarie Natural Resources Fund - Class Y, name changed to Nomura Natural Resources Fund - Class Y, effective December 01, 2025.
(60) Macquarie Science and Technology Fund - Class Y, name changed to Nomura Science and Technology Fund - Class Y, effective December 01, 2025.
(61) Macquarie Small Cap Growth Fund - Class Y, name changed to Nomura Small Cap Growth Fund - Class Y, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	North Square Spectrum Alpha Fund - Class A	Nuveen Bond Index Fund - Retirement Class	Nuveen Equity Index Fund - Retirement Class	Nuveen International Value Fund - Class A	Nuveen Large Cap Growth Index Fund - Retirement Class
Investment income:
Dividends	$—	$19,492	$68,668	$4	$14,626

Expenses:
Mortality and expense risk charges	895	2,724	11,333	469	5,098
Net investment income (loss)	(895)	16,768	57,335	(465)	9,528

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,437)	(5,112)	576,427	5,342	393,425
Realized gain distributions	—	—	82,811	—	196,303
Change in net unrealized appreciation (depreciation) on investments	10,026	21,026	406,522	7,189	279,152
Net gain (loss) on investments	7,589	15,914	1,065,760	12,531	868,880
Net increase (decrease) in net assets resulting from operations	$6,694	$32,682	$1,123,095	$12,066	$878,408

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Nuveen Large Cap Value Index Fund - Retirement Class	Nuveen Small Cap Select Fund - Class A	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A (62)	PGIM Jennison Focused Growth Fund - Class A	PGIM Jennison Mid-Cap Growth Fund - Class A
Investment income:
Dividends	$71,994	$—	$—	$—	$—

Expenses:
Mortality and expense risk charges	2,566	213	987	2,177	6,195
Net investment income (loss)	69,428	(213)	(987)	(2,177)	(6,195)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	135,748	1,777	(1,053)	11,770	(23,609)
Realized gain distributions	170,747	825	9,961	8,468	67,882
Change in net unrealized appreciation (depreciation) on investments	235,199	(627)	609	11,129	(60,614)
Net gain (loss) on investments	541,694	1,975	9,517	31,367	(16,341)
Net increase (decrease) in net assets resulting from operations	$611,122	$1,762	$8,530	$29,190	$(22,536)

(62) Nuveen Mid Cap Growth Opportunities Fund - Class A, name changed to Nuveen Small/Mid Cap Growth Opportunities Fund - Class A, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	PGIM Jennison Natural Resources Fund - Class A	PIMCO Emerging Markets Bond Fund - Class A	PIMCO Real Return Fund - Admin Class	PIMCO Real Return Fund - Class A	PIMCO Total Return ESG Fund - Admin Class
Investment income:
Dividends	$77	$23,234	$80,553	$160,915	$131,854

Expenses:
Mortality and expense risk charges	72	2,984	—	33,180	216
Net investment income (loss)	5	20,250	80,553	127,735	131,638

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,919	(9,145)	(33,689)	(59,240)	(69,035)
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	1,146	34,749	122,035	242,955	222,570
Net gain (loss) on investments	3,065	25,604	88,346	183,715	153,535
Net increase (decrease) in net assets resulting from operations	$3,070	$45,854	$168,899	$311,450	$285,173

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	PIMCO Total Return Fund - Administrative Class	PIMCO Total Return Fund - Class A	Putnam Core Equity Fund - Class A	Putnam High Yield Fund - Class A	Putnam International Equity Fund - Class A
Investment income:
Dividends	$48,830	$360,503	$2,849	$36,872	$45

Expenses:
Mortality and expense risk charges	—	64,076	3,897	4,205	90
Net investment income (loss)	48,830	296,427	(1,048)	32,667	(45)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(22,283)	(238,520)	44,660	(13,736)	3,703
Realized gain distributions	—	—	5,421	—	154
Change in net unrealized appreciation (depreciation) on investments	71,458	608,753	2,758	28,092	(30)
Net gain (loss) on investments	49,175	370,233	52,839	14,356	3,827
Net increase (decrease) in net assets resulting from operations	$98,005	$666,660	$51,791	$47,023	$3,782

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Putnam International Small Cap Fund - Class A (63)	Putnam Large Cap Growth Fund - Class A	Putnam Large Cap Value Fund - Class A	Putnam Small Cap Growth Fund - Class A	Putnam Sustainable Leaders Fund - Class A
Investment income:
Dividends	$11,510	$—	$27,186	$—	$—

Expenses:
Mortality and expense risk charges	1,849	52	9,598	1,711	87
Net investment income (loss)	9,661	(52)	17,588	(1,711)	(87)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,027	76	327,838	22,898	11
Realized gain distributions	12,510	246	70,076	897	1,189
Change in net unrealized appreciation (depreciation) on investments	22,445	248	22,296	(4,878)	(57)
Net gain (loss) on investments	37,982	570	420,210	18,917	1,143
Net increase (decrease) in net assets resulting from operations	$47,643	$518	$437,798	$17,206	$1,056

(63) Putnam International Capital Opportunities Fund - Class A, name changed to Putnam International Small Cap Fund - Class A, effective September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB
Investment income:
Dividends	$536	$280	$9,889	$945	$3,612

Expenses:
Mortality and expense risk charges	667	252	1,087	979	3,872
Net investment income (loss)	(131)	28	8,802	(34)	(260)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	51	649	(2,768)	(2,181)	3,732
Realized gain distributions	—	—	—	12,927	63,542
Change in net unrealized appreciation (depreciation) on investments	25,805	8,747	5,763	(5,314)	(13,660)
Net gain (loss) on investments	25,856	9,396	2,995	5,432	53,614
Net increase (decrease) in net assets resulting from operations	25,725	9,424	11,797	5,398	53,354
	$17,206	$1,056	$25,725	$9,424	$11,797

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Royce Small-Cap Total Return Fund - Service Class	Royce Small-Cap Value Fund - Service Class	Royce Smaller-Companies Growth Fund - Service Class	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1 (64)	Russell Investments LifePoints® Balanced Strategy Fund - Class R1
Investment income:
Dividends	$5,527	$1,123	$7,206	$1,314	$2,149

Expenses:
Mortality and expense risk charges	4,975	1,736	1,311	705	664
Net investment income (loss)	552	(613)	5,895	609	1,485

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(33,586)	174	(9,327)	110	109
Realized gain distributions	90,081	13,482	64,290	5,218	3,233
Change in net unrealized appreciation (depreciation) on investments	(39,875)	(4,508)	22,032	2,852	5,044
Net gain (loss) on investments	16,620	9,148	76,995	8,180	8,386
Net increase (decrease) in net assets resulting from operations	$17,172	$8,535	$82,890	$8,789	$9,871

(64) Russell Investments Lifepoints® Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Aggressive Strategy Fund - Class R1, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Russell Investments LifePoints® Conservative Strategy Fund - Class R1	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1 (65)	Russell Investments LifePoints® Moderate Strategy Fund - Class R1	State Street S&P 500 Index Fund - Class N	T. Rowe Price Equity Income Fund - R Class
Investment income:
Dividends	$355	$1	$344	$39,179	$14,114

Expenses:
Mortality and expense risk charges	55	—	82	24,221	9,860
Net investment income (loss)	300	1	262	14,958	4,254

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(10)	—	178	285,007	31,344
Realized gain distributions	1	2	—	210,784	12,049
Change in net unrealized appreciation (depreciation) on investments	432	5	646	63,322	88,314
Net gain (loss) on investments	423	7	824	559,113	131,707
Net increase (decrease) in net assets resulting from operations	$723	$8	$1,086	$574,071	$135,961

(65) Russell Investments Lifepoints® Equity Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Growth Stock Fund - R Class	T. Rowe Price Retirement 2010 Fund - R Class	T. Rowe Price Retirement 2020 Fund - R Class	T. Rowe Price Retirement 2030 Fund - R Class	T. Rowe Price Retirement 2035 Fund - R Class
Investment income:
Dividends	$—	$15,953	$177,693	$334,204	$700

Expenses:
Mortality and expense risk charges	50,085	5,176	50,441	120,933	208
Net investment income (loss)	(50,085)	10,777	127,252	213,271	492

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	261,208	(5,759)	(39,389)	329,192	1,089
Realized gain distributions	676,359	15,275	216,017	582,657	1,301
Change in net unrealized appreciation (depreciation) on investments	(272,757)	32,567	491,628	998,981	769
Net gain (loss) on investments	664,810	42,083	668,256	1,910,830	3,159
Net increase (decrease) in net assets resulting from operations	$614,725	$52,860	$795,508	$2,124,101	$3,651

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2040 Fund - R Class	T. Rowe Price Retirement 2045 Fund - R Class	T. Rowe Price Retirement 2050 Fund - R Class	T. Rowe Price Retirement 2055 Fund - R Class	T. Rowe Price Retirement 2060 Fund - R Class
Investment income:
Dividends	$152,902	$2,695	$95,788	$309	$3,834

Expenses:
Mortality and expense risk charges	89,836	2,253	69,639	250	2,324
Net investment income (loss)	63,066	442	26,149	59	1,510

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	402,209	245	320,661	1,855	15,502
Realized gain distributions	365,704	6,831	307,944	922	11,097
Change in net unrealized appreciation (depreciation) on investments	1,024,681	28,094	1,005,044	1,926	25,286
Net gain (loss) on investments	1,792,594	35,170	1,633,649	4,703	51,885
Net increase (decrease) in net assets resulting from operations	$1,855,660	$35,612	$1,659,798	$4,762	$53,395

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2065 Fund - R Class (66)	T. Rowe Price Retirement Balanced Fund - R Class	Templeton Developing Markets Trust - Class A	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Class A
Investment income:
Dividends	$104	$17,828	$15,016	$145,186	$148,582

Expenses:
Mortality and expense risk charges	104	5,917	5,373	13,835	12,250
Net investment income (loss)	—	11,911	9,643	131,351	136,332

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,254	(118)	30,712	87,184	(200,170)
Realized gain distributions	213	9,962	7,565	—	—
Change in net unrealized appreciation (depreciation) on investments	(81)	35,838	237,105	701,705	438,405
Net gain (loss) on investments	1,386	45,682	275,382	788,889	238,235
Net increase (decrease) in net assets resulting from operations	$1,386	$57,593	$285,025	$920,240	$374,567

(66) T. Rowe Price Retirement 2065 Fund - R Class ceased operations on December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Templeton Growth Fund, Inc. - Class A	The Hartford Capital Appreciation Fund - Class R4	The Hartford Capital Appreciation Fund - Class R5	The Hartford Dividend and Growth Fund - Class R4	The Hartford Growth Opportunities Fund - Class R4
Investment income:
Dividends	$9,734	$697	$21,535	$8,250	$—

Expenses:
Mortality and expense risk charges	10,586	5,159	44,927	7,776	4,377
Net investment income (loss)	(852)	(4,462)	(23,392)	474	(4,377)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	28,037	9,435	180,556	18,021	26,081
Realized gain distributions	202,705	31,150	277,953	79,615	25,540
Change in net unrealized appreciation (depreciation) on investments	77,173	17,564	78,854	10,510	1,334
Net gain (loss) on investments	307,915	58,149	537,363	108,146	52,955
Net increase (decrease) in net assets resulting from operations	$307,063	$53,687	$513,971	$108,620	$48,578

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	The Hartford Healthcare Fund - Class R4	The Hartford High Yield Fund - Class R4	The Hartford Inflation Plus Fund - Class R4	The Hartford International Opportunities Fund - Class R4	The Hartford Midcap Fund - Class R4
Investment income:
Dividends	$—	$8,075	$11,157	$4,236	$—

Expenses:
Mortality and expense risk charges	2,444	531	3,364	2,699	3,388
Net investment income (loss)	(2,444)	7,544	7,793	1,537	(3,388)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,485	(15)	(418)	11,986	(1,974)
Realized gain distributions	7,045	—	—	19,038	67,359
Change in net unrealized appreciation (depreciation) on investments	25,061	3,697	10,922	40,877	(69,081)
Net gain (loss) on investments	33,591	3,682	10,504	71,901	(3,696)
Net increase (decrease) in net assets resulting from operations	$31,147	$11,226	$18,297	$73,438	$(7,084)

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	The Hartford MidCap Value Fund - Class R4	The Hartford Small Company Fund - Class R4	The Hartford Total Return Bond Fund - Class R4	The Hartford Total Return Bond Fund - Class R5	Thornburg International Equity Fund - Class R3
Investment income:
Dividends	$498	$—	$345	$4,144	$18,035

Expenses:
Mortality and expense risk charges	564	2,507	104	798	13,691
Net investment income (loss)	(66)	(2,507)	241	3,346	4,344

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	147	9,840	(52)	98	50,854
Realized gain distributions	2,919	—	—	—	39,398
Change in net unrealized appreciation (depreciation) on investments	140	21,812	323	2,115	368,564
Net gain (loss) on investments	3,206	31,652	271	2,213	458,816
Net increase (decrease) in net assets resulting from operations	$3,140	$29,145	$512	$5,559	$463,160

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Thornburg International Equity Fund - Class R4	Thornburg Small/Mid Cap Core Fund - Class R3	Thornburg Small/Mid Cap Core Fund - Class R4	Thornburg Small/Mid Cap Growth Fund - Class R3	Thornburg Small/Mid Cap Growth Fund - Class R4
Investment income:
Dividends	$5,024	$—	$—	$—	$—

Expenses:
Mortality and expense risk charges	5,342	2,300	370	2,118	902
Net investment income (loss)	(318)	(2,300)	(370)	(2,118)	(902)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	38,222	4,184	(184)	(1,041)	—
Realized gain distributions	10,413	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	82,556	(6,237)	(120)	14,807	5,842
Net gain (loss) on investments	131,191	(2,053)	(304)	13,766	5,842
Net increase (decrease) in net assets resulting from operations	$130,873	$(4,353)	$(674)	$11,648	$4,940

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Timothy Plan Large/Mid Cap Value Fund - Class A	UBS Global Allocation Fund - Class A	Vanguard 500 Index Fund - Admiral Shares	Vanguard Mid-Cap Index Fund - Admiral Shares	Vanguard Small-Cap Index Fund - Admiral Shares
Investment income:
Dividends	$2,364	$345	$98,771	$37,572	$44,190

Expenses:
Mortality and expense risk charges	2,618	175	—	—	—
Net investment income (loss)	(254)	170	98,771	37,572	44,190

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	617	157	774,279	196,970	256,445
Realized gain distributions	26,150	7	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(14,375)	2,421	492,903	33,525	(38,191)
Net gain (loss) on investments	12,392	2,585	1,267,182	230,495	218,254
Net increase (decrease) in net assets resulting from operations	$12,138	$2,755	$1,365,953	$268,067	$262,444

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Vanguard Total Bond Market Index Fund - Admiral Shares	Victory Diversified Stock Fund - Class A	Victory Mid-Cap Core Growth Fund - Class A (67)	Victory Pioneer Disciplined Value Fund - Class A (68)	Victory Pioneer Equity Income Fund - Class A (69)
Investment income:
Dividends	$30,336	$1,293	$—	$6,321	$1,210

Expenses:
Mortality and expense risk charges	—	3,608	5,181	2,300	699
Net investment income (loss)	30,336	(2,315)	(5,181)	4,021	511

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,655)	8,212	(72,382)	1,736	(219)
Realized gain distributions	—	57,443	181,998	10,467	3,945
Change in net unrealized appreciation (depreciation) on investments	31,945	42,262	(7,351)	26,289	1,140
Net gain (loss) on investments	23,290	107,917	102,265	38,492	4,866
Net increase (decrease) in net assets resulting from operations	$53,626	$105,602	$97,084	$42,513	$5,377

(67) Victory Munder Mid Cap Core Growth Fund - Class A, name changed to Victory Mid-Cap Core Growth Fund - Class A, effective October 31, 2025.
(68) Pioneer Disciplined Value Fund - Class A, name changed to Victory Pioneer Disciplined Value Fund - Class A, effective June 09, 2025.
(69) Pioneer Equity Income Fund - Class A, name changed to Victory Pioneer Equity Income Fund - Class A, effective April 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Victory Pioneer Fund - Class A (70)	Victory Pioneer Fundamental Growth Fund - Class A (71)	Victory Pioneer Global Equity Fund - Class A (72)	Victory Pioneer High Yield Fund - Class A (73)	Victory Pioneer Mid Cap Value Fund - Class A (74)
Investment income:
Dividends	$1,478	$—	$32,495	$41,446	$16,467

Expenses:
Mortality and expense risk charges	6,954	281	12,807	4,512	8,570
Net investment income (loss)	(5,476)	(281)	19,688	36,934	7,897

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	44,191	463	101,568	(8,917)	614
Realized gain distributions	58,106	6,348	156,674	—	55,813
Change in net unrealized appreciation (depreciation) on investments	22,309	(2,123)	241,226	21,194	30,848
Net gain (loss) on investments	124,606	4,688	499,468	12,277	87,275
Net increase (decrease) in net assets resulting from operations	$119,130	$4,407	$519,156	$49,211	$95,172

(70) Pioneer Fund - Class A, name changed to Victory Pioneer Fund - Class A, effective April 01, 2025.
(71) Pioneer Fundamental Growth Fund - Class A, name changed to Victory Pioneer Fundamental Growth Fund - Class A, effective May 05, 2025.
(72) Pioneer Global Sustainable Equity Fund - Class A, name changed to Victory Pioneer Global Equity Fund - Class A, effective April 01, 2025.
(73) Pioneer High Yield Fund - Class A, name changed to Victory Pioneer High Yield Fund - Class A, effective May 02, 2025.
(74) Pioneer Mid Cap Value Fund - Class A, name changed to Victory Pioneer Mid Cap Value Fund - Class A, effective April 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Victory Pioneer Select Mid Cap Growth Fund - Class A (75)	Victory Pioneer Strategic Income Fund - Class A (76)	Victory RS Value Fund - Class A	Victory Special Value Fund - Class A (77)	Victory Sycamore Established Value Fund - Class A
Investment income:
Dividends	$—	$214,298	$9,760	$—	$5,672

Expenses:
Mortality and expense risk charges	1,125	16,664	—	3,817	4,930
Net investment income (loss)	(1,125)	197,634	9,760	(3,817)	742

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,416	(77,165)	(11,354)	40,045	17,668
Realized gain distributions	18,888	—	112,526	—	27,919
Change in net unrealized appreciation (depreciation) on investments	2,569	296,785	(42,470)	(197,508)	(32,701)
Net gain (loss) on investments	22,873	219,620	58,702	(157,463)	12,886
Net increase (decrease) in net assets resulting from operations	$21,748	$417,254	$68,462	$(161,280)	$13,628

(75) Pioneer Select Mid Cap Growth Fund - Class A, name changed to Victory Pioneer Select Mid Cap Growth Fund - Class A, effective April 01, 2025.
(76) Pioneer Strategic Income Fund - Class A, name changed to Victory Pioneer Strategic Income Fund - Class A, effective April 01, 2025.
(77) Victory Special Value Fund - Class A ceased operations on April 29, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Victory Sycamore Established Value Fund - Class I	Victory Sycamore Small Company Opportunity Fund - Class A	Virtus Ceredex Large-Cap Value Equity Fund - Class A	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Investment income:
Dividends	$71,613	$11,217	$73	$3,206	$1,720

Expenses:
Mortality and expense risk charges	—	12,262	14	2,997	2,500
Net investment income (loss)	71,613	(1,045)	59	209	(780)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(72,559)	17,318	(4)	(4,415)	(10,864)
Realized gain distributions	253,484	81,824	280	55,228	—
Change in net unrealized appreciation (depreciation) on investments	(62,413)	(78,047)	(205)	4,026	12,823
Net gain (loss) on investments	118,512	21,095	71	54,839	1,959
Net increase (decrease) in net assets resulting from operations	$190,125	$20,050	$130	$55,048	$1,179

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Operations
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Virtus Duff & Phelps Water Fund - Institutional Class	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Small-Cap Value Fund - Class A
Investment income:
Dividends	$14,103	$29,816	$7,115

Expenses:
Mortality and expense risk charges	—	14,878	6,460
Net investment income (loss)	14,103	14,938	655

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	11,693	(38,905)	(30,583)
Realized gain distributions	121,561	123,520	28,665
Change in net unrealized appreciation (depreciation) on investments	(10,278)	(1,634)	4,698
Net gain (loss) on investments	122,976	82,981	2,780
Net increase (decrease) in net assets resulting from operations	$137,079	$97,919	$3,435

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AB Discovery Growth Fund - Class A	AB Discovery Value Fund - Class A	AB Global Bond Fund - Class A	AB Global Risk Allocation Fund - Class A	AB Growth Fund - Class A
Operations:
Net investment income (loss)	$(684)	$(1,517)	$552	$6,095	$(486)
Net realized gain (loss) on security transactions	1,865	(2,841)	(19)	(2,125)	245
Realized gain distributions	8,845	29,867	—	5,449	9,461
Change in net unrealized appreciation (depreciation) on investments	(5,119)	(16,614)	368	7,375	(3,075)
Net increase (decrease) in net assets resulting from operations	4,907	8,895	901	16,794	6,145

Unit transactions:
Purchases	23	23,195	1,061	6,330	9,027
Net transfers	199	12,391	(377)	(2)	(3)
Surrenders for benefit payments and fees	(16,786)	(32,968)	(507)	(68,999)	(643)
Contract maintenance charges	(29)	(204)	(10)	(64)	(57)
Other, net	—	4,316	151	9,911	(258)
Net increase (decrease) in net assets resulting from unit transactions	(16,593)	6,730	318	(52,824)	8,066
Net increase (decrease) in net assets	(11,686)	15,625	1,219	(36,030)	14,211

Net Assets:
Beginning of Period	96,625	576,205	23,996	121,834	53,179
End of Period	$84,939	$591,830	$25,215	$85,804	$67,390

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AB High Income Fund - Class A	AB International Value Fund - Class A	AB Large Cap Value Fund - Class A	AB Relative Value Fund - Class A	AB Sustainable Global Thematic Fund - Advisor Class
Operations:
Net investment income (loss)	$25,672	$12,544	$(75)	$69	$—
Net realized gain (loss) on security transactions	(7,180)	39,081	889	300	(2,777)
Realized gain distributions	—	—	2,383	1,482	231,158
Change in net unrealized appreciation (depreciation) on investments	11,448	173,193	739	941	(89,653)
Net increase (decrease) in net assets resulting from operations	29,940	224,818	3,936	2,792	138,728

Unit transactions:
Purchases	33,966	36,441	5,711	—	259,240
Net transfers	14,266	21,077	(39)	2	(74,377)
Surrenders for benefit payments and fees	(18,204)	(240,507)	(15,097)	(1,798)	(278,137)
Contract maintenance charges	(104)	(401)	(98)	(12)	—
Other, net	(1,202)	(713)	—	—	(14,086)
Net increase (decrease) in net assets resulting from unit transactions	28,722	(184,103)	(9,523)	(1,808)	(107,360)
Net increase (decrease) in net assets	58,662	40,715	(5,587)	984	31,368

Net Assets:
Beginning of Period	396,543	648,846	37,061	29,430	2,091,833
End of Period	$455,205	$689,561	$31,474	$30,414	$2,123,201

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AB Sustainable International Thematic Fund - Class A	Alger Capital Appreciation Institutional Fund - Class I	Alger Mid Cap Growth Institutional Fund - Class I	Alger Small Cap Growth Institutional Fund - Class I	Allspring Asset Allocation Fund - Class A
Operations:
Net investment income (loss)	$(1,937)	$(43,307)	$(10,477)	$(1,493)	$1,809
Net realized gain (loss) on security transactions	3,182	453,695	(6,677)	(7,655)	2,676
Realized gain distributions	—	438,565	—	7,789	3,747
Change in net unrealized appreciation (depreciation) on investments	22,221	994,350	245,496	16,679	9,562
Net increase (decrease) in net assets resulting from operations	23,466	1,843,303	228,342	15,320	17,794

Unit transactions:
Purchases	19,125	288,082	54,591	31,508	20,957
Net transfers	13,998	(15,434)	(25,657)	(81,646)	(51,451)
Surrenders for benefit payments and fees	(10,531)	(1,640,927)	(104,854)	(7,870)	(541)
Contract maintenance charges	(179)	(2,757)	(406)	(209)	(103)
Other, net	1,848	(753)	1,055	702	(1,982)
Net increase (decrease) in net assets resulting from unit transactions	24,261	(1,371,789)	(75,271)	(57,515)	(33,120)
Net increase (decrease) in net assets	47,727	471,514	153,071	(42,195)	(15,326)

Net Assets:
Beginning of Period	178,841	6,350,877	1,480,645	329,432	136,590
End of Period	$226,568	$6,822,391	$1,633,716	$287,237	$121,264

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Allspring Core Bond Fund - Class A	Allspring Emerging Markets Equity Fund - Class A	Allspring International Equity Fund - Class A	Allspring Utility and Telecommunications Fund - Class A	American Century Investments® Diversified Bond Fund - A Class
Operations:
Net investment income (loss)	$1,781	$13,129	$362	$223	$5,037
Net realized gain (loss) on security transactions	(224)	42,143	982	29	(1,702)
Realized gain distributions	—	—	—	1,389	—
Change in net unrealized appreciation (depreciation) on investments	1,873	290,471	4,964	2,016	5,666
Net increase (decrease) in net assets resulting from operations	3,430	345,743	6,308	3,657	9,001

Unit transactions:
Purchases	5,235	109,858	148	5,499	16,245
Net transfers	(282)	(29,847)	—	—	2,859
Surrenders for benefit payments and fees	(11,156)	(102,255)	(4,406)	—	(7,895)
Contract maintenance charges	(113)	(972)	(1)	(9)	(85)
Other, net	(626)	(4,394)	—	—	(3,160)
Net increase (decrease) in net assets resulting from unit transactions	(6,942)	(27,610)	(4,259)	5,490	7,964
Net increase (decrease) in net assets	(3,512)	318,133	2,049	9,147	16,965

Net Assets:
Beginning of Period	54,546	1,018,469	21,913	23,893	162,620
End of Period	$51,034	$1,336,602	$23,962	$33,040	$179,585

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® Equity Growth Fund - A Class	American Century Investments® Equity Income Fund - A Class	American Century Investments® Equity Income Fund - Investor Class	American Century Investments® Focused Large Cap Value Fund - A Class	American Century Investments® Growth Fund - A Class
Operations:
Net investment income (loss)	$(591)	$27,147	$443,060	$426	$(14,286)
Net realized gain (loss) on security transactions	1,761	4,554	118,181	35	140,467
Realized gain distributions	9,543	154,762	1,471,553	5,811	351,850
Change in net unrealized appreciation (depreciation) on investments	3,765	32,186	152,653	1,429	(168,099)
Net increase (decrease) in net assets resulting from operations	14,478	218,649	2,185,447	7,701	309,932

Unit transactions:
Purchases	8,374	102,065	1,141,359	3,280	155,016
Net transfers	(5,493)	1,377	(577,539)	(6)	112,393
Surrenders for benefit payments and fees	(3,792)	(269,335)	(2,424,566)	(125)	(318,555)
Contract maintenance charges	(36)	(1,072)	—	(17)	(2,138)
Other, net	—	(11,088)	(21,746)	—	351
Net increase (decrease) in net assets resulting from unit transactions	(947)	(178,053)	(1,882,492)	3,132	(52,933)
Net increase (decrease) in net assets	13,531	40,596	302,955	10,833	256,999

Net Assets:
Beginning of Period	84,101	2,068,538	19,704,524	48,999	2,005,477
End of Period	$97,632	$2,109,134	$20,007,479	$59,832	$2,262,476

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® Heritage Fund - A Class	American Century Investments® Inflation-Adjusted Bond Fund - A Class	American Century Investments® Mid Cap Value Fund - A Class	American Century Investments® Small Cap Value Fund - A Class	American Century Investments® Small Cap Value Fund - Investor Class
Operations:
Net investment income (loss)	$(7,050)	$1,412	$3,365	$(109)	$27,776
Net realized gain (loss) on security transactions	10,095	(41)	9,172	8,453	53,681
Realized gain distributions	234,994	—	43,523	77,179	286,884
Change in net unrealized appreciation (depreciation) on investments	(166,359)	887	(13,308)	(113,942)	(462,885)
Net increase (decrease) in net assets resulting from operations	71,680	2,258	42,752	(28,419)	(94,544)

Unit transactions:
Purchases	54,282	4,027	67,143	100,871	—
Net transfers	(166,964)	—	(100,093)	21,463	8,032
Surrenders for benefit payments and fees	(133,483)	(215)	(167,604)	(134,223)	(353,564)
Contract maintenance charges	(452)	(28)	(442)	(351)	(39)
Other, net	(991)	—	(399)	149	190
Net increase (decrease) in net assets resulting from unit transactions	(247,608)	3,784	(201,395)	(12,091)	(345,381)
Net increase (decrease) in net assets	(175,928)	6,042	(158,643)	(40,510)	(439,925)

Net Assets:
Beginning of Period	1,241,263	40,855	548,741	708,288	2,961,681
End of Period	$1,065,335	$46,897	$390,098	$667,778	$2,521,756

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Century Investments® U.S. Government Money Market Fund - A Class	American Century Investments® Ultra® Fund - A Class	American Funds® AMCAP Fund® - Class R-3	American Funds® American Balanced Fund® - Class R-3	American Funds® American Balanced Fund® - Class R-4
Operations:
Net investment income (loss)	$291,217	$(6,915)	$(33,989)	$123,828	$168,993
Net realized gain (loss) on security transactions	—	104,394	86,150	311,430	189,797
Realized gain distributions	—	115,529	326,291	734,257	505,202
Change in net unrealized appreciation (depreciation) on investments	—	(97,309)	135,240	700,184	541,852
Net increase (decrease) in net assets resulting from operations	291,217	115,699	513,692	1,869,699	1,405,844

Unit transactions:
Purchases	1,180,766	31,162	218,077	981,044	—
Net transfers	9,937,627	14,240	(109,283)	463,072	34,414
Surrenders for benefit payments and fees	(2,234,241)	(196,097)	(363,060)	(1,415,866)	(862,895)
Contract maintenance charges	(6,738)	(208)	(1,878)	(5,797)	(332)
Other, net	(36,026)	161	(1,455)	(18,156)	(2,564)
Net increase (decrease) in net assets resulting from unit transactions	8,841,388	(150,742)	(257,599)	4,297	(831,377)
Net increase (decrease) in net assets	9,132,605	(35,043)	256,093	1,873,996	574,467

Net Assets:
Beginning of Period	697,343	1,039,490	3,445,116	10,694,753	8,072,552
End of Period	$9,829,948	$1,004,447	$3,701,209	$12,568,749	$8,647,019

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Funds® American Mutual Fund® - Class R-3	American Funds® Capital Income Builder® - Class R-3	American Funds® Capital World Growth and Income Fund® - Class R-3	American Funds® Capital World Growth and Income Fund® - Class R-4	American Funds® EUPAC Fund™ - Class R-3 (1)
Operations:
Net investment income (loss)	$28,946	$244,391	$113,270	$80,472	$403,953
Net realized gain (loss) on security transactions	122,875	281,384	932,319	228,687	507,195
Realized gain distributions	275,863	599,611	1,536,284	417,068	1,888,504
Change in net unrealized appreciation (depreciation) on investments	210,503	1,089,289	1,165,075	357,151	1,627,133
Net increase (decrease) in net assets resulting from operations	638,187	2,214,675	3,746,948	1,083,378	4,426,785

Unit transactions:
Purchases	351,981	618,409	983,686	—	1,653,351
Net transfers	23,341	23,222	(417,119)	84,488	(1,146,079)
Surrenders for benefit payments and fees	(462,770)	(1,380,146)	(3,000,869)	(629,394)	(3,219,698)
Contract maintenance charges	(2,044)	(9,125)	(10,598)	(154)	(15,160)
Other, net	(1,213)	8,820	4,603	3,388	(3,094)
Net increase (decrease) in net assets resulting from unit transactions	(90,705)	(738,820)	(2,440,297)	(541,672)	(2,730,680)
Net increase (decrease) in net assets	547,482	1,475,855	1,306,651	541,706	1,696,105

Net Assets:
Beginning of Period	4,374,049	12,065,564	17,529,375	4,598,743	16,862,096
End of Period	$4,921,531	$13,541,419	$18,836,026	$5,140,449	$18,558,201

(1) American Funds EuroPacific Growth Fund® - Class R3, name changed to American Funds® EUPAC Fund™ - Class R-3, effective June 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Funds® Fundamental Investors® - Class R-3	American Funds® New Perspective Fund® - Class R-3	American Funds® New World Fund® - Class R-3	American Funds® SMALLCAP World Fund® - Class R-3	American Funds® The Bond Fund of America® - Class R-3
Operations:
Net investment income (loss)	$(59,742)	$9,750	$(292)	$(2,285)	$93,888
Net realized gain (loss) on security transactions	899,773	569,031	27,899	11,155	(48,433)
Realized gain distributions	1,523,514	714,479	5,304	30,157	—
Change in net unrealized appreciation (depreciation) on investments	1,612,371	1,006,282	30,454	42,403	135,049
Net increase (decrease) in net assets resulting from operations	3,975,916	2,299,542	63,365	81,430	180,504

Unit transactions:
Purchases	811,303	820,222	11,203	56,883	244,810
Net transfers	(117,177)	(723,121)	(10,532)	529	60,548
Surrenders for benefit payments and fees	(2,533,813)	(1,305,370)	(206,003)	(70,802)	(571,059)
Contract maintenance charges	(10,105)	(7,643)	(95)	(438)	(1,888)
Other, net	(29,855)	9,277	2,634	37	4,817
Net increase (decrease) in net assets resulting from unit transactions	(1,879,647)	(1,206,635)	(202,793)	(13,791)	(262,772)
Net increase (decrease) in net assets	2,096,269	1,092,907	(139,428)	67,639	(82,268)

Net Assets:
Beginning of Period	18,305,335	12,310,313	252,451	648,805	3,232,774
End of Period	$20,401,604	$13,403,220	$113,023	$716,444	$3,150,506

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Income Fund of America® - Class R-3	American Funds® The Investment Company of America® - Class R-3	American Funds® The New Economy Fund® - Class R-3	American Funds® The Washington Mutual Investors Fund® - Class R-3
Operations:
Net investment income (loss)	$(375,260)	$234,004	$(12,908)	$(17,430)	$14,662
Net realized gain (loss) on security transactions	3,901,961	228,654	723,344	89,877	190,064
Realized gain distributions	5,419,918	517,637	1,114,955	238,104	539,560
Change in net unrealized appreciation (depreciation) on investments	418,656	365,594	341,778	266,242	152,436
Net increase (decrease) in net assets resulting from operations	9,365,275	1,345,889	2,167,169	576,793	896,722

Unit transactions:
Purchases	3,203,519	619,381	509,853	144,433	354,673
Net transfers	(1,369,003)	(84,051)	(218,658)	(75,557)	61,079
Surrenders for benefit payments and fees	(10,057,154)	(1,316,610)	(1,996,493)	(270,890)	(707,426)
Contract maintenance charges	(29,166)	(6,071)	(8,116)	(1,203)	(6,525)
Other, net	(4,906)	826	3,791	(1,271)	4,514
Net increase (decrease) in net assets resulting from unit transactions	(8,256,710)	(786,525)	(1,709,623)	(204,488)	(293,685)
Net increase (decrease) in net assets	1,108,565	559,364	457,546	372,305	603,037

Net Assets:
Beginning of Period	54,545,193	8,547,107	12,089,177	2,154,202	5,872,998
End of Period	$55,653,758	$9,106,471	$12,546,723	$2,526,507	$6,476,035

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	AMG GW&K Small/Mid Cap Core Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan Mid Cap Value Fund - Investor Class	Ave Maria Growth Fund
Operations:
Net investment income (loss)	$(644)	$(481)	$(129)	$36,048	$(1,741)
Net realized gain (loss) on security transactions	929	935	1,574	(89,862)	8,154
Realized gain distributions	2,554	5,762	2,120	152,744	8,829
Change in net unrealized appreciation (depreciation) on investments	656	1,169	(395)	(52,913)	(3,257)
Net increase (decrease) in net assets resulting from operations	3,495	7,385	3,170	46,017	11,985

Unit transactions:
Purchases	19,366	8,110	2,060	8,189	15,565
Net transfers	1,752	211	(132)	(25,310)	(7,060)
Surrenders for benefit payments and fees	(9,115)	(36,222)	(11,171)	(361,662)	(29,595)
Contract maintenance charges	(81)	(168)	(79)	(277)	(120)
Other, net	(438)	48	(4,682)	531	478
Net increase (decrease) in net assets resulting from unit transactions	11,484	(28,021)	(14,004)	(378,529)	(20,732)
Net increase (decrease) in net assets	14,979	(20,636)	(10,834)	(332,512)	(8,747)

Net Assets:
Beginning of Period	76,228	71,077	20,280	3,126,597	172,364
End of Period	$91,207	$50,441	$9,446	$2,794,085	$163,617

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Baron Small Cap Fund® - Retail Shares	BlackRock Advantage Large Cap Core Fund - Investor A Shares	BlackRock Advantage Large Cap Growth Fund - Investor A Shares
Operations:
Net investment income (loss)	$8,656	$(300)	$(967)	$(453)	$(2,077)
Net realized gain (loss) on security transactions	71,342	1,561	(2,965)	3,545	5,749
Realized gain distributions	56,091	—	15,596	10,138	13,234
Change in net unrealized appreciation (depreciation) on investments	(140,858)	(638)	(9,197)	8,849	13,450
Net increase (decrease) in net assets resulting from operations	(4,769)	623	2,467	22,079	30,356

Unit transactions:
Purchases	173,365	4,531	2,162	15,442	34,812
Net transfers	(10,480)	(10,246)	(116,699)	9,825	(9,275)
Surrenders for benefit payments and fees	(373,974)	—	(68,319)	(14,386)	(36,929)
Contract maintenance charges	(354)	(24)	(53)	(262)	(477)
Other, net	(2,930)	—	(23)	—	(9,707)
Net increase (decrease) in net assets resulting from unit transactions	(214,373)	(5,739)	(182,932)	10,619	(21,576)
Net increase (decrease) in net assets	(219,142)	(5,116)	(180,465)	32,698	8,780

Net Assets:
Beginning of Period	1,537,771	39,378	359,859	87,284	191,724
End of Period	$1,318,629	$34,262	$179,394	$119,982	$200,504

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock Advantage Small Cap Growth Fund - Investor A Shares	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Global Allocation Fund, Inc. - Investor A Shares
Operations:
Net investment income (loss)	$(4,259)	$(141)	$(8,674)	$31,719	$102,242
Net realized gain (loss) on security transactions	2,589	35	10,148	(1,877)	21,468
Realized gain distributions	—	983	175,586	231,192	375,562
Change in net unrealized appreciation (depreciation) on investments	85,051	994	(67,344)	269,610	459,856
Net increase (decrease) in net assets resulting from operations	83,381	1,871	109,716	530,644	959,128

Unit transactions:
Purchases	69,440	552	78,723	227,899	402,354
Net transfers	77,120	2,781	25,369	(131,728)	122,478
Surrenders for benefit payments and fees	(34,452)	—	(40,604)	(281,315)	(836,272)
Contract maintenance charges	(810)	(25)	(184)	(1,781)	(3,650)
Other, net	1,194	—	(3,449)	(1,153)	2,351
Net increase (decrease) in net assets resulting from unit transactions	112,492	3,308	59,855	(188,078)	(312,739)
Net increase (decrease) in net assets	195,873	5,179	169,571	342,566	646,389

Net Assets:
Beginning of Period	520,691	16,726	886,301	2,700,328	5,331,354
End of Period	$716,564	$21,905	$1,055,872	$3,042,894	$5,977,743

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock Impact Mortgage Fund - Investor A Shares (2)	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares
Operations:
Net investment income (loss)	$4,182	$255,727	$203,610	$8,624	$283,106
Net realized gain (loss) on security transactions	(21,294)	169,552	27,061	16,034	420,933
Realized gain distributions	—	194,775	261,938	41,116	479,835
Change in net unrealized appreciation (depreciation) on investments	29,221	979,183	1,132,613	140,042	1,132,653
Net increase (decrease) in net assets resulting from operations	12,109	1,599,237	1,625,222	205,816	2,316,527

Unit transactions:
Purchases	6,292	401,319	1,201,532	323,040	788,248
Net transfers	(178,539)	596,272	900,856	13,937	(30,094)
Surrenders for benefit payments and fees	(53,646)	(3,263,764)	(2,718,211)	(106,254)	(4,985,654)
Contract maintenance charges	(29)	(2,348)	(9,315)	(1,988)	(4,880)
Other, net	—	2,045	1,793	29,613	(44,982)
Net increase (decrease) in net assets resulting from unit transactions	(225,922)	(2,266,476)	(623,345)	258,348	(4,277,362)
Net increase (decrease) in net assets	(213,813)	(667,239)	1,001,877	464,164	(1,960,835)

Net Assets:
Beginning of Period	213,813	11,952,902	13,235,988	1,285,418	14,646,550
End of Period	$—	$11,285,663	$14,237,865	$1,749,582	$12,685,715

(2) BlackRock Impact Mortgage Fund - Investor A Shares ceased operations on September 26, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares
Operations:
Net investment income (loss)	$332,853	$4,688	$62,745	$17,001	$(7,082)
Net realized gain (loss) on security transactions	(64,756)	25,516	244,716	102,587	29,213
Realized gain distributions	867,216	39,650	179,495	200,334	100,205
Change in net unrealized appreciation (depreciation) on investments	1,651,892	75,666	324,411	378,924	227,232
Net increase (decrease) in net assets resulting from operations	2,787,205	145,520	811,367	698,846	349,568

Unit transactions:
Purchases	1,671,639	244,519	245,393	628,847	550,093
Net transfers	862,679	237,156	217	334,870	92,057
Surrenders for benefit payments and fees	(3,740,852)	(175,585)	(1,739,498)	(2,127,310)	(265,191)
Contract maintenance charges	(13,980)	(1,376)	(645)	(5,789)	(2,093)
Other, net	(60,430)	(955)	(4,815)	(4,232)	(30,004)
Net increase (decrease) in net assets resulting from unit transactions	(1,280,944)	303,759	(1,499,348)	(1,173,614)	344,862
Net increase (decrease) in net assets	1,506,261	449,279	(687,981)	(474,768)	694,430

Net Assets:
Beginning of Period	18,167,225	515,535	4,727,207	4,945,903	1,473,549
End of Period	$19,673,486	$964,814	$4,039,226	$4,471,135	$2,167,979

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares
Operations:
Net investment income (loss)	$(258)	$(47)	$131,856	$126,095	$(3,925)
Net realized gain (loss) on security transactions	1,303	41	(114,558)	(109,755)	18,711
Realized gain distributions	5,309	484	132,738	191,221	75,828
Change in net unrealized appreciation (depreciation) on investments	20,131	1,787	513,655	426,735	(105,692)
Net increase (decrease) in net assets resulting from operations	26,485	2,265	663,691	634,296	(15,078)

Unit transactions:
Purchases	69,430	16,748	59,249	551,590	19,092
Net transfers	72,114	(132)	(49,432)	538,323	2,824
Surrenders for benefit payments and fees	(21,764)	(17,841)	(1,136,444)	(917,667)	(137,143)
Contract maintenance charges	(90)	(9)	(719)	(5,028)	98
Other, net	(1,059)	—	8,762	(9,295)	(66)
Net increase (decrease) in net assets resulting from unit transactions	118,631	(1,234)	(1,118,584)	157,923	(115,195)
Net increase (decrease) in net assets	145,116	1,031	(454,893)	792,219	(130,273)

Net Assets:
Beginning of Period	32,551	21,178	6,100,188	5,807,078	434,781
End of Period	$177,667	$22,209	$5,645,295	$6,599,297	$304,508

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BlackRock Mid-Cap Value Fund - Investor A Shares	BlackRock S&P 500 Index V.I. Fund - Class I Shares	BlackRock S&P 500 Index V.I. Fund - Class III Shares	BNY Mellon Bond Market Index Fund - Investor Class	BNY Mellon Core Plus Fund - Class A
Operations:
Net investment income (loss)	$10,432	$63,398	$18,489	$502,970	$18,203
Net realized gain (loss) on security transactions	13,373	388,246	190,729	(182,272)	(1,413)
Realized gain distributions	104,937	656,355	444,788	1,693	1,867
Change in net unrealized appreciation (depreciation) on investments	1,825	749,936	556,059	606,235	11,757
Net increase (decrease) in net assets resulting from operations	130,567	1,857,935	1,210,065	928,626	30,414

Unit transactions:
Purchases	63,836	299,185	457,572	1,024,666	63,035
Net transfers	(1,503)	(122,010)	(290,103)	680,040	79
Surrenders for benefit payments and fees	(123,615)	(928,343)	(841,458)	(1,553,769)	(21,116)
Contract maintenance charges	(886)	(2,138)	(3,685)	(4,434)	(73)
Other, net	30	(2,167)	4,257	3,366	—
Net increase (decrease) in net assets resulting from unit transactions	(62,138)	(755,473)	(673,417)	149,869	41,925
Net increase (decrease) in net assets	68,429	1,102,462	536,648	1,078,495	72,339

Net Assets:
Beginning of Period	1,042,188	11,054,274	7,574,189	14,445,733	442,520
End of Period	$1,110,617	$12,156,736	$8,110,837	$15,524,228	$514,859

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BNY Mellon International Stock Index Fund - Investor Shares	BNY Mellon Midcap Index Fund, Inc. - Investor Shares	BNY Mellon S&P 500 Index Fund	BNY Mellon Smallcap Stock Index Fund - Investor Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
Operations:
Net investment income (loss)	$8,783	$175,127	$245,491	$126,948	$(57)
Net realized gain (loss) on security transactions	39,415	(360,480)	1,503,929	(321,508)	20
Realized gain distributions	3,023	2,011,969	4,607,351	1,661,979	838
Change in net unrealized appreciation (depreciation) on investments	34,943	(478,121)	1,750,182	(774,312)	1,054
Net increase (decrease) in net assets resulting from operations	86,164	1,348,495	8,106,953	693,107	1,855

Unit transactions:
Purchases	—	1,392,418	5,274,061	1,008,613	—
Net transfers	5,542	(226,914)	(399,088)	(182,722)	3
Surrenders for benefit payments and fees	(137,338)	(3,160,545)	(7,208,599)	(1,189,863)	1,585
Contract maintenance charges	(100)	(3,822)	(18,162)	(2,814)	—
Other, net	—	(3,973)	(14,106)	14,723	—
Net increase (decrease) in net assets resulting from unit transactions	(131,896)	(2,002,836)	(2,365,894)	(352,063)	1,588
Net increase (decrease) in net assets	(45,732)	(654,341)	5,741,059	341,044	3,443

Net Assets:
Beginning of Period	315,064	20,950,723	47,648,766	13,116,975	9,992
End of Period	$269,332	$20,296,382	$53,389,825	$13,458,019	$13,435

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares	BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares	Calamos International Growth Fund - Class A	Calvert Bond Fund - Class A	Calvert Equity Fund - Class A
Operations:
Net investment income (loss)	$(146)	$(20)	$(20)	$73,061	$(31,589)
Net realized gain (loss) on security transactions	(34)	3	3	(27,821)	442,555
Realized gain distributions	6,449	573	243	—	1,584,959
Change in net unrealized appreciation (depreciation) on investments	(2,339)	1,019	127	92,094	(1,441,716)
Net increase (decrease) in net assets resulting from operations	3,930	1,575	353	137,334	554,209

Unit transactions:
Purchases	—	4,270	—	182,534	819,201
Net transfers	—	—	—	(80,048)	(824,326)
Surrenders for benefit payments and fees	—	—	—	(388,850)	(1,433,283)
Contract maintenance charges	—	—	—	(1,012)	(2,511)
Other, net	—	—	—	(987)	(4,935)
Net increase (decrease) in net assets resulting from unit transactions	—	4,270	—	(288,363)	(1,445,854)
Net increase (decrease) in net assets	3,930	5,845	353	(151,029)	(891,645)

Net Assets:
Beginning of Period	42,238	5,625	1,675	2,072,926	9,482,651
End of Period	$46,168	$11,470	$2,028	$1,921,897	$8,591,006

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Calvert Income Fund - Class A	Calvert VP SRI Balanced Portfolio - Class I	ClearBridge Appreciation Fund - Class A	ClearBridge Growth Fund - Class A	ClearBridge Growth Fund - Class FI
Operations:
Net investment income (loss)	$32,767	$486	$(2,754)	$(276)	$(179)
Net realized gain (loss) on security transactions	5,995	272	5,867	(196)	(7)
Realized gain distributions	—	2,780	91,840	6,948	4,214
Change in net unrealized appreciation (depreciation) on investments	27,043	1,800	(4,553)	(2,285)	(1,525)
Net increase (decrease) in net assets resulting from operations	65,805	5,338	90,400	4,191	2,503

Unit transactions:
Purchases	88,320	—	16,318	684	3,244
Net transfers	47,953	—	(13,034)	201	957
Surrenders for benefit payments and fees	(271,909)	(606)	(3,400)	(500)	—
Contract maintenance charges	(243)	—	(266)	(30)	(3)
Other, net	(9,552)	—	757	—	(20)
Net increase (decrease) in net assets resulting from unit transactions	(145,431)	(606)	375	355	4,178
Net increase (decrease) in net assets	(79,626)	4,732	90,775	4,546	6,681

Net Assets:
Beginning of Period	782,577	49,924	672,788	33,383	16,757
End of Period	$702,951	$54,656	$763,563	$37,929	$23,438

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	ClearBridge Mid Cap Fund - Class A	ClearBridge Small Cap Fund - Class A	ClearBridge Small Cap Growth Fund - Class A	ClearBridge Small Cap Growth Fund - Class FI	ClearBridge Value Fund - Class A
Operations:
Net investment income (loss)	$(7,846)	$(27)	$(886)	$(3,495)	$43
Net realized gain (loss) on security transactions	10,098	13	671	2,804	(136)
Realized gain distributions	123,895	1,214	24,538	78,373	3,631
Change in net unrealized appreciation (depreciation) on investments	(69,576)	(556)	(9,964)	(37,321)	219
Net increase (decrease) in net assets resulting from operations	56,571	644	14,359	40,361	3,757

Unit transactions:
Purchases	119,043	146	17,363	26,831	—
Net transfers	102,958	9	1,053	(49,971)	(43)
Surrenders for benefit payments and fees	(265,135)	(46)	(78,951)	(43,463)	(2,434)
Contract maintenance charges	(1,351)	(2)	(142)	(396)	(18)
Other, net	(225)	—	270	(123)	—
Net increase (decrease) in net assets resulting from unit transactions	(44,710)	107	(60,407)	(67,122)	(2,495)
Net increase (decrease) in net assets	11,861	751	(46,048)	(26,761)	1,262

Net Assets:
Beginning of Period	1,550,173	12,160	192,690	493,345	41,867
End of Period	$1,562,034	$12,911	$146,642	$466,584	$43,129

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	ClearBridge Value Fund - Class FI	Columbia Acorn International Select℠ - Class A	Columbia Acorn® Fund - Class A	Columbia Contrarian Core Fund - Class A	Columbia Intrinsic Value Fund - Institutional Class (3)
Operations:
Net investment income (loss)	$1,197	$22	$(8,453)	$(3,298)	$1,510
Net realized gain (loss) on security transactions	3,090	(2)	(153,668)	4,809	(443)
Realized gain distributions	21,483	—	—	28,125	16,557
Change in net unrealized appreciation (depreciation) on investments	2,499	47	170,594	25,536	27,125
Net increase (decrease) in net assets resulting from operations	28,269	67	8,473	55,172	44,749

Unit transactions:
Purchases	9,756	—	50,948	53,759	9,626
Net transfers	80	—	4,296	19,049	1,868
Surrenders for benefit payments and fees	(11,038)	—	(412,980)	(13,080)	(17,199)
Contract maintenance charges	(156)	—	(313)	(255)	(154)
Other, net	161	—	573	(1,378)	149
Net increase (decrease) in net assets resulting from unit transactions	(1,197)	—	(357,476)	58,095	(5,710)
Net increase (decrease) in net assets	27,072	67	(349,003)	113,267	39,039

Net Assets:
Beginning of Period	291,996	346	1,004,635	310,602	234,519
End of Period	$319,068	$413	$655,632	$423,869	$273,558

(3) Columbia Large Cap Value Fund - Institutional Class, name changed to Columbia Intrinsic Value Fund - Institutional Class, effective September 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Columbia Large Cap Growth Opportunity Fund - Class A	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class	Columbia Select Small Cap Value Fund - Institutional Class	Columbia Seligman Global Technology Fund - Class A
Operations:
Net investment income (loss)	$(9,958)	$(477)	$(694)	$—	$(6,636)
Net realized gain (loss) on security transactions	14,720	32,300	6,043	—	94,075
Realized gain distributions	64,435	104,253	19,956	44	82,649
Change in net unrealized appreciation (depreciation) on investments	68,108	94,668	14,943	(17)	136,457
Net increase (decrease) in net assets resulting from operations	137,305	230,744	40,248	27	306,545

Unit transactions:
Purchases	76,064	76,365	13,970	—	18,636
Net transfers	73,285	124,714	2,525	—	3,918
Surrenders for benefit payments and fees	(116,684)	(289,871)	(21,664)	—	(243,708)
Contract maintenance charges	(616)	(867)	(209)	—	(420)
Other, net	(2,896)	2,646	—	—	862
Net increase (decrease) in net assets resulting from unit transactions	29,153	(87,013)	(5,378)	—	(220,712)
Net increase (decrease) in net assets	166,458	143,731	34,870	27	85,833

Net Assets:
Beginning of Period	957,829	1,649,105	318,554	567	972,639
End of Period	$1,124,287	$1,792,836	$353,424	$594	$1,058,472

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Columbia Seligman Technology and Information Fund - Class A	Columbia Small Cap Value Discovery Fund - Class A (4)	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class A	Davis New York Venture Fund - Class A
Operations:
Net investment income (loss)	$(10,191)	$2,562	$(1,622)	$1,073	$22,605
Net realized gain (loss) on security transactions	33,388	644	(1,046)	3,245	(63,101)
Realized gain distributions	177,750	23,952	21,067	5,706	512,527
Change in net unrealized appreciation (depreciation) on investments	357,113	(96)	11,269	37,823	654,558
Net increase (decrease) in net assets resulting from operations	558,060	27,062	29,668	47,847	1,126,589

Unit transactions:
Purchases	97,976	17,047	26,252	15,153	166,708
Net transfers	(20,153)	196	(43)	(6)	(393,136)
Surrenders for benefit payments and fees	(96,651)	(1,147)	(60,013)	(9,168)	(567,783)
Contract maintenance charges	(254)	(193)	(111)	(69)	(2,427)
Other, net	1,425	106	365	653	(7,599)
Net increase (decrease) in net assets resulting from unit transactions	(17,657)	16,009	(33,550)	6,563	(804,237)
Net increase (decrease) in net assets	540,403	43,071	(3,882)	54,410	322,352

Net Assets:
Beginning of Period	1,475,217	184,124	369,242	169,798	4,749,607
End of Period	$2,015,620	$227,195	$365,360	$224,208	$5,071,959

(4) Columbia Small Cap Value I Fund - Class A, name changed to Columbia Small Cap Value Discovery Fund - Class A, effective September 02, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Davis Opportunity Fund - Class A	Domini Impact Equity Fund℠ - Investor Shares	DWS Core Equity VIP - Class A	DWS CROCI® Equity Dividend Fund - Class A	DWS Emerging Markets Fixed Income Fund - Class A
Operations:
Net investment income (loss)	$(93)	$(1,834)	$23	$7,821	$121
Net realized gain (loss) on security transactions	3,180	28,033	131	1,776	(7)
Realized gain distributions	8,762	17,808	3,386	23,483	—
Change in net unrealized appreciation (depreciation) on investments	2,990	(25,383)	1,860	(28,088)	114
Net increase (decrease) in net assets resulting from operations	14,839	18,624	5,400	4,992	228

Unit transactions:
Purchases	903	26,517	3,525	2,786	—
Net transfers	(36)	(92,495)	—	—	—
Surrenders for benefit payments and fees	(28,765)	(32,796)	(530)	(31,101)	—
Contract maintenance charges	(70)	(240)	—	(25)	—
Other, net	—	(44)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(27,968)	(99,058)	2,995	(28,340)	—
Net increase (decrease) in net assets	(13,129)	(80,434)	8,395	(23,348)	228

Net Assets:
Beginning of Period	89,628	255,733	30,612	247,373	1,873
End of Period	$76,499	$175,299	$39,007	$224,025	$2,101

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	DWS International Opportunities Fund - Class A (5)	DWS RREEF Real Estate Securities Fund - Class A	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	Eaton Vance Balanced Fund - Class A	Eaton Vance Dividend Builder Fund - Class A
Operations:
Net investment income (loss)	$360	$455	$(854)	$139	$8,397
Net realized gain (loss) on security transactions	1,922	109	5,537	3,741	51,037
Realized gain distributions	3,629	—	45,871	13,144	70,795
Change in net unrealized appreciation (depreciation) on investments	9,055	(934)	(92,925)	14,958	(37,279)
Net increase (decrease) in net assets resulting from operations	14,966	(370)	(42,371)	31,982	92,950

Unit transactions:
Purchases	12,870	162	46,650	5,240	11,472
Net transfers	15,327	(1,681)	2,229	—	8,112
Surrenders for benefit payments and fees	(4,089)	—	(75,007)	(14,301)	(349,266)
Contract maintenance charges	(183)	(1)	(160)	(53)	(393)
Other, net	6	—	(432)	—	1,854
Net increase (decrease) in net assets resulting from unit transactions	23,931	(1,520)	(26,720)	(9,114)	(328,221)
Net increase (decrease) in net assets	38,897	(1,890)	(69,091)	22,868	(235,271)

Net Assets:
Beginning of Period	73,532	31,123	710,754	327,176	1,207,137
End of Period	$112,429	$29,233	$641,663	$350,044	$971,866

(5) DWS International Growth Fund -Class A, name changed to DWS International Opportunities Fund - Class A, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Eaton Vance Income Fund of Boston - Class A	Eaton Vance Large-Cap Value Fund - Class A	Eaton Vance Worldwide Health Sciences Fund - Class A	Empower Aggressive Profile Fund - Investor Class (6)	Empower Emerging Markets Equity Fund - Investor Class
Operations:
Net investment income (loss)	$163,229	$(293)	$(503)	$1,168	$522
Net realized gain (loss) on security transactions	(6,899)	82,631	6,729	(600)	12,035
Realized gain distributions	—	70,256	26,302	9,932	—
Change in net unrealized appreciation (depreciation) on investments	63,707	3,942	3,643	(3,665)	26,948
Net increase (decrease) in net assets resulting from operations	220,037	156,536	36,171	6,835	39,505

Unit transactions:
Purchases	130,337	84,138	13,089	5,175	14,038
Net transfers	(15,747)	(69,025)	(2,677)	148,047	7,925
Surrenders for benefit payments and fees	(425,844)	(318,671)	(124,386)	(60,558)	(79,590)
Contract maintenance charges	(666)	(1,223)	(226)	(30)	(276)
Other, net	(3,704)	(2,005)	(2,189)	—	777
Net increase (decrease) in net assets resulting from unit transactions	(315,624)	(306,786)	(116,389)	92,634	(57,126)
Net increase (decrease) in net assets	(95,587)	(150,250)	(80,218)	99,469	(17,621)

Net Assets:
Beginning of Period	2,985,908	1,574,850	496,158	—	143,779
End of Period	$2,890,321	$1,424,600	$415,940	$99,469	$126,158

(6) Empower Aggressive Profile Fund - Investor Class commenced operations on August 29, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower International Index Fund - Investor Class	Empower Lifetime 2015 Fund - Investor Class	Empower Lifetime 2020 Fund - Investor Class	Empower Lifetime 2025 Fund - Investor Class	Empower Lifetime 2030 Fund - Investor Class
Operations:
Net investment income (loss)	$6,261	$555	$101	$1,840	$7,103
Net realized gain (loss) on security transactions	11,729	440	427	97	496
Realized gain distributions	3,754	378	111	2,214	7,635
Change in net unrealized appreciation (depreciation) on investments	53,503	1,746	132	7,676	30,771
Net increase (decrease) in net assets resulting from operations	75,247	3,119	771	11,827	46,005

Unit transactions:
Purchases	58,799	2,034	1,114	10,518	20,177
Net transfers	61,685	—	—	—	—
Surrenders for benefit payments and fees	(4,153)	(5,897)	(5,937)	—	(844)
Contract maintenance charges	(587)	—	—	(11)	(50)
Other, net	(1,021)	—	—	—	2,633
Net increase (decrease) in net assets resulting from unit transactions	114,723	(3,863)	(4,823)	10,507	21,916
Net increase (decrease) in net assets	189,970	(744)	(4,052)	22,334	67,921

Net Assets:
Beginning of Period	157,829	36,964	11,071	106,937	378,203
End of Period	$347,799	$36,220	$7,019	$129,271	$446,124

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower Lifetime 2035 Fund - Investor Class	Empower Lifetime 2040 Fund - Investor Class	Empower Lifetime 2045 Fund - Investor Class	Empower Lifetime 2050 Fund - Investor Class	Empower Lifetime 2055 Fund - Investor Class
Operations:
Net investment income (loss)	$4,347	$197	$585	$2,064	$44
Net realized gain (loss) on security transactions	2,497	486	105	15,106	14
Realized gain distributions	9,614	380	2,037	5,846	360
Change in net unrealized appreciation (depreciation) on investments	34,241	991	7,318	8,501	2,161
Net increase (decrease) in net assets resulting from operations	50,699	2,054	10,045	31,517	2,579

Unit transactions:
Purchases	6,971	3,880	2,075	15,278	4,650
Net transfers	(12,938)	—	—	—	—
Surrenders for benefit payments and fees	—	(1,556)	—	(135,189)	—
Contract maintenance charges	(10)	(55)	(61)	(204)	—
Other, net	28,909	(2,550)	—	233	—
Net increase (decrease) in net assets resulting from unit transactions	22,932	(281)	2,014	(119,882)	4,650
Net increase (decrease) in net assets	73,631	1,773	12,059	(88,365)	7,229

Net Assets:
Beginning of Period	357,850	14,244	63,682	294,738	13,151
End of Period	$431,481	$16,017	$75,741	$206,373	$20,380

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower Lifetime 2060 Fund - Investor Class	Empower Moderate Profile Fund - Investor Class (7)	Empower Moderately Aggressive Profile Fund - Investor Class	Empower S&P 500® Index Fund - Investor Class	Empower S&P Mid Cap 400® Index Fund - Investor Class
Operations:
Net investment income (loss)	$176	$4,974	$6,434	$(31)	$1,239
Net realized gain (loss) on security transactions	245	(2,568)	14	—	354
Realized gain distributions	756	18,459	14,477	6	6,609
Change in net unrealized appreciation (depreciation) on investments	1,081	(11,739)	(8,481)	568	(512)
Net increase (decrease) in net assets resulting from operations	2,258	9,126	12,444	543	7,690

Unit transactions:
Purchases	5,683	3,770	7,039	1,893	16,186
Net transfers	—	385,599	382,201	—	10,554
Surrenders for benefit payments and fees	(3,216)	(113,293)	(19)	—	(175)
Contract maintenance charges	—	(15)	(16)	(12)	(65)
Other, net	—	—	—	—	637
Net increase (decrease) in net assets resulting from unit transactions	2,467	276,061	389,205	1,881	27,137
Net increase (decrease) in net assets	4,725	285,187	401,649	2,424	34,827

Net Assets:
Beginning of Period	11,849	—	31	2,656	101,139
End of Period	$16,574	$285,187	$401,680	$5,080	$135,966

(7) Empower Moderate Profile Fund - Investor Class commenced operations on August 29, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Empower S&P Small Cap 600® Index Fund - Investor Class	Empower Short Duration Bond Fund - Investor Class	Federated Hermes Fund for U.S. Government Securities - Class A	Federated Hermes Global Allocation Fund - Class A (8)	Federated Hermes International Leaders Fund - Class A
Operations:
Net investment income (loss)	$438	$324	$5,608	$(8)	$231
Net realized gain (loss) on security transactions	(19)	17	(1,358)	524	7
Realized gain distributions	1,233	—	—	—	794
Change in net unrealized appreciation (depreciation) on investments	(478)	291	7,400	(541)	2,278
Net increase (decrease) in net assets resulting from operations	1,174	632	11,650	(25)	3,310

Unit transactions:
Purchases	3,567	645	14,016	—	627
Net transfers	563	996	680	(3,029)	2
Surrenders for benefit payments and fees	(181)	(714)	(8,343)	—	—
Contract maintenance charges	(43)	(11)	(82)	—	(3)
Other, net	785	—	587	—	—
Net increase (decrease) in net assets resulting from unit transactions	4,691	916	6,858	(3,029)	626
Net increase (decrease) in net assets	5,865	1,548	18,508	(3,054)	3,936

Net Assets:
Beginning of Period	20,245	16,130	166,631	3,054	8,910
End of Period	$26,110	$17,678	$185,139	$—	$12,846

(8) Federated Hermes Global Allocation Fund - Class A ceased operations on March 11, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Federated Hermes Kaufmann Fund - Class R	Federated Hermes MDT Mid Cap Growth Fund - Class A	Federated Hermes MDT Small Cap Value Fund - Class A (9)	Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A (10)	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A
Operations:
Net investment income (loss)	$(34,746)	$(3,079)	$260	$(68)	$6
Net realized gain (loss) on security transactions	6,059	22,424	(2)	314	—
Realized gain distributions	451,558	20,867	844	11,126	—
Change in net unrealized appreciation (depreciation) on investments	43,637	(1,898)	1,100	(4,453)	5
Net increase (decrease) in net assets resulting from operations	466,508	38,314	2,202	6,919	11

Unit transactions:
Purchases	191,607	8,180	302	4,182	—
Net transfers	(9,464)	4,055	130	—	—
Surrenders for benefit payments and fees	(605,057)	(79,989)	(237)	(4,482)	—
Contract maintenance charges	(1,899)	(123)	(7)	(56)	(3)
Other, net	2,542	500	—	(723)	—
Net increase (decrease) in net assets resulting from unit transactions	(422,271)	(67,377)	188	(1,079)	(3)
Net increase (decrease) in net assets	44,237	(29,063)	2,390	5,840	8

Net Assets:
Beginning of Period	4,550,327	470,283	34,112	51,042	162
End of Period	$4,594,564	$441,220	$36,502	$56,882	$170

(9) Federated Hermes Clover Small Value Fund - Class A, name changed to Federated Hermes MDT Small Cap Value Fund - Class A, effective November 26, 2025.
(10) Federated Hermes Equity Income Fund, Inc. - Class A, name changed to Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A, effective October 27, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Federated Hermes Total Return Bond Fund - Class A	Fidelity Advisor® Equity Growth Fund - Class M	Fidelity Advisor® Leveraged Company Stock Fund - Class M	Fidelity Advisor® Stock Selector Fund - Class M	Fidelity® VIP Balanced Portfolio - Initial Class
Operations:
Net investment income (loss)	$1,448	$(5,746)	$(17,708)	$(8)	$12,161
Net realized gain (loss) on security transactions	(1,492)	77,741	(1,693)	92	20,499
Realized gain distributions	—	6,742	128,438	25	50,811
Change in net unrealized appreciation (depreciation) on investments	2,751	41,029	323,935	(17)	64,048
Net increase (decrease) in net assets resulting from operations	2,707	119,766	432,972	92	147,519

Unit transactions:
Purchases	208	70,120	225,095	—	83,296
Net transfers	76	61,124	(189,544)	(451)	98,313
Surrenders for benefit payments and fees	(12,110)	(259,330)	(203,815)	—	(113,349)
Contract maintenance charges	(396)	(229)	(705)	(4)	—
Other, net	—	(321)	1,664	—	—
Net increase (decrease) in net assets resulting from unit transactions	(12,222)	(128,636)	(167,305)	(455)	68,260
Net increase (decrease) in net assets	(9,515)	(8,870)	265,667	(363)	215,779

Net Assets:
Beginning of Period	56,678	1,051,860	2,527,858	979	1,006,141
End of Period	$47,163	$1,042,990	$2,793,525	$616	$1,221,920

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2
Operations:
Net investment income (loss)	$3	$131	$1,723	$14,555	$230
Net realized gain (loss) on security transactions	—	—	5,822	10,205	13
Realized gain distributions	4	304	5,316	37,031	757
Change in net unrealized appreciation (depreciation) on investments	6	256	(3,368)	45,443	1,109
Net increase (decrease) in net assets resulting from operations	13	691	9,493	107,234	2,109

Unit transactions:
Purchases	—	—	—	—	—
Net transfers	—	—	—	—	—
Surrenders for benefit payments and fees	—	—	(72,325)	(91,002)	—
Contract maintenance charges	—	—	(50)	(73)	—
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	—	—	(72,375)	(91,075)	—
Net increase (decrease) in net assets	13	691	(62,882)	16,159	2,109

Net Assets:
Beginning of Period	115	5,483	145,414	804,940	13,177
End of Period	$128	$6,174	$82,532	$821,099	$15,286

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	Fidelity® VIP Growth & Income Portfolio - Initial Class	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Value Strategies Portfolio - Initial Class
Operations:
Net investment income (loss)	$7	$1,917	$(6,904)	$807	$178
Net realized gain (loss) on security transactions	—	3,153	49,829	8,100	(59)
Realized gain distributions	51	20,926	15,660	7,073	1,644
Change in net unrealized appreciation (depreciation) on investments	79	15,932	137,124	(5,057)	1,126
Net increase (decrease) in net assets resulting from operations	137	41,928	195,709	10,923	2,889

Unit transactions:
Purchases	—	—	23,911	—	—
Net transfers	—	—	(48,698)	8,433	—
Surrenders for benefit payments and fees	—	(8,405)	(95,494)	(29,895)	(357)
Contract maintenance charges	—	—	—	—	—
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	—	(8,405)	(120,281)	(21,462)	(357)
Net increase (decrease) in net assets	137	33,523	75,428	(10,539)	2,532

Net Assets:
Beginning of Period	715	207,685	959,702	50,292	40,504
End of Period	$852	$241,208	$1,035,130	$39,753	$43,036

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin Conservative Allocation Fund - Class A	Franklin Core Plus Bond Fund - Class A	Franklin Growth Allocation Fund - Class A	Franklin Growth Fund - Class A	Franklin High Income Fund - Class A1
Operations:
Net investment income (loss)	$39,798	$95,596	$59,186	$(26,504)	$46,956
Net realized gain (loss) on security transactions	5,204	(40,685)	77,972	128,975	(2,319)
Realized gain distributions	44,414	—	419,130	405,924	—
Change in net unrealized appreciation (depreciation) on investments	82,153	99,313	344,549	(84,497)	23,712
Net increase (decrease) in net assets resulting from operations	171,569	154,224	900,837	423,898	68,349

Unit transactions:
Purchases	95,874	153,421	411,392	215,199	70,127
Net transfers	(24,371)	103,462	206,041	(4,795)	49,050
Surrenders for benefit payments and fees	(155,951)	(372,828)	(683,367)	(715,763)	(184,707)
Contract maintenance charges	(1,136)	(1,978)	(5,693)	(1,323)	(515)
Other, net	4,451	329	25,543	848	920
Net increase (decrease) in net assets resulting from unit transactions	(81,133)	(117,594)	(46,084)	(505,834)	(65,125)
Net increase (decrease) in net assets	90,436	36,630	854,753	(81,936)	3,224

Net Assets:
Beginning of Period	1,572,529	2,474,541	5,379,018	3,144,987	863,669
End of Period	$1,662,965	$2,511,171	$6,233,771	$3,063,051	$866,893

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin Income Fund - Class A1	Franklin Moderate Allocation Fund - Class A	Franklin Mutual Beacon Fund - Class A	Franklin Mutual Global Discovery Fund - Class A	Franklin Mutual Shares Fund - Class A
Operations:
Net investment income (loss)	$293,447	$91,167	$4,379	$83,555	$29,440
Net realized gain (loss) on security transactions	29,527	56,195	15,940	148,657	(16,162)
Realized gain distributions	20,436	342,859	43,203	715,536	185,620
Change in net unrealized appreciation (depreciation) on investments	353,869	242,858	117,035	810,691	123,459
Net increase (decrease) in net assets resulting from operations	697,279	733,079	180,557	1,758,439	322,357

Unit transactions:
Purchases	339,290	318,138	48,617	445,657	136,381
Net transfers	280,797	(79,200)	(170,467)	(220,547)	12,742
Surrenders for benefit payments and fees	(520,785)	(657,186)	(95,331)	(1,694,328)	(465,082)
Contract maintenance charges	(2,847)	(3,925)	(423)	(4,174)	(1,227)
Other, net	4,308	8,260	(202)	(5,721)	1,041
Net increase (decrease) in net assets resulting from unit transactions	100,763	(413,913)	(217,806)	(1,479,113)	(316,145)
Net increase (decrease) in net assets	798,042	319,166	(37,249)	279,326	6,212

Net Assets:
Beginning of Period	5,960,402	5,277,642	867,639	8,317,677	3,356,159
End of Period	$6,758,444	$5,596,808	$830,390	$8,597,003	$3,362,371

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin Mutual U.S. Mid Cap Value Fund - Class A	Franklin Small Cap Value Fund - Class A	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small-Mid Cap Growth VIP Fund - Class 1	Franklin Total Return Fund - Class A
Operations:
Net investment income (loss)	$8,512	$6,816	$(7,070)	$(451)	$5,135
Net realized gain (loss) on security transactions	(2,203)	30,112	26,200	(285)	(557)
Realized gain distributions	41,800	161,254	184,850	2,740	—
Change in net unrealized appreciation (depreciation) on investments	24,685	(47,749)	(151,696)	(993)	4,722
Net increase (decrease) in net assets resulting from operations	72,794	150,433	52,284	1,011	9,300

Unit transactions:
Purchases	—	164,006	18,161	—	4,468
Net transfers	—	(47,921)	(64,014)	9,677	12,580
Surrenders for benefit payments and fees	(24,441)	(411,572)	(439,492)	(8,513)	(2,285)
Contract maintenance charges	(88)	(1,205)	(273)	—	(193)
Other, net	397	(135)	(1,839)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(24,132)	(296,827)	(487,457)	1,164	14,570
Net increase (decrease) in net assets	48,662	(146,394)	(435,173)	2,175	23,870

Net Assets:
Beginning of Period	1,191,155	2,643,629	2,882,687	67,699	155,487
End of Period	$1,239,817	$2,497,235	$2,447,514	$69,874	$179,357

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Franklin U.S. Government Securities Fund - Class A1	Goldman Sachs Core Fixed Income Fund - Class A	Goldman Sachs Equity Income Fund - Class A	Goldman Sachs Government Income Fund - Class A	Goldman Sachs High Yield Fund - Class A
Operations:
Net investment income (loss)	$10,257	$4,816	$840	$25,374	$41,095
Net realized gain (loss) on security transactions	(13,279)	(861)	1,136	(1,896)	(5,423)
Realized gain distributions	—	—	30,971	—	—
Change in net unrealized appreciation (depreciation) on investments	27,576	6,547	5,490	37,170	16,876
Net increase (decrease) in net assets resulting from operations	24,554	10,502	38,437	60,648	52,548

Unit transactions:
Purchases	15,820	11,905	33,123	68,766	52,025
Net transfers	212	(6,265)	2,210	(224,270)	28,935
Surrenders for benefit payments and fees	(64,089)	(790)	(1,227)	(164,359)	(89,138)
Contract maintenance charges	(294)	(149)	(129)	(931)	(349)
Other, net	—	—	(58)	913	(1,311)
Net increase (decrease) in net assets resulting from unit transactions	(48,351)	4,701	33,919	(319,881)	(9,838)
Net increase (decrease) in net assets	(23,797)	15,203	72,356	(259,233)	42,710

Net Assets:
Beginning of Period	447,322	166,220	315,766	1,185,186	753,334
End of Period	$423,525	$181,423	$388,122	$925,953	$796,044

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Goldman Sachs Income Builder Fund - Class A	Goldman Sachs International Equity ESG Fund - Class A	Goldman Sachs Large Cap Equity Fund - Class A (11)	Goldman Sachs Large Cap Value Fund - Class A	Goldman Sachs Mid Cap Growth Fund - Class A
Operations:
Net investment income (loss)	$10,559	$359	$(191)	$(407)	$(8,654)
Net realized gain (loss) on security transactions	14,457	388	35	1,723	(17,146)
Realized gain distributions	3,790	97	2,377	43,146	203,754
Change in net unrealized appreciation (depreciation) on investments	4,388	6,300	562	(14,333)	(120,620)
Net increase (decrease) in net assets resulting from operations	33,194	7,144	2,783	30,129	57,334

Unit transactions:
Purchases	18,412	6,022	803	38,081	78,030
Net transfers	(16,576)	227	—	12,475	(1,226)
Surrenders for benefit payments and fees	(222,067)	(256)	—	(37,917)	(106,810)
Contract maintenance charges	(425)	(25)	(3)	(231)	(360)
Other, net	(38)	(288)	—	2,337	3,733
Net increase (decrease) in net assets resulting from unit transactions	(220,694)	5,680	800	14,745	(26,633)
Net increase (decrease) in net assets	(187,500)	12,824	3,583	44,874	30,701

Net Assets:
Beginning of Period	512,094	27,682	19,177	320,733	925,106
End of Period	$324,594	$40,506	$22,760	$365,607	$955,807

(11) Goldman Sachs Large Cap Core Fund - Class A, name changed to Goldman Sachs Large Cap Equity Fund - Class A, effective April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Goldman Sachs Mid Cap Value Fund - Class A	Goldman Sachs Small Cap Value Fund - Class A	Goldman Sachs Small/Mid Cap Growth Fund - Class A	Goldman Sachs Strategic Growth Fund - Class A (12)	Goldman Sachs U.S. Equity Insights Fund - Class A
Operations:
Net investment income (loss)	$12,106	$1,289	$(3,076)	$(2,046)	$(222)
Net realized gain (loss) on security transactions	40,394	(196,414)	120	(11,179)	(46)
Realized gain distributions	294,364	895,021	47,009	95,112	3,328
Change in net unrealized appreciation (depreciation) on investments	(95,282)	(258,853)	(42,453)	(30,650)	2,281
Net increase (decrease) in net assets resulting from operations	251,582	441,043	1,600	51,237	5,341

Unit transactions:
Purchases	79,781	401,930	11,499	12,008	7,377
Net transfers	(23,614)	(202,645)	(3,862)	(328,991)	279
Surrenders for benefit payments and fees	(1,176,296)	(386,916)	(2,807)	(2,808)	(36,070)
Contract maintenance charges	(1,202)	(1,540)	(104)	(101)	—
Other, net	3,735	3,552	(2,091)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,117,596)	(185,619)	2,635	(319,892)	(28,414)
Net increase (decrease) in net assets	(866,014)	255,424	4,235	(268,655)	(23,073)

Net Assets:
Beginning of Period	3,224,980	4,688,851	289,794	268,655	53,877
End of Period	$2,358,966	$4,944,275	$294,029	$—	$30,804

(12) Goldman Sachs Strategic Growth Fund - Class A ceased operations on November 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Balanced HLS Fund - Class IA	Hartford Balanced HLS Fund - Class IB	Hartford Balanced Income Fund - Class R4	Hartford Capital Appreciation HLS Fund - Class IA	Hartford Capital Appreciation HLS Fund - Class IB (13)
Operations:
Net investment income (loss)	$59,616	$1,060	$4,670	$17,326	$(3)
Net realized gain (loss) on security transactions	218,609	947	(31)	122,586	(2)
Realized gain distributions	431,655	13,335	8,039	1,992,301	121
Change in net unrealized appreciation (depreciation) on investments	(217,435)	(450)	4,618	(40,253)	9
Net increase (decrease) in net assets resulting from operations	492,445	14,892	17,296	2,091,960	125

Unit transactions:
Purchases	172,930	8,163	18,561	137,719	947
Net transfers	(98,749)	—	(9,990)	(33,859)	—
Surrenders for benefit payments and fees	(2,283,368)	(13,228)	(8,064)	(1,449,273)	—
Contract maintenance charges	(850)	(74)	(470)	(2,042)	—
Other, net	(109)	25	1,166	10,374	—
Net increase (decrease) in net assets resulting from unit transactions	(2,210,146)	(5,114)	1,203	(1,337,081)	947
Net increase (decrease) in net assets	(1,717,701)	9,778	18,499	754,879	1,072

Net Assets:
Beginning of Period	6,384,382	145,422	177,887	16,805,786	—
End of Period	$4,666,681	$155,200	$196,386	$17,560,665	$1,072

(13) Hartford Capital Appreciation HLS Fund - Class IB commenced operations on February 03, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Checks and Balances Fund - Class R4	Hartford Conservative Allocation Fund - Class R4	Hartford Conservative Allocation Fund - Class R5	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Disciplined Equity HLS Fund - Class IB
Operations:
Net investment income (loss)	$4,574	$6,012	$4,498	$(6,409)	$(45,465)
Net realized gain (loss) on security transactions	1,825	1,041	181	111,539	341,211
Realized gain distributions	17,032	—	—	218,312	792,855
Change in net unrealized appreciation (depreciation) on investments	10,828	18,246	10,545	(44,358)	(104,791)
Net increase (decrease) in net assets resulting from operations	34,259	25,299	15,224	279,084	983,810

Unit transactions:
Purchases	26,698	22,041	11,949	84,824	290,195
Net transfers	15,979	(2,778)	65	24,904	(116,914)
Surrenders for benefit payments and fees	(25,312)	(2,896)	(1,958)	(396,066)	(1,400,509)
Contract maintenance charges	(103)	(302)	(276)	(766)	(4,546)
Other, net	768	1,532	(63)	439	(6,265)
Net increase (decrease) in net assets resulting from unit transactions	18,030	17,597	9,717	(286,665)	(1,238,039)
Net increase (decrease) in net assets	52,289	42,896	24,941	(7,581)	(254,229)

Net Assets:
Beginning of Period	284,686	247,752	140,413	2,270,908	8,583,958
End of Period	$336,975	$290,648	$165,354	$2,263,327	$8,329,729

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Dividend and Growth HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IB	Hartford Equity Income Fund - Class R4	Hartford Global Impact Fund - Class R4	Hartford Healthcare HLS Fund - Class IA
Operations:
Net investment income (loss)	$256,139	$19,208	$5,537	$(593)	$930
Net realized gain (loss) on security transactions	179,142	16,636	1,703	3,089	(68,527)
Realized gain distributions	2,928,381	647,580	82,692	—	91,933
Change in net unrealized appreciation (depreciation) on investments	(355,881)	(77,852)	6,936	2,522	261,754
Net increase (decrease) in net assets resulting from operations	3,007,781	605,572	96,868	5,018	286,090

Unit transactions:
Purchases	175,883	264,642	60,759	5,870	110,510
Net transfers	15,686	(119,118)	5,755	(1,338)	23,635
Surrenders for benefit payments and fees	(2,913,206)	(507,886)	(18,718)	(8,381)	(245,809)
Contract maintenance charges	(1,580)	(2,972)	(331)	(31)	(362)
Other, net	(2,948)	4,070	(6,292)	(634)	(5,844)
Net increase (decrease) in net assets resulting from unit transactions	(2,726,165)	(361,264)	41,173	(4,514)	(117,870)
Net increase (decrease) in net assets	281,616	244,308	138,041	504	168,220

Net Assets:
Beginning of Period	19,144,060	4,049,609	673,925	63,944	1,966,619
End of Period	$19,425,676	$4,293,917	$811,966	$64,448	$2,134,839

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Healthcare HLS Fund - Class IB	Hartford International Equity Fund - Class R4	Hartford International Opportunities HLS Fund - Class IA	Hartford International Opportunities HLS Fund - Class IB	Hartford MidCap HLS Fund - Class IA
Operations:
Net investment income (loss)	$(1,006)	$3,130	$6,627	$888	$(13,410)
Net realized gain (loss) on security transactions	(57,376)	6,761	53,702	1,815	(325,677)
Realized gain distributions	62,814	10,314	5,615	1,639	1,175,186
Change in net unrealized appreciation (depreciation) on investments	152,417	34,379	107,384	51,450	(894,857)
Net increase (decrease) in net assets resulting from operations	156,849	54,584	173,328	55,792	(58,758)

Unit transactions:
Purchases	68,189	17,156	31,224	19,353	7,815
Net transfers	(47,104)	(20,269)	96,118	(178,851)	(119,294)
Surrenders for benefit payments and fees	(120,255)	(1,836)	(271,680)	(11,978)	(1,129,787)
Contract maintenance charges	(363)	(279)	(287)	(137)	(278)
Other, net	(1,980)	296	1,435	—	(8,374)
Net increase (decrease) in net assets resulting from unit transactions	(101,513)	(4,932)	(143,190)	(171,613)	(1,249,918)
Net increase (decrease) in net assets	55,336	49,652	30,138	(115,821)	(1,308,676)

Net Assets:
Beginning of Period	1,189,885	179,446	607,662	353,334	7,291,569
End of Period	$1,245,221	$229,098	$637,800	$237,513	$5,982,893

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Moderate Allocation Fund - Class R4	Hartford Moderate Allocation Fund - Class R5	Hartford Moderately Aggressive Allocation Fund - Class R4 (14)	Hartford Moderately Aggressive Allocation Fund - Class R5 (15)	Hartford Small Cap Growth HLS Fund - Class IA
Operations:
Net investment income (loss)	$10,557	$26,363	$1,814	$38,823	$4,694
Net realized gain (loss) on security transactions	15,348	7,829	4,428	90,927	(6,469)
Realized gain distributions	61,397	105,912	24,126	290,799	41,256
Change in net unrealized appreciation (depreciation) on investments	17,427	50,682	9,121	103,520	(31,522)
Net increase (decrease) in net assets resulting from operations	104,729	190,786	39,489	524,069	7,959

Unit transactions:
Purchases	65,367	39,633	25,201	216,892	21,920
Net transfers	(14,246)	13,000	15,536	(198,411)	(39,816)
Surrenders for benefit payments and fees	(71,812)	(57,859)	(18,855)	(247,204)	(100,598)
Contract maintenance charges	(630)	(964)	(200)	(2,213)	(160)
Other, net	(9,665)	1,057	—	(3,343)	814
Net increase (decrease) in net assets resulting from unit transactions	(30,986)	(5,133)	21,682	(234,279)	(117,840)
Net increase (decrease) in net assets	73,743	185,653	61,171	289,790	(109,881)

Net Assets:
Beginning of Period	823,242	1,367,778	228,143	3,230,998	338,273
End of Period	$896,985	$1,553,431	$289,314	$3,520,788	$228,392

(14) The Hartford Growth Allocation Fund - Class R4, name changed to Hartford Moderately Aggressive Allocation Fund - Class R4, effective May 1, 2025.
(15) The Hartford Growth Allocation Fund - Class R5, name changed to Hartford Moderately Aggressive Allocation Fund - Class R5, effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Small Cap Growth HLS Fund - Class IB	Hartford Small Company HLS Fund - Class IA	Hartford Small Company HLS Fund - Class IB	Hartford Stock HLS Fund - Class IA	Hartford Stock HLS Fund - Class IB
Operations:
Net investment income (loss)	$3,480	$3,551	$(2,643)	$12,170	$1,001
Net realized gain (loss) on security transactions	(1,017)	(23,579)	(20,741)	726,037	2,083
Realized gain distributions	36,033	—	—	325,448	44,722
Change in net unrealized appreciation (depreciation) on investments	(27,353)	311,614	73,945	(903,519)	(24,502)
Net increase (decrease) in net assets resulting from operations	11,143	291,586	50,561	160,136	23,304

Unit transactions:
Purchases	11,842	1,860	31,767	64,042	2,372
Net transfers	(2,260)	(94,942)	(21,292)	(36,314)	559
Surrenders for benefit payments and fees	(29,462)	(209,195)	(110,552)	(2,353,442)	(11,611)
Contract maintenance charges	(108)	(207)	(500)	(162)	(26)
Other, net	(209)	(541)	680	1,689	—
Net increase (decrease) in net assets resulting from unit transactions	(20,197)	(303,025)	(99,897)	(2,324,187)	(8,706)
Net increase (decrease) in net assets	(9,054)	(11,439)	(49,336)	(2,164,051)	14,598

Net Assets:
Beginning of Period	207,220	2,623,196	559,089	4,642,396	338,681
End of Period	$198,166	$2,611,757	$509,753	$2,478,345	$353,279

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Hartford Total Return Bond HLS Fund - Class IA	Hartford Total Return Bond HLS Fund - Class IB	Hartford Ultrashort Bond HLS Fund - Class IA	Hartford Ultrashort Bond HLS Fund - Class IB	Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A
Operations:
Net investment income (loss)	$314,672	$76,887	$74,557	$57,429	$5,329
Net realized gain (loss) on security transactions	(168,415)	(26,430)	4,038	13,844	23,546
Realized gain distributions	—	—	—	—	35,951
Change in net unrealized appreciation (depreciation) on investments	275,494	52,788	(18,006)	(17,973)	25,700
Net increase (decrease) in net assets resulting from operations	421,751	103,245	60,589	53,300	90,526

Unit transactions:
Purchases	85,077	165,215	59,379	109,845	16,162
Net transfers	15,652	(5,172)	21,111	656,626	5,210
Surrenders for benefit payments and fees	(1,163,507)	(344,348)	(240,634)	(982,867)	(83,833)
Contract maintenance charges	(1,165)	(881)	(182)	(1,794)	(208)
Other, net	3,591	2,572	—	5,729	(2,532)
Net increase (decrease) in net assets resulting from unit transactions	(1,060,352)	(182,614)	(160,326)	(212,461)	(65,201)
Net increase (decrease) in net assets	(638,601)	(79,369)	(99,737)	(159,161)	25,325

Net Assets:
Beginning of Period	6,646,192	1,694,780	1,613,896	1,636,942	580,813
End of Period	$6,007,591	$1,615,411	$1,514,159	$1,477,781	$606,138

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco American Franchise Fund - Class A	Invesco Balanced-Risk Commodity Strategy Fund - Class A	Invesco Comstock Fund - Class A	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y
Operations:
Net investment income (loss)	$(6,364)	$1,319	$44,919	$(7,199)	$4,813
Net realized gain (loss) on security transactions	17,943	74	189,559	24,410	18,152
Realized gain distributions	133,066	626	260,623	610,074	229,663
Change in net unrealized appreciation (depreciation) on investments	(52,115)	665	125,367	(151,595)	(67,025)
Net increase (decrease) in net assets resulting from operations	92,530	2,684	620,468	475,690	185,603

Unit transactions:
Purchases	69,996	1,233	143,681	204,377	—
Net transfers	12,996	(468)	(58,316)	(158,914)	2,289
Surrenders for benefit payments and fees	(86,970)	(6,762)	(928,373)	(417,195)	(112,872)
Contract maintenance charges	(519)	(37)	(1,998)	(1,725)	(77)
Other, net	(5,081)	—	(4,056)	2,429	616
Net increase (decrease) in net assets resulting from unit transactions	(9,578)	(6,034)	(849,062)	(371,028)	(110,044)
Net increase (decrease) in net assets	82,952	(3,350)	(228,594)	104,662	75,559

Net Assets:
Beginning of Period	996,434	15,550	4,149,788	1,957,385	706,295
End of Period	$1,079,386	$12,200	$3,921,194	$2,062,047	$781,854

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Discovery Large Cap Fund - Class A	Invesco Discovery Mid Cap Growth Fund - Class A	Invesco Diversified Dividend Fund - Investor Class	Invesco Dividend Income Fund - Class A	Invesco Equity and Income Fund - Class A
Operations:
Net investment income (loss)	$(5,042)	$(9,495)	$2,827	$60	$139,410
Net realized gain (loss) on security transactions	24,319	20,618	193	643	188,778
Realized gain distributions	109,346	88,901	48,857	2,946	456,606
Change in net unrealized appreciation (depreciation) on investments	(8,174)	(59,962)	10,587	(68)	395,649
Net increase (decrease) in net assets resulting from operations	120,449	40,062	62,464	3,581	1,180,443

Unit transactions:
Purchases	35,057	47,435	38,942	4,964	214,669
Net transfers	(3,122)	(30,498)	(397)	5,452	(119,468)
Surrenders for benefit payments and fees	(73,915)	(89,673)	(34,520)	(928)	(2,506,881)
Contract maintenance charges	(170)	(699)	(163)	(23)	(3,021)
Other, net	(2,647)	1,110	(2,232)	—	12,427
Net increase (decrease) in net assets resulting from unit transactions	(44,797)	(72,325)	1,630	9,465	(2,402,274)
Net increase (decrease) in net assets	75,652	(32,263)	64,094	13,046	(1,221,831)

Net Assets:
Beginning of Period	1,035,753	1,096,286	424,561	17,865	10,574,384
End of Period	$1,111,405	$1,064,023	$488,655	$30,911	$9,352,553

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Emerging Markets ex-China Fund - Class A (16)	Invesco Emerging Markets ex-China Fund - Class Y (17)	Invesco EQV International Equity Fund - Class A	Invesco Global Core Equity Fund - Class A	Invesco Global Fund - Class A
Operations:
Net investment income (loss)	$9,049	$93,857	$2,772	$(262)	$(21,215)
Net realized gain (loss) on security transactions	543	(48,522)	(5,173)	89	39,780
Realized gain distributions	46,467	347,368	43,608	6,294	1,309,752
Change in net unrealized appreciation (depreciation) on investments	18,680	180,523	(655)	3,538	(468,117)
Net increase (decrease) in net assets resulting from operations	74,739	573,226	40,552	9,659	860,200

Unit transactions:
Purchases	16,527	167,658	26,293	3,399	202,634
Net transfers	(6,625)	(38,592)	8,101	743	19,832
Surrenders for benefit payments and fees	(28,171)	(159,466)	(25,084)	—	(327,875)
Contract maintenance charges	(185)	—	(243)	(14)	(1,129)
Other, net	(1,508)	(4,972)	469	—	(29,497)
Net increase (decrease) in net assets resulting from unit transactions	(19,962)	(35,372)	9,536	4,128	(136,035)
Net increase (decrease) in net assets	54,777	537,854	50,088	13,787	724,165

Net Assets:
Beginning of Period	275,742	1,895,899	279,941	67,396	5,855,327
End of Period	$330,519	$2,433,753	$330,029	$81,183	$6,579,492

(16) Invesco EQV Emerging Markets All Cap Fund - Class A, name changed to Invesco Emerging Markets ex-China Fund - Class A, effective August 22, 2025.
(17) Invesco EQV Emerging Markets All Cap Fund - Class Y, name changed to Invesco Emerging Markets ex-China Fund - Class Y, effective August 22, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Global Opportunities Fund - Class A	Invesco Global Strategic Income Fund - Class A	Invesco Gold & Special Minerals Fund - Class A	Invesco Growth and Income Fund - Class A	Invesco International Bond Fund - Class A
Operations:
Net investment income (loss)	$(305)	$10,975	$(7,187)	$8,188	$104,306
Net realized gain (loss) on security transactions	(13,813)	(3,568)	269,138	(5,566)	(51,567)
Realized gain distributions	—	—	—	144,526	—
Change in net unrealized appreciation (depreciation) on investments	22,247	19,647	1,737,524	145,981	344,426
Net increase (decrease) in net assets resulting from operations	8,129	27,054	1,999,475	293,129	397,165

Unit transactions:
Purchases	11,598	20,388	180,620	214,534	165,798
Net transfers	(749)	(632)	(119,149)	(42,721)	(43,903)
Surrenders for benefit payments and fees	(28,831)	(30,429)	(168,871)	(535,872)	(242,731)
Contract maintenance charges	—	(169)	(886)	(1,729)	(1,098)
Other, net	—	(918)	(3,842)	782	(1,489)
Net increase (decrease) in net assets resulting from unit transactions	(17,982)	(11,760)	(112,128)	(365,006)	(123,423)
Net increase (decrease) in net assets	(9,853)	15,294	1,887,347	(71,877)	273,742

Net Assets:
Beginning of Period	134,062	237,619	1,539,829	2,249,403	2,581,190
End of Period	$124,209	$252,913	$3,427,176	$2,177,526	$2,854,932

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco International Diversified Fund - Class A	Invesco International Growth Fund - Class A (18)	Invesco International Value Fund - Class A (19)	Invesco Main Street All Cap Fund® - Class A	Invesco Main Street Fund® - Class A
Operations:
Net investment income (loss)	$1,167	$(2,036)	$3,926	$(8,861)	$(2,968)
Net realized gain (loss) on security transactions	(1,616)	(13,986)	(830)	28,719	6,046
Realized gain distributions	72,243	171,605	32,591	83,301	35,228
Change in net unrealized appreciation (depreciation) on investments	(31,084)	(82,027)	15,812	169,185	29,984
Net increase (decrease) in net assets resulting from operations	40,710	73,556	51,499	272,344	68,290

Unit transactions:
Purchases	81,442	58,134	6,375	97,223	28,310
Net transfers	6,559	(28,808)	(2)	(1,604)	2,286
Surrenders for benefit payments and fees	(30,506)	(56,517)	(41,364)	(81,672)	(29,802)
Contract maintenance charges	(153)	(343)	(104)	(455)	(272)
Other, net	(1,963)	2,390	68	580	4,237
Net increase (decrease) in net assets resulting from unit transactions	55,379	(25,144)	(35,027)	14,072	4,759
Net increase (decrease) in net assets	96,089	48,412	16,472	286,416	73,049

Net Assets:
Beginning of Period	193,533	525,226	244,549	1,504,474	459,856
End of Period	$289,622	$573,638	$261,021	$1,790,890	$532,905

(18) Invesco Oppenheimer International Growth Fund - Class A, name changed to Invesco International Growth Fund - Class A, effective August 22, 2025.
(19) Invesco EQV European Equity Fund - Class A, name changed to Invesco International Value Fund - Class A, effective August 22, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Main Street Mid Cap Fund® - Class A	Invesco Quality Income Fund - Class A	Invesco Real Estate Fund - Class A	Invesco Real Estate Fund - Class R5	Invesco Rising Dividends Fund - Class A
Operations:
Net investment income (loss)	$(12,112)	$50	$24,074	$11,985	$(75)
Net realized gain (loss) on security transactions	63,542	(61)	(87,885)	(26,384)	324
Realized gain distributions	208,992	—	86,290	21,534	879
Change in net unrealized appreciation (depreciation) on investments	(52,246)	153	(37,083)	(5,339)	798
Net increase (decrease) in net assets resulting from operations	208,176	142	(14,604)	1,796	1,926

Unit transactions:
Purchases	163,303	325	262,303	—	1,138
Net transfers	19,617	—	(97,713)	6,663	(2,000)
Surrenders for benefit payments and fees	(394,548)	(289)	(500,433)	(93,107)	(1,927)
Contract maintenance charges	(968)	(7)	(2,241)	(43)	(9)
Other, net	2,040	(82)	(4,186)	(85)	—
Net increase (decrease) in net assets resulting from unit transactions	(210,556)	(53)	(342,270)	(86,572)	(2,798)
Net increase (decrease) in net assets	(2,380)	89	(356,874)	(84,776)	(872)

Net Assets:
Beginning of Period	2,596,489	1,901	2,499,372	619,528	13,664
End of Period	$2,594,109	$1,990	$2,142,498	$534,752	$12,792

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco Small Cap Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco Small Cap Growth Fund - Investor Class	Invesco Small Cap Value Fund - Class A	Invesco Technology Fund - Investor Class
Operations:
Net investment income (loss)	$(1,643)	$(18,089)	$(4,784)	$(6,598)	$(11,445)
Net realized gain (loss) on security transactions	6,543	(62,400)	(18,786)	28,366	48,772
Realized gain distributions	14,920	229,699	68,656	87,404	347,310
Change in net unrealized appreciation (depreciation) on investments	(7,716)	(34,717)	(7,230)	36,338	(108,487)
Net increase (decrease) in net assets resulting from operations	12,104	114,493	37,856	145,510	276,150

Unit transactions:
Purchases	13,251	204,252	46,657	53,823	106,494
Net transfers	2,842	(62,494)	(35,280)	(30,922)	4,055
Surrenders for benefit payments and fees	(40,501)	(630,730)	(97,043)	(67,975)	(239,652)
Contract maintenance charges	(144)	(944)	(231)	(644)	(331)
Other, net	(405)	(6,926)	(1,964)	(4,433)	(4,695)
Net increase (decrease) in net assets resulting from unit transactions	(24,957)	(496,842)	(87,861)	(50,151)	(134,129)
Net increase (decrease) in net assets	(12,853)	(382,349)	(50,005)	95,359	142,021

Net Assets:
Beginning of Period	188,274	2,814,834	855,459	973,822	1,518,822
End of Period	$175,421	$2,432,485	$805,454	$1,069,181	$1,660,843

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I	Invesco Value Opportunities Fund - Class A	Janus Henderson Balanced Fund - Class S
Operations:
Net investment income (loss)	$226	$(931)	$(308)	$(3,345)	$30,788
Net realized gain (loss) on security transactions	28	1,475	8,012	22,406	157,684
Realized gain distributions	2,289	5,950	2,414	47,510	242,040
Change in net unrealized appreciation (depreciation) on investments	3,177	2,944	(7,637)	18,414	38,835
Net increase (decrease) in net assets resulting from operations	5,720	9,438	2,481	84,985	469,347

Unit transactions:
Purchases	—	—	6,023	18,337	379,076
Net transfers	48,389	(384)	(225)	(2,103)	573,707
Surrenders for benefit payments and fees	—	(14,106)	(8,690)	(70,124)	(729,702)
Contract maintenance charges	—	—	—	(348)	(845)
Other, net	—	—	—	(5)	45,925
Net increase (decrease) in net assets resulting from unit transactions	48,389	(14,490)	(2,892)	(54,243)	268,161
Net increase (decrease) in net assets	54,109	(5,052)	(411)	30,742	737,508

Net Assets:
Beginning of Period	27,189	132,085	69,212	479,277	2,960,231
End of Period	$81,298	$127,033	$68,801	$510,019	$3,697,739

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Fund - Class S	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Forty Fund - Class S	Janus Henderson Forty Portfolio - Institutional Shares
Operations:
Net investment income (loss)	$4,354	$(11,893)	$(200)	$(54,636)	$(18,827)
Net realized gain (loss) on security transactions	4,813	11,746	513	282,087	45,769
Realized gain distributions	10,847	140,449	3,804	1,203,957	556,595
Change in net unrealized appreciation (depreciation) on investments	24,618	(31,303)	(735)	62,011	184,564
Net increase (decrease) in net assets resulting from operations	44,632	108,999	3,382	1,493,419	768,101

Unit transactions:
Purchases	—	171,497	1,806	282,763	2,359
Net transfers	(1)	(50,988)	841	(145,708)	(45,209)
Surrenders for benefit payments and fees	(17,842)	(104,171)	(3,721)	(883,854)	(99,918)
Contract maintenance charges	—	(1,027)	—	(3,467)	—
Other, net	—	(4)	—	(27,054)	—
Net increase (decrease) in net assets resulting from unit transactions	(17,843)	15,307	(1,074)	(777,320)	(142,768)
Net increase (decrease) in net assets	26,789	124,306	2,308	716,099	625,333

Net Assets:
Beginning of Period	314,157	1,869,677	51,864	9,307,055	4,526,879
End of Period	$340,946	$1,993,983	$54,172	$10,023,154	$5,152,212

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Janus Henderson Global Research Fund - Class S	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Mid Cap Value Fund - Class S	Janus Henderson Overseas Fund - Class S	Janus Henderson Overseas Portfolio - Institutional Shares
Operations:
Net investment income (loss)	$(643)	$171	$(1,419)	$6,030	$1,591
Net realized gain (loss) on security transactions	19,015	3,703	8	56,338	347
Realized gain distributions	12,133	32,836	15,484	—	—
Change in net unrealized appreciation (depreciation) on investments	(1,126)	34,105	(4,125)	374,439	44,464
Net increase (decrease) in net assets resulting from operations	29,379	70,815	9,948	436,807	46,402

Unit transactions:
Purchases	4,595	2,679	11,906	109,745	—
Net transfers	2,698	815	(138)	237	44,722
Surrenders for benefit payments and fees	(60,492)	(7,741)	(19,110)	(193,956)	—
Contract maintenance charges	(43)	—	(179)	(776)	—
Other, net	—	—	199	2,317	—
Net increase (decrease) in net assets resulting from unit transactions	(53,242)	(4,247)	(7,322)	(82,433)	44,722
Net increase (decrease) in net assets	(23,863)	66,568	2,626	354,374	91,124

Net Assets:
Beginning of Period	201,671	355,663	190,929	1,654,250	162,171
End of Period	$177,808	$422,231	$193,555	$2,008,624	$253,295

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	John Hancock Small Cap Dynamic Growth Fund - Class A (20)	JPMorgan Core Bond Fund - Class A	JPMorgan Large Cap Growth Fund - Class A	JPMorgan Large Cap Growth Fund - Class R2	JPMorgan Mid Cap Growth Fund - Class R3
Operations:
Net investment income (loss)	$(2,699)	$37,455	$(113)	$(39)	$—
Net realized gain (loss) on security transactions	(3,185)	(21,787)	15,251	2	21,131
Realized gain distributions	119,447	—	78,126	912	135,787
Change in net unrealized appreciation (depreciation) on investments	(112,175)	58,177	1,978	(155)	(35,165)
Net increase (decrease) in net assets resulting from operations	1,388	73,845	95,242	720	121,753

Unit transactions:
Purchases	7,059	110,474	49,877	5,550	—
Net transfers	1,293	(11,223)	22,321	(1)	44,335
Surrenders for benefit payments and fees	(45,261)	(189,526)	(80,000)	—	(182,560)
Contract maintenance charges	(200)	(1,355)	(19)	—	(51)
Other, net	646	(2,136)	(229)	—	(1,479)
Net increase (decrease) in net assets resulting from unit transactions	(36,463)	(93,766)	(8,050)	5,549	(139,755)
Net increase (decrease) in net assets	(35,075)	(19,921)	87,192	6,269	(18,002)

Net Assets:
Beginning of Period	367,568	1,247,605	666,637	2,203	1,524,974
End of Period	$332,493	$1,227,684	$753,829	$8,472	$1,506,972

(20) John Hancock New Opportunities Fund - Class A merged into John Hancock Small Cap Dynamic Growth Fund - Class A on August 22, 2025. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	JPMorgan Small Cap Equity Fund - Class A	JPMorgan Small Cap Growth Fund - Class A	JPMorgan Small Cap Value Fund - Class A	JPMorgan SmartRetirement® 2025 Fund - Class A	JPMorgan SmartRetirement® 2030 Fund - Class A
Operations:
Net investment income (loss)	$(1,528)	$(9,906)	$3,050	$94,576	$113,396
Net realized gain (loss) on security transactions	(2,033)	6,856	(4,455)	41,099	139,565
Realized gain distributions	71,338	62,656	46,276	126,905	151,339
Change in net unrealized appreciation (depreciation) on investments	(79,175)	(11,533)	10,390	135,386	383,866
Net increase (decrease) in net assets resulting from operations	(11,398)	48,073	55,261	397,966	788,166

Unit transactions:
Purchases	34,613	57,691	45,919	371,538	910,977
Net transfers	(971)	(45,478)	(1,414)	(22,617)	(289,492)
Surrenders for benefit payments and fees	(37,666)	(75,047)	(32,449)	(971,008)	(2,233,290)
Contract maintenance charges	(79)	(301)	(91)	(1,098)	(2,563)
Other, net	—	(505)	301	(16,151)	(13,754)
Net increase (decrease) in net assets resulting from unit transactions	(4,103)	(63,640)	12,266	(639,336)	(1,628,122)
Net increase (decrease) in net assets	(15,501)	(15,567)	67,527	(241,370)	(839,956)

Net Assets:
Beginning of Period	374,773	925,092	471,013	3,941,512	6,588,601
End of Period	$359,272	$909,525	$538,540	$3,700,142	$5,748,645

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2035 Fund - Class A	JPMorgan SmartRetirement® 2040 Fund - Class A	JPMorgan SmartRetirement® 2045 Fund - Class A	JPMorgan SmartRetirement® 2050 Fund - Class A	JPMorgan SmartRetirement® 2055 Fund - Class A
Operations:
Net investment income (loss)	$95,311	$105,819	$54,802	$49,923	$29,428
Net realized gain (loss) on security transactions	48,285	151,950	70,994	196,353	62,469
Realized gain distributions	158,918	219,916	137,001	136,652	66,761
Change in net unrealized appreciation (depreciation) on investments	354,302	483,474	374,039	334,368	214,778
Net increase (decrease) in net assets resulting from operations	656,816	961,159	636,836	717,296	373,436

Unit transactions:
Purchases	627,963	892,226	516,468	678,555	458,245
Net transfers	(343,341)	85,432	27,954	(547,555)	(70,929)
Surrenders for benefit payments and fees	(309,247)	(1,078,304)	(409,039)	(938,516)	(292,280)
Contract maintenance charges	(2,476)	(2,839)	(1,944)	(2,352)	(2,869)
Other, net	(7,081)	46,210	(8,978)	23,660	(11,298)
Net increase (decrease) in net assets resulting from unit transactions	(34,182)	(57,275)	124,461	(786,208)	80,869
Net increase (decrease) in net assets	622,634	903,884	761,297	(68,912)	454,305

Net Assets:
Beginning of Period	4,634,229	5,946,406	3,771,688	4,558,553	2,134,276
End of Period	$5,256,863	$6,850,290	$4,532,985	$4,489,641	$2,588,581

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2060 Fund - Class A	JPMorgan SmartRetirement® Income Fund - Class A (21)	JPMorgan U.S. Equity Fund - Class A	JPMorgan U.S. Government Money Market Fund - Reserve Class	Keeley Gabelli Small Cap Dividend Fund - Class A (22)
Operations:
Net investment income (loss)	$1,619	$44,774	$(5,111)	$19,093	$5,626
Net realized gain (loss) on security transactions	750	(21,229)	39,755	—	3,022
Realized gain distributions	2,534	34,258	35,619	—	17,480
Change in net unrealized appreciation (depreciation) on investments	8,200	109,173	5,946	—	(2,535)
Net increase (decrease) in net assets resulting from operations	13,103	166,976	76,209	19,093	23,593

Unit transactions:
Purchases	55,720	121,722	98,205	56,190	8,702
Net transfers	(112)	(95,294)	(236,934)	168,415	(3,879)
Surrenders for benefit payments and fees	—	(266,998)	(25,931)	(69,317)	(96,289)
Contract maintenance charges	(92)	(921)	(466)	(2,488)	(272)
Other, net	(5,378)	4,574	493	2,189	(103)
Net increase (decrease) in net assets resulting from unit transactions	50,138	(236,917)	(164,633)	154,989	(91,841)
Net increase (decrease) in net assets	63,241	(69,941)	(88,424)	174,082	(68,248)

Net Assets:
Beginning of Period	56,740	1,657,738	806,060	635,846	594,455
End of Period	$119,981	$1,587,797	$717,636	$809,928	$526,207

(21) JPMorgan SmartRetirement® 2020 Fund - Class A merged into JPMorgan SmartRetirement® Income Fund - Class A on April 25, 2025. Accordingly, activity above reflects activity inclusive of the merger.
(22) KEELEY Small Cap Dividend Value Fund - Class A, name changed to Keeley Gabelli Small Cap Dividend Fund - Class A, effective June 27, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Income Fund - Admin Class (23)	Loomis Sayles Income Fund - Retail Class (24)	Lord Abbett Affiliated Fund, Inc. - Class A	Lord Abbett Affiliated Fund, Inc. - Class P
Operations:
Net investment income (loss)	$(2,402)	$4,132	$5,990	$427	$(34)
Net realized gain (loss) on security transactions	341	(257)	—	8,817	166
Realized gain distributions	19,773	—	—	23,068	3,917
Change in net unrealized appreciation (depreciation) on investments	1,724	5,746	5,465	16,226	4,080
Net increase (decrease) in net assets resulting from operations	19,436	9,621	11,455	48,538	8,129

Unit transactions:
Purchases	17,880	9,370	—	27,492	1,503
Net transfers	1	4,137	20,067	1,235	(8)
Surrenders for benefit payments and fees	—	(1,619)	—	(44,200)	—
Contract maintenance charges	(2)	(156)	—	(350)	(91)
Other, net	—	(206)	—	1,665	—
Net increase (decrease) in net assets resulting from unit transactions	17,879	11,526	20,067	(14,158)	1,404
Net increase (decrease) in net assets	37,315	21,147	31,522	34,380	9,533

Net Assets:
Beginning of Period	348,043	126,562	122,238	352,368	55,754
End of Period	$385,358	$147,709	$153,760	$386,748	$65,287

(23) Loomis Sayles Bond Fund - ADM Class, name changed to Loomis Sayles Income Fund - Admin Class, effective December 31, 2025.
(24) Loomis Sayles Bond Fund - Retail Class, name changed to Loomis Sayles Income Fund - Retail Class, effective December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Bond-Debenture Fund, Inc. - Class A	Lord Abbett Bond-Debenture Fund, Inc. - Class P	Lord Abbett Developing Growth Fund, Inc. - Class A	Lord Abbett Developing Growth Fund, Inc. - Class P	Lord Abbett Dividend Growth Fund, Inc. - Class A
Operations:
Net investment income (loss)	$90,403	$3,112	$(6,183)	$(27)	$(620)
Net realized gain (loss) on security transactions	(10,197)	(322)	27,778	(1)	18,006
Realized gain distributions	—	2	—	—	6,217
Change in net unrealized appreciation (depreciation) on investments	47,684	1,708	54,907	407	(1,082)
Net increase (decrease) in net assets resulting from operations	127,890	4,500	76,502	379	22,521

Unit transactions:
Purchases	68,294	1,370	54,620	—	5,171
Net transfers	92,842	555	(107,258)	9	12
Surrenders for benefit payments and fees	(199,017)	(3,650)	(72,753)	(1)	(66,308)
Contract maintenance charges	(750)	(10)	(465)	(9)	(196)
Other, net	1,553	—	(5,659)	—	335
Net increase (decrease) in net assets resulting from unit transactions	(37,078)	(1,735)	(131,515)	(1)	(60,986)
Net increase (decrease) in net assets	90,812	2,765	(55,013)	378	(38,465)

Net Assets:
Beginning of Period	1,651,232	61,881	688,318	2,974	187,528
End of Period	$1,742,044	$64,646	$633,305	$3,352	$149,063

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Dividend Growth Fund, Inc. - Class P	Lord Abbett Fundamental Equity Fund, Inc. - Class A	Lord Abbett Fundamental Equity Fund, Inc. - Class P	Lord Abbett Growth Opportunities Fund, Inc. - Class A	Lord Abbett International Equity Fund, Inc. - Class A
Operations:
Net investment income (loss)	$(535)	$(6,477)	$(114)	$(4,852)	$1,803
Net realized gain (loss) on security transactions	246	37,308	2,552	2,846	8,474
Realized gain distributions	3,282	102,532	607	38,816	13,403
Change in net unrealized appreciation (depreciation) on investments	6,716	81,224	(677)	23,059	61,055
Net increase (decrease) in net assets resulting from operations	9,709	214,587	2,368	59,869	84,735

Unit transactions:
Purchases	5,692	58,349	—	25,383	2,267
Net transfers	1	(7,597)	(1)	(6,047)	(36,996)
Surrenders for benefit payments and fees	—	(138,627)	(11,169)	(1,050)	(62,957)
Contract maintenance charges	—	(1,057)	(20)	(103)	(174)
Other, net	—	26	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	5,693	(88,906)	(11,190)	18,183	(97,860)
Net increase (decrease) in net assets	15,402	125,681	(8,822)	78,052	(13,125)

Net Assets:
Beginning of Period	63,745	1,370,943	17,430	474,227	357,898
End of Period	$79,147	$1,496,624	$8,608	$552,279	$344,773

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Lord Abbett Total Return Fund, Inc. - Class A	Lord Abbett Value Opportunities Fund, Inc. - Class A	Lord Abbett Value Opportunities Fund, Inc. - Class P	LVIP American Century Balanced Fund - Standard Class II	LVIP American Century Disciplined Core Value Fund - Standard Class II
Operations:
Net investment income (loss)	$323,058	$(13,455)	$(3,113)	$6,967	$2,261
Net realized gain (loss) on security transactions	(144,735)	(4,019)	(2,709)	13,775	868
Realized gain distributions	—	100,483	21,818	—	—
Change in net unrealized appreciation (depreciation) on investments	307,637	(90,964)	(19,773)	38,792	27,063
Net increase (decrease) in net assets resulting from operations	485,960	(7,955)	(3,777)	59,534	30,192

Unit transactions:
Purchases	348,794	111,337	13,268	—	8,175
Net transfers	(249,607)	(24,979)	130	(84,803)	(1)
Surrenders for benefit payments and fees	(621,331)	(512,850)	(123,885)	(6,538)	(12,104)
Contract maintenance charges	(250)	(1,038)	(150)	—	—
Other, net	12,634	(1,978)	(2,168)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(509,760)	(429,508)	(112,805)	(91,341)	(3,930)
Net increase (decrease) in net assets	(23,800)	(437,463)	(116,582)	(31,807)	26,262

Net Assets:
Beginning of Period	7,178,661	2,210,000	490,011	685,433	215,648
End of Period	$7,154,861	$1,772,537	$373,429	$653,626	$241,910

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	LVIP American Century International Fund - Standard Class II (25)	LVIP American Century Ultra® Fund - Standard Class II	LVIP American Century Value Fund - Standard Class II	Massachusetts Investors Growth Stock Fund - Class A	Massachusetts Investors Trust - Class R3
Operations:
Net investment income (loss)	$379	$(11,344)	$3,523	$4,605	$239
Net realized gain (loss) on security transactions	1,644	49,433	11,803	127,454	27,257
Realized gain distributions	—	139,047	33,458	235,315	101,265
Change in net unrealized appreciation (depreciation) on investments	—	9,837	11,309	(153,564)	(25,817)
Net increase (decrease) in net assets resulting from operations	2,023	186,973	60,093	213,810	102,944

Unit transactions:
Purchases	—	90	12,000	18,416	92,757
Net transfers	8,081	(103,302)	(36,619)	(32,189)	(62,540)
Surrenders for benefit payments and fees	(10,104)	(32,263)	(40,662)	(365,680)	(257,848)
Contract maintenance charges	—	—	—	(138)	(582)
Other, net	—	—	—	(6,509)	(720)
Net increase (decrease) in net assets resulting from unit transactions	(2,023)	(135,475)	(65,281)	(386,100)	(228,933)
Net increase (decrease) in net assets	—	51,498	(5,188)	(172,290)	(125,989)

Net Assets:
Beginning of Period	—	1,647,282	427,734	2,549,069	928,032
End of Period	$—	$1,698,780	$422,546	$2,376,779	$802,043

(25) LVIP American Century International Fund - Standard Class II commenced operations on June 23, 2025, and ceased operations on December 10, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual 40/60 Allocation Fund - Class R4 (26)	MassMutual 80/20 Allocation Fund - Class R4 (27)	MassMutual Blue Chip Growth Fund - Class R4	MassMutual Blue Chip Growth Fund - Class R5	MassMutual Core Bond Fund - Class R4 (28)
Operations:
Net investment income (loss)	$(1)	$—	$4,729	$167,650	$23,563
Net realized gain (loss) on security transactions	14	188,884	(1,703)	(41,394)	(69,522)
Realized gain distributions	—	14,588,111	—	—	763,703
Change in net unrealized appreciation (depreciation) on investments	—	(7,533,426)	(5,127)	(311,496)	(541,118)
Net increase (decrease) in net assets resulting from operations	13	7,243,569	(2,101)	(185,240)	176,626

Unit transactions:
Purchases	37	783,789	7,984	308,308	117,040
Net transfers	(50)	(43,756)	22,148	859,811	(539,403)
Surrenders for benefit payments and fees	—	(4,857,497)	(8,193)	(169,985)	(254,629)
Contract maintenance charges	—	(865)	(12)	—	—
Other, net	—	(3,738)	(538)	(340)	284
Net increase (decrease) in net assets resulting from unit transactions	(13)	(4,122,067)	21,389	997,794	(676,708)
Net increase (decrease) in net assets	—	3,121,502	19,288	812,554	(500,082)

Net Assets:
Beginning of Period	—	45,410,328	123,911	3,241,651	2,301,084
End of Period	$—	$48,531,830	$143,199	$4,054,205	$1,801,002

(26) MassMutual 40/60 Allocation Fund- Class R4 commenced operations on May 6, 2025 and ceased operations on September 12, 2025.
(27) MassMutual 80/20 Allocation Fund - Class R4 ceased operations on September 12, 2025.
(28) MassMutual Total Return Bond Fund - Class R4 merged into MassMutual Core Bond Fund - Class R4 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Core Bond Fund - Class R5 (29)	MassMutual Diversified Value Fund - Class R5 (30)	MassMutual Global Fund - Class R5	MassMutual High Yield Fund - Class R5	MassMutual International Equity Fund - Class R4 (31)
Operations:
Net investment income (loss)	$167,650	$23,563	$—	$179,740	$(16)
Net realized gain (loss) on security transactions	(41,394)	(69,522)	(3,294)	(9,935)	72
Realized gain distributions	—	763,703	91,174	—	—
Change in net unrealized appreciation (depreciation) on investments	176,334	(541,118)	(57,738)	46,577	305
Net increase (decrease) in net assets resulting from operations	302,590	176,626	30,142	216,382	361

Unit transactions:
Purchases	308,308	117,040	42,042	221,477	721
Net transfers	371,981	(539,403)	103,500	243,183	(4,753)
Surrenders for benefit payments and fees	(169,985)	(254,629)	(14,273)	(340,049)	(294)
Contract maintenance charges	—	—	—	—	(13)
Other, net	(340)	284	—	(2,065)	—
Net increase (decrease) in net assets resulting from unit transactions	509,964	(676,708)	131,269	122,546	(4,339)
Net increase (decrease) in net assets	812,554	(500,082)	161,411	338,928	(3,978)

Net Assets:
Beginning of Period	3,241,651	2,301,084	165,941	2,380,124	3,978
End of Period	$4,054,205	$1,801,002	$327,352	$2,719,052	$—

(29) MassMutual Total Return Bond Fund - Class R5 merged into MassMutual Core Bond Fund - Class R5 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.
(30) MassMutual Equity Opportunities Fund - Class R5 merged into MassMutual Diversified Value Fund - Class R5 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.
(31) MassMutual International Equity Fund - Class R4 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Mid Cap Growth Fund - Class R4	MassMutual Mid Cap Growth Fund - Class R5	MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4 (32)	MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4 (33)	MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4 (34)
Operations:
Net investment income (loss)	$(1,272)	$—	$3,062	$8,270	$4,998
Net realized gain (loss) on security transactions	(3,021)	(58,283)	(3,687)	(100,344)	15,970
Realized gain distributions	44,065	227,043	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(34,899)	(120,252)	3,220	107,660	(7,640)
Net increase (decrease) in net assets resulting from operations	4,873	48,508	2,595	15,586	13,328

Unit transactions:
Purchases	6,342	115,008	780	6,932	3,843
Net transfers	13,309	(74,601)	(226,699)	(1,441,575)	(1,340,061)
Surrenders for benefit payments and fees	(8,223)	(180,206)	—	—	(5,598)
Contract maintenance charges	(102)	—	(32)	(26)	(110)
Other, net	(905)	(6,604)	—	199	810
Net increase (decrease) in net assets resulting from unit transactions	10,421	(146,403)	(225,951)	(1,434,470)	(1,341,116)
Net increase (decrease) in net assets	15,294	(97,895)	(223,356)	(1,418,884)	(1,327,788)

Net Assets:
Beginning of Period	163,570	1,390,280	223,356	1,418,884	1,327,788
End of Period	$178,864	$1,292,385	$—	$—	$—

(32) MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4 ceased operations on January 24, 2025.
(33) MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4 ceased operations on January 24, 2025.
(34) MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4 ceased operations on January 24, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4 (35)	MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4 (36)	MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4 (37)	MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4 (38)	MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4 (39)
Operations:
Net investment income (loss)	$20,267	$11,014	$13,016	$3,441	$2,330
Net realized gain (loss) on security transactions	(86,776)	42,622	(80,731)	(2,219)	(11,397)
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	121,693	(14,533)	112,798	12,315	21,484
Net increase (decrease) in net assets resulting from operations	55,184	39,103	45,083	13,537	12,417

Unit transactions:
Purchases	22,794	17,689	33,178	8,058	9,102
Net transfers	(2,291,944)	(3,168,208)	(1,842,497)	(766,723)	(524,277)
Surrenders for benefit payments and fees	(199)	—	(76,198)	—	—
Contract maintenance charges	(82)	(157)	(214)	(151)	(193)
Other, net	594	140	—	187	389
Net increase (decrease) in net assets resulting from unit transactions	(2,268,837)	(3,150,536)	(1,885,731)	(758,629)	(514,979)
Net increase (decrease) in net assets	(2,213,653)	(3,111,433)	(1,840,648)	(745,092)	(502,562)

Net Assets:
Beginning of Period	2,213,653	3,111,433	1,840,648	745,092	502,562
End of Period	$—	$—	$—	$—	$—

(35) MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4 ceased operations on January 24, 2025.
(36) MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4 ceased operations on January 24, 2025.
(37) MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4 ceased operations on January 24, 2025.
(38) MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4 ceased operations on January 24, 2025.
(39) MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4 ceased operations on January 24, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4 (40)	MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4 (41)	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3 (42)	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3 (43)	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3 (44)
Operations:
Net investment income (loss)	$6,550	$583	$—	$(1,301)	$(23)
Net realized gain (loss) on security transactions	(30,870)	(1,881)	1	17,125	478
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	29,426	3,411	1	(2,328)	84
Net increase (decrease) in net assets resulting from operations	5,106	2,113	2	13,496	539

Unit transactions:
Purchases	2,990	4,731	—	6,040	—
Net transfers	(356,032)	(164,877)	(36)	(194,250)	(7,048)
Surrenders for benefit payments and fees	—	—	—	—	—
Contract maintenance charges	(2)	(26)	(15)	—	(8)
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(353,044)	(160,172)	(51)	(188,210)	(7,056)
Net increase (decrease) in net assets	(347,938)	(158,059)	(49)	(174,714)	(6,517)

Net Assets:
Beginning of Period	347,938	158,059	49	174,714	6,517
End of Period	$—	$—	$—	$—	$—

(40) MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4 ceased operations on January 24, 2025.
(41) MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4 ceased operations on January 24, 2025.
(42) MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3 ceased operations on September 12, 2025.
(43) MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3 ceased operations on September 12, 2025.
(44) MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3 (45)	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3 (46)	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3 (47)	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3 (48)	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3 (49)
Operations:
Net investment income (loss)	$(3,642)	$(2,024)	$(1,305)	$(155)	$(1,181)
Net realized gain (loss) on security transactions	58,800	38,196	18,195	2,695	20,084
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(19,322)	(12,955)	(777)	(577)	(4,793)
Net increase (decrease) in net assets resulting from operations	35,836	23,217	16,113	1,963	14,110

Unit transactions:
Purchases	13,890	634	14,184	4,087	12,321
Net transfers	(488,205)	(283,186)	(192,728)	(14,727)	(168,199)
Surrenders for benefit payments and fees	—	—	—	(5,375)	—
Contract maintenance charges	(42)	(37)	(82)	(63)	(146)
Other, net	—	—	—	(3,108)	—
Net increase (decrease) in net assets resulting from unit transactions	(474,357)	(282,589)	(178,626)	(19,186)	(156,024)
Net increase (decrease) in net assets	(438,521)	(259,372)	(162,513)	(17,223)	(141,914)

Net Assets:
Beginning of Period	438,521	259,372	162,513	17,223	141,914
End of Period	$—	$—	$—	$—	$—

(45) MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3 ceased operations on September 12, 2025.
(46) MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3 ceased operations on September 12, 2025.
(47) MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3 ceased operations on September 12, 2025.
(48) MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3 ceased operations on September 12, 2025.
(49) MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3 (50)	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3 (51)	MassMutual Small Cap Growth Equity Fund - Class R4	MassMutual Small Cap Opportunities Fund - Class R4	MassMutual Small Cap Opportunities Fund - Class R5
Operations:
Net investment income (loss)	$(370)	$(553)	$(241)	$(159)	$4,042
Net realized gain (loss) on security transactions	5,586	10,427	(28,564)	12,256	7,860
Realized gain distributions	—	—	637,801	16,621	63,127
Change in net unrealized appreciation (depreciation) on investments	(652)	(2,782)	(364,708)	(5,980)	(16,575)
Net increase (decrease) in net assets resulting from operations	4,564	7,092	244,288	22,738	58,454

Unit transactions:
Purchases	2,130	17,459	114	14,683	98,669
Net transfers	(49,522)	(80,225)	(28,270)	(15,183)	(40,602)
Surrenders for benefit payments and fees	—	—	(295,045)	(268,372)	(18,528)
Contract maintenance charges	(31)	(53)	(73)	(61)	—
Other, net	—	—	(2,371)	2,154	(2,048)
Net increase (decrease) in net assets resulting from unit transactions	(47,423)	(62,819)	(325,645)	(266,779)	37,491
Net increase (decrease) in net assets	(42,859)	(55,727)	(81,357)	(244,041)	95,945

Net Assets:
Beginning of Period	42,859	55,727	2,421,429	403,184	653,094
End of Period	$—	$—	$2,340,072	$159,143	$749,039

(50) MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3 ceased operations on September 12, 2025.
(51) MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3 ceased operations on September 12, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MassMutual Strategic Emerging Markets Fund - Class R4 (52)	MFS® Core Equity Fund - Class A	MFS® Core Equity Fund - Class R3	MFS® Emerging Markets Debt Fund - Class R3	MFS® Government Securities Fund - Class R3
Operations:
Net investment income (loss)	$(10)	$1,967	$(209)	$4,712	$116,836
Net realized gain (loss) on security transactions	(2,948)	28,186	3,422	(1,064)	(194,417)
Realized gain distributions	—	318,785	1,024	—	—
Change in net unrealized appreciation (depreciation) on investments	2,757	(55,183)	(3,179)	7,775	314,174
Net increase (decrease) in net assets resulting from operations	(201)	293,755	1,058	11,423	236,593

Unit transactions:
Purchases	127	499	3,790	10,971	343,229
Net transfers	(13,067)	565	(19,602)	10,429	(305,097)
Surrenders for benefit payments and fees	(112)	(64,954)	(18,191)	(11,444)	(1,792,573)
Contract maintenance charges	(3)	(67)	(36)	(148)	(2,820)
Other, net	—	—	450	244	(4,049)
Net increase (decrease) in net assets resulting from unit transactions	(13,055)	(63,957)	(33,589)	10,052	(1,761,310)
Net increase (decrease) in net assets	(13,256)	229,798	(32,531)	21,475	(1,524,717)

Net Assets:
Beginning of Period	13,256	2,531,435	41,796	93,682	3,965,971
End of Period	$—	$2,761,233	$9,265	$115,157	$2,441,254

(52) MassMutual Strategic Emerging Markets Fund - Class R4 ceased operations on January 24, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® Growth Fund - Class R3	MFS® High Income Fund - Class A	MFS® High Yield Portfolio - Initial Class	MFS® International Growth Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3
Operations:
Net investment income (loss)	$(8,203)	$25,069	$629	$(1,228)	$340,382
Net realized gain (loss) on security transactions	57,225	(11,790)	(48)	14,133	63,419
Realized gain distributions	152,851	—	—	13,553	1,360,414
Change in net unrealized appreciation (depreciation) on investments	(100,263)	20,213	515	28,549	3,892,074
Net increase (decrease) in net assets resulting from operations	101,610	33,492	1,096	55,007	5,656,289

Unit transactions:
Purchases	106,095	14,843	5,875	29,662	710,117
Net transfers	3,343	(394)	19,354	(7,096)	(525,027)
Surrenders for benefit payments and fees	(355,134)	(122,778)	(2,332)	(61,250)	(2,080,559)
Contract maintenance charges	(37)	(64)	—	(103)	(632)
Other, net	(7,206)	(3,505)	—	(910)	12,299
Net increase (decrease) in net assets resulting from unit transactions	(252,939)	(111,898)	22,897	(39,697)	(1,883,802)
Net increase (decrease) in net assets	(151,329)	(78,406)	23,993	15,310	3,772,487

Net Assets:
Beginning of Period	996,608	497,823	11,670	293,845	18,134,866
End of Period	$845,279	$419,417	$35,663	$309,155	$21,907,353

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® International New Discovery Fund - Class A	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	MFS® Mid Cap Growth Fund - Class A	MFS® New Discovery Fund - Class R3	MFS® Research International Fund - Class R3
Operations:
Net investment income (loss)	$2,918	$(244)	$(4,270)	$(776)	$28,393
Net realized gain (loss) on security transactions	2,592	341	45,031	(16,286)	172,889
Realized gain distributions	4,540	8,426	72,772	—	97,902
Change in net unrealized appreciation (depreciation) on investments	34,618	(3,443)	(96,807)	527,019	259,885
Net increase (decrease) in net assets resulting from operations	44,668	5,080	16,726	509,957	559,069

Unit transactions:
Purchases	13,346	3,525	9,994	252,898	270,206
Net transfers	(5,032)	—	(727)	(61,651)	(144,570)
Surrenders for benefit payments and fees	(59,032)	(3,932)	(96,022)	(442,436)	(605,534)
Contract maintenance charges	(97)	—	(316)	(89)	(3,433)
Other, net	(552)	—	1,572	(3,385)	(6,219)
Net increase (decrease) in net assets resulting from unit transactions	(51,367)	(407)	(85,499)	(254,663)	(489,550)
Net increase (decrease) in net assets	(6,699)	4,673	(68,773)	255,294	69,519

Net Assets:
Beginning of Period	300,320	56,423	575,208	4,270,123	2,847,732
End of Period	$293,621	$61,096	$506,435	$4,525,417	$2,917,251

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® Technology Fund - Class R3	MFS® Total Return Bond Fund - Class R3	MFS® Total Return Fund - Class R3	MFS® Utilities Fund - Class A	MFS® Utilities Fund - Class R3
Operations:
Net investment income (loss)	$(2,647)	$26,739	$58,806	$27,829	$28,757
Net realized gain (loss) on security transactions	4,162	(8,065)	32,277	12,598	53,609
Realized gain distributions	61,712	—	175,891	42,490	48,408
Change in net unrealized appreciation (depreciation) on investments	(3,996)	29,585	29,066	162,802	155,164
Net increase (decrease) in net assets resulting from operations	59,231	48,259	296,040	245,719	285,938

Unit transactions:
Purchases	21,356	111,889	385,931	51,787	140,857
Net transfers	(467)	143,221	(135,441)	(6,173)	85,314
Surrenders for benefit payments and fees	(11,197)	(210,359)	(810,597)	(150,633)	(452,792)
Contract maintenance charges	(176)	(884)	(571)	(324)	(502)
Other, net	(196)	(11,921)	(2,157)	(8,625)	3,454
Net increase (decrease) in net assets resulting from unit transactions	9,320	31,946	(562,835)	(113,968)	(223,669)
Net increase (decrease) in net assets	68,551	80,205	(266,795)	131,751	62,269

Net Assets:
Beginning of Period	377,657	744,657	3,248,722	1,807,552	2,160,482
End of Period	$446,208	$824,862	$2,981,927	$1,939,303	$2,222,751

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	MFS® Utilities Series - Initial Class	MFS® Value Fund - Class A	MFS® Value Fund - Class R3	MM S&P 500® Index Fund - Class R4	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A
Operations:
Net investment income (loss)	$2,094	$92,786	$50,733	$(1,033)	$(1,293)
Net realized gain (loss) on security transactions	804	152,067	419,997	(68,281)	17,824
Realized gain distributions	1,257	474,173	275,122	138,823	16,364
Change in net unrealized appreciation (depreciation) on investments	8,368	69,424	(196,974)	35,722	(14,045)
Net increase (decrease) in net assets resulting from operations	12,523	788,450	548,878	105,231	18,850

Unit transactions:
Purchases	—	38,250	389,531	169,400	26,842
Net transfers	1	(32,378)	(508,683)	(313,815)	(22,697)
Surrenders for benefit payments and fees	(4,411)	(733,090)	(1,832,388)	(56,774)	(45,980)
Contract maintenance charges	—	(464)	(2,776)	(614)	(115)
Other, net	—	351	(21,883)	(1,352)	(591)
Net increase (decrease) in net assets resulting from unit transactions	(4,410)	(727,331)	(1,976,199)	(203,155)	(42,541)
Net increase (decrease) in net assets	8,113	61,119	(1,427,321)	(97,924)	(23,691)

Net Assets:
Beginning of Period	87,457	6,538,630	5,220,658	1,049,731	189,759
End of Period	$95,570	$6,599,749	$3,793,337	$951,807	$166,068

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Neuberger Quality Equity Fund - Class A (53)	Neuberger Quality Equity Fund - Trust Class (54)	NexPoint Merger Arbitrage Fund - Class A	Nomura Asset Strategy Fund - Class Y (55)	Nomura Diversified Income Fund - Class A (56)
Operations:
Net investment income (loss)	$(11,376)	$(748)	$1,056	$(224)	$19,371
Net realized gain (loss) on security transactions	42,496	6,962	(31)	441	(13,042)
Realized gain distributions	43,110	11,312	—	56,933	—
Change in net unrealized appreciation (depreciation) on investments	204,399	47,095	541	44,056	29,068
Net increase (decrease) in net assets resulting from operations	278,629	64,621	1,566	101,206	35,397

Unit transactions:
Purchases	119,785	1,685	1,818	25,599	24,927
Net transfers	(17,153)	106,430	2	(260)	46,791
Surrenders for benefit payments and fees	(211,575)	(27,565)	(26,091)	(234,651)	(165,389)
Contract maintenance charges	(788)	(107)	(64)	(112)	(118)
Other, net	(308)	—	1,477	350	(1,872)
Net increase (decrease) in net assets resulting from unit transactions	(110,039)	80,443	(22,858)	(209,074)	(95,661)
Net increase (decrease) in net assets	168,590	145,064	(21,292)	(107,868)	(60,264)

Net Assets:
Beginning of Period	1,698,333	345,860	45,227	701,121	544,386
End of Period	$1,866,923	$490,924	$23,935	$593,253	$484,122

(53) Neuberger Berman Sustainable Equity Fund Class A, name changed to Neuberger Quality Equity Fund - Class A, effective July 28, 2025.
(54) Neuberger Berman Sustainable Equity Fund - Trust Class, name changed to Neuberger Quality Equity Fund - Trust Class, effective July 28, 2025.
(55) Macquarie Asset Strategy Fund - Class Y, name changed to Nomura Asset Strategy Fund - Class Y, effective December 01, 2025.
(56) Macquarie Diversified Income Fund - Class A, name changed to Nomura Diversified Income Fund - Class A, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Nomura Extended Duration Bond Fund - Class A (57)	Nomura Large Cap Growth Fund - Class Y (58)	Nomura Natural Resources Fund - Class Y (59)	Nomura Science and Technology Fund - Class Y (60)	Nomura Small Cap Growth Fund - Class Y (61)
Operations:
Net investment income (loss)	$2,201	$(5,810)	$(8,335)	$(18,141)	$(785)
Net realized gain (loss) on security transactions	(179)	42,783	12,014	20,383	5,799
Realized gain distributions	—	46,638	—	330,007	37,052
Change in net unrealized appreciation (depreciation) on investments	672	(30,850)	301,491	303,515	29,303
Net increase (decrease) in net assets resulting from operations	2,694	52,761	305,170	635,764	71,369

Unit transactions:
Purchases	1,267	28,428	52,916	131,957	57,033
Net transfers	2,891	11,242	(16,644)	(69,706)	(121,282)
Surrenders for benefit payments and fees	(61)	(118,806)	(108,544)	(155,016)	(338,479)
Contract maintenance charges	(13)	(337)	(1,015)	(1,657)	(276)
Other, net	—	355	(2,701)	(4,093)	(1,080)
Net increase (decrease) in net assets resulting from unit transactions	4,084	(79,118)	(75,988)	(98,515)	(404,084)
Net increase (decrease) in net assets	6,778	(26,357)	229,182	537,249	(332,715)

Net Assets:
Beginning of Period	48,496	655,523	877,798	1,955,501	665,921
End of Period	$55,274	$629,166	$1,106,980	$2,492,750	$333,206

(57) Macquarie Extended Duration Bond Fund - Class A, name changed to Nomura Extended Duration Bond Fund - Class A, effective December 01, 2025.
(58) Macquarie Large Cap Growth Fund - Class Y, name changed to Nomura Large Cap Growth Fund - Class Y, effective December 01, 2025.
(59) Macquarie Natural Resources Fund - Class Y, name changed to Nomura Natural Resources Fund - Class Y, effective December 01, 2025.
(60) Macquarie Science and Technology Fund - Class Y, name changed to Nomura Science and Technology Fund - Class Y, effective December 01, 2025.
(61) Macquarie Small Cap Growth Fund - Class Y, name changed to Nomura Small Cap Growth Fund - Class Y, effective December 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	North Square Spectrum Alpha Fund - Class A	Nuveen Bond Index Fund - Retirement Class	Nuveen Equity Index Fund - Retirement Class	Nuveen International Value Fund - Class A	Nuveen Large Cap Growth Index Fund - Retirement Class
Operations:
Net investment income (loss)	$(895)	$16,768	$57,335	$(465)	$9,528
Net realized gain (loss) on security transactions	(2,437)	(5,112)	576,427	5,342	393,425
Realized gain distributions	—	—	82,811	—	196,303
Change in net unrealized appreciation (depreciation) on investments	10,026	21,026	406,522	7,189	279,152
Net increase (decrease) in net assets resulting from operations	6,694	32,682	1,123,095	12,066	878,408

Unit transactions:
Purchases	6,305	94,130	528,915	3,833	377,238
Net transfers	1,225	(2,453)	(352,358)	(31,986)	(74,303)
Surrenders for benefit payments and fees	(6,251)	(54,297)	(928,486)	(6,769)	(412,450)
Contract maintenance charges	(75)	(220)	(717)	(41)	(280)
Other, net	(908)	2,349	10,040	303	7,030
Net increase (decrease) in net assets resulting from unit transactions	296	39,509	(742,606)	(34,660)	(102,765)
Net increase (decrease) in net assets	6,990	72,191	380,489	(22,594)	775,643

Net Assets:
Beginning of Period	78,328	542,547	6,795,252	67,561	4,523,428
End of Period	$85,318	$614,738	$7,175,741	$44,967	$5,299,071

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Nuveen Large Cap Value Index Fund - Retirement Class	Nuveen Small Cap Select Fund - Class A	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A (62)	PGIM Jennison Focused Growth Fund - Class A	PGIM Jennison Mid-Cap Growth Fund - Class A
Operations:
Net investment income (loss)	$69,428	$(213)	$(987)	$(2,177)	$(6,195)
Net realized gain (loss) on security transactions	135,748	1,777	(1,053)	11,770	(23,609)
Realized gain distributions	170,747	825	9,961	8,468	67,882
Change in net unrealized appreciation (depreciation) on investments	235,199	(627)	609	11,129	(60,614)
Net increase (decrease) in net assets resulting from operations	611,122	1,762	8,530	29,190	(22,536)

Unit transactions:
Purchases	243,128	2,213	14,851	20,628	39,103
Net transfers	62,855	245	(17,525)	(7,726)	6,426
Surrenders for benefit payments and fees	(404,018)	(2,580)	(36,208)	(20,740)	(43,928)
Contract maintenance charges	(371)	(20)	(17)	(127)	(446)
Other, net	11,530	—	—	243	1,407
Net increase (decrease) in net assets resulting from unit transactions	(86,876)	(142)	(38,899)	(7,722)	2,562
Net increase (decrease) in net assets	524,246	1,620	(30,369)	21,468	(19,974)

Net Assets:
Beginning of Period	3,992,889	21,809	114,536	189,606	654,433
End of Period	$4,517,135	$23,429	$84,167	$211,074	$634,459

(62) Nuveen Mid Cap Growth Opportunities Fund - Class A, name changed to Nuveen Small/Mid Cap Growth Opportunities Fund - Class A, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	PGIM Jennison Natural Resources Fund - Class A	PIMCO Emerging Markets Bond Fund - Class A	PIMCO Real Return Fund - Admin Class	PIMCO Real Return Fund - Class A	PIMCO Total Return ESG Fund - Admin Class
Operations:
Net investment income (loss)	$5	$20,250	$80,553	$127,735	$131,638
Net realized gain (loss) on security transactions	1,919	(9,145)	(33,689)	(59,240)	(69,035)
Realized gain distributions	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	1,146	34,749	122,035	242,955	222,570
Net increase (decrease) in net assets resulting from operations	3,070	45,854	168,899	311,450	285,173

Unit transactions:
Purchases	1,309	9,853	—	322,009	523,974
Net transfers	(10,300)	(32,298)	(5,052)	101,116	72,910
Surrenders for benefit payments and fees	—	(31,641)	(354,732)	(875,569)	(503,878)
Contract maintenance charges	(13)	(238)	(40)	(3,020)	(3)
Other, net	137	(47)	3,141	6,340	(13,660)
Net increase (decrease) in net assets resulting from unit transactions	(8,867)	(54,371)	(356,683)	(449,124)	79,343
Net increase (decrease) in net assets	(5,797)	(8,517)	(187,784)	(137,674)	364,516

Net Assets:
Beginning of Period	13,939	359,083	2,256,061	4,703,907	3,304,572
End of Period	$8,142	$350,566	$2,068,277	$4,566,233	$3,669,088

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	PIMCO Total Return Fund - Administrative Class	PIMCO Total Return Fund - Class A	Putnam Core Equity Fund - Class A	Putnam High Yield Fund - Class A	Putnam International Equity Fund - Class A
Operations:
Net investment income (loss)	$48,830	$296,427	$(1,048)	$32,667	$(45)
Net realized gain (loss) on security transactions	(22,283)	(238,520)	44,660	(13,736)	3,703
Realized gain distributions	—	—	5,421	—	154
Change in net unrealized appreciation (depreciation) on investments	71,458	608,753	2,758	28,092	(30)
Net increase (decrease) in net assets resulting from operations	98,005	666,660	51,791	47,023	3,782

Unit transactions:
Purchases	—	714,305	—	56,836	5,214
Net transfers	6,150	53,030	680	(37,004)	810
Surrenders for benefit payments and fees	(104,623)	(1,737,272)	(208,583)	(241,855)	(19,238)
Contract maintenance charges	(33)	(6,995)	(302)	(229)	(7)
Other, net	783	8,622	—	449	—
Net increase (decrease) in net assets resulting from unit transactions	(97,723)	(968,310)	(208,205)	(221,803)	(13,221)
Net increase (decrease) in net assets	282	(301,650)	(156,414)	(174,780)	(9,439)

Net Assets:
Beginning of Period	1,136,579	8,667,529	488,949	672,873	11,548
End of Period	$1,136,861	$8,365,879	$332,535	$498,093	$2,109

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Putnam International Small Cap Fund - Class A (63)	Putnam Large Cap Growth Fund - Class A	Putnam Large Cap Value Fund - Class A	Putnam Small Cap Growth Fund - Class A	Putnam Sustainable Leaders Fund - Class A
Operations:
Net investment income (loss)	$9,661	$(52)	$17,588	$(1,711)	$(87)
Net realized gain (loss) on security transactions	3,027	76	327,838	22,898	11
Realized gain distributions	12,510	246	70,076	897	1,189
Change in net unrealized appreciation (depreciation) on investments	22,445	248	22,296	(4,878)	(57)
Net increase (decrease) in net assets resulting from operations	47,643	518	437,798	17,206	1,056

Unit transactions:
Purchases	11,034	75	109,398	15,150	2,608
Net transfers	(2,657)	—	48,971	1,571	(6)
Surrenders for benefit payments and fees	(16,398)	—	(1,596,151)	(80,971)	—
Contract maintenance charges	(108)	(13)	(672)	(150)	(12)
Other, net	—	—	6,895	(1,236)	—
Net increase (decrease) in net assets resulting from unit transactions	(8,129)	62	(1,431,559)	(65,636)	2,590
Net increase (decrease) in net assets	39,514	580	(993,761)	(48,430)	3,646

Net Assets:
Beginning of Period	168,700	4,005	2,722,767	258,172	8,093
End of Period	$208,214	$4,585	$1,729,006	$209,742	$11,739

(63) Putnam International Capital Opportunities Fund - Class A, name changed to Putnam International Small Cap Fund - Class A, effective September 30, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB
Operations:
Net investment income (loss)	$(131)	$28	$8,802	$(34)	$(260)
Net realized gain (loss) on security transactions	51	649	(2,768)	(2,181)	3,732
Realized gain distributions	—	—	—	12,927	63,542
Change in net unrealized appreciation (depreciation) on investments	25,805	8,747	5,763	(5,314)	(13,660)
Net increase (decrease) in net assets resulting from operations	25,725	9,424	11,797	5,398	53,354

Unit transactions:
Purchases	2,985	—	5,875	—	8,560
Net transfers	52,936	69,342	1	(5,389)	(9,462)
Surrenders for benefit payments and fees	—	(9,180)	(23,948)	(9,179)	(3,387)
Contract maintenance charges	—	—	—	—	—
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	55,921	60,162	(18,072)	(14,568)	(4,289)
Net increase (decrease) in net assets	81,646	69,586	(6,275)	(9,170)	49,065

Net Assets:
Beginning of Period	71,532	7,551	161,947	153,261	555,929
End of Period	$153,178	$77,137	$155,672	$144,091	$604,994

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Royce Small-Cap Total Return Fund - Service Class	Royce Small-Cap Value Fund - Service Class	Royce Smaller-Companies Growth Fund - Service Class	Russell Investments LifePoints® Aggressive Strategy Fund - Class R1 (64)	Russell Investments LifePoints® Balanced Strategy Fund - Class R1
Operations:
Net investment income (loss)	$552	$(613)	$5,895	$609	$1,485
Net realized gain (loss) on security transactions	(33,586)	174	(9,327)	110	109
Realized gain distributions	90,081	13,482	64,290	5,218	3,233
Change in net unrealized appreciation (depreciation) on investments	(39,875)	(4,508)	22,032	2,852	5,044
Net increase (decrease) in net assets resulting from operations	17,172	8,535	82,890	8,789	9,871

Unit transactions:
Purchases	70,340	10,040	5,533	—	—
Net transfers	43,270	2,574	—	2	3
Surrenders for benefit payments and fees	(174,477)	(885)	(64,300)	—	(1,640)
Contract maintenance charges	(842)	(25)	(145)	(404)	(186)
Other, net	870	(885)	302	—	—
Net increase (decrease) in net assets resulting from unit transactions	(60,839)	10,819	(58,610)	(402)	(1,823)
Net increase (decrease) in net assets	(43,667)	19,354	24,280	8,387	8,048

Net Assets:
Beginning of Period	888,087	138,722	471,926	53,475	69,523
End of Period	$844,420	$158,076	$496,206	$61,862	$77,571

(64) Russell Investments Lifepoints® Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Aggressive Strategy Fund - Class R1, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Russell Investments LifePoints® Conservative Strategy Fund - Class R1	Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1 (65)	Russell Investments LifePoints® Moderate Strategy Fund - Class R1	State Street S&P 500 Index Fund - Class N	T. Rowe Price Equity Income Fund - R Class
Operations:
Net investment income (loss)	$300	$1	$262	$14,958	$4,254
Net realized gain (loss) on security transactions	(10)	—	178	285,007	31,344
Realized gain distributions	1	2	—	210,784	12,049
Change in net unrealized appreciation (depreciation) on investments	432	5	646	63,322	88,314
Net increase (decrease) in net assets resulting from operations	723	8	1,086	574,071	135,961

Unit transactions:
Purchases	—	—	—	178,202	95,899
Net transfers	(2)	(4)	—	267,565	11,685
Surrenders for benefit payments and fees	—	—	(1,366)	(1,741,551)	(292,000)
Contract maintenance charges	(37)	—	(112)	(1,516)	(791)
Other, net	—	—	—	(2,298)	3,302
Net increase (decrease) in net assets resulting from unit transactions	(39)	(4)	(1,478)	(1,299,598)	(181,905)
Net increase (decrease) in net assets	684	4	(392)	(725,527)	(45,944)

Net Assets:
Beginning of Period	8,185	21	9,519	3,818,275	1,143,215
End of Period	$8,869	$25	$9,127	$3,092,748	$1,097,271

(65) Russell Investments Lifepoints® Equity Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1, effective February 28, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Growth Stock Fund - R Class	T. Rowe Price Retirement 2010 Fund - R Class	T. Rowe Price Retirement 2020 Fund - R Class	T. Rowe Price Retirement 2030 Fund - R Class	T. Rowe Price Retirement 2035 Fund - R Class
Operations:
Net investment income (loss)	$(50,085)	$10,777	$127,252	$213,271	$492
Net realized gain (loss) on security transactions	261,208	(5,759)	(39,389)	329,192	1,089
Realized gain distributions	676,359	15,275	216,017	582,657	1,301
Change in net unrealized appreciation (depreciation) on investments	(272,757)	32,567	491,628	998,981	769
Net increase (decrease) in net assets resulting from operations	614,725	52,860	795,508	2,124,101	3,651

Unit transactions:
Purchases	423,791	55,064	231,140	1,409,670	15,488
Net transfers	(174,783)	2,749	(102,094)	277,193	24,348
Surrenders for benefit payments and fees	(697,219)	(11,703)	(1,184,198)	(3,867,391)	(13,977)
Contract maintenance charges	(2,894)	(523)	(3,894)	(8,055)	(205)
Other, net	(3,654)	891	(964)	(7,778)	—
Net increase (decrease) in net assets resulting from unit transactions	(454,759)	46,478	(1,060,010)	(2,196,361)	25,654
Net increase (decrease) in net assets	159,966	99,338	(264,502)	(72,260)	29,305

Net Assets:
Beginning of Period	4,736,142	506,276	7,483,230	17,814,678	15,464
End of Period	$4,896,108	$605,614	$7,218,728	$17,742,418	$44,769

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2040 Fund - R Class	T. Rowe Price Retirement 2045 Fund - R Class	T. Rowe Price Retirement 2050 Fund - R Class	T. Rowe Price Retirement 2055 Fund - R Class	T. Rowe Price Retirement 2060 Fund - R Class
Operations:
Net investment income (loss)	$63,066	$442	$26,149	$59	$1,510
Net realized gain (loss) on security transactions	402,209	245	320,661	1,855	15,502
Realized gain distributions	365,704	6,831	307,944	922	11,097
Change in net unrealized appreciation (depreciation) on investments	1,024,681	28,094	1,005,044	1,926	25,286
Net increase (decrease) in net assets resulting from operations	1,855,660	35,612	1,659,798	4,762	53,395

Unit transactions:
Purchases	1,273,897	102,034	1,390,020	21,490	109,834
Net transfers	(25,453)	39,968	101,384	(1)	49,133
Surrenders for benefit payments and fees	(2,139,255)	—	(1,412,252)	(9,999)	(7,806)
Contract maintenance charges	(9,402)	(381)	(11,161)	(227)	(1,011)
Other, net	(54,418)	—	(36,968)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(954,631)	141,621	31,023	11,263	150,150
Net increase (decrease) in net assets	901,029	177,233	1,690,821	16,025	203,545

Net Assets:
Beginning of Period	12,278,278	109,812	9,650,438	15,576	237,346
End of Period	$13,179,307	$287,045	$11,341,259	$31,601	$440,891

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2065 Fund - R Class (66)	T. Rowe Price Retirement Balanced Fund - R Class	Templeton Developing Markets Trust - Class A	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Class A
Operations:
Net investment income (loss)	$—	$11,911	$9,643	$131,351	$136,332
Net realized gain (loss) on security transactions	1,254	(118)	30,712	87,184	(200,170)
Realized gain distributions	213	9,962	7,565	—	—
Change in net unrealized appreciation (depreciation) on investments	(81)	35,838	237,105	701,705	438,405
Net increase (decrease) in net assets resulting from operations	1,386	57,593	285,025	920,240	374,567

Unit transactions:
Purchases	3,475	33,682	64,905	86,758	253,379
Net transfers	(1)	(694)	(32,077)	(73,052)	(34,046)
Surrenders for benefit payments and fees	(10,213)	(103,144)	(146,343)	(443,836)	(230,317)
Contract maintenance charges	(68)	(408)	(560)	(1,606)	(867)
Other, net	—	3,587	4,273	6,287	933
Net increase (decrease) in net assets resulting from unit transactions	(6,807)	(66,977)	(109,802)	(425,449)	(10,918)
Net increase (decrease) in net assets	(5,421)	(9,384)	175,223	494,791	363,649

Net Assets:
Beginning of Period	5,421	613,368	700,265	3,570,218	2,255,102
End of Period	$—	$603,984	$875,488	$4,065,009	$2,618,751

(66) T. Rowe Price Retirement 2065 Fund - R Class ceased operations on December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Templeton Growth Fund, Inc. - Class A	The Hartford Capital Appreciation Fund - Class R4	The Hartford Capital Appreciation Fund - Class R5	The Hartford Dividend and Growth Fund - Class R4	The Hartford Growth Opportunities Fund - Class R4
Operations:
Net investment income (loss)	$(852)	$(4,462)	$(23,392)	$474	$(4,377)
Net realized gain (loss) on security transactions	28,037	9,435	180,556	18,021	26,081
Realized gain distributions	202,705	31,150	277,953	79,615	25,540
Change in net unrealized appreciation (depreciation) on investments	77,173	17,564	78,854	10,510	1,334
Net increase (decrease) in net assets resulting from operations	307,063	53,687	513,971	108,620	48,578

Unit transactions:
Purchases	112,037	46,742	297,829	36,793	40,802
Net transfers	(45,431)	20,464	(275,705)	(79,467)	(68,413)
Surrenders for benefit payments and fees	(124,718)	(52,839)	(623,398)	(11,072)	(16,143)
Contract maintenance charges	(1,168)	(517)	(3,165)	(292)	(112)
Other, net	795	(834)	(1,733)	13	935
Net increase (decrease) in net assets resulting from unit transactions	(58,485)	13,016	(606,172)	(54,025)	(42,931)
Net increase (decrease) in net assets	248,578	66,703	(92,201)	54,595	5,647

Net Assets:
Beginning of Period	1,443,279	546,746	5,758,512	754,349	420,165
End of Period	$1,691,857	$613,449	$5,666,311	$808,944	$425,812

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	The Hartford Healthcare Fund - Class R4	The Hartford High Yield Fund - Class R4	The Hartford Inflation Plus Fund - Class R4	The Hartford International Opportunities Fund - Class R4	The Hartford Midcap Fund - Class R4
Operations:
Net investment income (loss)	$(2,444)	$7,544	$7,793	$1,537	$(3,388)
Net realized gain (loss) on security transactions	1,485	(15)	(418)	11,986	(1,974)
Realized gain distributions	7,045	—	—	19,038	67,359
Change in net unrealized appreciation (depreciation) on investments	25,061	3,697	10,922	40,877	(69,081)
Net increase (decrease) in net assets resulting from operations	31,147	11,226	18,297	73,438	(7,084)

Unit transactions:
Purchases	19,254	12,124	24,917	54,379	40,257
Net transfers	(2,957)	8,438	3,694	(20,722)	465
Surrenders for benefit payments and fees	(24,761)	(15,384)	(5,952)	(37,995)	(9,715)
Contract maintenance charges	(349)	(32)	(138)	(744)	(473)
Other, net	—	(2,326)	143	610	297
Net increase (decrease) in net assets resulting from unit transactions	(8,813)	2,820	22,664	(4,472)	30,831
Net increase (decrease) in net assets	22,334	14,046	40,961	68,966	23,747

Net Assets:
Beginning of Period	204,538	131,966	291,080	251,600	374,354
End of Period	$226,872	$146,012	$332,041	$320,566	$398,101

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	The Hartford MidCap Value Fund - Class R4	The Hartford Small Company Fund - Class R4	The Hartford Total Return Bond Fund - Class R4	The Hartford Total Return Bond Fund - Class R5	Thornburg International Equity Fund - Class R3
Operations:
Net investment income (loss)	$(66)	$(2,507)	$241	$3,346	$4,344
Net realized gain (loss) on security transactions	147	9,840	(52)	98	50,854
Realized gain distributions	2,919	—	—	—	39,398
Change in net unrealized appreciation (depreciation) on investments	140	21,812	323	2,115	368,564
Net increase (decrease) in net assets resulting from operations	3,140	29,145	512	5,559	463,160

Unit transactions:
Purchases	7,485	27,220	1,899	2,479	69,679
Net transfers	897	(11)	(2,871)	5,260	(83,557)
Surrenders for benefit payments and fees	(2,286)	(100,408)	(3,042)	(18,124)	(305,584)
Contract maintenance charges	(93)	(194)	(43)	(82)	(1,356)
Other, net	(1,387)	1,143	—	90	2,913
Net increase (decrease) in net assets resulting from unit transactions	4,616	(72,250)	(4,057)	(10,377)	(317,905)
Net increase (decrease) in net assets	7,756	(43,105)	(3,545)	(4,818)	145,255

Net Assets:
Beginning of Period	79,117	292,829	8,960	87,949	1,584,949
End of Period	$86,873	$249,724	$5,415	$83,131	$1,730,204

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Thornburg International Equity Fund - Class R4	Thornburg Small/Mid Cap Core Fund - Class R3	Thornburg Small/Mid Cap Core Fund - Class R4	Thornburg Small/Mid Cap Growth Fund - Class R3	Thornburg Small/Mid Cap Growth Fund - Class R4
Operations:
Net investment income (loss)	$(318)	$(2,300)	$(370)	$(2,118)	$(902)
Net realized gain (loss) on security transactions	38,222	4,184	(184)	(1,041)	—
Realized gain distributions	10,413	—	—	—	—
Change in net unrealized appreciation (depreciation) on investments	82,556	(6,237)	(120)	14,807	5,842
Net increase (decrease) in net assets resulting from operations	130,873	(4,353)	(674)	11,648	4,940

Unit transactions:
Purchases	46,648	24,841	2,050	23,204	4,137
Net transfers	(7,269)	5,061	348	2,112	(19)
Surrenders for benefit payments and fees	(171,874)	(12,043)	(8,275)	(65,199)	(7,952)
Contract maintenance charges	(331)	(263)	(30)	(243)	(33)
Other, net	(3,864)	(5,078)	—	1,657	—
Net increase (decrease) in net assets resulting from unit transactions	(136,690)	12,518	(5,907)	(38,469)	(3,867)
Net increase (decrease) in net assets	(5,817)	8,165	(6,581)	(26,821)	1,073

Net Assets:
Beginning of Period	416,702	328,081	43,822	360,478	132,482
End of Period	$410,885	$336,246	$37,241	$333,657	$133,555

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Timothy Plan Large/Mid Cap Value Fund - Class A	UBS Global Allocation Fund - Class A	Vanguard 500 Index Fund - Admiral Shares	Vanguard Mid-Cap Index Fund - Admiral Shares	Vanguard Small-Cap Index Fund - Admiral Shares
Operations:
Net investment income (loss)	$(254)	$170	$98,771	$37,572	$44,190
Net realized gain (loss) on security transactions	617	157	774,279	196,970	256,445
Realized gain distributions	26,150	7	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(14,375)	2,421	492,903	33,525	(38,191)
Net increase (decrease) in net assets resulting from operations	12,138	2,755	1,365,953	268,067	262,444

Unit transactions:
Purchases	30,179	483	—	—	—
Net transfers	1,637	—	71,822	65,085	(12,480)
Surrenders for benefit payments and fees	(1,807)	(2,091)	(1,337,707)	(390,701)	(491,101)
Contract maintenance charges	(25)	(2)	(642)	(122)	(135)
Other, net	—	—	3,861	1,286	4,716
Net increase (decrease) in net assets resulting from unit transactions	29,984	(1,610)	(1,262,666)	(324,452)	(499,000)
Net increase (decrease) in net assets	42,122	1,145	103,287	(56,385)	(236,556)

Net Assets:
Beginning of Period	307,164	16,520	8,231,382	2,413,376	3,400,600
End of Period	$349,286	$17,665	$8,334,669	$2,356,991	$3,164,044

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Vanguard Total Bond Market Index Fund - Admiral Shares	Victory Diversified Stock Fund - Class A	Victory Mid-Cap Core Growth Fund - Class A (67)	Victory Pioneer Disciplined Value Fund - Class A (68)	Victory Pioneer Equity Income Fund - Class A (69)
Operations:
Net investment income (loss)	$30,336	$(2,315)	$(5,181)	$4,021	$511
Net realized gain (loss) on security transactions	(8,655)	8,212	(72,382)	1,736	(219)
Realized gain distributions	—	57,443	181,998	10,467	3,945
Change in net unrealized appreciation (depreciation) on investments	31,945	42,262	(7,351)	26,289	1,140
Net increase (decrease) in net assets resulting from operations	53,626	105,602	97,084	42,513	5,377

Unit transactions:
Purchases	—	12,760	45,106	13,801	4,439
Net transfers	10,211	(2,889)	19,511	6,557	(2)
Surrenders for benefit payments and fees	(71,492)	(44,195)	(129,335)	(21,054)	—
Contract maintenance charges	(231)	(988)	(316)	(75)	(26)
Other, net	1,837	3,164	(5,359)	(2,387)	—
Net increase (decrease) in net assets resulting from unit transactions	(59,675)	(32,148)	(70,393)	(3,158)	4,411
Net increase (decrease) in net assets	(6,049)	73,454	26,691	39,355	9,788

Net Assets:
Beginning of Period	771,885	489,833	889,069	259,840	52,020
End of Period	$765,836	$563,287	$915,760	$299,195	$61,808

(67) Victory Munder Mid Cap Core Growth Fund - Class A, name changed to Victory Mid-Cap Core Growth Fund - Class A, effective October 31, 2025.
(68) Pioneer Disciplined Value Fund - Class A, name changed to Victory Pioneer Disciplined Value Fund - Class A, effective June 09, 2025.
(69) Pioneer Equity Income Fund - Class A, name changed to Victory Pioneer Equity Income Fund - Class A, effective April 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Victory Pioneer Fund - Class A (70)	Victory Pioneer Fundamental Growth Fund - Class A (71)	Victory Pioneer Global Equity Fund - Class A (72)	Victory Pioneer High Yield Fund - Class A (73)	Victory Pioneer Mid Cap Value Fund - Class A (74)
Operations:
Net investment income (loss)	$(5,476)	$(281)	$19,688	$36,934	$7,897
Net realized gain (loss) on security transactions	44,191	463	101,568	(8,917)	614
Realized gain distributions	58,106	6,348	156,674	—	55,813
Change in net unrealized appreciation (depreciation) on investments	22,309	(2,123)	241,226	21,194	30,848
Net increase (decrease) in net assets resulting from operations	119,130	4,407	519,156	49,211	95,172

Unit transactions:
Purchases	59,808	11,096	68,483	36,675	50,274
Net transfers	(42,840)	(38)	157,944	9,639	(2,710)
Surrenders for benefit payments and fees	(229,682)	(2,413)	(376,270)	(214,273)	(49,374)
Contract maintenance charges	(544)	(126)	(774)	(421)	(625)
Other, net	(675)	(1,029)	(7,065)	1,333	300
Net increase (decrease) in net assets resulting from unit transactions	(213,933)	7,490	(157,682)	(167,047)	(2,135)
Net increase (decrease) in net assets	(94,803)	11,897	361,474	(117,836)	93,037

Net Assets:
Beginning of Period	751,579	28,579	1,447,675	755,672	975,105
End of Period	$656,776	$40,476	$1,809,149	$637,836	$1,068,142

(70) Pioneer Fund - Class A, name changed to Victory Pioneer Fund - Class A, effective April 01, 2025.
(71) Pioneer Fundamental Growth Fund - Class A, name changed to Victory Pioneer Fundamental Growth Fund - Class A, effective May 05, 2025.
(72) Pioneer Global Sustainable Equity Fund - Class A, name changed to Victory Pioneer Global Equity Fund - Class A, effective April 01, 2025.
(73) Pioneer High Yield Fund - Class A, name changed to Victory Pioneer High Yield Fund - Class A, effective May 02, 2025.
(74) Pioneer Mid Cap Value Fund - Class A, name changed to Victory Pioneer Mid Cap Value Fund - Class A, effective April 01, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Victory Pioneer Select Mid Cap Growth Fund - Class A (75)	Victory Pioneer Strategic Income Fund - Class A (76)	Victory RS Value Fund - Class A	Victory Special Value Fund - Class A (77)	Victory Sycamore Established Value Fund - Class A
Operations:
Net investment income (loss)	$(1,125)	$197,634	$9,760	$(3,817)	$742
Net realized gain (loss) on security transactions	1,416	(77,165)	(11,354)	40,045	17,668
Realized gain distributions	18,888	—	112,526	—	27,919
Change in net unrealized appreciation (depreciation) on investments	2,569	296,785	(42,470)	(197,508)	(32,701)
Net increase (decrease) in net assets resulting from operations	21,748	417,254	68,462	(161,280)	13,628

Unit transactions:
Purchases	6,326	345,969	—	16,823	46,688
Net transfers	(466)	(425,486)	(21,218)	(1,133,925)	12,157
Surrenders for benefit payments and fees	(8,211)	(1,672,773)	(151,325)	(121,572)	(143,831)
Contract maintenance charges	(148)	(1,064)	(42)	(179)	(435)
Other, net	—	(1,708)	2,415	300	469
Net increase (decrease) in net assets resulting from unit transactions	(2,499)	(1,755,062)	(170,170)	(1,238,553)	(84,952)
Net increase (decrease) in net assets	19,249	(1,337,808)	(101,708)	(1,399,833)	(71,324)

Net Assets:
Beginning of Period	114,488	4,605,392	1,594,496	1,399,833	854,663
End of Period	$133,737	$3,267,584	$1,492,788	$—	$783,339

(75) Pioneer Select Mid Cap Growth Fund - Class A, name changed to Victory Pioneer Select Mid Cap Growth Fund - Class A, effective April 01, 2025.
(76) Pioneer Strategic Income Fund - Class A, name changed to Victory Pioneer Strategic Income Fund - Class A, effective April 01, 2025.
(77) Victory Special Value Fund - Class A ceased operations on April 29, 2025.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Victory Sycamore Established Value Fund - Class I	Victory Sycamore Small Company Opportunity Fund - Class A	Virtus Ceredex Large-Cap Value Equity Fund - Class A	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	Virtus Ceredex Small-Cap Value Equity Fund - Class A
Operations:
Net investment income (loss)	$71,613	$(1,045)	$59	$209	$(780)
Net realized gain (loss) on security transactions	(72,559)	17,318	(4)	(4,415)	(10,864)
Realized gain distributions	253,484	81,824	280	55,228	—
Change in net unrealized appreciation (depreciation) on investments	(62,413)	(78,047)	(205)	4,026	12,823
Net increase (decrease) in net assets resulting from operations	190,125	20,050	130	55,048	1,179

Unit transactions:
Purchases	459,922	195,823	61	26,174	25,107
Net transfers	(474,120)	48,660	1,440	(24,200)	(337)
Surrenders for benefit payments and fees	(630,861)	(516,059)	—	(86,490)	(23,082)
Contract maintenance charges	—	(1,034)	(3)	(267)	(164)
Other, net	(6,824)	(3,553)	—	(145)	664
Net increase (decrease) in net assets resulting from unit transactions	(651,883)	(276,163)	1,498	(84,928)	2,188
Net increase (decrease) in net assets	(461,758)	(256,113)	1,628	(29,880)	3,367

Net Assets:
Beginning of Period	7,521,510	2,024,878	893	406,499	278,575
End of Period	$7,059,752	$1,768,765	$2,521	$376,619	$281,942

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2025

	SUB-ACCOUNTS
	Virtus Duff & Phelps Water Fund - Institutional Class	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Small-Cap Value Fund - Class A
Operations:
Net investment income (loss)	$14,103	$14,938	$655
Net realized gain (loss) on security transactions	11,693	(38,905)	(30,583)
Realized gain distributions	121,561	123,520	28,665
Change in net unrealized appreciation (depreciation) on investments	(10,278)	(1,634)	4,698
Net increase (decrease) in net assets resulting from operations	137,079	97,919	3,435

Unit transactions:
Purchases	149,001	125,238	40,488
Net transfers	(21,030)	(32,225)	1,467
Surrenders for benefit payments and fees	(163,931)	(388,583)	(63,956)
Contract maintenance charges	—	(1,010)	(445)
Other, net	(5,532)	(6,450)	1,667
Net increase (decrease) in net assets resulting from unit transactions	(41,492)	(303,030)	(20,779)
Net increase (decrease) in net assets	95,587	(205,111)	(17,344)

Net Assets:
Beginning of Period	1,115,716	1,546,528	903,288
End of Period	$1,211,303	$1,341,417	$885,944

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	AB Discovery Growth Fund - Class A	AB Discovery Value Fund - Class A	AB Global Bond Fund - Class A	AB Global Risk Allocation Fund - Class A	AB Growth Fund - Class A
Operations:
Net investment income (loss)	$(760)	$(2,050)	$283	$1,110	$(341)
Net realized gain (loss) on security transactions	1,191	4,921	(4,105)	(1,320)	1,362
Net realized gain distributions	—	69,938	—	17,608	9,232
Net unrealized appreciation (depreciation) of investments	14,898	(26,134)	3,704	(7,818)	1,449
Net increase (decrease) in net assets resulting from operations	15,329	46,675	(118)	9,580	11,702

Unit transactions:
Purchases	1,983	25,367	2,630	43,884	6,424
Net transfers	—	7,486	10,082	—	—
Surrenders for benefit payments and fees	(13,380)	(47,966)	(23,299)	(57,821)	(3,759)
Contract maintenance charges	(51)	(197)	(13)	(72)	(52)
Other, net	369	4,006	13	(33,992)	—
Net increase (decrease) in net assets resulting from unit transactions	(11,079)	(11,304)	(10,587)	(48,001)	2,613
Net increase (decrease) in net assets	4,250	35,371	(10,705)	(38,421)	14,315

Net Assets:
Beginning of Period	92,375	540,834	34,701	160,255	38,864
End of Period	$96,625	$576,205	$23,996	$121,834	$53,179

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	AB High Income Fund - Class A	AB International Value Fund - Class A	AB Large Cap Value Fund - Class A (1)	AB Relative Value Fund - Class A	AB Sustainable Global Thematic Fund - Advisor Class
Operations:
Net investment income (loss)	$25,000	$53,279	$(73)	$101	$—
Net realized gain (loss) on security transactions	(8,039)	21,193	743	2,061	11,948
Net realized gain distributions	—	—	3,700	2,700	146,234
Net unrealized appreciation (depreciation) of investments	12,516	(41,714)	172	(1,749)	(25,445)
Net increase (decrease) in net assets resulting from operations	29,477	32,758	4,542	3,113	132,737

Unit transactions:
Purchases	35,604	88,859	5,391	20	183,715
Net transfers	(7,380)	(60,267)	(7,565)	(21,196)	111,651
Surrenders for benefit payments and fees	(57,741)	(111,706)	—	(1)	(333,475)
Contract maintenance charges	(101)	(407)	(37)	(12)	—
Other, net	1,197	1,261	—	—	(965)
Net increase (decrease) in net assets resulting from unit transactions	(28,421)	(82,260)	(2,211)	(21,189)	(39,074)
Net increase (decrease) in net assets	1,056	(49,502)	2,331	(18,076)	93,663

Net Assets:
Beginning of Period	395,487	698,348	34,730	47,506	1,998,170
End of Period	$396,543	$648,846	$37,061	$29,430	$2,091,833

(1) AB Value Fund - Class A, name changed to AB Large Cap Value Fund - Class A, effective October 01, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	AB Sustainable International Thematic Fund - Class A	Alger Capital Appreciation Institutional Fund - Class I	Alger Mid Cap Growth Institutional Fund - Class I	Alger Small Cap Growth Institutional Fund - Class I	Allspring Asset Allocation Fund - Class A
Operations:
Net investment income (loss)	$(2,665)	$(40,495)	$(10,644)	$(1,795)	$2,611
Net realized gain (loss) on security transactions	24,140	158,453	(76,247)	(18,022)	1,061
Net realized gain distributions	—	740,857	—	3,229	6,764
Net unrealized appreciation (depreciation) of investments	(18,976)	1,349,391	365,566	34,482	(159)
Net increase (decrease) in net assets resulting from operations	2,499	2,208,206	278,675	17,894	10,277

Unit transactions:
Purchases	19,202	305,534	77,003	31,644	34,632
Net transfers	(64,820)	(161,588)	(18,058)	24,169	—
Surrenders for benefit payments and fees	(160,602)	(967,397)	(440,218)	(34,160)	(38,970)
Contract maintenance charges	(141)	(2,169)	(427)	(178)	(97)
Other, net	1,750	(5,928)	1,070	3,289	3,782
Net increase (decrease) in net assets resulting from unit transactions	(204,611)	(831,548)	(380,630)	24,764	(653)
Net increase (decrease) in net assets	(202,112)	1,376,658	(101,955)	42,658	9,624

Net Assets:
Beginning of Period	380,953	4,974,219	1,582,600	286,774	126,966
End of Period	$178,841	$6,350,877	$1,480,645	$329,432	$136,590

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Allspring Core Bond Fund - Class A	Allspring Emerging Markets Equity Fund - Class A	Allspring International Equity Fund - Class A	Allspring Utility and Telecommunications Fund - Class A	American Century Investments® Diversified Bond Fund - Class A
Operations:
Net investment income (loss)	$1,655	$239	$444	$221	$4,622
Net realized gain (loss) on security transactions	(587)	14,458	155	(90)	(3,875)
Net realized gain distributions	—	—	—	620	—
Net unrealized appreciation (depreciation) of investments	(780)	13,536	(749)	2,327	(1,213)
Net increase (decrease) in net assets resulting from operations	288	28,233	(150)	3,078	(466)

Unit transactions:
Purchases	6,361	105,627	213	5,797	16,869
Net transfers	(201)	(118,874)	—	—	3,684
Surrenders for benefit payments and fees	(5,539)	(149,558)	(2,766)	(2,113)	(18,433)
Contract maintenance charges	(89)	(797)	(1)	(8)	(78)
Other, net	333	1,590	—	—	1,425
Net increase (decrease) in net assets resulting from unit transactions	865	(162,012)	(2,554)	3,676	3,467
Net increase (decrease) in net assets	1,153	(133,779)	(2,704)	6,754	3,001

Net Assets:
Beginning of Period	53,393	1,152,248	24,617	17,139	159,619
End of Period	$54,546	$1,018,469	$21,913	$23,893	$162,620

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	American Century Investments® Equity Growth Fund - Class A	American Century Investments® Equity Income Fund - Class A	American Century Investments® Equity Income Fund - Investor Class	American Century Investments® Focused Large Cap Value Fund - Class A	American Century Investments® Growth Fund - Class A
Operations:
Net investment income (loss)	$(510)	$32,201	$516,770	$449	$(11,630)
Net realized gain (loss) on security transactions	490	9,190	274,209	1,411	144,548
Net realized gain distributions	—	165,564	1,586,314	3,462	122,835
Net unrealized appreciation (depreciation) of investments	15,723	(3,876)	(321,954)	(681)	173,762
Net increase (decrease) in net assets resulting from operations	15,703	203,079	2,055,339	4,641	429,515

Unit transactions:
Purchases	6,455	116,262	921,103	2,767	149,425
Net transfers	(4,162)	(212,075)	(403,002)	(29,200)	(118,944)
Surrenders for benefit payments and fees	(3,113)	(426,885)	(2,592,787)	(67)	(263,768)
Contract maintenance charges	(40)	(1,020)	—	(22)	(338)
Other, net	—	2,868	12,014	291	2,856
Net increase (decrease) in net assets resulting from unit transactions	(860)	(520,850)	(2,062,672)	(26,231)	(230,769)
Net increase (decrease) in net assets	14,843	(317,771)	(7,333)	(21,590)	198,746

Net Assets:
Beginning of Period	69,258	2,386,309	19,711,857	70,589	1,806,731
End of Period	$84,101	$2,068,538	$19,704,524	$48,999	$2,005,477

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	American Century Investments® Heritage Fund - Class A	American Century Investments® Inflation-Adjusted Bond Fund - Class A	American Century Investments® Mid Cap Value Fund - Class A	American Century Investments® Small Cap Value Fund - Class A	American Century Investments® Small Cap Value Fund - Investor Class
Operations:
Net investment income (loss)	$(7,728)	$426	$5,302	$(312)	$31,477
Net realized gain (loss) on security transactions	7,419	(79)	7,334	13,283	75,650
Net realized gain distributions	198,562	—	38,067	40,022	164,996
Net unrealized appreciation (depreciation) of investments	61,997	(119)	(1,698)	(14,526)	(57,767)
Net increase (decrease) in net assets resulting from operations	260,250	228	49,005	38,467	214,356

Unit transactions:
Purchases	67,270	3,221	114,540	120,092	—
Net transfers	(50,205)	—	(74,745)	6,398	(35,053)
Surrenders for benefit payments and fees	(242,301)	(53)	(255,893)	(99,493)	(309,864)
Contract maintenance charges	(386)	(14)	(571)	(328)	(47)
Other, net	(2,035)	—	(652)	270	450
Net increase (decrease) in net assets resulting from unit transactions	(227,657)	3,154	(217,321)	26,939	(344,514)
Net increase (decrease) in net assets	32,593	3,382	(168,316)	65,406	(130,158)

Net Assets:
Beginning of Period	1,208,670	37,473	717,057	642,882	3,091,839
End of Period	$1,241,263	$40,855	$548,741	$708,288	$2,961,681

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	American Century Investments® U.S. Government Money Market Fund - Class A	American Century Investments® Ultra Fund - Class A	American Funds AMCAP Fund® - Class R3	American Funds American Balanced Fund® - Class R3	American Funds American Mutual Fund® - Class R3
Operations:
Net investment income (loss)	$27,734	$(6,314)	$(27,191)	$103,823	$29,036
Net realized gain (loss) on security transactions	—	46,491	140,939	429,375	216,900
Net realized gain distributions	—	39,000	268,115	520,370	192,170
Net unrealized appreciation (depreciation) of investments	—	159,871	164,178	289,670	101,073
Net increase (decrease) in net assets resulting from operations	27,734	239,048	546,041	1,343,238	539,179

Unit transactions:
Purchases	326,345	32,820	467,191	920,327	357,361
Net transfers	(2,936)	61,014	(243,030)	128,044	295,459
Surrenders for benefit payments and fees	(6,583)	(136,856)	(460,891)	(1,908,627)	(723,483)
Contract maintenance charges	(141)	(185)	(1,481)	(5,005)	(1,343)
Other, net	(101)	(3,551)	(4,898)	(875)	6,948
Net increase (decrease) in net assets resulting from unit transactions	316,584	(46,758)	(243,109)	(866,136)	(65,058)
Net increase (decrease) in net assets	344,318	192,290	302,932	477,102	474,121

Net Assets:
Beginning of Period	353,025	847,200	3,142,184	10,217,651	3,899,928
End of Period	$697,343	$1,039,490	$3,445,116	$10,694,753	$4,374,049

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	American Funds Capital Income Builder® - Class R3	American Funds Capital World Growth and Income Fund® - Class R3	American Funds EuroPacific Growth Fund® - Class R3	American Funds Fundamental Investors® - Class R3	American Funds New Perspective Fund® - Class R3
Operations:
Net investment income (loss)	$259,074	$116,339	$65,477	$7,421	$(51,843)
Net realized gain (loss) on security transactions	278,533	1,081,315	269,491	785,303	409,177
Net realized gain distributions	280,324	1,012,648	906,419	1,330,261	558,155
Net unrealized appreciation (depreciation) of investments	230,084	(85,122)	(567,451)	1,387,240	796,740
Net increase (decrease) in net assets resulting from operations	1,048,015	2,125,180	673,936	3,510,225	1,712,229

Unit transactions:
Purchases	642,282	1,302,372	1,581,386	832,141	1,004,520
Net transfers	(284,084)	(221,242)	351,547	(113,851)	(75,865)
Surrenders for benefit payments and fees	(1,627,697)	(3,405,436)	(2,549,317)	(2,674,845)	(1,519,748)
Contract maintenance charges	(6,216)	(9,520)	(9,274)	(6,795)	(5,832)
Other, net	5,267	(4,987)	3,582	(3,663)	1,472
Net increase (decrease) in net assets resulting from unit transactions	(1,270,448)	(2,338,813)	(622,076)	(1,967,013)	(595,453)
Net increase (decrease) in net assets	(222,433)	(213,633)	51,860	1,543,212	1,116,776

Net Assets:
Beginning of Period	12,287,997	17,743,008	16,810,236	16,762,123	11,193,537
End of Period	$12,065,564	$17,529,375	$16,862,096	$18,305,335	$12,310,313

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	American Funds New World Fund® - Class R3	American Funds SMALLCAP World Fund® - Class R3	American Funds The Bond Fund of America® - Class R3	American Funds The Growth Fund of America® - Class R3	American Funds The Income Fund of America® - Class R3
Operations:
Net investment income (loss)	$(150)	$(3,555)	$93,798	$(309,570)	$250,715
Net realized gain (loss) on security transactions	(6,934)	13,984	(42,897)	2,825,671	215,565
Net realized gain distributions	6,851	—	—	4,463,485	189,113
Net unrealized appreciation (depreciation) of investments	20,977	(1,669)	(61,078)	5,319,192	165,784
Net increase (decrease) in net assets resulting from operations	20,744	8,760	(10,177)	12,298,778	821,177

Unit transactions:
Purchases	25,584	50,791	291,325	3,501,231	581,401
Net transfers	(88,025)	(21,938)	496,738	447,194	142,106
Surrenders for benefit payments and fees	(62,071)	(69,984)	(436,847)	(8,282,775)	(1,562,031)
Contract maintenance charges	(73)	(389)	(1,717)	(21,954)	(4,315)
Other, net	(8,359)	(297)	(8,485)	(94,916)	11,931
Net increase (decrease) in net assets resulting from unit transactions	(132,944)	(41,817)	341,014	(4,451,220)	(830,908)
Net increase (decrease) in net assets	(112,200)	(33,057)	330,837	7,847,558	(9,731)

Net Assets:
Beginning of Period	364,651	681,862	2,901,937	46,697,635	8,556,838
End of Period	$252,451	$648,805	$3,232,774	$54,545,193	$8,547,107

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	American Funds The Investment Company of America® - Class R3	American Funds The New Economy Fund® - Class R3	American Funds Washington Mutual Investors Fund - Class R3	American Funds American Balanced Fund® - Class R-4	American Funds Capital World Growth and Income Fund® - Class R-4
Operations:
Net investment income (loss)	$(1,715)	$(16,392)	$15,447	$162,393	$76,164
Net realized gain (loss) on security transactions	514,941	128,674	243,516	178,259	91,763
Net realized gain distributions	937,736	200,503	483,536	392,250	266,986
Net unrealized appreciation (depreciation) of investments	907,783	96,268	148,213	392,189	149,963
Net increase (decrease) in net assets resulting from operations	2,358,745	409,053	890,712	1,125,091	584,876

Unit transactions:
Purchases	825,621	170,316	619,258	3,869	4,580
Net transfers	(132,658)	(15,709)	33,590	(20,170)	(16,027)
Surrenders for benefit payments and fees	(1,515,222)	(235,840)	(899,368)	(985,856)	(266,106)
Contract maintenance charges	(3,723)	(687)	(3,722)	(315)	(200)
Other, net	7,875	126	(16,870)	7,859	554
Net increase (decrease) in net assets resulting from unit transactions	(818,107)	(81,794)	(267,112)	(994,613)	(277,199)
Net increase (decrease) in net assets	1,540,638	327,259	623,600	130,478	307,677

Net Assets:
Beginning of Period	10,548,539	1,826,943	5,249,398	7,942,074	4,291,066
End of Period	$12,089,177	$2,154,202	$5,872,998	$8,072,552	$4,598,743

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	AMG GW&K Small/Mid Cap Core Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan Mid Cap Value Fund - Investor Class	Ave Maria Growth Fund
Operations:
Net investment income (loss)	$(582)	$(307)	$(269)	$12,630	$(2,009)
Net realized gain (loss) on security transactions	894	(2,356)	3,986	(76,742)	13,854
Net realized gain distributions	646	3,805	1,026	112,316	13,373
Net unrealized appreciation (depreciation) of investments	5,511	2,560	(389)	98,979	(467)
Net increase (decrease) in net assets resulting from operations	6,469	3,702	4,354	147,183	24,751

Unit transactions:
Purchases	17,819	4,054	3,772	14,446	17,701
Net transfers	(4,582)	2,562	(1,363)	(51,618)	(6,586)
Surrenders for benefit payments and fees	(7,157)	(21,245)	(27,340)	(329,335)	(54,655)
Contract maintenance charges	(73)	(168)	(121)	(438)	(186)
Other, net	(80)	229	636	(550)	(123)
Net increase (decrease) in net assets resulting from unit transactions	5,927	(14,568)	(24,416)	(367,495)	(43,849)
Net increase (decrease) in net assets	12,396	(10,866)	(20,062)	(220,312)	(19,098)

Net Assets:
Beginning of Period	63,832	81,943	40,342	3,346,909	191,462
End of Period	$76,228	$71,077	$20,280	$3,126,597	$172,364

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Ave Maria Rising Dividend Fund	Ave Maria Value Fund	Baron Small Cap Fund® - Retail Shares	BlackRock Advantage Large Cap Core Fund - Investor A Shares	BlackRock Advantage Large Cap Growth Fund - Investor A Shares
Operations:
Net investment income (loss)	$8,786	$(257)	$(1,581)	$(117)	$(1,969)
Net realized gain (loss) on security transactions	82,965	56	563	6,009	12,611
Net realized gain distributions	78,910	3,072	44,263	10,227	39,074
Net unrealized appreciation (depreciation) of investments	40,824	3,477	(60)	(977)	(1,856)
Net increase (decrease) in net assets resulting from operations	211,485	6,348	43,185	15,142	47,860

Unit transactions:
Purchases	91,272	4,199	6,557	11,793	34,574
Net transfers	(151,772)	—	37,391	14,325	5,361
Surrenders for benefit payments and fees	(396,566)	(5)	(63,647)	(30,943)	(45,089)
Contract maintenance charges	(283)	(17)	(98)	(152)	(352)
Other, net	(123)	—	(37)	46	(3,954)
Net increase (decrease) in net assets resulting from unit transactions	(457,472)	4,177	(19,834)	(4,931)	(9,460)
Net increase (decrease) in net assets	(245,987)	10,525	23,351	10,211	38,400

Net Assets:
Beginning of Period	1,783,758	28,853	336,508	77,073	153,324
End of Period	$1,537,771	$39,378	$359,859	$87,284	$191,724

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	BlackRock Advantage Small Cap Growth Fund - Investor A Shares	BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Global Allocation Fund, Inc. - Investor A Shares
Operations:
Net investment income (loss)	$(3,793)	$(85)	$(7,423)	$39,216	$16,871
Net realized gain (loss) on security transactions	(22,418)	17	28,515	(4,087)	(61,620)
Net realized gain distributions	—	109	102,162	236,037	333,031
Net unrealized appreciation (depreciation) of investments	99,531	1,433	94,146	(17,340)	161,065
Net increase (decrease) in net assets resulting from operations	73,320	1,474	217,400	253,826	449,347

Unit transactions:
Purchases	66,348	180	64,380	215,754	473,206
Net transfers	(83,139)	1,521	175,844	(18,827)	(483,004)
Surrenders for benefit payments and fees	(193,359)	(384)	(87,478)	(545,484)	(942,787)
Contract maintenance charges	(547)	(9)	(165)	(1,794)	(2,829)
Other, net	(1,274)	—	(518)	(3,552)	(34,266)
Net increase (decrease) in net assets resulting from unit transactions	(211,971)	1,308	152,063	(353,903)	(989,680)
Net increase (decrease) in net assets	(138,651)	2,782	369,463	(100,077)	(540,333)

Net Assets:
Beginning of Period	659,342	13,944	516,838	2,800,405	5,871,687
End of Period	$520,691	$16,726	$886,301	$2,700,328	$5,331,354

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	BlackRock Impact Mortgage Fund - Investor A Shares	BlackRock International Dividend Fund - Investor A Shares (2)	BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares (3)	BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares
Operations:
Net investment income (loss)	$6,058	$1,473	$27,650	$553,961	$38,831
Net realized gain (loss) on security transactions	(880)	18,426	4,308	12,075	31,978
Net realized gain distributions	—	2,723	—	261,177	36,762
Net unrealized appreciation (depreciation) of investments	(4,662)	(16,928)	28,324	360,119	(3,525)
Net increase (decrease) in net assets resulting from operations	516	5,694	60,282	1,187,332	104,046

Unit transactions:
Purchases	23,214	47,034	82,987	1,357,877	292,987
Net transfers	(733)	(236,438)	(674,185)	(120,355)	181,858
Surrenders for benefit payments and fees	(4,375)	(32,587)	(34,997)	(1,812,929)	(209,786)
Contract maintenance charges	(45)	(417)	(354)	(7,592)	(1,450)
Other, net	—	(2,517)	(725)	(16,856)	(12,606)
Net increase (decrease) in net assets resulting from unit transactions	18,061	(224,925)	(627,274)	(599,855)	251,003
Net increase (decrease) in net assets	18,577	(219,231)	(566,992)	587,477	355,049

Net Assets:
Beginning of Period	195,236	219,231	566,992	12,648,511	930,369
End of Period	$213,813	$—	$—	$13,235,988	$1,285,418

(2) BlackRock International Dividend Fund - Investor A Shares ceased operations on November 13, 2024.
(3) BlackRock LifePath® Dynamic 2025 Fund merged into BlackRock LifePath® Dynamic Retirement Fund on October 4, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares	BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares (4)
Operations:
Net investment income (loss)	$741,535	$15,405	$161,891	$39,825	$256,009
Net realized gain (loss) on security transactions	(31,554)	29,646	166,944	105,041	(219,442)
Net realized gain distributions	1,219,388	24,963	307,687	63,038	374,681
Net unrealized appreciation (depreciation) of investments	67,465	(14,937)	(17,963)	(40,784)	(51,188)
Net increase (decrease) in net assets resulting from operations	1,996,834	55,077	618,559	167,120	360,060

Unit transactions:
Purchases	1,933,709	145,443	746,305	488,683	442,444
Net transfers	190,766	7,018	118,463	(12,316)	832,603
Surrenders for benefit payments and fees	(1,480,961)	(108,862)	(780,394)	(184,467)	(1,368,672)
Contract maintenance charges	(12,207)	(1,369)	(4,470)	(1,783)	(4,436)
Other, net	(5,688)	(956)	1,980	(2,151)	17,907
Net increase (decrease) in net assets resulting from unit transactions	625,619	41,274	81,884	287,966	(80,154)
Net increase (decrease) in net assets	2,622,453	96,351	700,443	455,086	279,906

Net Assets:
Beginning of Period	15,544,772	419,184	4,245,460	1,018,463	5,527,172
End of Period	$18,167,225	$515,535	$4,945,903	$1,473,549	$5,807,078

(4) Blackrock Lifepath Dynamic 2025 Portfolio - Class A merged into BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares on October 04, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	BlackRock S&P 500 Index V.I. Fund - Class I Shares	BlackRock S&P 500 Index V.I. Fund - Class III Shares	BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares
Operations:
Net investment income (loss)	$(4,461)	$8,264	$72,943	$33,340	$585,246
Net realized gain (loss) on security transactions	18,356	47,872	632,675	615,280	(20,282)
Net realized gain distributions	—	86,209	448,035	315,661	222,893
Net unrealized appreciation (depreciation) of investments	28,261	(52,613)	1,124,188	436,733	374,226
Net increase (decrease) in net assets resulting from operations	42,156	89,732	2,277,841	1,401,014	1,162,083

Unit transactions:
Purchases	21,960	75,170	311,248	559,086	678,797
Net transfers	(3,193)	(6,176)	(278,796)	1,013,473	29,881
Surrenders for benefit payments and fees	(83,745)	(329,282)	(1,335,123)	(556,715)	(1,476,926)
Contract maintenance charges	(218)	(711)	(1,059)	(3,786)	(2,652)
Other, net	187	1,320	4,855	(14,977)	(36,187)
Net increase (decrease) in net assets resulting from unit transactions	(65,009)	(259,679)	(1,298,875)	997,081	(807,087)
Net increase (decrease) in net assets	(22,853)	(169,947)	978,966	2,398,095	354,996

Net Assets:
Beginning of Period	457,634	1,212,135	10,075,308	5,176,094	11,597,906
End of Period	$434,781	$1,042,188	$11,054,274	$7,574,189	$11,952,902

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares (5)	BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares
Operations:
Net investment income (loss)	$615,293	$212,659	$453	$87	$303,626
Net realized gain (loss) on security transactions	43,029	65,356	55	1	(117,527)
Net realized gain distributions	842,642	300,096	562	129	370,659
Net unrealized appreciation (depreciation) of investments	307,943	112,638	(572)	(135)	(34,183)
Net increase (decrease) in net assets resulting from operations	1,808,907	690,749	498	82	522,575

Unit transactions:
Purchases	837,622	290,343	19,393	2,848	107,274
Net transfers	(111,059)	2,398	12,668	17,767	(24)
Surrenders for benefit payments and fees	(1,358,590)	(377,072)	(4)	—	(1,039,208)
Contract maintenance charges	(4,989)	(312)	(4)	—	(998)
Other, net	(13,491)	(17,941)	—	—	47,676
Net increase (decrease) in net assets resulting from unit transactions	(650,507)	(102,584)	32,053	20,615	(885,280)
Net increase (decrease) in net assets	1,158,400	588,165	32,551	20,697	(362,705)

Net Assets:
Beginning of Period	13,488,150	4,139,042	—	481	6,462,893
End of Period	$14,646,550	$4,727,207	$32,551	$21,178	$6,100,188

(5) BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares commenced operations on January 4, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	BNY Mellon Bond Market Index Fund - Investor Class	BNY Mellon Core Plus Fund - Class A	BNY Mellon International Stock Index Fund - Investor Shares	BNY Mellon Midcap Index Fund, Inc. - Investor Shares	BNY Mellon S&P 500 Index Fund
Operations:
Net investment income (loss)	$485,405	$16,065	$9,607	$178,764	$293,117
Net realized gain (loss) on security transactions	(366,054)	(3,219)	5,855	(151,752)	969,436
Net realized gain distributions	1,567	798	—	2,216,907	4,071,755
Net unrealized appreciation (depreciation) of investments	51,398	(5,454)	(5,088)	355,870	4,080,212
Net increase (decrease) in net assets resulting from operations	172,316	8,190	10,374	2,599,789	9,414,520

Unit transactions:
Purchases	1,159,943	11,075	—	1,564,403	4,444,126
Net transfers	3,190,241	(3,412)	21,319	(174,279)	1,373,783
Surrenders for benefit payments and fees	(3,444,477)	(41,855)	(32,249)	(2,843,095)	(6,907,560)
Contract maintenance charges	(3,565)	(70)	(62)	(3,561)	(11,293)
Other, net	(963)	(2,018)	—	(5,573)	(43,397)
Net increase (decrease) in net assets resulting from unit transactions	901,179	(36,280)	(10,992)	(1,462,105)	(1,144,341)
Net increase (decrease) in net assets	1,073,495	(28,090)	(618)	1,137,684	8,270,179

Net Assets:
Beginning of Period	13,372,238	470,610	315,682	19,813,039	39,378,587
End of Period	$14,445,733	$442,520	$315,064	$20,950,723	$47,648,766

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	BNY Mellon Smallcap Stock Index Fund - Investor Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares	BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares (6)	Calamos International Growth Fund - Class A
Operations:
Net investment income (loss)	$149,928	$(17)	$(105)	$—	$(22)
Net realized gain (loss) on security transactions	(94,663)	26	(12)	1	2
Net realized gain distributions	1,647,403	58	2,679	44	76
Net unrealized appreciation (depreciation) of investments	(652,950)	1,876	1,390	310	106
Net increase (decrease) in net assets resulting from operations	1,049,718	1,943	3,952	355	162

Unit transactions:
Purchases	979,502	—	90	3,899	—
Net transfers	(338,537)	—	7,728	1,370	—
Surrenders for benefit payments and fees	(1,529,896)	(8)	1	1	3
Contract maintenance charges	(1,846)	—	—	—	(3)
Other, net	(8,919)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(899,696)	(8)	7,819	5,270	—
Net increase (decrease) in net assets	150,022	1,935	11,771	5,625	162

Net Assets:
Beginning of Period	12,966,953	8,057	30,467	—	1,513
End of Period	$13,116,975	$9,992	$42,238	$5,625	$1,675

(6) BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares commenced operations on January 5, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Calvert Bond Fund - Class A	Calvert Equity Fund - Class A	Calvert Income Fund - Class A	Calvert VP SRI Balanced Portfolio - Class I	ClearBridge Appreciation Fund - Class A
Operations:
Net investment income (loss)	$75,543	$(36,579)	$34,170	$453	$(2,595)
Net realized gain (loss) on security transactions	(23,479)	384,767	(7,332)	217	103,712
Net realized gain distributions	—	761,881	—	791	52,577
Net unrealized appreciation (depreciation) of investments	(11,620)	(385,145)	423	6,089	(2,447)
Net increase (decrease) in net assets resulting from operations	40,444	724,924	27,261	7,550	151,247

Unit transactions:
Purchases	221,582	828,501	87,912	3,000	19,815
Net transfers	104,653	(36,412)	(2,642)	—	(186,648)
Surrenders for benefit payments and fees	(300,751)	(1,352,525)	(95,791)	(530)	(50,808)
Contract maintenance charges	(1,033)	(2,258)	(207)	—	(26)
Other, net	(3,347)	(12,859)	(52)	—	2,146
Net increase (decrease) in net assets resulting from unit transactions	21,104	(575,553)	(10,780)	2,470	(215,521)
Net increase (decrease) in net assets	61,548	149,371	16,481	10,020	(64,274)

Net Assets:
Beginning of Period	2,011,378	9,333,280	766,096	39,904	737,062
End of Period	$2,072,926	$9,482,651	$782,577	$49,924	$672,788

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	ClearBridge Growth Fund - Class A (7)	ClearBridge Growth Fund - Class FI (8)	ClearBridge Mid Cap Fund - Class A	ClearBridge Small Cap Growth Fund - Class A	ClearBridge Small Cap Growth Fund - Class FI
Operations:
Net investment income (loss)	$(251)	$(125)	$(7,218)	$(1,250)	$(3,581)
Net realized gain (loss) on security transactions	130	12	22,567	(1,248)	2,901
Net realized gain distributions	5,687	2,751	126,752	15,164	38,527
Net unrealized appreciation (depreciation) of investments	(2,039)	(1,108)	4,443	(7,323)	(22,098)
Net increase (decrease) in net assets resulting from operations	3,527	1,530	146,544	5,343	15,749

Unit transactions:
Purchases	950	4,938	124,464	22,267	33,476
Net transfers	—	—	(93,318)	(16,650)	289
Surrenders for benefit payments and fees	(1,402)	(1,034)	(182,881)	(26,981)	(59,435)
Contract maintenance charges	(15)	(6)	(426)	(93)	(380)
Other, net	—	—	(4,572)	(642)	(165)
Net increase (decrease) in net assets resulting from unit transactions	(467)	3,898	(156,733)	(22,099)	(26,215)
Net increase (decrease) in net assets	3,060	5,428	(10,189)	(16,756)	(10,466)

Net Assets:
Beginning of Period	30,323	11,329	1,560,362	209,446	503,811
End of Period	$33,383	$16,757	$1,550,173	$192,690	$493,345

(7) ClearBridge Aggressive Growth Fund, name changed to ClearBridge Growth Fund - Class A, effective May 01, 2024.
(8) ClearBridge Aggressive Growth Fund, name changed to ClearBridge Growth Fund - Class F1, effective May 01, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	ClearBridge Value Fund - Class FI (9)	ClearBridge Small Cap Fund - Class A (10)	ClearBridge Value Fund - Class A (11)	Columbia Acorn Fund - Class A	Columbia Acorn International Select℠ - Class A
Operations:
Net investment income (loss)	$(323)	$41	$107	$(10,487)	$2
Net realized gain (loss) on security transactions	2,089	8	111	(92,093)	—
Net realized gain distributions	21,506	859	6,277	—	—
Net unrealized appreciation (depreciation) of investments	13,670	(50)	(581)	234,059	(4)
Net increase (decrease) in net assets resulting from operations	36,942	858	5,914	131,479	(2)

Unit transactions:
Purchases	7,753	—	628	91,745	—
Net transfers	(1)	—	—	(40,608)	—
Surrenders for benefit payments and fees	(5,033)	(43)	(1,522)	(184,714)	(1)
Contract maintenance charges	(143)	(2)	(19)	(425)	(2)
Other, net	(2,576)	—	—	3,116	—
Net increase (decrease) in net assets resulting from unit transactions	—	(45)	(913)	(130,886)	(3)
Net increase (decrease) in net assets	36,942	813	5,001	593	(5)

Net Assets:
Beginning of Period	255,054	11,347	36,866	1,004,042	351
End of Period	$291,996	$12,160	$41,867	$1,004,635	$346

(9) ClearBridge Value Trust Fund - Class FI, name changed to ClearBridge Value Fund - Class FI, effective March 01, 2024.
(10) ClearBridge Small Cap Value Fund - Class A merged into ClearBridge Small Cap Fund - Class A on September 06, 2024. Accordingly, activity above reflects activity inclusive of the merger.
(11) ClearBridge All Cap Value Fund - Class A merged into ClearBridge Value Fund - Class A on August 23, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Columbia Contrarian Core Fund - Class A	Columbia Large Cap Growth Opportunity Fund - Class A	Columbia Large Cap Value Fund - Institutional Class (12)	Columbia Select Mid Cap Value Fund - Class A	Columbia Select Mid Cap Value Fund - Institutional Class (13)
Operations:
Net investment income (loss)	$(2,012)	$(9,540)	$2,182	$1,944	$(241)
Net realized gain (loss) on security transactions	8,874	(22,206)	1,449	39,001	12,048
Net realized gain distributions	26,097	37,804	17,201	96,114	18,142
Net unrealized appreciation (depreciation) of investments	24,192	175,468	9,689	54,146	4,929
Net increase (decrease) in net assets resulting from operations	57,151	181,526	30,521	191,205	34,878

Unit transactions:
Purchases	21,667	90,188	13,535	92,315	29,826
Net transfers	(6,524)	(204,148)	(2,455)	8,630	9,108
Surrenders for benefit payments and fees	(28,145)	(25,649)	(6,790)	(245,622)	(43,115)
Contract maintenance charges	(156)	(408)	(144)	(511)	(232)
Other, net	62	(2,830)	221	(4,819)	(90)
Net increase (decrease) in net assets resulting from unit transactions	(13,096)	(142,847)	4,367	(150,007)	(4,503)
Net increase (decrease) in net assets	44,055	38,679	34,888	41,198	30,375

Net Assets:
Beginning of Period	266,547	919,150	199,631	1,607,907	288,179
End of Period	$310,602	$957,829	$234,519	$1,649,105	$318,554

(12) Columbia Large Cap Value Fund - Advisor Class merged into Columbia Large Cap Value Fund - Institutional Class on November 22, 2024. Accordingly, activity above reflects activity inclusive of the merger.
(13) Columbia Select Mid Cap Value Fund -Advisor Class merged into Columbia Select Mid Cap Value Fund - Institutional Class on November 22, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Columbia Select Small Cap Value Fund - Institutional Class (14)	Columbia Seligman Global Technology Fund - Class A	Columbia Seligman Technology and Information Fund - Class A	Columbia Small Cap Value Fund I - Class A	CRM Mid Cap Value Fund - Investor Shares
Operations:
Net investment income (loss)	$—	$(6,531)	$(7,138)	$(905)	$(1,613)
Net realized gain (loss) on security transactions	—	61,110	92,282	1,012	(2,160)
Net realized gain distributions	79	126,139	184,670	10,632	33,975
Net unrealized appreciation (depreciation) of investments	(18)	37,348	25,320	2,072	(2,952)
Net increase (decrease) in net assets resulting from operations	61	218,066	295,134	12,811	27,250

Unit transactions:
Purchases	—	43,592	80,031	26,405	22,639
Net transfers	—	(33,099)	472,551	(506)	(8,069)
Surrenders for benefit payments and fees	(2)	(132,142)	(308,412)	(5,743)	(7,411)
Contract maintenance charges	(1)	(459)	(251)	(72)	(108)
Other, net	—	507	2,197	(340)	259
Net increase (decrease) in net assets resulting from unit transactions	(3)	(121,601)	246,116	19,744	7,310
Net increase (decrease) in net assets	58	96,465	541,250	32,555	34,560

Net Assets:
Beginning of Period	509	876,174	933,967	151,569	334,682
End of Period	$567	$972,639	$1,475,217	$184,124	$369,242

(14) Columbia Select Small Cap Value Fund - Advisor Class merged into Columbia Select Small Cap Value Fund - Institutional Class on November 22, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Davis Financial Fund - Class A	Davis New York Venture Fund - Class A	Davis Opportunity Fund - Class A	Domini Impact Equity Fund® - Investor Shares	DWS Core Equity VIP - Class A
Operations:
Net investment income (loss)	$758	$45,118	$52	$(2,027)	$31
Net realized gain (loss) on security transactions	14,897	(59,648)	2,427	9,527	96
Net realized gain distributions	4,248	833,853	12,253	11,993	1,440
Net unrealized appreciation (depreciation) of investments	25,037	(26,450)	(4,741)	28,109	3,158
Net increase (decrease) in net assets resulting from operations	44,940	792,873	9,991	47,602	4,725

Unit transactions:
Purchases	20,790	231,692	1,481	30,190	2,278
Net transfers	(98,715)	(437,786)	(1,621)	(3,741)	(11)
Surrenders for benefit payments and fees	(7,756)	(772,939)	(15,915)	(44,413)	(461)
Contract maintenance charges	(74)	(1,713)	(66)	(192)	—
Other, net	(3,566)	(26,583)	—	(203)	—
Net increase (decrease) in net assets resulting from unit transactions	(89,321)	(1,007,329)	(16,121)	(18,359)	1,806
Net increase (decrease) in net assets	(44,381)	(214,456)	(6,130)	29,243	6,531

Net Assets:
Beginning of Period	214,179	4,964,063	95,758	226,490	24,081
End of Period	$169,798	$4,749,607	$89,628	$255,733	$30,612

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	DWS CROCI® Equity Dividend Fund - Class A	DWS Emerging Markets Fixed Income Fund - Class A	DWS International Growth Fund - Class A	DWS RREEF Real Estate Securities Fund - Class A	Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
Operations:
Net investment income (loss)	$4,580	$93	$(12)	$499	$(1,172)
Net realized gain (loss) on security transactions	174	(8)	7,565	2	22,642
Net realized gain distributions	14,950	—	1,325	—	28,088
Net unrealized appreciation (depreciation) of investments	8,117	73	(1,418)	1,373	33,890
Net increase (decrease) in net assets resulting from operations	27,821	158	7,460	1,874	83,448

Unit transactions:
Purchases	3,828	—	11,965	401	50,236
Net transfers	—	—	(70,590)	7,496	36,030
Surrenders for benefit payments and fees	18	5	(7,725)	1	(221,909)
Contract maintenance charges	(26)	(1)	(105)	(1)	(92)
Other, net	—	—	(49)	—	(5,819)
Net increase (decrease) in net assets resulting from unit transactions	3,820	4	(66,504)	7,897	(141,554)
Net increase (decrease) in net assets	31,641	162	(59,044)	9,771	(58,106)

Net Assets:
Beginning of Period	215,732	1,711	132,576	21,352	768,860
End of Period	$247,373	$1,873	$73,532	$31,123	$710,754

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Eaton Vance Balanced Fund - Class A	Eaton Vance Dividend Builder Fund - Class A	Eaton Vance Income Fund of Boston - Class A	Eaton Vance Large-Cap Value Fund - Class A	Eaton Vance Worldwide Health Sciences Fund - Class A
Operations:
Net investment income (loss)	$383	$15,262	$163,363	$1,349	$(2,684)
Net realized gain (loss) on security transactions	1,558	53,231	(17,446)	32,389	21,677
Net realized gain distributions	14,058	67,158	—	48,975	22,984
Net unrealized appreciation (depreciation) of investments	34,773	44,728	46,432	71,147	(16,907)
Net increase (decrease) in net assets resulting from operations	50,772	180,379	192,349	153,860	25,070

Unit transactions:
Purchases	120	43,147	131,728	87,169	23,840
Net transfers	(5,000)	(10,752)	24,018	19,776	(44,760)
Surrenders for benefit payments and fees	1	(392,580)	(330,432)	(140,462)	(101,380)
Contract maintenance charges	(53)	(164)	(629)	(984)	(272)
Other, net	—	(6,523)	(3,552)	5,215	(1,127)
Net increase (decrease) in net assets resulting from unit transactions	(4,932)	(366,872)	(178,867)	(29,286)	(123,699)
Net increase (decrease) in net assets	45,840	(186,493)	13,482	124,574	(98,629)

Net Assets:
Beginning of Period	281,336	1,393,630	2,972,426	1,450,276	594,787
End of Period	$327,176	$1,207,137	$2,985,908	$1,574,850	$496,158

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Empower Emerging Markets Equity Fund - Investor Class (15)	Empower International Index Fund - Investor Class	Empower Lifetime 2015 Fund - Investor Class	Empower Lifetime 2020 Fund - Investor Class	Empower Lifetime 2025 Fund - Investor Class
Operations:
Net investment income (loss)	$1,447	$2,509	$641	$91	$1,645
Net realized gain (loss) on security transactions	60	1,614	22	5,438	72
Net realized gain distributions	—	153	658	94	2,281
Net unrealized appreciation (depreciation) of investments	760	(2,669)	354	(5,799)	1,384
Net increase (decrease) in net assets resulting from operations	2,267	1,607	1,675	(176)	5,382

Unit transactions:
Purchases	5,991	28,490	3,849	2,647	15,468
Net transfers	136,017	22,727	—	—	—
Surrenders for benefit payments and fees	(762)	(5,176)	—	(133,204)	—
Contract maintenance charges	(26)	(79)	—	—	—
Other, net	292	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	141,512	45,962	3,849	(130,557)	15,468
Net increase (decrease) in net assets	143,779	47,569	5,524	(130,733)	20,850

Net Assets:
Beginning of Period	—	110,260	31,440	141,804	86,087
End of Period	$143,779	$157,829	$36,964	$11,071	$106,937

(15) Empower Emerging Markets Equity Fund - Investor Class commenced operations on August 09, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Empower Lifetime 2030 Fund - Investor Class	Empower Lifetime 2035 Fund - Investor Class	Empower Lifetime 2040 Fund - Investor Class	Empower Lifetime 2045 Fund - Investor Class	Empower Lifetime 2050 Fund - Investor Class
Operations:
Net investment income (loss)	$7,116	$4,322	$258	$605	$4,580
Net realized gain (loss) on security transactions	334	2,313	48	1,617	1,282
Net realized gain distributions	9,239	12,464	423	2,491	11,723
Net unrealized appreciation (depreciation) of investments	5,690	6,097	35	1,121	5,441
Net increase (decrease) in net assets resulting from operations	22,379	25,196	764	5,834	23,026

Unit transactions:
Purchases	30,589	20,674	5,108	4,736	53,136
Net transfers	—	(19,781)	—	—	—
Surrenders for benefit payments and fees	(664)	—	(402)	(9,904)	(7,693)
Contract maintenance charges	(50)	(37)	—	—	(38)
Other, net	2,633	9,576	—	—	(5,674)
Net increase (decrease) in net assets resulting from unit transactions	32,508	10,432	4,706	(5,168)	39,731
Net increase (decrease) in net assets	54,887	35,628	5,470	666	62,757

Net Assets:
Beginning of Period	323,316	322,222	8,774	63,016	231,981
End of Period	$378,203	$357,850	$14,244	$63,682	$294,738

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Empower Lifetime 2055 Fund - Investor Class	Empower Lifetime 2060 Fund - Investor Class	Empower Moderately Aggressive Profile Fund - Investor Class	Empower S&P 500® Index Fund - Investor Class (16)	Empower S&P Mid Cap 400® Index Fund - Investor Class
Operations:
Net investment income (loss)	$78	$219	$(2)	$7	$579
Net realized gain (loss) on security transactions	7	4	24	—	2,837
Net realized gain distributions	266	256	6	8	1,932
Net unrealized appreciation (depreciation) of investments	155	(227)	(5)	(47)	6,335
Net increase (decrease) in net assets resulting from operations	506	252	23	(32)	11,683

Unit transactions:
Purchases	7,418	7,964	161	166	12,386
Net transfers	—	—	(190)	2,522	3,544
Surrenders for benefit payments and fees	(1)	—	(161)	—	(17,349)
Contract maintenance charges	—	—	(2)	—	(19)
Other, net	—	—	—	—	(1,795)
Net increase (decrease) in net assets resulting from unit transactions	7,417	7,964	(192)	2,688	(3,233)
Net increase (decrease) in net assets	7,923	8,216	(169)	2,656	8,450

Net Assets:
Beginning of Period	5,228	3,633	200	—	92,689
End of Period	$13,151	$11,849	$31	$2,656	$101,139

(16) Empower S&P 500 Index Fund - Investor Class commenced operations on November 14, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Empower S&P Small Cap 600® Index Fund - Investor Class	Empower Short Duration Bond Fund - Investor Class	Federated Hermes Clover Small Value Fund - Class A	Federated Hermes Equity Income Fund, Inc. - Class A	Federated Hermes Fund for U.S. Government Securities - Class A
Operations:
Net investment income (loss)	$54	$433	$187	$(306)	$4,932
Net realized gain (loss) on security transactions	68	1,147	(1,140)	5,643	(2,757)
Net realized gain distributions	741	—	2,994	6,008	—
Net unrealized appreciation (depreciation) of investments	512	(1,035)	1,026	(865)	(1,808)
Net increase (decrease) in net assets resulting from operations	1,375	545	3,067	10,480	367

Unit transactions:
Purchases	4,791	691	191	6,082	15,575
Net transfers	3,972	(5,685)	(7,312)	(1,395)	(7,197)
Surrenders for benefit payments and fees	(2,111)	(52,140)	(31,876)	(37,317)	(15,122)
Contract maintenance charges	(10)	(14)	(7)	(79)	(74)
Other, net	(1,788)	—	—	(527)	743
Net increase (decrease) in net assets resulting from unit transactions	4,854	(57,148)	(39,004)	(33,236)	(6,075)
Net increase (decrease) in net assets	6,229	(56,603)	(35,937)	(22,756)	(5,708)

Net Assets:
Beginning of Period	14,016	72,733	70,049	73,798	172,339
End of Period	$20,245	$16,130	$34,112	$51,042	$166,631

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Federated Hermes Global Allocation Fund - Class A	Federated Hermes International Leaders Fund - Class A	Federated Hermes Kaufmann Fund - Class R	Federated Hermes MDT Mid Cap Growth Fund - Class A	Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A
Operations:
Net investment income (loss)	$23	$93	$(34,078)	$(2,908)	$5
Net realized gain (loss) on security transactions	7	3	7,107	2,986	—
Net realized gain distributions	—	188	462,941	19,453	—
Net unrealized appreciation (depreciation) of investments	189	(456)	207,395	94,066	2
Net increase (decrease) in net assets resulting from operations	219	(172)	643,365	113,597	7

Unit transactions:
Purchases	—	627	216,358	17,058	—
Net transfers	—	—	(16,909)	6,103	—
Surrenders for benefit payments and fees	(1)	1	(522,053)	(15,987)	4
Contract maintenance charges	—	(3)	(1,440)	(152)	(4)
Other, net	—	—	(2,453)	(2,484)	—
Net increase (decrease) in net assets resulting from unit transactions	(1)	625	(326,497)	4,538	—
Net increase (decrease) in net assets	218	453	316,868	118,135	7

Net Assets:
Beginning of Period	2,836	8,457	4,233,459	352,148	155
End of Period	$3,054	$8,910	$4,550,327	$470,283	$162

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Federated Hermes Total Return Bond Fund - Class A	Fidelity Advisor® Equity Growth Fund - Class M	Fidelity Advisor® Leveraged Company Stock Fund - Class M (17)	Fidelity Advisor® Stock Selector Fund - Class M (18)	Fidelity® VIP Balanced Portfolio - Initial Class
Operations:
Net investment income (loss)	$2,599	$(5,753)	$1,588	$(7,052)	$10,274
Net realized gain (loss) on security transactions	(7,892)	27,226	24,945	206,463	163,464
Net realized gain distributions	—	122,734	446,004	38	43,848
Net unrealized appreciation (depreciation) of investments	5,379	87,132	91,949	(45,076)	(20,803)
Net increase (decrease) in net assets resulting from operations	86	231,339	564,486	154,373	196,783

Unit transactions:
Purchases	2,327	83,886	203,243	51,250	52,271
Net transfers	(30,622)	(37,213)	(53,341)	391	(286,179)
Surrenders for benefit payments and fees	(55,569)	(6,116)	(423,654)	(1,578,231)	(329,859)
Contract maintenance charges	(29)	(231)	(755)	(5)	—
Other, net	—	(2,127)	(3,104)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(83,893)	38,199	(277,611)	(1,526,595)	(563,767)
Net increase (decrease) in net assets	(83,807)	269,538	286,875	(1,372,222)	(366,984)

Net Assets:
Beginning of Period	140,485	782,322	2,240,983	1,373,201	1,373,125
End of Period	$56,678	$1,051,860	$2,527,858	$979	$1,006,141

(17) Fidelity Advisor Leveraged Company Stock Fund - Class M merged into Fidelity Advisor® Leveraged Company Stock Fund - Class M on October 25, 2024. Accordingly, activity above reflects activity inclusive of the merger.
(18) Fidelity Advisor Stock Select All Cap Fund - Class M, name changed to Fidelity Advisor® Stock Selector Fund - Class M, effective December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	Fidelity® VIP Growth & Income Portfolio - Initial Class
Operations:
Net investment income (loss)	$445	$467	$2,804	$13,343	$965
Net realized gain (loss) on security transactions	(13,867)	(867)	71	570	42,172
Net realized gain distributions	3,015	2,770	279	1,749	13,864
Net unrealized appreciation (depreciation) of investments	16,041	5,011	7,501	44,202	(2,815)
Net increase (decrease) in net assets resulting from operations	5,634	7,381	10,655	59,864	54,186

Unit transactions:
Purchases	—	—	—	—	—
Net transfers	(117,246)	(111,491)	—	69,046	(127,100)
Surrenders for benefit payments and fees	—	(1)	(1)	(1,095)	(6,876)
Contract maintenance charges	—	—	(50)	(110)	—
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(117,246)	(111,492)	(51)	67,841	(133,976)
Net increase (decrease) in net assets	(111,612)	(104,111)	10,604	127,705	(79,790)

Net Assets:
Beginning of Period	111,727	109,594	134,810	677,235	287,475
End of Period	$115	$5,483	$145,414	$804,940	$207,685

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Fidelity® VIP Growth Opportunities Portfolio - Initial Class	Fidelity® VIP Investor Freedom 2035 Portfolio℠ - Service Class 2	Fidelity® VIP Investor Freedom 2050 Portfolio℠ - Service Class 2	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Value Strategies Portfolio - Initial Class
Operations:
Net investment income (loss)	$(6,851)	$171	$5	$489	$(1,800)
Net realized gain (loss) on security transactions	39,852	12	—	109	38,056
Net realized gain distributions	—	186	13	2,367	11,719
Net unrealized appreciation (depreciation) of investments	272,676	871	65	(874)	(9,708)
Net increase (decrease) in net assets resulting from operations	305,677	1,240	83	2,091	38,267

Unit transactions:
Purchases	22,062	—	—	—	8,399
Net transfers	(53,167)	—	—	—	(87,025)
Surrenders for benefit payments and fees	(243,975)	(1)	—	(146)	(406,704)
Contract maintenance charges	—	—	—	—	—
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(275,080)	(1)	—	(146)	(485,330)
Net increase (decrease) in net assets	30,597	1,239	83	1,945	(447,063)

Net Assets:
Beginning of Period	929,105	11,938	632	48,347	487,567
End of Period	$959,702	$13,177	$715	$50,292	$40,504

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Franklin Conservative Allocation Fund - Class A	Franklin Core Plus Fund - Class A (19)	Franklin Growth Allocation Fund - Class A	Franklin Growth Fund - Class A	Franklin High Income Fund - Class A1
Operations:
Net investment income (loss)	$27,336	$92,481	$62,787	$(25,130)	$46,639
Net realized gain (loss) on security transactions	(4,449)	(50,647)	116,424	173,703	(8,436)
Net realized gain distributions	—	—	16,902	242,319	—
Net unrealized appreciation (depreciation) of investments	83,486	11,811	518,572	107,369	17,827
Net increase (decrease) in net assets resulting from operations	106,373	53,645	714,685	498,261	56,030

Unit transactions:
Purchases	99,318	372,563	488,696	249,542	81,971
Net transfers	(4,713)	71,765	69,247	58,518	6,773
Surrenders for benefit payments and fees	(92,864)	(344,637)	(1,684,467)	(699,626)	(160,641)
Contract maintenance charges	(1,078)	(687)	(2,851)	(989)	(508)
Other, net	3,326	(423)	(10,691)	14,249	(282)
Net increase (decrease) in net assets resulting from unit transactions	3,989	98,581	(1,140,066)	(378,306)	(72,687)
Net increase (decrease) in net assets	110,362	152,226	(425,381)	119,955	(16,657)

Net Assets:
Beginning of Period	1,462,167	2,322,315	5,804,399	3,025,032	880,326
End of Period	$1,572,529	$2,474,541	$5,379,018	$3,144,987	$863,669

(19) Franklin Strategic Income Fund - Class A, name changed to Franklin Core Plus Bond Fund - Class A, effective December 11, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Franklin Income Fund - Class A1	Franklin Moderate Allocation Fund - Class A	Franklin Mutual Beacon Fund - Class A	Franklin Mutual Global Discovery Fund - Class A	Franklin Mutual Shares Fund - Class A
Operations:
Net investment income (loss)	$287,357	$72,695	$9,692	$98,126	$33,489
Net realized gain (loss) on security transactions	31,326	(7,597)	55,018	98,716	3,564
Net realized gain distributions	—	—	34,260	710,034	238,166
Net unrealized appreciation (depreciation) of investments	42,098	457,381	(41,151)	(534,331)	41,822
Net increase (decrease) in net assets resulting from operations	360,781	522,479	57,819	372,545	317,041

Unit transactions:
Purchases	401,253	410,082	44,547	529,072	147,137
Net transfers	(164,550)	(13,883)	1,204	(58,688)	128,664
Surrenders for benefit payments and fees	(822,578)	(1,044,026)	(115,903)	(1,596,410)	(288,705)
Contract maintenance charges	(2,635)	(2,611)	(259)	(2,985)	(1,137)
Other, net	(1,752)	10,780	2,517	(5,158)	604
Net increase (decrease) in net assets resulting from unit transactions	(590,262)	(639,658)	(67,894)	(1,134,169)	(13,437)
Net increase (decrease) in net assets	(229,481)	(117,179)	(10,075)	(761,624)	303,604

Net Assets:
Beginning of Period	6,189,883	5,394,821	877,714	9,079,301	3,052,555
End of Period	$5,960,402	$5,277,642	$867,639	$8,317,677	$3,356,159

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Franklin Mutual U.S. Mid Cap Value Fund - Class A	Franklin Small Cap Value Fund - Class A	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small-Mid Cap Growth VIP Fund - Class 1	Franklin Total Return Fund - Class A
Operations:
Net investment income (loss)	$10,374	$3,514	$(7,458)	$(450)	$4,222
Net realized gain (loss) on security transactions	(10,041)	108,849	22,323	(3,319)	(4,123)
Net realized gain distributions	64,267	148,698	—	—	—
Net unrealized appreciation (depreciation) of investments	33,199	4,304	315,005	11,052	1,036
Net increase (decrease) in net assets resulting from operations	97,799	265,365	329,870	7,283	1,135

Unit transactions:
Purchases	—	189,134	20,539	2,429	4,686
Net transfers	(353)	(7,663)	(197,169)	38,648	6,760
Surrenders for benefit payments and fees	(79,047)	(548,141)	(304,651)	(40,325)	(18,871)
Contract maintenance charges	(94)	(1,190)	(291)	—	(114)
Other, net	628	(8,133)	(292)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(78,866)	(375,993)	(481,864)	752	(7,539)
Net increase (decrease) in net assets	18,933	(110,628)	(151,994)	8,035	(6,404)

Net Assets:
Beginning of Period	1,172,222	2,754,257	3,034,681	59,664	161,891
End of Period	$1,191,155	$2,643,629	$2,882,687	$67,699	$155,487

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Franklin U.S. Government Securities Fund - Class A1	Goldman Sachs Core Fixed Income Fund - Class A	Goldman Sachs Equity Income Fund - Class A	Goldman Sachs Government Income Fund - Class A	Goldman Sachs High Yield Fund - Class A
Operations:
Net investment income (loss)	$11,025	$4,581	$1,219	$25,007	$39,945
Net realized gain (loss) on security transactions	(11,749)	(748)	4,288	(90,165)	(9,420)
Net realized gain distributions	—	—	22,725	—	—
Net unrealized appreciation (depreciation) of investments	(1,802)	(3,625)	3,183	67,864	13,176
Net increase (decrease) in net assets resulting from operations	(2,526)	208	31,415	2,706	43,701

Unit transactions:
Purchases	18,509	11,127	23,467	83,234	54,863
Net transfers	(28,516)	(112)	108,536	163,119	236,122
Surrenders for benefit payments and fees	(38,287)	(7,073)	(12,746)	(146,695)	(101,109)
Contract maintenance charges	(263)	(98)	(124)	(785)	(353)
Other, net	—	—	147	(2,980)	(996)
Net increase (decrease) in net assets resulting from unit transactions	(48,557)	3,844	119,280	95,893	188,527
Net increase (decrease) in net assets	(51,083)	4,052	150,695	98,599	232,228

Net Assets:
Beginning of Period	498,405	162,168	165,071	1,086,587	521,106
End of Period	$447,322	$166,220	$315,766	$1,185,186	$753,334

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Goldman Sachs Income Builder Fund - Class A	Goldman Sachs International Equity ESG Fund - Class A	Goldman Sachs Large Cap Core Fund - Class A	Goldman Sachs Large Cap Value Fund - Class A	Goldman Sachs Mid Cap Growth Fund - Class A
Operations:
Net investment income (loss)	$12,554	$163	$(107)	$304	$(7,279)
Net realized gain (loss) on security transactions	2,060	2,746	226	8,749	(13,615)
Net realized gain distributions	2,488	—	2,143	31,827	126,542
Net unrealized appreciation (depreciation) of investments	13,923	(2,758)	1,190	14,254	34,006
Net increase (decrease) in net assets resulting from operations	31,025	151	3,452	55,134	139,654

Unit transactions:
Purchases	131,953	7,856	—	23,881	74,700
Net transfers	190,089	(13,536)	394	2,980	7,310
Surrenders for benefit payments and fees	(21,334)	(8,190)	(5,475)	(189,894)	(30,394)
Contract maintenance charges	(577)	(74)	(6)	(219)	(270)
Other, net	(14,341)	(808)	—	2,067	3,222
Net increase (decrease) in net assets resulting from unit transactions	285,790	(14,752)	(5,087)	(161,185)	54,568
Net increase (decrease) in net assets	316,815	(14,601)	(1,635)	(106,051)	194,222

Net Assets:
Beginning of Period	195,279	42,283	20,812	426,784	730,884
End of Period	$512,094	$27,682	$19,177	$320,733	$925,106

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Goldman Sachs Mid Cap Value Fund - Class A	Goldman Sachs Satellite Strategies Portfolio - Class A (20)	Goldman Sachs Small Cap Value Fund - Class A	Goldman Sachs Small/Mid Cap Growth Fund - Class A	Goldman Sachs Strategic Growth Fund - Class A
Operations:
Net investment income (loss)	$13,761	$(2)	$42,650	$(3,337)	$(2,395)
Net realized gain (loss) on security transactions	(1,509)	(106)	(149,574)	4,010	9,626
Net realized gain distributions	196,924	—	881,969	1,118	21,176
Net unrealized appreciation (depreciation) of investments	137,005	76	(444,863)	29,380	39,838
Net increase (decrease) in net assets resulting from operations	346,181	(32)	330,182	31,171	68,245

Unit transactions:
Purchases	120,663	—	382,926	18,039	12,227
Net transfers	(31,101)	(2,186)	(41,792)	43,846	(15,193)
Surrenders for benefit payments and fees	(492,073)	1	(910,307)	(40,277)	(27,963)
Contract maintenance charges	(1,259)	—	(1,072)	(71)	(98)
Other, net	(2,468)	—	(13,494)	(434)	—
Net increase (decrease) in net assets resulting from unit transactions	(406,238)	(2,185)	(583,739)	21,103	(31,027)
Net increase (decrease) in net assets	(60,057)	(2,217)	(253,557)	52,274	37,218

Net Assets:
Beginning of Period	3,285,037	2,217	4,942,408	237,520	231,437
End of Period	$3,224,980	$—	$4,688,851	$289,794	$268,655

(20) Goldman Sachs Satellite Strategies Portfolio - Class A ceased operations on February 13, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Goldman Sachs U.S. Equity Insights Fund - Class A	Hartford Balanced HLS Fund - Class IA	Hartford Balanced HLS Fund - Class IB	Hartford Balanced Income Fund - Class R4	Hartford Capital Appreciation Fund - Class R4
Operations:
Net investment income (loss)	$(71)	$86,606	$886	$4,847	$(4,943)
Net realized gain (loss) on security transactions	65	48,742	5,281	2,869	65,866
Net realized gain distributions	7,099	417,147	9,064	5,970	41,623
Net unrealized appreciation (depreciation) of investments	(3,124)	85,913	1,693	(3,195)	21,415
Net increase (decrease) in net assets resulting from operations	3,969	638,408	16,924	10,491	123,961

Unit transactions:
Purchases	6,610	68,875	9,565	16,740	43,719
Net transfers	43,094	136,393	(317)	19,896	(214,868)
Surrenders for benefit payments and fees	—	(614,677)	(51,602)	(74,035)	(107,415)
Contract maintenance charges	(5)	(994)	(87)	(299)	(315)
Other, net	—	261	—	1,215	(2,798)
Net increase (decrease) in net assets resulting from unit transactions	49,699	(410,142)	(42,441)	(36,483)	(281,677)
Net increase (decrease) in net assets	53,668	228,266	(25,517)	(25,992)	(157,716)

Net Assets:
Beginning of Period	209	6,156,116	170,939	203,879	704,462
End of Period	$53,877	$6,384,382	$145,422	$177,887	$546,746

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford Capital Appreciation Fund - Class R5	Hartford Capital Appreciation HLS Fund - Class IA	Hartford Checks and Balances Fund - Class R4	Hartford Conservative Allocation Fund - Class R4	Hartford Conservative Allocation Fund - Class R5
Operations:
Net investment income (loss)	$(13,210)	$33,140	$6,664	$3,368	$2,679
Net realized gain (loss) on security transactions	226,644	96,341	15	378	1,262
Net realized gain distributions	428,261	679,630	3,856	510	289
Net unrealized appreciation (depreciation) of investments	377,474	2,248,207	15,699	10,600	6,462
Net increase (decrease) in net assets resulting from operations	1,019,169	3,057,318	26,234	14,856	10,692

Unit transactions:
Purchases	159,764	83,996	26,815	21,156	10,095
Net transfers	217,300	(185,244)	(291)	5,686	(4)
Surrenders for benefit payments and fees	(1,032,904)	(1,858,299)	5	(6,656)	(44,264)
Contract maintenance charges	(1,979)	(2,142)	(112)	(190)	(187)
Other, net	3,820	(8,009)	739	(4,469)	70
Net increase (decrease) in net assets resulting from unit transactions	(653,999)	(1,969,698)	27,156	15,527	(34,290)
Net increase (decrease) in net assets	365,170	1,087,620	53,390	30,383	(23,598)

Net Assets:
Beginning of Period	5,393,342	15,718,166	231,296	217,369	164,011
End of Period	$5,758,512	$16,805,786	$284,686	$247,752	$140,413

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford Disciplined Equity HLS Fund - Class IA	Hartford Disciplined Equity HLS Fund - Class IB	Hartford Dividend and Growth Fund - Class R4	Hartford Dividend and Growth HLS Fund - Class IA	Hartford Dividend and Growth HLS Fund - Class IB
Operations:
Net investment income (loss)	$(6,844)	$(32,264)	$3,083	$335,265	$30,849
Net realized gain (loss) on security transactions	283,214	509,811	48,567	190,962	53,836
Net realized gain distributions	123,711	372,194	61,001	1,311,230	278,577
Net unrealized appreciation (depreciation) of investments	252,623	966,787	(30,439)	465,139	87,877
Net increase (decrease) in net assets resulting from operations	652,704	1,816,528	82,212	2,302,596	451,139

Unit transactions:
Purchases	101,286	339,284	68,304	84,174	220,668
Net transfers	47,650	477,969	29,514	(406,080)	(82,910)
Surrenders for benefit payments and fees	(1,543,383)	(1,653,401)	(151,983)	(2,073,460)	(763,835)
Contract maintenance charges	(839)	(3,190)	(229)	(1,747)	(2,263)
Other, net	(3,329)	(18,011)	(991)	5,944	(4,353)
Net increase (decrease) in net assets resulting from unit transactions	(1,398,615)	(857,349)	(55,385)	(2,391,169)	(632,693)
Net increase (decrease) in net assets	(745,911)	959,179	26,827	(88,573)	(181,554)

Net Assets:
Beginning of Period	3,016,819	7,624,779	727,522	19,232,633	4,231,163
End of Period	$2,270,908	$8,583,958	$754,349	$19,144,060	$4,049,609

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford Equity Income Fund - Class R4	Hartford Global Impact Fund - Class R4	Hartford Growth Allocation Fund - Class R4	Hartford Growth Allocation Fund - Class R5	Hartford Growth Opportunities Fund - Class R4
Operations:
Net investment income (loss)	$6,341	$(238)	$1,540	$37,100	$(3,752)
Net realized gain (loss) on security transactions	1,704	632	5,524	84,773	12,583
Net realized gain distributions	50,455	—	3,261	45,643	—
Net unrealized appreciation (depreciation) of investments	(5,668)	3,797	19,502	282,420	115,402
Net increase (decrease) in net assets resulting from operations	52,832	4,191	29,827	449,936	124,233

Unit transactions:
Purchases	54,907	6,953	24,154	211,442	46,404
Net transfers	2,762	(179)	(23,938)	(29,588)	1,764
Surrenders for benefit payments and fees	(37,821)	(817)	(19,357)	(416,509)	(44,701)
Contract maintenance charges	(325)	(33)	(207)	(1,526)	(99)
Other, net	(1,282)	198	(246)	(2,319)	(2,692)
Net increase (decrease) in net assets resulting from unit transactions	18,241	6,122	(19,594)	(238,500)	676
Net increase (decrease) in net assets	71,073	10,313	10,233	211,436	124,909

Net Assets:
Beginning of Period	602,852	53,631	217,910	3,019,562	295,256
End of Period	$673,925	$63,944	$228,143	$3,230,998	$420,165

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford Healthcare Fund - Class R4	Hartford Healthcare HLS Fund - Class IA	Hartford Healthcare HLS Fund - Class IB	Hartford High Yield Fund - Class R4	Hartford Inflation Plus Fund - Class R4
Operations:
Net investment income (loss)	$(2,642)	$(13,048)	$(8,285)	$6,962	$4,914
Net realized gain (loss) on security transactions	7,757	(106,212)	(39,270)	(834)	(10,214)
Net realized gain distributions	9,435	13,881	9,861	—	—
Net unrealized appreciation (depreciation) of investments	(14,915)	117,827	37,721	1,435	6,938
Net increase (decrease) in net assets resulting from operations	(365)	12,448	27	7,563	1,638

Unit transactions:
Purchases	28,368	118,531	87,377	20,536	35,115
Net transfers	(14,335)	90,692	35,326	4,015	(8,844)
Surrenders for benefit payments and fees	(37,088)	(506,877)	(181,604)	(30,401)	(136,745)
Contract maintenance charges	(108)	(437)	(450)	(39)	(139)
Other, net	—	1,944	811	430	(1,867)
Net increase (decrease) in net assets resulting from unit transactions	(23,163)	(296,147)	(58,540)	(5,459)	(112,480)
Net increase (decrease) in net assets	(23,528)	(283,699)	(58,513)	2,104	(110,842)

Net Assets:
Beginning of Period	228,066	2,250,318	1,248,398	129,862	401,922
End of Period	$204,538	$1,966,619	$1,189,885	$131,966	$291,080

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford International Equity Fund - Class R4	Hartford International Opportunities Fund - Class R4	Hartford International Opportunities HLS Fund - Class IA	Hartford International Opportunities HLS Fund - Class IB	Hartford Midcap Fund - Class R4
Operations:
Net investment income (loss)	$1,202	$1,015	$7,438	$2,025	$(3,780)
Net realized gain (loss) on security transactions	14,912	5,930	24,585	8,769	(3,484)
Net realized gain distributions	—	—	—	—	18,609
Net unrealized appreciation (depreciation) of investments	(5,697)	2,421	44,797	8,575	7,069
Net increase (decrease) in net assets resulting from operations	10,417	9,366	76,820	19,369	18,414

Unit transactions:
Purchases	37,812	44,392	76,513	50,792	38,121
Net transfers	(29,108)	27,413	(46,972)	76,872	2,566
Surrenders for benefit payments and fees	(72,780)	(36,406)	(323,301)	(76,711)	(152,117)
Contract maintenance charges	(523)	(335)	(486)	(240)	(540)
Other, net	1,160	547	1,231	—	183
Net increase (decrease) in net assets resulting from unit transactions	(63,439)	35,611	(293,015)	50,713	(111,787)
Net increase (decrease) in net assets	(53,022)	44,977	(216,195)	70,082	(93,373)

Net Assets:
Beginning of Period	232,468	206,623	823,857	283,252	467,727
End of Period	$179,446	$251,600	$607,662	$353,334	$374,354

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford MidCap HLS Fund - Class IA	Hartford MidCap Value Fund - Class R4	Hartford Moderate Allocation Fund - Class R4	Hartford Moderate Allocation Fund - Class R5	Hartford Small Cap Growth HLS Fund - Class IA
Operations:
Net investment income (loss)	$(14,980)	$(93)	$10,820	$23,174	$(1,589)
Net realized gain (loss) on security transactions	(194,761)	2,041	1,835	19,544	3,237
Net realized gain distributions	182,054	8,198	—	—	—
Net unrealized appreciation (depreciation) of investments	513,264	(2,839)	63,121	109,922	43,517
Net increase (decrease) in net assets resulting from operations	485,577	7,307	75,776	152,640	45,165

Unit transactions:
Purchases	9,701	7,179	55,259	50,376	40,022
Net transfers	(546,118)	9,774	14,774	3,007	(4,897)
Surrenders for benefit payments and fees	(523,411)	(28,120)	(11,647)	(264,368)	(89,755)
Contract maintenance charges	(306)	(93)	(525)	(983)	(235)
Other, net	4,474	—	5,247	(2,567)	(890)
Net increase (decrease) in net assets resulting from unit transactions	(1,055,660)	(11,260)	63,108	(214,535)	(55,755)
Net increase (decrease) in net assets	(570,083)	(3,953)	138,884	(61,895)	(10,590)

Net Assets:
Beginning of Period	7,861,652	83,070	684,358	1,429,673	348,863
End of Period	$7,291,569	$79,117	$823,242	$1,367,778	$338,273

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford Small Cap Growth HLS Fund - Class IB	Hartford Small Company Fund - Class R4	Hartford Small Company HLS Fund - Class IA	Hartford Small Company HLS Fund - Class IB	Hartford Stock HLS Fund - Class IA
Operations:
Net investment income (loss)	$(1,695)	$(2,858)	$(7,424)	$(4,457)	$45,508
Net realized gain (loss) on security transactions	(1,045)	1,201	(97,922)	(37,424)	118,715
Net realized gain distributions	—	—	—	—	138,695
Net unrealized appreciation (depreciation) of investments	25,360	30,739	429,478	99,341	65,041
Net increase (decrease) in net assets resulting from operations	22,620	29,082	324,132	57,460	367,959

Unit transactions:
Purchases	12,610	24,052	3,966	57,201	10,516
Net transfers	(888)	(14,277)	(298,885)	(2,254)	(60,442)
Surrenders for benefit payments and fees	(21,608)	(37,795)	(385,842)	(143,384)	(274,350)
Contract maintenance charges	(130)	(184)	(211)	(311)	(177)
Other, net	26	1,225	1,828	507	2,006
Net increase (decrease) in net assets resulting from unit transactions	(9,990)	(26,979)	(679,144)	(88,241)	(322,447)
Net increase (decrease) in net assets	12,630	2,103	(355,012)	(30,781)	45,512

Net Assets:
Beginning of Period	194,590	290,726	2,978,208	589,870	4,596,884
End of Period	$207,220	$292,829	$2,623,196	$559,089	$4,642,396

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford Stock HLS Fund - Class IB	Hartford Total Return Bond Fund - Class R4	Hartford Total Return Bond Fund - Class R5	Hartford Total Return Bond HLS Fund - Class IA	Hartford Total Return Bond HLS Fund - Class IB
Operations:
Net investment income (loss)	$2,073	$407	$2,083	$230,619	$46,477
Net realized gain (loss) on security transactions	16,573	(4,999)	(266)	(225,385)	(67,567)
Net realized gain distributions	11,006	—	—	—	—
Net unrealized appreciation (depreciation) of investments	2,040	4,088	(1,164)	131,292	44,085
Net increase (decrease) in net assets resulting from operations	31,692	(504)	653	136,526	22,995

Unit transactions:
Purchases	6,494	5,099	2,991	105,673	139,977
Net transfers	—	(8,590)	25,325	565,675	(95,218)
Surrenders for benefit payments and fees	(94,609)	(45,012)	(1,712)	(1,295,762)	(190,530)
Contract maintenance charges	(36)	(79)	(83)	(1,560)	(833)
Other, net	—	—	47	2,876	4,314
Net increase (decrease) in net assets resulting from unit transactions	(88,151)	(48,582)	26,568	(623,098)	(142,290)
Net increase (decrease) in net assets	(56,459)	(49,086)	27,221	(486,572)	(119,295)

Net Assets:
Beginning of Period	395,140	58,046	60,728	7,132,764	1,814,075
End of Period	$338,681	$8,960	$87,949	$6,646,192	$1,694,780

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Hartford Ultrashort Bond HLS Fund - Class IA	Hartford Ultrashort Bond HLS Fund - Class IB	Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A (21)	Impax Ellevate Global Women’s Leadership Fund – Investor Class (22)	Invesco American Franchise Fund - Class A
Operations:
Net investment income (loss)	$61,438	$46,661	$4,570	$320	$(5,266)
Net realized gain (loss) on security transactions	2,795	54,487	23,383	—	30,279
Net realized gain distributions	—	—	50,563	—	36,590
Net unrealized appreciation (depreciation) of investments	(1,903)	(23,600)	(14,317)	—	188,739
Net increase (decrease) in net assets resulting from operations	62,330	77,548	64,199	320	250,342

Unit transactions:
Purchases	31,493	172,543	18,329	—	49,526
Net transfers	626,663	(28,600)	96	—	37,216
Surrenders for benefit payments and fees	(89,234)	(2,384,594)	(62,922)	(320)	(86,868)
Contract maintenance charges	(193)	(1,872)	(218)	—	(375)
Other, net	179	1,189	(2,223)	—	2,328
Net increase (decrease) in net assets resulting from unit transactions	568,908	(2,241,334)	(46,938)	(320)	1,827
Net increase (decrease) in net assets	631,238	(2,163,786)	17,261	—	252,169

Net Assets:
Beginning of Period	982,658	3,800,728	563,552	—	744,265
End of Period	$1,613,896	$1,636,942	$580,813	$—	$996,434

(21) Hotchkis and Wiley Large Cap Value Fund, name changed to Hotchkis & Wiley Large Cap Fundamental Value Fund effective August 29, 2024.
(22) Impax Ellevate Global Women’s Leadership Fund – Investor Class commenced operations on January 11, 2024, and ceased operations on August 20, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco Balanced-Risk Commodity Strategy Fund - Class A	Invesco Comstock Fund - Class A	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Discovery Large Cap Fund - Class A (23)
Operations:
Net investment income (loss)	$184	$48,524	$(13,759)	$1,836	$(4,696)
Net realized gain (loss) on security transactions	(1)	114,094	(603)	3,102	16,719
Net realized gain distributions	342	321,162	—	—	29,444
Net unrealized appreciation (depreciation) of investments	44	49,205	(28,824)	(12,932)	223,620
Net increase (decrease) in net assets resulting from operations	569	532,985	(43,186)	(7,994)	265,087

Unit transactions:
Purchases	1,240	155,844	183,678	1,399	34,169
Net transfers	13	255,232	108,918	6,849	4,171
Surrenders for benefit payments and fees	12	(469,413)	(175,726)	(37,143)	(68,872)
Contract maintenance charges	(28)	(1,611)	(1,016)	(50)	(154)
Other, net	—	(22,898)	(5,511)	(542)	(2,652)
Net increase (decrease) in net assets resulting from unit transactions	1,237	(82,846)	110,343	(29,487)	(33,338)
Net increase (decrease) in net assets	1,806	450,139	67,157	(37,481)	231,749

Net Assets:
Beginning of Period	13,744	3,699,649	1,890,228	743,776	804,004
End of Period	$15,550	$4,149,788	$1,957,385	$706,295	$1,035,753

(23) Invesco Capital Appreciation Fund - Class A, name changed to Invesco Discovery Large Cap Fund - Class A, effective December 20, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco Discovery Mid Cap Growth Fund - Class A	Invesco Diversified Dividend Fund - Investor Class	Invesco Dividend Income Fund - Class A	Invesco Equity and Income Fund - Class A	Invesco EQV Emerging Markets All Cap Fund - Class A
Operations:
Net investment income (loss)	$(9,759)	$3,673	$111	$170,722	$326
Net realized gain (loss) on security transactions	33,649	2,180	37	109,508	(825)
Net realized gain distributions	51,838	39,632	953	618,120	—
Net unrealized appreciation (depreciation) of investments	147,622	4,308	423	284,453	(3,033)
Net increase (decrease) in net assets resulting from operations	223,350	49,793	1,524	1,182,803	(3,532)

Unit transactions:
Purchases	69,946	39,969	2,147	256,259	22,682
Net transfers	(32,723)	(59)	—	3,146	25,929
Surrenders for benefit payments and fees	(227,891)	(89,628)	(103)	(1,916,076)	(32,162)
Contract maintenance charges	(423)	(156)	(13)	(3,046)	(130)
Other, net	(4,365)	(833)	—	2,802	(334)
Net increase (decrease) in net assets resulting from unit transactions	(195,456)	(50,707)	2,031	(1,656,915)	15,985
Net increase (decrease) in net assets	27,894	(914)	3,555	(474,112)	12,453

Net Assets:
Beginning of Period	1,068,392	425,475	14,310	11,048,496	263,289
End of Period	$1,096,286	$424,561	$17,865	$10,574,384	$275,742

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco EQV Emerging Markets All Cap Fund - Class Y	Invesco EQV European Equity Fund - Class A	Invesco EQV International Equity Fund - Class A	Invesco Global Core Equity Fund - Class A	Invesco Global Fund - Class A
Operations:
Net investment income (loss)	$26,845	$7,271	$4,082	$276	$(21,011)
Net realized gain (loss) on security transactions	(100,645)	(798)	(5,313)	836	108,731
Net realized gain distributions	—	14,801	12,368	3,965	627,650
Net unrealized appreciation (depreciation) of investments	69,720	(24,279)	(13,905)	4,188	132,649
Net increase (decrease) in net assets resulting from operations	(4,080)	(3,005)	(2,768)	9,265	848,019

Unit transactions:
Purchases	135,609	9,945	23,782	3,321	197,660
Net transfers	(168,538)	22,932	11,653	(463)	(148,578)
Surrenders for benefit payments and fees	(270,029)	(55,117)	(24,917)	(4,628)	(598,363)
Contract maintenance charges	—	(53)	(227)	(15)	(1,222)
Other, net	2,968	90	(83)	—	7,847
Net increase (decrease) in net assets resulting from unit transactions	(299,990)	(22,203)	10,208	(1,785)	(542,656)
Net increase (decrease) in net assets	(304,070)	(25,208)	7,440	7,480	305,363

Net Assets:
Beginning of Period	2,199,969	269,757	272,501	59,916	5,549,964
End of Period	$1,895,899	$244,549	$279,941	$67,396	$5,855,327

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco Global Opportunities Fund - Class A	Invesco Global Strategic Income Fund - Class A	Invesco Gold & Special Minerals Fund - Class A	Invesco Growth and Income Fund - Class A	Invesco International Bond Fund - Class A
Operations:
Net investment income (loss)	$(459)	$10,833	$(2,276)	$8,127	$112,216
Net realized gain (loss) on security transactions	(3,948)	(8,674)	121,501	823	(133,256)
Net realized gain distributions	—	—	—	193,020	—
Net unrealized appreciation (depreciation) of investments	(6,370)	3,161	97,688	91,512	51,710
Net increase (decrease) in net assets resulting from operations	(10,777)	5,320	216,913	293,482	30,670

Unit transactions:
Purchases	12,555	21,215	131,313	210,146	187,552
Net transfers	2,331	5,947	(196,267)	83,976	(92,240)
Surrenders for benefit payments and fees	(6,998)	(49,866)	(265,550)	(251,099)	(371,591)
Contract maintenance charges	—	(72)	(522)	(1,210)	(782)
Other, net	—	296	(2,133)	2,669	982
Net increase (decrease) in net assets resulting from unit transactions	7,888	(22,480)	(333,159)	44,482	(276,079)
Net increase (decrease) in net assets	(2,889)	(17,160)	(116,246)	337,964	(245,409)

Net Assets:
Beginning of Period	136,951	254,779	1,656,075	1,911,439	2,826,599
End of Period	$134,062	$237,619	$1,539,829	$2,249,403	$2,581,190

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco International Diversified Fund - Class A	Invesco Main Street All Cap Fund® - Class A	Invesco Main Street Fund® - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Oppenheimer International Growth Fund - Class A
Operations:
Net investment income (loss)	$144	$(1,690)	$(1,413)	$(10,670)	$(3,183)
Net realized gain (loss) on security transactions	(2,320)	78,255	10,915	59,442	(6,080)
Net realized gain distributions	6,169	120,255	23,069	211,323	50,926
Net unrealized appreciation (depreciation) of investments	(11,459)	147,330	56,584	122,309	(54,648)
Net increase (decrease) in net assets resulting from operations	(7,466)	344,150	89,155	382,404	(12,985)

Unit transactions:
Purchases	28,707	102,677	49,396	154,292	67,154
Net transfers	9,184	(95,770)	(5,224)	(93,838)	(17,862)
Surrenders for benefit payments and fees	(50,356)	(164,598)	(66,626)	(423,758)	(72,583)
Contract maintenance charges	(196)	(462)	(218)	(800)	(338)
Other, net	2,719	(1,994)	(12,799)	(314)	2,636
Net increase (decrease) in net assets resulting from unit transactions	(9,942)	(160,147)	(35,471)	(364,418)	(20,993)
Net increase (decrease) in net assets	(17,408)	184,003	53,684	17,986	(33,978)

Net Assets:
Beginning of Period	210,941	1,320,471	406,172	2,578,503	559,204
End of Period	$193,533	$1,504,474	$459,856	$2,596,489	$525,226

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco Quality Income Fund - Class A	Invesco Real Estate Fund - Class A	Invesco Real Estate Fund - Class R5	Invesco Rising Dividends Fund - Class A	Invesco Small Cap Equity Fund - Class A
Operations:
Net investment income (loss)	$53	$41,238	$17,505	$(50)	$(1,531)
Net realized gain (loss) on security transactions	(57)	(127,429)	(25,373)	381	1,093
Net realized gain distributions	—	51,154	12,969	1,417	14,180
Net unrealized appreciation (depreciation) of investments	(5)	66,800	9,995	350	12,824
Net increase (decrease) in net assets resulting from operations	(9)	31,763	15,096	2,098	26,566

Unit transactions:
Purchases	338	244,327	2,121	962	16,731
Net transfers	—	(177,782)	(35,869)	1,053	(683)
Surrenders for benefit payments and fees	(232)	(381,948)	(52,418)	(2,459)	(4,811)
Contract maintenance charges	(1)	(2,220)	(36)	(4)	(108)
Other, net	—	625	(908)	—	501
Net increase (decrease) in net assets resulting from unit transactions	105	(316,998)	(87,110)	(448)	11,630
Net increase (decrease) in net assets	96	(285,235)	(72,014)	1,650	38,196

Net Assets:
Beginning of Period	1,805	2,784,607	691,542	12,014	150,078
End of Period	$1,901	$2,499,372	$619,528	$13,664	$188,274

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco Small Cap Growth Fund - Class A	Invesco Small Cap Growth Fund - Investor Class	Invesco Small Cap Value Fund - Class A	Invesco Technology Fund - Investor Class	Invesco V.I. Diversified Dividend Fund - Series I
Operations:
Net investment income (loss)	$(19,863)	$(4,860)	$(5,795)	$(9,909)	$317
Net realized gain (loss) on security transactions	(110,361)	(14,223)	46,083	29,542	20
Net realized gain distributions	—	—	68,027	182,658	1,067
Net unrealized appreciation (depreciation) of investments	513,905	137,710	88,172	177,248	1,600
Net increase (decrease) in net assets resulting from operations	383,681	118,627	196,487	379,539	3,004

Unit transactions:
Purchases	256,568	48,576	60,970	109,815	—
Net transfers	94,309	(23,850)	12,202	36,402	—
Surrenders for benefit payments and fees	(518,042)	(55,950)	(253,625)	(183,278)	(1)
Contract maintenance charges	(966)	(260)	(561)	(310)	—
Other, net	4,008	418	14	(3,458)	—
Net increase (decrease) in net assets resulting from unit transactions	(164,123)	(31,066)	(181,000)	(40,829)	(1)
Net increase (decrease) in net assets	219,558	87,561	15,487	338,710	3,003

Net Assets:
Beginning of Period	2,595,276	767,898	958,335	1,180,112	24,186
End of Period	$2,814,834	$855,459	$973,822	$1,518,822	$27,189

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I	Invesco Value Opportunities Fund - Class A	Janus Henderson Balanced Fund - Class S	Janus Henderson Balanced Portfolio - Institutional Shares
Operations:
Net investment income (loss)	$(740)	$(543)	$(2,287)	$35,866	$3,389
Net realized gain (loss) on security transactions	787	1,138	7,348	47,900	3,886
Net realized gain distributions	5,798	2,624	33,061	134,038	—
Net unrealized appreciation (depreciation) of investments	14,666	11,278	68,649	163,497	17,220
Net increase (decrease) in net assets resulting from operations	20,511	14,497	106,771	381,301	24,495

Unit transactions:
Purchases	654	3,899	22,220	330,066	—
Net transfers	(729)	53,371	3,709	(14,026)	160,712
Surrenders for benefit payments and fees	(9,905)	(15,620)	(35,271)	(426,633)	(17,434)
Contract maintenance charges	—	—	(290)	(908)	—
Other, net	—	—	768	(2,946)	—
Net increase (decrease) in net assets resulting from unit transactions	(9,980)	41,650	(8,864)	(114,447)	143,278
Net increase (decrease) in net assets	10,531	56,147	97,907	266,854	167,773

Net Assets:
Beginning of Period	121,554	13,065	381,370	2,693,377	146,384
End of Period	$132,085	$69,212	$479,277	$2,960,231	$314,157

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Janus Henderson Enterprise Fund - Class S	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Forty Fund - Class S	Janus Henderson Forty Portfolio - Institutional Shares	Janus Henderson Global Research Fund - Class S
Operations:
Net investment income (loss)	$(2,027)	$106	$(19,970)	$(24,967)	$(137)
Net realized gain (loss) on security transactions	18,953	3,929	352,204	39,498	14,174
Net realized gain distributions	109,536	3,750	931,270	235,483	13,346
Net unrealized appreciation (depreciation) of investments	110,636	1,295	856,637	739,807	12,746
Net increase (decrease) in net assets resulting from operations	237,098	9,080	2,120,141	989,821	40,129

Unit transactions:
Purchases	181,580	—	306,419	1,020	4,087
Net transfers	(55,768)	(41,011)	60,246	(79,211)	(29,262)
Surrenders for benefit payments and fees	(258,058)	(4,469)	(1,153,348)	(93,136)	(12,481)
Contract maintenance charges	(794)	—	(2,371)	—	(44)
Other, net	(393)	—	(10,634)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(133,433)	(45,480)	(799,688)	(171,327)	(37,700)
Net increase (decrease) in net assets	103,665	(36,400)	1,320,453	818,494	2,429

Net Assets:
Beginning of Period	1,766,012	88,264	7,986,602	3,708,385	199,242
End of Period	$1,869,677	$51,864	$9,307,055	$4,526,879	$201,671

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Mid Cap Value Fund - Class S	Janus Henderson Overseas Fund - Class S	Janus Henderson Overseas Portfolio - Institutional Shares	John Hancock New Opportunities Fund - Class A
Operations:
Net investment income (loss)	$178	$(1,682)	$8,602	$1,122	$(2,756)
Net realized gain (loss) on security transactions	3,565	1,463	66,021	579	6,009
Net realized gain distributions	10,664	15,720	—	—	9,323
Net unrealized appreciation (depreciation) of investments	52,065	11,860	11,361	6,322	14,041
Net increase (decrease) in net assets resulting from operations	66,472	27,361	85,984	8,023	26,617

Unit transactions:
Purchases	390	8,931	114,891	—	7,092
Net transfers	—	(15,743)	(1,277)	—	12,140
Surrenders for benefit payments and fees	(7,257)	(97,834)	(247,791)	(1,532)	(18,278)
Contract maintenance charges	—	(182)	(776)	—	(119)
Other, net	—	199	1,173	—	(72)
Net increase (decrease) in net assets resulting from unit transactions	(6,867)	(104,629)	(133,780)	(1,532)	763
Net increase (decrease) in net assets	59,605	(77,268)	(47,796)	6,491	27,380

Net Assets:
Beginning of Period	296,058	268,197	1,702,046	155,680	340,188
End of Period	$355,663	$190,929	$1,654,250	$162,171	$367,568

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	JPMorgan Core Bond Fund - Class A	JPMorgan Large Cap Growth Fund - Class A	JPMorgan Large Cap Growth Fund - Class R2 (24)	JPMorgan Mid Cap Growth - Class R3	JPMorgan Small Cap Equity Fund - Class A
Operations:
Net investment income (loss)	$36,719	$(421)	$(3)	$—	$(751)
Net realized gain (loss) on security transactions	(27,634)	42,363	—	34,326	304
Net realized gain distributions	—	6,788	19	117,861	40,588
Net unrealized appreciation (depreciation) of investments	3,146	57,064	26	72,306	(19,689)
Net increase (decrease) in net assets resulting from operations	12,231	105,794	42	224,493	20,452

Unit transactions:
Purchases	133,364	28,657	2,160	282	33,542
Net transfers	39,416	562,995	—	(24,708)	266,966
Surrenders for benefit payments and fees	(222,169)	(230,014)	1	(333,571)	(5,082)
Contract maintenance charges	(488)	(11)	—	(55)	(85)
Other, net	(1,790)	—	—	849	—
Net increase (decrease) in net assets resulting from unit transactions	(51,667)	361,627	2,161	(357,203)	295,341
Net increase (decrease) in net assets	(39,436)	467,421	2,203	(132,710)	315,793

Net Assets:
Beginning of Period	1,287,041	199,216	—	1,657,684	58,980
End of Period	$1,247,605	$666,637	$2,203	$1,524,974	$374,773

(24) JPMorgan Large Cap Growth Fund - Class R2 commenced operations on September 12, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	JPMorgan Small Cap Growth Fund - Class A	JPMorgan Small Cap Value Fund - Class A	JPMorgan SmartRetirement® 2020 Fund - Class A	JPMorgan SmartRetirement® 2025 Fund - Class A	JPMorgan SmartRetirement® 2030 Fund - Class A
Operations:
Net investment income (loss)	$(5,106)	$2,761	$35,003	$106,462	$151,075
Net realized gain (loss) on security transactions	(272)	(2,084)	(98,001)	(23,392)	39,255
Net realized gain distributions	—	29,070	11,673	39,396	141,220
Net unrealized appreciation (depreciation) of investments	105,079	7,787	191,437	213,578	164,912
Net increase (decrease) in net assets resulting from operations	99,701	37,534	140,112	336,044	496,462

Unit transactions:
Purchases	58,327	33,764	115,398	411,849	821,182
Net transfers	(3,987)	(7,896)	642	91,044	1,115,516
Surrenders for benefit payments and fees	(126,241)	(54,122)	(1,182,311)	(1,651,752)	(876,896)
Contract maintenance charges	(299)	(83)	(1,188)	(1,215)	(2,701)
Other, net	1,064	(271)	3,920	(7,449)	14,548
Net increase (decrease) in net assets resulting from unit transactions	(71,136)	(28,608)	(1,063,539)	(1,157,523)	1,071,649
Net increase (decrease) in net assets	28,565	8,926	(923,427)	(821,479)	1,568,111

Net Assets:
Beginning of Period	896,527	462,087	2,252,601	4,762,991	5,020,490
End of Period	$925,092	$471,013	$1,329,174	$3,941,512	$6,588,601

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2035 Fund - Class A	JPMorgan SmartRetirement® 2040 Fund - Class A	JPMorgan SmartRetirement® 2045 Fund - Class A	JPMorgan SmartRetirement® 2050 Fund - Class A	JPMorgan SmartRetirement® 2055 Fund - Class A
Operations:
Net investment income (loss)	$87,785	$103,264	$50,041	$61,881	$26,969
Net realized gain (loss) on security transactions	10,430	16,844	15,206	30,866	38,287
Net realized gain distributions	91,300	135,001	79,163	20,177	4,622
Net unrealized appreciation (depreciation) of investments	257,920	276,493	266,165	398,211	173,674
Net increase (decrease) in net assets resulting from operations	447,435	531,602	410,575	511,135	243,552

Unit transactions:
Purchases	568,021	1,073,988	458,465	682,881	455,909
Net transfers	(36,208)	472,425	3,595	(20,377)	(5,810)
Surrenders for benefit payments and fees	(570,531)	(311,554)	(156,756)	(264,698)	(234,719)
Contract maintenance charges	(1,960)	(2,119)	(1,826)	(2,483)	(2,162)
Other, net	9,051	(66,199)	(6,828)	12,986	(5,678)
Net increase (decrease) in net assets resulting from unit transactions	(31,627)	1,166,541	296,650	408,309	207,540
Net increase (decrease) in net assets	415,808	1,698,143	707,225	919,444	451,092

Net Assets:
Beginning of Period	4,218,421	4,248,263	3,064,463	3,639,109	1,683,184
End of Period	$4,634,229	$5,946,406	$3,771,688	$4,558,553	$2,134,276

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	JPMorgan SmartRetirement® 2060 Fund - Class A	JPMorgan SmartRetirement® Income Fund - Class A	JPMorgan U.S. Equity Fund - Class A	JPMorgan U.S. Government Money Market Fund - Reserve Class	Keeley Small Cap Dividend Value Fund - Class A
Operations:
Net investment income (loss)	$853	$9,506	$(3,203)	$16,647	$7,544
Net realized gain (loss) on security transactions	1,564	(11,152)	45,738	—	2,420
Net realized gain distributions	453	—	43,704	—	50,548
Net unrealized appreciation (depreciation) of investments	2,132	24,892	72,311	—	19,909
Net increase (decrease) in net assets resulting from operations	5,002	23,246	158,550	16,647	80,421

Unit transactions:
Purchases	41,345	43,745	84,813	64,754	11,838
Net transfers	—	18,536	(52,236)	108,506	(4,174)
Surrenders for benefit payments and fees	(13,110)	(126,438)	(100,152)	(19,583)	(42,392)
Contract maintenance charges	(57)	(276)	(344)	(681)	(373)
Other, net	—	(307)	(1,094)	1,039	(565)
Net increase (decrease) in net assets resulting from unit transactions	28,178	(64,740)	(69,013)	154,035	(35,666)
Net increase (decrease) in net assets	33,180	(41,494)	89,537	170,682	44,755

Net Assets:
Beginning of Period	23,560	370,058	716,523	465,164	549,700
End of Period	$56,740	$328,564	$806,060	$635,846	$594,455

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Bond Fund - Class ADM	Loomis Sayles Bond Fund - Retail Class	Lord Abbett Affiliated Fund - Class A	Lord Abbett Affiliated Fund - Class P
Operations:
Net investment income (loss)	$(2,535)	$6,420	$5,911	$2,512	$321
Net realized gain (loss) on security transactions	361	(8,895)	76	11,045	6,344
Net realized gain distributions	24,609	—	—	15,223	2,436
Net unrealized appreciation (depreciation) of investments	13,490	10,602	602	22,708	883
Net increase (decrease) in net assets resulting from operations	35,925	8,127	6,589	51,488	9,984

Unit transactions:
Purchases	17,600	13,575	—	29,876	1,838
Net transfers	—	2,765	28,317	5,747	—
Surrenders for benefit payments and fees	(1)	(76,765)	—	(60,636)	(26,940)
Contract maintenance charges	—	(49)	—	(278)	(50)
Other, net	—	—	—	(2,708)	—
Net increase (decrease) in net assets resulting from unit transactions	17,599	(60,474)	28,317	(27,999)	(25,152)
Net increase (decrease) in net assets	53,524	(52,347)	34,906	23,489	(15,168)

Net Assets:
Beginning of Period	294,519	178,909	87,332	328,879	70,922
End of Period	$348,043	$126,562	$122,238	$352,368	$55,754

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Lord Abbett Bond Debenture Fund - Class A	Lord Abbett Bond-Debenture Fund - Class P	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Developing Growth Fund - Class P	Lord Abbett Dividend Growth Fund - Class A
Operations:
Net investment income (loss)	$84,754	$2,950	$(6,150)	$(25)	$(636)
Net realized gain (loss) on security transactions	(15,461)	(131)	(14,883)	(5)	1,877
Net realized gain distributions	—	—	—	—	8,095
Net unrealized appreciation (depreciation) of investments	26,171	544	146,982	536	19,751
Net increase (decrease) in net assets resulting from operations	95,464	3,363	125,949	506	29,087

Unit transactions:
Purchases	70,261	1,427	83,352	—	16,260
Net transfers	24,120	(9)	(53,468)	—	9,658
Surrenders for benefit payments and fees	(146,461)	(1,255)	(91,636)	(1)	(4,559)
Contract maintenance charges	(608)	(14)	(405)	(9)	(190)
Other, net	907	—	(2,425)	—	573
Net increase (decrease) in net assets resulting from unit transactions	(51,781)	149	(64,582)	(10)	21,742
Net increase (decrease) in net assets	43,683	3,512	61,367	496	50,829

Net Assets:
Beginning of Period	1,607,549	58,369	626,951	2,478	136,699
End of Period	$1,651,232	$61,881	$688,318	$2,974	$187,528

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Lord Abbett Dividend Growth Fund - Class P	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Fundamental Equity Fund - Class P	Lord Abbett Growth Opportunities Fund - Class A	Lord Abbett International Equity Fund - Class A
Operations:
Net investment income (loss)	$(456)	$(1,808)	$(33)	$(3,451)	$3,143
Net realized gain (loss) on security transactions	1,651	21,131	21	4,495	8,059
Net realized gain distributions	2,728	78,964	1,032	—	9,604
Net unrealized appreciation (depreciation) of investments	6,862	129,804	1,796	91,807	13,368
Net increase (decrease) in net assets resulting from operations	10,785	228,091	2,816	92,851	34,174

Unit transactions:
Purchases	5,545	58,178	100	21,064	24,576
Net transfers	—	(63,491)	—	173,177	(68,447)
Surrenders for benefit payments and fees	(5,958)	(76,842)	—	(30,081)	(13,675)
Contract maintenance charges	(3)	(717)	(21)	(108)	(141)
Other, net	—	1,829	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(416)	(81,043)	79	164,052	(57,687)
Net increase (decrease) in net assets	10,369	147,048	2,895	256,903	(23,513)

Net Assets:
Beginning of Period	53,376	1,223,895	14,535	217,324	381,411
End of Period	$63,745	$1,370,943	$17,430	$474,227	$357,898

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Lord Abbett Total Return Fund - Class A	Lord Abbett Value Opportunities Fund - Class A	Lord Abbett Value Opportunities Fund - Class P	LVIP American Century Balanced Fund - Standard Class II (25)	LVIP American Century Disciplined Core Value Fund - Standard Class II (26)
Operations:
Net investment income (loss)	$320,727	$(19,682)	$(3,482)	$9,094	$1,303
Net realized gain (loss) on security transactions	(96,993)	5,881	(973)	6,350	(156)
Net realized gain distributions	—	142,292	32,905	—	—
Net unrealized appreciation (depreciation) of investments	(51,994)	134,045	28,453	54,817	22,445
Net increase (decrease) in net assets resulting from operations	171,740	262,536	56,903	70,261	23,592

Unit transactions:
Purchases	404,550	131,640	14,845	—	10,637
Net transfers	502,252	45,485	(26,056)	741	—
Surrenders for benefit payments and fees	(617,721)	(361,690)	(24,569)	(6,072)	(12,492)
Contract maintenance charges	(332)	(728)	(144)	—	—
Other, net	4,426	197	97	—	—
Net increase (decrease) in net assets resulting from unit transactions	293,175	(185,096)	(35,827)	(5,331)	(1,855)
Net increase (decrease) in net assets	464,915	77,440	21,076	64,930	21,737

Net Assets:
Beginning of Period	6,713,746	2,132,560	468,935	620,503	193,911
End of Period	$7,178,661	$2,210,000	$490,011	$685,433	$215,648

(25) American Century VP Balanced Fund - Class I merged into LVIP American Century Balanced Fund - Standard Class II on April 26, 2024. Accordingly, activity above reflects activity inclusive of the merger.
(26) American Century VP Disciplined Value Core Fund - Class I merged into LVIP American Century Disciplined Core Value Fund - Standard Class II on April 26, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	LVIP American Century Ultra Fund - Standard Class II (27)	LVIP American Century Value Fund - Standard Class II (28)	Macquarie Asset Strategy Fund - Class Y (29)	Macquarie Diversified Income Fund - Class A (30)	Macquarie Extended Duration Bond Fund - Class A (31)
Operations:
Net investment income (loss)	$(11,646)	$9,749	$4,738	$16,571	$586
Net realized gain (loss) on security transactions	121,219	31,996	(1,132)	(742)	(88)
Net realized gain distributions	137,661	30,568	39,539	—	—
Net unrealized appreciation (depreciation) of investments	150,532	(23,471)	35,773	(6,809)	(3,332)
Net increase (decrease) in net assets resulting from operations	397,766	48,842	78,918	9,020	(2,834)

Unit transactions:
Purchases	38,135	16,960	31,077	37,496	771
Net transfers	(16,106)	(344)	(1,009)	371,758	47,724
Surrenders for benefit payments and fees	(299,758)	(188,982)	(41,805)	(14,926)	5
Contract maintenance charges	—	—	(117)	(97)	(4)
Other, net	—	—	241	(1,422)	—
Net increase (decrease) in net assets resulting from unit transactions	(277,729)	(172,366)	(11,613)	392,809	48,496
Net increase (decrease) in net assets	120,037	(123,524)	67,305	401,829	45,662

Net Assets:
Beginning of Period	1,527,245	551,258	633,816	142,557	2,834
End of Period	$1,647,282	$427,734	$701,121	$544,386	$48,496

(27) American Century VP Ultra Fund - Class I merged into LVIP American Century Ultra® Fund - Standard Class II on April 26, 2024. Accordingly, activity above reflects activity inclusive of the merger.
(28) American Century VP Value Fund - Class I merged into LVIP American Century Value Fund - Standard Class II on April 26, 2024. Accordingly, activity above reflects activity inclusive of the merger.
(29) Delaware Ivy Asset Strategy Fund, name changed to Macquarie Asset Strategy Fund - Class Y, effective December 31, 2024.
(30) Delaware Diversified Income Fund, name changed to Macquarie Diversified Income Fund - Class A, effective December 31, 2024.
(31) Delaware Extended Duration Bond Fund, name changed to Macquarie Extended Duration Bond Fund - Class A, effective December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Macquarie Large Cap Growth Fund - Class Y (32)	Macquarie Natural Resources Fund - Class Y (33)	Macquarie Science and Technology Fund - Class Y (34)	Macquarie Small Cap Growth Fund - Class Y (35)	Massachusetts Investors Growth Stock Fund - Class A
Operations:
Net investment income (loss)	$(6,458)	$36,088	$(15,403)	$(803)	$304
Net realized gain (loss) on security transactions	82,270	18,600	1,365	(12,625)	59,482
Net realized gain distributions	10,204	—	265,546	25,790	196,237
Net unrealized appreciation (depreciation) of investments	61,657	(58,640)	215,715	81,935	109,608
Net increase (decrease) in net assets resulting from operations	147,673	(3,952)	467,223	94,297	365,631

Unit transactions:
Purchases	35,362	67,090	131,065	75,524	16,390
Net transfers	(46,522)	(6,936)	27,811	(57,147)	(18,954)
Surrenders for benefit payments and fees	(254,975)	(225,472)	(203,939)	(130,433)	(154,738)
Contract maintenance charges	(298)	(270)	(939)	(342)	(160)
Other, net	341	(4,048)	839	699	443
Net increase (decrease) in net assets resulting from unit transactions	(266,092)	(169,636)	(45,163)	(111,699)	(157,019)
Net increase (decrease) in net assets	(118,419)	(173,588)	422,060	(17,402)	208,612

Net Assets:
Beginning of Period	773,942	1,051,386	1,533,441	683,323	2,340,457
End of Period	$655,523	$877,798	$1,955,501	$665,921	$2,549,069

(32) Delaware Ivy Large Cap Growth Fund, name changed to Macquarie Large Cap Growth Fund - Class Y, effective December 31, 2024.
(33) Delaware Ivy Natural Resources Fund, name changed to Macquarie Natural Resources Fund - Class Y, effective December 31, 2024.
(34) Delaware Ivy Science & Technology Fund, name changed to Macquarie Science and Technology Fund - Class Y, effective December 31, 2024.
(35) Delaware Ivy Small Cap Growth Fund, name changed to Macquarie Small Cap Growth Fund - Class Y, effective December 31, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Massachusetts Investors Trust - Class R3	MassMutual 80/20 Allocation Fund - Class R4	MassMutual Blue Chip Growth Fund - Class R4	MassMutual Blue Chip Growth Fund - Class R5	MassMutual Core Bond Fund - Class R4 (36)
Operations:
Net investment income (loss)	$137	$12	$(135)	$—	$7,007
Net realized gain (loss) on security transactions	8,984	215	(4,146)	(258,590)	(8,167)
Net realized gain distributions	116,207	77	8,395	5,465,238	—
Net unrealized appreciation (depreciation) of investments	20,240	(27)	7,390	7,444,895	5,178
Net increase (decrease) in net assets resulting from operations	145,568	277	11,504	12,651,543	4,018

Unit transactions:
Purchases	87,205	598	10,171	740,850	13,219
Net transfers	20,349	(1,397)	26,854	(1,120,431)	8,954
Surrenders for benefit payments and fees	(58,404)	(392)	(31,956)	(4,389,308)	(171,761)
Contract maintenance charges	(401)	(18)	(39)	(845)	(17)
Other, net	(1,754)	(345)	(52)	8,933	1,039
Net increase (decrease) in net assets resulting from unit transactions	46,995	(1,554)	4,978	(4,760,801)	(148,566)
Net increase (decrease) in net assets	192,563	(1,277)	16,482	7,890,742	(144,548)

Net Assets:
Beginning of Period	735,469	2,690	45,480	37,519,586	229,750
End of Period	$928,032	$1,413	$61,962	$45,410,328	$85,202

(36) MassMutual Strategic Bond Fund - Class R4 merged into MassMutual Core Bond Fund - Class R4 on September 23, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MassMutual Core Bond Fund - Class R5 (37)	MassMutual Equity Opportunities Fund - Class R5	MassMutual Global Fund - Class R5	MassMutual High Yield Fund - Class R5	MassMutual International Equity Fund - Class R4
Operations:
Net investment income (loss)	$128,987	$24,424	$—	$167,224	$12
Net realized gain (loss) on security transactions	(52,607)	8,695	(1,339)	(13,993)	76
Net realized gain distributions	—	235,320	22,372	—	145
Net unrealized appreciation (depreciation) of investments	(33,935)	(62,273)	(6,845)	62,663	(374)
Net increase (decrease) in net assets resulting from operations	42,445	206,166	14,188	215,894	(141)

Unit transactions:
Purchases	292,268	121,534	36,717	155,516	1,869
Net transfers	133,918	(77,159)	59,913	(11,517)	(1,341)
Surrenders for benefit payments and fees	(193,645)	(89,375)	(834)	(250,060)	(102)
Contract maintenance charges	—	—	—	—	(18)
Other, net	(1,971)	4,936	(835)	440	—
Net increase (decrease) in net assets resulting from unit transactions	230,570	(40,064)	94,961	(105,621)	408
Net increase (decrease) in net assets	273,015	166,102	109,149	110,273	267

Net Assets:
Beginning of Period	2,968,636	2,134,982	56,792	2,269,851	3,711
End of Period	$3,241,651	$2,301,084	$165,941	$2,380,124	$3,978

(37) MassMutual Strategic Bond Fund - Class R5 merged into MassMutual Core Bond Fund - Class R5 on September 23, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MassMutual Mid Cap Growth Fund - Class R4	MassMutual Mid Cap Growth Fund - Class R5	MassMutual Overseas Fund - Class R4 (38)	MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4	MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4
Operations:
Net investment income (loss)	$(486)	$8,198	$(41)	$5,727	$42,234
Net realized gain (loss) on security transactions	(1,907)	(53,875)	549	(1,379)	(23,919)
Net realized gain distributions	28,456	180,486	—	—	—
Net unrealized appreciation (depreciation) of investments	(10,670)	19,550	(243)	13,735	74,319
Net increase (decrease) in net assets resulting from operations	15,393	154,359	265	18,083	92,634

Unit transactions:
Purchases	12,532	123,773	524	32,266	108,599
Net transfers	(3,386)	(56,969)	—	(32,020)	152,398
Surrenders for benefit payments and fees	(6,234)	(227,202)	(22,626)	(168,126)	(244,343)
Contract maintenance charges	(106)	—	—	(179)	(128)
Other, net	(806)	(1,133)	—	—	5,761
Net increase (decrease) in net assets resulting from unit transactions	2,000	(161,531)	(22,102)	(168,059)	22,287
Net increase (decrease) in net assets	17,393	(7,172)	(21,837)	(149,976)	114,921

Net Assets:
Beginning of Period	146,177	1,397,452	21,837	373,332	1,303,963
End of Period	$163,570	$1,390,280	$—	$223,356	$1,418,884

(38) MassMutual Overseas Fund - Class R4 ceased operations on March 4, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4	MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4	MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4	MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4	MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4
Operations:
Net investment income (loss)	$27,556	$48,488	$52,634	$36,527	$10,755
Net realized gain (loss) on security transactions	(21,181)	(6,156)	(4,285)	(6,546)	1,276
Net realized gain distributions	—	81,632	159,779	95,028	50,199
Net unrealized appreciation (depreciation) of investments	117,866	51,087	88,169	32,898	10,767
Net increase (decrease) in net assets resulting from operations	124,241	175,051	296,297	157,907	72,997

Unit transactions:
Purchases	242,767	266,246	301,435	561,429	139,849
Net transfers	28,759	370,683	(18,213)	11,027	34,091
Surrenders for benefit payments and fees	(606,044)	(244,637)	(286,237)	(98,745)	(139,113)
Contract maintenance charges	(473)	(274)	(755)	(906)	(515)
Other, net	6,785	(21,321)	2,887	—	(656)
Net increase (decrease) in net assets resulting from unit transactions	(328,206)	370,697	(883)	472,805	33,656
Net increase (decrease) in net assets	(203,965)	545,748	295,414	630,712	106,653

Net Assets:
Beginning of Period	1,531,753	1,667,905	2,816,019	1,209,936	638,439
End of Period	$1,327,788	$2,213,653	$3,111,433	$1,840,648	$745,092

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4	MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4	MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4	MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3 (39)	MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3
Operations:
Net investment income (loss)	$8,532	$2,659	$16,941	$2	$3,849
Net realized gain (loss) on security transactions	(9,370)	(2,960)	(5,635)	—	33
Net realized gain distributions	26,748	9,087	—	—	—
Net unrealized appreciation (depreciation) of investments	18,065	1,813	8,736	(1)	7,836
Net increase (decrease) in net assets resulting from operations	43,975	10,599	20,042	1	11,718

Unit transactions:
Purchases	132,867	72,813	29,077	53	9,060
Net transfers	(25,437)	6,647	(1,250)	—	—
Surrenders for benefit payments and fees	(16,239)	(25,553)	(30,686)	—	—
Contract maintenance charges	(600)	(73)	(9)	(5)	—
Other, net	178	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	90,769	53,834	(2,868)	48	9,060
Net increase (decrease) in net assets	134,744	64,433	17,174	49	20,778

Net Assets:
Beginning of Period	367,818	93,626	330,764	—	153,936
End of Period	$502,562	$158,059	$347,938	$49	$174,714

(39) MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3 commenced operations on August 13, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3	MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3	MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3	MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3	MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3
Operations:
Net investment income (loss)	$183	$7,943	$4,439	$2,512	$242
Net realized gain (loss) on security transactions	1	239	215	1,022	24
Net realized gain distributions	—	1,808	6,365	13,375	972
Net unrealized appreciation (depreciation) of investments	53	25,009	11,043	(2,400)	158
Net increase (decrease) in net assets resulting from operations	237	34,999	22,062	14,509	1,396

Unit transactions:
Purchases	2,941	22,118	16,641	26,861	5,401
Net transfers	—	83,702	—	—	—
Surrenders for benefit payments and fees	—	(1)	2	(10,635)	(5)
Contract maintenance charges	(10)	(59)	(30)	(97)	(80)
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	2,931	105,760	16,613	16,129	5,316
Net increase (decrease) in net assets	3,168	140,759	38,675	30,638	6,712

Net Assets:
Beginning of Period	3,349	297,762	220,697	131,875	10,511
End of Period	$6,517	$438,521	$259,372	$162,513	$17,223

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3	MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3	MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3	MassMutual Short-Duration Bond Fund - Class R4 (40)	MassMutual Small Cap Growth Equity Fund - Class R4
Operations:
Net investment income (loss)	$1,847	$595	$834	$3	$(234)
Net realized gain (loss) on security transactions	1,213	32	44	3	(25,733)
Net realized gain distributions	11,994	2,633	1,166	—	199,328
Net unrealized appreciation (depreciation) of investments	35	810	1,669	—	163,031
Net increase (decrease) in net assets resulting from operations	15,089	4,070	3,713	6	336,392

Unit transactions:
Purchases	12,320	8,393	28,201	347	125
Net transfers	(1,088)	—	—	—	(49,219)
Surrenders for benefit payments and fees	(6,589)	2	1	(353)	(195,215)
Contract maintenance charges	(171)	(41)	(63)	—	(74)
Other, net	—	—	—	—	88
Net increase (decrease) in net assets resulting from unit transactions	4,472	8,354	28,139	(6)	(244,295)
Net increase (decrease) in net assets	19,561	12,424	31,852	—	92,097

Net Assets:
Beginning of Period	122,353	30,435	23,875	—	2,329,332
End of Period	$141,914	$42,859	$55,727	$—	$2,421,429

(40) MassMutual Short-Duration Bond Fund - Class R4 represents an eligible investment option for participants that had activity during the year, but did not have participant holdings as of 12/31/2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MassMutual Small Cap Opportunities Fund - Class R4	MassMutual Small Cap Opportunities Fund - Class R5	MassMutual Strategic Emerging Markets Fund - Class R4	MassMutual Total Return Bond Fund - Class R4	MFS® Core Equity Fund - Class A
Operations:
Net investment income (loss)	$267	$3,616	$(150)	$4,276	$3,729
Net realized gain (loss) on security transactions	12,583	11,637	(272)	(20,819)	57,225
Net realized gain distributions	33,904	48,995	—	—	179,917
Net unrealized appreciation (depreciation) of investments	965	3,321	18	18,890	184,834
Net increase (decrease) in net assets resulting from operations	47,719	67,569	(404)	2,347	425,705

Unit transactions:
Purchases	21,273	90,532	2,172	18,740	580
Net transfers	(6,420)	119,920	384	10,183	(23,520)
Surrenders for benefit payments and fees	(83,227)	(43,922)	(884)	(152,597)	(120,887)
Contract maintenance charges	(87)	—	(6)	(115)	(66)
Other, net	572	(1,923)	—	1,586	—
Net increase (decrease) in net assets resulting from unit transactions	(67,889)	164,607	1,666	(122,203)	(143,893)
Net increase (decrease) in net assets	(20,170)	232,176	1,262	(119,856)	281,812

Net Assets:
Beginning of Period	423,354	420,918	11,994	158,565	2,249,623
End of Period	$403,184	$653,094	$13,256	$38,709	$2,531,435

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MFS® Core Equity Fund - Class R3	MFS® Emerging Markets Debt Fund - Class R3	MFS® Government Securities Fund - Class R3	MFS® Growth Fund - Class R3	MFS® High Income Fund - Class A
Operations:
Net investment income (loss)	$(267)	$5,239	$134,975	$(9,211)	$28,230
Net realized gain (loss) on security transactions	650	(8,159)	(98,750)	133,365	(10,091)
Net realized gain distributions	2,960	—	—	126,262	—
Net unrealized appreciation (depreciation) of investments	2,678	7,907	(30,936)	35,801	12,190
Net increase (decrease) in net assets resulting from operations	6,021	4,987	5,289	286,217	30,329

Unit transactions:
Purchases	8,333	17,739	408,104	111,154	14,794
Net transfers	(175)	2,414	802,891	(49,044)	39,855
Surrenders for benefit payments and fees	(2,574)	(33,977)	(1,281,311)	(290,601)	(101,905)
Contract maintenance charges	(32)	(74)	(1,011)	(770)	(72)
Other, net	(865)	(4,338)	(4,668)	(11,634)	614
Net increase (decrease) in net assets resulting from unit transactions	4,687	(18,236)	(75,995)	(240,895)	(46,714)
Net increase (decrease) in net assets	10,708	(13,249)	(70,706)	45,322	(16,385)

Net Assets:
Beginning of Period	31,088	106,931	4,036,677	951,286	514,208
End of Period	$41,796	$93,682	$3,965,971	$996,608	$497,823

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MFS® High Yield Portfolio - Initial Class	MFS® International Growth Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3	MFS® International New Discovery Fund - Class A	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class
Operations:
Net investment income (loss)	$892	$700	$311,845	$4,831	$(188)
Net realized gain (loss) on security transactions	(528)	1,688	(46,562)	5,005	383
Net realized gain distributions	—	12,717	1,769,637	14,859	4,781
Net unrealized appreciation (depreciation) of investments	549	2,816	(693,643)	(22,473)	2,580
Net increase (decrease) in net assets resulting from operations	913	17,921	1,341,277	2,222	7,556

Unit transactions:
Purchases	4,788	47,581	639,482	19,004	2,278
Net transfers	3,825	2,147	(79,056)	150	(9)
Surrenders for benefit payments and fees	(4,105)	(5,293)	(2,371,495)	(74,752)	(2,540)
Contract maintenance charges	—	(129)	(625)	(157)	—
Other, net	—	206	1,779	(972)	—
Net increase (decrease) in net assets resulting from unit transactions	4,508	44,512	(1,809,915)	(56,727)	(271)
Net increase (decrease) in net assets	5,421	62,433	(468,638)	(54,505)	7,285

Net Assets:
Beginning of Period	6,249	231,412	18,603,504	354,825	49,138
End of Period	$11,670	$293,845	$18,134,866	$300,320	$56,423

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MFS® Mid Cap Growth Fund - Class A	MFS® New Discovery Fund - Class R3	MFS® Research International Fund - Class R3	MFS® Technology Fund - Class R3	MFS® Total Return Bond Fund - Class R3
Operations:
Net investment income (loss)	$(4,293)	$(803)	$28,714	$(2,274)	$24,657
Net realized gain (loss) on security transactions	20,108	(53,324)	95,714	12,199	(15,594)
Net realized gain distributions	41,802	—	—	50,424	—
Net unrealized appreciation (depreciation) of investments	10,832	267,552	(69,823)	39,443	830
Net increase (decrease) in net assets resulting from operations	68,449	213,425	54,605	99,792	9,893

Unit transactions:
Purchases	15,440	261,996	283,044	24,567	140,981
Net transfers	(2,729)	568,714	131,475	8,765	(3,651)
Surrenders for benefit payments and fees	(22,538)	(315,709)	(405,512)	(24,020)	(118,262)
Contract maintenance charges	(107)	(48)	(1,709)	(229)	(610)
Other, net	(1,306)	(546)	340	373	(1,397)
Net increase (decrease) in net assets resulting from unit transactions	(11,240)	514,407	7,638	9,456	17,061
Net increase (decrease) in net assets	57,209	727,832	62,243	109,248	26,954

Net Assets:
Beginning of Period	517,999	3,542,291	2,785,489	268,409	717,703
End of Period	$575,208	$4,270,123	$2,847,732	$377,657	$744,657

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MFS® Total Return Fund - Class R3	MFS® Utilities Fund - Class A	MFS® Utilities Fund - Class R3	MFS® Value Fund - Class A	MFS® Value Fund - Class R3
Operations:
Net investment income (loss)	$50,385	$27,882	$31,271	$91,290	$58,024
Net realized gain (loss) on security transactions	(15,891)	4,434	20,662	111,532	243,288
Net realized gain distributions	186,351	28,773	34,333	454,807	361,631
Net unrealized appreciation (depreciation) of investments	(25,747)	121,357	147,430	55,618	(88,204)
Net increase (decrease) in net assets resulting from operations	195,098	182,446	233,696	713,247	574,739

Unit transactions:
Purchases	374,814	52,638	183,728	39,123	477,349
Net transfers	235,782	(12,539)	(111,617)	(26,898)	(106,764)
Surrenders for benefit payments and fees	(51,081)	(137,898)	(340,415)	(444,242)	(1,245,732)
Contract maintenance charges	(481)	(328)	(511)	(455)	(1,382)
Other, net	(5,665)	1,170	(4,097)	2,493	8,008
Net increase (decrease) in net assets resulting from unit transactions	553,369	(96,957)	(272,912)	(429,979)	(868,521)
Net increase (decrease) in net assets	748,467	85,489	(39,216)	283,268	(293,782)

Net Assets:
Beginning of Period	2,500,255	1,722,063	2,199,698	6,255,362	5,514,440
End of Period	$3,248,722	$1,807,552	$2,160,482	$6,538,630	$5,220,658

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	MFS® VIT Utilities Series - Initial Class	MM S&P 500® Index Fund - Class R4	Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	Neuberger Berman Sustainable Equity Fund - Class A	Neuberger Berman Sustainable Equity Fund - Trust Class
Operations:
Net investment income (loss)	$1,436	$300	$(1,788)	$(9,864)	$(510)
Net realized gain (loss) on security transactions	675	18,262	11,989	21,696	2,934
Net realized gain distributions	2,536	260,409	17,217	95,347	19,263
Net unrealized appreciation (depreciation) of investments	4,742	(89,466)	15,762	264,430	49,752
Net increase (decrease) in net assets resulting from operations	9,389	189,505	43,180	371,609	71,439

Unit transactions:
Purchases	—	176,564	9,699	134,307	1,979
Net transfers	—	66,573	(54,185)	(42,775)	34,769
Surrenders for benefit payments and fees	(5,155)	(158,491)	(11,666)	(129,485)	(28,224)
Contract maintenance charges	—	(503)	(98)	(406)	(95)
Other, net	—	1,719	(544)	(8,956)	—
Net increase (decrease) in net assets resulting from unit transactions	(5,155)	85,862	(56,794)	(47,315)	8,429
Net increase (decrease) in net assets	4,234	275,367	(13,614)	324,294	79,868

Net Assets:
Beginning of Period	83,223	774,364	203,373	1,374,039	265,992
End of Period	$87,457	$1,049,731	$189,759	$1,698,333	$345,860

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	NexPoint Merger Arbitrage Fund - Class A	North Square Spectrum Alpha Fund - Class A	Nuveen Bond Index Fund - Retirement Class (41)	Nuveen Equity Index Fund - Retirement Class (42)	Nuveen International Value Fund - Class A
Operations:
Net investment income (loss)	$1,586	$(820)	$7,872	$60,908	$458
Net realized gain (loss) on security transactions	(118)	(1,579)	(624)	313,224	14,975
Net realized gain distributions	—	—	—	21,949	—
Net unrealized appreciation (depreciation) of investments	368	11,877	(11,420)	950,018	(10,669)
Net increase (decrease) in net assets resulting from operations	1,836	9,478	(4,172)	1,346,099	4,764

Unit transactions:
Purchases	4,353	6,799	61,553	561,164	6,554
Net transfers	—	(1,754)	264,765	(507,322)	(84,943)
Surrenders for benefit payments and fees	2	(2,238)	(12,162)	(415,127)	(2,307)
Contract maintenance charges	(69)	(78)	(119)	(525)	(30)
Other, net	1,420	—	1,318	337	719
Net increase (decrease) in net assets resulting from unit transactions	5,706	2,729	315,355	(361,473)	(80,007)
Net increase (decrease) in net assets	7,542	12,207	311,183	984,626	(75,243)

Net Assets:
Beginning of Period	37,685	66,121	231,364	5,810,626	142,804
End of Period	$45,227	$78,328	$542,547	$6,795,252	$67,561

(41) TIAA-CREF Bond Index Fund, name changed to Nuveen Bond Index Fund - Retirement Class, effective May 01, 2024.
(42) TIAA-CREF Equity Index Fund, name changed to Nuveen Equity Index Fund, effective May 01, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Nuveen Large Cap Growth Index Fund - Retirement Class (43)	Nuveen Large Cap Value Index Fund - Retirement Class (44)	Nuveen Mid Cap Growth Opportunities Fund - Class A	Nuveen Small Cap Select Fund - Class A	PGIM Jennison Focused Growth Fund - Class A
Operations:
Net investment income (loss)	$13,310	$63,281	$(1,025)	$(180)	$(2,413)
Net realized gain (loss) on security transactions	546,918	131,276	(1,476)	179	15,823
Net realized gain distributions	122,703	38,324	—	671	—
Net unrealized appreciation (depreciation) of investments	582,607	269,318	14,627	2,239	44,082
Net increase (decrease) in net assets resulting from operations	1,265,538	502,199	12,126	2,909	57,492

Unit transactions:
Purchases	348,281	287,537	15,552	2,431	19,798
Net transfers	(610,518)	(163,235)	(5,135)	(616)	(19,585)
Surrenders for benefit payments and fees	(586,837)	(372,427)	(142)	(278)	(67,753)
Contract maintenance charges	(338)	(233)	(21)	(17)	(133)
Other, net	2,786	7,704	—	—	(691)
Net increase (decrease) in net assets resulting from unit transactions	(846,626)	(240,654)	10,254	1,520	(68,364)
Net increase (decrease) in net assets	418,912	261,545	22,380	4,429	(10,872)

Net Assets:
Beginning of Period	4,104,516	3,731,344	92,156	17,380	200,478
End of Period	$4,523,428	$3,992,889	$114,536	$21,809	$189,606

(43) TIAA-CREF Large Cap Growth Index Fund, name changed to Nuveen Large Cap Growth Index Fund - Retirement Class, effective May 01, 2024.
(44) TIAA-CREF Large Cap Value Index Fund, name changed to Nuveen Large Cap Value Index Fund - Retirement Class, effective May 01, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	PGIM Jennison Mid-Cap Growth Fund - Class A	PGIM Jennison Natural Resources Fund - Class A	PIMCO Emerging Markets Bond Fund - Class A	PIMCO Real Return Fund - Admin Class	PIMCO Real Return Fund - Class A
Operations:
Net investment income (loss)	$(6,093)	$56	$19,714	$69,638	$93,684
Net realized gain (loss) on security transactions	(42,227)	11	(5,115)	(39,020)	(103,456)
Net realized gain distributions	42,407	—	—	—	—
Net unrealized appreciation (depreciation) of investments	70,993	(119)	8,030	26,148	76,367
Net increase (decrease) in net assets resulting from operations	65,080	(52)	22,629	56,766	66,595

Unit transactions:
Purchases	49,493	1,620	11,923	868	622,410
Net transfers	(9,367)	—	20,023	(17,838)	148,857
Surrenders for benefit payments and fees	(93,625)	(1)	(17,572)	(287,306)	(771,824)
Contract maintenance charges	(289)	(14)	(220)	(46)	(2,487)
Other, net	1,352	253	86	(77)	(10,479)
Net increase (decrease) in net assets resulting from unit transactions	(52,436)	1,858	14,240	(304,399)	(13,523)
Net increase (decrease) in net assets	12,644	1,806	36,869	(247,633)	53,072

Net Assets:
Beginning of Period	641,789	12,133	322,214	2,503,694	4,650,835
End of Period	$654,433	$13,939	$359,083	$2,256,061	$4,703,907

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	PIMCO Total Return ESG Fund - Admin Class	PIMCO Total Return Fund - Admin Class	PIMCO Total Return Fund - Class A	Pioneer Disciplined Value Fund - Class A	Pioneer Equity Income Fund - Class A
Operations:
Net investment income (loss)	$121,409	$50,664	$303,280	$3,830	$376
Net realized gain (loss) on security transactions	(98,661)	(24,353)	(358,371)	(79)	(7,026)
Net realized gain distributions	—	—	—	5,653	14,691
Net unrealized appreciation (depreciation) of investments	60,583	1,200	179,886	16,254	(2,227)
Net increase (decrease) in net assets resulting from operations	83,331	27,511	124,795	25,658	5,814

Unit transactions:
Purchases	305,023	—	891,611	15,816	3,954
Net transfers	523,614	(5,928)	(5,346)	9,384	—
Surrenders for benefit payments and fees	(658,546)	(100,597)	(1,615,128)	(12,288)	(44,237)
Contract maintenance charges	(28)	(44)	(5,476)	(79)	(44)
Other, net	(5,704)	1,720	(12,518)	(606)	—
Net increase (decrease) in net assets resulting from unit transactions	164,359	(104,849)	(746,857)	12,227	(40,327)
Net increase (decrease) in net assets	247,690	(77,338)	(622,062)	37,885	(34,513)

Net Assets:
Beginning of Period	3,056,882	1,213,917	9,289,591	221,955	86,533
End of Period	$3,304,572	$1,136,579	$8,667,529	$259,840	$52,020

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Pioneer Fund - Class A	Pioneer Fundamental Growth Fund - Class A	Pioneer Global Sustainable Equity Fund - Class A	Pioneer High Yield Fund - Class A	Pioneer Mid Cap Value Fund - Class A
Operations:
Net investment income (loss)	$(4,381)	$(375)	$14,175	$44,251	$6,138
Net realized gain (loss) on security transactions	40,702	10,220	36,508	(13,242)	7,709
Net realized gain distributions	92,708	1,477	79,630	—	71,708
Net unrealized appreciation (depreciation) of investments	13,410	(3,186)	20,429	32,741	5,152
Net increase (decrease) in net assets resulting from operations	142,439	8,136	150,742	63,750	90,707

Unit transactions:
Purchases	78,452	11,684	82,570	59,156	63,553
Net transfers	(22,820)	139	(19,223)	(67,750)	(36,449)
Surrenders for benefit payments and fees	(184,466)	(36,597)	(214,810)	(189,902)	(154,800)
Contract maintenance charges	(388)	(46)	(697)	(423)	(643)
Other, net	(48)	48	(913)	(2,216)	(1,618)
Net increase (decrease) in net assets resulting from unit transactions	(129,270)	(24,772)	(153,073)	(201,135)	(129,957)
Net increase (decrease) in net assets	13,169	(16,636)	(2,331)	(137,385)	(39,250)

Net Assets:
Beginning of Period	738,410	45,215	1,450,006	893,057	1,014,355
End of Period	$751,579	$28,579	$1,447,675	$755,672	$975,105

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Pioneer Select Mid Cap Growth Fund - Class A	Pioneer Strategic Income Fund - Class A	Putnam Core Equity Fund - Class A	Putnam High Yield Fund - Class A	Putnam International Capital Opportunities Fund - Class A
Operations:
Net investment income (loss)	$(1,011)	$219,856	$(2,234)	$46,757	$4,353
Net realized gain (loss) on security transactions	1,873	(107,189)	2,245	(13,248)	6,471
Net realized gain distributions	12,509	—	17,522	—	—
Net unrealized appreciation (depreciation) of investments	9,298	66,485	72,045	11,502	(3,783)
Net increase (decrease) in net assets resulting from operations	22,669	179,152	89,578	45,011	7,041

Unit transactions:
Purchases	7,688	403,983	57,276	59,337	12,574
Net transfers	(2,983)	302,160	17,409	(244,853)	491
Surrenders for benefit payments and fees	(18,101)	(878,987)	(3,653)	(49,240)	(119,638)
Contract maintenance charges	(131)	(904)	(447)	(239)	(96)
Other, net	46	3,559	1,099	405	12
Net increase (decrease) in net assets resulting from unit transactions	(13,481)	(170,189)	71,684	(234,590)	(106,657)
Net increase (decrease) in net assets	9,188	8,963	161,262	(189,579)	(99,616)

Net Assets:
Beginning of Period	105,300	4,596,429	327,687	862,452	268,316
End of Period	$114,488	$4,605,392	$488,949	$672,873	$168,700

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Putnam International Equity Fund - Class A	Putnam Large Cap Growth Fund - Class A	Putnam Large Cap Value Fund - Class A	Putnam Small Cap Growth Fund - Class A	Putnam Sustainable Leaders Fund - Class A
Operations:
Net investment income (loss)	$51	$(87)	$21,845	$(2,066)	$(32)
Net realized gain (loss) on security transactions	7	1,726	134,310	26,821	478
Net realized gain distributions	453	345	146,587	—	643
Net unrealized appreciation (depreciation) of investments	(428)	(98)	200,459	31,493	433
Net increase (decrease) in net assets resulting from operations	83	1,886	503,201	56,248	1,522

Unit transactions:
Purchases	4,761	213	188,412	22,416	1,722
Net transfers	—	102	58,341	(13,808)	(433)
Surrenders for benefit payments and fees	—	(3,892)	(677,696)	(84,099)	(7)
Contract maintenance charges	(3)	(16)	(768)	(179)	(14)
Other, net	—	—	10,934	(1,409)	—
Net increase (decrease) in net assets resulting from unit transactions	4,758	(3,593)	(420,777)	(77,079)	1,268
Net increase (decrease) in net assets	4,841	(1,707)	82,424	(20,831)	2,790

Net Assets:
Beginning of Period	6,707	5,712	2,640,343	279,003	5,303
End of Period	$11,548	$4,005	$2,722,767	$258,172	$8,093

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Putnam VT Emerging Markets Equity Fund - Class IB	Putnam VT Focused International Equity Fund - Class IB	Putnam VT High Yield Fund - Class IB	Putnam VT Small Cap Value Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB
Operations:
Net investment income (loss)	$446	$70	$8,481	$465	$(2,594)
Net realized gain (loss) on security transactions	(28)	(1)	(3,712)	(928)	1,792
Net realized gain distributions	—	—	—	7,661	3,364
Net unrealized appreciation (depreciation) of investments	8,629	121	6,570	1,621	97,620
Net increase (decrease) in net assets resulting from operations	9,047	190	11,339	8,819	100,182

Unit transactions:
Purchases	1,200	—	4,788	—	7,867
Net transfers	—	—	—	(7,773)	—
Surrenders for benefit payments and fees	1	1	(25,539)	(18,400)	(3,412)
Contract maintenance charges	—	—	—	—	—
Other, net	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	1,201	1	(20,751)	(26,173)	4,455
Net increase (decrease) in net assets	10,248	191	(9,412)	(17,354)	104,637

Net Assets:
Beginning of Period	61,284	7,360	171,359	170,615	451,292
End of Period	$71,532	$7,551	$161,947	$153,261	$555,929

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Royce Small-Cap Total Return Fund - Service Class	Royce Small-Cap Value Fund - Service Class	Royce Smaller-Companies Growth Fund - Service Class	Russell Investments LifePoints® Balanced Strategy Fund - Class R1 (45)	Russell Investments LifePoints® Conservative Strategy Fund - Class R1 (46)
Operations:
Net investment income (loss)	$15,280	$(388)	$2,534	$442	$148
Net realized gain (loss) on security transactions	(19,742)	856	(9,100)	(32)	(15)
Net realized gain distributions	39,786	6,638	9,568	—	—
Net unrealized appreciation (depreciation) of investments	44,117	(4,627)	80,333	4,910	95
Net increase (decrease) in net assets resulting from operations	79,441	2,479	83,335	5,320	228

Unit transactions:
Purchases	69,564	10,597	7,832	—	—
Net transfers	(11,392)	(7,136)	—	—	—
Surrenders for benefit payments and fees	(90,777)	(2,648)	(20,156)	2	(13)
Contract maintenance charges	(121)	(27)	(128)	(186)	(37)
Other, net	1,239	373	(1,020)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(31,487)	1,159	(13,472)	(184)	(50)
Net increase (decrease) in net assets	47,954	3,638	69,863	5,136	178

Net Assets:
Beginning of Period	840,133	135,084	402,063	64,387	8,007
End of Period	$888,087	$138,722	$471,926	$69,523	$8,185

(45) Russell Investments Lifepoints® Balanced Strategy Fund - Class R4 merged into Russell Lifepoints® Balanced Strategy Fund - Class R1 on December 11, 2024. Accordingly, activity above reflects activity inclusive of the merger.
(46) Russell Investments Lifepoints® Conservative Strategy Fund - Class R4 merged into Russell Investments Lifepoints® Conservative Strategy Fund - Class R1 on November 11, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Russell Investments LifePoints® Equity Growth Strategy Fund - Class R1 (48)	Russell Investments LifePoints® Growth Strategy Fund - Class R1 (47)	Russell Investments LifePoints® Moderate Strategy Fund - Class R1 (49)	State Street S&P 500 Index Fund - Class N	T. Rowe Price Equity Income Fund - Class R
Operations:
Net investment income (loss)	$—	$120	$112	$19,286	$7,380
Net realized gain (loss) on security transactions	5	3,185	(3)	72,309	25,428
Net realized gain distributions	—	692	—	287,049	72,629
Net unrealized appreciation (depreciation) of investments	(2)	5,632	405	382,054	11,339
Net increase (decrease) in net assets resulting from operations	3	9,629	514	760,698	116,776

Unit transactions:
Purchases	—	—	—	214,814	71,682
Net transfers	—	(51,340)	—	155,734	7,044
Surrenders for benefit payments and fees	(2)	—	2	(640,539)	(204,723)
Contract maintenance charges	—	(419)	(113)	(1,699)	(643)
Other, net	—	—	—	2,215	4,605
Net increase (decrease) in net assets resulting from unit transactions	(2)	(51,759)	(111)	(269,475)	(122,035)
Net increase (decrease) in net assets	1	(42,130)	403	491,223	(5,259)

Net Assets:
Beginning of Period	20	95,605	9,116	3,327,052	1,148,474
End of Period	$21	$53,475	$9,519	$3,818,275	$1,143,215

(49) Russell Investments Lifepoints® Moderate Strategy Fund - Class R4 merged into Russell Investments Lifepoints® Moderate Strategy Fund - Class R1 on December 11, 2024. Accordingly, activity above reflects activity inclusive of the merger.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	T. Rowe Price Growth Stock Fund - Class R	T. Rowe Price Retirement 2010 Fund - R Class	T. Rowe Price Retirement 2020 Fund - R Class	T. Rowe Price Retirement 2030 Fund - R Class	T. Rowe Price Retirement 2035 Fund - R Class
Operations:
Net investment income (loss)	$(49,004)	$7,628	$112,078	$174,312	$(272)
Net realized gain (loss) on security transactions	382,150	(2,858)	(136,488)	156,852	6,881
Net realized gain distributions	329,253	5,711	119,283	223,262	93
Net unrealized appreciation (depreciation) of investments	510,895	22,634	486,178	1,106,569	(949)
Net increase (decrease) in net assets resulting from operations	1,173,294	33,115	581,051	1,660,995	5,753

Unit transactions:
Purchases	419,502	39,663	312,194	1,734,442	18,017
Net transfers	(934,368)	4,365	(62,381)	(47,932)	(13,189)
Surrenders for benefit payments and fees	(817,198)	(32,138)	(1,160,885)	(2,669,215)	(50,422)
Contract maintenance charges	(2,329)	(500)	(2,017)	(7,557)	(36)
Other, net	(10,239)	(506)	(1,363)	(36,333)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,344,632)	10,884	(914,452)	(1,026,595)	(45,630)
Net increase (decrease) in net assets	(171,338)	43,999	(333,401)	634,400	(39,877)

Net Assets:
Beginning of Period	4,907,480	462,277	7,816,631	17,180,278	55,341
End of Period	$4,736,142	$506,276	$7,483,230	$17,814,678	$15,464

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2040 Fund - R Class	T. Rowe Price Retirement 2045 Fund - R Class	T. Rowe Price Retirement 2050 Fund - R Class	T. Rowe Price Retirement 2055 Fund - R Class	T. Rowe Price Retirement 2060 Fund - R Class
Operations:
Net investment income (loss)	$50,663	$4	$20,371	$(35)	$762
Net realized gain (loss) on security transactions	148,984	1,794	156,637	1,457	4,522
Net realized gain distributions	88,633	619	53,428	69	929
Net unrealized appreciation (depreciation) of investments	960,813	7,049	809,439	93	14,087
Net increase (decrease) in net assets resulting from operations	1,249,093	9,466	1,039,875	1,584	20,300

Unit transactions:
Purchases	1,506,022	44,115	1,481,482	14,880	97,745
Net transfers	(50,041)	3,861	331,873	—	(7,532)
Surrenders for benefit payments and fees	(1,127,965)	(15,985)	(1,230,678)	(12,069)	(18,217)
Contract maintenance charges	(8,999)	(119)	(10,692)	(109)	(694)
Other, net	40,142	—	3,267	—	575
Net increase (decrease) in net assets resulting from unit transactions	359,159	31,872	575,252	2,702	71,877
Net increase (decrease) in net assets	1,608,252	41,338	1,615,127	4,286	92,177

Net Assets:
Beginning of Period	10,670,026	68,474	8,035,311	11,290	145,169
End of Period	$12,278,278	$109,812	$9,650,438	$15,576	$237,346

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	T. Rowe Price Retirement 2065 Fund - R Class (50)	T. Rowe Price Retirement Balanced Fund - R Class	Templeton Developing Markets Trust - Class A	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Class A
Operations:
Net investment income (loss)	$28	$10,383	$6,148	$68,808	$117,938
Net realized gain (loss) on security transactions	4	(2,486)	(4,210)	98,909	(209,811)
Net realized gain distributions	21	4,503	6,819	—	—
Net unrealized appreciation (depreciation) of investments	81	24,703	33,961	(260,148)	(237,294)
Net increase (decrease) in net assets resulting from operations	134	37,103	42,718	(92,431)	(329,167)

Unit transactions:
Purchases	5,348	41,139	65,600	110,990	215,797
Net transfers	—	(2,085)	39,164	(201,967)	(76,984)
Surrenders for benefit payments and fees	11	(36,072)	(143,075)	(526,113)	(315,256)
Contract maintenance charges	(72)	(458)	(272)	(629)	(789)
Other, net	—	3,147	7,286	(1,737)	4,451
Net increase (decrease) in net assets resulting from unit transactions	5,287	5,671	(31,297)	(619,456)	(172,781)
Net increase (decrease) in net assets	5,421	42,774	11,421	(711,887)	(501,948)

Net Assets:
Beginning of Period	—	570,594	688,844	4,282,105	2,757,050
End of Period	$5,421	$613,368	$700,265	$3,570,218	$2,255,102

(50) T. Rowe Price Retirement 2065 Fund - R Class commenced operations on January 26, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Templeton Growth Fund, Inc. - Class A	Thornburg International Equity Fund - Class R3	Thornburg International Equity Fund - Class R4	Thornburg Small/Mid Cap Core Fund - Class R3	Thornburg Small/Mid Cap Core Fund - Class R4
Operations:
Net investment income (loss)	$5,204	$9,634	$2,485	$(2,728)	$(400)
Net realized gain (loss) on security transactions	48,530	23,030	2,233	23,036	(161)
Net realized gain distributions	26,118	77,953	20,496	—	—
Net unrealized appreciation (depreciation) of investments	(14,441)	60,293	9,730	43,963	7,673
Net increase (decrease) in net assets resulting from operations	65,411	170,910	34,944	64,271	7,112

Unit transactions:
Purchases	131,921	96,743	32,017	36,051	1,346
Net transfers	(19,263)	(14,757)	14,421	(4,794)	310
Surrenders for benefit payments and fees	(208,930)	(329,387)	(33,437)	(163,592)	(3,226)
Contract maintenance charges	(1,108)	(647)	(294)	(207)	(26)
Other, net	(5,771)	(2,720)	—	(219)	—
Net increase (decrease) in net assets resulting from unit transactions	(103,151)	(250,768)	12,707	(132,761)	(1,596)
Net increase (decrease) in net assets	(37,740)	(79,858)	47,651	(68,490)	5,516

Net Assets:
Beginning of Period	1,481,019	1,664,807	369,051	396,571	38,306
End of Period	$1,443,279	$1,584,949	$416,702	$328,081	$43,822

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Thornburg Small/Mid Cap Growth Fund - Class R3	Thornburg Small/Mid Cap Growth Fund - Class R4	Timothy Plan Large/Mid-Cap Value Fund - Class A	UBS Global Allocation Fund - Class A	Vanguard 500 Index Fund - Admiral Shares
Operations:
Net investment income (loss)	$(3,286)	$(891)	$(932)	$131	$103,034
Net realized gain (loss) on security transactions	(59,332)	(62)	6,077	(43)	500,300
Net realized gain distributions	—	—	29,580	—	—
Net unrealized appreciation (depreciation) of investments	138,041	21,478	(1,325)	987	1,107,620
Net increase (decrease) in net assets resulting from operations	75,423	20,525	33,400	1,075	1,710,954

Unit transactions:
Purchases	72,673	5,134	25,360	478	9,529
Net transfers	(75,854)	—	462	(231)	291,480
Surrenders for benefit payments and fees	(196,517)	(183)	(46,111)	(193)	(997,357)
Contract maintenance charges	(269)	(36)	(10)	(2)	(280)
Other, net	1,273	—	—	—	(4,271)
Net increase (decrease) in net assets resulting from unit transactions	(198,694)	4,915	(20,299)	52	(700,899)
Net increase (decrease) in net assets	(123,271)	25,440	13,101	1,127	1,010,055

Net Assets:
Beginning of Period	483,749	107,042	294,063	15,393	7,221,327
End of Period	$360,478	$132,482	$307,164	$16,520	$8,231,382

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Vanguard Mid-Cap Index Fund - Admiral Shares	Vanguard Small-Cap Index Fund - Admiral Shares	Vanguard Total Bond Market Index Fund - Admiral Shares	Victory Diversified Stock Fund - Class A	Victory Munder Mid-Cap Core Growth Fund - Class A
Operations:
Net investment income (loss)	$36,869	$46,202	$29,632	$(4,038)	$(5,004)
Net realized gain (loss) on security transactions	98,135	223,602	(23,044)	26,270	(44,177)
Net realized gain distributions	—	—	—	47,441	169,901
Net unrealized appreciation (depreciation) of investments	203,088	184,587	1,922	40,637	(38,315)
Net increase (decrease) in net assets resulting from operations	338,092	454,391	8,510	110,310	82,405

Unit transactions:
Purchases	2,347	2,230	2,370	17,893	57,165
Net transfers	11,250	(368)	24,703	56,270	(15,026)
Surrenders for benefit payments and fees	(194,845)	(468,754)	(161,393)	(123,316)	(68,258)
Contract maintenance charges	(101)	(108)	(108)	(354)	(321)
Other, net	(1,337)	(337)	(1,172)	2,000	(121)
Net increase (decrease) in net assets resulting from unit transactions	(182,686)	(467,337)	(135,600)	(47,507)	(26,561)
Net increase (decrease) in net assets	155,406	(12,946)	(127,090)	62,803	55,844

Net Assets:
Beginning of Period	2,257,970	3,413,546	898,975	427,030	833,225
End of Period	$2,413,376	$3,400,600	$771,885	$489,833	$889,069

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Victory RS Value Fund - Class A	Victory Special Value Fund - Class A	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class I	Victory Sycamore Small Company Opportunity Fund - Class A
Operations:
Net investment income (loss)	$6,556	$(11,617)	$2,966	$101,386	$(2,846)
Net realized gain (loss) on security transactions	(2,505)	41,677	30,553	21,003	40,390
Net realized gain distributions	138,061	162,178	78,913	698,521	149,885
Net unrealized appreciation (depreciation) of investments	47,864	108,101	(31,852)	(39,497)	(89,669)
Net increase (decrease) in net assets resulting from operations	189,976	300,339	80,580	781,413	97,760

Unit transactions:
Purchases	—	71,180	54,243	340,013	213,974
Net transfers	(16,277)	105,141	(69,564)	(276,154)	47,899
Surrenders for benefit payments and fees	(115,280)	(194,136)	(109,805)	(1,066,951)	(422,277)
Contract maintenance charges	(50)	(398)	(500)	—	(595)
Other, net	377	(2,510)	658	(1,172)	1,339
Net increase (decrease) in net assets resulting from unit transactions	(131,230)	(20,723)	(124,968)	(1,004,264)	(159,660)
Net increase (decrease) in net assets	58,746	279,616	(44,388)	(222,851)	(61,900)

Net Assets:
Beginning of Period	1,535,750	1,120,217	899,051	7,744,361	2,086,778
End of Period	$1,594,496	$1,399,833	$854,663	$7,521,510	$2,024,878

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Virtus Ceredex Large-Cap Value Equity Fund - Class A	Virtus Ceredex Mid-Cap Value Equity Fund - Class A	Virtus Ceredex Small-Cap Value Equity Fund - Class A	Virtus Duff & Phelps Water Fund - Institutional Class	Virtus NFJ Dividend Value Fund - Class A
Operations:
Net investment income (loss)	$(2)	$(880)	$(849)	$8,754	$5,295
Net realized gain (loss) on security transactions	(7)	3,089	(83,870)	15,025	(185,799)
Net realized gain distributions	159	26,589	33,143	78,645	27,271
Net unrealized appreciation (depreciation) of investments	(76)	27,424	87,522	(42,392)	229,341
Net increase (decrease) in net assets resulting from operations	74	56,222	35,946	60,032	76,108

Unit transactions:
Purchases	6	43,801	39,328	89,310	241,211
Net transfers	(10)	(444,957)	(302,352)	108,135	(692,984)
Surrenders for benefit payments and fees	(1)	(27,917)	(65,022)	(175,963)	(480,815)
Contract maintenance charges	(3)	(468)	(146)	—	(1,138)
Other, net	—	(477)	1,561	1,198	361
Net increase (decrease) in net assets resulting from unit transactions	(8)	(430,018)	(326,631)	22,680	(933,365)
Net increase (decrease) in net assets	66	(373,796)	(290,685)	82,712	(857,257)

Net Assets:
Beginning of Period	827	780,295	569,260	1,033,004	2,403,785
End of Period	$893	$406,499	$278,575	$1,115,716	$1,546,528

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company
Statement of Changes in Net Assets
For the Year or Period Ended December 31, 2024

	SUB-ACCOUNTS
	Virtus NFJ International Value Fund - Class A (51)	Virtus NFJ Small-Cap Value Fund - Class A
Operations:
Net investment income (loss)	$(4)	$4,782
Net realized gain (loss) on security transactions	115	(48,264)
Net realized gain distributions	—	28,226
Net unrealized appreciation (depreciation) of investments	(649)	54,305
Net increase (decrease) in net assets resulting from operations	(538)	39,049

Unit transactions:
Purchases	—	44,260
Net transfers	—	1,513
Surrenders for benefit payments and fees	(19,068)	(105,769)
Contract maintenance charges	(5)	(418)
Other, net	—	(759)
Net increase (decrease) in net assets resulting from unit transactions	(19,073)	(61,173)
Net increase (decrease) in net assets	(19,611)	(22,124)

Net Assets:
Beginning of Period	19,611	925,412
End of Period	$—	$903,288

(51) Virtus NFJ International Value Fund - Class A ceased operations on January 8, 2024.

The accompanying notes are an integral part of these financial statements.

Separate Account Eleven
Talcott Resolution Life Insurance Company

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Separate Account Eleven (the Separate Account), a separate investment account of Talcott Resolution Life Insurance Company (the Sponsor Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Separate Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut. The contract owners of the Sponsor Company direct their deposits into various investment options (the Sub-Accounts) within the Separate Account.
Under applicable insurance law, the assets and liabilities of each of the Sub-Accounts of the Separate Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.
Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Separate Account.
Security Valuation
Mutual fund investments held by the Sub-Accounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, the only investments of each of the Sub-Accounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.
Fund of Fund Structure Risk
Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date and the amounts distributed to the Sub-Account for its share of dividends and capital gain distributions, if any, are reinvested in additional full and fractional shares of the related mutual funds. Capital gain distributions, if any, received from the underlying mutual funds are recorded as Realized gain distributions within the net realized and unrealized gain/(loss) on investments section of the Statement of Operations of the applicable Sub-Accounts.
Contracts in Payout (annuitization period)
The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Separate Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.
Federal Income Taxes
The operations of the Separate Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Segment Reporting
The Management Committee of the Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third-party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee acts as the Separate Account’s chief operating decision maker (CODM), assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Separate Account’s Statements of Assets and Liabilities, Operations, Changes in Net Assets, and Financial Highlights.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (ASU 2023-09), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Separate Account’s adoption of ASU 2023-09 did not have a material impact on the financial statements.
Due from (due to) the Sponsor Company
Due from (due to) the Sponsor Company represents the variance between investments and reserves applicable to the Sub-Account.
Purchases
Purchases received from contract owners by the Sponsor Company are credited as accumulation units, and are reported as Unit Transactions on the Statement of Changes in Net Assets of the applicable Sub-Accounts.

Surrenders for Benefit Payments and Fees
Surrenders for benefit payments and fees are payments to contract owners by the Sponsor Company and are reported as Unit Transactions in the Statement of Changes in Net Assets of the applicable Sub-Accounts.
Net Transfers
The amounts reported as Net transfers on the Statement of Changes in Net Assets of the applicable Sub-Accounts include transfers between Sub-Accounts of the Separate Account as well as transfers between other investment options of the Sponsor Company, not included in the Separate Account.
Other, net
Loans and loan repayments are reflected in Other, net on the accompanying Statement of Changes in Net Assets.
2. PURCHASE AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

Sub-Account	Purchases	Sales
AB Discovery Growth Fund - Class A	$9,068	$17,499
AB Discovery Value Fund - Class A	81,987	46,908
AB Global Bond Fund - Class A	2,124	1,253
AB Global Risk Allocation Fund - Class A	29,244	70,524
AB Growth Fund - Class A	18,620	1,575
AB High Income Fund - Class A	288,382	233,984
AB International Value Fund - Class A	100,156	271,718
AB Large Cap Value Fund - Class A	8,639	15,854
AB Relative Value Fund - Class A	1,738	1,994
AB Sustainable Global Thematic Fund - Advisor Class	584,472	460,674
AB Sustainable International Thematic Fund - Class A	47,850	25,527
Alger Capital Appreciation Institutional Fund - Class I	1,097,663	2,074,225
Alger Mid Cap Growth Institutional Fund - Class I	62,802	148,551
Alger Small Cap Growth Institutional Fund - Class I	47,440	98,659
Allspring Asset Allocation Fund - Class A	31,189	58,753
Allspring Core Bond Fund - Class A	8,603	13,765
Allspring Emerging Markets Equity Fund - Class A	285,369	299,853
Allspring International Equity Fund - Class A	660	4,555
Allspring Utility and Telecommunications Fund - Class A	7,412	309
American Century Investments® Diversified Bond Fund - A Class	31,189	18,188
American Century Investments® Equity Growth Fund - A Class	18,245	10,241
American Century Investments® Equity Income Fund - A Class	346,475	342,621
American Century Investments® Equity Income Fund - Investor Class	3,292,793	3,260,675
American Century Investments® Focused Large Cap Value Fund - A Class	9,891	522
American Century Investments® Growth Fund - A Class	804,029	519,399
American Century Investments® Heritage Fund - A Class	338,615	358,279
American Century Investments® Inflation-Adjusted Bond Fund - A Class	5,832	635
American Century Investments® Mid Cap Value Fund - A Class	148,535	303,041
American Century Investments® Small Cap Value Fund - A Class	229,938	164,959
American Century Investments® Small Cap Value Fund - Investor Class	332,166	362,887
American Century Investments® U.S. Government Money Market Fund - A Class	12,635,200	3,502,582
American Century Investments® Ultra® Fund - A Class	246,361	288,496
American Funds® AMCAP Fund® - Class R-3	567,305	532,600
American Funds® American Balanced Fund® - Class R-3	2,498,387	1,636,006
American Funds® American Balanced Fund® - Class R-4	728,257	885,440
American Funds® American Mutual Fund® - Class R-3	901,438	687,335

Sub-Account	Purchases	Sales
American Funds® Capital Income Builder® - Class R-3	$1,730,710	$1,625,537
American Funds® Capital World Growth and Income Fund® - Class R-3	3,524,303	4,315,045
American Funds® Capital World Growth and Income Fund® - Class R-4	594,483	638,617
American Funds® EUPAC Fund™ - Class R-3	4,753,969	5,192,194
American Funds® Fundamental Investors® - Class R-3	2,894,836	3,310,689
American Funds® New Perspective Fund® - Class R-3	1,979,605	2,462,016
American Funds® New World Fund® - Class R-3	44,818	242,597
American Funds® SMALLCAP World Fund® - Class R-3	92,541	78,458
American Funds® The Bond Fund of America® - Class R-3	563,102	731,987
American Funds® The Growth Fund of America® - Class R-3	11,081,669	14,293,724
American Funds® The Income Fund of America® - Class R-3	1,618,237	1,653,121
American Funds® The Investment Company of America® - Class R-3	1,949,170	2,557,228
American Funds® The New Economy Fund® - Class R-3	478,490	462,304
American Funds® The Washington Mutual Investors Fund® - Class R-3	1,127,835	867,299
AMG GW&K Small/Mid Cap Core Fund - Class N	24,433	11,039
Ariel Appreciation Fund - Investor Class	14,502	37,244
Ariel Fund - Investor Class	5,737	17,751
Artisan Mid Cap Value Fund - Investor Class	204,439	394,177
Ave Maria Growth Fund	27,081	40,727
Ave Maria Rising Dividend Fund	284,677	434,304
Ave Maria Value Fund	4,649	10,686
Baron Small Cap Fund® - Retail Shares	19,325	187,628
BlackRock Advantage Large Cap Core Fund - Investor A Shares	48,767	28,462
BlackRock Advantage Large Cap Growth Fund - Investor A Shares	67,041	77,461
BlackRock Advantage Small Cap Growth Fund - Investor A Shares	222,790	114,558
BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	4,589	438
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	306,370	79,603
BlackRock Equity Dividend Fund - Investor A Shares	817,637	742,804
BlackRock Global Allocation Fund, Inc. - Investor A Shares	1,199,850	1,034,788
BlackRock Impact Mortgage Fund - Investor A Shares	13,632	235,370
BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares	1,623,829	3,439,804
BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	3,144,752	3,302,549
BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares	501,728	193,638
BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares	1,787,283	5,301,702
BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares	4,859,457	4,940,333
BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	554,169	206,070
BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	498,236	1,755,345
BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	1,296,432	2,252,712
BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares	789,792	351,809
BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares	155,564	31,882
BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	17,247	18,043
BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares	379,039	1,233,028
BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares	1,561,976	1,086,736
BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares	100,856	144,149
BlackRock Mid-Cap Value Fund - Investor A Shares	217,125	163,894
BlackRock S&P 500 Index V.I. Fund - Class I Shares	1,340,233	1,375,956
BlackRock S&P 500 Index V.I. Fund - Class III Shares	1,159,991	1,370,130
BNY Mellon Bond Market Index Fund - Investor Class	3,610,958	2,956,422
BNY Mellon Core Plus Fund - Class A	85,541	23,547
BNY Mellon International Stock Index Fund - Investor Shares	25,434	145,524
BNY Mellon Midcap Index Fund, Inc. - Investor Shares	4,599,949	4,415,690
BNY Mellon S&P 500 Index Fund	14,578,664	12,091,712
BNY Mellon Smallcap Stock Index Fund - Investor Shares	3,764,464	2,327,598
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	2,454	89

Sub-Account	Purchases	Sales
BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares	$6,608	$305
BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares	4,886	63
Calamos International Growth Fund - Class A	248	26
Calvert Bond Fund - Class A	382,706	598,009
Calvert Equity Fund - Class A	2,780,780	2,673,263
Calvert Income Fund - Class A	197,744	310,407
Calvert VP SRI Balanced Portfolio - Class I	3,628	967
ClearBridge Appreciation Fund - Class A	131,789	42,328
ClearBridge Growth Fund - Class A	7,835	809
ClearBridge Growth Fund - Class FI	8,447	229
ClearBridge Mid Cap Fund - Class A	415,834	344,496
ClearBridge Small Cap Fund - Class A	2,683	1,390
ClearBridge Small Cap Growth Fund - Class A	46,554	83,309
ClearBridge Small Cap Growth Fund - Class FI	105,987	98,229
ClearBridge Value Fund - Class A	4,155	2,978
ClearBridge Value Fund - Class FI	34,218	12,741
Columbia Acorn International Select℠ - Class A	34	9
Columbia Acorn® Fund - Class A	73,175	439,104
Columbia Contrarian Core Fund - Class A	106,347	23,424
Columbia Intrinsic Value Fund - Institutional Class	76,787	64,430
Columbia Large Cap Growth Opportunity Fund - Class A	251,969	168,339
Columbia Select Mid Cap Value Fund - Class A	357,099	340,337
Columbia Select Mid Cap Value Fund - Institutional Class	146,604	132,720
Columbia Select Small Cap Value Fund - Institutional Class	220	174
Columbia Seligman Global Technology Fund - Class A	107,098	251,795
Columbia Seligman Technology and Information Fund - Class A	317,959	168,055
Columbia Small Cap Value Discovery Fund - Class A	50,399	7,874
CRM Mid Cap Value Fund - Investor Shares	48,182	62,286
Davis Financial Fund - Class A	24,345	10,996
Davis New York Venture Fund - Class A	809,623	1,078,729
Davis Opportunity Fund - Class A	10,258	29,556
Domini Impact Equity Fund℠ - Investor Shares	50,324	133,408
DWS Core Equity VIP - Class A	7,174	770
DWS CROCI® Equity Dividend Fund - Class A	35,347	32,385
DWS Emerging Markets Fixed Income Fund - Class A	145	25
DWS International Opportunities Fund - Class A	38,746	10,831
DWS RREEF Real Estate Securities Fund - Class A	807	1,870
Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	139,814	121,516
Eaton Vance Balanced Fund - Class A	22,587	18,417
Eaton Vance Dividend Builder Fund - Class A	109,737	358,765
Eaton Vance Income Fund of Boston - Class A	374,348	526,742
Eaton Vance Large-Cap Value Fund - Class A	203,467	440,291
Eaton Vance Worldwide Health Sciences Fund - Class A	51,344	141,934
Empower Aggressive Profile Fund - Investor Class	164,931	61,197
Empower Emerging Markets Equity Fund - Investor Class	67,420	124,024
Empower International Index Fund - Investor Class	211,428	86,690
Empower Lifetime 2015 Fund - Investor Class	3,308	6,238
Empower Lifetime 2020 Fund - Investor Class	1,408	6,019
Empower Lifetime 2025 Fund - Investor Class	15,678	1,117
Empower Lifetime 2030 Fund - Investor Class	41,410	4,756
Empower Lifetime 2035 Fund - Investor Class	53,693	16,800
Empower Lifetime 2040 Fund - Investor Class	5,020	4,724
Empower Lifetime 2045 Fund - Investor Class	5,348	712
Empower Lifetime 2050 Fund - Investor Class	25,367	137,339

Sub-Account	Purchases	Sales
Empower Lifetime 2055 Fund - Investor Class	$5,209	$155
Empower Lifetime 2060 Fund - Investor Class	6,748	3,349
Empower Moderate Profile Fund - Investor Class	414,142	114,648
Empower Moderately Aggressive Profile Fund - Investor Class	412,955	2,839
Empower S&P 500® Index Fund - Investor Class	1,913	57
Empower S&P Mid Cap 400® Index Fund - Investor Class	40,257	5,271
Empower S&P Small Cap 600® Index Fund - Investor Class	8,620	2,258
Empower Short Duration Bond Fund - Investor Class	2,301	1,061
Federated Hermes Fund for U.S. Government Securities - Class A	22,046	9,579
Federated Hermes Global Allocation Fund - Class A	—	3,038
Federated Hermes International Leaders Fund - Class A	1,707	58
Federated Hermes Kaufmann Fund - Class R	699,359	704,818
Federated Hermes MDT Mid Cap Growth Fund - Class A	35,458	85,048
Federated Hermes MDT Small Cap Value Fund - Class A	1,668	375
Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A	15,988	6,010
Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A	8	6
Federated Hermes Total Return Bond Fund - Class A	2,447	13,221
Fidelity Advisor® Equity Growth Fund - Class M	210,171	337,810
Fidelity Advisor® Leveraged Company Stock Fund - Class M	515,453	572,027
Fidelity Advisor® Stock Selector Fund - Class M	32	467
Fidelity® VIP Balanced Portfolio - Initial Class	269,459	138,223
Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	7	—
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	456	21
Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	7,392	72,728
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	54,410	93,900
Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2	1,036	50
Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2	65	5
Fidelity® VIP Growth & Income Portfolio - Initial Class	24,393	9,956
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	50,873	162,398
Fidelity® VIP Overseas Portfolio - Initial Class	61,297	74,879
Fidelity® VIP Value Strategies Portfolio - Initial Class	2,102	637
Franklin Conservative Allocation Fund - Class A	215,434	212,356
Franklin Core Plus Bond Fund - Class A	486,821	508,820
Franklin Growth Allocation Fund - Class A	1,224,381	792,149
Franklin Growth Fund - Class A	813,842	940,251
Franklin High Income Fund - Class A1	181,281	199,448
Franklin Income Fund - Class A1	1,078,790	664,143
Franklin Moderate Allocation Fund - Class A	816,764	796,661
Franklin Mutual Beacon Fund - Class A	107,786	278,010
Franklin Mutual Global Discovery Fund - Class A	1,599,686	2,279,707
Franklin Mutual Shares Fund - Class A	411,197	512,281
Franklin Mutual U.S. Mid Cap Value Fund - Class A	55,017	28,835
Franklin Small Cap Value Fund - Class A	434,609	563,368
Franklin Small-Mid Cap Growth Fund - Class A	224,649	534,325
Franklin Small-Mid Cap Growth VIP Fund - Class 1	12,417	8,964
Franklin Total Return Fund - Class A	25,696	5,991
Franklin U.S. Government Securities Fund - Class A1	30,864	68,959
Goldman Sachs Core Fixed Income Fund - Class A	18,664	9,148
Goldman Sachs Equity Income Fund - Class A	73,940	8,212
Goldman Sachs Government Income Fund - Class A	116,766	411,265
Goldman Sachs High Yield Fund - Class A	146,199	114,945
Goldman Sachs Income Builder Fund - Class A	38,097	244,442
Goldman Sachs International Equity ESG Fund - Class A	8,392	2,255
Goldman Sachs Large Cap Equity Fund - Class A	3,188	203

Sub-Account	Purchases	Sales
Goldman Sachs Large Cap Value Fund - Class A	$101,493	$44,010
Goldman Sachs Mid Cap Growth Fund - Class A	320,996	152,529
Goldman Sachs Mid Cap Value Fund - Class A	475,925	1,287,051
Goldman Sachs Small Cap Value Fund - Class A	1,469,334	758,642
Goldman Sachs Small/Mid Cap Growth Fund - Class A	67,041	20,473
Goldman Sachs Strategic Growth Fund - Class A	120,043	346,865
Goldman Sachs U.S. Equity Insights Fund - Class A	11,252	36,561
Hartford Balanced HLS Fund - Class IA	716,878	2,435,752
Hartford Balanced HLS Fund - Class IB	23,974	14,693
Hartford Balanced Income Fund - Class R4	45,104	31,192
Hartford Capital Appreciation HLS Fund - Class IA	2,315,795	1,643,247
Hartford Capital Appreciation HLS Fund - Class IB	1,072	7
Hartford Checks and Balances Fund - Class R4	69,630	29,994
Hartford Conservative Allocation Fund - Class R4	40,696	17,087
Hartford Conservative Allocation Fund - Class R5	17,751	3,537
Hartford Disciplined Equity HLS Fund - Class IA	362,056	436,816
Hartford Disciplined Equity HLS Fund - Class IB	1,181,100	1,671,751
Hartford Dividend and Growth HLS Fund - Class IA	3,642,752	3,184,387
Hartford Dividend and Growth HLS Fund - Class IB	1,062,443	756,920
Hartford Equity Income Fund - Class R4	190,593	61,190
Hartford Global Impact Fund - Class R4	10,571	15,678
Hartford Healthcare HLS Fund - Class IA	273,872	298,878
Hartford Healthcare HLS Fund - Class IB	151,323	191,028
Hartford International Equity Fund - Class R4	55,228	46,715
Hartford International Opportunities HLS Fund - Class IA	153,072	284,023
Hartford International Opportunities HLS Fund - Class IB	93,952	263,324
Hartford MidCap HLS Fund - Class IA	1,230,384	1,318,525
Hartford Moderate Allocation Fund - Class R4	185,105	144,136
Hartford Moderate Allocation Fund - Class R5	200,759	73,616
Hartford Moderately Aggressive Allocation Fund - Class R4	69,424	21,802
Hartford Moderately Aggressive Allocation Fund - Class R5	576,579	481,234
Hartford Small Cap Growth HLS Fund - Class IA	71,781	143,670
Hartford Small Cap Growth HLS Fund - Class IB	56,195	36,876
Hartford Small Company HLS Fund - Class IA	53,754	353,226
Hartford Small Company HLS Fund - Class IB	39,890	142,431
Hartford Stock HLS Fund - Class IA	420,644	2,407,211
Hartford Stock HLS Fund - Class IB	50,891	13,881
Hartford Total Return Bond HLS Fund - Class IA	545,423	1,291,103
Hartford Total Return Bond HLS Fund - Class IB	267,218	372,945
Hartford Ultrashort Bond HLS Fund - Class IA	187,545	273,315
Hartford Ultrashort Bond HLS Fund - Class IB	920,916	1,075,949
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A	74,326	98,066
Invesco American Franchise Fund - Class A	230,988	113,861
Invesco Balanced-Risk Commodity Strategy Fund - Class A	3,725	7,814
Invesco Comstock Fund - Class A	575,448	1,118,969
Invesco Developing Markets Fund - Class A	969,754	737,906
Invesco Developing Markets Fund - Class Y	241,999	117,567
Invesco Discovery Large Cap Fund - Class A	159,304	99,794
Invesco Discovery Mid Cap Growth Fund - Class A	172,303	165,224
Invesco Diversified Dividend Fund - Investor Class	94,781	41,467
Invesco Dividend Income Fund - Class A	17,582	5,110
Invesco Equity and Income Fund - Class A	970,723	2,776,982
Invesco Emerging Markets ex-China Fund - Class A	80,957	45,404
Invesco Emerging Markets ex-China Fund - Class Y	806,630	400,777

Sub-Account	Purchases	Sales
Invesco EQV International Equity Fund - Class A	$86,662	$30,746
Invesco Global Core Equity Fund - Class A	11,044	883
Invesco Global Fund - Class A	1,618,350	465,850
Invesco Global Opportunities Fund - Class A	14,114	32,401
Invesco Global Strategic Income Fund - Class A	37,123	37,908
Invesco Gold & Special Minerals Fund - Class A	492,306	611,623
Invesco Growth and Income Fund - Class A	419,391	631,684
Invesco International Bond Fund - Class A	379,765	398,879
Invesco International Diversified Fund - Class A	182,282	53,494
Invesco International Growth Fund - Class A	255,244	110,819
Invesco International Value Fund - Class A	44,076	42,584
Invesco Main Street All Cap Fund® - Class A	196,434	107,921
Invesco Main Street Fund® - Class A	71,968	34,945
Invesco Main Street Mid Cap Fund® - Class A	488,805	502,480
Invesco Quality Income Fund - Class A	535	537
Invesco Real Estate Fund - Class A	518,952	750,857
Invesco Real Estate Fund - Class R5	43,876	96,930
Invesco Rising Dividends Fund - Class A	2,143	4,136
Invesco Small Cap Equity Fund - Class A	56,194	67,873
Invesco Small Cap Growth Fund - Class A	545,953	831,185
Invesco Small Cap Growth Fund - Investor Class	116,533	140,519
Invesco Small Cap Value Fund - Class A	199,515	168,862
Invesco Technology Fund - Investor Class	477,583	275,840
Invesco V.I. Diversified Dividend Fund - Series I	51,156	253
Invesco V.I. Small Cap Equity Fund - Series I	5,950	15,420
Invesco V.I. Technology Fund - Series I	55,783	56,567
Invesco Value Opportunities Fund - Class A	83,466	93,543
Janus Henderson Balanced Fund - Class S	1,344,891	803,903
Janus Henderson Balanced Portfolio - Institutional Shares	17,510	20,152
Janus Henderson Enterprise Fund - Class S	474,648	330,792
Janus Henderson Enterprise Portfolio - Institutional Shares	6,616	4,083
Janus Henderson Forty Fund - Class S	1,627,867	1,255,866
Janus Henderson Forty Portfolio - Institutional Shares	580,278	185,279
Janus Henderson Global Research Fund - Class S	20,572	62,333
Janus Henderson Global Research Portfolio - Institutional Shares	42,074	13,309
Janus Henderson Mid Cap Value Fund - Class S	32,517	25,776
Janus Henderson Overseas Fund - Class S	165,415	241,819
Janus Henderson Overseas Portfolio - Institutional Shares	47,647	1,334
John Hancock Small Cap Dynamic Growth Fund - Class A	122,312	42,032
JPMorgan Core Bond Fund - Class A	233,916	290,225
JPMorgan Large Cap Growth Fund - Class A	171,099	101,138
JPMorgan Large Cap Growth Fund - Class R2	6,462	40
JPMorgan Mid Cap Growth Fund - Class R3	180,952	184,921
JPMorgan Small Cap Equity Fund - Class A	111,094	45,382
JPMorgan Small Cap Growth Fund - Class A	143,255	154,143
JPMorgan Small Cap Value Fund - Class A	120,182	58,590
JPMorgan SmartRetirement® 2025 Fund - Class A	735,103	1,152,957
JPMorgan SmartRetirement® 2030 Fund - Class A	1,401,228	2,764,614
JPMorgan SmartRetirement® 2035 Fund - Class A	1,031,415	811,367
JPMorgan SmartRetirement® 2040 Fund - Class A	1,568,115	1,299,656
JPMorgan SmartRetirement® 2045 Fund - Class A	950,826	634,562
JPMorgan SmartRetirement® 2050 Fund - Class A	932,265	1,531,898
JPMorgan SmartRetirement® 2055 Fund - Class A	642,541	465,483
JPMorgan SmartRetirement® 2060 Fund - Class A	61,802	7,511

Sub-Account	Purchases	Sales
JPMorgan SmartRetirement® Income Fund - Class A	$2,739,713	$2,897,599
JPMorgan U.S. Equity Fund - Class A	154,316	288,442
JPMorgan U.S. Government Money Market Fund - Reserve Class	536,762	362,691
Keeley Gabelli Small Cap Dividend Fund - Class A	33,933	102,668
LKCM Aquinas Catholic Equity Fund	39,012	3,762
Loomis Sayles Income Fund - Admin Class	20,155	4,496
Loomis Sayles Income Fund - Retail Class	26,057	—
Lord Abbett Affiliated Fund, Inc. - Class A	63,252	53,915
Lord Abbett Affiliated Fund, Inc. - Class P	5,967	681
Lord Abbett Bond-Debenture Fund, Inc. - Class A	271,739	218,412
Lord Abbett Bond-Debenture Fund, Inc. - Class P	5,482	4,103
Lord Abbett Developing Growth Fund, Inc. - Class A	94,782	232,479
Lord Abbett Developing Growth Fund, Inc. - Class P	6	36
Lord Abbett Dividend Growth Fund, Inc. - Class A	13,092	68,481
Lord Abbett Dividend Growth Fund, Inc. - Class P	9,321	881
Lord Abbett Fundamental Equity Fund, Inc. - Class A	194,323	187,174
Lord Abbett Fundamental Equity Fund, Inc. - Class P	635	11,331
Lord Abbett Growth Opportunities Fund, Inc. - Class A	65,289	13,139
Lord Abbett International Equity Fund, Inc. - Class A	27,410	110,065
Lord Abbett Total Return Fund, Inc. - Class A	1,144,238	1,330,970
Lord Abbett Value Opportunities Fund, Inc. - Class A	238,724	581,205
Lord Abbett Value Opportunities Fund, Inc. - Class P	35,516	129,614
LVIP American Century Balanced Fund - Standard Class II	11,780	96,153
LVIP American Century Disciplined Core Value Fund - Standard Class II	9,418	11,086
LVIP American Century International Fund - Standard Class II	53,440	55,084
LVIP American Century Ultra® Fund - Standard Class II	150,397	158,169
LVIP American Century Value Fund - Standard Class II	52,019	80,314
Massachusetts Investors Growth Stock Fund - Class A	335,109	481,291
Massachusetts Investors Trust - Class R3	239,975	367,408
MassMutual 40/60 Allocation Fund - Class R4	266	280
MassMutual 80/20 Allocation Fund - Class R4	77	1,498
MassMutual Blue Chip Growth Fund - Class R4	104,328	70,087
MassMutual Blue Chip Growth Fund - Class R5	16,203,753	5,737,083
MassMutual Core Bond Fund - Class R4	84,348	58,231
MassMutual Core Bond Fund - Class R5	1,004,487	326,867
MassMutual Diversified Value Fund - Class R5	913,668	803,110
MassMutual Global Fund - Class R5	264,745	42,302
MassMutual High Yield Fund - Class R5	1,020,931	718,648
MassMutual International Equity Fund - Class R4	46,638	50,993
MassMutual Mid Cap Growth Fund - Class R4	67,763	14,549
MassMutual Mid Cap Growth Fund - Class R5	420,225	339,586
MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4	3,937	226,826
MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4	15,928	1,442,128
MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4	30,714	1,366,831
MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4	44,257	2,292,825
MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4	29,847	3,169,369
MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4	46,750	1,919,465
MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4	11,993	767,181
MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4	12,072	524,721
MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4	9,581	356,075
MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4	5,351	164,940
MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3	—	51
MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3	6,040	195,551
MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3	—	7,080

Sub-Account	Purchases	Sales
MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3	$13,890	$491,889
MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3	634	285,246
MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3	14,185	194,116
MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3	4,087	23,428
MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3	12,324	169,526
MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3	2,132	49,922
MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3	17,458	80,830
MassMutual Small Cap Growth Equity Fund - Class R4	640,361	328,444
MassMutual Small Cap Opportunities Fund - Class R4	37,384	287,701
MassMutual Small Cap Opportunities Fund - Class R5	239,737	135,077
MassMutual Strategic Emerging Markets Fund - Class R4	127	13,192
MFS® Core Equity Fund - Class A	337,006	80,214
MFS® Core Equity Fund - Class R3	6,764	39,543
MFS® Emerging Markets Debt Fund - Class R3	43,573	28,809
MFS® Government Securities Fund - Class R3	813,569	2,458,047
MFS® Growth Fund - Class R3	292,597	400,883
MFS® High Income Fund - Class A	43,314	130,143
MFS® High Yield Portfolio - Initial Class	25,958	2,431
MFS® International Growth Fund - Class R3	55,584	82,955
MFS® International Intrinsic Value Fund - Class R3	2,754,573	2,937,580
MFS® International New Discovery Fund - Class A	22,615	66,523
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	12,112	4,336
MFS® Mid Cap Growth Fund - Class A	86,106	103,101
MFS® New Discovery Fund - Class R3	378,208	633,645
MFS® Research International Fund - Class R3	600,624	963,878
MFS® Technology Fund - Class R3	101,652	33,266
MFS® Total Return Bond Fund - Class R3	365,576	306,892
MFS® Total Return Fund - Class R3	717,523	1,045,660
MFS® Utilities Fund - Class A	144,670	188,318
MFS® Utilities Fund - Class R3	468,423	614,925
MFS® Utilities Series - Initial Class	4,006	5,066
MFS® Value Fund - Class A	623,047	783,426
MFS® Value Fund - Class R3	1,005,612	2,655,956
MM S&P 500® Index Fund - Class R4	390,032	455,397
Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	47,309	74,779
Neuberger Quality Equity Fund - Class A	191,216	269,520
Neuberger Quality Equity Fund - Trust Class	119,982	28,976
NexPoint Merger Arbitrage Fund - Class A	4,672	26,476
Nomura Asset Strategy Fund - Class Y	94,407	246,774
Nomura Diversified Income Fund - Class A	110,712	187,003
Nomura Extended Duration Bond Fund - Class A	7,855	1,570
Nomura Large Cap Growth Fund - Class Y	86,987	125,277
Nomura Natural Resources Fund - Class Y	60,018	144,340
Nomura Science and Technology Fund - Class Y	599,704	386,352
Nomura Small Cap Growth Fund - Class Y	175,432	543,248
North Square Spectrum Alpha Fund - Class A	9,025	9,623
Nuveen Bond Index Fund - Retirement Class	259,688	203,410
Nuveen Equity Index Fund - Retirement Class	973,934	1,576,396
Nuveen International Value Fund - Class A	5,626	40,750
Nuveen Large Cap Growth Index Fund - Retirement Class	1,185,542	1,082,469
Nuveen Large Cap Value Index Fund - Retirement Class	822,244	668,942
Nuveen Small Cap Select Fund - Class A	11,973	11,503
Nuveen Small/Mid Cap Growth Opportunities Fund - Class A	29,207	59,134
PGIM Jennison Focused Growth Fund - Class A	45,210	46,640

Sub-Account	Purchases	Sales
PGIM Jennison Mid-Cap Growth Fund - Class A	$151,546	$87,297
PGIM Jennison Natural Resources Fund - Class A	1,523	10,385
PIMCO Emerging Markets Bond Fund - Class A	42,550	76,672
PIMCO Real Return Fund - Admin Class	93,806	369,940
PIMCO Real Return Fund - Class A	833,568	1,154,960
PIMCO Total Return ESG Fund - Admin Class	958,095	747,120
PIMCO Total Return Fund - Administrative Class	56,002	104,898
PIMCO Total Return Fund - Class A	1,604,594	2,276,483
Putnam Core Equity Fund - Class A	9,310	213,142
Putnam High Yield Fund - Class A	138,126	327,260
Putnam International Equity Fund - Class A	6,223	19,336
Putnam International Small Cap Fund - Class A	35,273	21,228
Putnam Large Cap Growth Fund - Class A	439	185
Putnam Large Cap Value Fund - Class A	320,640	1,664,535
Putnam Small Cap Growth Fund - Class A	20,813	87,259
Putnam Sustainable Leaders Fund - Class A	3,827	112
Putnam VT Emerging Markets Equity Fund - Class IB	56,457	667
Putnam VT Focused International Equity Fund - Class IB	71,819	11,628
Putnam VT High Yield Fund - Class IB	15,764	25,034
Putnam VT Small Cap Value Fund - Class IB	22,873	24,547
Putnam VT Sustainable Leaders Fund - Class IB	75,715	16,723
Royce Small-Cap Total Return Fund - Service Class	245,601	215,807
Royce Small-Cap Value Fund - Service Class	29,717	6,029
Royce Smaller-Companies Growth Fund - Service Class	77,329	65,756
Russell Investments LifePoints® Aggressive Strategy Fund - Class R1	12,249	6,824
Russell Investments LifePoints® Balanced Strategy Fund - Class R1	6,737	3,844
Russell Investments LifePoints® Conservative Strategy Fund - Class R1	353	91
Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1	3	5
Russell Investments LifePoints® Moderate Strategy Fund - Class R1	345	1,560
State Street S&P 500 Index Fund - Class N	894,200	1,968,074
T. Rowe Price Equity Income Fund - R Class	142,940	308,543
T. Rowe Price Growth Stock Fund - R Class	1,365,256	1,193,739
T. Rowe Price Retirement 2010 Fund - R Class	156,148	83,616
T. Rowe Price Retirement 2020 Fund - R Class	827,320	1,544,063
T. Rowe Price Retirement 2030 Fund - R Class	3,241,981	4,642,411
T. Rowe Price Retirement 2035 Fund - R Class	46,724	19,276
T. Rowe Price Retirement 2040 Fund - R Class	2,309,213	2,835,073
T. Rowe Price Retirement 2045 Fund - R Class	151,528	2,634
T. Rowe Price Retirement 2050 Fund - R Class	2,191,382	1,826,266
T. Rowe Price Retirement 2055 Fund - R Class	22,742	10,498
T. Rowe Price Retirement 2060 Fund - R Class	251,435	88,678
T. Rowe Price Retirement 2065 Fund - R Class	3,848	10,442
T. Rowe Price Retirement Balanced Fund - R Class	86,876	131,979
Templeton Developing Markets Trust - Class A	180,687	273,284
Templeton Foreign Fund - Class A	321,063	615,160
Templeton Global Bond Fund - Class A	780,077	654,664
Templeton Growth Fund, Inc. - Class A	362,666	219,299
The Hartford Capital Appreciation Fund - Class R4	105,636	65,930
The Hartford Capital Appreciation Fund - Class R5	657,447	1,009,059
The Hartford Dividend and Growth Fund - Class R4	142,766	116,700
The Hartford Growth Opportunities Fund - Class R4	68,692	90,461
The Hartford Healthcare Fund - Class R4	26,612	30,824
The Hartford High Yield Fund - Class R4	29,349	18,985
The Hartford Inflation Plus Fund - Class R4	41,956	11,499

Sub-Account	Purchases	Sales
The Hartford International Opportunities Fund - Class R4	$156,912	$140,808
The Hartford Midcap Fund - Class R4	125,158	30,355
The Hartford MidCap Value Fund - Class R4	12,736	5,269
The Hartford Small Company Fund - Class R4	39,371	114,127
The Hartford Total Return Bond Fund - Class R4	2,562	6,377
The Hartford Total Return Bond Fund - Class R5	12,700	19,731
Thornburg International Equity Fund - Class R3	138,948	413,112
Thornburg International Equity Fund - Class R4	80,395	206,990
Thornburg Small/Mid Cap Core Fund - Class R3	39,013	28,794
Thornburg Small/Mid Cap Core Fund - Class R4	2,423	8,696
Thornburg Small/Mid Cap Growth Fund - Class R3	32,205	72,791
Thornburg Small/Mid Cap Growth Fund - Class R4	4,118	8,886
Timothy Plan Large/Mid Cap Value Fund - Class A	61,381	5,500
UBS Global Allocation Fund - Class A	838	2,268
Vanguard 500 Index Fund - Admiral Shares	280,068	1,443,960
Vanguard Mid-Cap Index Fund - Admiral Shares	109,859	396,738
Vanguard Small-Cap Index Fund - Admiral Shares	69,322	524,133
Vanguard Total Bond Market Index Fund - Admiral Shares	58,701	88,042
Victory Diversified Stock Fund - Class A	74,722	51,744
Victory Mid-Cap Core Growth Fund - Class A	269,875	163,450
Victory Pioneer Disciplined Value Fund - Class A	37,727	26,397
Victory Pioneer Equity Income Fund - Class A	9,405	538
Victory Pioneer Fund - Class A	118,611	279,917
Victory Pioneer Fundamental Growth Fund - Class A	16,224	2,667
Victory Pioneer Global Equity Fund - Class A	458,990	440,310
Victory Pioneer High Yield Fund - Class A	81,828	211,928
Victory Pioneer Mid Cap Value Fund - Class A	133,455	71,880
Victory Pioneer Select Mid Cap Growth Fund - Class A	24,194	8,930
Victory Pioneer Strategic Income Fund - Class A	669,609	2,227,042
Victory RS Value Fund - Class A	127,156	175,040
Victory Special Value Fund - Class A	18,443	1,260,809
Victory Sycamore Established Value Fund - Class A	211,884	268,175
Victory Sycamore Established Value Fund - Class I	893,030	1,219,815
Victory Sycamore Small Company Opportunity Fund - Class A	476,946	672,330
Virtus Ceredex Large-Cap Value Equity Fund - Class A	1,854	17
Virtus Ceredex Mid-Cap Value Equity Fund - Class A	90,192	119,683
Virtus Ceredex Small-Cap Value Equity Fund - Class A	39,849	38,442
Virtus Duff & Phelps Water Fund - Institutional Class	305,973	211,801
Virtus NFJ Dividend Value Fund - Class A	316,464	481,038
Virtus NFJ Small-Cap Value Fund - Class A	88,543	80,001

3. CHANGES IN UNITS OUTSTANDING
The changes in units outstanding for the year ended December 31, 2025, were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Discovery Growth Fund - Class A	4	368	(364)
AB Discovery Value Fund - Class A	1,284	1,076	208
AB Global Bond Fund - Class A	108	79	29
AB Global Risk Allocation Fund - Class A	740	2,906	(2,166)
AB Growth Fund - Class A	163	17	146
AB High Income Fund - Class A	2,771	1,171	1,600
AB International Value Fund - Class A	4,031	16,452	(12,421)
AB Large Cap Value Fund - Class A	296	836	(540)
AB Relative Value Fund - Class A	—	47	(47)
AB Sustainable Global Thematic Fund - Advisor Class	14,374	20,081	(5,707)
AB Sustainable International Thematic Fund - Class A	2,759	1,256	1,503
Alger Capital Appreciation Institutional Fund - Class I	23,629	20,742	2,887
Alger Mid Cap Growth Institutional Fund - Class I	1,549	4,006	(2,457)
Alger Small Cap Growth Institutional Fund - Class I	1,495	3,228	(1,733)
Allspring Asset Allocation Fund - Class A	1,188	2,727	(1,539)
Allspring Core Bond Fund - Class A	477	1,048	(571)
Allspring Emerging Markets Equity Fund - Class A	15,043	9,830	5,213
Allspring International Equity Fund - Class A	11	303	(292)
Allspring Utility and Telecommunications Fund - Class A	119	—	119
American Century Investments® Diversified Bond Fund - A Class	1,962	1,267	695
American Century Investments® Equity Growth Fund - A Class	197	209	(12)
American Century Investments® Equity Income Fund - A Class	4,416	9,530	(5,114)
American Century Investments® Equity Income Fund - Investor Class	62,734	166,845	(104,111)
American Century Investments® Focused Large Cap Value Fund - A Class	244	6	238
American Century Investments® Growth Fund - A Class	3,032	3,028	4
American Century Investments® Heritage Fund - A Class	2,550	10,544	(7,994)
American Century Investments® Inflation-Adjusted Bond Fund - A Class	278	17	261
American Century Investments® Mid Cap Value Fund - A Class	3,190	8,939	(5,749)
American Century Investments® Small Cap Value Fund - A Class	2,982	3,166	(184)
American Century Investments® Small Cap Value Fund - Investor Class	196	8,157	(7,961)
American Century Investments® U.S. Government Money Market Fund - A Class	1,031,198	207,160	824,038
American Century Investments® Ultra® Fund - A Class	1,110	2,921	(1,811)
American Funds® AMCAP Fund® - Class R-3	4,919	10,998	(6,079)
American Funds® American Balanced Fund® - Class R-3	45,391	44,802	589
American Funds® American Balanced Fund® - Class R-4	2,346	46,948	(44,602)
American Funds® American Mutual Fund® - Class R-3	12,704	14,111	(1,407)
American Funds® Capital Income Builder® - Class R-3	32,849	68,063	(35,214)
American Funds® Capital World Growth and Income Fund® - Class R-3	40,569	115,994	(75,425)
American Funds® Capital World Growth and Income Fund® - Class R-4	2,249	16,391	(14,142)
American Funds® EUPAC Fund™ - Class R-3	56,265	136,058	(79,793)
American Funds® Fundamental Investors® - Class R-3	25,115	65,151	(40,036)
American Funds® New Perspective Fund® - Class R-3	23,760	52,880	(29,120)
American Funds® New World Fund® - Class R-3	1,781	10,524	(8,743)
American Funds® SMALLCAP World Fund® - Class R-3	2,258	2,784	(526)
American Funds® The Bond Fund of America® - Class R-3	31,842	52,743	(20,901)
American Funds® The Growth Fund of America® - Class R-3	80,618	191,600	(110,982)
American Funds® The Income Fund of America® - Class R-3	30,497	58,865	(28,368)
American Funds® The Investment Company of America® - Class R-3	14,234	58,571	(44,337)
American Funds® The New Economy Fund® - Class R-3	4,338	13,519	(9,181)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds® The Washington Mutual Investors Fund® - Class R-3	11,116	17,499	(6,383)
AMG GW&K Small/Mid Cap Core Fund - Class N	1,866	864	1,002
Ariel Appreciation Fund - Investor Class	291	1,072	(781)
Ariel Fund - Investor Class	120	484	(364)
Artisan Mid Cap Value Fund - Investor Class	267	6,270	(6,003)
Ave Maria Growth Fund	287	650	(363)
Ave Maria Rising Dividend Fund	3,906	8,738	(4,832)
Ave Maria Value Fund	217	512	(295)
Baron Small Cap Fund® - Retail Shares	408	3,579	(3,171)
BlackRock Advantage Large Cap Core Fund - Investor A Shares	815	487	328
BlackRock Advantage Large Cap Growth Fund - Investor A Shares	498	724	(226)
BlackRock Advantage Small Cap Growth Fund - Investor A Shares	13,041	7,565	5,476
BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	106	1	105
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	3,514	2,268	1,246
BlackRock Equity Dividend Fund - Investor A Shares	26,101	11,461	14,640
BlackRock Global Allocation Fund, Inc. - Investor A Shares	27,570	39,514	(11,944)
BlackRock Impact Mortgage Fund - Investor A Shares	839	20,846	(20,007)
BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares	58,083	178,717	(120,634)
BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	135,782	140,997	(5,215)
BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares	16,883	6,187	10,696
BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares	60,839	243,502	(182,663)
BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares	123,258	176,538	(53,280)
BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	18,214	6,334	11,880
BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	13,085	57,561	(44,476)
BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	30,645	66,143	(35,498)
BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares	30,289	13,531	16,758
BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares	11,105	1,956	9,149
BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	1,291	1,468	(177)
BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares	8,256	59,407	(51,151)
BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares	58,450	50,736	7,714
BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares	596	3,773	(3,177)
BlackRock Mid-Cap Value Fund - Investor A Shares	3,885	4,013	(128)
BlackRock S&P 500 Index V.I. Fund - Class I Shares	17,815	47,249	(29,434)
BlackRock S&P 500 Index V.I. Fund - Class III Shares	29,189	79,682	(50,493)
BNY Mellon Bond Market Index Fund - Investor Class	127,189	119,490	7,699
BNY Mellon Core Plus Fund - Class A	5,697	1,902	3,795
BNY Mellon International Stock Index Fund - Investor Shares	261	5,683	(5,422)
BNY Mellon Midcap Index Fund, Inc. - Investor Shares	21,751	43,089	(21,338)
BNY Mellon S&P 500 Index Fund	135,365	149,267	(13,902)
BNY Mellon Smallcap Stock Index Fund - Investor Shares	20,947	23,093	(2,146)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	33	1	32
BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares	79	1	78
Calvert Bond Fund - Class A	13,028	30,831	(17,803)
Calvert Equity Fund - Class A	18,068	36,968	(18,900)
Calvert Income Fund - Class A	9,381	19,007	(9,626)
Calvert VP SRI Balanced Portfolio - Class I	—	18	(18)
ClearBridge Appreciation Fund - Class A	434	1,081	(647)
ClearBridge Growth Fund - Class A	28	17	11
ClearBridge Growth Fund - Class FI	151	1	150
ClearBridge Mid Cap Fund - Class A	4,640	4,381	259
ClearBridge Small Cap Fund - Class A	13	4	9
ClearBridge Small Cap Growth Fund - Class A	565	1,894	(1,329)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
ClearBridge Small Cap Growth Fund - Class FI	722	2,482	(1,760)
ClearBridge Value Fund - Class A	—	228	(228)
ClearBridge Value Fund - Class FI	225	373	(148)
Columbia Acorn International Select℠ - Class A	—	1	(1)
Columbia Acorn® Fund - Class A	1,061	7,093	(6,032)
Columbia Contrarian Core Fund - Class A	731	149	582
Columbia Intrinsic Value Fund - Institutional Class	358	517	(159)
Columbia Large Cap Growth Opportunity Fund - Class A	5,072	4,080	992
Columbia Select Mid Cap Value Fund - Class A	8,704	12,298	(3,594)
Columbia Select Mid Cap Value Fund - Institutional Class	868	1,121	(253)
Columbia Seligman Global Technology Fund - Class A	206	1,965	(1,759)
Columbia Seligman Technology and Information Fund - Class A	898	902	(4)
Columbia Small Cap Value Discovery Fund - Class A	289	35	254
CRM Mid Cap Value Fund - Investor Shares	595	1,319	(724)
Davis Financial Fund - Class A	423	322	101
Davis New York Venture Fund - Class A	7,579	34,321	(26,742)
Davis Opportunity Fund - Class A	24	780	(756)
Domini Impact Equity Fund℠ - Investor Shares	746	3,115	(2,369)
DWS Core Equity VIP - Class A	69	10	59
DWS CROCI® Equity Dividend Fund - Class A	139	1,306	(1,167)
DWS International Opportunities Fund - Class A	1,549	292	1,257
DWS RREEF Real Estate Securities Fund - Class A	15	160	(145)
Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1,204	1,878	(674)
Eaton Vance Balanced Fund - Class A	109	288	(179)
Eaton Vance Dividend Builder Fund - Class A	564	10,191	(9,627)
Eaton Vance Income Fund of Boston - Class A	7,316	19,533	(12,217)
Eaton Vance Large-Cap Value Fund - Class A	3,706	12,775	(9,069)
Eaton Vance Worldwide Health Sciences Fund - Class A	1,071	3,066	(1,995)
Empower Aggressive Profile Fund - Investor Class	11,560	4,360	7,200
Empower Emerging Markets Equity Fund - Investor Class	2,779	8,074	(5,295)
Empower International Index Fund - Investor Class	10,798	887	9,911
Empower Lifetime 2015 Fund - Investor Class	173	512	(339)
Empower Lifetime 2020 Fund - Investor Class	93	510	(417)
Empower Lifetime 2025 Fund - Investor Class	877	1	876
Empower Lifetime 2030 Fund - Investor Class	1,861	70	1,791
Empower Lifetime 2035 Fund - Investor Class	2,980	993	1,987
Empower Lifetime 2040 Fund - Investor Class	336	359	(23)
Empower Lifetime 2045 Fund - Investor Class	158	4	154
Empower Lifetime 2050 Fund - Investor Class	1,186	10,976	(9,790)
Empower Lifetime 2055 Fund - Investor Class	363	—	363
Empower Lifetime 2060 Fund - Investor Class	437	241	196
Empower Moderate Profile Fund - Investor Class	32,151	9,219	22,932
Empower Moderately Aggressive Profile Fund - Investor Class	29,366	28	29,338
Empower S&P 500® Index Fund - Investor Class	173	1	172
Empower S&P Mid Cap 400® Index Fund - Investor Class	2,363	316	2,047
Empower S&P Small Cap 600® Index Fund - Investor Class	541	160	381
Empower Short Duration Bond Fund - Investor Class	150	68	82
Federated Hermes Fund for U.S. Government Securities - Class A	1,196	665	531
Federated Hermes Global Allocation Fund - Class A	—	146	(146)
Federated Hermes International Leaders Fund - Class A	24	—	24
Federated Hermes Kaufmann Fund - Class R	6,443	18,688	(12,245)
Federated Hermes MDT Mid Cap Growth Fund - Class A	281	1,492	(1,211)
Federated Hermes MDT Small Cap Value Fund - Class A	16	8	8

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A	142	174	(32)
Federated Hermes Total Return Bond Fund - Class A	20	537	(517)
Fidelity Advisor® Equity Growth Fund - Class M	2,049	3,922	(1,873)
Fidelity Advisor® Leveraged Company Stock Fund - Class M	8,321	13,826	(5,505)
Fidelity Advisor® Stock Selector Fund - Class M	—	11	(11)
Fidelity® VIP Balanced Portfolio - Initial Class	4,660	3,101	1,559
Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	—	1,701	(1,701)
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	—	1,860	(1,860)
Fidelity® VIP Growth & Income Portfolio - Initial Class	—	167	(167)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	231	1,307	(1,076)
Fidelity® VIP Overseas Portfolio - Initial Class	412	1,254	(842)
Fidelity® VIP Value Strategies Portfolio - Initial Class	—	10	(10)
Franklin Conservative Allocation Fund - Class A	6,968	10,193	(3,225)
Franklin Core Plus Bond Fund - Class A	17,464	22,134	(4,670)
Franklin Growth Allocation Fund - Class A	24,811	23,414	1,397
Franklin Growth Fund - Class A	5,274	13,876	(8,602)
Franklin High Income Fund - Class A1	5,035	7,565	(2,530)
Franklin Income Fund - Class A1	37,764	24,772	12,992
Franklin Moderate Allocation Fund - Class A	13,880	29,093	(15,213)
Franklin Mutual Beacon Fund - Class A	3,850	23,643	(19,793)
Franklin Mutual Global Discovery Fund - Class A	24,074	76,953	(52,879)
Franklin Mutual Shares Fund - Class A	5,248	17,870	(12,622)
Franklin Mutual U.S. Mid Cap Value Fund - Class A	8	510	(502)
Franklin Small Cap Value Fund - Class A	7,202	21,422	(14,220)
Franklin Small-Mid Cap Growth Fund - Class A	471	11,839	(11,368)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	213	194	19
Franklin Total Return Fund - Class A	1,199	166	1,033
Franklin U.S. Government Securities Fund - Class A1	1,294	5,274	(3,980)
Goldman Sachs Core Fixed Income Fund - Class A	891	533	358
Goldman Sachs Equity Income Fund - Class A	1,990	50	1,940
Goldman Sachs Government Income Fund - Class A	6,322	34,506	(28,184)
Goldman Sachs High Yield Fund - Class A	4,226	4,974	(748)
Goldman Sachs Income Builder Fund - Class A	940	5,912	(4,972)
Goldman Sachs International Equity ESG Fund - Class A	420	90	330
Goldman Sachs Large Cap Equity Fund - Class A	14	—	14
Goldman Sachs Large Cap Value Fund - Class A	2,055	1,462	593
Goldman Sachs Mid Cap Growth Fund - Class A	1,752	2,437	(685)
Goldman Sachs Mid Cap Value Fund - Class A	6,000	31,377	(25,377)
Goldman Sachs Small Cap Value Fund - Class A	15,491	20,744	(5,253)
Goldman Sachs Small/Mid Cap Growth Fund - Class A	241	204	37
Goldman Sachs Strategic Growth Fund - Class A	293	4,711	(4,418)
Goldman Sachs U.S. Equity Insights Fund - Class A	668	3,038	(2,370)
Hartford Balanced HLS Fund - Class IA	7,427	77,013	(69,586)
Hartford Balanced HLS Fund - Class IB	273	433	(160)
Hartford Balanced Income Fund - Class R4	910	884	26
Hartford Capital Appreciation HLS Fund - Class IA	2,432	22,759	(20,327)
Hartford Capital Appreciation HLS Fund - Class IB	87	—	87
Hartford Checks and Balances Fund - Class R4	1,556	908	648
Hartford Conservative Allocation Fund - Class R4	1,242	431	811
Hartford Conservative Allocation Fund - Class R5	710	147	563
Hartford Disciplined Equity HLS Fund - Class IA	7,942	25,305	(17,363)
Hartford Disciplined Equity HLS Fund - Class IB	5,898	29,734	(23,836)
Hartford Dividend and Growth HLS Fund - Class IA	15,351	129,820	(114,469)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Dividend and Growth HLS Fund - Class IB	6,939	14,642	(7,703)
Hartford Equity Income Fund - Class R4	1,729	718	1,011
Hartford Global Impact Fund - Class R4	422	730	(308)
Hartford Healthcare HLS Fund - Class IA	2,420	5,080	(2,660)
Hartford Healthcare HLS Fund - Class IB	1,412	3,641	(2,229)
Hartford International Equity Fund - Class R4	1,286	1,723	(437)
Hartford International Opportunities HLS Fund - Class IA	5,044	11,219	(6,175)
Hartford International Opportunities HLS Fund - Class IB	1,173	18,840	(17,667)
Hartford MidCap HLS Fund - Class IA	320	16,770	(16,450)
Hartford Moderate Allocation Fund - Class R4	4,303	5,511	(1,208)
Hartford Moderate Allocation Fund - Class R5	2,603	2,805	(202)
Hartford Moderately Aggressive Allocation Fund - Class R4	1,406	693	713
Hartford Moderately Aggressive Allocation Fund - Class R5	8,362	16,881	(8,519)
Hartford Small Cap Growth HLS Fund - Class IA	597	3,701	(3,104)
Hartford Small Cap Growth HLS Fund - Class IB	327	783	(456)
Hartford Small Company HLS Fund - Class IA	529	25,155	(24,626)
Hartford Small Company HLS Fund - Class IB	1,118	4,154	(3,036)
Hartford Stock HLS Fund - Class IA	782	56,294	(55,512)
Hartford Stock HLS Fund - Class IB	71	267	(196)
Hartford Total Return Bond HLS Fund - Class IA	10,825	76,091	(65,266)
Hartford Total Return Bond HLS Fund - Class IB	12,881	27,053	(14,172)
Hartford Ultrashort Bond HLS Fund - Class IA	16,368	26,847	(10,479)
Hartford Ultrashort Bond HLS Fund - Class IB	72,825	91,200	(18,375)
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A	636	1,204	(568)
Invesco American Franchise Fund - Class A	1,722	2,089	(367)
Invesco Balanced-Risk Commodity Strategy Fund - Class A	88	477	(389)
Invesco Comstock Fund - Class A	5,654	27,441	(21,787)
Invesco Developing Markets Fund - Class A	6,995	10,902	(3,907)
Invesco Developing Markets Fund - Class Y	190	6,236	(6,046)
Invesco Discovery Large Cap Fund - Class A	652	1,688	(1,036)
Invesco Discovery Mid Cap Growth Fund - Class A	3,999	7,656	(3,657)
Invesco Diversified Dividend Fund - Investor Class	1,233	1,190	43
Invesco Dividend Income Fund - Class A	763	248	515
Invesco Equity and Income Fund - Class A	19,384	144,289	(124,905)
Invesco EQV Emerging Markets ex-China Fund - Class A	1,132	2,435	(1,303)
Invesco EQV Emerging Markets ex-China Fund - Class Y	12,143	14,215	(2,072)
Invesco EQV International Equity Fund - Class A	1,777	1,270	507
Invesco Global Core Equity Fund - Class A	225	1	224
Invesco Global Fund - Class A	3,393	4,568	(1,175)
Invesco Global Opportunities Fund - Class A	683	1,757	(1,074)
Invesco Global Strategic Income Fund - Class A	1,341	2,100	(759)
Invesco Gold & Special Minerals Fund - Class A	9,653	13,635	(3,982)
Invesco Growth and Income Fund - Class A	6,691	17,464	(10,773)
Invesco International Bond Fund - Class A	13,745	22,195	(8,450)
Invesco International Diversified Fund - Class A	5,015	2,280	2,735
Invesco International Growth Fund - Class A	3,296	4,686	(1,390)
Invesco International Value Fund - Class A	407	2,787	(2,380)
Invesco Main Street All Cap Fund® - Class A	2,693	2,205	488
Invesco Main Street Fund® - Class A	930	823	107
Invesco Main Street Mid Cap Fund® - Class A	5,879	12,684	(6,805)
Invesco Quality Income Fund - Class A	35	40	(5)
Invesco Real Estate Fund - Class A	10,509	21,714	(11,205)
Invesco Real Estate Fund - Class R5	254	2,990	(2,736)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Rising Dividends Fund - Class A	36	122	(86)
Invesco Small Cap Equity Fund - Class A	1,541	2,135	(594)
Invesco Small Cap Growth Fund - Class A	5,272	10,552	(5,280)
Invesco Small Cap Growth Fund - Investor Class	1,222	4,495	(3,273)
Invesco Small Cap Value Fund - Class A	5,849	2,026	3,823
Invesco Technology Fund - Investor Class	2,723	5,524	(2,801)
Invesco V.I. Diversified Dividend Fund - Series I	1,351	—	1,351
Invesco V.I. Small Cap Equity Fund - Series I	—	435	(435)
Invesco V.I. Technology Fund - Series I	99	297	(198)
Invesco Value Opportunities Fund - Class A	1,117	3,285	(2,168)
Janus Henderson Balanced Fund - Class S	28,733	19,075	9,658
Janus Henderson Balanced Portfolio - Institutional Shares	—	394	(394)
Janus Henderson Enterprise Fund - Class S	4,061	3,923	138
Janus Henderson Enterprise Portfolio - Institutional Shares	39	57	(18)
Janus Henderson Forty Fund - Class S	7,337	14,096	(6,759)
Janus Henderson Forty Portfolio - Institutional Shares	108	1,752	(1,644)
Janus Henderson Global Research Fund - Class S	154	1,811	(1,657)
Janus Henderson Global Research Portfolio - Institutional Shares	156	265	(109)
Janus Henderson Mid Cap Value Fund - Class S	701	682	19
Janus Henderson Overseas Fund - Class S	7,501	11,724	(4,223)
Janus Henderson Overseas Portfolio - Institutional Shares	1,872	—	1,872
John Hancock Small Cap Dynamic Growth Fund - Class A	496	2,372	(1,876)
JPMorgan Core Bond Fund - Class A	10,741	16,926	(6,185)
JPMorgan Large Cap Growth Fund - Class A	6,041	6,571	(530)
JPMorgan Large Cap Growth Fund - Class R2	509	—	509
JPMorgan Mid Cap Growth Fund - Class R3	2,057	8,598	(6,541)
JPMorgan Small Cap Equity Fund - Class A	790	554	236
JPMorgan Small Cap Growth Fund - Class A	931	1,683	(752)
JPMorgan Small Cap Value Fund - Class A	746	520	226
JPMorgan SmartRetirement® 2020 Fund - Class A	1	—	1
JPMorgan SmartRetirement® 2025 Fund - Class A	23,160	48,995	(25,835)
JPMorgan SmartRetirement® 2030 Fund - Class A	42,640	109,544	(66,904)
JPMorgan SmartRetirement® 2035 Fund - Class A	26,297	27,560	(1,263)
JPMorgan SmartRetirement® 2040 Fund - Class A	40,643	39,566	1,077
JPMorgan SmartRetirement® 2045 Fund - Class A	20,787	15,392	5,395
JPMorgan SmartRetirement® 2050 Fund - Class A	23,074	46,750	(23,676)
JPMorgan SmartRetirement® 2055 Fund - Class A	15,841	13,050	2,791
JPMorgan SmartRetirement® 2060 Fund - Class A	3,032	370	2,662
JPMorgan SmartRetirement® Income Fund - Class A	145,825	79,830	65,995
JPMorgan U.S. Equity Fund - Class A	1,637	3,960	(2,323)
JPMorgan U.S. Government Money Market Fund - Reserve Class	38,501	23,149	15,352
Keeley Gabelli Small Cap Dividend Fund - Class A	667	6,272	(5,605)
LKCM Aquinas Catholic Equity Fund	417	—	417
Loomis Sayles Income Fund - Admin Class	625	95	530
Loomis Sayles Income Fund - Retail Class	1,551	—	1,551
Lord Abbett Affiliated Fund, Inc. - Class A	1,089	1,648	(559)
Lord Abbett Affiliated Fund, Inc. - Class P	52	3	49
Lord Abbett Bond-Debenture Fund, Inc. - Class A	7,799	9,164	(1,365)
Lord Abbett Bond-Debenture Fund, Inc. - Class P	84	161	(77)
Lord Abbett Developing Growth Fund, Inc. - Class A	2,370	11,720	(9,350)
Lord Abbett Dividend Growth Fund, Inc. - Class A	144	1,690	(1,546)
Lord Abbett Dividend Growth Fund, Inc. - Class P	127	—	127
Lord Abbett Fundamental Equity Fund, Inc. - Class A	2,769	2,704	65

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Fundamental Equity Fund, Inc. - Class P	—	270	(270)
Lord Abbett Growth Opportunities Fund, Inc. - Class A	1,087	456	631
Lord Abbett International Equity Fund, Inc. - Class A	596	7,765	(7,169)
Lord Abbett Total Return Fund, Inc. - Class A	20,151	48,816	(28,665)
Lord Abbett Value Opportunities Fund, Inc. - Class A	4,294	16,916	(12,622)
Lord Abbett Value Opportunities Fund, Inc. - Class P	616	5,597	(4,981)
LVIP American Century Balanced Fund - Standard Class II	—	2,929	(2,929)
LVIP American Century Disciplined Core Value Fund - Standard Class II	319	425	(106)
LVIP American Century International Fund - Standard Class II	462	462	—
LVIP American Century Ultra® Fund - Standard Class II	1	1,628	(1,627)
LVIP American Century Value Fund - Standard Class II	335	2,142	(1,807)
Massachusetts Investors Growth Stock Fund - Class A	779	7,679	(6,900)
Massachusetts Investors Trust - Class R3	1,180	3,732	(2,552)
MassMutual 40/60 Allocation Fund - Class R4	2	2	—
MassMutual 80/20 Allocation Fund - Class R4	4	76	(72)
MassMutual Blue Chip Growth Fund - Class R4	4,007	3,042	965
MassMutual Blue Chip Growth Fund - Class R5	31,750	186,138	(154,388)
MassMutual Core Bond Fund - Class R4	6,146	1,053	5,093
MassMutual Core Bond Fund - Class R5	69,926	17,564	52,362
MassMutual Diversified Value Fund - Class R5	6,339	43,485	(37,146)
MassMutual Global Fund - Class R5	6,965	697	6,268
MassMutual High Yield Fund - Class R5	33,079	24,162	8,917
MassMutual International Equity Fund - Class R4	68	462	(394)
MassMutual Mid Cap Growth Fund - Class R4	839	413	426
MassMutual Mid Cap Growth Fund - Class R5	6,731	14,891	(8,160)
MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4	66	17,957	(17,891)
MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4	483	91,768	(91,285)
MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4	310	93,268	(92,958)
MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4	1,259	122,305	(121,046)
MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4	1,073	209,575	(208,502)
MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4	1,620	99,576	(97,956)
MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4	465	48,096	(47,631)
MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4	496	29,304	(28,808)
MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4	205	24,582	(24,377)
MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4	300	11,222	(10,922)
MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3	—	4	(4)
MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3	445	13,643	(13,198)
MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3	—	461	(461)
MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3	971	32,337	(31,366)
MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3	43	17,859	(17,816)
MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3	921	11,713	(10,792)
MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3	260	1,384	(1,124)
MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3	781	10,003	(9,222)
MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3	135	2,919	(2,784)
MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3	1,101	4,725	(3,624)
MassMutual Small Cap Growth Equity Fund - Class R4	15	11,841	(11,826)
MassMutual Small Cap Opportunities Fund - Class R4	1,539	14,404	(12,865)
MassMutual Small Cap Opportunities Fund - Class R5	4,223	2,672	1,551
MassMutual Strategic Emerging Markets Fund - Class R4	11	1,136	(1,125)
MFS® Core Equity Fund - Class A	12	1,744	(1,732)
MFS® Core Equity Fund - Class R3	65	592	(527)
MFS® Emerging Markets Debt Fund - Class R3	1,985	968	1,017
MFS® Government Securities Fund - Class R3	36,162	162,107	(125,945)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Growth Fund - Class R3	2,108	6,287	(4,179)
MFS® High Income Fund - Class A	578	8,456	(7,878)
MFS® High Yield Portfolio - Initial Class	1,570	154	1,416
MFS® International Growth Fund - Class R3	1,096	2,556	(1,460)
MFS® International Intrinsic Value Fund - Class R3	12,422	44,454	(32,032)
MFS® International New Discovery Fund - Class A	319	1,726	(1,407)
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	113	127	(14)
MFS® Mid Cap Growth Fund - Class A	309	2,598	(2,289)
MFS® New Discovery Fund - Class R3	8,572	16,317	(7,745)
MFS® Research International Fund - Class R3	21,405	52,490	(31,085)
MFS® Technology Fund - Class R3	229	172	57
MFS® Total Return Bond Fund - Class R3	17,315	15,032	2,283
MFS® Total Return Fund - Class R3	27,425	42,487	(15,062)
MFS® Utilities Fund - Class A	1,227	7,531	(6,304)
MFS® Utilities Fund - Class R3	6,743	15,224	(8,481)
MFS® Utilities Series - Initial Class	—	103	(103)
MFS® Value Fund - Class A	890	14,255	(13,365)
MFS® Value Fund - Class R3	14,363	68,356	(53,993)
MM S&P 500® Index Fund - Class R4	5,105	12,426	(7,321)
Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	835	2,208	(1,373)
Neuberger Quality Equity Fund - Class A	2,430	4,056	(1,626)
Neuberger Quality Equity Fund - Trust Class	1,146	360	786
NexPoint Merger Arbitrage Fund - Class A	297	2,318	(2,021)
Nomura Asset Strategy Fund - Class Y	1,186	8,374	(7,188)
Nomura Diversified Income Fund - Class A	6,500	13,518	(7,018)
Nomura Extended Duration Bond Fund - Class A	297	18	279
Nomura Large Cap Growth Fund - Class Y	593	1,726	(1,133)
Nomura Natural Resources Fund - Class Y	6,237	16,501	(10,264)
Nomura Science and Technology Fund - Class Y	9,440	4,646	4,794
Nomura Small Cap Growth Fund - Class Y	3,327	18,424	(15,097)
North Square Spectrum Alpha Fund - Class A	403	369	34
Nuveen Bond Index Fund - Retirement Class	11,979	8,749	3,230
Nuveen Equity Index Fund - Retirement Class	10,527	22,730	(12,203)
Nuveen International Value Fund - Class A	260	2,696	(2,436)
Nuveen Large Cap Growth Index Fund - Retirement Class	7,577	7,854	(277)
Nuveen Large Cap Value Index Fund - Retirement Class	9,203	11,539	(2,336)
Nuveen Small Cap Select Fund - Class A	276	643	(367)
Nuveen Small/Mid Cap Growth Opportunities Fund - Class A	447	1,289	(842)
PGIM Jennison Focused Growth Fund - Class A	2,025	2,401	(376)
PGIM Jennison Mid-Cap Growth Fund - Class A	4,099	1,388	2,711
PGIM Jennison Natural Resources Fund - Class A	125	841	(716)
PIMCO Emerging Markets Bond Fund - Class A	524	3,305	(2,781)
PIMCO Real Return Fund - Admin Class	198	22,848	(22,650)
PIMCO Real Return Fund - Class A	32,774	57,503	(24,729)
PIMCO Total Return ESG Fund - Admin Class	46,902	40,095	6,807
PIMCO Total Return Fund - Administrative Class	467	6,876	(6,409)
PIMCO Total Return Fund - Class A	58,771	114,040	(55,269)
Putnam Core Equity Fund - Class A	64	15,193	(15,129)
Putnam High Yield Fund - Class A	5,945	13,498	(7,553)
Putnam International Equity Fund - Class A	389	1,181	(792)
Putnam International Small Cap Fund - Class A	691	1,238	(547)
Putnam Large Cap Growth Fund - Class A	2	—	2

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam Large Cap Value Fund - Class A	5,611	41,253	(35,642)
Putnam Small Cap Growth Fund - Class A	402	1,760	(1,358)
Putnam Sustainable Leaders Fund - Class A	44	—	44
Putnam VT Emerging Markets Equity Fund - Class IB	2,615	—	2,615
Putnam VT Focused International Equity Fund - Class IB	2,604	401	2,203
Putnam VT High Yield Fund - Class IB	237	994	(757)
Putnam VT Small Cap Value Fund - Class IB	292	745	(453)
Putnam VT Sustainable Leaders Fund - Class IB	133	205	(72)
Royce Small-Cap Total Return Fund - Service Class	8,251	11,773	(3,522)
Royce Small-Cap Value Fund - Service Class	996	198	798
Royce Smaller-Companies Growth Fund - Service Class	242	1,705	(1,463)
Russell Investments LifePoints® Aggressive Strategy Fund - Class R1	—	40	(40)
Russell Investments LifePoints® Balanced Strategy Fund - Class R1	—	167	(167)
Russell Investments LifePoints® Conservative Strategy Fund - Class R1	1	4	(3)
Russell Investments LifePoints® Moderate Strategy Fund - Class R1	—	138	(138)
State Street S&P 500 Index Fund - Class N	7,739	26,171	(18,432)
T. Rowe Price Equity Income Fund - R Class	4,295	11,035	(6,740)
T. Rowe Price Growth Stock Fund - R Class	11,622	20,764	(9,142)
T. Rowe Price Retirement 2010 Fund - R Class	3,995	1,895	2,100
T. Rowe Price Retirement 2020 Fund - R Class	12,802	55,228	(42,426)
T. Rowe Price Retirement 2030 Fund - R Class	71,019	152,206	(81,187)
T. Rowe Price Retirement 2035 Fund - R Class	1,830	643	1,187
T. Rowe Price Retirement 2040 Fund - R Class	53,211	87,160	(33,949)
T. Rowe Price Retirement 2045 Fund - R Class	6,501	17	6,484
T. Rowe Price Retirement 2050 Fund - R Class	51,825	54,323	(2,498)
T. Rowe Price Retirement 2055 Fund - R Class	942	429	513
T. Rowe Price Retirement 2060 Fund - R Class	14,489	3,537	10,952
T. Rowe Price Retirement 2065 Fund - R Class	275	709	(434)
T. Rowe Price Retirement Balanced Fund - R Class	2,922	6,222	(3,300)
Templeton Developing Markets Trust - Class A	4,751	11,491	(6,740)
Templeton Foreign Fund - Class A	4,937	18,363	(13,426)
Templeton Global Bond Fund - Class A	20,813	20,709	104
Templeton Growth Fund, Inc. - Class A	6,442	8,775	(2,333)
The Hartford Capital Appreciation Fund - Class R4	1,422	1,211	211
The Hartford Capital Appreciation Fund - Class R5	8,674	24,951	(16,277)
The Hartford Dividend and Growth Fund - Class R4	922	2,498	(1,576)
The Hartford Growth Opportunities Fund - Class R4	583	1,243	(660)
The Hartford Healthcare Fund - Class R4	468	588	(120)
The Hartford High Yield Fund - Class R4	925	873	52
The Hartford Inflation Plus Fund - Class R4	2,098	466	1,632
The Hartford International Opportunities Fund - Class R4	2,692	2,790	(98)
The Hartford Midcap Fund - Class R4	1,290	443	847
The Hartford MidCap Value Fund - Class R4	303	131	172
The Hartford Small Company Fund - Class R4	1,050	3,478	(2,428)
The Hartford Total Return Bond Fund - Class R4	141	430	(289)
The Hartford Total Return Bond Fund - Class R5	525	1,274	(749)
Thornburg International Equity Fund - Class R3	3,430	18,483	(15,053)
Thornburg International Equity Fund - Class R4	1,487	4,705	(3,218)
Thornburg Small/Mid Cap Core Fund - Class R3	1,194	776	418
Thornburg Small/Mid Cap Core Fund - Class R4	44	147	(103)
Thornburg Small/Mid Cap Growth Fund - Class R3	1,087	2,533	(1,446)
Thornburg Small/Mid Cap Growth Fund - Class R4	76	135	(59)
Timothy Plan Large/Mid Cap Value Fund - Class A	723	49	674

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
UBS Global Allocation Fund - Class A	27	122	(95)
Vanguard 500 Index Fund - Admiral Shares	2,724	35,510	(32,786)
Vanguard Mid-Cap Index Fund - Admiral Shares	2,389	14,067	(11,678)
Vanguard Small-Cap Index Fund - Admiral Shares	186	20,346	(20,160)
Vanguard Total Bond Market Index Fund - Admiral Shares	988	5,889	(4,901)
Victory Diversified Stock Fund - Class A	530	2,172	(1,642)
Victory Mid-Cap Core Growth Fund - Class A	1,439	2,904	(1,465)
Victory Pioneer Disciplined Value Fund - Class A	625	706	(81)
Victory Pioneer Equity Income Fund - Class A	79	—	79
Victory Pioneer Fund - Class A	1,203	5,409	(4,206)
Victory Pioneer Fundamental Growth Fund - Class A	231	75	156
Victory Pioneer Global Equity Fund - Class A	12,500	21,171	(8,671)
Victory Pioneer High Yield Fund - Class A	2,966	10,065	(7,099)
Victory Pioneer Mid Cap Value Fund - Class A	3,055	2,844	211
Victory Pioneer Select Mid Cap Growth Fund - Class A	127	164	(37)
Victory Pioneer Strategic Income Fund - Class A	22,401	100,911	(78,510)
Victory RS Value Fund - Class A	111	8,130	(8,019)
Victory Special Value Fund - Class A	460	35,797	(35,337)
Victory Sycamore Established Value Fund - Class A	5,726	2,668	3,058
Victory Sycamore Established Value Fund - Class I	20,360	48,435	(28,075)
Victory Sycamore Small Company Opportunity Fund - Class A	8,988	15,418	(6,430)
Virtus Ceredex Large-Cap Value Equity Fund - Class A	49	—	49
Virtus Ceredex Mid-Cap Value Equity Fund - Class A	380	1,595	(1,215)
Virtus Ceredex Small-Cap Value Equity Fund - Class A	592	504	88
Virtus Duff & Phelps Water Fund - Institutional Class	8,508	10,831	(2,323)
Virtus NFJ Dividend Value Fund - Class A	6,302	19,416	(13,114)
Virtus NFJ Small-Cap Value Fund - Class A	2,540	3,046	(506)
The changes in units outstanding for the year ended December 31, 2024, were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Discovery Growth Fund - Class A	55	307	(252)
AB Discovery Value Fund - Class A	1,206	1,560	(354)
AB Global Bond Fund - Class A	1,112	1,958	(846)
AB Global Risk Allocation Fund - Class A	486	2,614	(2,128)
AB Growth Fund - Class A	127	79	48
AB High Income Fund - Class A	2,208	3,723	(1,515)
AB International Value Fund - Class A	7,225	13,300	(6,075)
AB Large Cap Value Fund - Class A	311	455	(144)
AB Relative Value Fund - Class A	1	745	(744)
AB Sustainable Global Thematic Fund - Advisor Class	16,917	18,743	(1,826)
AB Sustainable International Thematic Fund - Class A	1,458	16,528	(15,070)
Alger Capital Appreciation Institutional Fund - Class I	4,354	16,633	(12,279)
Alger Mid Cap Growth Institutional Fund - Class I	2,362	14,125	(11,763)
Alger Small Cap Growth Institutional Fund - Class I	2,058	1,393	665
Allspring Asset Allocation Fund - Class A	1,980	2,259	(279)
Allspring Core Bond Fund - Class A	595	499	96
Allspring Emerging Markets Equity Fund - Class A	4,463	10,987	(6,524)
Allspring International Equity Fund - Class A	18	233	(215)
Allspring Utility and Telecommunications Fund - Class A	146	54	92
American Century Investments® Diversified Bond Fund - Class A	2,017	1,688	329
American Century Investments® Equity Growth Fund - Class A	171	222	(51)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Investments® Equity Income Fund - Class A	3,100	16,991	(13,891)
American Century Investments® Equity Income Fund - Investor Class	57,069	175,857	(118,788)
American Century Investments® Focused Large Cap Value Fund - Class A	240	1,414	(1,174)
American Century Investments® Growth Fund - Class A	1,547	3,873	(2,326)
American Century Investments® Heritage Fund - Class A	2,555	11,200	(8,645)
American Century Investments® Inflation-Adjusted Bond Fund - Class A	230	5	225
American Century Investments® Mid Cap Value Fund - Class A	5,162	12,823	(7,661)
American Century Investments® Small Cap Value Fund - Class A	3,303	2,651	652
American Century Investments® Small Cap Value Fund - Investor Class	11	7,928	(7,917)
American Century Investments® U.S. Government Money Market Fund - Class A	30,954	1,885	29,069
American Century Investments® Ultra Fund - Class A	1,739	2,305	(566)
American Funds AMCAP Fund® - Class R3	11,180	18,229	(7,049)
American Funds American Balanced Fund® - Class R3	36,668	68,772	(32,104)
American Funds American Balanced Fund® - Class R4	721	61,646	(60,925)
American Funds American Mutual Fund® - Class R3	40,999	22,743	18,256
American Funds Capital Income Builder® - Class R3	34,146	90,673	(56,527)
American Funds Capital World Growth and Income Fund® - Class R3	115,255	116,815	(1,560)
American Funds Capital World Growth and Income Fund® - Class R4	161	8,685	(8,524)
American Funds EuroPacific Growth Fund® - Class R3	106,659	87,525	19,134
American Funds Fundamental Investors® - Class R3	21,532	72,350	(50,818)
American Funds New Perspective Fund® - Class R3	30,958	45,640	(14,682)
American Funds New World Fund® - Class R3	937	8,119	(7,182)
American Funds SMALLCAP World Fund® - Class R3	1,994	3,573	(1,579)
American Funds The Bond Fund of America® - Class R3	63,353	34,790	28,563
American Funds The Growth Fund of America® - Class R3	155,529	154,341	1,188
American Funds The Income Fund of America® - Class R3	50,834	69,864	(19,030)
American Funds The Investment Company of America® - Class R3	24,898	41,803	(16,905)
American Funds The New Economy Fund® - Class R3	36,150	6,755	29,395
American Funds Washington Mutual Investors Fund - Class R3	17,240	23,121	(5,881)
AMG GW&K Small/Mid Cap Core Fund - Class N	1,551	1,042	509
Ariel Appreciation Fund - Investor Class	399	804	(405)
Ariel Fund - Investor Class	832	1,391	(559)
Artisan Mid Cap Value Fund - Investor Class	466	6,008	(5,542)
Ave Maria Growth Fund	349	1,197	(848)
Ave Maria Rising Dividend Fund	2,012	13,125	(11,113)
Ave Maria Value Fund	238	1	237
Baron Small Cap Fund® - Retail Shares	1,952	1,428	524
BlackRock Advantage Large Cap Core Fund - Investor A Shares	710	865	(155)
BlackRock Advantage Large Cap Growth Fund - Investor A Shares	457	560	(103)
BlackRock Advantage Small Cap Growth Fund - Investor A Shares	4,650	13,281	(8,631)
BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares	56	14	42
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	21,624	1,492	20,132
BlackRock Equity Dividend Fund - Investor A Shares	3,655	9,559	(5,904)
BlackRock Global Allocation Fund, Inc. - Investor A Shares	29,353	45,525	(16,172)
BlackRock Impact Mortgage Fund - Investor A Shares	2,218	517	1,701
BlackRock International Dividend Fund - Investor A Shares	2,415	14,972	(12,557)
BlackRock LifePath® Dynamic 2025 Fund - Investor A Shares	5,470	37,626	(32,156)
BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares	85,230	86,958	(1,728)
BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares	20,620	9,629	10,991
BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares	139,826	63,817	76,009
BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares	6,509	4,381	2,128
BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares	28,960	26,707	2,253

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares	29,929	7,497	22,432
BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares	113,638	111,975	1,663
BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares	599	2,328	(1,729)
BlackRock Mid-Cap Value Fund - Investor A Shares	2,671	9,175	(6,504)
BlackRock S&P 500 Index V.I. Fund - Class I Shares	16,366	73,356	(56,990)
BlackRock S&P 500 Index V.I. Fund - Class III Shares	239,790	29,264	210,526
BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares	78,830	74,054	4,776
BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares	102,555	84,960	17,595
BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares	18,420	11,706	6,714
BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares	2,643	—	2,643
BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares	1,691	—	1,691
BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares	35,453	67,464	(32,011)
BNY Mellon Bond Market Index Fund - Investor Class	309,806	244,244	65,562
BNY Mellon Core Plus Fund - Class A	842	4,072	(3,230)
BNY Mellon International Stock Index Fund - Investor Shares	1,045	1,590	(545)
BNY Mellon Midcap Index Fund, Inc. - Investor Shares	40,507	37,518	2,989
BNY Mellon S&P 500 Index Fund	158,954	150,765	8,189
BNY Mellon Smallcap Stock Index Fund - Investor Shares	20,631	20,995	(364)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	32	32	—
BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares	172	—	172
BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares	104	—	104
Calvert Bond Fund - Class A	22,109	21,506	603
Calvert Equity Fund - Class A	13,538	32,093	(18,555)
Calvert Income Fund - Class A	6,215	6,707	(492)
Calvert VP SRI Balanced Portfolio - Class I	101	18	83
ClearBridge Appreciation Fund - Class A	6,082	1,411	4,671
ClearBridge Growth Fund - Class A	34	45	(11)
ClearBridge Growth Fund - Class FI	187	39	148
ClearBridge Mid Cap Fund - Class A	17,141	3,360	13,781
ClearBridge Small Cap Growth Fund - Class A	628	1,335	(707)
ClearBridge Small Cap Growth Fund - Class FI	967	1,670	(703)
ClearBridge Value Fund - Class FI	221	130	91
ClearBridge Small Cap Fund - Class A	1,157	494	663
ClearBridge Value Fund - Class A	4,241	1,693	2,548
Columbia Acorn Fund - Class A	1,730	3,978	(2,248)
Columbia Contrarian Core Fund - Class A	245	392	(147)
Columbia Large Cap Growth Opportunity Fund - Class A	3,294	9,112	(5,818)
Columbia Large Cap Value Fund - Institutional Class	478	319	159
Columbia Select Mid Cap Value Fund - Class A	17,193	9,283	7,910
Columbia Select Mid Cap Value Fund - Institutional Class	2,180	2,402	(222)
Columbia Seligman Global Technology Fund - Class A	488	1,600	(1,112)
Columbia Seligman Technology and Information Fund - Class A	5,674	2,910	2,764
Columbia Small Cap Value Fund I - Class A	436	104	332
CRM Mid Cap Value Fund - Investor Shares	5,101	177	4,924
Davis Financial Fund - Class A	579	3,664	(3,085)
Davis New York Venture Fund - Class A	76,841	33,036	43,805
Davis Opportunity Fund - Class A	70	514	(444)
Domini Impact Equity Fund® - Investor Shares	1,744	2,027	(283)
DWS Core Equity VIP - Class A	47	10	37
DWS CROCI® Equity Dividend Fund - Class A	193	2	191
DWS Emerging Markets Fixed Income Fund - Class A	—	1	(1)
DWS International Growth Fund - Class A	754	4,445	(3,691)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
DWS RREEF Real Estate Securities Fund - Class A	821	—	821
Eaton Vance Atlanta Capital SMID-Cap Fund - Class A	1,783	5,180	(3,397)
Eaton Vance Balanced Fund - Class A	2	110	(108)
Eaton Vance Dividend Builder Fund - Class A	1,131	12,060	(10,929)
Eaton Vance Income Fund of Boston - Class A	13,061	14,795	(1,734)
Eaton Vance Large-Cap Value Fund - Class A	3,989	4,970	(981)
Eaton Vance Worldwide Health Sciences Fund - Class A	470	2,828	(2,358)
Empower Emerging Markets Equity Fund - Investor Class	15,793	84	15,709
Empower International Index Fund - Investor Class	7,855	3,114	4,741
Empower Lifetime 2015 Fund - Investor Class	344	—	344
Empower Lifetime 2020 Fund - Investor Class	234	12,666	(12,432)
Empower Lifetime 2025 Fund - Investor Class	1,365	(1)	1,366
Empower Lifetime 2030 Fund - Investor Class	2,876	63	2,813
Empower Lifetime 2035 Fund - Investor Class	2,600	1,795	805
Empower Lifetime 2040 Fund - Investor Class	432	36	396
Empower Lifetime 2045 Fund - Investor Class	390	851	(461)
Empower Lifetime 2050 Fund - Investor Class	3,969	676	3,293
Empower Lifetime 2055 Fund - Investor Class	620	1	619
Empower Lifetime 2060 Fund - Investor Class	660	—	660
Empower Moderately Aggressive Profile Fund - Investor Class	14	29	(15)
Empower S&P 500® Index Fund - Investor Class	263	—	263
Empower S&P Mid Cap 400® Index Fund - Investor Class	1,212	1,413	(201)
Empower S&P Small Cap 600® Index Fund - Investor Class	611	186	425
Empower Short Duration Bond Fund - Investor Class	66	5,581	(5,515)
Federated Hermes Clover Small Value Fund - Class A	8	1,489	(1,481)
Federated Hermes Equity Income Fund, Inc. - Class A	204	1,347	(1,143)
Federated Hermes Fund for U.S. Government Securities - Class A	1,325	1,784	(459)
Federated Hermes International Leaders Fund - Class A	28	—	28
Federated Hermes Kaufmann Fund - Class R	7,121	16,607	(9,486)
Federated Hermes MDT Mid Cap Growth Fund - Class A	456	365	91
Federated Hermes Total Return Bond Fund - Class A	61	1,766	(1,705)
Fidelity Advisor® Equity Growth Fund - Class M	1,377	702	675
Fidelity Advisor® Leveraged Company Stock Fund - Class M	6,448	14,563	(8,115)
Fidelity Advisor® Stock Selector Fund - Class M	1,385	39,385	(38,000)
Fidelity® VIP Balanced Portfolio - Initial Class	1,353	15,691	(14,338)
Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2	—	3,583	(3,583)
Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2	—	2,933	(2,933)
Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2	—	2	(2)
Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2	1,448	26	1,422
Fidelity® VIP Growth & Income Portfolio - Initial Class	—	3,036	(3,036)
Fidelity® VIP Growth Opportunities Portfolio - Initial Class	262	3,561	(3,299)
Fidelity® VIP Overseas Portfolio - Initial Class	—	7	(7)
Fidelity® VIP Value Strategies Portfolio - Initial Class	218	12,399	(12,181)
Franklin Conservative Allocation Fund - Class A	6,033	4,906	1,127
Franklin Core Plus Fund - Class A	31,122	22,430	8,692
Franklin Growth Allocation Fund - Class A	22,367	58,512	(36,145)
Franklin Growth Fund - Class A	8,035	13,976	(5,941)
Franklin High Income Fund - Class A1	3,936	7,295	(3,359)
Franklin Income Fund - Class A1	19,237	36,119	(16,882)
Franklin Moderate Allocation Fund - Class A	18,545	44,245	(25,700)
Franklin Mutual Beacon Fund - Class A	40,565	9,832	30,733
Franklin Mutual Global Discovery Fund - Class A	22,293	69,949	(47,656)
Franklin Mutual Shares Fund - Class A	11,608	10,750	858

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Mutual U.S. Mid Cap Value Fund - Class A	14	1,826	(1,812)
Franklin Small Cap Value Fund - Class A	65,695	19,858	45,837
Franklin Small-Mid Cap Growth Fund - Class A	2,947	7,309	(4,362)
Franklin Small-Mid Cap Growth VIP Fund - Class 1	1,008	969	39
Franklin Total Return Fund - Class A	831	1,412	(581)
Franklin U.S. Government Securities Fund - Class A1	1,519	5,240	(3,721)
Goldman Sachs Core Fixed Income Fund - Class A	862	555	307
Goldman Sachs Equity Income Fund - Class A	10,703	458	10,245
Goldman Sachs Government Income Fund - Class A	32,349	12,115	20,234
Goldman Sachs High Yield Fund - Class A	16,545	5,163	11,382
Goldman Sachs Income Builder Fund - Class A	13,288	525	12,763
Goldman Sachs International Equity ESG Fund - Class A	431	1,326	(895)
Goldman Sachs Large Cap Core Fund - Class A	9	128	(119)
Goldman Sachs Large Cap Value Fund - Class A	1,209	7,729	(6,520)
Goldman Sachs Mid Cap Growth Fund - Class A	1,910	750	1,160
Goldman Sachs Mid Cap Value Fund - Class A	6,538	13,308	(6,770)
Goldman Sachs Satellite Strategies Portfolio - Class A	—	167	(167)
Goldman Sachs Small Cap Value Fund - Class A	16,501	30,330	(13,829)
Goldman Sachs Small/Mid Cap Growth Fund - Class A	814	520	294
Goldman Sachs Strategic Growth Fund - Class A	273	603	(330)
Goldman Sachs U.S. Equity Insights Fund - Class A	4,735	—	4,735
Hartford Balanced HLS Fund - Class IA	8,545	18,930	(10,385)
Hartford Balanced HLS Fund - Class IB	343	1,700	(1,357)
Hartford Balanced Income Fund - Class R4	1,673	3,509	(1,836)
Hartford Capital Appreciation Fund - Class R4	948	6,343	(5,395)
Hartford Capital Appreciation Fund - Class R5	13,034	31,435	(18,401)
Hartford Capital Appreciation HLS Fund - Class IA	9,953	34,033	(24,080)
Hartford Checks and Balances Fund - Class R4	981	15	966
Hartford Conservative Allocation Fund - Class R4	1,152	363	789
Hartford Conservative Allocation Fund - Class R5	647	2,978	(2,331)
Hartford Disciplined Equity HLS Fund - Class IA	11,547	102,823	(91,276)
Hartford Disciplined Equity HLS Fund - Class IB	19,107	35,367	(16,260)
Hartford Dividend and Growth Fund - Class R4	2,666	2,884	(218)
Hartford Dividend and Growth HLS Fund - Class IA	4,076	101,503	(97,427)
Hartford Dividend and Growth HLS Fund - Class IB	8,036	19,260	(11,224)
Hartford Equity Income Fund - Class R4	1,455	956	499
Hartford Global Impact Fund - Class R4	556	88	468
Hartford Growth Allocation Fund - Class R4	752	1,935	(1,183)
Hartford Growth Allocation Fund - Class R5	9,067	18,399	(9,332)
Hartford Growth Opportunities Fund - Class R4	748	717	31
Hartford Healthcare Fund - Class R4	607	681	(74)
Hartford Healthcare HLS Fund - Class IA	4,552	10,197	(5,645)
Hartford Healthcare HLS Fund - Class IB	2,399	3,411	(1,012)
Hartford High Yield Fund - Class R4	1,181	1,391	(210)
Hartford Inflation Plus Fund - Class R4	2,509	11,072	(8,563)
Hartford International Equity Fund - Class R4	3,255	8,405	(5,150)
Hartford International Opportunities Fund - Class R4	3,625	2,142	1,483
Hartford International Opportunities HLS Fund - Class IA	4,600	16,904	(12,304)
Hartford International Opportunities HLS Fund - Class IB	15,709	4,563	11,146
Hartford Midcap Fund - Class R4	1,036	4,256	(3,220)
Hartford MidCap HLS Fund - Class IA	464	14,695	(14,231)
Hartford MidCap Value Fund - Class R4	637	1,013	(376)
Hartford Moderate Allocation Fund - Class R4	3,495	580	2,915

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Moderate Allocation Fund - Class R5	2,667	14,491	(11,824)
Hartford Small Cap Growth HLS Fund - Class IA	1,575	2,787	(1,212)
Hartford Small Cap Growth HLS Fund - Class IB	342	624	(282)
Hartford Small Company Fund - Class R4	867	1,681	(814)
Hartford Small Company HLS Fund - Class IA	534	43,058	(42,524)
Hartford Small Company HLS Fund - Class IB	2,552	4,552	(2,000)
Hartford Stock HLS Fund - Class IA	156	7,477	(7,321)
Hartford Stock HLS Fund - Class IB	159	2,204	(2,045)
Hartford Total Return Bond Fund - Class R4	374	4,196	(3,822)
Hartford Total Return Bond Fund - Class R5	1,917	123	1,794
Hartford Total Return Bond HLS Fund - Class IA	44,886	84,823	(39,937)
Hartford Total Return Bond HLS Fund - Class IB	11,319	13,147	(1,828)
Hartford Ultrashort Bond HLS Fund - Class IA	62,014	12,029	49,985
Hartford Ultrashort Bond HLS Fund - Class IB	16,559	245,153	(228,594)
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A	1,163	1,730	(567)
Invesco American Franchise Fund - Class A	2,148	1,829	319
Invesco Balanced-Risk Commodity Strategy Fund - Class A	96	2	94
Invesco Discovery Large Cap Fund - Class A	765	1,520	(755)
Invesco Comstock Fund - Class A	15,584	15,490	94
Invesco Developing Markets Fund - Class A	10,599	4,883	5,716
Invesco Developing Markets Fund - Class Y	461	2,250	(1,789)
Invesco Discovery Mid Cap Growth Fund - Class A	3,685	14,875	(11,190)
Invesco Diversified Dividend Fund - Investor Class	1,341	4,024	(2,683)
Invesco Dividend Income Fund - Class A	123	7	116
Invesco Equity and Income Fund - Class A	54,936	96,785	(41,849)
Invesco EQV Emerging Markets All Cap Fund - Class A	3,381	2,314	1,067
Invesco EQV Emerging Markets All Cap Fund - Class Y	11,165	34,598	(23,433)
Invesco EQV European Equity Fund - Class A	2,367	3,628	(1,261)
Invesco EQV International Equity Fund - Class A	1,887	1,214	673
Invesco Global Core Equity Fund - Class A	176	261	(85)
Invesco Global Fund - Class A	4,777	9,448	(4,671)
Invesco Global Opportunities Fund - Class A	878	405	473
Invesco Global Strategic Income Fund - Class A	1,916	3,619	(1,703)
Invesco Gold & Special Minerals Fund - Class A	9,343	29,008	(19,665)
Invesco Growth and Income Fund - Class A	9,447	8,315	1,132
Invesco International Bond Fund - Class A	14,046	33,181	(19,135)
Invesco International Diversified Fund - Class A	2,196	2,707	(511)
Invesco Main Street All Cap Fund® - Class A	2,947	7,078	(4,131)
Invesco Main Street Fund® - Class A	1,113	2,185	(1,072)
Invesco Main Street Mid Cap Fund® - Class A	5,121	16,856	(11,735)
Invesco Oppenheimer International Growth Fund - Class A	3,389	4,260	(871)
Invesco Quality Income Fund - Class A	27	21	6
Invesco Real Estate Fund - Class A	19,821	10,868	8,953
Invesco Real Estate Fund - Class R5	39	2,817	(2,778)
Invesco Rising Dividends Fund - Class A	67	85	(18)
Invesco Small Cap Equity Fund - Class A	587	184	403
Invesco Small Cap Growth Fund - Class A	5,218	7,489	(2,271)
Invesco Small Cap Growth Fund - Investor Class	1,283	2,453	(1,170)
Invesco Small Cap Value Fund - Class A	835	2,779	(1,944)
Invesco Technology Fund - Investor Class	3,754	4,620	(866)
Invesco V.I. Small Cap Equity Fund - Series I	23	355	(332)
Invesco V.I. Technology Fund - Series I	1,181	305	876
Invesco Value Opportunities Fund - Class A	1,093	2,141	(1,048)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Balanced Fund - Class S	9,381	13,414	(4,033)
Janus Henderson Balanced Portfolio - Institutional Shares	4,070	437	3,633
Janus Henderson Enterprise Fund - Class S	2,831	3,805	(974)
Janus Henderson Enterprise Portfolio - Institutional Shares	—	754	(754)
Janus Henderson Forty Fund - Class S	8,952	14,612	(5,660)
Janus Henderson Forty Portfolio - Institutional Shares	85	2,563	(2,478)
Janus Henderson Global Research Fund - Class S	96	1,186	(1,090)
Janus Henderson Global Research Portfolio - Institutional Shares	79	287	(208)
Janus Henderson Mid Cap Value Fund - Class S	278	3,429	(3,151)
Janus Henderson Overseas Fund - Class S	7,444	15,005	(7,561)
Janus Henderson Overseas Portfolio - Institutional Shares	—	76	(76)
John Hancock New Opportunities Fund - Class A	3,371	1,001	2,370
JPMorgan Core Bond Fund - Class A	12,150	16,615	(4,465)
JPMorgan Large Cap Growth Fund - Class A	56,746	4,296	52,450
JPMorgan Large Cap Growth Fund - Class R2	211	—	211
JPMorgan Mid Cap Growth - Class R3	60	18,043	(17,983)
JPMorgan Small Cap Equity Fund - Class A	4,258	82	4,176
JPMorgan Small Cap Growth Fund - Class A	762	1,647	(885)
JPMorgan Small Cap Value Fund - Class A	544	959	(415)
JPMorgan SmartRetirement® 2020 Fund - Class A	6,565	63,625	(57,060)
JPMorgan SmartRetirement® 2025 Fund - Class A	26,475	78,196	(51,721)
JPMorgan SmartRetirement® 2030 Fund - Class A	88,086	38,731	49,355
JPMorgan SmartRetirement® 2035 Fund - Class A	23,851	25,151	(1,300)
JPMorgan SmartRetirement® 2040 Fund - Class A	55,371	11,911	43,460
JPMorgan SmartRetirement® 2045 Fund - Class A	17,454	6,037	11,417
JPMorgan SmartRetirement® 2050 Fund - Class A	25,114	10,358	14,756
JPMorgan SmartRetirement® 2055 Fund - Class A	16,864	8,514	8,350
JPMorgan SmartRetirement® 2060 Fund - Class A	2,354	693	1,661
JPMorgan SmartRetirement® Income Fund - Class A	3,745	7,971	(4,226)
JPMorgan U.S. Equity Fund - Class A	1,450	2,641	(1,191)
JPMorgan U.S. Government Money Market Fund - Reserve Class	19,302	5,127	14,175
Keeley Small Cap Dividend Value Fund - Class A	877	2,896	(2,019)
LKCM Aquinas Catholic Equity Fund	437	—	437
Loomis Sayles Bond Fund - Class ADM	830	3,754	(2,924)
Loomis Sayles Bond Fund - Retail Class	2,404	—	2,404
Lord Abbett Affiliated Fund - Class A	1,252	2,158	(906)
Lord Abbett Affiliated Fund - Class P	74	1,017	(943)
Lord Abbett Bond Debenture Fund - Class A	4,805	7,069	(2,264)
Lord Abbett Bond-Debenture Fund - Class P	111	109	2
Lord Abbett Developing Growth Fund - Class A	7,530	4,253	3,277
Lord Abbett Dividend Growth Fund - Class A	733	154	579
Lord Abbett Dividend Growth Fund - Class P	140	155	(15)
Lord Abbett Fundamental Equity Fund - Class A	1,278	2,603	(1,325)
Lord Abbett Fundamental Equity Fund - Class P	3	1	2
Lord Abbett Growth Opportunities Fund - Class A	16,753	855	15,898
Lord Abbett International Equity Fund - Class A	1,812	5,995	(4,183)
Lord Abbett Total Return Fund - Class A	52,024	35,830	16,194
Lord Abbett Value Opportunities Fund - Class A	16,393	11,236	5,157
Lord Abbett Value Opportunities Fund - Class P	686	2,380	(1,694)
LVIP American Century Balanced Fund - Standard Class II	1,860	2,035	(175)
LVIP American Century Disciplined Core Value Fund - Standard Class II	401	463	(62)
LVIP American Century Ultra Fund - Standard Class II	523	4,316	(3,793)
LVIP American Century Value Fund - Standard Class II	518	5,599	(5,081)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Macquarie Asset Strategy Fund - Class Y	1,312	1,725	(413)
Macquarie Diversified Income Fund - Class A	39,292	1,502	37,790
Macquarie Extended Duration Bond Fund - Class A	3,267	1	3,266
Macquarie Large Cap Growth Fund - Class Y	593	4,956	(4,363)
Macquarie Natural Resources Fund - Class Y	7,614	28,419	(20,805)
Macquarie Science and Technology Fund - Class Y	4,867	2,728	2,139
Macquarie Small Cap Growth Fund - Class Y	3,372	8,189	(4,817)
Massachusetts Investors Growth Stock Fund - Class A	420	3,116	(2,696)
Massachusetts Investors Trust - Class R3	1,349	788	561
MassMutual 80/20 Allocation Fund - Class R4	13	93	(80)
MassMutual Blue Chip Growth Fund - Class R4	1,485	1,677	(192)
MassMutual Blue Chip Growth Fund - Class R5	35,241	246,190	(210,949)
MassMutual Core Bond Fund - Class R4	23,845	39,159	(15,314)
MassMutual Core Bond Fund - Class R5	44,665	20,210	24,455
MassMutual Equity Opportunities Fund - Class R5	7,047	9,351	(2,304)
MassMutual Global Fund - Class R5	5,375	43	5,332
MassMutual High Yield Fund - Class R5	12,118	19,865	(7,747)
MassMutual International Equity Fund - Class R4	175	134	41
MassMutual Mid Cap Growth Fund - Class R4	455	351	104
MassMutual Mid Cap Growth Fund - Class R5	7,270	16,628	(9,358)
MassMutual Overseas Fund - Class R4	39	1,642	(1,603)
MassMutual RetireSMART℠ by JPMorgan 2020 Fund - Class R4	2,763	13,915	(11,152)
MassMutual RetireSMART℠ by JPMorgan 2025 Fund - Class R4	19,620	15,701	3,919
MassMutual RetireSMART℠ by JPMorgan 2030 Fund - Class R4	37,085	45,460	(8,375)
MassMutual RetireSMART℠ by JPMorgan 2035 Fund - Class R4	34,702	13,624	21,078
MassMutual RetireSMART℠ by JPMorgan 2040 Fund - Class R4	56,833	16,154	40,679
MassMutual RetireSMART℠ by JPMorgan 2045 Fund - Class R4	36,081	6,133	29,948
MassMutual RetireSMART℠ by JPMorgan 2050 Fund - Class R4	19,099	7,400	11,699
MassMutual RetireSMART℠ by JPMorgan 2055 Fund - Class R4	9,135	873	8,262
MassMutual RetireSMART℠ by JPMorgan in Retirement Fund - Class R4	2,298	2,231	67
MassMutual RetireSMART℠ by JPMorgan 2060 Fund - Class R4	6,797	1,500	5,297
MassMutual Select T. Rowe Price Retirement 2015 Fund - Class M3	4	—	4
MassMutual Select T. Rowe Price Retirement 2020 Fund - Class M3	700	—	700
MassMutual Select T. Rowe Price Retirement 2025 Fund - Class M3	204	—	204
MassMutual Select T. Rowe Price Retirement 2030 Fund - Class M3	8,200	4	8,196
MassMutual Select T. Rowe Price Retirement 2035 Fund - Class M3	1,126	3	1,123
MassMutual Select T. Rowe Price Retirement 2040 Fund - Class M3	1,784	754	1,030
MassMutual Select T. Rowe Price Retirement 2045 Fund - Class M3	362	6	356
MassMutual Select T. Rowe Price Retirement 2050 Fund - Class M3	846	539	307
MassMutual Select T. Rowe Price Retirement 2055 Fund - Class M3	567	2	565
MassMutual Select T. Rowe Price Retirement 2060 Fund - Class M3	1,886	4	1,882
MassMutual Short-Duration Bond Fund - Class R4	33	33	—
MassMutual Small Cap Growth Equity Fund - Class R4	9	8,947	(8,938)
MassMutual Small Cap Opportunities Fund - Class R4	1,958	4,753	(2,795)
MassMutual Small Cap Opportunities Fund - Class R5	9,659	2,006	7,653
MassMutual Strategic Emerging Markets Fund - Class R4	221	74	147
MassMutual Total Return Bond Fund - Class R4	2,980	14,168	(11,188)
MFS® Core Equity Fund - Class A	14	4,736	(4,722)
MFS® Core Equity Fund - Class R3	125	47	78
MFS® Emerging Markets Debt Fund - Class R3	2,624	3,077	(453)
MFS® Government Securities Fund - Class R3	102,054	108,541	(6,487)
MFS® Growth Fund - Class R3	1,884	6,098	(4,214)
MFS® High Income Fund - Class A	3,664	5,740	(2,076)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® High Yield Portfolio - Initial Class	619	285	334
MFS® International Growth Fund - Class R3	2,076	230	1,846
MFS® International Intrinsic Value Fund - Class R3	12,179	45,725	(33,546)
MFS® International New Discovery Fund - Class A	1,303	2,757	(1,454)
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	76	86	(10)
MFS® Mid Cap Growth Fund - Class A	402	708	(306)
MFS® New Discovery Fund - Class R3	27,086	10,270	16,816
MFS® Research International Fund - Class R3	31,972	28,625	3,347
MFS® Technology Fund - Class R3	229	156	73
MFS® Total Return Bond Fund - Class R3	9,809	7,852	1,957
MFS® Total Return Fund - Class R3	67,286	2,541	64,745
MFS® Utilities Fund - Class A	1,217	6,279	(5,062)
MFS® Utilities Fund - Class R3	6,099	16,557	(10,458)
MFS® Value Fund - Class A	847	9,922	(9,075)
MFS® Value Fund - Class R3	15,510	43,633	(28,123)
MFS® VIT Utilities Series - Initial Class	—	132	(132)
MM S&P 500® Index Fund - Class R4	8,254	5,384	2,870
Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A	325	2,482	(2,157)
Neuberger Berman Sustainable Equity Fund - Class A	2,634	3,487	(853)
Neuberger Berman Sustainable Equity Fund - Trust Class	787	378	409
NexPoint Merger Arbitrage Fund - Class A	606	25	581
North Square Spectrum Alpha Fund - Class A	378	217	161
Nuveen Bond Index Fund - Retirement Class	29,019	1,179	27,840
Nuveen Equity Index Fund - Retirement Class	11,958	18,949	(6,991)
Nuveen International Value Fund - Class A	556	6,637	(6,081)
Nuveen Large Cap Growth Index Fund - Retirement Class	5,452	17,566	(12,114)
Nuveen Large Cap Value Index Fund - Retirement Class	8,681	15,623	(6,942)
Nuveen Mid Cap Growth Opportunities Fund - Class A	424	135	289
Nuveen Small Cap Select Fund - Class A	104	42	62
PGIM Jennison Focused Growth Fund - Class A	1,692	7,505	(5,813)
PGIM Jennison Mid-Cap Growth Fund - Class A	794	1,499	(705)
PGIM Jennison Natural Resources Fund - Class A	167	1	166
PIMCO Emerging Markets Bond Fund - Class A	1,754	966	788
PIMCO Real Return Fund - Admin Class	53	20,483	(20,430)
PIMCO Real Return Fund - Class A	61,724	50,421	11,303
PIMCO Total Return ESG Fund - Admin Class	67,822	53,060	14,762
PIMCO Total Return Fund - Admin Class	119	7,328	(7,209)
PIMCO Total Return Fund - Class A	60,022	104,115	(44,093)
Pioneer Disciplined Value Fund - Class A	799	409	390
Pioneer Equity Income Fund - Class A	76	871	(795)
Pioneer Fund - Class A	1,760	4,710	(2,950)
Pioneer Fundamental Growth Fund - Class A	264	786	(522)
Pioneer Global Sustainable Equity Fund - Class A	4,759	13,719	(8,960)
Pioneer High Yield Fund - Class A	2,670	11,714	(9,044)
Pioneer Mid Cap Value Fund - Class A	2,339	7,361	(5,022)
Pioneer Select Mid Cap Growth Fund - Class A	187	489	(302)
Pioneer Strategic Income Fund - Class A	44,752	47,318	(2,566)
Putnam Core Equity Fund - Class A	6,352	360	5,992
Putnam High Yield Fund - Class A	2,740	14,308	(11,568)
Putnam International Capital Opportunities Fund - Class A	937	7,978	(7,041)
Putnam International Equity Fund - Class A	366	—	366
Putnam Large Cap Growth Fund - Class A	9	97	(88)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Putnam Large Cap Value Fund - Class A	10,123	18,717	(8,594)
Putnam Small Cap Growth Fund - Class A	486	2,207	(1,721)
Putnam Sustainable Leaders Fund - Class A	31	2	29
Putnam VT Emerging Markets Equity Fund - Class IB	72	—	72
Putnam VT High Yield Fund - Class IB	214	1,137	(923)
Putnam VT Small Cap Value Fund - Class IB	—	899	(899)
Putnam VT Sustainable Leaders Fund - Class IB	129	57	72
Royce Small-Cap Total Return Fund - Service Class	4,831	6,507	(1,676)
Royce Small-Cap Value Fund - Service Class	792	713	79
Royce Smaller-Companies Growth Fund - Service Class	237	578	(341)
Russell Investments LifePoints® Balanced Strategy Fund - Class R1	7,177	5,333	1,844
Russell Investments LifePoints® Conservative Strategy Fund - Class R1	836	719	117
Russell Investments LifePoints® Equity Growth Strategy Fund - Class R1	2	1	1
Russell Investments LifePoints® Growth Strategy Fund - Class R1	5,545	6,650	(1,105)
Russell Investments LifePoints® Moderate Strategy Fund - Class R1	978	838	140
State Street S&P 500 Index Fund - Class N	12,531	14,660	(2,129)
T. Rowe Price Equity Income Fund - Class R	3,403	8,314	(4,911)
T. Rowe Price Growth Stock Fund - Class R	9,413	39,085	(29,672)
T. Rowe Price Retirement 2010 Fund - R Class	2,442	1,843	599
T. Rowe Price Retirement 2020 Fund - R Class	13,965	55,758	(41,793)
T. Rowe Price Retirement 2030 Fund - R Class	66,797	104,565	(37,768)
T. Rowe Price Retirement 2035 Fund - R Class	954	3,348	(2,394)
T. Rowe Price Retirement 2040 Fund - R Class	54,008	41,172	12,836
T. Rowe Price Retirement 2045 Fund - R Class	2,345	792	1,553
T. Rowe Price Retirement 2050 Fund - R Class	61,142	41,873	19,269
T. Rowe Price Retirement 2055 Fund - R Class	719	597	122
T. Rowe Price Retirement 2060 Fund - R Class	4,742	1,258	3,484
T. Rowe Price Retirement 2065 Fund - R Class	440	6	434
T. Rowe Price Retirement Balanced Fund - R Class	2,518	2,051	467
Templeton Developing Markets Trust - Class A	8,186	8,644	(458)
Templeton Foreign Fund - Class A	5,416	26,976	(21,560)
Templeton Global Bond Fund - Class A	15,382	27,654	(12,272)
Templeton Growth Fund, Inc. - Class A	18,579	16,302	2,277
Thornburg International Equity Fund - Class R3	4,907	16,715	(11,808)
Thornburg International Equity Fund - Class R4	1,461	1,088	373
Thornburg Small/Mid Cap Core Fund - Class R3	1,228	5,805	(4,577)
Thornburg Small/Mid Cap Core Fund - Class R4	31	57	(26)
Thornburg Small/Mid Cap Growth Fund - Class R3	2,865	9,542	(6,677)
Thornburg Small/Mid Cap Growth Fund - Class R4	99	4	95
Timothy Plan Large/Mid-Cap Value Fund - Class A	608	976	(368)
UBS Global Allocation Fund - Class A	29	29	—
Vanguard 500 Index Fund - Admiral Shares	8,950	31,404	(22,454)
Vanguard Mid-Cap Index Fund - Admiral Shares	559	7,826	(7,267)
Vanguard Small-Cap Index Fund - Admiral Shares	83	20,471	(20,388)
Vanguard Total Bond Market Index Fund - Admiral Shares	2,183	14,031	(11,848)
Victory Diversified Stock Fund - Class A	7,867	7,036	831
Victory Munder Mid-Cap Core Growth Fund - Class A	1,338	1,682	(344)
Victory RS Value Fund - Class A	19	6,473	(6,454)
Victory Special Value Fund - Class A	5,725	5,816	(91)
Victory Sycamore Established Value Fund - Class A	680	2,187	(1,507)
Victory Sycamore Established Value Fund - Class I	15,372	59,470	(44,098)
Victory Sycamore Small Company Opportunity Fund - Class A	20,439	11,658	8,781
Virtus Ceredex Large-Cap Value Equity Fund - Class A	—	1	(1)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Ceredex Mid-Cap Value Equity Fund - Class A	656	6,915	(6,259)
Virtus Ceredex Small-Cap Value Equity Fund - Class A	752	6,238	(5,486)
Virtus Duff & Phelps Water Fund - Institutional Class	12,078	10,628	1,450
Virtus NFJ Dividend Value Fund - Class A	11,153	53,011	(41,858)
Virtus NFJ International Value Fund - Class A	—	1,832	(1,832)
Virtus NFJ Small-Cap Value Fund - Class A	2,046	4,764	(2,718)

4. EXPENSES
Deductions for Assumption of Mortality and Expense Risks
The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.25% of the Sub-Account’s average daily net assets. These charges are recorded as Mortality and expense risk charges in the Statement of Operations of the applicable Sub-Accounts.
Contract Maintenance Charges
An annual maintenance fee up to $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in Contract maintenance charges on the accompanying Statement of Changes in Net Assets.
Deductions for Premium Taxes
If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in Surrenders for benefit payments and fees on the accompanying Statement of Changes in Net Assets.
5. SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 21, 2026. No subsequent events requiring adjustments or disclosures have occurred.
6. FINANCIAL HIGHLIGHTS
For each active Sub-Account of the Separate Account, the accumulation units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds), and total return ratios for each year or period ended December 31 are included on the following pages. Unit values in the financial highlights are presented in order from the unit value associated with the highest expense ratio to the unit value associated with the lowest expense ratio. Because unit values on the Statement of Assets and Liabilities are calculated on an aggregated basis, they may not fall within the ranges presented in the financial highlights. Prior to December 31, 2023, the Sub-Account was presented at the Fund level. For years ended December 31, 2024 and 2025, the Sub-Account is being presented at the share class level.
The Expense Ratios are presented as a range from lowest to highest and represent the annualized contract expenses of the respective Sub-Accounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Sub-Accounts with a date notation indicate the effective date that the investment option was available in the Separate Account. As the total returns for the Sub-Accounts of the Separate Account are presented as a range based on product groupings representing the highest and lowest expense ratios, total returns for individual contracts may not fall within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests. As of December 31, 2022, the investment income ratio is no longer being shown as a range.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
AB Discovery Growth Fund - Class A
2025	1,688	51.41	to	46.90	84,939	—%			0.50%	to	0.85%	5.80%	to	6.17%
2024	2,052	48.59	to	44.18	96,625	—%			0.50%	to	0.85%	16.37%	to	16.78%
2023	2,304	38.92	to	37.83	92,375	—%			0.50%	to	1.25%	17.25%	to	18.13%
2022	6,503	33.20	to	32.02	222,544	—%			0.50%	to	1.25%	(40.71)%	to	(36.43)%
2021	6,522	55.99	to	50.37	350,480	0.00%	to	0.00%	0.50%	to	1.25%	10.27%	to	9.45%

AB Discovery Value Fund - Class A
2025	17,956	30.97	to	36.31	591,830	0.62%			0.35%	to	1.25%	1.27%	to	2.18%
2024	17,748	30.59	to	35.54	576,205	0.52%			0.35%	to	1.25%	8.24%	to	9.22%
2023	18,102	28.26	to	32.54	540,834	0.47%			0.35%	to	1.25%	15.25%	to	16.29%
2022	19,240	24.52	to	27.98	498,940	0.85%			0.35%	to	1.25%	(17.38)%	to	(16.64)%
2021	20,015	29.68	to	33.56	627,417	0.83%	to	2.00%	0.15%	to	1.25%	33.76%	to	38.71%

AB Global Bond Fund - Class A
2025	2,092	11.93	to	13.34	25,215	3.41%			0.50%	to	1.25%	3.66%	to	4.44%
2024	2,063	11.51	to	12.78	23,996	3.47%			0.50%	to	1.25%	1.03%	to	1.79%
2023	2,909	11.39	to	12.55	34,701	3.23%			0.50%	to	1.25%	5.51%	to	6.30%
2022	10,332	10.80	to	11.81	112,959	7.34%			0.50%	to	1.25%	(13.35)%	to	(12.70)%
2021	10,873	12.46	to	13.52	137,444	2.70%	to	2.75%	0.50%	to	1.25%	(2.14)%	to	(1.41)%

AB Global Risk Allocation Fund - Class A
2025	3,645	23.59	to	26.17	85,804	5.51%			0.00%	to	1.25%	12.27%	to	13.68%
2024	5,811	21.01	to	23.02	121,834	1.73%			0.00%	to	1.25%	6.13%	to	7.47%
2023	7,939	19.80	to	21.42	160,255	0.25%			0.00%	to	1.25%	4.78%	to	6.09%
2022	8,376	18.89	to	20.19	164,284	6.00%			0.00%	to	1.25%	(11.07)%	to	(20.99)%
2021	8,709	21.25	to	25.55	191,251	9.11%	to	9.23%	0.00%	to	1.25%	10.65%	to	12.04%

AB Growth Fund - Class A
2025	1,060	60.93	to	67.49	67,390	—%			0.50%	to	1.05%	9.73%	to	10.34%
2024	914	55.52	to	61.17	53,179	—%			0.50%	to	1.05%	30.32%	to	31.04%
2023	866	42.61	to	46.68	38,864	—%			0.50%	to	1.05%	36.06%	to	36.80%
2022	1,231	31.32	to	34.12	39,915	—%			0.50%	to	1.05%	(35.74)%	to	(29.98)%
2021	1,069	48.73	to	48.73	49,907	0.00%	to	0.00%	0.50%	to	1.25%	20.46%	to	38.99%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
AB High Income Fund - Class A
2025	24,149	17.70	to	19.79	455,205	6.88%			0.50%	to	1.25%	6.68%	to	7.48%
2024	22,549	16.59	to	18.42	396,543	7.14%			0.50%	to	1.25%	7.27%	to	8.08%
2023	24,064	15.47	to	17.04	395,487	7.49%			0.50%	to	1.25%	12.92%	to	13.76%
2022	27,961	13.70	to	14.98	404,119	6.98%			0.50%	to	1.25%	(12.94)%	to	(12.29)%
2021	29,444	15.74	to	17.08	486,799	0.00%	to	0.00%	0.35%	to	1.25%	3.62%	to	6.12%

AB International Value Fund - Class A
2025	40,285	16.45	to	18.94	689,561	2.71%			0.00%	to	1.25%	40.21%	to	41.97%
2024	52,706	11.73	to	13.71	648,846	8.47%			0.00%	to	1.25%	3.49%	to	(4.46)%
2023	58,781	11.34	to	14.35	698,348	1.14%			0.00%	to	1.25%	13.46%	to	13.53%
2022	62,415	9.99	to	12.64	647,074	1.18%			0.00%	to	1.25%	(11.91)%	to	(11.85)%
2021	63,151	11.34	to	14.34	744,982	0.00%	to	2.65%	0.00%	to	1.25%	7.90%	to	9.39%

AB Large Cap Value Fund - Class A
2025	1,499	20.86	to	23.99	31,474	0.99%			0.50%	to	1.25%	15.28%	to	16.15%
2024	2,039	18.09	to	20.65	37,061	1.02%			0.50%	to	1.25%	14.13%	to	15.00%
2023	2,183	15.85	to	17.96	34,730	1.55%			0.50%	to	1.25%	17.03%	to	17.91%
2022	1,319	13.55	to	15.23	17,948	1.42%			0.50%	to	1.25%	(8.16)%	to	(7.47)%
2021	1,155	14.75	to	16.46	17,104	0.97%	to	1.07%	0.50%	to	1.25%	25.44%	to	26.39%

AB Relative Value Fund - Class A
2025	838	39.05	to	36.59	30,414	0.84%			0.50%	to	1.25%	8.91%	to	9.73%
2024	885	35.86	to	33.35	29,430	0.97%			0.50%	to	1.25%	11.28%	to	12.12%
2023	1,629	32.22	to	29.74	47,506	1.37%			0.50%	to	1.25%	9.84%	to	10.67%
2022	1,629	29.34	to	26.88	43,004	0.98%			0.50%	to	1.25%	(5.37)%	to	(4.66)%
2021	2,567	31.00	to	28.19	71,683	0.10%	to	0.67%	0.50%	to	1.25%	26.75%	to	25.81%

AB Sustainable Global Thematic Fund - Advisor Class
2025	115,344	18.41	to	18.41	2,123,201	—%			0.00%	to	0.00%	6.52%	to	6.52%
2024	121,051	17.28	to	17.28	2,091,833	—%			0.00%	to	0.00%	6.27%	to	6.27%
2023	122,877	16.26	to	16.26	1,998,170	0.25%			0.00%	to	0.00%	16.25%	to	16.25%
2022	123,995	13.99	to	13.99	1,734,485	0.42%			0.00%	to	0.00%	(26.99)%	to	(26.99)%
2021	144,690	19.16	to	19.16	2,772,172	0.00%	to	0.00%	0.00%	to	0.00%	22.61%	to	22.61%

AB Sustainable International Thematic Fund - Class A
2025	14,043	16.91	to	14.37	226,568	—%			0.35%	to	1.25%	12.16%	to	13.18%
2024	12,540	15.08	to	12.70	178,841	—%			0.35%	to	1.25%	(1.56)%	to	(0.67)%
2023	27,610	15.32	to	12.78	380,953	—%			0.35%	to	1.25%	11.69%	to	12.70%
2022	28,864	13.71	to	11.34	354,102	—%			0.35%	to	1.25%	(32.07)%	to	(27.05)%
2021	30,110	20.19	to	15.55	506,333	0.00%	to	0.00%	0.35%	to	1.25%	7.68%	to	6.72%

Alger Capital Appreciation Institutional Fund - Class I
2025	81,690	118.75	to	101.80	6,822,391	0.07%			0.35%	to	1.25%	30.35%	to	31.52%
2024	78,803	91.10	to	77.40	6,350,877	—%			0.35%	to	1.25%	47.72%	to	49.07%
2023	91,082	61.67	to	51.92	4,974,219	—%			0.35%	to	1.25%	41.11%	to	42.38%
2022	104,135	43.70	to	36.47	4,064,869	—%			0.35%	to	1.25%	(43.15)%	to	(37.03)%
2021	107,643	76.87	to	57.91	6,708,501	0.00%	to	0.00%	0.35%	to	1.25%	17.49%	to	16.43%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Alger Mid Cap Growth Institutional Fund - Class I
2025	40,075	44.98	to	41.36	1,633,716	—%			0.00%	to	1.25%	15.56%	to	17.01%
2024	42,532	38.92	to	35.34	1,480,645	—%			0.00%	to	1.25%	18.52%	to	20.02%
2023	54,295	32.84	to	29.45	1,582,600	—%			0.00%	to	1.25%	21.16%	to	22.68%
2022	58,795	27.10	to	24.00	1,415,779	—%			0.00%	to	1.25%	(41.78)%	to	(35.28)%
2021	75,514	46.55	to	37.09	2,771,371	0.00%	to	0.00%	0.00%	to	1.25%	4.42%	to	3.12%

Alger Small Cap Growth Institutional Fund - Class I
2025	9,851	26.14	to	30.92	287,237	—%			0.35%	to	1.25%	3.59%	to	4.52%
2024	11,584	25.24	to	29.58	329,432	—%			0.35%	to	1.25%	6.42%	to	7.39%
2023	10,919	23.71	to	27.54	286,774	—%			0.35%	to	1.25%	13.40%	to	14.43%
2022	14,921	20.91	to	24.07	342,797	—%			0.35%	to	1.25%	(38.94)%	to	(38.38)%
2021	15,488	34.24	to	39.07	578,852	0.00%	to	0.00%	0.35%	to	1.25%	(6.11)%	to	(5.26)%

Allspring Asset Allocation Fund - Class A
2025	5,189	23.70	to	24.42	121,264	2.21%			0.35%	to	1.25%	13.72%	to	14.74%
2024	6,728	20.84	to	21.28	136,590	3.10%			0.35%	to	1.25%	9.28%	to	10.27%
2023	7,007	19.07	to	19.30	126,966	—%			0.35%	to	1.25%	12.91%	to	13.92%
2022	6,913	16.89	to	16.94	110,825	3.65%			0.35%	to	1.25%	(16.52)%	to	(24.21)%
2021	5,687	20.23	to	22.35	108,201	0.05%	to	1.23%	0.35%	to	1.25%	12.05%	to	13.06%

Allspring Core Bond Fund - Class A
2025	4,142	11.85	to	12.80	51,034	4.07%			0.75%	to	1.25%	5.69%	to	6.22%
2024	4,713	11.21	to	12.05	54,546	4.04%			0.75%	to	1.25%	0.14%	to	0.64%
2023	4,617	11.19	to	12.38	53,393	3.52%			0.50%	to	1.25%	4.31%	to	5.10%
2022	7,012	10.73	to	11.78	79,543	1.81%			0.50%	to	1.25%	(14.80)%	to	(14.16)%
2021	6,146	12.59	to	13.73	81,308	0.83%	to	0.84%	0.50%	to	1.25%	(3.24)%	to	(2.51)%

Allspring Emerging Markets Equity Fund - Class A
2025	45,923	31.94	to	37.16	1,336,602	1.97%			0.35%	to	1.25%	34.58%	to	35.80%
2024	40,710	23.73	to	27.36	1,018,469	0.93%			0.35%	to	1.25%	2.08%	to	3.01%
2023	47,234	23.25	to	26.57	1,152,248	0.85%			0.35%	to	1.25%	7.04%	to	2.91%
2022	61,739	21.72	to	25.81	1,406,137	0.67%			0.00%	to	1.25%	(20.74)%	to	(19.75)%
2021	70,392	27.40	to	32.17	2,012,123	0.00%	to	0.15%	0.00%	to	1.25%	(13.23)%	to	(12.13)%

Allspring International Equity Fund - Class A
2025	1,586	14.79	to	15.49	23,962	2.11%			0.50%	to	0.75%	29.84%	to	30.16%
2024	1,878	11.39	to	11.90	21,913	2.34%			0.50%	to	0.75%	(0.70)%	to	(0.45)%
2023	2,093	11.47	to	11.96	24,617	1.97%			0.50%	to	0.75%	14.70%	to	14.99%
2022	2,494	10.00	to	10.40	25,605	2.23%			0.50%	to	0.75%	(23.13)%	to	(12.01)%
2021	4,781	13.01	to	11.82	56,158	0.00%	to	1.42%	0.00%	to	1.25%	4.48%	to	15.89%

Allspring Utility and Telecommunications Fund - Class A
2025	681	46.76	to	53.05	33,040	1.78%			0.50%	to	1.25%	13.94%	to	14.79%
2024	562	41.04	to	46.21	23,893	2.09%			0.50%	to	1.25%	16.21%	to	17.09%
2023	470	35.32	to	39.47	17,139	2.33%			0.50%	to	1.25%	(6.37)%	to	(5.66)%
2022	314	37.72	to	41.84	12,053	1.69%			0.50%	to	1.25%	(4.62)%	to	(5.74)%
2021	452	39.55	to	44.38	18,536	0.00%	to	0.41%	0.35%	to	1.25%	12.54%	to	15.59%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
American Century Investments® Diversified Bond Fund - A Class
2025	15,551	11.52	to	12.27	179,585	4.18%			0.85%	to	1.25%	5.47%	to	5.89%
2024	14,856	10.92	to	11.59	162,620	4.12%			0.85%	to	1.25%	(0.18)%	to	0.22%
2023	14,527	10.94	to	11.56	159,619	3.63%			0.85%	to	1.25%	3.73%	to	4.15%
2022	12,113	10.55	to	11.10	128,332	2.11%			0.85%	to	1.25%	(15.24)%	to	(14.90)%
2021	14,428	12.44	to	13.05	180,120	1.15%	to	1.25%	0.85%	to	1.25%	(2.24)%	to	(1.85)%

American Century Investments® Equity Growth Fund - A Class
2025	2,042	46.97	to	41.22	97,632	0.37%			0.75%	to	1.25%	16.68%	to	17.26%
2024	2,054	40.26	to	35.15	84,101	0.37%			0.75%	to	1.25%	22.86%	to	23.48%
2023	2,105	32.77	to	28.46	69,258	1.17%			0.75%	to	1.25%	22.48%	to	23.09%
2022	2,612	26.75	to	23.13	70,163	0.91%			0.75%	to	1.25%	(28.64)%	to	(34.36)%
2021	3,827	37.49	to	35.23	131,258	0.28%	to	1.70%	0.65%	to	1.25%	59.84%	to	24.61%

American Century Investments® Equity Income Fund - A Class #
2025	53,626	43.57	to	34.50	2,109,134	2.03%			0.35%	to	1.25%	10.24%	to	11.24%
2024	58,740	39.52	to	31.02	2,068,538	2.22%			0.35%	to	1.25%	8.88%	to	9.87%

American Century Investments® Equity Income Fund - Investor Class #
2025	1,019,584	19.62	to	19.62	20,007,479	2.28%			0.00%	to	0.00%	11.91%	to	11.91%
2024	1,123,695	17.54	to	17.54	19,704,524	2.53%			0.00%	to	0.00%	10.53%	to	10.53%

American Century Investments® Equity Income Fund #
2023	1,315,113	36.30	to	15.86	22,098,166	2.36%			0.00%	to	1.25%	2.36%	to	3.90%
2022	1,488,806	35.47	to	15.27	24,451,642	2.09%			0.00%	to	1.25%	(33.36)%	to	55.18%
2021	1,591,659	53.22	to	9.84	27,640,142	0.00%	to	0.00%	0.00%	to	1.25%	15.05%	to	(27.11)%

American Century Investments® Focused Large Cap Value Fund - A Class
2025	3,504	27.35	to	13.17	59,832	1.48%			0.65%	to	0.75%	15.25%	to	15.36%
2024	3,266	23.73	to	11.41	48,999	1.66%			0.65%	to	0.75%	10.04%	to	10.15%
2023	4,440	21.56	to	10.36	70,589	1.69%			0.65%	to	0.75%	4.90%	to	(49.59)%
2022	2,922	20.56	to	20.56	60,061	1.56%			0.75%	to	0.75%	0.70%	to	0.70%
2021	2,638	20.41	to	20.41	53,852	1.43%	to	2.29%	0.75%	to	1.25%	37.62%	to	16.90%

American Century Investments® Growth Fund - A Class
2025	18,602	110.84	to	136.77	2,262,476	—%			0.00%	to	1.25%	13.52%	to	14.94%
2024	18,598	97.64	to	118.99	2,005,477	—%			0.00%	to	1.25%	24.35%	to	25.92%
2023	20,924	78.52	to	89.72	1,806,731	—%			0.35%	to	1.25%	41.14%	to	42.41%
2022	24,310	55.63	to	63.00	1,477,613	—%			0.35%	to	1.25%	12.42%	to	(31.85)%
2021	21,275	49.48	to	92.45	1,900,499	0.00%	to	0.00%	0.35%	to	1.25%	(32.16)%	to	25.60%

American Century Investments® Heritage Fund - A Class
2025	36,048	27.85	to	16.25	1,065,335	—%			0.00%	to	1.25%	5.08%	to	6.40%
2024	44,042	26.51	to	30.46	1,241,263	—%			0.00%	to	1.25%	23.00%	to	24.55%
2023	52,687	21.55	to	24.45	1,208,670	—%			0.00%	to	1.25%	38.42%	to	34.75%
2022	51,324	15.57	to	18.15	985,488	—%			0.00%	to	1.25%	(28.97)%	to	(36.00)%
2021	55,453	21.92	to	28.36	1,489,041	0.00%	to	0.00%	0.00%	to	1.25%	(2.84)%	to	9.44%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
American Century Investments® Inflation-Adjusted Bond Fund - A Class
2025	3,176	13.96	to	14.64	46,897	4.07%			0.75%	to	1.25%	5.00%	to	5.53%
2024	2,915	13.29	to	13.88	40,855	1.97%			0.75%	to	1.25%	0.26%	to	0.77%
2023	2,690	13.26	to	13.77	37,473	2.68%			0.75%	to	1.25%	1.54%	to	2.05%
2022	7,858	13.06	to	13.49	106,479	5.72%			0.75%	to	1.25%	(13.63)%	to	(16.11)%
2021	9,630	15.12	to	16.09	150,224	4.22%	to	4.27%	0.75%	to	1.25%	4.80%	to	5.33%

American Century Investments® Mid Cap Value Fund - A Class
2025	13,783	38.08	to	46.42	390,098	1.19%			0.00%	to	1.25%	7.29%	to	8.64%
2024	19,532	35.49	to	42.73	548,741	1.32%			0.00%	to	1.25%	6.88%	to	8.23%
2023	27,193	33.21	to	39.48	717,057	1.52%			0.00%	to	1.25%	4.59%	to	5.90%
2022	15,116	31.75	to	37.28	522,544	1.34%			0.00%	to	1.25%	(2.88)%	to	(1.67)%
2021	21,350	32.69	to	37.91	766,256	0.00%	to	1.05%	0.00%	to	1.25%	21.22%	to	22.75%

American Century Investments® Small Cap Value Fund - A Class #
2025	14,454	45.57	to	55.36	667,778	0.84%			0.35%	to	1.25%	(4.77)%	to	(3.91)%
2024	14,638	47.85	to	57.61	708,288	0.81%			0.35%	to	1.25%	5.60%	to	6.56%

American Century Investments® Small Cap Value Fund - Investor Class #
2025	58,516	43.09	to	43.09	2,521,756	1.04%			0.00%	to	0.00%	(3.27)%	to	(3.27)%
2024	66,477	44.55	to	44.55	2,961,681	1.03%			0.00%	to	0.00%	7.20%	to	7.20%

American Century Investments® Small Cap Value Fund #
2023	88,380	45.31	to	41.56	3,734,721	1.04%			0.00%	to	1.25%	14.50%	to	16.08%
2022	97,372	39.57	to	35.80	3,556,410	0.76%			0.00%	to	1.25%	(28.35)%	to	(14.72)%
2021	104,851	55.23	to	41.98	4,499,444	0.00%	to	0.31%	0.00%	to	1.25%	36.91%	to	34.82%

American Century Investments® U.S. Government Money Market Fund - A Class
2025	887,201	10.47	to	11.84	9,829,948	3.54%			0.00%	to	1.25%	2.39%	to	3.68%
2024	63,163	10.23	to	11.42	697,343	4.54%			0.00%	to	1.25%	3.34%	to	4.65%
2023	34,094	9.90	to	10.91	353,025	4.31%			0.00%	to	1.25%	3.11%	to	4.40%
2022	37,381	9.60	to	10.45	372,513	1.18%			0.00%	to	1.25%	(0.14)%	to	1.11%
2021	33,086	9.61	to	10.34	328,375	0.00%	to	0.00%	0.00%	to	1.25%	(1.23)%	to	0.01%

American Century Investments® Ultra® Fund - A Class
2025	12,118	73.67	to	89.27	1,004,447	—%			0.35%	to	1.25%	10.95%	to	11.95%
2024	13,929	66.40	to	79.74	1,039,490	—%			0.35%	to	1.25%	27.60%	to	28.76%
2023	14,495	52.04	to	61.93	847,200	—%			0.35%	to	1.25%	41.19%	to	42.46%
2022	12,734	36.86	to	43.47	525,583	—%			0.35%	to	1.25%	(33.47)%	to	(32.87)%
2021	12,370	55.40	to	64.76	761,878	0.00%	to	0.00%	0.35%	to	1.25%	21.38%	to	22.48%

American Funds® AMCAP Fund® - Class R-3
2025	73,995	50.68	to	50.01	3,701,209	—%			0.50%	to	1.25%	15.92%	to	16.80%
2024	80,074	43.72	to	42.82	3,445,116	0.14%			0.50%	to	1.25%	19.22%	to	20.12%
2023	87,123	36.67	to	35.65	3,142,184	0.12%			0.50%	to	1.25%	23.65%	to	25.37%
2022	112,451	29.66	to	28.43	3,118,296	—%			0.00%	to	1.25%	(31.30)%	to	(29.90)%
2021	122,021	43.17	to	40.56	4,837,097	0.00%	to	0.00%	0.00%	to	1.25%	23.25%	to	21.72%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
American Funds® American Balanced Fund® - Class R-3 #
2025	355,526	35.75	to	38.02	12,568,749	1.80%			0.35%	to	1.25%	16.61%	to	17.67%
2024	354,937	30.66	to	32.31	10,694,753	1.73%			0.35%	to	1.25%	13.14%	to	14.17%

American Funds® American Balanced Fund® - Class R-4 #
2025	422,396	20.47	to	20.47	8,647,019	2.04%			0.00%	to	0.00%	18.43%	to	18.43%
2024	466,998	17.29	to	17.29	8,072,552	2.00%			0.00%	to	0.00%	14.90%	to	14.90%

American Funds American Balanced Fund® #
2023	914,964	27.09	to	15.04	18,159,726	2.28%			0.00%	to	1.25%	12.21%	to	13.96%
2022	986,828	24.15	to	13.20	17,222,188	1.41%			0.00%	to	1.25%	(21.20)%	to	(12.14)%
2021	1,041,419	30.64	to	15.03	20,599,362	0.00%	to	1.15%	0.00%	to	1.25%	15.72%	to	13.93%

American Funds® American Mutual Fund® - Class R-3
2025	153,874	40.50	to	41.99	4,921,531	1.34%			0.00%	to	1.25%	14.30%	to	15.74%
2024	155,281	35.43	to	36.28	4,374,049	1.42%			0.00%	to	1.25%	13.14%	to	14.57%
2023	137,025	31.32	to	31.67	3,899,928	1.83%			0.00%	to	1.25%	7.84%	to	8.88%
2022	176,064	29.04	to	29.08	4,985,220	1.61%			0.00%	to	1.25%	(4.81)%	to	(14.37)%
2021	174,490	30.51	to	33.97	5,257,768	0.00%	to	1.42%	0.00%	to	1.25%	22.99%	to	24.54%

American Funds® Capital Income Builder® - Class R-3
2025	576,111	25.19	to	26.02	13,541,419	2.72%			0.00%	to	1.25%	18.48%	to	19.97%
2024	611,325	21.26	to	21.69	12,065,564	2.93%			0.00%	to	1.25%	8.52%	to	9.89%
2023	667,852	19.59	to	19.73	12,287,997	3.08%			0.00%	to	1.25%	7.81%	to	8.07%
2022	771,532	18.17	to	18.26	13,206,989	2.95%			0.00%	to	1.25%	(7.43)%	to	(16.73)%
2021	836,285	19.63	to	21.93	15,582,997	0.00%	to	2.54%	0.00%	to	1.25%	13.21%	to	14.64%

American Funds® Capital World Growth and Income Fund® - Class R-3 #
2025	474,587	44.80	to	186.53	18,836,026	1.37%			0.00%	to	1.25%	22.79%	to	24.33%
2024	550,012	36.49	to	150.03	17,529,375	1.36%			0.00%	to	1.25%	12.12%	to	13.53%

American Funds® Capital World Growth and Income Fund® - Class R-4 #
2025	122,336	42.02	to	42.02	5,140,449	1.65%			0.00%	to	0.00%	24.70%	to	24.70%
2024	136,478	33.70	to	33.70	4,598,743	1.67%			0.00%	to	0.00%	13.86%	to	13.86%

American Funds Capital World Growth and Income Fund® #
2023	696,573	32.54	to	29.59	22,034,073	1.72%			0.00%	to	1.25%	(36.43)%	to	8.15%
2022	791,346	51.19	to	27.36	21,217,963	1.74%			0.00%	to	1.25%	(61.54)%	to	(18.57)%
2021	874,043	133.09	to	33.60	28,822,019	0.00%	to	1.26%	0.00%	to	1.25%	144.74%	to	13.00%

American Funds® EUPAC Fund™ - Class R-3 (1)
2025	539,552	36.53	to	58.45	18,558,201	2.68%			0.00%	to	1.25%	26.76%	to	28.35%
2024	619,345	28.82	to	35.37	16,862,096	0.84%			0.00%	to	1.25%	3.06%	to	4.36%
2023	600,211	27.96	to	33.89	16,810,236	1.42%			0.00%	to	1.25%	13.87%	to	(28.99)%
2022	621,255	24.56	to	47.73	15,106,886	0.90%			0.00%	to	1.25%	(24.19)%	to	(24.41)%
2021	669,994	32.39	to	63.14	20,951,606	0.00%	to	1.09%	0.00%	to	1.25%	0.92%	to	68.47%
(1) American Funds EuroPacific Growth Fund® - Class R3, name changed to American Funds® EUPAC Fund™ - Class R-3, effective June 02, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
American Funds® Fundamental Investors® - Class R-3
2025	403,335	55.06	to	56.02	20,401,604	0.43%			0.00%	to	1.25%	22.31%	to	23.85%
2024	443,371	45.02	to	45.23	18,305,335	0.77%			0.00%	to	1.25%	21.10%	to	22.63%
2023	494,189	37.17	to	36.88	16,762,123	0.91%			0.00%	to	1.25%	23.91%	to	25.46%
2022	564,593	30.00	to	29.40	15,478,982	1.13%			0.00%	to	1.25%	(25.29)%	to	(16.95)%
2021	613,375	40.16	to	35.40	20,417,660	0.00%	to	0.89%	0.00%	to	1.25%	22.08%	to	20.56%

American Funds® New Perspective Fund® - Class R-3
2025	298,900	49.12	to	48.97	13,403,220	0.78%			0.00%	to	1.25%	19.35%	to	20.85%
2024	328,020	41.16	to	40.52	12,310,313	0.26%			0.00%	to	1.25%	14.94%	to	16.39%
2023	342,702	35.81	to	34.82	11,193,537	0.66%			0.00%	to	1.25%	22.66%	to	24.19%
2022	356,540	29.19	to	28.03	9,707,726	0.38%			0.00%	to	1.25%	(33.52)%	to	(26.09)%
2021	386,881	43.91	to	37.93	14,328,867	0.00%	to	0.00%	0.00%	to	1.25%	17.34%	to	15.88%

American Funds® New World Fund® - Class R-3
2025	4,920	21.89	to	23.91	113,023	0.43%			0.35%	to	1.25%	26.18%	to	27.32%
2024	13,663	17.35	to	18.78	252,451	0.46%			0.35%	to	1.25%	4.88%	to	5.83%
2023	20,845	16.54	to	17.74	364,651	0.96%			0.35%	to	1.25%	14.04%	to	15.07%
2022	26,778	14.50	to	15.42	409,549	0.61%			0.35%	to	1.25%	(23.23)%	to	(22.54)%
2021	25,024	18.89	to	19.90	494,662	0.00%	to	0.00%	0.35%	to	1.25%	3.15%	to	4.45%

American Funds® SMALLCAP World Fund® - Class R-3
2025	24,404	32.67	to	27.80	716,444	0.55%			0.50%	to	1.25%	12.29%	to	13.13%
2024	24,930	29.10	to	24.57	648,805	0.38%			0.50%	to	1.25%	0.79%	to	1.55%
2023	26,509	28.87	to	24.20	681,862	0.50%			0.50%	to	1.25%	17.06%	to	17.94%
2022	27,946	24.66	to	20.52	616,086	—%			0.50%	to	1.25%	(35.13)%	to	(39.10)%
2021	31,102	38.02	to	33.69	968,450	0.00%	to	0.00%	0.15%	to	1.25%	9.78%	to	8.58%

American Funds® The Bond Fund of America® - Class R-3
2025	241,251	12.59	to	13.92	3,150,506	3.89%			0.35%	to	1.25%	5.51%	to	6.46%
2024	262,152	11.93	to	13.07	3,232,774	3.95%			0.35%	to	1.25%	(0.40)%	to	0.51%
2023	233,589	11.98	to	13.01	2,901,937	3.35%			0.35%	to	1.25%	3.12%	to	4.05%
2022	259,919	11.61	to	12.50	3,128,149	2.27%			0.35%	to	1.25%	(14.02)%	to	(15.70)%
2021	261,142	13.51	to	14.83	3,634,485	1.12%	to	1.12%	0.35%	to	1.25%	(2.47)%	to	(1.59)%

American Funds® The Growth Fund of America® - Class R-3
2025	843,576	69.21	to	95.50	55,653,758	—%			0.00%	to	1.25%	18.04%	to	19.52%
2024	954,558	58.64	to	79.90	54,545,193	0.08%			0.00%	to	1.25%	26.42%	to	28.02%
2023	953,370	46.38	to	62.41	46,697,635	0.32%			0.00%	to	1.25%	35.06%	to	36.76%
2022	1,020,335	34.34	to	45.64	36,892,192	—%			0.00%	to	1.25%	(31.81)%	to	(36.88)%
2021	1,121,472	50.36	to	72.31	59,333,821	0.00%	to	0.00%	0.00%	to	1.25%	17.45%	to	30.12%

American Funds® The Income Fund of America® - Class R-3
2025	336,857	29.31	to	13.09	9,106,471	3.45%			0.25%	to	1.25%	15.91%	to	17.08%
2024	365,225	25.29	to	26.06	8,547,107	3.64%			0.00%	to	1.25%	9.14%	to	10.52%
2023	384,255	23.17	to	23.58	8,556,838	3.41%			0.00%	to	1.25%	5.89%	to	7.22%
2022	429,356	21.88	to	21.99	8,973,692	2.80%			0.00%	to	1.25%	(7.23)%	to	(15.70)%
2021	511,326	23.59	to	26.09	11,508,954	0.00%	to	1.88%	0.00%	to	1.25%	15.51%	to	16.96%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
American Funds® The Investment Company of America® - Class R-3
2025	263,093	49.71	to	49.88	12,546,723	0.64%			0.35%	to	1.25%	18.59%	to	19.66%
2024	307,430	41.92	to	41.69	12,089,177	0.74%			0.35%	to	1.25%	22.99%	to	24.11%
2023	324,335	34.08	to	33.59	10,548,539	1.23%			0.35%	to	1.25%	26.46%	to	27.60%
2022	338,777	26.95	to	26.32	8,682,914	1.04%			0.35%	to	1.25%	(24.25)%	to	(18.78)%
2021	385,851	35.58	to	32.41	11,793,938	0.00%	to	4.70%	0.15%	to	1.25%	36.46%	to	23.02%

American Funds® The New Economy Fund® - Class R-3
2025	70,485	61.43	to	16.22	2,526,507	—%			0.25%	to	1.25%	29.05%	to	30.34%
2024	79,666	47.61	to	12.45	2,154,202	—%			0.25%	to	1.25%	21.72%	to	22.95%
2023	50,271	39.11	to	36.67	1,826,943	—%			0.35%	to	1.25%	27.10%	to	22.82%
2022	80,536	30.77	to	29.85	2,327,162	—%			0.00%	to	1.25%	(36.93)%	to	(29.88)%
2021	91,673	48.79	to	42.58	3,771,825	0.00%	to	0.00%	0.00%	to	1.25%	11.57%	to	10.18%

American Funds® The Washington Mutual Investors Fund® - Class R-3
2025	137,915	47.41	to	50.70	6,476,035	1.03%			0.35%	to	1.25%	15.31%	to	16.36%
2024	144,298	41.11	to	43.57	5,872,998	1.06%			0.35%	to	1.25%	17.09%	to	18.16%
2023	150,179	35.11	to	36.88	5,249,398	1.44%			0.35%	to	1.25%	15.40%	to	16.44%
2022	177,546	30.42	to	31.67	5,374,729	1.51%			0.35%	to	1.25%	(9.92)%	to	(14.59)%
2021	189,231	33.77	to	37.08	6,307,677	0.00%	to	3.40%	0.15%	to	1.25%	26.47%	to	31.15%

AMG GW&K Small/Mid Cap Core Fund - Class N
2025	7,453	12.01	to	12.33	91,207	—%			0.50%	to	1.05%	3.30%	to	3.87%
2024	6,451	11.63	to	11.87	76,228	—%			0.50%	to	1.05%	9.45%	to	10.06%
2023	5,942	10.56	to	10.79	63,832	—%			0.50%	to	1.25%	13.10%	to	13.94%
2022	5,805	9.34	to	9.47	54,645	0.03%			0.50%	to	1.25%	(19.17)%	to	(18.56)%
2021	4,688	11.55	to	11.63	54,351	0.00%	to	0.00%	0.50%	to	1.25%	15.81%	to	16.56%

Ariel Appreciation Fund - Investor Class
2025	1,310	12.73	to	38.58	50,441	0.02%			0.00%	to	1.15%	9.84%	to	11.11%
2024	2,091	31.40	to	39.20	71,077	0.38%			0.00%	to	1.25%	4.98%	to	0.15%
2023	2,496	29.91	to	39.14	81,943	0.86%			0.00%	to	1.25%	9.25%	to	3.41%
2022	2,451	27.38	to	37.85	74,910	0.58%			0.00%	to	1.25%	(13.51)%	to	(20.67)%
2021	2,607	31.66	to	47.71	93,671	0.46%	to	0.52%	0.00%	to	1.25%	10.13%	to	24.30%

Ariel Fund - Investor Class
2025	141	13.87	to	73.79	9,446	0.13%			0.00%	to	1.15%	12.84%	to	14.15%
2024	505	31.71	to	72.35	20,280	0.06%			0.00%	to	1.25%	10.40%	to	5.93%
2023	1,064	28.73	to	68.30	40,342	0.23%			0.00%	to	1.25%	14.38%	to	9.58%
2022	4,519	25.12	to	62.33	128,653	0.41%			0.00%	to	1.25%	(19.82)%	to	(25.39)%
2021	4,395	31.33	to	83.54	156,956	0.04%	to	0.04%	0.00%	to	1.25%	23.58%	to	28.74%

Artisan Mid Cap Value Fund - Investor Class
2025	38,197	32.93	to	82.39	2,794,085	1.32%			0.00%	to	1.25%	0.46%	to	1.72%
2024	44,200	32.78	to	80.99	3,126,597	0.46%			0.00%	to	1.25%	3.18%	to	4.49%
2023	49,742	31.77	to	77.51	3,346,909	0.65%			0.00%	to	1.25%	16.69%	to	18.15%
2022	55,088	27.23	to	65.60	3,184,505	0.25%			0.00%	to	1.25%	26.29%	to	(13.21)%
2021	59,870	21.56	to	75.59	4,028,629	0.00%	to	0.17%	0.00%	to	1.25%	(63.96)%	to	24.78%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Ave Maria Growth Fund
2025	2,831	55.92	to	62.97	163,617	—%			0.50%	to	1.25%	6.91%	to	7.72%
2024	3,194	52.30	to	58.46	172,364	—%			0.50%	to	1.25%	13.48%	to	14.34%
2023	4,042	46.09	to	51.13	191,462	0.11%			0.50%	to	1.25%	28.68%	to	29.64%
2022	3,443	35.82	to	39.44	126,727	0.25%			0.50%	to	1.25%	(22.21)%	to	(26.13)%
2021	4,010	46.05	to	53.39	190,309	0.00%	to	0.00%	0.00%	to	1.25%	16.09%	to	17.55%

Ave Maria Rising Dividend Fund
2025	27,524	41.19	to	50.21	1,318,629	0.95%			0.00%	to	1.25%	(1.63)%	to	(0.39)%
2024	32,356	41.87	to	50.41	1,537,771	0.96%			0.00%	to	1.25%	12.99%	to	14.42%
2023	43,469	37.06	to	44.06	1,783,758	1.19%			0.00%	to	1.25%	11.79%	to	13.19%
2022	42,034	33.15	to	38.92	1,531,461	1.48%			0.00%	to	1.25%	(6.44)%	to	(5.27)%
2021	40,747	35.43	to	41.09	1,573,205	0.00%	to	0.88%	0.00%	to	1.25%	23.80%	to	25.35%

Ave Maria Value Fund
2025	1,684	20.33	to	20.98	34,262	0.30%			0.75%	to	1.05%	1.75%	to	2.05%
2024	1,979	19.61	to	20.56	39,378	0.34%			0.75%	to	1.25%	20.00%	to	20.60%
2023	1,742	16.34	to	17.05	28,853	0.54%			0.75%	to	1.25%	2.24%	to	2.75%
2022	2,706	15.98	to	16.59	43,520	1.41%			0.75%	to	1.25%	2.89%	to	5.43%
2021	1,464	15.54	to	15.74	22,972	0.29%	to	0.84%	0.50%	to	1.25%	23.60%	to	28.33%

Baron Small Cap Fund® - Retail Shares
2025	5,123	42.20	to	64.09	179,394	—%			0.00%	to	1.25%	(2.13)%	to	(0.90)%
2024	8,294	43.11	to	64.67	359,859	—%			0.00%	to	1.25%	11.86%	to	13.28%
2023	7,770	38.54	to	57.09	336,508	—%			0.00%	to	1.25%	56.48%	to	85.62%
2022	8,216	24.63	to	30.76	276,888	—%			0.00%	to	1.25%	(45.61)%	to	(52.99)%
2021	8,801	45.28	to	65.43	425,147	0.00%	to	0.00%	0.00%	to	1.25%	14.09%	to	15.53%

BlackRock Advantage Large Cap Core Fund - Investor A Shares
2025	2,625	51.24	to	49.88	119,982	0.47%			0.35%	to	1.25%	18.56%	to	19.63%
2024	2,297	43.22	to	41.70	87,284	0.67%			0.35%	to	1.25%	23.76%	to	24.89%
2023	2,452	34.92	to	33.39	77,073	0.79%			0.35%	to	1.25%	23.73%	to	24.85%
2022	2,887	28.22	to	26.74	76,043	0.90%			0.35%	to	1.25%	(21.29)%	to	(20.58)%
2021	3,007	35.85	to	33.67	100,868	0.57%	to	0.61%	0.35%	to	1.25%	27.85%	to	26.70%

BlackRock Advantage Large Cap Growth Fund - Investor A Shares
2025	1,910	104.41	to	111.68	200,504	—%			0.85%	to	1.25%	19.87%	to	20.35%
2024	2,136	87.11	to	98.08	191,724	—%			0.50%	to	1.25%	30.42%	to	31.41%
2023	2,239	66.79	to	74.64	153,324	0.05%			0.50%	to	1.25%	37.65%	to	45.55%
2022	1,356	48.52	to	51.28	66,034	0.17%			0.85%	to	1.25%	(31.24)%	to	(33.99)%
2021	1,431	70.56	to	77.68	101,926	0.00%	to	0.00%	0.50%	to	1.25%	24.84%	to	25.78%

BlackRock Advantage Small Cap Growth Fund - Investor A Shares
2025	41,900	18.16	to	19.49	716,564	—%			0.35%	to	1.25%	13.57%	to	14.59%
2024	36,424	15.99	to	11.69	520,691	0.15%			0.40%	to	1.25%	12.35%	to	16.89%
2023	45,055	14.23	to	15.00	659,342	0.20%			0.35%	to	1.25%	17.00%	to	18.06%
2022	40,974	12.17	to	12.71	511,181	0.42%			0.35%	to	1.25%	(26.11)%	to	(25.44)%
2021	50,785	16.46	to	17.04	855,108	0.00%	to	0.00%	0.35%	to	1.25%	2.04%	to	2.96%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
BlackRock Advantage SMID Cap Fund, Inc. - Investor A Shares
2025	645	33.94	to	33.94	21,905	0.49%			1.25%	to	1.25%	9.62%	to	9.62%
2024	540	30.96	to	30.96	16,726	0.70%			1.25%	to	1.25%	10.49%	to	10.49%
2023	498	28.02	to	28.02	13,944	0.82%			1.25%	to	1.25%	17.12%	to	17.12%
2022	692	23.92	to	23.92	16,546	0.85%			1.25%	to	1.25%	(17.83)%	to	(17.83)%
2021	728	29.11	to	29.11	21,196	1.07%	to	1.07%	1.25%	to	1.25%	12.05%	to	12.05%

BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
2025	28,489	101.41	to	115.04	1,055,872	—%			0.50%	to	1.25%	11.15%	to	11.99%
2024	27,243	91.23	to	102.73	886,301	—%			0.50%	to	1.25%	29.89%	to	30.87%
2023	7,111	70.24	to	78.49	516,838	—%			0.50%	to	1.25%	47.01%	to	48.11%
2022	7,311	47.78	to	52.99	360,242	—%			0.50%	to	1.25%	(38.61)%	to	(38.15)%
2021	6,084	77.83	to	85.68	486,918	0.00%	to	0.00%	0.50%	to	1.25%	19.20%	to	20.09%

BlackRock Equity Dividend Fund - Investor A Shares
2025	60,763	65.60	to	80.95	3,042,894	1.90%			0.00%	to	1.25%	19.89%	to	21.40%
2024	46,123	54.71	to	66.68	2,700,328	2.13%			0.00%	to	1.25%	8.18%	to	9.55%
2023	52,027	50.58	to	60.87	2,800,405	1.96%			0.00%	to	1.25%	10.98%	to	12.37%
2022	53,937	45.57	to	54.17	2,594,337	1.35%			0.00%	to	1.25%	(5.37)%	to	(4.18)%
2021	56,415	48.16	to	56.53	2,851,718	0.00%	to	1.17%	0.00%	to	1.25%	18.59%	to	20.08%

BlackRock Global Allocation Fund, Inc. - Investor A Shares
2025	267,490	27.24	to	28.38	5,977,743	2.53%			0.00%	to	1.25%	17.89%	to	19.38%
2024	279,434	23.11	to	23.77	5,331,354	1.05%			0.00%	to	1.25%	7.64%	to	9.00%
2023	295,606	21.47	to	21.81	5,871,687	1.18%			0.00%	to	1.25%	10.95%	to	12.34%
2022	324,473	19.35	to	19.41	5,779,166	—%			0.00%	to	1.25%	(16.32)%	to	(21.83)%
2021	335,106	23.12	to	24.83	7,136,137	0.00%	to	0.00%	0.00%	to	1.25%	5.13%	to	6.45%

BlackRock LifePath® Dynamic 2030 Fund - Institutional Shares #
2025	345,149	27.39	to	51.27	11,285,663	2.15%			0.00%	to	1.25%	12.19%	to	13.60%
2024	465,783	45.13	to	24.42	11,952,902	4.93%			0.00%	to	1.25%	8.90%	to	10.28%

BlackRock LifePath® Dynamic 2030 Fund - Investor A Shares #
2025	601,899	25.29	to	26.37	14,237,865	2.29%			0.00%	to	1.25%	11.86%	to	13.27%
2024	607,114	22.60	to	23.28	13,235,988	4.93%			0.00%	to	1.25%	8.74%	to	10.11%

BlackRock LifePath® Dynamic 2030 Fund #
2023	1,069,848	22.42	to	40.92	24,246,415	3.29%			0.00%	to	1.25%	22.46%	to	15.38%
2022	1,101,301	18.31	to	35.47	22,122,308	1.42%			0.00%	to	1.25%	(22.65)%	to	(15.83)%
2021	1,212,172	23.67	to	42.14	29,297,504	0.00%	to	0.00%	0.00%	to	1.25%	10.07%	to	11.46%

BlackRock LifePath® Dynamic 2035 Fund - Investor A Shares
2025	65,501	26.08	to	31.05	1,749,582	1.48%			0.00%	to	1.25%	13.61%	to	15.04%
2024	54,805	22.95	to	26.99	1,285,418	4.55%			0.00%	to	1.25%	10.08%	to	11.47%
2023	43,814	20.85	to	23.22	930,369	3.17%			0.35%	to	1.25%	15.55%	to	18.53%
2022	44,343	18.05	to	19.59	813,339	1.21%			0.50%	to	1.25%	(17.83)%	to	(17.21)%
2021	36,648	21.96	to	23.66	814,515	0.00%	to	16.31%	0.50%	to	1.25%	12.06%	to	15.46%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
BlackRock LifePath® Dynamic 2040 Fund - Institutional Shares #
2025	362,839	32.54	to	63.37	12,685,715	2.01%			0.00%	to	1.25%	15.43%	to	16.88%
2024	545,502	28.19	to	54.22	14,646,550	4.42%			0.00%	to	1.25%	12.51%	to	13.93%

BlackRock LifePath® Dynamic 2040 Fund - Investor A Shares #
2025	709,130	29.96	to	30.51	19,673,486	2.53%			0.00%	to	1.25%	15.22%	to	16.67%
2024	762,410	26.00	to	26.15	18,167,225	5.06%			0.00%	to	1.25%	12.21%	to	13.63%

BlackRock LifePath® Dynamic 2040 Fund #
2023	1,214,307	25.06	to	47.59	29,032,921	3.72%			0.00%	to	1.25%	17.75%	to	19.23%
2022	1,201,977	21.28	to	39.91	24,765,260	1.45%			0.00%	to	1.25%	(18.11)%	to	(17.09)%
2021	1,272,679	25.99	to	48.14	31,993,685	0.00%	to	6.65%	0.00%	to	1.25%	14.60%	to	16.04%

BlackRock LifePath® Dynamic 2045 Fund - Investor A Shares
2025	31,371	31.31	to	37.28	964,814	1.34%			0.00%	to	1.25%	16.66%	to	18.13%
2024	19,491	26.84	to	31.56	515,535	4.47%			0.00%	to	1.25%	13.81%	to	15.25%
2023	17,363	23.58	to	26.26	419,184	2.63%			0.35%	to	1.25%	19.23%	to	20.30%
2022	31,538	19.78	to	21.83	639,901	1.23%			0.35%	to	1.25%	(18.90)%	to	(18.17)%
2021	24,645	24.39	to	26.68	612,678	0.00%	to	6.01%	0.35%	to	1.25%	15.87%	to	16.92%

BlackRock LifePath® Dynamic 2050 Fund - Institutional Shares #
2025	106,308	45.02	to	45.02	4,039,226	1.41%			0.00%	to	0.00%	20.05%	to	20.05%
2024	150,784	37.50	to	37.50	4,727,207	4.62%			0.00%	to	0.00%	16.46%	to	16.46%

BlackRock LifePath® Dynamic 2050 Fund - Investor A Shares #
2025	118,739	36.65	to	44.68	4,471,135	1.36%			0.00%	to	1.25%	18.30%	to	19.79%
2024	154,237	30.98	to	37.30	4,945,903	4.51%			0.00%	to	1.25%	14.69%	to	16.14%

BlackRock LifePath® Dynamic 2050 Fund #
2023	296,053	27.01	to	32.20	8,384,503	3.13%			0.00%	to	1.25%	20.19%	to	22.02%
2022	271,937	22.48	to	26.39	6,440,123	1.44%			0.00%	to	1.25%	(19.91)%	to	(18.92)%
2021	272,034	28.07	to	32.54	8,002,942	0.00%	to	6.67%	0.00%	to	1.25%	16.41%	to	18.45%

BlackRock LifePath® Dynamic 2055 Fund - Investor A Shares
2025	79,720	33.77	to	40.21	2,167,979	0.43%			0.00%	to	1.25%	19.08%	to	20.58%
2024	62,962	28.36	to	33.35	1,473,549	4.07%			0.00%	to	1.25%	15.30%	to	16.76%
2023	40,530	24.60	to	27.39	1,018,463	3.31%			0.35%	to	1.25%	20.27%	to	21.35%
2022	33,954	20.45	to	22.57	703,714	1.30%			0.35%	to	1.25%	(19.91)%	to	(19.19)%
2021	41,972	25.53	to	27.93	1,089,139	0.00%	to	6.16%	0.35%	to	1.25%	16.67%	to	17.72%

BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares (2)
2025	11,792	12.69	to	15.46	177,667	0.23%			0.35%	to	1.25%	19.29%	to	20.36%
2024	2,643	10.64	to	12.84	32,551	5.88%			0.35%	to	1.25%	6.41%	to	28.42%
(2) BlackRock LifePath® Dynamic 2060 Fund - Investor A Shares commenced operations on January 4, 2024.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares (3)
2025	1,557	12.69	to	15.62	22,209	0.12%			0.35%	to	1.05%	19.48%	to	20.32%
2024	1,734	10.62	to	12.99	21,178	4.28%			0.35%	to	1.05%	6.25%	to	15.88%
2023	43	11.21	to	11.21	481	1.66%			0.35%	to	0.35%	12.05%	to	12.05%
(3) BlackRock LifePath® Dynamic 2065 Fund - Investor A Shares commenced operations on October 13, 2023.

BlackRock LifePath® Dynamic Retirement Fund - Institutional Shares #
2025	204,912	22.83	to	36.21	5,645,295	2.29%			0.00%	to	1.25%	10.62%	to	12.01%
2024	256,063	20.64	to	32.33	6,100,188	4.74%			0.00%	to	1.25%	7.04%	to	8.40%

BlackRock LifePath® Dynamic Retirement Fund - Investor A Shares #
2025	303,861	21.57	to	24.43	6,599,297	2.93%			0.00%	to	1.25%	10.35%	to	11.74%
2024	296,147	19.55	to	21.86	5,807,078	5.51%			0.00%	to	1.25%	6.77%	to	8.12%
2023	32,156	17.52	to	19.51	566,992	3.36%			0.35%	to	1.25%	11.47%	to	18.82%
2022	44,815	15.71	to	16.42	707,890	1.03%			0.85%	to	1.25%	(16.59)%	to	(16.25)%
2021	47,768	18.84	to	19.61	909,542	0.00%	to	7.69%	0.50%	to	1.25%	7.21%	to	11.46%

BlackRock LifePath® Dynamic Retirement Fund #
2023	582,560	18.31	to	20.22	11,990,065	3.86%			0.00%	to	1.25%	5.25%	to	(23.88)%
2022	687,655	17.39	to	26.56	12,945,939	0.74%			0.00%	to	1.25%	(15.91)%	to	(14.85)%
2021	798,359	20.68	to	31.20	17,822,960	0.00%	to	3.47%	0.00%	to	1.25%	5.56%	to	6.88%

BlackRock Mid-Cap Growth Equity Portfolio - Investor A Shares
2025	7,535	39.06	to	44.51	304,508	—%			0.35%	to	1.25%	(1.10)%	to	(0.20)%
2024	10,712	39.50	to	44.60	434,781	—%			0.35%	to	1.25%	10.78%	to	11.79%
2023	12,441	35.65	to	39.90	457,634	—%			0.35%	to	1.25%	26.34%	to	27.48%
2022	13,163	28.22	to	31.30	381,360	—%			0.35%	to	1.25%	(38.29)%	to	(37.74)%
2021	15,762	45.73	to	50.27	736,270	0.00%	to	0.00%	0.35%	to	1.25%	12.77%	to	15.42%

BlackRock Mid-Cap Value Fund - Investor A Shares
2025	33,247	41.58	to	11.11	1,110,617	1.81%			0.25%	to	1.25%	12.02%	to	11.11%
2024	33,375	37.12	to	38.77	1,042,188	1.58%			0.35%	to	1.25%	7.75%	to	8.73%
2023	39,879	34.45	to	35.66	1,212,135	1.36%			0.35%	to	1.25%	10.90%	to	11.90%
2022	47,827	31.06	to	31.86	1,433,009	0.84%			0.35%	to	1.25%	(5.41)%	to	(11.61)%
2021	55,496	32.84	to	36.05	1,724,294	0.77%	to	0.77%	0.35%	to	1.25%	24.51%	to	25.64%

BlackRock S&P 500 Index V.I. Fund - Class I Shares #
2025	452,778	25.74	to	28.37	12,156,736	1.13%			0.00%	to	1.25%	16.26%	to	17.72%
2024	484,212	22.14	to	24.10	11,054,274	1.26%			0.00%	to	1.25%	23.28%	to	24.83%

BlackRock S&P 500 Index V.I. Fund - Class III Shares #
2025	441,222	25.25	to	27.83	8,110,837	0.88%			0.00%	to	1.25%	15.96%	to	17.42%
2024	491,715	21.77	to	23.70	7,574,189	1.02%			0.00%	to	1.25%	22.97%	to	24.52%

BlackRock S&P 500 Index V.I. Fund #
2023	820,391	17.71	to	19.31	15,251,401	1.30%			0.00%	to	1.25%	24.34%	to	26.22%
2022	839,841	14.24	to	15.30	12,480,348	1.39%			0.00%	to	1.25%	(19.43)%	to	(18.23)%
2021	870,492	17.68	to	18.71	15,899,905	0.00%	to	0.00%	0.00%	to	1.25%	25.76%	to	27.34%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
BNY Mellon Bond Market Index Fund - Investor Class
2025	1,041,577	12.32	to	15.36	15,524,228	3.56%			0.00%	to	1.25%	5.34%	to	6.66%
2024	1,033,878	11.69	to	14.40	14,445,733	3.46%			0.00%	to	1.25%	(0.24)%	to	1.02%
2023	968,316	11.72	to	14.26	13,372,238	3.14%			0.00%	to	1.25%	3.83%	to	5.13%
2022	961,586	11.29	to	13.56	12,623,622	2.20%			0.00%	to	1.25%	6.91%	to	(13.63)%
2021	1,041,642	10.56	to	15.70	15,808,474	0.00%	to	0.00%	0.00%	to	1.25%	(4.43)%	to	(3.16)%

BNY Mellon Core Plus Fund - Class A
2025	43,840	11.13	to	11.89	514,859	4.32%			0.35%	to	1.25%	5.75%	to	6.70%
2024	40,045	10.53	to	11.14	442,520	3.97%			0.35%	to	1.25%	0.82%	to	1.74%
2023	43,275	10.44	to	10.95	470,610	3.74%			0.35%	to	1.25%	5.45%	to	6.40%
2022	45,661	9.90	to	10.29	467,265	2.78%			0.35%	to	1.25%	(14.76)%	to	(13.99)%
2021	52,229	11.62	to	11.96	622,349	0.00%	to	2.17%	0.35%	to	1.25%	(2.08)%	to	(1.20)%

BNY Mellon International Stock Index Fund - Investor Shares
2025	10,331	26.07	to	26.07	269,332	2.80%			0.00%	to	0.00%	30.35%	to	30.35%
2024	15,753	20.00	to	20.00	315,064	2.86%			0.00%	to	0.00%	3.26%	to	3.26%
2023	16,298	19.37	to	19.37	315,682	3.02%			0.00%	to	0.00%	17.21%	to	17.21%
2022	17,974	16.53	to	16.53	297,032	2.14%			0.00%	to	0.00%	(14.55)%	to	(14.55)%
2021	18,302	19.34	to	19.34	353,970	3.10%	to	3.10%	0.00%	to	0.00%	10.85%	to	10.85%

BNY Mellon Midcap Index Fund, Inc. - Investor Shares
2025	223,379	45.07	to	162.85	20,296,382	1.04%			0.00%	to	1.25%	5.62%	to	6.94%
2024	244,717	42.67	to	152.27	20,950,723	1.05%			0.00%	to	1.25%	12.00%	to	13.42%
2023	241,728	38.10	to	134.26	19,813,039	1.13%			0.00%	to	1.25%	43.40%	to	303.30%
2022	255,117	26.57	to	33.29	17,744,160	1.21%			0.00%	to	1.25%	(25.53)%	to	(75.15)%
2021	259,930	35.68	to	133.96	21,135,160	0.00%	to	0.65%	0.00%	to	1.25%	(66.93)%	to	22.62%

BNY Mellon S&P 500 Index Fund
2025	983,593	51.20	to	63.86	53,389,825	0.78%			0.00%	to	1.25%	15.82%	to	17.28%
2024	997,495	44.21	to	54.45	47,648,766	0.95%			0.00%	to	1.25%	22.85%	to	24.40%
2023	989,306	35.99	to	43.77	39,378,587	1.16%			0.00%	to	1.25%	24.13%	to	25.68%
2022	998,040	28.99	to	34.82	33,161,274	1.18%			0.00%	to	1.25%	(19.55)%	to	(18.53)%
2021	1,012,561	36.03	to	42.75	41,404,339	0.00%	to	0.00%	0.00%	to	1.25%	26.49%	to	28.08%

BNY Mellon Smallcap Stock Index Fund - Investor Shares
2025	178,412	40.55	to	111.86	13,458,019	1.19%			0.00%	to	1.25%	4.18%	to	5.49%
2024	180,558	38.92	to	106.03	13,116,975	1.34%			0.00%	to	1.25%	6.90%	to	8.26%
2023	180,922	36.41	to	97.95	12,966,953	1.41%			0.00%	to	1.25%	48.25%	to	206.88%
2022	188,928	24.56	to	31.92	11,812,763	1.13%			0.00%	to	1.25%	(26.77)%	to	(68.60)%
2021	209,690	33.54	to	101.64	15,055,320	0.00%	to	0.83%	0.00%	to	1.25%	(58.33)%	to	24.69%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares
2025	226	59.35	to	59.35	13,435	0.22%			0.70%	to	0.70%	15.16%	to	15.16%
2024	194	51.54	to	51.54	9,992	0.52%			0.70%	to	0.70%	24.01%	to	24.01%
2023	194	41.56	to	41.56	8,057	0.71%			0.70%	to	0.70%	22.96%	to	22.96%
2022	194	33.80	to	33.80	6,552	0.52%			0.70%	to	0.70%	(23.41)%	to	(23.41)%
2021	194	44.13	to	44.13	8,562	0.74%	to	0.74%	0.70%	to	0.70%	26.11%	to	26.11%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
BNY Mellon Variable Investment Fund: Appreciation Portfolio - Initial Shares
2025	896	51.52	to	51.52	46,168	0.36%			0.70%	to	0.70%	9.30%	to	9.30%
2024	896	47.13	to	47.13	42,238	0.43%			0.70%	to	0.70%	12.02%	to	12.02%
2023	724	42.08	to	42.08	30,467	0.72%			0.70%	to	0.70%	20.13%	to	20.13%
2022	693	35.03	to	35.03	24,279	0.67%			0.70%	to	0.70%	(18.64)%	to	(18.64)%
2021	643	43.05	to	43.05	27,678	0.44%	to	0.44%	0.70%	to	0.70%	26.24%	to	26.24%

BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares (4)
2025	182	62.91	to	62.91	11,470	0.47%			0.70%	to	0.70%	16.02%	to	16.02%
2024	104	54.23	to	54.23	5,625	0.67%			0.70%	to	0.70%	21.87%	to	21.87%
(4) BNY Mellon Variable Investment Fund: Growth and Income Portfolio - Initial Shares commenced operations on January 5, 2024.

Calamos International Growth Fund - Class A
2025	99	20.55	to	20.55	2,028	0.21%			1.25%	to	1.25%	21.29%	to	21.29%
2024	99	16.94	to	16.94	1,675	0.00%			1.25%	to	1.25%	10.79%	to	10.79%
2023	99	15.29	to	15.29	1,513	0.04%			1.25%	to	1.25%	13.62%	to	13.62%
2022	99	13.46	to	13.46	1,335	—%			1.25%	to	1.25%	(31.57)%	to	(31.57)%
2021	99	19.67	to	19.67	1,943	0.01%	to	0.01%	1.25%	to	1.25%	5.45%	to	5.45%

Calvert Bond Fund - Class A
2025	121,471	14.94	to	18.09	1,921,897	4.39%			0.00%	to	1.25%	6.55%	to	7.89%
2024	139,274	14.02	to	16.77	2,072,926	4.51%			0.00%	to	1.25%	1.53%	to	2.81%
2023	138,671	13.81	to	16.31	2,011,378	4.05%			0.00%	to	1.25%	5.97%	to	7.30%
2022	138,235	13.03	to	15.20	1,912,805	2.64%			0.00%	to	1.25%	(13.55)%	to	(12.47)%
2021	142,985	15.08	to	17.36	2,273,295	0.00%	to	0.00%	0.00%	to	1.25%	(1.15)%	to	0.09%

Calvert Equity Fund - Class A
2025	133,467	53.65	to	95.35	8,591,006	0.16%			0.00%	to	1.25%	5.63%	to	6.95%
2024	152,367	50.79	to	89.15	9,482,651	0.16%			0.00%	to	1.25%	7.04%	to	8.39%
2023	170,922	47.45	to	82.25	9,333,280	0.19%			0.00%	to	1.25%	16.47%	to	24.33%
2022	162,288	40.74	to	66.15	8,164,359	—%			0.00%	to	1.25%	(18.60)%	to	(21.82)%
2021	202,881	50.05	to	84.61	12,672,053	0.00%	to	0.00%	0.00%	to	1.25%	26.37%	to	27.33%

Calvert Income Fund - Class A
2025	45,614	14.52	to	16.58	702,951	4.93%			0.50%	to	1.25%	7.53%	to	8.34%
2024	55,240	13.51	to	15.31	782,577	5.31%			0.50%	to	1.25%	3.23%	to	4.01%
2023	55,732	13.08	to	14.72	766,096	5.03%			0.50%	to	1.25%	7.20%	to	8.00%
2022	55,185	12.21	to	13.63	702,812	3.61%			0.50%	to	1.25%	(16.64)%	to	(16.01)%
2021	41,217	14.64	to	16.22	631,368	0.00%	to	2.68%	0.50%	to	1.25%	0.43%	to	1.19%

Calvert VP SRI Balanced Portfolio - Class I
2025	1,623	33.67	to	33.67	54,656	1.64%			0.70%	to	0.70%	10.70%	to	10.70%
2024	1,641	30.42	to	30.42	49,924	1.72%			0.70%	to	0.70%	18.77%	to	18.77%
2023	1,558	25.61	to	25.61	39,904	1.61%			0.70%	to	0.70%	16.01%	to	16.01%
2022	1,555	22.08	to	22.08	34,319	1.22%			0.70%	to	0.70%	(16.00)%	to	(16.00)%
2021	1,553	26.28	to	26.28	40,823	1.25%	to	1.25%	0.70%	to	0.70%	14.31%	to	14.31%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
ClearBridge Appreciation Fund - Class A
2025	24,411	47.97	to	14.11	763,563	0.32%			0.25%	to	1.05%	13.07%	to	13.98%
2024	25,058	42.43	to	12.38	672,788	0.41%			0.25%	to	1.05%	21.16%	to	23.81%
2023	20,387	34.13	to	38.32	737,062	0.70%			0.35%	to	1.25%	17.97%	to	19.03%
2022	21,454	28.93	to	32.19	654,843	0.75%			0.35%	to	1.25%	(13.70)%	to	(12.92)%
2021	21,848	33.52	to	36.97	770,098	0.52%	to	0.57%	0.35%	to	1.25%	22.04%	to	23.14%

ClearBridge Growth Fund - Class A #
2025	1,122	33.53	to	33.98	37,929	—%			0.50%	to	1.25%	11.99%	to	12.83%
2024	1,111	29.94	to	30.11	33,383	—%			0.50%	to	1.25%	10.74%	to	11.57%

ClearBridge Growth Fund - Class FI #
2025	752	29.18	to	31.44	23,438	—%			0.85%	to	1.25%	11.96%	to	12.41%
2024	602	26.06	to	27.97	16,757	—%			0.85%	to	1.25%	10.72%	to	11.17%

ClearBridge Aggressive Growth Fund #
2023	1,575	23.54	to	26.99	41,652	0.12%			0.50%	to	1.25%	22.25%	to	23.19%
2022	2,638	19.25	to	21.91	56,323	—%			0.75%	to	1.25%	(26.52)%	to	(27.19)%
2021	2,193	26.20	to	30.09	63,471	0.00%	to	0.00%	0.35%	to	1.25%	(7.26)%	to	6.25%

ClearBridge Mid Cap Fund - Class A
2025	41,104	57.69	to	11.50	1,562,034	—%			0.25%	to	1.25%	2.88%	to	3.91%
2024	40,845	56.08	to	11.07	1,550,173	0.04%			0.25%	to	1.25%	8.48%	to	10.69%
2023	27,064	51.69	to	59.07	1,560,362	—%			0.35%	to	1.25%	12.06%	to	13.07%
2022	28,959	46.13	to	52.24	1,472,537	—%			0.35%	to	1.25%	(26.16)%	to	(25.49)%
2021	28,124	62.48	to	70.12	1,923,802	0.00%	to	0.00%	0.35%	to	1.25%	26.95%	to	28.10%

ClearBridge Small Cap Fund - Class A
2025	1,162	11.05	to	11.11	12,911	0.46%			0.65%	to	1.05%	4.99%	to	5.41%
2024	1,153	10.52	to	10.54	12,160	1.03%			0.65%	to	1.05%	5.25%	to	5.45%
2023	490	19.36	to	23.52	11,347	0.82%			0.65%	to	1.05%	13.28%	to	13.74%
2022	492	17.09	to	20.68	10,017	0.24%			0.65%	to	1.05%	(20.76)%	to	(12.66)%
2021	517	21.57	to	23.68	12,065	0.28%	to	0.63%	0.65%	to	1.25%	30.93%	to	43.15%

ClearBridge Small Cap Growth Fund - Class A #
2025	3,990	42.65	to	34.00	146,642	—%			0.35%	to	1.25%	7.90%	to	8.87%
2024	5,319	39.53	to	31.23	192,690	—%			0.35%	to	1.25%	2.79%	to	3.73%

ClearBridge Small Cap Growth Fund - Class FI #
2025	11,856	35.73	to	41.10	466,584	—%			0.50%	to	1.25%	7.82%	to	8.63%
2024	13,616	33.14	to	37.83	493,345	—%			0.50%	to	1.25%	2.80%	to	3.57%

ClearBridge Small Cap Growth Fund #
2023	20,345	38.46	to	30.11	713,257	—%			0.35%	to	1.25%	27.93%	to	8.25%
2022	27,066	30.06	to	27.81	892,683	—%			0.35%	to	1.25%	(44.60)%	to	(29.07)%
2021	29,217	54.26	to	39.21	1,363,504	0.00%	to	0.00%	0.35%	to	1.25%	11.51%	to	10.51%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
ClearBridge Value Fund - Class A
2025	3,872	11.14	to	11.14	43,129	1.35%			1.25%	to	1.25%	9.09%	to	9.09%
2024	4,100	10.21	to	10.25	41,867	1.51%			0.50%	to	1.25%	2.10%	to	2.46%
2023	1,552	23.77	to	22.09	36,866	1.08%			0.50%	to	1.25%	12.46%	to	13.31%
2022	1,553	21.13	to	19.49	32,794	1.18%			0.50%	to	1.25%	(8.89)%	to	(8.21)%
2021	1,562	23.20	to	21.24	36,198	1.21%	to	1.48%	0.50%	to	1.25%	25.38%	to	24.44%

ClearBridge Value Fund - Class FI
2025	7,504	40.11	to	120.40	319,068	0.91%			0.00%	to	1.25%	8.96%	to	10.33%
2024	7,652	36.81	to	31.84	291,996	0.41%			0.00%	to	1.25%	13.57%	to	15.00%
2023	7,561	32.42	to	27.69	255,054	0.96%			0.00%	to	1.25%	17.73%	to	19.21%
2022	8,916	27.53	to	23.22	246,554	0.74%			0.00%	to	1.25%	(76.49)%	to	(22.12)%
2021	9,267	117.12	to	29.82	274,942	0.47%	to	0.48%	0.00%	to	1.25%	503.12%	to	26.34%

Columbia Acorn International Select℠ - Class A
2025	34	11.77	to	12.17	413	6.48%			0.65%	to	1.25%	19.61%	to	20.33%
2024	35	9.84	to	10.11	346	0.83%			0.65%	to	1.25%	(1.55)%	to	(0.95)%
2023	35	10.00	to	10.21	351	—%			0.65%	to	1.25%	16.66%	to	17.36%
2022	269	8.57	to	8.70	2,310	—%			0.65%	to	1.25%	(37.58)%	to	(37.21)%
2021	374	13.73	to	13.86	5,138	0.71%	to	0.78%	0.00%	to	1.25%	9.12%	to	9.77%

Columbia Acorn® Fund - Class A
2025	10,922	58.64	to	66.53	655,632	—%			0.50%	to	1.25%	3.26%	to	4.04%
2024	16,954	56.79	to	63.95	1,004,635	—%			0.50%	to	1.25%	12.73%	to	13.58%
2023	19,202	50.38	to	56.30	1,004,042	—%			0.50%	to	1.25%	20.09%	to	12.91%
2022	27,338	41.95	to	49.87	1,229,545	—%			0.00%	to	1.25%	(34.83)%	to	(34.01)%
2021	24,828	64.37	to	75.56	1,695,202	0.00%	to	0.96%	0.00%	to	1.25%	7.44%	to	8.79%

Columbia Contrarian Core Fund - Class A
2025	3,752	109.26	to	123.94	423,869	0.11%			0.50%	to	1.25%	15.65%	to	16.52%
2024	3,170	94.47	to	106.37	310,602	0.33%			0.50%	to	1.25%	21.51%	to	22.43%
2023	3,317	77.75	to	86.88	266,547	0.29%			0.50%	to	1.25%	30.12%	to	31.10%
2022	5,372	59.75	to	66.27	327,151	0.20%			0.50%	to	1.25%	(19.80)%	to	(19.20)%
2021	6,266	74.50	to	82.02	477,143	0.00%	to	0.11%	0.50%	to	1.25%	22.48%	to	23.40%

Columbia Intrinsic Value Fund - Institutional Class (5)
2025	7,747	31.95	to	36.74	273,558	1.22%			0.50%	to	1.25%	18.42%	to	19.31%
2024	7,906	26.98	to	30.79	234,519	1.60%			0.50%	to	1.25%	14.33%	to	15.19%
2023	7,747	23.60	to	26.73	199,631	2.02%			0.50%	to	1.25%	8.48%	to	9.30%
2022	5,761	21.75	to	24.46	136,766	1.57%			0.50%	to	1.25%	(6.22)%	to	(5.52)%
2021	5,567	23.19	to	25.89	139,805	1.17%	to	1.36%	0.50%	to	1.25%	22.42%	to	23.34%
(5) Columbia Large Cap Value Fund - Institutional Class, name changed to Columbia Intrinsic Value Fund - Institutional Class, effective September 2, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Columbia Large Cap Growth Opportunity Fund - Class A
2025	33,313	33.07	to	35.92	1,124,287	—%			0.35%	to	1.25%	13.87%	to	14.90%
2024	32,321	29.04	to	31.26	957,829	—%			0.35%	to	1.25%	22.90%	to	24.02%
2023	38,139	23.63	to	25.21	919,150	—%			0.35%	to	1.25%	29.64%	to	30.80%
2022	42,784	18.23	to	19.27	792,668	—%			0.35%	to	1.25%	(30.56)%	to	(29.93)%
2021	44,322	26.25	to	27.50	1,181,260	0.00%	to	0.00%	0.35%	to	1.25%	17.59%	to	18.66%

Columbia Select Mid Cap Value Fund - Class A #
2025	65,530	29.87	to	37.70	1,792,836	0.62%			0.00%	to	1.25%	12.21%	to	13.62%
2024	69,124	26.62	to	33.18	1,649,105	0.78%			0.00%	to	1.25%	11.45%	to	12.86%

Columbia Select Mid Cap Value Fund - Institutional Class #
2025	16,855	20.77	to	21.65	353,424	0.87%			0.50%	to	1.25%	12.42%	to	13.27%
2024	17,108	18.47	to	19.11	318,554	1.01%			0.50%	to	1.25%	11.75%	to	12.59%

Columbia Select Mid Cap Value Fund #
2023	78,544	16.53	to	29.40	1,896,086	0.88%			0.00%	to	1.25%	9.14%	to	10.25%
2022	81,812	15.15	to	26.66	1,812,663	0.60%			0.00%	to	1.25%	(10.27)%	to	(4.70)%
2021	62,224	16.88	to	27.98	1,476,680	0.00%	to	0.00%	0.35%	to	1.25%	30.55%	to	31.96%

Columbia Select Small Cap Value Fund - Institutional Class
2025	29	20.55	to	20.55	594	0.71%			0.75%	to	0.75%	4.97%	to	4.97%
2024	29	19.58	to	19.58	567	0.69%			0.75%	to	0.75%	11.93%	to	11.93%
2023	29	17.49	to	17.49	509	0.84%			0.75%	to	0.75%	11.80%	to	11.80%
2022	29	15.65	to	15.65	454	0.86%			0.75%	to	0.75%	(15.79)%	to	(15.79)%
2021	29	18.58	to	18.58	536	0.22%	to	0.56%	0.50%	to	0.75%	30.53%	to	32.43%

Columbia Seligman Global Technology Fund - Class A
2025	7,572	127.23	to	150.46	1,058,472	—%			0.35%	to	1.25%	33.40%	to	34.61%
2024	9,331	95.37	to	111.78	972,639	—%			0.35%	to	1.25%	24.75%	to	25.88%
2023	10,443	76.45	to	88.79	876,174	—%			0.35%	to	1.25%	43.35%	to	44.64%
2022	9,584	53.33	to	61.39	562,468	—%			0.35%	to	1.25%	(32.54)%	to	(31.93)%
2021	9,273	79.05	to	90.18	801,197	0.00%	to	0.00%	0.35%	to	1.25%	37.14%	to	38.38%

Columbia Seligman Technology and Information Fund - Class A
2025	12,538	168.91	to	163.56	2,015,620	—%			0.00%	to	1.25%	35.69%	to	37.39%
2024	12,542	124.48	to	119.04	1,475,217	—%			0.00%	to	1.25%	25.20%	to	26.79%
2023	9,778	99.42	to	93.89	933,967	—%			0.00%	to	1.25%	42.44%	to	44.22%
2022	9,707	69.80	to	65.10	646,416	—%			0.00%	to	1.25%	(36.18)%	to	(31.23)%
2021	11,157	109.37	to	94.67	1,080,346	0.00%	to	0.00%	0.00%	to	1.25%	38.93%	to	37.20%

Columbia Small Cap Value Discovery Fund - Class A (6)
2025	3,137	70.38	to	76.56	227,195	2.39%			0.75%	to	1.25%	13.18%	to	13.75%
2024	2,883	62.18	to	67.30	184,124	0.56%			0.75%	to	1.25%	7.28%	to	7.82%
2023	2,551	57.96	to	62.42	151,569	0.58%			0.75%	to	1.25%	19.86%	to	20.46%
2022	2,756	48.36	to	51.82	136,374	0.34%			0.75%	to	1.25%	(9.96)%	to	(9.51)%
2021	2,869	53.71	to	57.26	157,765	0.00%	to	0.00%	0.50%	to	1.25%	27.16%	to	28.11%
(6) Columbia Small Cap Value I Fund - Class A, name changed to Columbia Small Cap Value Discovery Fund - Class A, effective September 02, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
CRM Mid Cap Value Fund - Investor Shares
2025	12,614	39.68	to	51.25	365,360	0.06%			0.00%	to	1.25%	7.52%	to	8.88%
2024	13,338	36.91	to	47.07	369,242	0.07%			0.00%	to	1.25%	7.37%	to	8.72%
2023	8,414	34.38	to	43.29	334,682	1.06%			0.00%	to	1.25%	5.07%	to	6.39%
2022	9,688	32.72	to	40.69	361,018	1.16%			0.00%	to	1.25%	(10.49)%	to	(9.37)%
2021	9,340	36.55	to	44.90	385,289	0.74%	to	0.97%	0.00%	to	1.25%	27.48%	to	29.09%

Davis Financial Fund - Class A
2025	5,253	42.84	to	39.28	224,208	1.50%			0.50%	to	1.25%	27.68%	to	28.64%
2024	5,152	33.55	to	30.53	169,798	1.31%			0.50%	to	1.25%	27.93%	to	28.90%
2023	8,237	26.23	to	23.69	214,179	1.47%			0.50%	to	1.25%	14.09%	to	14.95%
2022	12,494	22.99	to	20.61	272,350	1.54%			0.50%	to	1.25%	(15.46)%	to	(9.36)%
2021	13,000	27.19	to	22.73	311,792	0.89%	to	1.20%	0.50%	to	1.25%	30.81%	to	29.83%

Davis New York Venture Fund - Class A
2025	147,298	54.30	to	180.83	5,071,959	1.15%			0.00%	to	1.25%	25.30%	to	26.88%
2024	174,040	43.33	to	142.52	4,749,607	1.52%			0.00%	to	1.25%	16.04%	to	17.51%
2023	130,235	37.34	to	121.29	4,964,063	0.92%			0.00%	to	1.25%	68.36%	to	317.01%
2022	141,339	22.18	to	29.09	4,151,678	1.47%			0.00%	to	1.25%	(37.84)%	to	(74.27)%
2021	157,904	35.68	to	113.04	5,616,143	0.00%	to	0.00%	0.00%	to	1.25%	11.11%	to	12.51%

Davis Opportunity Fund - Class A
2025	1,930	42.59	to	41.93	76,499	0.71%			0.50%	to	1.25%	20.50%	to	21.41%
2024	2,686	35.34	to	34.54	89,628	0.95%			0.50%	to	1.25%	11.37%	to	12.21%
2023	3,130	31.73	to	30.78	95,758	1.34%			0.50%	to	1.25%	20.61%	to	21.52%
2022	4,016	26.31	to	25.33	102,179	0.36%			0.50%	to	1.25%	(15.14)%	to	(14.51)%
2021	4,204	31.00	to	29.63	123,934	0.08%	to	0.14%	0.50%	to	1.25%	24.34%	to	23.41%

Domini Impact Equity Fund℠ - Investor Shares
2025	4,059	42.94	to	52.03	175,299	0.27%			0.35%	to	1.25%	10.24%	to	11.24%
2024	6,428	38.95	to	46.78	255,733	0.27%			0.35%	to	1.25%	20.35%	to	21.45%
2023	6,711	32.36	to	38.52	226,490	0.40%			0.35%	to	1.25%	26.83%	to	27.97%
2022	3,730	25.52	to	30.10	97,782	0.11%			0.35%	to	1.25%	(26.62)%	to	(25.96)%
2021	3,131	34.77	to	40.65	111,820	0.00%	to	0.14%	0.00%	to	1.25%	19.80%	to	274.58%

DWS Core Equity VIP - Class A
2025	657	59.41	to	59.41	39,007	0.76%			0.70%	to	0.70%	16.02%	to	16.02%
2024	598	51.20	to	51.20	30,612	0.81%			0.70%	to	0.70%	19.24%	to	19.24%
2023	561	42.94	to	42.94	24,081	0.92%			0.70%	to	0.70%	24.70%	to	24.70%
2022	571	34.44	to	34.44	19,650	0.79%			0.70%	to	0.70%	(16.12)%	to	(16.12)%
2021	581	41.05	to	41.05	23,851	0.76%	to	0.76%	0.70%	to	0.70%	24.43%	to	24.43%

DWS CROCI® Equity Dividend Fund - Class A
2025	9,484	23.61	to	23.89	224,025	4.02%			0.35%	to	1.25%	2.17%	to	3.10%
2024	10,651	23.11	to	23.17	247,373	2.51%			0.35%	to	1.25%	12.03%	to	13.05%
2023	10,460	20.63	to	20.50	215,732	2.75%			0.35%	to	1.25%	4.03%	to	4.97%
2022	10,079	19.83	to	19.53	198,860	2.49%			0.35%	to	1.25%	(6.11)%	to	0.81%
2021	10,507	21.12	to	19.37	204,474	0.98%	to	2.44%	0.35%	to	1.25%	18.93%	to	17.87%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
DWS Emerging Markets Fixed Income Fund - Class A
2025	117	17.70	to	18.30	2,101	7.29%			1.05%	to	1.25%	12.20%	to	12.43%
2024	117	15.77	to	16.28	1,873	6.40%			1.05%	to	1.25%	9.22%	to	9.44%
2023	118	14.44	to	14.88	1,711	6.31%			1.05%	to	1.25%	9.46%	to	9.67%
2022	118	13.19	to	13.56	1,566	5.93%			1.05%	to	1.25%	(20.52)%	to	(20.37)%
2021	614	16.60	to	17.03	10,422	4.11%	to	19.16%	0.50%	to	1.25%	(2.84)%	to	4.47%

DWS International Opportunities Fund - Class A (7)
2025	5,787	20.43	to	19.13	112,429	1.19%			0.50%	to	1.25%	17.64%	to	18.53%
2024	4,530	17.37	to	16.14	73,532	0.79%			0.50%	to	1.25%	7.71%	to	8.52%
2023	8,221	16.12	to	14.87	132,576	1.35%			0.50%	to	1.25%	14.01%	to	14.87%
2022	9,660	14.14	to	12.95	135,250	0.31%			0.50%	to	1.25%	(34.49)%	to	(29.76)%
2021	10,161	21.59	to	18.43	199,823	0.00%	to	1.55%	0.50%	to	1.25%	7.35%	to	6.55%
(7) DWS International Growth Fund -Class A, name changed to DWS International Opportunities Fund - Class A, effective December 01, 2025.

DWS RREEF Real Estate Securities Fund - Class A
2025	1,545	25.42	to	10.57	29,233	2.17%			0.00%	to	0.85%	(1.37)%	to	(0.53)%
2024	1,690	25.77	to	10.63	31,123	2.30%			0.00%	to	0.85%	4.89%	to	6.30%
2023	869	24.57	to	24.57	21,352	1.60%			0.85%	to	0.85%	10.96%	to	10.96%
2022	869	22.14	to	22.14	19,244	1.31%			0.85%	to	0.85%	(28.24)%	to	(28.24)%
2021	869	30.85	to	30.85	26,809	1.08%	to	1.08%	0.85%	to	0.85%	41.32%	to	41.32%

Eaton Vance Atlanta Capital SMID-Cap Fund - Class A
2025	14,474	37.89	to	45.12	641,663	—%			0.00%	to	1.25%	(7.05)%	to	(5.88)%
2024	15,148	40.77	to	47.94	710,754	—%			0.00%	to	1.25%	11.91%	to	13.33%
2023	18,545	36.43	to	42.30	768,860	—%			0.00%	to	1.25%	12.31%	to	13.72%
2022	23,856	32.44	to	37.20	867,676	—%			0.00%	to	1.25%	(10.15)%	to	(9.03)%
2021	25,936	36.10	to	40.89	1,033,100	0.00%	to	0.00%	0.00%	to	1.25%	20.41%	to	21.92%

Eaton Vance Balanced Fund - Class A
2025	7,459	46.56	to	52.83	350,044	1.23%			0.50%	to	1.25%	9.63%	to	10.45%
2024	7,638	42.47	to	47.83	327,176	1.32%			0.50%	to	1.25%	17.97%	to	18.87%
2023	7,746	36.00	to	40.24	281,336	1.60%			0.50%	to	1.25%	14.61%	to	15.47%
2022	7,530	31.41	to	34.84	239,248	1.28%			0.50%	to	1.25%	(16.62)%	to	(16.00)%
2021	7,017	37.68	to	41.48	266,849	1.10%	to	1.10%	0.50%	to	1.25%	12.59%	to	13.44%

Eaton Vance Dividend Builder Fund - Class A
2025	25,931	43.05	to	37.75	971,866	1.28%			0.00%	to	1.25%	7.13%	to	8.48%
2024	35,558	40.19	to	34.80	1,207,137	1.66%			0.00%	to	1.25%	13.08%	to	14.51%
2023	46,487	35.54	to	30.39	1,393,630	1.65%			0.00%	to	1.25%	9.78%	to	11.16%
2022	57,014	32.37	to	27.34	1,521,884	1.89%			0.00%	to	1.25%	(16.25)%	to	(9.75)%
2021	57,948	38.65	to	30.29	1,724,282	0.00%	to	1.80%	0.00%	to	1.25%	24.42%	to	22.87%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Eaton Vance Income Fund of Boston - Class A
2025	117,646	23.87	to	27.28	2,890,321	5.98%			0.00%	to	1.25%	6.83%	to	8.18%
2024	129,863	22.35	to	25.22	2,985,908	5.88%			0.00%	to	1.25%	5.74%	to	7.08%
2023	131,597	21.13	to	23.55	2,972,426	5.76%			0.00%	to	1.25%	10.38%	to	11.77%
2022	152,546	19.15	to	21.07	3,087,158	5.36%			0.00%	to	1.25%	241.90%	to	(9.13)%
2021	180,047	5.60	to	23.19	3,972,938	0.00%	to	0.00%	0.00%	to	1.25%	(74.26)%	to	4.22%

Eaton Vance Large-Cap Value Fund - Class A
2025	43,653	34.05	to	32.13	1,424,600	0.89%			0.35%	to	1.25%	10.72%	to	11.72%
2024	52,722	30.75	to	28.76	1,574,850	1.00%			0.35%	to	1.25%	10.10%	to	11.10%
2023	53,703	27.93	to	25.89	1,450,276	1.01%			0.35%	to	1.25%	6.58%	to	7.54%
2022	68,676	26.21	to	24.07	1,765,904	1.07%			0.35%	to	1.25%	(12.54)%	to	(6.03)%
2021	68,574	29.96	to	25.62	1,807,856	0.00%	to	0.00%	0.35%	to	1.25%	24.29%	to	22.75%

Eaton Vance Worldwide Health Sciences Fund - Class A
2025	8,771	50.19	to	10.33	415,940	0.48%			0.25%	to	1.25%	8.92%	to	3.27%
2024	10,766	46.08	to	48.92	496,158	0.16%			0.35%	to	1.25%	2.23%	to	3.16%
2023	13,124	45.08	to	47.42	594,787	0.12%			0.35%	to	1.25%	4.36%	to	5.30%
2022	13,806	43.20	to	45.04	593,286	0.18%			0.35%	to	1.25%	(10.55)%	to	(15.04)%
2021	16,526	48.29	to	53.01	795,332	0.00%	to	0.24%	0.35%	to	1.25%	20.54%	to	21.63%

Empower Aggressive Profile Fund - Investor Class (8)
2025	7,200	13.82	to	13.82	99,469	1.24%			1.25%	to	1.25%	16.00%	to	16.00%
(8) Empower Aggressive Profile Fund - Investor Class commenced operations on August 29, 2025.

Empower Emerging Markets Equity Fund - Investor Class (9)
2025	10,414	11.98	to	12.15	126,158	0.95%			0.25%	to	1.25%	31.13%	to	32.45%
2024	15,709	9.14	to	9.17	143,779	1.34%			0.25%	to	1.25%	(8.62)%	to	(8.26)%
(9) Empower Emerging Markets Equity Fund - Investor Class commenced operations on August 09, 2024.

Empower International Index Fund - Investor Class
2025	23,865	14.64	to	13.76	347,799	2.42%			0.25%	to	1.25%	29.29%	to	30.59%
2024	13,954	11.32	to	10.54	157,829	2.23%			0.25%	to	1.25%	1.64%	to	5.37%
2023	9,213	11.14	to	12.22	110,260	2.14%			0.35%	to	1.25%	16.06%	to	17.11%
2022	9,776	9.60	to	10.44	97,518	1.79%			0.35%	to	1.25%	(3.99)%	to	4.38%

Empower Lifetime 2015 Fund - Investor Class
2025	2,988	12.12	to	12.12	36,220	2.49%			0.95%	to	0.95%	9.10%	to	9.10%
2024	3,327	11.11	to	11.11	36,964	2.85%			0.95%	to	0.95%	5.41%	to	5.41%
2023	2,983	10.54	to	10.54	31,440	3.06%			0.95%	to	0.95%	5.39%	to	5.39%

Empower Lifetime 2020 Fund - Investor Class
2025	572	12.27	to	12.27	7,019	2.12%			0.95%	to	0.95%	9.64%	to	9.64%
2024	989	11.19	to	11.19	11,071	1.45%			0.95%	to	0.95%	5.93%	to	5.93%
2023	13,421	10.57	to	10.57	141,804	2.74%			0.95%	to	0.95%	5.66%	to	5.66%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio	Expense Ratio
							Lowest	—	Highest	Total Return Ratio
Empower Lifetime 2025 Fund - Investor Class
2025	10,346	12.49	to	12.49	129,271	2.53%	0.95%	to	0.95%	10.64%	to	10.64%
2024	9,470	11.29	to	11.29	106,937	2.68%	0.95%	to	0.95%	6.31%	to	6.31%
2023	8,104	10.62	to	10.62	86,087	2.52%	0.95%	to	0.95%	6.23%	to	6.23%

Empower Lifetime 2030 Fund - Investor Class
2025	34,887	12.79	to	12.79	446,124	2.69%	0.95%	to	0.95%	11.90%	to	11.90%
2024	33,096	11.43	to	11.43	378,203	2.99%	0.95%	to	0.95%	7.04%	to	7.04%
2023	30,283	10.68	to	10.68	323,316	2.65%	0.95%	to	0.95%	6.76%	to	6.76%

Empower Lifetime 2035 Fund - Investor Class
2025	32,800	13.15	to	13.15	431,481	2.02%	0.95%	to	0.95%	13.27%	to	13.27%
2024	30,813	11.61	to	11.61	357,850	2.25%	0.95%	to	0.95%	8.16%	to	8.16%
2023	30,008	10.74	to	10.74	322,222	2.04%	0.95%	to	0.95%	7.38%	to	7.38%

Empower Lifetime 2040 Fund - Investor Class
2025	1,185	13.52	to	13.52	16,017	2.27%	0.95%	to	0.95%	14.59%	to	14.59%
2024	1,208	11.80	to	11.80	14,244	3.33%	0.95%	to	0.95%	9.14%	to	9.14%
2023	812	10.81	to	10.81	8,774	2.93%	0.95%	to	0.95%	8.08%	to	8.08%

Empower Lifetime 2045 Fund - Investor Class
2025	5,504	13.76	to	13.76	75,741	1.80%	0.95%	to	0.95%	15.61%	to	15.61%
2024	5,350	11.90	to	11.90	63,682	1.92%	0.95%	to	0.95%	9.77%	to	9.77%
2023	5,811	10.84	to	10.84	63,016	1.82%	0.95%	to	0.95%	8.44%	to	8.44%

Empower Lifetime 2050 Fund - Investor Class
2025	14,860	13.89	to	13.89	206,373	1.97%	0.95%	to	0.95%	16.15%	to	16.15%
2024	24,650	11.96	to	11.96	294,738	2.71%	0.95%	to	0.95%	10.08%	to	10.08%
2023	21,357	10.86	to	10.86	231,981	2.39%	0.95%	to	0.95%	8.62%	to	8.62%

Empower Lifetime 2055 Fund - Investor Class
2025	1,464	13.92	to	13.92	20,380	1.21%	0.95%	to	0.95%	16.59%	to	16.59%
2024	1,101	11.94	to	11.94	13,151	1.88%	0.95%	to	0.95%	10.04%	to	10.04%
2023	482	10.85	to	10.85	5,228	1.77%	0.95%	to	0.95%	8.51%	to	8.51%

Empower Lifetime 2060 Fund - Investor Class
2025	1,191	13.91	to	13.91	16,574	2.20%	0.95%	to	0.95%	16.86%	to	16.86%
2024	995	11.91	to	11.91	11,849	4.37%	0.95%	to	0.95%	9.84%	to	9.84%
2023	335	10.84	to	10.84	3,633	3.89%	0.95%	to	0.95%	8.38%	to	8.38%

Empower Moderate Profile Fund - Investor Class (10)
2025	22,932	12.44	to	12.44	285,187	2.01%	1.25%	to	1.25%	10.54%	to	10.54%
(10) Empower Moderate Profile Fund - Investor Class commenced operations on August 29, 2025.

Empower Moderately Aggressive Profile Fund - Investor Class
2025	29,341	13.69	to	13.69	401,680	6.00%	1.25%	to	1.25%	12.38%	to	12.38%
2024	3	12.18	to	12.18	31	0.42%	1.25%	to	1.25%	7.98%	to	7.98%
2023	18	11.28	to	11.28	200	1.30%	1.25%	to	1.25%	12.82%	to	12.82%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Empower S&P 500® Index Fund - Investor Class
2025	435	11.68	to	11.68	5,080	0.37%			1.25%	to	1.25%	15.84%	to	15.84%
2024	263	10.08	to	10.08	2,656	0.42%			1.25%	to	1.25%	0.80%	to	0.80%

Empower S&P Mid Cap 400® Index Fund - Investor Class
2025	9,543	13.01	to	14.66	135,966	1.60%			0.35%	to	1.25%	5.61%	to	6.56%
2024	7,496	12.32	to	13.76	101,139	1.07%			0.35%	to	1.25%	11.86%	to	12.87%
2023	7,697	11.01	to	12.19	92,689	0.36%			0.35%	to	1.25%	14.33%	to	15.36%
2022	7,541	9.63	to	10.56	96,258	0.49%			0.35%	to	1.25%	(3.66)%	to	5.65%

Empower S&P Small Cap 600® Index Fund - Investor Class
2025	2,004	12.48	to	13.25	26,110	2.57%			0.35%	to	1.25%	4.24%	to	5.19%
2024	1,623	11.97	to	12.60	20,245	0.82%			0.35%	to	1.25%	6.59%	to	7.56%
2023	1,198	11.23	to	11.72	14,016	0.57%			0.35%	to	1.25%	14.04%	to	15.06%
2022	1,059	9.85	to	10.18	10,780	0.50%			0.35%	to	1.25%	(1.54)%	to	1.82%

Empower Short Duration Bond Fund - Investor Class (11)
2025	1,596	11.08	to	11.08	17,678	3.24%			1.25%	to	1.25%	3.99%	to	3.99%
2024	1,514	10.65	to	10.65	16,130	3.55%			1.25%	to	1.25%	2.93%	to	2.93%
2023	7,029	10.35	to	10.35	72,733	2.36%			1.25%	to	1.25%	3.47%	to	3.47%
(11) Empower Short Duration Bond Fund - Investor Class commenced operations on March 17, 2023.

Federated Hermes Fund for U.S. Government Securities - Class A
2025	14,026	12.14	to	13.49	185,139	3.84%			0.50%	to	1.25%	6.31%	to	7.11%
2024	13,495	11.42	to	12.60	166,631	3.53%			0.50%	to	1.25%	(0.77)%	to	(0.02)%
2023	13,954	11.51	to	12.60	172,339	3.17%			0.50%	to	1.25%	2.91%	to	3.68%
2022	12,714	11.19	to	12.15	151,703	2.21%			0.50%	to	1.25%	(13.14)%	to	(12.48)%
2021	11,635	12.88	to	13.88	158,836	0.00%	to	1.61%	0.50%	to	1.25%	(3.38)%	to	(2.66)%

Federated Hermes International Leaders Fund - Class A
2025	433	29.67	to	29.67	12,846	2.59%			0.50%	to	0.50%	36.22%	to	36.22%
2024	409	21.78	to	21.78	8,910	1.54%			0.50%	to	0.50%	(1.76)%	to	(1.76)%
2023	381	22.17	to	22.17	8,457	1.40%			0.50%	to	0.50%	16.41%	to	16.41%
2022	350	19.05	to	19.05	6,675	2.00%			0.50%	to	0.50%	(0.81)%	to	(9.49)%
2021	318	19.20	to	21.05	6,697	0.03%	to	0.55%	0.50%	to	1.25%	3.45%	to	4.23%

Federated Hermes Kaufmann Fund - Class R
2025	129,192	39.32	to	11.46	4,594,564	—%			0.25%	to	1.25%	10.11%	to	14.57%
2024	141,437	35.71	to	31.02	4,550,327	—%			0.35%	to	1.25%	14.96%	to	16.00%
2023	150,923	31.06	to	26.74	4,233,459	—%			0.35%	to	1.25%	13.45%	to	14.47%
2022	165,998	27.38	to	23.36	4,068,379	—%			0.35%	to	1.25%	(37.30)%	to	(30.54)%
2021	170,384	43.67	to	33.64	6,032,562	0.00%	to	0.00%	0.35%	to	1.25%	2.04%	to	1.13%

Federated Hermes MDT Mid Cap Growth Fund - Class A
2025	7,305	54.91	to	50.76	441,220	—%			0.50%	to	1.25%	8.18%	to	8.99%
2024	8,516	50.76	to	46.58	470,283	—%			0.50%	to	1.25%	31.38%	to	32.37%
2023	8,425	38.64	to	35.19	352,148	—%			0.50%	to	1.25%	25.47%	to	26.41%
2022	8,477	30.79	to	27.83	280,763	—%			0.50%	to	1.25%	(32.15)%	to	(24.95)%
2021	7,811	45.39	to	37.09	347,388	0.00%	to	0.00%	0.50%	to	1.25%	21.92%	to	21.01%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Federated Hermes MDT Small Cap Value Fund - Class A (12)
2025	1,200	26.97	to	30.58	36,502	1.14%			0.35%	to	1.25%	5.47%	to	6.43%
2024	1,192	25.57	to	28.74	34,112	0.79%			0.35%	to	1.25%	8.28%	to	9.26%
2023	2,673	23.62	to	26.30	70,049	0.76%			0.35%	to	1.25%	9.05%	to	10.04%
2022	3,816	21.66	to	23.90	91,040	0.18%			0.35%	to	1.25%	(9.93)%	to	(9.11)%
2021	2,556	24.04	to	26.30	66,937	0.08%	to	0.21%	0.35%	to	1.25%	28.58%	to	29.75%
(12) Federated Hermes Clover Small Value Fund - Class A, name changed to Federated Hermes MDT Small Cap Value Fund - Class A, effective November 26, 2025.

Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A (13)
2025	1,818	30.87	to	34.71	56,882	1.06%			0.65%	to	1.25%	13.05%	to	13.73%
2024	1,850	27.31	to	30.52	51,042	0.83%			0.65%	to	1.25%	11.45%	to	12.12%
2023	2,993	24.50	to	27.22	73,798	1.15%			0.65%	to	1.25%	7.70%	to	8.34%
2022	2,703	22.75	to	25.13	61,793	1.09%			0.65%	to	1.25%	(9.12)%	to	(8.57)%
2021	5,916	25.03	to	27.48	144,057	0.90%	to	0.91%	0.65%	to	1.25%	19.41%	to	20.12%
(13) Federated Hermes Equity Income Fund, Inc. - Class A, name changed to Federated Hermes Strategic Dividend Growth Fund, Inc. - Class A, effective October 27, 2025.

Federated Hermes Sustainable High Yield Bond Fund, Inc. - Class A
2025	7	23.83	to	23.83	170	5.56%			1.25%	to	1.25%	6.65%	to	6.65%
2024	7	22.34	to	22.34	162	5.38%			1.25%	to	1.25%	4.84%	to	4.84%
2023	7	21.31	to	21.31	155	10.47%			1.25%	to	1.25%	11.03%	to	11.03%
2022	206	19.19	to	19.19	3,952	5.36%			1.25%	to	1.25%	(7.83)%	to	(12.83)%
2021	206	20.82	to	22.02	4,558	2.28%	to	4.58%	1.05%	to	1.25%	3.39%	to	3.59%

Federated Hermes Total Return Bond Fund - Class A
2025	3,082	14.90	to	52.40	47,163	3.98%			0.50%	to	1.25%	5.38%	to	6.18%
2024	3,599	14.14	to	49.35	56,678	3.84%			0.50%	to	1.25%	0.17%	to	0.93%
2023	5,304	14.11	to	48.90	140,485	3.35%			0.50%	to	1.25%	3.30%	to	4.07%
2022	4,753	13.66	to	46.98	108,554	2.49%			0.50%	to	1.25%	(14.07)%	to	(13.42)%
2021	4,775	15.90	to	54.27	125,534	0.00%	to	2.27%	0.50%	to	1.25%	(1.61)%	to	(0.87)%

Fidelity Advisor® Equity Growth Fund - Class M
2025	14,534	77.71	to	71.14	1,042,990	—%			0.50%	to	1.25%	12.57%	to	13.41%
2024	16,407	69.03	to	62.73	1,051,860	—%			0.50%	to	1.25%	27.80%	to	28.77%
2023	15,732	54.01	to	48.71	782,322	—%			0.50%	to	1.25%	33.21%	to	34.21%
2022	16,207	40.55	to	36.30	600,496	—%			0.50%	to	1.25%	(30.22)%	to	(25.19)%
2021	16,646	58.11	to	48.52	822,020	0.00%	to	0.00%	0.50%	to	1.25%	21.84%	to	20.93%

Fidelity Advisor® Leveraged Company Stock Fund - Class M
2025	68,498	36.95	to	46.65	2,793,525	—%			0.00%	to	1.25%	18.22%	to	19.70%
2024	74,003	31.26	to	38.98	2,527,858	0.77%			0.00%	to	1.25%	24.62%	to	26.19%
2023	82,118	25.09	to	30.89	2,240,983	0.07%			0.00%	to	1.25%	23.94%	to	25.49%
2022	92,197	20.24	to	24.61	2,020,380	0.33%			0.00%	to	1.25%	(24.54)%	to	(23.59)%
2021	91,041	26.82	to	32.21	2,635,344	0.00%	to	0.04%	0.00%	to	1.25%	23.26%	to	24.81%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Fidelity Advisor® Stock Selector Fund - Class M
2025	13	47.42	to	47.42	616	—%			1.25%	to	1.25%	16.78%	to	16.78%
2024	24	40.61	to	40.61	979	—%			1.25%	to	1.25%	17.72%	to	17.72%
2023	38,024	34.50	to	36.12	1,373,201	0.23%			0.85%	to	1.25%	24.74%	to	25.24%
2022	35,854	27.65	to	28.84	1,033,813	0.21%			0.85%	to	1.25%	(20.98)%	to	(17.61)%
2021	65	35.00	to	35.00	2,279	0.00%	to	0.01%	1.05%	to	1.25%	20.96%	to	23.27%

Fidelity® VIP Balanced Portfolio - Initial Class
2025	26,659	45.84	to	45.84	1,221,920	1.82%			0.70%	to	0.70%	14.40%	to	14.40%
2024	25,100	40.07	to	42.94	1,006,141	1.49%			0.00%	to	0.70%	15.11%	to	15.92%
2023	39,438	34.81	to	37.04	1,373,125	1.69%			0.00%	to	0.70%	20.68%	to	21.53%
2022	42,320	28.84	to	30.48	1,248,788	1.28%			0.00%	to	0.70%	(18.51)%	to	(17.94)%
2021	59,152	35.39	to	37.14	2,093,919	0.00%	to	0.94%	0.00%	to	0.70%	17.44%	to	18.26%

Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2
2025	3	36.69	to	36.69	128	2.46%			0.35%	to	0.35%	11.27%	to	11.27%
2024	3	32.98	to	32.98	115	1.14%			0.35%	to	0.35%	5.84%	to	5.84%
2023	3,586	31.16	to	31.16	111,727	3.43%			0.35%	to	0.35%	10.26%	to	10.26%
2022	3,586	28.26	to	28.26	101,335	1.91%			0.35%	to	0.35%	(15.09)%	to	(15.09)%
2021	3,586	33.28	to	33.28	119,348	0.98%	to	0.98%	0.35%	to	0.35%	7.02%	to	7.02%

Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2
2025	144	42.93	to	42.93	6,174	2.58%			0.35%	to	0.35%	12.60%	to	12.60%
2024	144	38.12	to	38.12	5,483	1.10%			0.35%	to	0.35%	7.03%	to	7.03%
2023	3,077	35.62	to	35.62	109,594	3.00%			0.35%	to	0.35%	11.83%	to	11.83%
2022	3,087	31.85	to	31.85	98,315	1.86%			0.35%	to	0.35%	(16.26)%	to	(16.26)%
2021	3,087	38.04	to	38.04	117,428	0.87%	to	0.87%	0.35%	to	0.35%	8.88%	to	8.88%

Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2
2025	1,691	48.80	to	48.80	82,532	2.08%			0.35%	to	0.35%	13.84%	to	13.84%
2024	3,392	42.87	to	42.87	145,414	2.31%			0.35%	to	0.35%	7.90%	to	7.90%
2023	3,394	39.73	to	39.73	134,810	3.17%			0.35%	to	0.35%	12.93%	to	12.93%
2022	11,225	35.18	to	35.18	394,856	1.81%			0.35%	to	0.35%	(16.93)%	to	(16.93)%
2021	11,546	42.35	to	42.35	488,929	0.79%	to	0.79%	0.35%	to	0.35%	10.16%	to	10.16%

Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2
2025	14,878	53.79	to	55.19	821,099	2.15%			0.35%	to	0.50%	14.59%	to	14.76%
2024	16,738	46.94	to	48.09	804,940	2.11%			0.35%	to	0.50%	8.59%	to	8.75%
2023	15,316	43.23	to	44.22	677,235	2.30%			0.35%	to	0.50%	13.89%	to	14.06%
2022	18,477	37.96	to	38.77	716,332	1.75%			0.35%	to	0.50%	(8.98)%	to	(17.38)%
2021	17,387	41.70	to	46.92	815,816	0.00%	to	0.87%	0.35%	to	1.25%	1.07%	to	11.68%

Fidelity® VIP Freedom 2035 Portfolio℠ - Service Class 2
2025	649	23.54	to	23.54	15,286	1.96%			0.35%	to	0.35%	16.01%	to	16.01%
2024	649	20.29	to	20.29	13,177	1.67%			0.35%	to	0.35%	10.38%	to	10.38%
2023	649	18.38	to	18.38	11,938	1.75%			0.35%	to	0.35%	16.12%	to	16.12%
2022	649	15.83	to	15.83	10,280	1.49%			0.35%	to	0.35%	(18.17)%	to	(18.17)%
2021	649	19.34	to	19.34	12,554	0.83%	to	0.83%	0.35%	to	0.35%	14.77%	to	14.77%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Fidelity® VIP Freedom 2050 Portfolio℠ - Service Class 2
2025	33	25.98	to	25.98	852	1.27%			0.35%	to	0.35%	19.08%	to	19.08%
2024	33	21.82	to	21.82	715	1.15%			0.35%	to	0.35%	13.15%	to	13.15%
2023	33	19.28	to	19.28	632	1.29%			0.35%	to	0.35%	18.78%	to	18.78%
2022	33	16.23	to	16.23	532	1.43%			0.35%	to	0.35%	(18.75)%	to	(18.75)%
2021	33	19.98	to	19.98	657	0.72%	to	0.72%	0.35%	to	0.35%	17.10%	to	17.10%

Fidelity® VIP Growth & Income Portfolio - Initial Class
2025	4,299	56.11	to	56.11	241,208	1.56%			0.70%	to	0.70%	20.65%	to	20.65%
2024	4,466	46.51	to	46.51	207,685	1.05%			0.70%	to	0.70%	21.36%	to	21.36%
2023	7,502	38.32	to	38.32	287,475	1.73%			0.70%	to	0.70%	17.89%	to	17.89%
2022	6,616	32.50	to	32.50	215,043	1.60%			0.70%	to	0.70%	(5.61)%	to	(5.61)%
2021	7,337	34.44	to	34.44	252,666	1.79%	to	1.79%	0.70%	to	0.70%	25.07%	to	25.07%

Fidelity® VIP Growth Opportunities Portfolio - Initial Class
2025	8,768	118.06	to	118.06	1,035,130	—%			0.70%	to	0.70%	21.10%	to	21.10%
2024	9,844	97.49	to	97.49	959,702	—%			0.70%	to	0.70%	37.92%	to	37.92%
2023	13,143	70.69	to	70.69	929,105	—%			0.70%	to	0.70%	44.64%	to	44.64%
2022	12,046	48.87	to	48.87	588,766	—%			0.70%	to	0.70%	(38.58)%	to	(38.58)%
2021	14,582	79.58	to	79.58	1,160,384	0.00%	to	0.00%	0.00%	to	0.70%	11.16%	to	11.94%

Fidelity® VIP Overseas Portfolio - Initial Class
2025	1,644	24.18	to	24.18	39,753	1.86%			0.70%	to	0.70%	19.55%	to	19.55%
2024	2,486	20.23	to	20.23	50,292	1.65%			0.70%	to	0.70%	4.32%	to	4.32%
2023	2,493	19.39	to	19.39	48,347	1.05%			0.70%	to	0.70%	19.67%	to	19.67%
2022	2,601	16.20	to	16.20	42,141	1.08%			0.70%	to	0.70%	(25.01)%	to	(25.01)%
2021	2,629	21.61	to	21.61	56,824	0.54%	to	0.54%	0.70%	to	0.70%	18.86%	to	18.86%

Fidelity® VIP Value Strategies Portfolio - Initial Class
2025	999	43.06	to	43.06	43,036	1.15%			0.70%	to	0.70%	7.23%	to	7.23%
2024	1,009	40.16	to	40.16	40,504	0.13%			0.70%	to	0.70%	8.63%	to	8.63%
2023	13,190	36.97	to	36.97	487,567	1.11%			0.70%	to	0.70%	20.01%	to	20.01%
2022	14,413	30.80	to	30.80	443,941	1.07%			0.70%	to	0.70%	(7.67)%	to	(7.67)%
2021	14,810	33.36	to	33.36	494,095	2.02%	to	2.02%	0.70%	to	0.70%	32.67%	to	32.67%

Franklin Conservative Allocation Fund - Class A
2025	80,586	20.84	to	23.39	1,662,965	3.26%			0.00%	to	1.25%	10.77%	to	12.16%
2024	83,811	18.81	to	20.85	1,572,529	2.53%			0.00%	to	1.25%	6.71%	to	8.06%
2023	82,684	17.63	to	19.30	1,462,167	2.47%			0.00%	to	1.25%	9.99%	to	11.37%
2022	112,242	16.03	to	17.33	1,801,671	1.56%			0.00%	to	1.25%	(16.27)%	to	(17.56)%
2021	133,365	19.14	to	21.02	2,541,021	0.00%	to	2.28%	0.00%	to	1.25%	6.84%	to	8.18%

Franklin Core Plus Bond Fund - Class A
2025	146,182	17.09	to	11.08	2,511,171	4.49%			0.25%	to	1.25%	5.85%	to	6.92%
2024	150,852	16.15	to	10.37	2,474,541	4.68%			0.25%	to	1.25%	1.99%	to	3.02%
2023	142,160	15.83	to	16.92	2,322,315	4.65%			0.35%	to	1.25%	7.07%	to	8.04%
2022	144,986	14.79	to	15.66	2,199,335	4.13%			0.35%	to	1.25%	(11.83)%	to	(12.24)%
2021	167,681	16.77	to	17.85	2,861,797	0.00%	to	175.77%	0.15%	to	1.25%	0.52%	to	0.86%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Franklin Growth Allocation Fund - Class A
2025	195,582	34.00	to	35.82	6,233,771	1.83%			0.00%	to	1.25%	16.33%	to	17.79%
2024	194,185	29.22	to	30.41	5,379,018	1.94%			0.00%	to	1.25%	13.70%	to	15.14%
2023	230,330	25.70	to	26.41	5,804,399	1.28%			0.00%	to	1.25%	16.14%	to	17.59%
2022	282,533	22.13	to	22.46	6,071,539	1.07%			0.00%	to	1.25%	(18.19)%	to	(24.38)%
2021	307,965	27.05	to	29.70	8,013,351	0.00%	to	2.28%	0.00%	to	1.25%	14.97%	to	16.41%

Franklin Growth Fund - Class A
2025	58,151	62.58	to	64.07	3,063,051	—%			0.00%	to	1.25%	13.83%	to	15.26%
2024	66,753	54.98	to	55.59	3,144,987	0.04%			0.00%	to	1.25%	16.38%	to	17.85%
2023	72,694	47.24	to	47.17	3,025,032	0.18%			0.00%	to	1.25%	26.08%	to	27.66%
2022	74,905	37.47	to	36.95	2,649,267	—%			0.00%	to	1.25%	(32.61)%	to	(25.09)%
2021	75,470	55.60	to	49.32	3,584,767	0.00%	to	0.00%	0.00%	to	1.25%	21.80%	to	20.29%

Franklin High Income Fund - Class A1
2025	34,767	24.35	to	25.96	866,893	6.24%			0.35%	to	1.25%	7.58%	to	8.55%
2024	37,297	22.63	to	23.92	863,669	6.36%			0.35%	to	1.25%	6.45%	to	7.42%
2023	40,656	21.26	to	22.26	880,326	6.35%			0.35%	to	1.25%	12.43%	to	13.44%
2022	42,906	18.91	to	19.63	822,217	5.70%			0.35%	to	1.25%	(10.42)%	to	(15.32)%
2021	40,103	21.11	to	23.18	856,363	0.00%	to	4.80%	0.35%	to	1.25%	3.70%	to	4.63%

Franklin Income Fund - Class A1
2025	285,761	26.27	to	26.48	6,758,444	5.43%			0.35%	to	1.25%	10.85%	to	11.85%
2024	272,769	23.70	to	23.68	5,960,402	5.57%			0.35%	to	1.25%	5.78%	to	6.74%
2023	289,651	22.41	to	22.18	6,189,883	5.68%			0.35%	to	1.25%	7.28%	to	8.25%
2022	320,233	20.89	to	20.49	6,362,064	5.26%			0.35%	to	1.25%	(14.59)%	to	(5.38)%
2021	327,242	24.45	to	21.66	6,911,353	4.59%	to	4.59%	0.35%	to	1.25%	16.78%	to	15.73%

Franklin Moderate Allocation Fund - Class A
2025	207,257	27.27	to	29.81	5,596,808	2.55%			0.00%	to	1.25%	13.60%	to	15.03%
2024	222,470	24.01	to	25.91	5,277,642	2.27%			0.00%	to	1.25%	10.41%	to	11.80%
2023	248,170	21.74	to	23.18	5,394,821	2.06%			0.00%	to	1.25%	12.95%	to	14.37%
2022	293,080	19.25	to	20.27	5,618,684	1.21%			0.00%	to	1.25%	(17.18)%	to	(20.58)%
2021	334,475	23.24	to	25.52	7,665,061	0.00%	to	2.42%	0.00%	to	1.25%	10.98%	to	12.38%

Franklin Mutual Beacon Fund - Class A
2025	49,811	29.22	to	12.89	830,390	1.16%			0.40%	to	1.25%	23.73%	to	24.78%
2024	69,604	23.62	to	10.33	867,639	1.50%			0.40%	to	1.25%	6.18%	to	3.33%
2023	38,871	22.24	to	23.55	877,714	1.78%			0.35%	to	1.25%	13.76%	to	14.79%
2022	41,543	19.55	to	20.51	821,514	1.30%			0.35%	to	1.25%	(13.00)%	to	(16.87)%
2021	42,413	22.47	to	24.67	957,119	0.00%	to	1.56%	0.35%	to	1.25%	15.01%	to	16.05%

Franklin Mutual Global Discovery Fund - Class A
2025	304,143	26.36	to	31.10	8,597,003	1.61%			0.00%	to	1.25%	21.84%	to	23.37%
2024	357,022	26.56	to	25.21	8,317,677	1.75%			0.00%	to	1.25%	3.27%	to	4.57%
2023	404,678	20.95	to	24.11	9,079,301	1.36%			0.00%	to	1.25%	18.78%	to	20.27%
2022	444,771	17.64	to	20.04	8,326,865	1.79%			0.00%	to	1.25%	(16.39)%	to	(20.90)%
2021	470,144	21.10	to	25.34	9,366,699	0.00%	to	0.00%	0.00%	to	1.25%	17.92%	to	19.40%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Franklin Mutual Shares Fund - Class A
2025	108,796	34.56	to	24.39	3,362,371	1.60%			0.35%	to	1.25%	10.08%	to	11.07%
2024	121,418	31.40	to	21.96	3,356,159	1.72%			0.35%	to	1.25%	9.84%	to	10.84%
2023	120,560	28.59	to	19.81	3,052,555	1.82%			0.35%	to	1.25%	12.23%	to	13.24%
2022	135,362	25.47	to	17.49	2,972,336	1.26%			0.35%	to	1.25%	(21.17)%	to	(7.68)%
2021	148,206	32.31	to	18.95	3,560,968	3.12%	to	3.12%	0.35%	to	1.25%	18.65%	to	17.59%

Franklin Mutual U.S. Mid Cap Value Fund - Class A
2025	25,270	43.86	to	49.11	1,239,817	1.05%			0.35%	to	0.85%	5.63%	to	6.16%
2024	25,772	41.53	to	46.26	1,191,155	1.23%			0.35%	to	0.85%	8.22%	to	8.77%
2023	27,584	38.37	to	42.53	1,172,222	1.16%			0.35%	to	0.85%	8.11%	to	8.66%
2022	32,526	35.49	to	39.14	1,265,335	0.73%			0.35%	to	0.85%	0.75%	to	(7.08)%
2021	49,985	35.22	to	42.12	2,097,681	1.09%	to	4.79%	0.35%	to	1.25%	16.18%	to	27.24%

Franklin Small Cap Value Fund - Class A
2025	104,846	42.39	to	55.70	2,497,235	0.96%			0.00%	to	1.25%	5.97%	to	7.31%
2024	119,066	40.00	to	43.83	2,643,629	0.79%			0.00%	to	1.25%	9.92%	to	11.31%
2023	73,229	36.39	to	53.76	2,754,257	0.79%			0.00%	to	1.25%	11.49%	to	7.93%
2022	88,832	32.64	to	49.81	2,934,148	0.37%			0.00%	to	1.25%	(11.31)%	to	(13.01)%
2021	99,774	36.80	to	57.26	3,681,975	0.00%	to	0.55%	0.00%	to	1.25%	13.77%	to	23.91%

Franklin Small-Mid Cap Growth Fund - Class A #
2025	62,751	49.60	to	45.55	2,447,514	—%			0.00%	to	1.25%	1.47%	to	2.75%
2024	74,119	48.88	to	44.33	2,882,687	—%			0.00%	to	1.25%	9.97%	to	11.36%

Franklin Small-Mid Cap Growth VIP Fund - Class 1 #
2025	1,560	44.79	to	44.79	69,874	—%			0.70%	to	0.70%	1.99%	to	1.99%
2024	1,541	43.92	to	43.92	67,699	—%			0.70%	to	0.70%	10.53%	to	10.53%

Franklin Small-Mid Cap Growth VIP Fund #
2023	79,984	44.45	to	39.81	3,094,345	—%			0.00%	to	1.25%	25.63%	to	27.20%
2022	86,063	35.38	to	31.30	2,631,879	—%			0.00%	to	1.25%	(41.90)%	to	(33.71)%
2021	96,372	60.89	to	47.21	4,465,568	0.00%	to	0.00%	0.00%	to	1.25%	9.91%	to	8.54%

Franklin Total Return Fund - Class A
2025	12,333	14.53	to	15.82	179,357	4.19%			0.50%	to	1.25%	5.60%	to	6.39%
2024	11,300	13.76	to	14.87	155,487	3.80%			0.50%	to	1.25%	0.74%	to	1.50%
2023	11,881	13.66	to	14.65	161,891	3.40%			0.50%	to	1.25%	4.40%	to	5.18%
2022	13,510	13.08	to	13.93	176,825	3.10%			0.50%	to	1.25%	(16.06)%	to	(18.59)%
2021	16,891	15.59	to	17.11	263,359	0.00%	to	2.22%	0.50%	to	1.25%	(1.99)%	to	(1.25)%

Franklin U.S. Government Securities Fund - Class A1
2025	32,869	12.65	to	14.08	423,525	3.45%			0.50%	to	1.25%	5.70%	to	6.50%
2024	36,849	11.97	to	13.22	447,322	3.35%			0.50%	to	1.25%	(0.84)%	to	(0.09)%
2023	40,570	12.07	to	13.23	498,405	3.13%			0.50%	to	1.25%	3.07%	to	3.85%
2022	32,019	11.71	to	12.74	379,849	2.67%			0.50%	to	1.25%	(11.44)%	to	(10.77)%
2021	34,532	13.22	to	14.28	462,046	0.00%	to	2.28%	0.50%	to	1.25%	(3.28)%	to	(2.55)%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Goldman Sachs Core Fixed Income Fund - Class A
2025	13,195	13.68	to	13.76	181,423	3.83%			1.05%	to	1.25%	6.02%	to	6.23%
2024	12,837	12.90	to	12.96	166,220	3.87%			1.05%	to	1.25%	(0.12)%	to	0.08%
2023	12,530	12.92	to	12.95	162,168	3.53%			1.05%	to	1.25%	4.68%	to	4.89%
2022	11,927	12.34	to	12.34	147,219	2.42%			1.05%	to	1.25%	(15.27)%	to	(15.42)%
2021	11,443	14.57	to	14.59	166,714	1.58%	to	1.58%	1.05%	to	1.25%	(3.33)%	to	(3.13)%

Goldman Sachs Equity Income Fund - Class A
2025	19,223	30.96	to	28.94	388,122	1.21%			0.50%	to	1.25%	11.30%	to	12.13%
2024	17,283	27.82	to	25.81	315,766	1.27%			0.50%	to	1.25%	14.41%	to	15.27%
2023	7,038	24.31	to	22.39	165,071	1.80%			0.50%	to	1.25%	6.79%	to	7.59%
2022	6,523	22.77	to	20.81	142,091	1.77%			0.50%	to	1.25%	(11.30)%	to	(4.89)%
2021	5,892	25.67	to	21.88	135,085	1.45%	to	1.50%	0.50%	to	1.25%	21.24%	to	20.33%

Goldman Sachs Government Income Fund - Class A
2025	80,744	12.24	to	13.22	925,953	3.06%			0.00%	to	1.25%	5.25%	to	6.57%
2024	108,928	11.63	to	12.79	1,185,186	2.38%			0.00%	to	1.25%	(0.81)%	to	(2.14)%
2023	88,694	11.73	to	13.07	1,086,587	2.34%			0.00%	to	1.25%	2.99%	to	(2.05)%
2022	83,546	11.39	to	13.34	987,396	1.31%			0.00%	to	1.25%	(13.94)%	to	(10.56)%
2021	80,869	13.23	to	14.92	1,101,916	0.00%	to	0.00%	0.00%	to	1.25%	(3.69)%	to	(2.15)%

Goldman Sachs High Yield Fund - Class A
2025	36,000	21.83	to	28.84	796,044	6.29%			0.00%	to	1.25%	6.83%	to	8.17%
2024	36,748	20.43	to	26.66	753,334	6.16%			0.00%	to	1.25%	5.21%	to	6.54%
2023	25,366	19.42	to	25.03	521,106	5.94%			0.00%	to	1.25%	10.72%	to	12.10%
2022	30,850	17.54	to	22.33	569,837	5.26%			0.00%	to	1.25%	(13.77)%	to	(12.69)%
2021	31,498	20.34	to	25.57	676,386	0.00%	to	0.00%	0.00%	to	1.25%	2.37%	to	3.65%

Goldman Sachs Income Builder Fund - Class A
2025	13,417	26.08	to	11.60	324,594	4.07%			0.70%	to	1.25%	10.08%	to	10.69%
2024	18,389	23.69	to	10.48	512,094	4.14%			0.70%	to	1.25%	7.43%	to	4.83%
2023	5,626	22.05	to	21.13	195,279	4.70%			0.75%	to	1.25%	(21.81)%	to	4.53%
2022	2,339	28.20	to	20.22	46,362	3.95%			0.50%	to	1.25%	(9.99)%	to	(10.66)%
2021	2,294	31.33	to	22.63	50,825	0.59%	to	3.11%	0.50%	to	1.25%	60.00%	to	9.12%

Goldman Sachs International Equity ESG Fund - Class A
2025	2,094	19.75	to	18.09	40,506	2.19%			0.50%	to	1.25%	23.93%	to	24.86%
2024	1,764	15.94	to	14.49	27,682	1.63%			0.50%	to	1.25%	(0.91)%	to	(0.16)%
2023	2,659	16.09	to	14.51	42,283	1.93%			0.50%	to	1.25%	14.03%	to	14.88%
2022	1,657	14.11	to	12.63	22,769	0.78%			0.50%	to	1.25%	(18.71)%	to	(18.10)%
2021	1,684	17.36	to	15.42	27,238	1.33%	to	1.92%	0.50%	to	1.25%	15.72%	to	14.85%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Goldman Sachs Large Cap Equity Fund - Class A (14)
2025	414	54.26	to	60.01	22,760	0.04%			0.50%	to	1.05%	14.48%	to	15.11%
2024	400	47.39	to	52.14	19,177	0.40%			0.50%	to	1.05%	20.49%	to	21.16%
2023	519	39.33	to	43.03	20,812	0.40%			0.50%	to	1.05%	25.18%	to	25.86%
2022	419	31.42	to	34.19	13,485	0.33%			0.50%	to	1.05%	(26.72)%	to	(20.27)%
2021	374	42.88	to	42.88	15,127	0.00%	to	0.00%	0.00%	to	1.25%	23.98%	to	36.41%
(14) Goldman Sachs Large Cap Core Fund - Class A, name changed to Goldman Sachs Large Cap Equity Fund - Class A, effective April 30, 2025.

Goldman Sachs Large Cap Value Fund - Class A
2025	13,741	25.49	to	30.14	365,607	0.89%			0.35%	to	1.25%	9.06%	to	10.05%
2024	13,148	23.37	to	27.39	320,733	0.99%			0.35%	to	1.25%	15.37%	to	16.42%
2023	19,668	20.26	to	23.53	426,784	1.27%			0.35%	to	1.25%	11.35%	to	12.35%
2022	18,344	18.19	to	20.94	357,194	0.98%			0.35%	to	1.25%	(7.73)%	to	(4.83)%
2021	19,106	19.72	to	22.01	408,006	0.00%	to	0.74%	0.50%	to	1.25%	22.08%	to	23.00%

Goldman Sachs Mid Cap Growth Fund - Class A
2025	19,259	52.62	to	49.27	955,807	—%			0.50%	to	1.25%	5.72%	to	6.52%
2024	19,944	49.77	to	46.26	925,106	—%			0.50%	to	1.25%	18.65%	to	19.55%
2023	18,784	41.95	to	38.69	730,884	—%			0.50%	to	1.25%	17.35%	to	18.23%
2022	18,855	35.75	to	32.73	621,371	—%			0.50%	to	1.25%	(27.59)%	to	(27.04)%
2021	30,065	49.36	to	44.86	1,361,174	0.00%	to	0.00%	0.50%	to	1.25%	10.83%	to	10.00%

Goldman Sachs Mid Cap Value Fund - Class A
2025	37,931	55.43	to	175.73	2,358,966	0.71%			0.00%	to	1.25%	7.89%	to	9.25%
2024	63,308	51.38	to	160.85	3,224,980	0.73%			0.00%	to	1.25%	10.42%	to	11.82%
2023	70,078	46.53	to	143.85	3,285,037	0.60%			0.00%	to	1.25%	44.27%	to	240.31%
2022	75,702	32.25	to	42.27	3,301,664	0.48%			0.00%	to	1.25%	(32.68)%	to	(70.74)%
2021	85,730	47.90	to	144.46	4,518,668	0.00%	to	0.00%	0.00%	to	1.25%	28.83%	to	30.45%

Goldman Sachs Small Cap Value Fund - Class A
2025	151,774	32.76	to	35.27	4,944,275	0.51%			0.00%	to	1.25%	9.01%	to	10.38%
2024	157,027	30.05	to	31.95	4,688,851	1.32%			0.00%	to	1.25%	6.09%	to	7.43%
2023	170,856	28.33	to	29.74	4,942,408	0.80%			0.00%	to	1.25%	9.65%	to	11.03%
2022	179,847	25.83	to	26.79	4,693,394	0.43%			0.00%	to	1.25%	(16.07)%	to	(20.77)%
2021	191,497	30.78	to	33.81	5,887,461	0.00%	to	0.00%	0.00%	to	1.25%	24.72%	to	26.29%

Goldman Sachs Small/Mid Cap Growth Fund - Class A
2025	3,618	79.35	to	90.01	294,029	—%			0.50%	to	1.25%	0.38%	to	1.13%
2024	3,581	79.05	to	89.01	289,794	—%			0.50%	to	1.25%	10.74%	to	11.57%
2023	3,287	71.38	to	79.77	237,520	—%			0.50%	to	1.25%	12.49%	to	13.33%
2022	3,168	63.46	to	70.39	203,765	—%			0.50%	to	1.25%	(29.56)%	to	(29.03)%
2021	3,117	90.08	to	99.17	284,606	0.00%	to	0.00%	0.00%	to	1.25%	6.40%	to	7.74%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Goldman Sachs U.S. Equity Insights Fund - Class A
2025	2,371	48.12	to	12.99	30,804	0.19%			0.70%	to	1.25%	13.68%	to	14.31%
2024	4,741	42.33	to	11.36	53,877	0.21%			0.70%	to	1.25%	26.78%	to	13.60%
2023	6	33.39	to	33.39	209	0.08%			1.25%	to	1.25%	21.58%	to	21.58%
2022	1	27.46	to	27.46	15	0.62%			1.25%	to	1.25%	(20.62)%	to	(20.62)%
2021	1	34.59	to	34.59	31	0.61%	to	0.61%	1.25%	to	1.25%	27.49%	to	27.49%

Hartford Balanced HLS Fund - Class IA #
2025	130,970	36.24	to	38.16	4,666,681	1.77%			0.35%	to	1.25%	10.74%	to	11.74%
2024	200,556	32.73	to	34.15	6,384,382	1.94%			0.35%	to	1.25%	9.83%	to	10.82%

Hartford Balanced HLS Fund - Class IB #
2025	4,986	31.62	to	31.61	155,200	1.70%			0.50%	to	1.25%	10.47%	to	11.30%
2024	5,146	28.62	to	28.40	145,422	1.48%			0.50%	to	1.25%	9.56%	to	10.39%

Hartford Balanced HLS Fund #
2023	217,443	26.13	to	30.82	6,327,056	1.85%			0.35%	to	1.25%	16.28%	to	33.38%
2022	244,609	22.47	to	23.11	6,234,423	1.74%			0.00%	to	1.25%	(17.08)%	to	(33.30)%
2021	267,704	27.10	to	34.64	7,960,699	0.00%	to	0.00%	0.00%	to	1.25%	12.39%	to	17.89%

Hartford Balanced Income Fund - Class R4
2025	8,048	22.73	to	27.38	196,386	3.32%			0.00%	to	1.25%	9.37%	to	10.75%
2024	8,022	20.79	to	24.73	177,887	3.36%			0.00%	to	1.25%	4.80%	to	6.12%
2023	9,858	19.83	to	22.27	203,879	3.24%			0.35%	to	1.25%	6.22%	to	7.17%
2022	10,581	18.67	to	20.78	206,191	2.43%			0.35%	to	1.25%	(10.23)%	to	(7.93)%
2021	20,265	20.80	to	22.57	436,741	0.00%	to	1.59%	0.15%	to	1.25%	8.45%	to	13.51%

Hartford Capital Appreciation HLS Fund - Class IA
2025	243,984	75.22	to	126.73	17,560,665	0.66%			0.00%	to	1.25%	12.31%	to	13.72%
2024	264,311	66.98	to	111.43	16,805,786	0.76%			0.00%	to	1.25%	19.68%	to	21.19%
2023	288,391	55.96	to	91.95	15,718,166	0.86%			0.00%	to	1.25%	18.51%	to	20.00%
2022	309,751	47.22	to	76.62	14,239,629	0.88%			0.00%	to	1.25%	(16.35)%	to	(15.30)%
2021	376,496	56.45	to	90.46	20,631,853	0.00%	to	0.34%	0.00%	to	1.25%	13.34%	to	14.76%

Hartford Capital Appreciation HLS Fund - Class IB (15)
2025	87	12.31	to	12.31	1,072	0.54%			1.00%	to	1.00%	12.30%	to	12.30%
(15) Hartford Capital Appreciation HLS Fund - Class IB commenced operations on February 03, 2025.

Hartford Checks and Balances Fund - Class R4
2025	10,091	30.22	to	34.03	336,975	2.04%			0.50%	to	1.25%	10.13%	to	10.96%
2024	9,443	27.44	to	30.67	284,686	3.12%			0.50%	to	1.25%	9.96%	to	10.79%
2023	8,477	24.95	to	27.68	231,296	1.78%			0.50%	to	1.25%	11.59%	to	12.43%
2022	8,450	22.36	to	24.62	204,089	1.34%			0.50%	to	1.25%	(14.72)%	to	(14.08)%
2021	9,957	26.22	to	28.66	275,982	2.40%	to	2.53%	0.50%	to	1.25%	12.86%	to	13.71%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Hartford Conservative Allocation Fund - Class R4 #
2025	14,803	15.71	to	18.08	290,648	3.33%			0.50%	to	1.25%	9.65%	to	10.48%
2024	13,992	14.33	to	16.37	247,752	2.58%			0.50%	to	1.25%	6.81%	to	7.61%

Hartford Conservative Allocation Fund - Class R5 #
2025	9,187	16.31	to	19.29	165,354	3.67%			0.35%	to	1.25%	9.96%	to	10.96%
2024	8,624	14.83	to	17.38	140,413	2.59%			0.35%	to	1.25%	7.11%	to	8.09%

Hartford Conservative Allocation Fund #
2023	24,156	13.84	to	16.08	381,386	2.71%			0.35%	to	1.25%	8.66%	to	9.64%
2022	26,053	12.74	to	14.67	367,912	1.80%			0.35%	to	1.25%	(12.15)%	to	(28.91)%
2021	31,797	14.50	to	20.63	535,267	1.69%	to	1.96%	0.35%	to	1.25%	3.96%	to	9.74%

Hartford Disciplined Equity HLS Fund - Class IA #
2025	126,029	17.64	to	23.19	2,263,327	0.41%			0.00%	to	1.25%	12.90%	to	14.32%
2024	143,392	15.62	to	16.49	2,270,908	0.47%			0.00%	to	1.25%	23.80%	to	25.37%

Hartford Disciplined Equity HLS Fund - Class IB #
2025	155,792	57.82	to	63.05	8,329,729	0.16%			0.00%	to	1.25%	12.60%	to	14.01%
2024	179,628	51.35	to	55.30	8,583,958	0.35%			0.00%	to	1.25%	23.54%	to	25.10%

Hartford Disciplined Equity HLS Fund #
2023	430,556	12.62	to	13.15	10,641,598	0.62%			0.00%	to	1.25%	16.31%	to	(62.20)%
2022	534,968	10.85	to	34.80	10,322,458	0.78%			0.00%	to	1.25%	(17.60)%	to	(27.32)%
2021	609,670	13.17	to	47.87	14,631,300	0.00%	to	0.56%	0.00%	to	1.25%	23.96%	to	95.48%

Hartford Dividend and Growth HLS Fund - Class IA #
2025	739,683	65.43	to	22.87	19,425,676	1.54%			0.00%	to	1.25%	16.03%	to	17.49%
2024	854,152	56.39	to	18.87	19,144,060	1.89%			0.00%	to	1.25%	11.26%	to	12.67%

Hartford Dividend and Growth HLS Fund - Class IB #
2025	95,649	49.19	to	47.57	4,293,917	1.36%			0.35%	to	1.25%	15.74%	to	16.78%
2024	103,352	42.50	to	40.73	4,049,609	1.63%			0.35%	to	1.25%	11.02%	to	12.03%

Hartford Dividend and Growth HLS Fund #
2023	1,066,157	38.29	to	16.75	23,463,795	1.51%			0.00%	to	1.25%	(14.82)%	to	14.18%
2022	1,181,456	44.95	to	14.67	22,707,163	1.58%			0.00%	to	1.25%	(21.09)%	to	(8.93)%
2021	1,370,726	56.96	to	16.11	29,022,384	0.00%	to	0.00%	0.00%	to	1.25%	71.31%	to	(27.42)%

Hartford Equity Income Fund - Class R4
2025	17,681	43.97	to	50.71	811,966	1.71%			0.35%	to	1.25%	13.34%	to	14.37%
2024	16,670	38.79	to	44.34	673,925	1.94%			0.35%	to	1.25%	8.33%	to	9.32%
2023	16,171	35.81	to	40.56	602,852	2.13%			0.35%	to	1.25%	5.57%	to	6.53%
2022	15,027	33.92	to	38.07	530,428	1.76%			0.35%	to	1.25%	(2.00)%	to	(1.12)%
2021	19,382	34.61	to	38.50	704,923	0.00%	to	1.42%	0.35%	to	1.25%	23.53%	to	24.64%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Hartford Global Impact Fund - Class R4
2025	4,363	14.73	to	14.92	64,448	0.31%			1.05%	to	1.25%	7.94%	to	8.16%
2024	4,671	13.65	to	14.19	63,944	0.80%			0.50%	to	1.25%	7.22%	to	8.03%
2023	4,203	12.73	to	13.14	53,631	1.00%			0.50%	to	1.25%	11.52%	to	12.36%
2022	3,019	11.42	to	11.69	34,505	0.55%			0.50%	to	1.25%	(23.63)%	to	(23.05)%
2021	2,773	14.95	to	15.20	41,488	0.22%	to	0.23%	0.50%	to	1.25%	9.24%	to	10.06%

Hartford Healthcare HLS Fund - Class IA #
2025	40,803	74.43	to	28.22	2,134,839	0.74%			0.35%	to	1.25%	14.65%	to	15.69%
2024	43,463	64.91	to	24.39	1,966,619	0.10%			0.35%	to	1.25%	(0.87)%	to	0.03%

Hartford Healthcare HLS Fund - Class IB #
2025	21,986	54.42	to	60.26	1,245,221	0.53%			0.00%	to	1.25%	14.35%	to	15.79%
2024	24,215	47.59	to	52.04	1,189,885	0.00%			0.00%	to	1.25%	(1.06)%	to	0.19%

Hartford Healthcare HLS Fund #
2023	74,335	48.10	to	51.94	3,498,716	0.40%			0.00%	to	1.25%	2.52%	to	3.81%
2022	78,557	46.91	to	50.04	3,640,085	—%			0.00%	to	1.25%	(35.43)%	to	(50.40)%
2021	88,631	72.65	to	100.87	4,509,477	0.00%	to	0.12%	0.00%	to	1.25%	10.01%	to	46.77%

Hartford International Equity Fund - Class R4
2025	14,693	15.25	to	16.10	229,098	2.48%			0.50%	to	1.25%	31.14%	to	32.12%
2024	15,130	11.63	to	12.19	179,446	1.44%			0.50%	to	1.25%	3.06%	to	3.84%
2023	20,280	11.28	to	11.74	232,468	1.34%			0.50%	to	1.25%	13.47%	to	14.32%
2022	46,146	9.94	to	10.27	467,173	2.63%			0.50%	to	1.25%	(15.46)%	to	(14.82)%
2021	44,855	11.76	to	12.05	534,909	1.88%	to	2.00%	0.50%	to	1.25%	5.16%	to	5.96%

Hartford International Opportunities HLS Fund - Class IA #
2025	22,415	24.63	to	28.38	637,800	1.73%			0.35%	to	1.25%	28.79%	to	29.95%
2024	28,590	19.12	to	21.84	607,662	1.69%			0.35%	to	1.25%	7.04%	to	8.02%

Hartford International Opportunities HLS Fund - Class IB #
2025	9,568	27.07	to	23.63	237,513	1.43%			0.50%	to	1.25%	28.44%	to	29.41%
2024	27,235	21.07	to	18.26	353,334	1.23%			0.50%	to	1.25%	6.73%	to	7.54%

Hartford International Opportunities HLS Fund #
2023	56,983	19.74	to	20.22	1,107,109	1.09%			0.35%	to	1.25%	21.95%	to	11.33%
2022	59,665	16.19	to	18.16	1,046,038	1.61%			0.35%	to	1.25%	(27.19)%	to	(23.27)%
2021	53,469	22.24	to	23.67	1,162,627	0.00%	to	1.03%	0.35%	to	1.25%	7.44%	to	18.23%

Hartford MidCap HLS Fund - Class IA
2025	80,823	61.44	to	79.48	5,982,893	—%			0.00%	to	1.25%	(1.62)%	to	(0.38)%
2024	97,273	62.45	to	79.78	7,291,569	—%			0.00%	to	1.25%	4.95%	to	6.28%
2023	111,504	59.51	to	75.07	7,861,652	0.04%			0.00%	to	1.25%	13.45%	to	14.87%
2022	128,103	52.45	to	65.35	7,888,662	0.90%			0.00%	to	1.25%	(25.24)%	to	(24.30)%
2021	165,128	70.16	to	86.33	13,565,873	0.00%	to	0.00%	0.00%	to	1.25%	8.54%	to	9.91%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Hartford Moderate Allocation Fund - Class R4 #
2025	35,018	20.09	to	23.78	896,985	2.35%			0.35%	to	1.25%	13.22%	to	14.25%
2024	36,226	17.74	to	20.81	823,242	2.49%			0.35%	to	1.25%	10.49%	to	11.50%

Hartford Moderate Allocation Fund - Class R5 #
2025	69,890	20.72	to	23.82	1,553,431	2.69%			0.50%	to	1.25%	13.63%	to	14.48%
2024	70,092	18.23	to	20.81	1,367,778	2.52%			0.50%	to	1.25%	10.80%	to	11.64%

Hartford Moderate Allocation Fund #
2023	115,226	16.06	to	18.67	2,114,019	2.37%			0.35%	to	1.25%	11.12%	to	12.12%
2022	117,013	14.45	to	16.65	1,890,760	1.97%			0.35%	to	1.25%	(16.12)%	to	(42.26)%
2021	124,809	17.23	to	28.84	2,386,494	0.00%	to	2.09%	0.35%	to	1.25%	8.22%	to	13.40%

Hartford Moderately Aggressive Allocation Fund - Class R4 (16) #
2025	7,123	25.39	to	30.06	289,314	1.72%			0.35%	to	1.25%	15.84%	to	16.89%
2024	6,410	21.92	to	25.04	228,143	1.66%			0.50%	to	1.25%	13.79%	to	14.65%
(16) The Hartford Growth Allocation Fund - Class R4, name changed to Hartford Moderately Aggressive Allocation Fund - Class R4, effective May 1, 2025.

Hartford Moderately Aggressive Allocation Fund - Class R5 (17) #
2025	124,990	25.98	to	30.73	3,520,788	1.93%			0.35%	to	1.25%	16.20%	to	17.25%
2024	133,509	22.36	to	26.21	3,230,998	1.90%			0.35%	to	1.25%	14.12%	to	15.16%
(17) The Hartford Growth Allocation Fund - Class R5, name changed to Hartford Moderately Aggressive Allocation Fund - Class R5, effective May 1, 2025.

Hartford Growth Allocation Fund #
2023	150,435	19.26	to	22.76	3,237,457	2.08%			0.35%	to	1.25%	12.03%	to	14.98%
2022	141,656	17.19	to	19.79	2,612,094	2.05%			0.35%	to	1.25%	(16.26)%	to	(46.63)%
2021	152,229	20.53	to	37.09	3,384,125	0.00%	to	2.26%	0.35%	to	1.25%	12.18%	to	16.65%

Hartford Small Cap Growth HLS Fund - Class IA #
2025	5,002	40.25	to	24.58	228,392	2.45%			0.00%	to	1.25%	5.51%	to	6.83%
2024	8,106	38.15	to	29.00	338,273	0.31%			0.00%	to	1.25%	11.71%	to	12.80%

Hartford Small Cap Growth HLS Fund - Class IB #
2025	4,855	40.39	to	40.52	198,166	2.80%			0.50%	to	1.25%	5.22%	to	6.01%
2024	5,311	38.39	to	38.22	207,220	0.09%			0.50%	to	1.25%	11.43%	to	12.27%

Hartford Small Cap Growth HLS Fund #
2023	14,911	34.45	to	25.71	543,454	—%			0.00%	to	1.25%	16.68%	to	18.42%
2022	17,420	29.53	to	21.71	537,686	—%			0.00%	to	1.25%	(38.50)%	to	(40.68)%
2021	20,302	48.01	to	36.60	882,419	0.00%	to	0.00%	0.00%	to	1.25%	2.73%	to	(4.06)%

Hartford Small Company HLS Fund - Class IA #
2025	149,164	62.45	to	12.71	2,611,757	0.43%			0.00%	to	1.25%	11.56%	to	12.96%
2024	173,790	55.98	to	11.25	2,623,196	—%			0.00%	to	1.25%	10.60%	to	12.00%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Hartford Small Company HLS Fund - Class IB #
2025	15,181	33.10	to	41.67	509,753	0.25%			0.00%	to	1.25%	11.28%	to	12.68%
2024	18,217	29.75	to	36.98	559,089	—%			0.00%	to	1.25%	10.22%	to	11.61%

Hartford Small Company HLS Fund #
2023	236,530	26.99	to	33.14	3,568,078	—%			0.00%	to	1.25%	213.57%	to	(24.52)%
2022	254,853	8.61	to	43.90	3,314,015	—%			0.00%	to	1.25%	(75.03)%	to	(39.46)%
2021	288,946	34.47	to	72.52	5,401,903	0.00%	to	0.00%	0.00%	to	1.25%	(46.28)%	to	236.42%

Hartford Stock HLS Fund - Class IA #
2025	46,859	45.51	to	56.42	2,478,345	0.99%			0.35%	to	1.25%	6.63%	to	7.59%
2024	102,371	42.68	to	52.44	4,642,396	1.57%			0.35%	to	1.25%	7.39%	to	8.36%

Hartford Stock HLS Fund - Class IB #
2025	7,776	40.48	to	45.53	353,279	0.95%			0.65%	to	1.25%	6.36%	to	7.00%
2024	7,972	38.06	to	42.55	338,681	1.19%			0.65%	to	1.25%	7.12%	to	7.77%

Hartford Stock HLS Fund #
2023	119,709	35.53	to	48.39	4,992,022	1.32%			0.35%	to	1.25%	6.12%	to	7.34%
2022	122,825	33.49	to	45.08	4,804,154	1.56%			0.35%	to	1.25%	(16.04)%	to	(40.93)%
2021	134,009	39.88	to	76.33	5,599,561	0.00%	to	1.21%	0.35%	to	1.25%	24.54%	to	37.04%

Hartford Total Return Bond HLS Fund - Class IA #
2025	366,128	18.44	to	14.74	6,007,591	5.37%			0.00%	to	1.25%	5.96%	to	7.30%
2024	431,394	17.41	to	13.73	6,646,192	3.73%			0.00%	to	1.25%	1.05%	to	2.33%

Hartford Total Return Bond HLS Fund - Class IB #
2025	108,245	14.67	to	10.95	1,615,411	5.28%			0.40%	to	1.25%	5.71%	to	6.61%
2024	122,417	13.88	to	10.27	1,694,780	3.28%			0.40%	to	1.25%	0.79%	to	2.70%

Hartford Total Return Bond HLS Fund #
2023	595,575	13.77	to	13.42	8,946,839	3.37%			0.00%	to	1.25%	(15.54)%	to	6.97%
2022	659,927	16.31	to	12.55	9,407,153	2.97%			0.00%	to	1.25%	(34.16)%	to	11.14%
2021	724,086	24.76	to	11.29	12,233,044	0.00%	to	2.43%	0.00%	to	1.25%	(2.41)%	to	(5.76)%

Hartford Ultrashort Bond HLS Fund - Class IA #
2025	160,060	11.01	to	15.66	1,514,159	5.31%			0.00%	to	1.25%	3.21%	to	4.51%
2024	170,539	10.67	to	14.98	1,613,896	5.02%			0.00%	to	1.25%	3.89%	to	5.20%

Hartford Ultrashort Bond HLS Fund - Class IB #
2025	134,261	10.38	to	12.57	1,477,781	4.48%			0.00%	to	1.25%	3.02%	to	4.32%
2024	152,636	10.08	to	12.05	1,636,942	3.17%			0.00%	to	1.25%	3.60%	to	4.91%

Hartford Ultrashort Bond HLS Fund #
2023	501,784	10.27	to	14.24	4,783,384	1.10%			0.00%	to	1.25%	9.45%	to	5.18%
2022	316,168	9.38	to	13.54	2,595,201	0.13%			0.00%	to	1.25%	(6.42)%	to	(0.17)%
2021	411,565	10.02	to	13.56	3,698,364	0.00%	to	0.53%	0.00%	to	1.25%	(19.05)%	to	3.23%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Hotchkis & Wiley Large Cap Fundamental Value Fund - Class A
2025	14,811	40.86	to	43.99	606,138	1.45%			0.00%	to	1.25%	16.32%	to	17.78%
2024	15,379	35.13	to	37.35	580,813	1.32%			0.00%	to	1.25%	11.14%	to	12.54%
2023	15,946	31.61	to	33.19	563,552	1.35%			0.00%	to	1.25%	15.11%	to	16.55%
2022	18,056	27.46	to	28.48	545,884	0.91%			0.00%	to	1.25%	(6.67)%	to	(17.42)%
2021	18,926	29.42	to	34.48	607,315	0.00%	to	0.74%	0.00%	to	1.25%	26.94%	to	28.54%

Invesco American Franchise Fund - Class A
2025	19,000	52.69	to	61.94	1,079,386	—%			0.15%	to	1.25%	10.18%	to	11.39%
2024	19,367	47.82	to	55.61	996,434	—%			0.15%	to	1.25%	33.05%	to	34.53%
2023	19,048	35.94	to	41.33	744,265	—%			0.15%	to	1.25%	39.17%	to	40.70%
2022	20,503	25.83	to	29.38	570,428	—%			0.15%	to	1.25%	(32.00)%	to	(31.24)%
2021	25,414	37.98	to	42.73	1,036,004	0.00%	to	0.00%	0.15%	to	1.25%	10.46%	to	11.68%

Invesco Balanced-Risk Commodity Strategy Fund - Class A
2025	790	15.43	to	15.43	12,200	9.18%			1.25%	to	1.25%	17.01%	to	17.01%
2024	1,179	13.19	to	13.19	15,550	2.48%			1.25%	to	1.25%	4.17%	to	4.17%
2023	1,085	12.66	to	12.66	13,744	1.51%			1.25%	to	1.25%	(4.64)%	to	(7.82)%
2022	1,749	13.28	to	13.74	23,706	9.81%			0.75%	to	1.25%	6.50%	to	7.04%
2021	1,268	12.47	to	12.83	16,097	15.49%	to	18.53%	0.75%	to	1.25%	17.39%	to	17.98%

Invesco Comstock Fund - Class A
2025	81,665	48.99	to	66.24	3,921,194	1.61%			0.00%	to	1.25%	15.70%	to	17.15%
2024	103,452	42.35	to	56.54	4,149,788	1.70%			0.00%	to	1.25%	13.59%	to	15.03%
2023	103,358	37.28	to	49.15	3,699,649	1.74%			0.00%	to	1.25%	40.84%	to	46.16%
2022	109,579	26.47	to	33.63	3,607,828	1.72%			0.00%	to	1.25%	(21.64)%	to	(22.58)%
2021	109,813	33.78	to	43.44	3,714,749	0.00%	to	0.00%	0.00%	to	1.25%	31.66%	to	33.32%

Invesco Developing Markets Fund - Class A #
2025	60,661	74.76	to	119.91	2,062,047	0.36%			0.00%	to	1.25%	26.74%	to	28.33%
2024	64,568	58.99	to	93.44	1,957,385	0.01%			0.00%	to	1.25%	(2.62)%	to	(1.39)%

Invesco Developing Markets Fund - Class Y #
2025	37,325	20.95	to	20.95	781,854	0.66%			0.00%	to	0.00%	28.63%	to	28.63%
2024	43,371	16.28	to	16.28	706,295	0.25%			0.00%	to	0.00%	(1.12)%	to	(1.12)%

Invesco Developing Markets Fund #
2023	104,012	60.58	to	16.47	2,634,005	0.59%			0.00%	to	1.25%	9.79%	to	11.40%
2022	106,547	55.18	to	14.78	2,474,489	0.63%			0.00%	to	1.25%	(51.56)%	to	(80.20)%
2021	117,323	113.90	to	74.66	3,604,112	0.00%	to	0.00%	0.00%	to	1.25%	436.13%	to	(8.65)%

Invesco Discovery Large Cap Fund - Class A
2025	23,537	55.75	to	43.10	1,111,405	—%			0.35%	to	1.25%	11.22%	to	12.22%
2024	24,573	50.13	to	38.41	1,035,753	—%			0.35%	to	1.25%	32.33%	to	33.54%
2023	25,328	37.88	to	28.76	804,004	—%			0.35%	to	1.25%	33.83%	to	35.04%
2022	32,831	28.30	to	21.30	778,404	—%			0.35%	to	1.25%	(41.38)%	to	(31.34)%
2021	34,265	48.28	to	31.02	1,185,658	0.00%	to	0.00%	0.35%	to	1.25%	21.92%	to	20.83%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Invesco Discovery Mid Cap Growth Fund - Class A
2025	53,161	19.66	to	20.53	1,064,023	—%			0.50%	to	1.25%	3.48%	to	4.26%
2024	56,818	19.00	to	19.69	1,096,286	—%			0.50%	to	1.25%	22.57%	to	23.50%
2023	68,008	15.50	to	15.94	1,068,392	—%			0.50%	to	1.25%	11.56%	to	12.40%
2022	70,615	13.89	to	14.18	990,870	—%			0.50%	to	1.25%	(31.95)%	to	(31.44)%
2021	79,734	20.41	to	20.69	1,639,187	0.00%	to	0.00%	0.00%	to	0.00%	17.39%	to	18.27%

Invesco Diversified Dividend Fund - Investor Class
2025	14,440	32.83	to	25.23	488,655	1.42%			0.35%	to	1.25%	14.15%	to	15.18%
2024	14,397	28.76	to	21.90	424,561	1.63%			0.35%	to	1.25%	11.84%	to	12.86%
2023	17,080	25.71	to	19.41	425,475	1.96%			0.35%	to	1.25%	7.51%	to	8.48%
2022	20,248	23.92	to	17.89	461,284	1.95%			0.35%	to	1.25%	(10.29)%	to	(1.91)%
2021	21,767	26.66	to	18.24	513,304	0.00%	to	2.00%	0.35%	to	1.25%	18.62%	to	17.56%

Invesco Dividend Income Fund - Class A
2025	1,501	20.42	to	21.14	30,911	1.30%			0.65%	to	1.25%	14.00%	to	14.68%
2024	986	17.91	to	18.43	17,865	1.68%			0.65%	to	1.25%	9.97%	to	10.64%
2023	870	16.29	to	16.66	14,310	2.10%			0.65%	to	1.25%	5.70%	to	6.33%
2022	722	15.41	to	15.67	11,215	1.74%			0.65%	to	1.25%	(0.62)%	to	(0.03)%
2021	627	15.51	to	15.67	9,761	1.86%	to	1.86%	0.00%	to	0.00%	17.49%	to	18.20%

Invesco Equity and Income Fund - Class A
2025	261,671	41.55	to	56.00	9,352,553	1.77%			0.00%	to	1.25%	11.41%	to	12.81%
2024	386,576	37.29	to	11.20	10,574,384	1.95%			0.00%	to	1.25%	10.41%	to	(74.77)%
2023	428,425	33.78	to	44.40	11,048,496	2.01%			0.00%	to	1.25%	8.63%	to	9.99%
2022	440,066	31.10	to	40.36	10,882,579	1.71%			0.00%	to	1.25%	(8.86)%	to	(7.72)%
2021	520,065	34.12	to	43.74	14,904,193	0.00%	to	0.00%	0.00%	to	1.25%	16.56%	to	299.08%

Invesco Emerging Markets ex-China Fund - Class A (18) #
2025	18,278	17.27	to	19.45	330,519	4.06%			0.50%	to	1.25%	28.24%	to	29.20%
2024	19,581	13.47	to	15.06	275,742	1.10%			0.50%	to	1.25%	(1.90)%	to	(1.15)%
(18) Invesco EQV Emerging Markets All Cap Fund - Class A, name changed to Invesco Emerging Markets ex-China Fund - Class A, effective August 22, 2025.

Invesco Emerging Markets ex-China Fund - Class Y (19) #
2025	148,622	16.38	to	16.38	2,433,753	4.48%			0.00%	to	0.00%	30.16%	to	30.16%
2024	150,694	12.58	to	12.58	1,895,899	1.30%			0.00%	to	0.00%	(0.42)%	to	(0.42)%
(19) Invesco EQV Emerging Markets All Cap Fund - Class Y, name changed to Invesco Emerging Markets ex-China Fund - Class Y, effective August 22, 2025.

Invesco EQV Emerging Markets All Cap Fund #
2023	192,641	13.73	to	12.63	2,463,259	1.66%			0.00%	to	1.25%	7.46%	to	9.07%
2022	215,169	12.78	to	11.58	2,529,135	1.32%			0.00%	to	1.25%	(25.64)%	to	(26.31)%
2021	235,219	17.18	to	15.72	3,353,332	0.00%	to	0.00%	0.00%	to	1.25%	(6.98)%	to	(8.14)%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Invesco EQV International Equity Fund - Class A
2025	15,965	22.75	to	18.33	330,029	2.06%			0.50%	to	1.25%	14.47%	to	15.33%
2024	15,458	19.88	to	15.89	279,941	2.57%			0.50%	to	1.25%	(0.94)%	to	(0.19)%
2023	14,785	20.07	to	15.92	272,501	0.66%			0.50%	to	1.25%	16.08%	to	16.95%
2022	14,729	17.29	to	13.62	231,043	—%			0.50%	to	1.25%	(26.71)%	to	(25.08)%
2021	16,394	23.59	to	18.17	313,806	1.57%	to	5.15%	0.15%	to	1.25%	13.62%	to	4.22%

Invesco Global Core Equity Fund - Class A
2025	3,628	22.18	to	24.76	81,183	0.77%			0.50%	to	1.25%	13.82%	to	14.68%
2024	3,404	19.48	to	21.59	67,396	1.55%			0.50%	to	1.25%	15.02%	to	15.89%
2023	3,489	16.94	to	18.63	59,916	0.32%			0.50%	to	1.25%	20.29%	to	21.19%
2022	3,336	14.08	to	15.38	47,580	0.03%			0.50%	to	1.25%	(23.16)%	to	(22.59)%
2021	4,205	18.33	to	19.86	77,734	0.84%	to	3.16%	0.15%	to	1.25%	14.24%	to	19.50%

Invesco Global Fund - Class A
2025	100,611	55.81	to	341.42	6,579,492	—%			0.00%	to	1.25%	13.81%	to	15.24%
2024	101,786	49.04	to	296.25	5,855,327	—%			0.00%	to	1.25%	14.83%	to	16.28%
2023	106,457	42.71	to	254.78	5,549,964	—%			0.00%	to	1.25%	32.37%	to	34.03%
2022	114,349	32.26	to	190.09	4,545,187	—%			0.00%	to	1.25%	(32.99)%	to	(32.14)%
2021	113,002	48.14	to	280.14	6,354,255	0.00%	to	0.00%	0.00%	to	1.25%	13.93%	to	15.36%

Invesco Global Opportunities Fund - Class A
2025	7,063	17.59	to	17.59	124,209	0.11%			0.35%	to	0.35%	6.74%	to	6.74%
2024	8,137	16.48	to	16.48	134,062	0.01%			0.35%	to	0.35%	(7.80)%	to	(7.80)%
2023	7,664	17.87	to	17.87	136,951	—%			0.35%	to	0.35%	22.63%	to	16.94%
2022	7,311	14.57	to	15.28	111,377	—%			0.35%	to	1.05%	(41.57)%	to	(41.83)%
2021	14,498	24.94	to	26.27	370,997	0.00%	to	0.00%	0.35%	to	1.25%	(1.12)%	to	0.49%

Invesco Global Strategic Income Fund - Class A
2025	15,433	16.58	to	17.23	252,913	5.48%			0.50%	to	1.25%	11.39%	to	12.23%
2024	16,192	14.88	to	15.35	237,619	5.48%			0.50%	to	1.25%	1.99%	to	2.76%
2023	17,895	14.59	to	14.94	254,779	5.05%			0.50%	to	1.25%	7.30%	to	8.11%
2022	23,321	13.60	to	13.82	304,841	3.40%			0.50%	to	1.25%	(12.92)%	to	(12.26)%
2021	29,193	15.62	to	15.75	435,884	0.00%	to	2.61%	0.50%	to	1.25%	(4.46)%	to	(3.74)%

Invesco Gold & Special Minerals Fund - Class A
2025	105,215	37.31	to	30.89	3,427,176	0.60%			0.00%	to	1.25%	128.17%	to	131.03%
2024	109,197	16.35	to	13.37	1,539,829	0.78%			0.00%	to	1.25%	11.65%	to	13.06%
2023	128,862	14.65	to	11.83	1,656,075	0.91%			0.00%	to	1.25%	5.04%	to	6.36%
2022	106,176	13.95	to	11.12	1,231,715	0.39%			0.00%	to	1.25%	(25.20)%	to	(16.86)%
2021	135,930	18.65	to	13.37	1,865,870	0.00%	to	3.46%	0.00%	to	1.25%	(2.87)%	to	(4.08)%

Invesco Growth and Income Fund - Class A
2025	60,488	38.57	to	41.75	2,177,526	1.20%			0.35%	to	1.25%	14.04%	to	15.07%
2024	71,261	33.82	to	36.28	2,249,403	1.24%			0.35%	to	1.25%	14.77%	to	15.81%
2023	70,129	29.47	to	31.33	1,911,439	1.68%			0.35%	to	1.25%	11.17%	to	12.17%
2022	78,245	26.51	to	27.93	1,915,794	1.47%			0.35%	to	1.25%	(7.10)%	to	(10.84)%
2021	88,870	28.53	to	31.33	2,337,880	0.00%	to	0.48%	0.35%	to	1.25%	27.04%	to	47.07%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Invesco International Bond Fund - Class A
2025	181,006	15.89	to	17.62	2,854,932	4.65%			0.00%	to	1.25%	15.41%	to	16.86%
2024	189,456	13.77	to	15.08	2,581,190	4.85%			0.00%	to	1.25%	0.66%	to	1.93%
2023	208,591	13.68	to	14.79	2,826,599	4.51%			0.00%	to	1.25%	6.91%	to	8.25%
2022	219,894	12.79	to	13.66	2,776,527	3.32%			0.00%	to	1.25%	(14.07)%	to	(16.40)%
2021	221,498	14.89	to	16.34	3,243,776	0.00%	to	2.70%	0.00%	to	1.25%	(11.37)%	to	(10.26)%

Invesco International Diversified Fund - Class A
2025	13,624	21.18	to	23.51	289,622	1.74%			0.50%	to	1.25%	19.56%	to	20.45%
2024	10,889	17.71	to	19.52	193,533	1.30%			0.50%	to	1.25%	(3.75)%	to	(3.02)%
2023	11,400	18.40	to	20.13	210,941	0.35%			0.50%	to	1.25%	14.00%	to	14.85%
2022	13,710	16.14	to	17.53	222,980	0.34%			0.50%	to	1.25%	(26.25)%	to	(25.69)%
2021	14,654	21.89	to	23.59	327,653	0.52%	to	0.52%	0.50%	to	1.25%	2.60%	to	3.37%

Invesco International Growth Fund - Class A (20)
2025	25,754	24.93	to	20.97	573,638	0.48%			0.35%	to	1.25%	14.37%	to	15.40%
2024	27,144	21.80	to	18.17	525,226	0.26%			0.35%	to	1.25%	(2.97)%	to	(2.08)%
2023	28,015	22.47	to	18.56	559,204	0.64%			0.35%	to	1.25%	19.26%	to	20.33%
2022	33,029	18.84	to	15.42	542,598	—%			0.35%	to	1.25%	(34.61)%	to	(27.98)%
2021	39,045	28.81	to	21.41	883,915	0.00%	to	0.10%	0.00%	to	1.25%	10.83%	to	9.20%
(20) Invesco Oppenheimer International Growth Fund - Class A, name changed to Invesco International Growth Fund - Class A, effective August 22, 2025.

Invesco International Value Fund - Class A (21)
2025	14,971	22.13	to	18.86	261,021	2.07%			0.00%	to	1.25%	22.23%	to	23.77%
2024	17,351	18.10	to	15.24	244,549	3.20%			0.00%	to	1.25%	(1.99)%	to	(0.75)%
2023	18,612	18.47	to	15.36	269,757	1.46%			0.00%	to	1.25%	18.18%	to	19.66%
2022	20,473	15.63	to	12.83	247,785	0.04%			0.00%	to	1.25%	(29.57)%	to	(21.70)%
2021	21,860	22.19	to	16.39	338,424	0.00%	to	2.37%	0.00%	to	1.25%	14.15%	to	12.74%
(21) Invesco EQV European Equity Fund - Class A, name changed to Invesco International Value Fund - Class A, effective August 22, 2025.

Invesco Main Street All Cap Fund® - Class A
2025	38,879	48.62	to	47.91	1,790,890	0.08%			0.35%	to	1.25%	17.32%	to	18.38%
2024	38,391	41.44	to	40.47	1,504,474	0.51%			0.35%	to	1.25%	25.80%	to	26.94%
2023	42,522	32.95	to	31.88	1,320,471	0.15%			0.35%	to	1.25%	24.37%	to	25.49%
2022	41,624	26.49	to	25.40	1,037,503	0.18%			0.35%	to	1.25%	(25.49)%	to	(19.99)%
2021	46,004	35.55	to	31.75	1,427,917	0.35%	to	0.57%	0.35%	to	1.25%	26.10%	to	24.97%

Invesco Main Street Fund® - Class A
2025	12,892	39.48	to	46.68	532,905	0.37%			0.35%	to	1.25%	14.49%	to	15.53%
2024	12,785	34.48	to	40.40	459,856	0.70%			0.35%	to	1.25%	22.10%	to	23.21%
2023	13,857	28.24	to	32.79	406,172	0.15%			0.35%	to	1.25%	21.55%	to	22.64%
2022	15,399	23.24	to	26.74	371,410	0.93%			0.35%	to	1.25%	(21.16)%	to	(20.45)%
2021	17,995	29.47	to	33.61	549,528	0.00%	to	0.62%	0.35%	to	1.25%	26.02%	to	27.15%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Invesco Main Street Mid Cap Fund® - Class A
2025	74,158	34.99	to	37.12	2,594,109	0.18%			0.00%	to	1.25%	7.56%	to	8.92%
2024	80,963	32.53	to	34.08	2,596,489	0.25%			0.00%	to	1.25%	15.61%	to	17.07%
2023	92,698	28.14	to	29.11	2,578,503	—%			0.00%	to	1.25%	13.06%	to	14.48%
2022	100,878	24.89	to	25.43	2,468,952	0.11%			0.00%	to	1.25%	(15.41)%	to	(21.28)%
2021	128,806	29.42	to	32.30	3,660,731	0.00%	to	0.21%	0.00%	to	1.25%	21.50%	to	23.02%

Invesco Quality Income Fund - Class A
2025	146	13.64	to	13.64	1,990	3.41%			0.75%	to	0.75%	7.42%	to	7.42%
2024	151	12.01	to	12.70	1,901	3.86%			0.75%	to	1.25%	(0.28)%	to	0.22%
2023	145	12.04	to	12.67	1,805	3.59%			0.75%	to	1.25%	3.92%	to	4.44%
2022	118	11.59	to	12.13	1,411	2.81%			0.75%	to	1.25%	(13.63)%	to	(13.20)%
2021	90	13.41	to	13.97	1,239	1.40%	to	2.99%	0.50%	to	1.25%	(2.95)%	to	(2.22)%

Invesco Real Estate Fund - Class A #
2025	71,757	46.11	to	34.74	2,142,498	1.71%			0.00%	to	1.25%	(1.44)%	to	(0.20)%
2024	82,962	46.78	to	34.81	2,499,372	2.23%			0.00%	to	1.25%	0.47%	to	1.74%

Invesco Real Estate Fund - Class R5 #
2025	17,110	31.25	to	31.25	534,752	2.09%			0.00%	to	0.00%	0.12%	to	0.12%
2024	19,846	31.22	to	31.22	619,528	2.64%			0.00%	to	0.00%	2.13%	to	2.13%

Invesco Real Estate Fund #
2023	96,632	46.57	to	30.57	3,476,150	2.15%			0.00%	to	1.25%	7.40%	to	(2.84)%
2022	105,867	43.36	to	31.46	3,616,193	0.88%			0.00%	to	1.25%	(37.32)%	to	30.65%
2021	111,634	69.17	to	24.08	5,127,512	0.00%	to	0.93%	0.00%	to	1.25%	39.24%	to	(8.20)%

Invesco Rising Dividends Fund - Class A
2025	366	34.93	to	34.93	12,792	0.67%			1.25%	to	1.25%	15.94%	to	15.94%
2024	452	30.13	to	30.86	13,664	0.87%			1.05%	to	1.25%	17.96%	to	18.20%
2023	470	25.54	to	26.11	12,014	0.95%			1.05%	to	1.25%	16.15%	to	16.38%
2022	498	21.99	to	22.43	10,963	0.79%			1.05%	to	1.25%	(13.74)%	to	(12.01)%
2021	865	25.49	to	25.49	22,052	0.54%	to	2.26%	0.85%	to	1.25%	25.07%	to	29.63%

Invesco Small Cap Equity Fund - Class A
2025	5,328	35.54	to	10.98	175,421	—%			0.25%	to	1.25%	6.45%	to	9.81%
2024	5,922	33.39	to	35.03	188,274	—%			0.35%	to	1.25%	16.32%	to	17.38%
2023	5,519	28.70	to	29.85	150,078	—%			0.35%	to	1.25%	14.52%	to	15.55%
2022	12,158	25.06	to	25.83	284,922	—%			0.35%	to	1.25%	(21.00)%	to	(24.06)%
2021	13,643	31.73	to	34.01	403,503	0.00%	to	0.00%	0.00%	to	1.25%	18.53%	to	20.02%

Invesco Small Cap Growth Fund - Class A #
2025	32,907	71.20	to	87.86	2,432,485	—%			0.00%	to	1.25%	4.38%	to	5.69%
2024	38,187	68.21	to	83.13	2,814,834	—%			0.00%	to	1.25%	14.74%	to	16.19%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Invesco Small Cap Growth Fund - Investor Class #
2025	25,218	38.78	to	24.12	805,454	—%			0.35%	to	1.25%	4.43%	to	5.37%
2024	28,491	37.14	to	22.89	855,459	—%			0.35%	to	1.25%	14.79%	to	15.83%

Invesco Small Cap Growth Fund #
2023	70,116	32.35	to	71.55	3,363,174	—%			0.00%	to	1.25%	11.36%	to	12.66%
2022	80,434	29.05	to	63.51	3,469,565	—%			0.00%	to	1.25%	(20.03)%	to	(35.59)%
2021	85,062	36.33	to	98.61	5,415,329	0.00%	to	0.00%	0.00%	to	1.25%	(23.96)%	to	6.09%

Invesco Small Cap Value Fund - Class A
2025	13,068	117.52	to	136.72	1,069,181	0.28%			0.35%	to	1.25%	16.18%	to	17.23%
2024	9,245	101.15	to	116.63	973,822	0.36%			0.35%	to	1.25%	22.97%	to	24.09%
2023	11,189	82.25	to	93.99	958,335	0.62%			0.35%	to	1.25%	21.39%	to	22.48%
2022	11,238	67.76	to	76.74	788,905	0.28%			0.35%	to	1.25%	3.03%	to	3.96%
2021	14,454	65.77	to	73.82	984,959	0.00%	to	0.00%	0.00%	to	1.25%	34.82%	to	36.51%

Invesco Technology Fund - Investor Class
2025	31,187	53.04	to	66.21	1,660,843	—%			0.35%	to	1.25%	18.46%	to	19.53%
2024	33,988	44.77	to	55.39	1,518,822	—%			0.35%	to	1.25%	32.57%	to	33.78%
2023	34,854	33.77	to	41.41	1,180,112	—%			0.35%	to	1.25%	45.56%	to	46.86%
2022	36,848	23.20	to	28.19	851,066	—%			0.35%	to	1.25%	(40.70)%	to	(40.16)%
2021	38,358	39.13	to	47.12	1,526,428	0.00%	to	0.00%	0.35%	to	1.25%	12.85%	to	13.87%

Invesco V.I. Diversified Dividend Fund - Series I
2025	2,194	37.06	to	37.06	81,298	1.32%			0.70%	to	0.70%	14.93%	to	14.93%
2024	843	32.25	to	32.25	27,189	1.92%			0.70%	to	0.70%	12.42%	to	12.42%
2023	843	28.68	to	28.68	24,186	2.04%			0.70%	to	0.70%	8.29%	to	8.29%
2022	843	26.49	to	26.49	22,334	1.62%			0.70%	to	0.70%	(2.36)%	to	(2.36)%
2021	1,117	27.13	to	27.13	30,332	2.17%	to	2.17%	0.70%	to	0.70%	18.06%	to	18.06%

Invesco V.I. Small Cap Equity Fund - Series I
2025	3,761	33.77	to	33.77	127,033	—%			0.70%	to	0.70%	7.29%	to	7.29%
2024	4,196	31.48	to	31.48	132,085	0.13%			0.70%	to	0.70%	17.26%	to	17.26%
2023	4,528	26.84	to	26.84	121,554	—%			0.70%	to	0.70%	15.76%	to	15.76%
2022	4,193	23.19	to	23.19	97,240	—%			0.70%	to	0.70%	(21.06)%	to	(21.06)%
2021	4,642	29.38	to	29.38	136,361	0.17%	to	0.17%	0.70%	to	0.70%	19.56%	to	19.56%

Invesco V.I. Technology Fund - Series I
2025	973	70.68	to	70.68	68,801	—%			0.70%	to	0.70%	19.63%	to	19.63%
2024	1,171	59.08	to	59.08	69,212	—%			0.70%	to	0.70%	33.33%	to	33.33%
2023	295	44.31	to	44.31	13,065	—%			0.70%	to	0.70%	45.92%	to	45.92%
2022	354	30.37	to	30.37	10,753	—%			0.70%	to	0.70%	(40.37)%	to	(40.37)%
2021	1,219	50.93	to	50.93	62,081	0.00%	to	0.00%	0.00%	to	0.70%	13.61%	to	14.41%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Invesco Value Opportunities Fund - Class A
2025	18,102	42.96	to	49.04	510,019	0.22%			0.35%	to	1.25%	18.66%	to	19.73%
2024	20,270	36.21	to	40.96	479,277	0.44%			0.35%	to	1.25%	28.47%	to	29.64%
2023	21,318	28.18	to	31.60	381,370	0.21%			0.35%	to	1.25%	13.72%	to	18.85%
2022	891	24.78	to	26.59	22,573	0.02%			0.65%	to	1.25%	0.10%	to	(2.49)%
2021	25,647	24.76	to	27.26	697,466	0.00%	to	0.59%	0.35%	to	1.25%	33.91%	to	35.12%

Janus Henderson Balanced Fund - Class S
2025	91,898	37.63	to	43.65	3,697,739	1.51%			0.35%	to	1.25%	13.15%	to	14.17%
2024	82,240	33.25	to	38.23	2,960,231	1.79%			0.35%	to	1.25%	13.49%	to	14.52%
2023	86,273	29.30	to	33.38	2,693,377	1.97%			0.35%	to	1.25%	13.55%	to	9.29%
2022	88,816	25.80	to	30.54	2,513,681	0.66%			0.00%	to	1.25%	(17.92)%	to	(16.89)%
2021	93,579	31.44	to	36.75	3,214,911	0.00%	to	0.36%	0.00%	to	1.25%	15.30%	to	23.65%

Janus Henderson Balanced Portfolio - Institutional Shares
2025	7,403	46.06	to	46.06	340,946	2.02%			0.70%	to	0.70%	14.30%	to	14.30%
2024	7,797	40.29	to	40.29	314,157	2.29%			0.70%	to	0.70%	14.62%	to	14.62%
2023	4,164	35.15	to	35.15	146,384	2.04%			0.70%	to	0.70%	14.61%	to	14.61%
2022	4,655	30.67	to	30.67	142,768	1.12%			0.70%	to	0.70%	(16.98)%	to	(16.98)%
2021	7,351	36.95	to	36.95	271,605	0.89%	to	0.89%	0.70%	to	0.70%	16.38%	to	16.38%

Janus Henderson Enterprise Fund - Class S
2025	27,232	71.40	to	82.82	1,993,983	0.20%			0.35%	to	1.25%	5.89%	to	6.85%
2024	27,094	67.43	to	77.51	1,869,677	0.75%			0.35%	to	1.25%	13.38%	to	14.41%
2023	28,068	59.47	to	67.75	1,766,012	—%			0.35%	to	1.25%	16.06%	to	17.11%
2022	28,099	51.24	to	57.85	1,510,009	—%			0.35%	to	1.25%	(17.39)%	to	(16.65)%
2021	29,351	62.03	to	69.41	1,901,300	0.00%	to	0.00%	0.35%	to	1.25%	15.47%	to	18.54%

Janus Henderson Enterprise Portfolio - Institutional Shares
2025	773	70.10	to	70.10	54,172	0.31%			0.70%	to	0.70%	6.92%	to	6.92%
2024	791	65.56	to	65.56	51,864	0.85%			0.70%	to	0.70%	14.80%	to	14.80%
2023	1,545	57.11	to	57.11	88,264	0.17%			0.70%	to	0.70%	17.25%	to	17.25%
2022	934	48.71	to	48.71	45,493	0.22%			0.70%	to	0.70%	(16.53)%	to	(16.53)%
2021	1,400	58.35	to	58.35	81,693	0.30%	to	0.39%	0.00%	to	0.70%	16.02%	to	16.83%

Janus Henderson Forty Fund - Class S
2025	127,788	102.75	to	138.47	10,023,154	—%			0.00%	to	1.25%	16.41%	to	17.87%
2024	134,547	88.27	to	117.47	9,307,055	0.36%			0.00%	to	1.25%	26.13%	to	27.73%
2023	140,207	69.98	to	91.97	7,986,602	—%			0.00%	to	1.25%	37.61%	to	39.34%
2022	141,440	50.85	to	66.01	6,406,285	—%			0.00%	to	1.25%	(34.63)%	to	(33.81)%
2021	156,106	77.79	to	99.72	10,658,714	0.00%	to	0.00%	0.00%	to	1.25%	20.96%	to	22.48%

Janus Henderson Forty Portfolio - Institutional Shares
2025	53,397	96.49	to	96.49	5,152,212	0.30%			0.70%	to	0.70%	17.32%	to	17.32%
2024	55,041	82.25	to	82.25	4,526,879	0.11%			0.70%	to	0.70%	27.57%	to	27.57%
2023	57,519	64.47	to	64.47	3,708,385	0.20%			0.70%	to	0.70%	38.99%	to	38.99%
2022	57,680	46.39	to	46.39	2,676,065	0.19%			0.70%	to	0.70%	(34.02)%	to	(34.02)%
2021	62,415	70.30	to	70.30	4,387,600	0.00%	to	0.00%	0.00%	to	0.70%	22.04%	to	26.16%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Janus Henderson Global Research Fund - Class S
2025	4,243	50.84	to	32.28	177,808	0.26%			0.35%	to	1.25%	18.85%	to	19.93%
2024	5,900	42.78	to	26.92	201,671	0.53%			0.35%	to	1.25%	21.51%	to	22.61%
2023	6,990	21.95	to	35.20	199,242	0.55%			0.35%	to	1.25%	25.84%	to	24.71%
2022	6,839	17.45	to	28.23	153,702	0.43%			0.35%	to	1.25%	(20.15)%	to	(27.94)%
2021	8,354	21.85	to	39.17	223,719	0.00%	to	0.00%	0.35%	to	1.25%	16.11%	to	17.16%

Janus Henderson Global Research Portfolio - Institutional Shares
2025	9,543	44.25	to	44.25	422,231	0.74%			0.70%	to	0.70%	20.07%	to	20.07%
2024	9,652	36.85	to	36.85	355,663	0.76%			0.70%	to	0.70%	22.72%	to	22.72%
2023	9,860	30.03	to	30.03	296,058	0.93%			0.70%	to	0.70%	25.90%	to	25.90%
2022	10,919	23.85	to	23.85	267,482	1.05%			0.70%	to	0.70%	(19.97)%	to	(19.97)%
2021	11,870	29.80	to	29.80	353,780	0.32%	to	0.52%	0.00%	to	0.70%	18.09%	to	17.27%

Janus Henderson Mid Cap Value Fund - Class S
2025	5,501	35.87	to	40.59	193,555	0.37%			0.50%	to	1.25%	5.06%	to	5.85%
2024	5,482	34.14	to	38.34	190,929	0.40%			0.50%	to	1.25%	11.45%	to	12.29%
2023	8,633	30.63	to	34.15	268,197	0.65%			0.50%	to	1.25%	9.55%	to	3.17%
2022	34,623	27.96	to	33.10	1,060,213	0.74%			0.00%	to	1.25%	(6.58)%	to	(5.40)%
2021	37,846	29.93	to	34.99	1,231,729	0.00%	to	0.14%	0.00%	to	1.25%	17.66%	to	19.14%

Janus Henderson Overseas Fund - Class S
2025	99,753	18.82	to	23.13	2,008,624	1.06%			0.00%	to	1.25%	26.69%	to	28.29%
2024	103,976	14.86	to	10.75	1,654,250	1.21%			0.00%	to	1.25%	4.20%	to	7.53%
2023	111,537	14.26	to	17.09	1,702,046	1.04%			0.00%	to	1.25%	9.15%	to	10.52%
2022	121,816	13.06	to	15.46	1,714,883	1.19%			0.00%	to	1.25%	(10.17)%	to	(9.04)%
2021	125,179	14.54	to	17.00	1,957,760	0.00%	to	0.67%	0.00%	to	1.25%	11.33%	to	12.73%

Janus Henderson Overseas Portfolio - Institutional Shares
2025	10,362	24.44	to	24.44	253,295	1.53%			0.70%	to	0.70%	27.98%	to	27.98%
2024	8,490	19.10	to	19.10	162,171	1.38%			0.70%	to	0.70%	5.09%	to	5.09%
2023	8,566	18.17	to	18.17	155,680	1.53%			0.70%	to	0.70%	10.10%	to	10.10%
2022	8,694	16.51	to	16.51	143,517	1.78%			0.70%	to	0.70%	13.28%	to	(9.24)%
2021	8,838	14.57	to	18.19	160,725	0.00%	to	0.66%	0.00%	to	0.70%	12.79%	to	13.58%

John Hancock Small Cap Dynamic Growth Fund - Class A (22)
2025	19,459	18.74	to	20.47	332,493	—%			0.35%	to	1.25%	(0.14)%	to	0.76%
2024	21,336	18.77	to	20.32	367,568	—%			0.35%	to	1.25%	7.52%	to	8.49%
2023	18,966	17.46	to	18.73	340,188	—%			0.35%	to	1.25%	13.02%	to	14.04%
2022	21,176	15.45	to	16.42	335,660	—%			0.35%	to	1.25%	(21.56)%	to	(20.85)%
2021	30,874	19.69	to	20.75	627,569	0.00%	to	0.00%	0.35%	to	1.25%	12.89%	to	13.91%
(22) John Hancock New Opportunities Fund - Class A merged into John Hancock Small Cap Dynamic Growth Fund - Class A on August 22, 2025. Accordingly, activity above reflects activity inclusive of the merger.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
JPMorgan Core Bond Fund - Class A
2025	82,848	13.42	to	15.61	1,227,684	3.76%			0.35%	to	1.25%	5.77%	to	6.73%
2024	89,033	12.69	to	14.63	1,247,605	3.65%			0.35%	to	1.25%	0.55%	to	1.46%
2023	93,498	12.62	to	14.42	1,287,041	3.27%			0.35%	to	1.25%	4.11%	to	0.09%
2022	113,843	12.12	to	14.40	1,546,818	2.28%			0.00%	to	1.25%	(13.64)%	to	(12.56)%
2021	108,461	14.03	to	16.47	1,694,965	0.00%	to	1.79%	0.00%	to	1.25%	(2.59)%	to	(1.36)%

JPMorgan Large Cap Growth Fund - Class A
2025	56,101	71.20	to	13.21	753,829	—%			0.00%	to	0.85%	12.87%	to	13.83%
2024	56,631	63.08	to	11.61	666,637	—%			0.00%	to	0.85%	32.38%	to	16.06%
2023	4,181	47.65	to	47.65	199,216	—%			0.85%	to	0.85%	38.56%	to	35.83%
2022	4,622	34.39	to	35.08	161,894	0.10%			1.05%	to	1.25%	(26.52)%	to	(26.37)%
2021	4,587	46.80	to	47.65	218,202	0.00%	to	0.00%	1.05%	to	1.25%	16.73%	to	16.96%

JPMorgan Large Cap Growth Fund - Class R2 (23)
2025	720	11.76	to	11.76	8,472	—%			0.75%	to	0.75%	12.71%	to	12.71%
2024	211	10.43	to	10.43	2,203	—%			0.75%	to	0.75%	4.34%	to	4.34%
(23) JPMorgan Large Cap Growth Fund - Class R2 commenced operations on September 12, 2024.

JPMorgan Mid Cap Growth Fund - Class R3
2025	68,701	21.94	to	21.94	1,506,972	—%			0.00%	to	0.00%	8.23%	to	8.23%
2024	75,242	20.27	to	20.27	1,524,974	—%			0.00%	to	0.00%	13.98%	to	13.98%
2023	93,225	17.78	to	17.78	1,657,684	—%			0.00%	to	0.00%	22.73%	to	22.73%
2022	103,265	14.49	to	14.49	1,496,093	—%			0.00%	to	0.00%	(27.32)%	to	(27.32)%
2021	107,768	19.93	to	19.93	2,148,231	0.00%	to	0.00%	0.00%	to	0.00%	10.44%	to	10.44%

JPMorgan Small Cap Equity Fund - Class A
2025	5,368	63.81	to	74.24	359,272	0.23%			0.35%	to	1.25%	(4.09)%	to	(3.22)%
2024	5,132	66.52	to	76.71	374,773	0.37%			0.35%	to	1.25%	8.38%	to	9.36%
2023	956	61.38	to	70.14	58,980	0.85%			0.35%	to	1.25%	10.22%	to	11.22%
2022	459	55.69	to	63.07	25,823	—%			0.35%	to	1.25%	(17.36)%	to	(16.61)%
2021	865	67.39	to	75.63	59,658	0.00%	to	0.00%	0.35%	to	1.25%	14.25%	to	15.28%

JPMorgan Small Cap Growth Fund - Class A
2025	10,640	83.47	to	94.70	909,525	—%			0.50%	to	1.25%	4.81%	to	5.60%
2024	11,392	79.64	to	89.67	925,092	0.58%			0.50%	to	1.25%	11.04%	to	11.88%
2023	12,277	71.72	to	80.15	896,527	—%			0.50%	to	1.25%	12.45%	to	13.29%
2022	14,556	63.78	to	70.75	946,548	—%			0.50%	to	1.25%	(33.27)%	to	(32.77)%
2021	15,139	95.58	to	105.23	1,474,679	0.00%	to	0.00%	0.15%	to	1.25%	(7.23)%	to	(2.24)%

JPMorgan Small Cap Value Fund - Class A
2025	7,163	63.85	to	78.79	538,540	0.87%			0.00%	to	1.25%	10.54%	to	11.93%
2024	6,937	57.77	to	70.40	471,013	0.80%			0.00%	to	1.25%	7.37%	to	8.72%
2023	7,352	53.80	to	64.75	462,087	1.52%			0.00%	to	1.25%	11.38%	to	12.77%
2022	7,569	48.31	to	57.41	422,742	0.90%			0.00%	to	1.25%	(14.72)%	to	(13.65)%
2021	8,060	56.65	to	66.49	523,145	0.00%	to	0.37%	0.00%	to	1.25%	30.67%	to	32.31%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
JPMorgan SmartRetirement® 2025 Fund - Class A
2025	165,118	21.39	to	25.77	3,700,142	3.37%			0.00%	to	1.25%	10.82%	to	12.21%
2024	190,953	19.31	to	22.97	3,941,512	2.99%			0.00%	to	1.25%	6.90%	to	8.25%
2023	242,674	18.06	to	21.21	4,762,991	2.17%			0.00%	to	1.25%	11.63%	to	13.03%
2022	388,455	16.18	to	18.77	6,676,106	2.02%			0.00%	to	1.25%	(12.41)%	to	(15.84)%
2021	444,639	18.47	to	22.30	9,089,059	0.00%	to	0.00%	0.00%	to	1.25%	(10.34)%	to	6.91%

JPMorgan SmartRetirement® 2030 Fund - Class A
2025	224,003	23.79	to	28.65	5,748,645	2.53%			0.00%	to	1.25%	12.56%	to	13.98%
2024	290,907	21.13	to	25.14	6,588,601	3.22%			0.00%	to	1.25%	8.29%	to	9.66%
2023	241,552	19.51	to	22.92	5,020,490	2.12%			0.00%	to	1.25%	13.68%	to	15.11%
2022	320,550	17.17	to	19.91	5,844,782	1.58%			0.00%	to	1.25%	(17.85)%	to	(16.82)%
2021	409,593	20.90	to	23.94	9,165,826	0.00%	to	2.58%	0.00%	to	1.25%	9.06%	to	10.43%

JPMorgan SmartRetirement® 2035 Fund - Class A
2025	181,865	26.62	to	32.06	5,256,863	2.66%			0.00%	to	1.25%	13.77%	to	15.20%
2024	183,128	23.39	to	27.83	4,634,229	2.64%			0.00%	to	1.25%	10.19%	to	11.58%
2023	184,428	21.23	to	24.94	4,218,421	1.74%			0.00%	to	1.25%	15.58%	to	17.03%
2022	262,100	18.37	to	21.31	5,124,683	1.69%			0.00%	to	1.25%	(18.51)%	to	(17.48)%
2021	252,887	22.54	to	25.83	6,025,297	0.00%	to	3.02%	0.00%	to	1.25%	12.17%	to	13.58%

JPMorgan SmartRetirement® 2040 Fund - Class A
2025	219,579	28.68	to	34.55	6,850,290	2.23%			0.00%	to	1.25%	14.86%	to	16.30%
2024	218,502	24.97	to	29.70	5,946,406	2.65%			0.00%	to	1.25%	11.40%	to	12.80%
2023	175,042	22.42	to	26.33	4,248,263	1.49%			0.00%	to	1.25%	16.98%	to	18.44%
2022	260,070	19.16	to	22.23	5,341,443	1.37%			0.00%	to	1.25%	(16.17)%	to	(17.98)%
2021	309,445	22.86	to	27.11	7,762,025	0.00%	to	0.00%	0.00%	to	1.25%	(2.68)%	to	13.96%

JPMorgan SmartRetirement® 2045 Fund - Class A
2025	141,877	29.95	to	36.08	4,532,985	2.07%			0.00%	to	1.25%	15.67%	to	17.12%
2024	136,482	25.89	to	30.80	3,771,688	2.18%			0.00%	to	1.25%	12.28%	to	13.70%
2023	125,065	23.06	to	27.09	3,064,463	1.43%			0.00%	to	1.25%	18.04%	to	19.52%
2022	162,599	19.54	to	22.67	3,339,855	1.32%			0.00%	to	1.25%	(19.47)%	to	(18.46)%
2021	156,240	24.26	to	27.80	3,964,160	0.00%	to	2.95%	0.00%	to	1.25%	15.71%	to	17.17%

JPMorgan SmartRetirement® 2050 Fund - Class A
2025	137,137	30.23	to	36.41	4,489,641	1.73%			0.00%	to	1.25%	16.21%	to	17.67%
2024	160,813	26.01	to	30.94	4,558,553	2.09%			0.00%	to	1.25%	12.80%	to	14.23%
2023	146,057	23.06	to	27.09	3,639,109	1.47%			0.00%	to	1.25%	18.38%	to	19.86%
2022	166,801	19.48	to	22.60	3,486,466	1.35%			0.00%	to	1.25%	(15.64)%	to	(18.54)%
2021	173,254	23.09	to	27.74	4,465,043	0.00%	to	0.00%	0.00%	to	1.25%	0.57%	to	15.68%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
JPMorgan SmartRetirement® 2055 Fund - Class A
2025	80,217	29.92	to	35.52	2,588,581	1.94%			0.00%	to	1.25%	16.18%	to	17.64%
2024	77,426	25.75	to	30.19	2,134,276	2.03%			0.00%	to	1.25%	12.77%	to	14.20%
2023	69,076	22.84	to	26.44	1,683,184	1.39%			0.00%	to	1.25%	18.36%	to	19.85%
2022	88,838	19.29	to	22.06	1,813,180	1.50%			0.00%	to	1.25%	(19.52)%	to	(18.51)%
2021	73,992	23.97	to	27.07	1,862,731	0.00%	to	2.95%	0.00%	to	1.25%	15.68%	to	17.13%

JPMorgan SmartRetirement® 2060 Fund - Class A
2025	5,752	20.54	to	21.93	119,981	2.54%			0.50%	to	1.25%	16.17%	to	17.04%
2024	3,090	10.49	to	18.73	56,740	2.34%			0.50%	to	1.05%	4.87%	to	13.65%
2023	1,429	16.48	to	16.48	23,560	2.67%			0.50%	to	0.50%	19.18%	to	19.18%
2022	424	13.83	to	13.83	5,867	4.58%			0.50%	to	0.50%	(18.87)%	to	(18.87)%
2021	15	17.05	to	17.05	255	4.52%	to	4.52%	0.50%	to	0.50%	2.90%	to	2.90%

JPMorgan SmartRetirement® Income Fund - Class A (24)
2025	85,246	17.32	to	20.86	1,587,797	4.78%			0.00%	to	1.25%	10.65%	to	12.04%
2024	19,251	15.65	to	18.62	328,564	3.51%			0.00%	to	1.25%	6.48%	to	7.83%
2023	23,477	14.70	to	17.26	370,058	2.67%			0.00%	to	1.25%	10.24%	to	11.62%
2022	34,951	13.33	to	15.47	497,353	1.50%			0.00%	to	1.25%	(15.24)%	to	(14.17)%
2021	58,446	15.73	to	18.02	998,814	1.42%	to	2.43%	0.00%	to	1.25%	4.47%	to	5.79%
(24) JPMorgan SmartRetirement® 2020 Fund - Class A merged into JPMorgan SmartRetirement® Income Fund - Class A on April 25, 2025. Accordingly, activity above reflects activity inclusive of the merger.

JPMorgan U.S. Equity Fund - Class A
2025	10,669	64.72	to	72.88	717,636	0.18%			0.50%	to	1.25%	12.71%	to	13.56%
2024	12,992	57.42	to	69.12	806,060	0.30%			0.00%	to	1.25%	22.09%	to	23.64%
2023	14,183	47.03	to	55.91	716,523	0.66%			0.00%	to	1.25%	25.14%	to	26.71%
2022	17,425	37.58	to	44.12	691,003	0.63%			0.00%	to	1.25%	(20.18)%	to	(19.18)%
2021	22,055	47.08	to	54.59	1,092,689	0.00%	to	0.33%	0.00%	to	1.25%	26.56%	to	28.16%

JPMorgan U.S. Government Money Market Fund - Reserve Class
2025	76,233	10.47	to	11.44	809,928	3.60%			0.35%	to	1.25%	2.40%	to	3.32%
2024	60,881	10.23	to	11.07	635,846	4.52%			0.35%	to	1.25%	3.33%	to	4.26%
2023	46,706	9.90	to	10.62	465,164	4.38%			0.35%	to	1.25%	3.19%	to	4.12%
2022	53,881	9.59	to	10.20	519,986	1.04%			0.35%	to	1.25%	(0.13)%	to	0.77%
2021	61,990	9.60	to	10.12	605,607	0.00%	to	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%

Keeley Gabelli Small Cap Dividend Fund - Class A (25)
2025	31,515	15.74	to	17.10	526,207	1.36%			0.00%	to	1.25%	3.63%	to	4.93%
2024	37,120	15.19	to	16.29	594,455	1.64%			0.00%	to	1.25%	14.07%	to	15.51%
2023	39,139	13.32	to	14.11	549,700	2.75%			0.00%	to	1.25%	8.60%	to	9.96%
2022	44,089	12.26	to	12.83	567,082	1.60%			0.00%	to	1.25%	(6.93)%	to	(31.88)%
2021	45,129	13.17	to	18.83	628,911	0.00%	to	0.00%	0.00%	to	1.25%	23.14%	to	24.69%
(25) KEELEY Small Cap Dividend Value Fund - Class A, name changed to Keeley Gabelli Small Cap Dividend Fund - Class A, effective June 27, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
LKCM Aquinas Catholic Equity Fund
2025	9,028	42.69	to	42.69	385,358	0.38%			1.05%	to	1.05%	5.60%	to	5.60%
2024	8,611	40.42	to	40.42	348,043	0.27%			1.05%	to	1.05%	12.18%	to	12.18%
2023	8,174	36.03	to	36.03	294,519	0.80%			1.05%	to	1.05%	12.89%	to	12.89%
2022	7,673	31.92	to	31.92	244,916	1.04%			1.05%	to	1.05%	(17.08)%	to	(19.02)%
2021	7,259	38.49	to	39.42	286,126	0.89%	to	1.06%	0.50%	to	1.25%	21.12%	to	32.37%

Loomis Sayles Income Fund - Admin Class (26) #
2025	6,732	21.63	to	23.93	147,709	4.20%			0.65%	to	1.25%	7.26%	to	7.90%
2024	6,202	20.17	to	22.18	126,562	4.98%			0.65%	to	1.25%	4.91%	to	5.54%
(26) Loomis Sayles Bond Fund - ADM Class, name changed to Loomis Sayles Income Fund - Admin Class, effective December 31, 2025.

Loomis Sayles Income Fund - Retail Class (27) #
2025	11,570	13.29	to	13.29	153,760	4.42%			0.00%	to	0.00%	8.93%	to	8.93%
2024	10,019	12.20	to	12.20	122,238	5.42%			0.00%	to	0.00%	6.38%	to	6.38%
(27) Loomis Sayles Bond Retail Fund, name changed to Loomis Sayles Income Fund - Retail Class, effective December 31, 2025.

Loomis Sayles Income Fund (28) #
2023	16,742	19.23	to	11.47	266,241	3.69%			0.00%	to	1.25%	(2.28)%	to	(36.67)%
2022	10,473	19.68	to	18.11	192,388	4.33%			0.65%	to	1.25%	(13.47)%	to	48.51%
2021	10,062	22.74	to	12.19	214,534	0.00%	to	4.00%	0.00%	to	1.25%	2.98%	to	1.47%
(28) Loomis Sayles Bond Retail Fund, name changed to Loomis Sayles Income Fund, effective December 31, 2025.

Lord Abbett Affiliated Fund, Inc. - Class A #
2025	12,607	32.68	to	30.94	386,748	1.12%			0.50%	to	1.25%	14.32%	to	15.18%
2024	13,166	28.59	to	26.86	352,368	1.75%			0.50%	to	1.25%	15.84%	to	16.71%

Lord Abbett Affiliated Fund, Inc. - Class P #
2025	1,990	31.14	to	33.67	65,287	0.92%			0.85%	to	1.25%	14.06%	to	14.52%
2024	1,941	27.30	to	29.40	55,754	1.51%			0.85%	to	1.25%	15.58%	to	16.05%

Lord Abbett Affiliated Fund, Inc. #
2023	16,956	23.62	to	23.01	399,801	1.76%			0.50%	to	1.25%	8.92%	to	9.94%
2022	19,801	21.68	to	20.93	424,695	1.72%			0.50%	to	1.25%	(22.24)%	to	(17.59)%
2021	22,885	27.89	to	25.40	555,376	0.00%	to	5.91%	0.15%	to	1.25%	44.52%	to	30.05%

Lord Abbett Bond-Debenture Fund, Inc. - Class A #
2025	75,973	22.70	to	25.51	1,742,044	6.00%			0.00%	to	1.25%	7.05%	to	8.39%
2024	77,338	21.21	to	23.54	1,651,232	5.86%			0.00%	to	1.25%	5.43%	to	6.77%

Lord Abbett Bond-Debenture Fund, Inc. - Class P #
2025	2,639	22.04	to	24.78	64,646	5.75%			0.65%	to	1.25%	6.88%	to	7.52%
2024	2,716	20.62	to	23.05	61,881	5.59%			0.65%	to	1.25%	5.16%	to	5.79%

Lord Abbett Bond-Debenture, Inc. Fund #
2023	82,316	19.61	to	22.05	1,665,917	5.21%			0.00%	to	1.25%	2.85%	to	6.85%
2022	88,694	19.06	to	20.63	1,693,325	4.34%			0.00%	to	1.25%	(12.01)%	to	(15.01)%
2021	95,878	21.66	to	24.28	2,108,417	3.07%	to	3.32%	0.00%	to	1.25%	1.72%	to	3.25%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Lord Abbett Developing Growth Fund, Inc. - Class A #
2025	18,315	43.73	to	50.24	633,305	—%			0.50%	to	1.25%	12.95%	to	13.80%
2024	27,665	38.72	to	12.50	688,318	0.03%			0.25%	to	1.25%	20.37%	to	25.04%

Lord Abbett Developing Growth Fund, Inc. - Class P #
2025	59	52.95	to	57.26	3,352	—%			0.85%	to	1.25%	12.70%	to	13.15%
2024	59	46.98	to	50.61	2,974	—%			0.85%	to	1.25%	20.19%	to	20.67%

Lord Abbett Developing Growth Fund, Inc. #
2023	24,447	39.09	to	39.00	629,429	—%			0.35%	to	1.25%	6.87%	to	8.12%
2022	19,754	36.58	to	36.07	623,490	—%			0.35%	to	1.25%	(40.79)%	to	(37.86)%
2021	27,858	61.78	to	58.05	1,368,351	0.00%	to	0.00%	0.15%	to	1.25%	(0.31)%	to	(4.08)%

Lord Abbett Dividend Growth Fund, Inc. - Class A #
2025	3,083	42.16	to	153.45	149,063	0.69%			0.50%	to	1.25%	14.75%	to	15.61%
2024	4,629	36.74	to	132.73	187,528	0.70%			0.50%	to	1.25%	20.81%	to	21.72%

Lord Abbett Dividend Growth Fund, Inc. - Class P #
2025	1,622	48.79	to	48.79	79,147	0.49%			1.25%	to	1.25%	14.45%	to	14.45%
2024	1,495	42.63	to	42.63	63,745	0.48%			1.25%	to	1.25%	20.60%	to	20.60%

Lord Abbett Dividend Growth Fund, Inc. #
2023	5,560	35.35	to	109.04	190,076	0.74%			0.50%	to	1.25%	33.56%	to	15.76%
2022	9,043	26.47	to	94.20	264,034	0.89%			0.50%	to	1.25%	(14.60)%	to	(13.96)%
2021	9,123	31.00	to	109.48	309,751	0.00%	to	0.87%	0.50%	to	1.25%	6.15%	to	25.04%

Lord Abbett Fundamental Equity Fund, Inc. - Class A #
2025	27,089	50.32	to	63.42	1,496,624	0.53%			0.00%	to	1.25%	15.70%	to	17.15%
2024	27,024	43.49	to	54.13	1,370,943	0.86%			0.00%	to	1.25%	19.08%	to	20.59%

Lord Abbett Fundamental Equity Fund, Inc. - Class P #
2025	199	43.31	to	43.31	8,608	0.17%			0.85%	to	0.85%	15.93%	to	15.93%
2024	469	34.69	to	37.36	17,430	0.68%			0.85%	to	1.25%	18.85%	to	19.33%

Lord Abbett Fundamental Equity Fund, Inc. #
2023	28,817	29.18	to	44.89	1,238,430	0.85%			0.00%	to	1.25%	11.45%	to	13.10%
2022	57,538	26.19	to	39.69	2,208,006	1.08%			0.00%	to	1.25%	(10.76)%	to	(55.16)%
2021	62,817	29.34	to	88.53	2,691,926	0.82%	to	0.98%	0.00%	to	1.25%	27.10%	to	29.02%

Lord Abbett Growth Opportunities Fund, Inc. - Class A
2025	24,256	39.63	to	45.53	552,279	—%			0.50%	to	1.25%	11.86%	to	12.71%
2024	23,625	35.42	to	40.39	474,227	—%			0.50%	to	1.25%	29.11%	to	30.08%
2023	7,727	27.44	to	31.05	217,324	—%			0.50%	to	1.25%	9.43%	to	10.25%
2022	7,262	25.07	to	28.17	186,622	—%			0.50%	to	1.25%	(40.29)%	to	(32.92)%
2021	6,463	41.99	to	41.99	249,406	0.00%	to	0.00%	0.50%	to	1.25%	6.07%	to	20.70%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Lord Abbett International Equity Fund, Inc. - Class A
2025	19,487	20.50	to	18.21	344,773	1.03%			0.35%	to	1.25%	29.78%	to	30.95%
2024	26,656	11.96	to	13.91	357,898	1.28%			0.35%	to	1.05%	8.14%	to	8.90%
2023	30,839	11.06	to	12.77	381,411	1.82%			0.35%	to	1.05%	11.17%	to	11.95%
2022	33,688	9.95	to	11.41	371,061	1.91%			0.35%	to	1.05%	(29.47)%	to	(30.70)%
2021	37,066	14.11	to	16.46	503,497	0.19%	to	1.30%	0.35%	to	1.25%	10.26%	to	11.26%

Lord Abbett Total Return Fund, Inc. - Class A
2025	373,051	15.44	to	19.46	7,154,861	4.73%			0.00%	to	1.25%	5.91%	to	7.24%
2024	401,716	14.58	to	18.14	7,178,661	4.71%			0.00%	to	1.25%	1.28%	to	2.56%
2023	385,522	14.39	to	17.69	6,713,746	4.52%			0.00%	to	1.25%	5.20%	to	6.30%
2022	383,135	13.68	to	16.64	6,243,262	3.20%			0.00%	to	1.25%	(15.29)%	to	(14.10)%
2021	397,362	16.15	to	19.37	7,549,115	0.00%	to	0.00%	0.00%	to	1.25%	(1.41)%	to	(0.11)%

Lord Abbett Value Opportunities Fund, Inc. - Class A #
2025	62,779	32.21	to	11.49	1,772,537	0.21%			0.25%	to	1.25%	(0.67)%	to	0.33%
2024	75,401	32.43	to	11.46	2,210,000	—%			0.25%	to	1.25%	12.20%	to	13.33%

Lord Abbett Value Opportunities Fund, Inc. - Class P #
2025	16,317	21.44	to	24.02	373,429	0.03%			0.35%	to	1.25%	(0.85)%	to	0.05%
2024	21,298	21.63	to	24.01	490,011	—%			0.35%	to	1.25%	11.91%	to	12.93%

Lord Abbett Value Opportunities Fund #
2023	93,235	19.32	to	21.26	2,601,492	0.10%			0.35%	to	1.25%	(22.94)%	to	(24.47)%
2022	104,457	25.08	to	28.15	2,524,600	0.55%			0.35%	to	1.25%	14.91%	to	(22.18)%
2021	112,722	21.82	to	36.17	3,534,621	0.00%	to	0.00%	0.00%	to	1.25%	(15.68)%	to	32.13%

LVIP American Century Balanced Fund - Standard Class II
2025	20,709	31.56	to	31.56	653,626	1.71%			0.70%	to	0.70%	8.85%	to	8.85%
2024	23,638	29.00	to	29.00	685,433	2.08%			0.70%	to	0.70%	11.28%	to	11.28%
2023	23,813	26.06	to	26.06	620,503	1.94%			0.70%	to	0.70%	15.60%	to	15.60%
2022	24,013	22.54	to	22.54	541,288	1.21%			0.70%	to	0.70%	(17.84)%	to	(17.84)%
2021	23,922	27.44	to	27.44	656,344	0.72%	to	0.72%	0.70%	to	0.70%	14.96%	to	14.96%

LVIP American Century Disciplined Core Value Fund - Standard Class II
2025	6,303	38.38	to	38.38	241,910	1.72%			0.70%	to	0.70%	14.06%	to	14.06%
2024	6,409	33.65	to	33.65	215,648	1.32%			0.70%	to	0.70%	12.30%	to	12.30%
2023	6,471	29.97	to	29.97	193,911	1.55%			0.70%	to	0.70%	7.90%	to	7.90%
2022	6,432	27.77	to	27.77	178,981	1.78%			0.70%	to	0.70%	(13.34)%	to	(13.34)%
2021	6,402	32.05	to	32.05	205,147	1.04%	to	1.04%	0.70%	to	0.70%	22.79%	to	22.79%

LVIP American Century Ultra® Fund - Standard Class II
2025	18,791	90.40	to	90.40	1,698,780	—%			0.70%	to	0.70%	12.06%	to	12.06%
2024	20,418	80.68	to	80.68	1,647,282	—%			0.70%	to	0.70%	27.89%	to	27.89%
2023	24,211	63.08	to	63.08	1,527,245	—%			0.70%	to	0.70%	42.51%	to	42.51%
2022	24,452	44.26	to	44.26	1,082,328	—%			0.70%	to	0.70%	(32.85)%	to	(32.85)%
2021	29,567	65.91	to	65.91	1,948,889	0.00%	to	0.00%	0.70%	to	0.70%	22.30%	to	22.30%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
LVIP American Century Value Fund - Standard Class II
2025	10,865	38.89	to	38.89	422,546	1.52%			0.70%	to	0.70%	15.21%	to	15.21%
2024	12,672	33.76	to	33.76	427,734	2.61%			0.70%	to	0.70%	8.71%	to	8.71%
2023	17,753	31.05	to	31.05	551,258	2.37%			0.70%	to	0.70%	8.34%	to	8.34%
2022	20,415	28.66	to	28.66	608,794	2.10%			0.70%	to	0.70%	(0.16)%	to	(0.16)%
2021	21,947	28.71	to	28.71	630,009	1.76%	to	1.76%	0.70%	to	0.70%	23.64%	to	23.64%

Massachusetts Investors Growth Stock Fund - Class A
2025	36,826	62.02	to	60.97	2,376,779	0.42%			0.00%	to	1.25%	8.52%	to	9.88%
2024	43,726	57.15	to	55.49	2,549,069	0.23%			0.00%	to	1.25%	14.88%	to	16.33%
2023	48,234	49.75	to	47.70	2,389,595	0.44%			0.00%	to	1.25%	22.54%	to	24.08%
2022	49,719	40.60	to	38.44	1,993,903	0.28%			0.00%	to	1.25%	(33.30)%	to	(19.24)%
2021	76,329	60.86	to	47.60	4,013,637	0.00%	to	0.16%	0.00%	to	1.25%	26.20%	to	24.63%

Massachusetts Investors Trust - Class R3
2025	8,543	82.84	to	102.22	802,043	0.47%			0.00%	to	1.25%	12.15%	to	13.56%
2024	11,095	73.86	to	90.01	928,032	0.48%			0.00%	to	1.25%	18.15%	to	19.64%
2023	10,534	62.52	to	75.24	735,469	0.83%			0.00%	to	1.25%	17.68%	to	19.16%
2022	11,956	53.12	to	63.14	703,534	0.87%			0.00%	to	1.25%	(17.36)%	to	(16.33)%
2021	12,920	64.29	to	75.46	913,119	0.00%	to	0.00%	0.00%	to	1.25%	25.28%	to	26.86%

MassMutual Blue Chip Growth Fund - Class R4 #
2025	3,205	50.65	to	14.12	85,103	—%			0.00%	to	0.50%	15.84%	to	16.42%
2024	2,240	43.72	to	19.26	61,962	—%			0.00%	to	0.50%	33.94%	to	14.78%

MassMutual Blue Chip Growth Fund - Class R5 #
2025	1,655,980	29.31	to	29.31	48,531,830	—%			0.00%	to	0.00%	16.84%	to	16.84%
2024	1,810,368	25.08	to	25.08	45,410,328	—%			0.00%	to	0.00%	35.13%	to	35.13%

MassMutual Blue Chip Growth Fund #
2023	2,023,747	32.64	to	16.78	37,565,066	—%			0.00%	to	0.50%	49.28%	to	17.59%
2022	2,293,849	21.87	to	14.27	28,286,679	0.30%			0.00%	to	0.50%	(34.61)%	to	(44.88)%
2021	2,497,865	33.44	to	25.89	46,719,897	0.00%	to	0.00%	0.00%	to	0.50%	62.76%	to	16.55%

MassMutual Core Bond Fund - Class R4 (29) #
2025	13,872	10.15	to	10.47	143,199	4.16%			0.00%	to	1.05%	1.52%	to	7.73%
2024	8,779	9.70	to	9.72	85,202	3.75%			0.00%	to	0.50%	(6.11)%	to	12.09%
(29) MassMutual Total Return Bond Fund - Class R4 merged into MassMutual Core Bond Fund - Class R4 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.

MassMutual Core Bond Fund - Class R5 (30) #
2025	383,971	10.56	to	10.56	4,054,205	4.55%			0.00%	to	0.00%	8.01%	to	8.01%
2024	331,609	9.78	to	9.78	3,241,651	4.15%			0.00%	to	0.00%	1.15%	to	1.15%
(30) MassMutual Total Return Bond Fund - Class R5 merged into MassMutual Core Bond Fund - Class R5 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
MassMutual Core Bond Fund #
2023	331,248	10.85	to	8.67	3,198,338	4.17%			0.00%	to	0.75%	6.24%	to	2.12%
2022	336,333	10.21	to	8.49	3,059,614	1.39%			0.00%	to	0.85%	(18.75)%	to	(16.76)%
2021	392,191	12.56	to	10.20	4,220,089	0.67%	to	3.27%	0.00%	to	1.25%	(2.83)%	to	(6.85)%

MassMutual Diversified Value Fund - Class R5 (31)
2025	87,902	20.49	to	20.49	1,801,002	1.40%			0.00%	to	0.00%	11.34%	to	11.34%
2024	125,049	18.40	to	18.40	2,301,084	1.08%			0.00%	to	0.00%	9.77%	to	9.77%
2023	127,353	16.76	to	16.76	2,134,982	1.20%			0.00%	to	0.00%	10.69%	to	10.69%
2022	129,844	15.15	to	15.15	1,966,558	1.17%			0.00%	to	0.00%	(4.57)%	to	(4.57)%
2021	138,458	15.87	to	15.87	2,197,462	1.17%	to	1.17%	0.00%	to	0.00%	23.28%	to	23.28%
(31) MassMutual Equity Opportunities Fund - Class R5 merged into MassMutual Diversified Value Fund - Class R5 on September 12, 2025. Accordingly, activity above reflects activity inclusive of the merger.

MassMutual Global Fund - Class R5
2025	15,098	21.68	to	21.68	327,352	—%			0.00%	to	0.00%	15.37%	to	15.37%
2024	8,830	18.79	to	18.79	165,941	—%			0.00%	to	0.00%	15.76%	to	15.76%
2023	3,498	16.23	to	16.23	56,792	—%			0.00%	to	0.00%	34.13%	to	34.13%
2022	3,555	12.10	to	12.10	43,026	—%			0.00%	to	0.00%	(32.03)%	to	(32.03)%
2021	3,480	17.81	to	17.81	61,966	0.00%	to	0.00%	0.00%	to	0.00%	15.23%	to	15.23%

MassMutual High Yield Fund - Class R5
2025	183,251	14.84	to	14.84	2,719,052	6.87%			0.00%	to	0.00%	8.68%	to	8.68%
2024	174,334	13.65	to	13.65	2,380,124	7.12%			0.00%	to	0.00%	9.52%	to	9.52%
2023	182,081	12.47	to	12.47	2,269,851	6.50%			0.00%	to	0.00%	12.94%	to	12.94%
2022	186,269	11.04	to	11.04	2,056,018	5.85%			0.00%	to	0.00%	(11.11)%	to	(11.11)%
2021	203,025	12.42	to	12.42	2,520,985	5.57%	to	5.57%	0.00%	to	0.00%	7.42%	to	7.42%

MassMutual Mid Cap Growth Fund - Class R4 #
2025	6,719	26.71	to	10.30	178,864	—%			0.00%	to	0.75%	2.49%	to	3.27%
2024	6,293	26.06	to	13.24	163,570	0.45%			0.00%	to	0.75%	10.13%	to	(7.54)%

MassMutual Mid Cap Growth Fund - Class R5 #
2025	70,743	18.27	to	18.27	1,292,385	—%			0.00%	to	0.00%	3.68%	to	3.68%
2024	78,903	17.62	to	17.62	1,390,280	0.57%			0.00%	to	0.00%	11.29%	to	11.29%

MassMutual Mid Cap Growth Fund #
2023	94,450	23.67	to	14.32	1,543,632	—%			0.00%	to	0.75%	18.14%	to	10.58%
2022	89,446	20.03	to	12.95	1,231,783	—%			0.00%	to	0.75%	(26.39)%	to	(36.74)%
2021	112,408	27.22	to	20.47	2,027,516	0.00%	to	0.00%	0.00%	to	1.25%	34.59%	to	13.06%

MassMutual Small Cap Growth Equity Fund - Class R4
2025	73,952	29.12	to	31.64	2,340,072	—%			0.00%	to	0.85%	10.05%	to	10.99%
2024	85,778	12.64	to	28.51	2,421,429	—%			0.00%	to	1.25%	13.47%	to	14.90%
2023	94,716	11.14	to	24.81	2,329,332	—%			0.00%	to	1.25%	(44.59)%	to	16.45%
2022	105,428	20.11	to	21.31	2,246,404	0.00%	to	0.00%	0.00%	to	0.85%	95.27%	to	(26.21)%
2021	114,557	10.30	to	28.88	3,308,161	0.00%	to	0.00%	0.00%	to	0.00%	(24.60)%	to	(24.60)%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
MassMutual Small Cap Opportunities Fund - Class R4 #
2025	7,667	26.43	to	16.31	159,143	0.12%			0.00%	to	0.35%	7.90%	to	8.27%
2024	20,532	24.50	to	16.57	403,184	0.25%			0.00%	to	0.35%	12.06%	to	3.24%

MassMutual Small Cap Opportunities Fund - Class R5 #
2025	29,606	25.30	to	25.30	749,039	0.60%			0.00%	to	0.00%	8.68%	to	8.68%
2024	28,055	23.28	to	23.28	653,094	0.64%			0.00%	to	0.00%	12.84%	to	12.84%

MassMutual Small Cap Opportunities Fund #
2023	43,730	20.70	to	20.63	844,271	0.12%			0.00%	to	1.05%	16.32%	to	43.77%
2022	44,075	17.80	to	14.35	736,716	0.62%			0.00%	to	1.05%	(20.31)%	to	(16.96)%
2021	48,076	22.33	to	17.28	961,170	0.00%	to	0.00%	0.00%	to	1.05%	20.63%	to	10.06%

MFS® Core Equity Fund - Class A #
2025	72,368	47.26	to	37.93	2,761,233	0.44%			0.35%	to	1.25%	10.98%	to	11.99%
2024	74,100	42.58	to	33.87	2,531,435	0.52%			0.35%	to	1.25%	18.57%	to	19.65%

MFS® Core Equity Fund - Class R3 #
2025	132	70.38	to	70.38	9,265	0.15%			1.25%	to	1.25%	10.99%	to	10.99%
2024	659	63.41	to	68.54	41,796	0.53%			0.75%	to	1.25%	18.58%	to	19.18%

MFS® Core Equity Fund #
2023	79,403	53.47	to	28.31	2,280,712	0.65%			0.35%	to	1.25%	21.35%	to	22.43%
2022	95,233	44.07	to	23.12	2,237,446	0.34%			0.35%	to	1.25%	(23.20)%	to	(17.48)%
2021	101,904	57.38	to	28.02	2,908,965	0.00%	to	0.16%	0.35%	to	1.25%	83.94%	to	24.64%

MFS® Emerging Markets Debt Fund - Class R3
2025	7,509	16.74	to	12.05	115,157	5.18%			0.25%	to	1.25%	10.85%	to	11.96%
2024	6,492	15.10	to	10.76	93,682	6.53%			0.25%	to	1.25%	5.55%	to	6.61%
2023	6,945	14.30	to	16.20	106,931	5.84%			0.35%	to	1.25%	8.73%	to	9.71%
2022	7,005	13.16	to	14.77	98,393	5.84%			0.35%	to	1.25%	(8.83)%	to	(15.35)%
2021	14,761	14.43	to	17.44	242,463	0.00%	to	3.93%	0.00%	to	1.25%	(6.42)%	to	(3.86)%

MFS® Government Securities Fund - Class R3
2025	184,947	11.43	to	14.25	2,441,254	3.52%			0.00%	to	1.25%	5.40%	to	6.73%
2024	310,892	10.84	to	13.35	3,965,971	3.70%			0.00%	to	1.25%	(0.93)%	to	0.33%
2023	317,379	10.94	to	13.31	4,036,677	3.06%			0.00%	to	1.25%	26.07%	to	24.86%
2022	325,161	8.68	to	10.66	3,972,583	1.47%			0.00%	to	1.25%	(13.63)%	to	(27.01)%
2021	344,679	10.05	to	14.60	4,825,130	0.00%	to	0.00%	0.00%	to	1.25%	(3.40)%	to	(3.18)%

MFS® Growth Fund - Class R3
2025	12,803	61.40	to	68.46	845,279	—%			0.50%	to	1.25%	10.64%	to	11.47%
2024	16,982	55.50	to	61.41	996,608	—%			0.50%	to	1.25%	29.70%	to	30.68%
2023	21,196	42.79	to	46.99	951,286	—%			0.50%	to	1.25%	34.11%	to	35.11%
2022	20,200	31.91	to	34.78	679,136	—%			0.50%	to	1.25%	(32.18)%	to	(31.67)%
2021	18,634	47.04	to	50.90	919,339	0.00%	to	0.00%	0.50%	to	1.25%	21.80%	to	22.72%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
MFS® High Income Fund - Class A
2025	20,690	29.28	to	15.30	419,417	6.13%			0.35%	to	1.25%	7.34%	to	8.31%
2024	28,568	27.28	to	14.13	497,823	6.06%			0.35%	to	1.25%	5.25%	to	6.21%
2023	30,644	25.92	to	13.30	514,208	5.83%			0.35%	to	1.25%	10.79%	to	11.79%
2022	40,581	23.40	to	11.90	605,028	5.00%			0.35%	to	1.25%	(21.61)%	to	(10.88)%
2021	41,622	29.85	to	13.35	691,628	0.00%	to	4.30%	0.35%	to	1.25%	2.84%	to	1.92%

MFS® High Yield Portfolio - Initial Class
2025	2,189	16.30	to	16.30	35,663	5.15%			0.70%	to	0.70%	7.89%	to	7.89%
2024	773	15.10	to	15.10	11,670	7.57%			0.70%	to	0.70%	6.17%	to	6.17%
2023	439	14.23	to	14.23	6,249	6.14%			0.70%	to	0.70%	11.63%	to	11.63%
2022	767	12.74	to	12.74	9,772	4.41%			0.70%	to	0.70%	(11.14)%	to	(11.14)%
2021	1,731	14.34	to	14.34	24,824	2.39%	to	2.39%	0.70%	to	0.70%	2.76%	to	2.76%

MFS® International Growth Fund - Class R3
2025	10,501	28.60	to	32.21	309,155	0.68%			0.50%	to	1.25%	19.28%	to	20.18%
2024	11,961	23.98	to	26.80	293,845	1.34%			0.50%	to	1.25%	7.47%	to	8.29%
2023	10,115	22.31	to	24.75	231,412	1.03%			0.50%	to	1.25%	13.12%	to	13.97%
2022	12,508	19.72	to	21.72	256,767	0.83%			0.50%	to	1.25%	(16.38)%	to	(15.75)%
2021	12,804	23.59	to	25.78	312,846	0.00%	to	1.04%	0.50%	to	1.25%	7.87%	to	8.68%

MFS® International Intrinsic Value Fund - Class R3
2025	307,068	58.38	to	72.04	21,907,353	1.70%			0.00%	to	1.25%	31.13%	to	32.77%
2024	339,100	44.52	to	54.26	18,134,866	1.66%			0.00%	to	1.25%	5.85%	to	7.19%
2023	372,646	42.06	to	50.62	18,603,504	1.63%			0.00%	to	1.25%	16.14%	to	17.60%
2022	416,226	36.22	to	43.05	17,718,433	0.72%			0.00%	to	1.25%	(24.23)%	to	(23.28)%
2021	437,828	47.80	to	56.11	24,380,779	0.00%	to	0.73%	0.00%	to	1.25%	2.36%	to	8.94%

MFS® International New Discovery Fund - Class A
2025	6,576	38.27	to	32.30	293,621	1.47%			0.00%	to	1.25%	15.16%	to	16.61%
2024	7,983	33.23	to	28.58	300,320	1.95%			0.00%	to	1.25%	(0.61)%	to	(6.30)%
2023	9,437	33.44	to	30.50	354,825	1.71%			0.00%	to	1.25%	11.38%	to	8.39%
2022	9,529	30.02	to	28.14	320,388	0.47%			0.00%	to	1.25%	(31.58)%	to	(23.16)%
2021	9,589	43.88	to	36.62	399,898	0.00%	to	0.93%	0.00%	to	1.25%	3.37%	to	(0.27)%

MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class
2025	1,788	34.16	to	34.16	61,096	0.28%			0.70%	to	0.70%	9.13%	to	9.13%
2024	1,802	31.30	to	31.30	56,423	0.35%			0.70%	to	0.70%	15.45%	to	15.45%
2023	48,234	49.75	to	47.70	2,389,595	0.44%			0.00%	to	1.25%	22.54%	to	24.08%
2022	49,719	40.60	to	38.44	1,993,903	0.28%			0.00%	to	1.25%	(33.30)%	to	(19.24)%
2021	76,329	60.86	to	47.60	4,013,637	0.00%	to	0.16%	0.00%	to	1.25%	26.20%	to	24.63%

MFS® Mid Cap Growth Fund - Class A
2025	13,555	35.15	to	31.65	506,435	—%			0.35%	to	1.25%	2.11%	to	3.03%
2024	15,844	34.43	to	30.72	575,208	—%			0.35%	to	1.25%	12.98%	to	14.01%
2023	16,150	30.47	to	26.95	517,999	—%			0.35%	to	1.25%	19.50%	to	20.57%
2022	18,705	25.50	to	22.35	497,090	—%			0.35%	to	1.25%	(39.19)%	to	(28.77)%
2021	23,223	41.94	to	31.38	863,739	0.00%	to	0.00%	0.35%	to	1.25%	13.34%	to	12.33%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
MFS® New Discovery Fund - Class R3
2025	132,081	28.57	to	34.41	4,525,417	—%			0.00%	to	1.25%	10.96%	to	12.36%
2024	139,826	25.75	to	30.63	4,270,123	—%			0.00%	to	1.25%	4.74%	to	6.06%
2023	123,010	24.58	to	28.88	3,542,291	—%			0.00%	to	1.25%	12.55%	to	13.97%
2022	139,331	21.84	to	25.34	3,518,634	—%			0.00%	to	1.25%	(30.68)%	to	(29.81)%
2021	152,952	31.51	to	36.10	5,502,990	0.00%	to	0.00%	0.00%	to	1.25%	0.01%	to	1.26%

MFS® Research International Fund - Class R3
2025	171,798	15.86	to	19.78	2,917,251	1.69%			0.00%	to	1.25%	20.83%	to	22.34%
2024	202,883	13.12	to	16.16	2,847,732	1.73%			0.00%	to	1.25%	1.54%	to	2.83%
2023	199,536	12.92	to	14.88	2,785,489	1.48%			0.35%	to	1.25%	11.70%	to	12.71%
2022	216,258	11.57	to	13.20	2,693,028	1.41%			0.35%	to	1.25%	(18.55)%	to	(17.81)%
2021	213,284	14.20	to	16.06	3,245,681	0.00%	to	1.11%	0.35%	to	1.25%	10.23%	to	11.23%

MFS® Technology Fund - Class R3
2025	2,224	182.06	to	211.81	446,208	—%			0.35%	to	1.25%	14.63%	to	15.66%
2024	2,167	158.82	to	183.12	377,657	—%			0.35%	to	1.25%	34.77%	to	35.99%
2023	2,094	117.85	to	134.66	268,409	—%			0.35%	to	1.25%	51.98%	to	53.35%
2022	2,000	77.54	to	87.81	165,856	—%			0.35%	to	1.25%	(36.99)%	to	(35.19)%
2021	1,973	123.07	to	135.49	258,095	0.00%	to	0.00%	0.50%	to	1.25%	11.96%	to	12.80%

MFS® Total Return Bond Fund - Class R3
2025	53,067	15.62	to	18.69	824,862	4.00%			0.00%	to	1.25%	5.74%	to	7.07%
2024	50,784	14.77	to	17.46	744,657	4.08%			0.00%	to	1.25%	0.92%	to	2.20%
2023	48,827	14.63	to	17.08	717,703	3.90%			0.00%	to	1.25%	5.63%	to	6.95%
2022	55,410	13.85	to	15.97	820,275	2.65%			0.00%	to	1.25%	(15.12)%	to	(14.05)%
2021	62,912	16.32	to	18.58	1,104,267	1.86%	to	1.89%	0.00%	to	1.25%	(2.39)%	to	(1.16)%

MFS® Total Return Fund - Class R3
2025	155,918	27.29	to	29.70	2,981,927	2.54%			0.00%	to	1.25%	9.64%	to	11.02%
2024	170,980	24.89	to	26.76	3,248,722	2.35%			0.00%	to	1.25%	6.26%	to	7.60%
2023	106,235	23.42	to	24.87	2,500,255	2.40%			0.00%	to	1.25%	8.93%	to	10.29%
2022	108,040	21.50	to	22.55	2,303,650	1.78%			0.00%	to	1.25%	(10.78)%	to	(14.76)%
2021	106,160	24.10	to	26.45	2,514,306	0.00%	to	0.00%	0.00%	to	1.25%	12.54%	to	13.96%

MFS® Utilities Fund - Class A #
2025	68,443	70.14	to	20.87	1,939,303	2.04%			0.35%	to	1.25%	13.41%	to	14.44%
2024	74,747	61.84	to	18.23	1,807,552	2.12%			0.35%	to	1.25%	10.01%	to	11.01%

MFS® Utilities Fund - Class R3 #
2025	63,533	37.02	to	34.10	2,222,751	2.01%			0.00%	to	1.25%	13.42%	to	14.85%
2024	72,014	32.64	to	29.69	2,160,482	2.09%			0.00%	to	1.25%	9.96%	to	11.35%

MFS® Utilities Fund #
2023	162,281	56.22	to	26.67	3,921,762	2.14%			0.00%	to	1.25%	(3.47)%	to	(2.22)%
2022	177,253	58.24	to	27.27	4,394,275	1.80%			0.00%	to	1.25%	(11.96)%	to	0.44%
2021	179,156	66.14	to	27.15	4,387,415	0.00%	to	1.27%	0.00%	to	1.25%	113.05%	to	13.86%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
MFS® Utilities Series - Initial Class
2025	2,291	41.72	to	41.72	95,570	2.93%			0.70%	to	0.70%	14.21%	to	14.21%
2024	2,394	36.53	to	36.53	87,457	2.34%			0.70%	to	0.70%	10.88%	to	10.88%
2023	2,526	32.95	to	32.95	83,223	2.97%			0.70%	to	0.70%	(2.79)%	to	(2.79)%
2022	3,747	33.90	to	33.90	126,989	2.54%			0.70%	to	0.70%	0.05%	to	0.05%
2021	3,214	33.88	to	33.88	108,880	1.77%	to	13.35%	0.45%	to	0.70%	13.30%	to	17.70%

MFS® Value Fund - Class A #
2025	123,306	51.18	to	68.97	6,599,749	1.55%			0.00%	to	1.25%	11.47%	to	12.87%
2024	136,671	45.91	to	61.11	6,538,630	1.51%			0.00%	to	1.25%	10.25%	to	11.64%

MFS® Value Fund - Class R3 #
2025	105,259	31.85	to	40.21	3,793,337	1.52%			0.00%	to	1.25%	11.45%	to	12.86%
2024	159,252	28.57	to	35.63	5,220,658	1.51%			0.00%	to	1.25%	10.24%	to	11.64%

MFS® Value Fund #
2023	333,122	25.92	to	31.91	11,769,798	1.54%			0.00%	to	1.25%	(33.68)%	to	(37.10)%
2022	378,663	39.08	to	50.73	12,482,646	1.58%			0.00%	to	1.25%	24.04%	to	(6.13)%
2021	462,837	31.51	to	54.05	16,056,922	0.00%	to	0.00%	0.00%	to	1.25%	(27.08)%	to	23.53%

MM S&P 500® Index Fund - Class R4
2025	24,927	36.19	to	39.49	951,807	0.69%			0.50%	to	1.25%	15.61%	to	16.48%
2024	32,248	31.30	to	33.90	1,049,731	0.94%			0.50%	to	1.25%	22.60%	to	23.52%
2023	29,378	25.53	to	27.44	774,364	0.76%			0.50%	to	1.25%	23.93%	to	24.86%
2022	76,469	20.60	to	21.98	1,657,948	1.13%			0.50%	to	1.25%	(19.61)%	to	(19.01)%
2021	60,066	25.63	to	27.14	1,598,223	0.00%	to	0.23%	0.50%	to	1.25%	26.33%	to	27.28%

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio - Class A
2025	4,685	33.68	to	36.36	166,068	—%			0.50%	to	1.25%	10.69%	to	11.52%
2024	6,058	30.43	to	32.60	189,759	—%			0.50%	to	1.25%	25.50%	to	26.45%
2023	8,215	24.25	to	25.78	203,373	—%			0.50%	to	1.25%	47.44%	to	48.55%
2022	8,700	16.45	to	17.36	146,234	—%			0.50%	to	1.25%	(42.46)%	to	(42.03)%
2021	6,388	28.58	to	29.94	186,880	0.00%	to	0.00%	0.50%	to	1.25%	(1.30)%	to	(0.55)%

Neuberger Quality Equity Fund - Class A (32) #
2025	30,519	55.85	to	64.41	1,866,923	—%			0.35%	to	1.25%	15.70%	to	16.75%
2024	32,145	48.27	to	55.17	1,698,333	—%			0.35%	to	1.25%	26.35%	to	27.50%
(32) Neuberger Berman Sustainable Equity Fund Class A, name changed to Neuberger Quality Equity Fund - Class A, effective July 28, 2025.

Neuberger Quality Equity Fund - Trust Class (33) #
2025	5,390	55.57	to	110.09	490,924	—%			0.00%	to	1.25%	15.73%	to	17.18%
2024	4,604	48.02	to	93.95	345,860	—%			0.00%	to	1.25%	26.34%	to	27.93%
(33) Neuberger Berman Sustainable Equity Fund - Trust Class, name changed to Neuberger Quality Equity Fund - Trust Class, effective July 28, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Neuberger Berman Quality Equity Fund #
2023	37,192	38.01	to	73.44	1,640,031	0.14%			0.00%	to	1.25%	24.33%	to	110.24%
2022	39,567	30.57	to	34.93	1,387,430	—%			0.00%	to	1.25%	(19.33)%	to	(51.09)%
2021	45,637	37.90	to	71.42	1,976,051	0.26%	to	0.27%	0.00%	to	1.25%	(18.49)%	to	20.99%

NexPoint Merger Arbitrage Fund - Class A
2025	2,081	11.59	to	19.53	23,935	4.21%			0.00%	to	1.25%	4.64%	to	5.96%
2024	4,102	11.07	to	19.34	45,227	4.85%			0.00%	to	1.25%	4.33%	to	0.68%
2023	3,521	10.61	to	19.21	37,685	4.91%			0.00%	to	1.25%	2.45%	to	(1.13)%
2022	2,926	10.36	to	19.43	30,531	4.69%			0.00%	to	1.25%	1.04%	to	(2.51)%
2021	7,165	10.25	to	19.93	73,737	0.00%	to	1.21%	0.00%	to	1.25%	2.83%	to	99.87%

Nomura Asset Strategy Fund - Class Y (34)
2025	20,897	29.19	to	33.11	593,253	1.20%			0.50%	to	1.25%	15.18%	to	16.04%
2024	28,085	25.34	to	28.53	701,121	1.93%			0.50%	to	1.25%	12.54%	to	13.39%
2023	28,498	22.52	to	25.16	633,816	2.86%			0.50%	to	1.25%	14.17%	to	15.03%
2022	26,835	19.72	to	21.88	530,474	1.08%			0.50%	to	1.25%	(14.50)%	to	(13.86)%
2021	27,154	23.07	to	25.39	627,769	0.00%	to	2.14%	0.50%	to	1.25%	12.38%	to	13.23%
(34) Macquarie Asset Strategy Fund - Class Y, name changed to Nomura Asset Strategy Fund - Class Y, effective December 01, 2025.

Nomura Diversified Income Fund - Class A (35)
2025	42,521	12.17	to	13.15	484,122	4.37%			0.50%	to	1.05%	6.25%	to	6.83%
2024	49,539	11.46	to	12.31	544,386	3.92%			0.50%	to	1.05%	0.82%	to	1.38%
2023	11,749	11.37	to	12.14	142,557	3.98%			0.50%	to	1.05%	7.62%	to	5.87%
2022	11,863	10.56	to	11.47	134,798	3.27%			0.50%	to	1.25%	(15.03)%	to	(14.39)%
2021	13,865	12.43	to	13.39	182,391	2.12%	to	2.43%	0.50%	to	1.25%	(2.42)%	to	3.28%
(35) Macquarie Diversified Income Fund - Class A, name changed to Nomura Diversified Income Fund - Class A, effective December 01, 2025.

Nomura Extended Duration Bond Fund - Class A (36)
2025	3,745	13.67	to	14.76	55,274	4.83%			0.50%	to	1.05%	4.87%	to	5.45%
2024	3,466	13.03	to	14.00	48,496	4.46%			0.50%	to	1.05%	(2.58)%	to	(2.04)%
2023	200	13.38	to	14.29	2,834	4.29%			0.50%	to	1.05%	8.22%	to	8.82%
2022	170	12.36	to	13.13	2,210	3.69%			0.50%	to	1.05%	(26.02)%	to	(27.08)%
2021	156	16.71	to	18.01	2,788	0.00%	to	2.94%	0.50%	to	1.25%	(3.77)%	to	(1.29)%
(36) Macquarie Extended Duration Bond Fund - Class A, name changed to Nomura Extended Duration Bond Fund - Class A, effective December 01, 2025.

Nomura Large Cap Growth Fund - Class Y (37)
2025	8,787	74.79	to	69.41	629,166	—%			0.35%	to	1.25%	7.49%	to	8.46%
2024	9,920	69.58	to	64.00	655,523	—%			0.35%	to	1.25%	22.41%	to	23.52%
2023	14,283	56.84	to	51.81	773,942	—%			0.35%	to	1.25%	36.12%	to	37.35%
2022	15,212	41.76	to	37.72	602,991	—%			0.35%	to	1.25%	(32.28)%	to	(27.28)%
2021	16,044	61.66	to	51.88	885,563	0.00%	to	0.00%	0.35%	to	1.25%	26.56%	to	24.99%
(37) Macquarie Large Cap Growth Fund - Class Y, name changed to Nomura Large Cap Growth Fund - Class Y, effective December 01, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Nomura Natural Resources Fund - Class Y (38)
2025	102,320	12.06	to	10.79	1,106,980	—%			0.00%	to	1.25%	36.22%	to	37.93%
2024	112,584	8.85	to	7.82	877,798	4.44%			0.00%	to	1.25%	(1.71)%	to	(0.47)%
2023	133,389	9.01	to	7.86	1,051,386	1.53%			0.00%	to	1.25%	0.01%	to	1.27%
2022	169,341	9.00	to	7.76	1,259,381	2.28%			0.00%	to	1.25%	5.93%	to	17.76%
2021	154,750	8.50	to	6.59	1,024,318	0.00%	to	2.72%	0.00%	to	1.25%	26.56%	to	24.99%
(38) Macquarie Natural Resources Fund - Class Y, name changed to Nomura Natural Resources Fund - Class Y, effective December 01, 2025.

Nomura Science and Technology Fund - Class Y (39)
2025	33,734	97.23	to	13.33	2,492,750	—%			0.25%	to	1.25%	32.14%	to	33.28%
2024	28,940	73.58	to	83.99	1,955,501	—%			0.50%	to	1.25%	29.71%	to	30.69%
2023	26,801	56.73	to	64.26	1,533,441	—%			0.50%	to	1.25%	38.89%	to	39.93%
2022	32,348	40.84	to	45.93	1,395,365	—%			0.50%	to	1.25%	(33.25)%	to	(32.74)%
2021	36,211	61.18	to	68.28	2,329,550	0.00%	to	0.00%	0.15%	to	1.25%	9.00%	to	14.00%
(39) Macquarie Science and Technology Fund - Class Y, name changed to Nomura Science and Technology Fund - Class Y, effective December 01, 2025.

Nomura Small Cap Growth Fund - Class Y (40)
2025	13,071	23.98	to	27.11	333,206	—%			0.00%	to	1.25%	12.09%	to	13.50%
2024	28,168	21.40	to	23.88	665,921	—%			0.00%	to	1.25%	12.82%	to	14.25%
2023	32,985	18.97	to	20.90	683,323	—%			0.00%	to	1.25%	11.93%	to	13.34%
2022	29,187	16.94	to	18.44	533,998	—%			0.00%	to	1.25%	(28.55)%	to	(27.65)%
2021	35,868	23.71	to	25.49	909,930	0.03%	to	0.61%	0.00%	to	1.25%	2.67%	to	3.96%
(40) Macquarie Small Cap Growth Fund - Class Y, name changed to Nomura Small Cap Growth Fund - Class Y, effective December 01, 2025.

North Square Spectrum Alpha Fund - Class A
2025	4,095	20.58	to	22.01	85,318	—%			0.65%	to	1.25%	8.10%	to	8.75%
2024	4,061	19.04	to	20.24	78,328	—%			0.65%	to	1.25%	13.63%	to	14.31%
2023	3,900	16.76	to	17.71	66,121	—%			0.65%	to	1.25%	23.16%	to	23.90%
2022	5,581	13.61	to	14.29	76,740	—%			0.65%	to	1.25%	(27.94)%	to	(27.51)%
2021	9,574	18.88	to	19.72	183,550	0.00%	to	0.00%	0.50%	to	1.25%	8.76%	to	10.61%

Nuveen Bond Index Fund - Retirement Class
2025	52,296	10.57	to	11.98	614,738	3.52%			0.35%	to	1.25%	5.52%	to	6.47%
2024	49,066	10.02	to	11.26	542,547	3.16%			0.35%	to	1.25%	(0.19)%	to	0.71%
2023	21,226	10.03	to	11.18	231,364	2.73%			0.35%	to	1.25%	4.17%	to	5.11%
2022	19,731	9.63	to	10.63	204,112	2.11%			0.35%	to	1.25%	(14.61)%	to	(13.84)%
2021	39,578	11.28	to	12.34	473,848	0.18%	to	1.61%	0.35%	to	1.25%	(3.27)%	to	(1.07)%

Nuveen Equity Index Fund - Retirement Class
2025	118,189	52.21	to	62.16	7,175,741	0.98%			0.00%	to	1.25%	15.32%	to	16.77%
2024	130,392	45.27	to	53.24	6,795,252	1.10%			0.00%	to	1.25%	21.88%	to	23.42%
2023	137,383	37.15	to	43.14	5,810,626	1.32%			0.00%	to	1.25%	24.04%	to	25.59%
2022	143,427	29.95	to	34.35	4,833,312	1.22%			0.00%	to	1.25%	(20.37)%	to	(19.37)%
2021	135,710	37.61	to	42.60	5,686,839	0.00%	to	1.03%	0.00%	to	1.25%	23.72%	to	25.27%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Nuveen International Value Fund - Class A
2025	2,589	17.15	to	17.67	44,967	0.01%			1.05%	to	1.25%	34.06%	to	34.32%
2024	5,025	12.79	to	14.20	67,561	1.39%			0.50%	to	1.25%	3.03%	to	3.81%
2023	11,106	12.42	to	13.68	142,804	1.80%			0.50%	to	1.25%	18.82%	to	19.71%
2022	10,990	10.45	to	11.42	118,632	4.75%			0.50%	to	1.25%	(10.28)%	to	(9.60)%
2021	10,443	11.65	to	12.64	125,197	4.32%	to	5.11%	0.50%	to	1.25%	10.70%	to	11.53%

Nuveen Large Cap Growth Index Fund - Retirement Class
2025	59,674	75.97	to	90.45	5,299,071	0.30%			0.00%	to	1.25%	16.74%	to	18.21%
2024	59,951	65.07	to	76.52	4,523,428	0.39%			0.00%	to	1.25%	31.29%	to	32.95%
2023	72,065	49.56	to	57.55	4,104,516	0.58%			0.00%	to	1.25%	40.53%	to	42.29%
2022	85,394	35.27	to	40.45	3,423,243	0.59%			0.00%	to	1.25%	(30.23)%	to	(29.36)%
2021	89,097	50.55	to	57.26	5,013,687	0.61%	to	0.62%	0.00%	to	1.25%	25.63%	to	27.21%

Nuveen Large Cap Value Index Fund - Retirement Class
2025	106,550	35.94	to	42.80	4,517,135	1.69%			0.00%	to	1.25%	14.11%	to	15.55%
2024	108,886	31.50	to	37.04	3,992,889	1.70%			0.00%	to	1.25%	12.60%	to	14.02%
2023	115,828	27.97	to	32.48	3,731,344	2.04%			0.00%	to	1.25%	9.77%	to	11.15%
2022	116,179	25.48	to	29.22	3,367,962	1.81%			0.00%	to	1.25%	(8.89)%	to	(7.74)%
2021	136,535	27.97	to	31.68	4,274,177	1.59%	to	1.66%	0.00%	to	1.25%	23.21%	to	24.75%

Nuveen Small Cap Select Fund - Class A
2025	552	40.36	to	43.69	23,429	—%			0.75%	to	1.25%	6.16%	to	6.70%
2024	919	38.02	to	40.94	21,809	0.01%			0.75%	to	1.25%	15.20%	to	15.78%
2023	857	33.00	to	35.37	17,380	—%			0.75%	to	1.25%	15.85%	to	16.42%
2022	685	28.49	to	30.38	19,851	0.13%			0.75%	to	1.25%	(20.96)%	to	(20.57)%
2021	657	36.04	to	38.24	24,050	0.00%	to	0.00%	0.65%	to	1.25%	22.79%	to	24.88%

Nuveen Small/Mid Cap Growth Opportunities Fund - Class A (41)
2025	2,012	41.13	to	46.32	84,167	—%			0.50%	to	1.25%	6.31%	to	7.12%
2024	2,854	38.69	to	43.24	114,536	—%			0.50%	to	1.25%	11.98%	to	12.82%
2023	2,565	34.55	to	38.33	92,156	—%			0.50%	to	1.25%	18.45%	to	19.34%
2022	2,416	29.17	to	32.11	73,398	—%			0.50%	to	1.25%	(31.15)%	to	(30.63)%
2021	3,419	42.36	to	46.30	148,444	0.00%	to	0.00%	0.00%	to	1.25%	3.02%	to	11.93%
(41) Nuveen Mid Cap Growth Opportunities Fund - Class A, name changed to Nuveen Small/Mid Cap Growth Opportunities Fund - Class A, effective February 28, 2025.

PGIM Jennison Focused Growth Fund - Class A
2025	15,092	13.94	to	14.46	211,074	—%			0.50%	to	1.25%	14.45%	to	15.31%
2024	15,468	12.18	to	12.54	189,606	—%			0.50%	to	1.25%	29.89%	to	30.87%
2023	21,281	9.38	to	9.58	200,478	—%			0.50%	to	1.25%	50.41%	to	51.53%
2022	31,420	6.24	to	6.32	197,186	—%			0.50%	to	1.25%	(41.47)%	to	(41.02)%
2021	27,345	10.66	to	10.72	292,101	0.00%	to	0.00%	0.50%	to	1.25%	(2.40)%	to	(1.28)%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
PGIM Jennison Mid-Cap Growth Fund - Class A
2025	12,220	63.24	to	73.58	634,459	—%			0.35%	to	1.25%	(3.96)%	to	(3.09)%
2024	9,509	65.85	to	75.93	654,433	—%			0.35%	to	1.25%	10.25%	to	11.25%
2023	10,214	59.73	to	68.25	641,789	—%			0.35%	to	1.25%	18.70%	to	19.77%
2022	12,837	50.32	to	56.98	684,596	—%			0.35%	to	1.25%	(25.01)%	to	(24.34)%
2021	14,262	67.10	to	75.31	1,010,778	0.00%	to	0.00%	0.35%	to	1.25%	10.00%	to	11.00%

PGIM Jennison Natural Resources Fund - Class A
2025	552	14.20	to	15.33	8,142	0.69%			0.50%	to	1.05%	37.14%	to	37.90%
2024	1,268	10.35	to	11.12	13,939	0.98%			0.50%	to	1.05%	(0.26)%	to	0.29%
2023	1,102	10.38	to	11.08	12,133	2.01%			0.50%	to	1.05%	(3.20)%	to	(2.67)%
2022	1,733	10.72	to	11.39	19,718	1.80%			0.50%	to	1.05%	25.69%	to	23.88%
2021	2,297	8.53	to	9.19	20,205	0.00%	to	0.96%	0.00%	to	1.25%	25.65%	to	26.12%

PIMCO Emerging Markets Bond Fund - Class A
2025	16,638	20.99	to	21.40	350,566	6.63%			0.50%	to	1.25%	13.58%	to	14.43%
2024	19,419	18.48	to	18.70	359,083	6.45%			0.50%	to	1.25%	6.04%	to	6.84%
2023	18,631	17.43	to	17.51	322,214	5.81%			0.50%	to	1.25%	10.63%	to	10.78%
2022	19,281	15.75	to	15.80	301,195	6.25%			0.50%	to	1.25%	(15.33)%	to	(25.06)%
2021	25,250	18.61	to	21.09	478,974	0.00%	to	3.41%	0.35%	to	1.25%	(3.60)%	to	(2.73)%

PIMCO Real Return Fund - Administrative Class #
2025	127,997	16.16	to	16.16	2,068,277	3.70%			0.00%	to	0.00%	7.90%	to	7.90%
2024	150,647	14.98	to	14.98	2,256,061	2.89%			0.00%	to	0.00%	2.33%	to	2.33%

PIMCO Real Return Fund - Class A #
2025	273,752	16.27	to	19.14	4,566,233	3.53%			0.00%	to	1.25%	6.40%	to	7.74%
2024	298,481	15.29	to	17.76	4,703,907	2.75%			0.00%	to	1.25%	0.90%	to	2.18%

PIMCO Real Return Fund #
2023	458,256	15.16	to	14.63	7,154,530	2.91%			0.00%	to	1.25%	(9.91)%	to	(1.48)%
2022	524,226	16.83	to	14.85	8,015,735	7.61%			0.00%	to	1.25%	(16.21)%	to	(13.31)%
2021	600,899	20.08	to	17.14	10,501,361	4.86%	to	4.86%	0.00%	to	1.25%	25.62%	to	3.97%

PIMCO Total Return ESG Fund - Administrative Class
2025	273,876	11.91	to	13.41	3,669,088	3.69%			0.00%	to	0.85%	7.36%	to	8.28%
2024	267,069	10.53	to	12.38	3,304,572	3.60%			0.00%	to	1.25%	0.77%	to	2.05%
2023	252,307	10.45	to	12.14	3,056,882	3.41%			0.00%	to	1.25%	4.22%	to	5.53%
2022	272,519	10.03	to	11.50	3,117,168	3.79%			0.00%	to	1.25%	(16.84)%	to	(15.80)%
2021	274,390	12.06	to	13.66	3,729,027	1.88%	to	1.88%	0.00%	to	1.25%	(2.57)%	to	(1.35)%

PIMCO Total Return Fund - Administrative Class #
2025	70,975	16.02	to	16.02	1,136,861	4.31%			0.00%	to	0.00%	9.06%	to	9.06%
2024	77,384	14.69	to	14.69	1,136,579	4.31%			0.00%	to	0.00%	2.35%	to	2.35%

PIMCO Total Return Fund - Class A #
2025	489,036	16.44	to	20.06	8,365,879	4.22%			0.00%	to	1.25%	7.61%	to	8.96%
2024	544,305	15.28	to	18.41	8,667,529	4.20%			0.00%	to	1.25%	0.98%	to	2.26%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
PIMCO Total Return Fund #
2023	672,992	15.13	to	14.35	10,503,508	3.56%			0.00%	to	1.25%	4.63%	to	6.04%
2022	796,607	14.46	to	13.53	11,908,660	3.62%			0.00%	to	1.25%	(27.13)%	to	31.77%
2021	918,030	19.85	to	10.27	16,127,367	0.00%	to	1.97%	0.00%	to	1.25%	(2.41)%	to	(35.68)%

Putnam Core Equity Fund - Class A (42)
2025	21,532	15.44	to	15.44	332,535	0.77%			1.05%	to	1.05%	15.79%	to	15.79%
2024	36,661	13.34	to	13.34	488,949	0.52%			1.05%	to	1.05%	24.82%	to	24.82%
2023	30,669	10.68	to	10.68	327,687	0.76%			1.05%	to	1.05%	6.85%	to	6.85%
(42) Putnam Core Equity Fund - Class A commenced operations on August 23, 2023.

Putnam High Yield Fund - Class A
2025	22,414	23.60	to	25.03	498,093	5.77%			0.35%	to	1.25%	7.22%	to	8.19%
2024	29,967	22.01	to	23.14	672,873	7.67%			0.35%	to	1.25%	6.50%	to	7.47%
2023	41,535	20.67	to	21.53	862,452	5.68%			0.35%	to	1.25%	10.55%	to	11.55%
2022	42,077	18.70	to	19.30	785,744	4.72%			0.35%	to	1.25%	(12.94)%	to	(15.56)%
2021	50,963	21.48	to	22.85	1,093,262	0.00%	to	0.71%	0.35%	to	1.25%	3.55%	to	6.13%

Putnam International Equity Fund - Class A
2025	115	20.99	to	17.32	2,109	0.38%			0.75%	to	1.25%	35.51%	to	36.19%
2024	907	15.49	to	12.71	11,548	1.29%			0.75%	to	1.25%	2.21%	to	2.72%
2023	541	15.15	to	12.38	6,707	3.06%			0.75%	to	1.25%	44.13%	to	17.74%
2022	153	10.51	to	10.51	1,608	—%			0.75%	to	0.75%	(60.27)%	to	(31.64)%
2021	13,873	26.46	to	15.38	367,110	1.40%	to	6.35%	0.35%	to	1.25%	8.38%	to	(37.01)%

Putnam International Small Cap Fund - Class A (43)
2025	11,832	16.77	to	19.29	208,214	5.98%			0.50%	to	1.25%	28.52%	to	29.49%
2024	12,379	13.05	to	14.89	168,700	2.78%			0.50%	to	1.25%	1.75%	to	2.52%
2023	19,420	12.83	to	14.53	268,316	0.45%			0.50%	to	1.25%	13.79%	to	14.65%
2022	18,124	11.27	to	12.67	217,873	0.48%			0.50%	to	1.25%	(19.03)%	to	(18.42)%
2021	17,772	13.92	to	15.53	262,283	1.33%	to	1.33%	0.50%	to	1.25%	12.01%	to	13.41%
(43) Putnam International Capital Opportunities Fund - Class A, name changed to Putnam International Small Cap Fund - Class A, effective September 30, 2025.

Putnam Large Cap Growth Fund - Class A
2025	102	45.11	to	45.11	4,585	—%			1.25%	to	1.25%	12.83%	to	12.83%
2024	100	39.98	to	39.98	4,005	—%			1.25%	to	1.25%	31.57%	to	31.57%
2023	188	30.39	to	30.39	5,712	—%			1.25%	to	1.25%	42.44%	to	42.44%
2022	183	21.33	to	21.33	3,897	—%			1.25%	to	1.25%	(31.21)%	to	(31.21)%
2021	168	31.01	to	31.01	5,211	0.00%	to	0.00%	1.25%	to	1.25%	21.00%	to	21.00%

Putnam Large Cap Value Fund - Class A
2025	37,355	55.16	to	39.25	1,729,006	1.10%			0.00%	to	1.25%	18.56%	to	20.05%
2024	72,997	46.52	to	34.47	2,722,767	1.10%			0.00%	to	1.25%	17.52%	to	11.70%
2023	81,591	39.59	to	30.86	2,640,343	1.48%			0.00%	to	1.25%	13.97%	to	9.39%
2022	82,417	34.73	to	28.21	2,397,251	1.74%			0.00%	to	1.25%	(10.07)%	to	(18.48)%
2021	88,677	38.62	to	34.60	2,796,598	0.00%	to	1.18%	0.00%	to	1.25%	26.84%	to	25.27%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Putnam Small Cap Growth Fund - Class A
2025	4,094	47.00	to	54.42	209,742	—%			0.35%	to	1.25%	7.55%	to	8.53%
2024	5,452	43.70	to	50.14	258,172	—%			0.35%	to	1.25%	21.44%	to	22.54%
2023	7,173	35.99	to	40.92	279,003	—%			0.35%	to	1.25%	21.35%	to	22.44%
2022	7,183	29.66	to	33.42	229,170	—%			0.35%	to	1.25%	(28.99)%	to	(28.35)%
2021	7,143	41.76	to	46.64	320,596	0.00%	to	0.00%	0.35%	to	1.25%	12.71%	to	13.73%

Putnam Sustainable Leaders Fund - Class A
2025	189	59.60	to	55.58	11,739	—%			0.75%	to	1.25%	9.50%	to	10.05%
2024	145	54.43	to	50.50	8,093	0.47%			0.75%	to	1.25%	21.47%	to	22.08%
2023	116	44.81	to	41.37	5,303	0.22%			0.75%	to	1.25%	24.68%	to	25.31%
2022	79	35.93	to	33.01	2,813	—%			0.75%	to	1.25%	(28.35)%	to	(23.36)%
2021	46	50.15	to	43.08	2,036	0.47%	to	1.69%	0.75%	to	1.25%	33.82%	to	22.33%

Putnam VT Emerging Markets Equity Fund - Class IB
2025	6,920	22.14	to	22.14	153,178	0.56%			0.70%	to	0.70%	33.22%	to	33.22%
2024	4,305	16.62	to	16.62	71,532	1.35%			0.70%	to	0.70%	14.76%	to	14.76%
2023	4,233	14.48	to	14.48	61,284	0.49%			0.70%	to	0.70%	10.81%	to	10.81%
2022	4,420	13.07	to	13.07	57,753	—%			0.70%	to	0.70%	(27.98)%	to	(27.98)%
2021	6,200	18.14	to	18.14	112,460	0.51%	to	0.51%	0.70%	to	0.70%	(4.86)%	to	(4.86)%

Putnam VT Focused International Equity Fund - Class IB
2025	2,540	30.37	to	30.37	77,137	0.77%			0.70%	to	0.70%	35.49%	to	35.49%
2024	337	22.41	to	22.41	7,551	1.62%			0.70%	to	0.70%	2.57%	to	2.57%
2023	337	21.85	to	21.85	7,360	0.77%			0.70%	to	0.70%	18.42%	to	18.42%
2022	425	18.45	to	18.45	7,851	1.74%			0.70%	to	0.70%	(18.76)%	to	(18.76)%
2021	425	22.71	to	22.71	9,648	1.47%	to	1.47%	0.70%	to	0.70%	11.79%	to	11.79%

Putnam VT High Yield Fund - Class IB
2025	6,168	25.24	to	25.24	155,672	6.37%			0.70%	to	0.70%	7.92%	to	7.92%
2024	6,925	23.39	to	23.39	161,947	5.84%			0.70%	to	0.70%	7.10%	to	7.10%
2023	7,848	21.84	to	21.84	171,359	5.52%			0.70%	to	0.70%	11.35%	to	11.35%
2022	9,277	19.61	to	19.61	181,919	5.36%			0.70%	to	0.70%	(12.22)%	to	(12.22)%
2021	11,267	22.34	to	22.34	251,682	4.78%	to	4.78%	0.70%	to	0.70%	4.24%	to	4.24%

Putnam VT Small Cap Value Fund - Class IB
2025	4,665	30.89	to	30.89	144,091	0.67%			0.70%	to	0.70%	4.54%	to	4.54%
2024	5,118	29.55	to	45.20	153,261	0.96%			0.00%	to	0.70%	5.45%	to	6.20%
2023	6,017	28.02	to	42.56	170,615	0.15%			0.00%	to	0.70%	22.89%	to	23.75%
2022	4,692	22.80	to	34.39	151,742	0.19%			0.00%	to	0.70%	(13.59)%	to	(12.98)%
2021	9,952	26.39	to	39.52	264,603	0.59%	to	0.71%	0.00%	to	0.70%	38.93%	to	39.90%

Putnam VT Sustainable Leaders Fund - Class IB
2025	8,594	70.40	to	70.40	604,994	0.65%			0.70%	to	0.70%	9.92%	to	9.92%
2024	8,666	64.05	to	70.10	555,929	0.20%			0.00%	to	0.70%	22.16%	to	23.02%
2023	8,594	52.43	to	56.98	451,292	0.51%			0.00%	to	0.70%	25.23%	to	26.11%
2022	8,531	41.87	to	45.19	357,709	0.54%			0.00%	to	0.70%	(23.45)%	to	(22.91)%
2021	8,484	54.69	to	58.62	464,668	0.00%	to	0.15%	0.00%	to	0.70%	22.67%	to	23.53%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Royce Small-Cap Total Return Fund - Service Class
2025	52,698	15.44	to	16.56	844,420	0.64%			0.35%	to	1.25%	0.86%	to	1.77%
2024	56,220	15.31	to	16.27	888,087	2.34%			0.35%	to	1.25%	8.32%	to	9.30%
2023	57,896	14.14	to	14.88	840,133	2.63%			0.35%	to	1.25%	22.32%	to	23.42%
2022	74,923	11.56	to	12.06	891,339	0.79%			0.35%	to	1.25%	(14.61)%	to	(13.84)%
2021	87,664	13.54	to	14.00	1,210,965	0.00%	to	0.62%	0.35%	to	1.25%	23.98%	to	25.10%

Royce Small-Cap Value Fund - Service Class
2025	10,635	14.82	to	15.41	158,076	0.79%			0.75%	to	1.25%	5.35%	to	5.88%
2024	9,837	14.07	to	14.55	138,722	0.93%			0.75%	to	1.25%	1.96%	to	2.47%
2023	9,758	13.80	to	14.20	135,084	1.11%			0.75%	to	1.25%	24.52%	to	25.15%
2022	8,803	11.08	to	11.35	97,812	0.24%			0.75%	to	1.25%	(11.17)%	to	(10.73)%
2021	10,422	12.48	to	12.71	130,219	0.00%	to	0.00%	0.50%	to	1.25%	26.65%	to	28.47%

Royce Smaller-Companies Growth Fund - Service Class
2025	10,846	40.62	to	52.46	496,206	1.55%			0.00%	to	1.25%	17.86%	to	19.34%
2024	12,309	34.47	to	43.96	471,926	0.89%			0.00%	to	1.25%	20.32%	to	21.84%
2023	12,650	28.65	to	36.08	402,063	—%			0.00%	to	1.25%	15.52%	to	16.97%
2022	12,519	24.80	to	30.85	342,223	—%			0.00%	to	1.25%	193.45%	to	(32.37)%
2021	14,753	8.45	to	45.61	598,285	0.00%	to	0.00%	0.00%	to	1.25%	(80.03)%	to	6.44%

Russell Investments LifePoints® Aggressive Strategy Fund - Class R1 (44)
2025	5,505	11.24	to	11.30	61,862	2.30%			0.75%	to	1.25%	16.53%	to	17.11%
2024	5,545	9.64	to	9.65	53,475	1.41%			0.75%	to	1.25%	(33.04)%	to	(24.31)%
2023	6,650	12.74	to	14.40	95,605	1.42%			0.75%	to	1.25%	16.55%	to	15.97%
2022	6,802	10.93	to	12.42	84,314	1.29%			0.75%	to	1.25%	(17.13)%	to	(17.54)%
2021	53,577	13.19	to	15.06	719,427	3.90%	to	3.99%	0.75%	to	1.25%	16.35%	to	16.93%
(44) Russell Investments Lifepoints® Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Aggressive Strategy Fund - Class R1, effective February 28, 2025.

Russell Investments LifePoints® Balanced Strategy Fund - Class R1
2025	7,010	11.03	to	11.08	77,571	2.93%			0.75%	to	1.25%	13.84%	to	14.41%
2024	7,177	9.68	to	9.69	69,523	1.56%			0.75%	to	1.25%	(25.05)%	to	(16.87)%
2023	5,333	12.92	to	11.65	64,387	1.70%			0.75%	to	1.25%	12.77%	to	13.34%
2022	5,350	11.46	to	10.28	57,078	2.26%			0.75%	to	1.25%	(19.39)%	to	(25.54)%
2021	21,318	14.21	to	13.81	275,060	3.06%	to	13.25%	0.35%	to	1.25%	34.54%	to	11.98%

Russell Investments LifePoints® Conservative Strategy Fund - Class R1
2025	833	10.58	to	10.68	8,869	4.17%			0.35%	to	1.25%	8.19%	to	9.17%
2024	836	9.78	to	9.79	8,185	2.47%			0.35%	to	1.25%	(8.46)%	to	(6.30)%
2023	719	10.69	to	11.61	8,007	1.62%			0.35%	to	1.25%	6.60%	to	7.56%
2022	1,102	10.02	to	10.80	11,312	2.12%			0.35%	to	1.25%	(15.03)%	to	(14.26)%
2021	1,202	11.80	to	12.59	14,440	2.21%	to	2.23%	0.35%	to	1.25%	2.04%	to	2.97%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1 (45)
2025	2	11.32	to	11.32	25	4.17%			1.25%	to	1.25%	17.78%	to	17.78%
2024	2	9.61	to	9.61	21	0.97%			1.25%	to	1.25%	(36.18)%	to	(36.18)%
2023	1	15.06	to	15.06	20	1.41%			1.25%	to	1.25%	17.54%	to	17.54%
2022	1	12.81	to	12.81	17	2.22%			1.25%	to	1.25%	(18.08)%	to	(18.08)%
2021	1	15.64	to	15.64	17	2.52%	to	2.52%	1.25%	to	1.25%	19.32%	to	19.32%
(45) Russell Investments Lifepoints® Equity Growth Strategy Fund - Class R1, name changed to Russell Investments LifePoints® Equity Aggressive Strategy Fund - Class R1, effective February 28, 2025.

Russell Investments LifePoints® Moderate Strategy Fund - Class R1
2025	840	10.81	to	10.87	9,127	3.55%			0.75%	to	1.25%	11.08%	to	11.64%
2024	978	9.73	to	9.74	9,519	2.05%			0.75%	to	1.25%	(15.75)%	to	(9.07)%
2023	838	10.71	to	11.55	9,116	1.50%			0.75%	to	1.25%	10.18%	to	9.63%
2022	848	9.72	to	10.54	8,395	0.63%			0.75%	to	1.25%	(15.80)%	to	(16.22)%
2021	41,234	11.54	to	12.58	476,117	2.92%	to	2.99%	0.75%	to	1.25%	6.93%	to	7.47%

State Street S&P 500 Index Fund - Class N
2025	43,011	62.34	to	279.51	3,092,748	1.05%			0.00%	to	1.25%	16.22%	to	17.69%
2024	61,443	53.64	to	68.41	3,818,275	1.24%			0.00%	to	1.25%	23.26%	to	24.82%
2023	63,572	43.52	to	54.80	3,327,052	1.52%			0.00%	to	1.25%	24.58%	to	26.15%
2022	64,157	34.93	to	43.44	2,674,205	1.45%			0.00%	to	1.25%	(19.26)%	to	(84.03)%
2021	65,340	43.26	to	272.09	3,319,543	1.77%	to	1.77%	0.00%	to	1.25%	26.95%	to	28.54%

T. Rowe Price Equity Income Fund - R Class
2025	38,462	26.78	to	31.67	1,097,271	1.24%			0.35%	to	1.25%	12.56%	to	13.58%
2024	45,202	23.79	to	27.88	1,143,215	1.49%			0.35%	to	1.25%	9.88%	to	10.88%
2023	50,113	21.65	to	25.15	1,148,474	1.59%			0.35%	to	1.25%	7.71%	to	8.68%
2022	57,263	20.10	to	23.14	1,215,021	1.52%			0.35%	to	1.25%	(5.00)%	to	(4.14)%
2021	58,435	21.16	to	24.14	1,300,242	0.00%	to	3.82%	0.15%	to	1.25%	23.37%	to	24.73%

T. Rowe Price Growth Stock Fund - R Class
2025	88,655	53.65	to	63.45	4,896,108	—%			0.35%	to	1.25%	13.61%	to	14.64%
2024	97,797	47.23	to	55.35	4,736,142	—%			0.35%	to	1.25%	27.32%	to	28.48%
2023	127,469	37.09	to	43.08	4,907,480	—%			0.35%	to	1.25%	42.73%	to	44.02%
2022	155,593	25.99	to	29.91	4,214,916	—%			0.35%	to	1.25%	(41.18)%	to	(40.65)%
2021	191,685	44.18	to	50.40	8,907,863	0.00%	to	0.00%	0.00%	to	1.25%	8.87%	to	17.90%

T. Rowe Price Retirement 2010 Fund - R Class
2025	28,533	20.00	to	24.94	605,614	2.80%			0.00%	to	1.25%	9.81%	to	11.19%
2024	26,433	18.21	to	22.43	506,276	2.49%			0.00%	to	1.25%	6.64%	to	7.99%
2023	25,834	17.08	to	20.77	462,277	2.28%			0.00%	to	1.25%	10.46%	to	11.85%
2022	25,534	15.46	to	18.57	413,259	2.10%			0.00%	to	1.25%	(15.49)%	to	(14.43)%
2021	29,417	18.30	to	21.70	566,342	0.00%	to	0.46%	0.00%	to	1.25%	6.87%	to	8.22%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
T. Rowe Price Retirement 2020 Fund - R Class
2025	283,746	23.08	to	28.78	7,218,728	2.40%			0.00%	to	1.25%	10.60%	to	11.99%
2024	326,172	20.86	to	25.70	7,483,230	2.15%			0.00%	to	1.25%	7.25%	to	8.61%
2023	367,965	19.45	to	23.66	7,816,631	1.82%			0.00%	to	1.25%	11.53%	to	12.92%
2022	438,455	17.44	to	20.95	8,329,517	1.77%			0.00%	to	1.25%	(16.16)%	to	(15.10)%
2021	497,724	20.80	to	24.68	11,224,938	0.00%	to	1.06%	0.00%	to	1.25%	8.56%	to	9.92%

T. Rowe Price Retirement 2030 Fund - R Class
2025	598,075	26.90	to	33.55	17,742,418	1.93%			0.00%	to	1.25%	12.37%	to	13.78%
2024	679,262	23.94	to	29.48	17,814,678	1.64%			0.00%	to	1.25%	8.81%	to	10.19%
2023	717,030	22.00	to	26.76	17,180,278	1.52%			0.00%	to	1.25%	14.29%	to	15.72%
2022	720,357	19.25	to	23.12	15,039,694	1.19%			0.00%	to	1.25%	(18.45)%	to	(17.42)%
2021	755,403	23.60	to	28.00	19,236,059	0.00%	to	0.57%	0.00%	to	1.25%	11.60%	to	13.01%

T. Rowe Price Retirement 2035 Fund - R Class (46)
2025	1,970	22.73	to	22.73	44,769	2.65%			0.75%	to	0.75%	14.69%	to	14.69%
2024	783	18.96	to	19.82	15,464	0.47%			0.75%	to	1.25%	9.95%	to	10.51%
2023	3,177	17.25	to	17.93	55,341	1.63%			0.75%	to	1.25%	72.47%	to	79.31%
(46) T. Rowe Price Retirement 2035 Fund - R Class commenced operations on May 15, 2023.

T. Rowe Price Retirement 2040 Fund - R Class
2025	385,455	31.05	to	38.73	13,179,307	1.22%			0.00%	to	1.25%	15.37%	to	16.82%
2024	419,404	26.92	to	33.15	12,278,278	1.17%			0.00%	to	1.25%	11.17%	to	12.58%
2023	406,568	24.21	to	29.45	10,670,026	1.08%			0.00%	to	1.25%	17.48%	to	18.95%
2022	406,478	20.61	to	24.76	9,050,046	0.87%			0.00%	to	1.25%	(20.27)%	to	(19.27)%
2021	399,472	25.85	to	30.66	11,095,028	0.00%	to	0.27%	0.00%	to	1.25%	14.32%	to	15.76%

T. Rowe Price Retirement 2045 Fund - R Class (47)
2025	11,752	23.89	to	25.09	287,045	1.24%			0.75%	to	1.25%	16.47%	to	17.05%
2024	5,268	20.51	to	21.44	109,812	1.12%			0.75%	to	1.25%	11.93%	to	12.49%
2023	3,715	18.33	to	19.06	68,474	2.58%			0.75%	to	1.25%	18.41%	to	23.11%
2022	1,146	15.48	to	15.48	17,736	0.66%			1.25%	to	1.25%	54.79%	to	54.79%
(47) T. Rowe Price Retirement 2045 Fund - R Class commenced operations on January 19, 2022.

T. Rowe Price Retirement 2050 Fund - R Class
2025	314,852	32.53	to	40.57	11,341,259	0.94%			0.00%	to	1.25%	16.77%	to	18.24%
2024	317,350	27.86	to	34.31	9,650,438	0.95%			0.00%	to	1.25%	12.21%	to	13.63%
2023	298,081	24.82	to	30.19	8,035,311	0.97%			0.00%	to	1.25%	18.62%	to	20.11%
2022	288,353	20.93	to	25.14	6,509,649	0.65%			0.00%	to	1.25%	(20.56)%	to	(19.56)%
2021	254,097	26.34	to	31.25	7,169,320	0.00%	to	0.22%	0.00%	to	1.25%	15.37%	to	16.82%

T. Rowe Price Retirement 2055 Fund - R Class (48)
2025	1,251	25.27	to	25.27	31,601	1.10%			0.75%	to	0.75%	17.44%	to	17.44%
2024	738	20.59	to	21.52	15,576	0.90%			0.75%	to	1.25%	12.31%	to	12.88%
2023	616	18.33	to	19.06	11,290	1.23%			0.75%	to	1.25%	83.35%	to	90.63%
(48) T. Rowe Price Retirement 2055 Fund - R Class commenced operations on June 15, 2023.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
T. Rowe Price Retirement 2060 Fund - R Class
2025	22,012	24.06	to	10.75	440,891	1.01%			0.35%	to	1.25%	16.94%	to	7.53%
2024	11,060	20.57	to	21.98	237,346	1.14%			0.50%	to	1.25%	12.22%	to	13.06%
2023	7,576	18.33	to	19.44	145,169	1.19%			0.50%	to	1.25%	14.76%	to	19.62%
2022	5,035	15.98	to	16.25	81,122	0.80%			0.50%	to	0.75%	(17.95)%	to	(20.09)%
2021	4,423	19.47	to	20.33	89,114	0.00%	to	0.40%	0.50%	to	1.25%	15.33%	to	16.19%

T. Rowe Price Retirement Balanced Fund - R Class
2025	30,616	18.76	to	22.00	603,984	2.85%			0.35%	to	1.25%	9.26%	to	10.25%
2024	33,916	17.17	to	19.95	613,368	2.64%			0.35%	to	1.25%	5.97%	to	6.94%
2023	33,449	16.21	to	18.66	570,594	2.24%			0.35%	to	1.25%	9.49%	to	10.48%
2022	52,602	14.80	to	16.89	835,785	2.39%			0.35%	to	1.25%	(14.59)%	to	(13.82)%
2021	58,918	17.33	to	19.60	1,094,230	0.00%	to	0.00%	0.00%	to	1.25%	6.52%	to	7.86%

Templeton Developing Markets Trust - Class A
2025	46,082	23.48	to	19.36	875,488	1.96%			0.35%	to	1.25%	42.88%	to	44.17%
2024	52,822	16.43	to	13.43	700,265	1.59%			0.35%	to	1.25%	6.05%	to	7.01%
2023	53,280	15.49	to	12.55	688,844	2.92%			0.35%	to	1.25%	10.94%	to	11.94%
2022	53,227	13.97	to	11.21	604,035	2.29%			0.35%	to	1.25%	(30.02)%	to	(22.48)%
2021	57,256	19.96	to	14.46	842,333	0.00%	to	2.88%	0.35%	to	1.25%	(6.13)%	to	(6.97)%

Templeton Foreign Fund - Class A
2025	131,837	29.67	to	39.22	4,065,009	3.85%			0.00%	to	1.25%	26.83%	to	28.42%
2024	145,263	23.40	to	10.29	3,570,218	2.02%			0.00%	to	1.25%	(3.70)%	to	2.90%
2023	166,823	24.30	to	31.32	4,282,105	2.39%			0.00%	to	1.25%	18.47%	to	19.95%
2022	181,464	20.51	to	26.11	3,915,739	1.15%			0.00%	to	1.25%	(4.78)%	to	(3.59)%
2021	197,869	21.54	to	27.08	4,454,961	0.00%	to	3.51%	0.00%	to	1.25%	3.76%	to	5.07%

Templeton Global Bond Fund - Class A
2025	168,497	14.77	to	16.74	2,618,751	5.75%			0.00%	to	1.25%	15.28%	to	16.73%
2024	168,393	12.82	to	14.34	2,255,102	5.22%			0.00%	to	1.25%	(13.05)%	to	(11.95)%
2023	180,665	14.74	to	16.29	2,757,050	3.90%			0.00%	to	1.25%	1.17%	to	2.43%
2022	201,130	14.57	to	15.90	3,007,401	5.00%			0.00%	to	1.25%	64.82%	to	(6.17)%
2021	212,685	8.84	to	16.95	3,413,261	0.00%	to	0.00%	0.00%	to	1.25%	(50.48)%	to	(6.24)%

Templeton Growth Fund, Inc. - Class A
2025	73,545	25.56	to	64.93	1,691,857	0.64%			0.00%	to	1.25%	22.05%	to	23.59%
2024	75,878	20.94	to	52.54	1,443,279	1.04%			0.00%	to	1.25%	4.10%	to	5.42%
2023	73,601	20.12	to	49.84	1,481,019	1.21%			0.00%	to	1.25%	19.48%	to	133.22%
2022	73,419	16.84	to	21.37	1,240,443	0.88%			0.00%	to	1.25%	(12.80)%	to	(54.20)%
2021	75,013	19.31	to	46.66	1,461,584	0.00%	to	1.66%	0.00%	to	1.25%	3.82%	to	5.12%

The Hartford Capital Appreciation Fund - Class R4 #
2025	11,284	35.38	to	40.72	613,449	0.12%			0.50%	to	1.25%	8.96%	to	9.78%
2024	11,073	32.47	to	37.09	546,746	0.15%			0.50%	to	1.25%	19.06%	to	19.96%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
The Hartford Capital Appreciation Fund - Class R5 #
2025	147,902	35.87	to	42.42	5,666,311	0.39%			0.35%	to	1.25%	9.28%	to	10.26%
2024	164,179	32.82	to	38.47	5,758,512	0.58%			0.35%	to	1.25%	19.42%	to	20.50%

The Hartford Capital Appreciation Fund #
2023	199,048	27.27	to	31.93	6,097,813	0.53%			0.35%	to	1.25%	16.85%	to	18.83%
2022	240,535	23.34	to	26.87	6,219,638	0.42%			0.35%	to	1.25%	(18.56)%	to	(57.58)%
2021	264,648	28.66	to	63.34	8,328,910	0.00%	to	0.00%	0.35%	to	1.25%	13.70%	to	15.05%

The Hartford Dividend and Growth Fund - Class R4
2025	17,516	40.92	to	48.44	808,944	1.11%			0.35%	to	1.25%	15.28%	to	16.32%
2024	19,092	35.49	to	41.65	754,349	1.40%			0.35%	to	1.25%	10.69%	to	11.69%
2023	19,310	32.07	to	37.28	727,522	1.28%			0.35%	to	1.25%	12.31%	to	13.33%
2022	19,383	28.55	to	32.90	648,063	1.05%			0.35%	to	1.25%	(10.14)%	to	(45.93)%
2021	25,847	31.77	to	60.85	981,423	0.00%	to	0.95%	0.35%	to	1.25%	29.24%	to	30.41%

The Hartford Growth Opportunities Fund - Class R4
2025	5,189	65.54	to	132.78	425,812	—%			0.75%	to	1.25%	11.82%	to	12.38%
2024	5,849	58.61	to	66.96	420,165	—%			0.50%	to	1.25%	40.07%	to	41.13%
2023	5,818	41.84	to	47.45	295,256	—%			0.50%	to	1.25%	38.82%	to	39.86%
2022	5,857	30.14	to	33.92	214,983	—%			0.50%	to	1.25%	(37.84)%	to	(64.77)%
2021	6,370	48.49	to	96.30	363,612	0.00%	to	0.00%	0.50%	to	1.25%	6.01%	to	6.81%

The Hartford Healthcare Fund - Class R4
2025	4,676	44.90	to	80.10	226,872	—%			0.75%	to	1.25%	14.16%	to	14.73%
2024	4,796	39.33	to	69.82	204,538	—%			0.75%	to	1.25%	(1.29)%	to	(0.79)%
2023	4,870	39.84	to	70.38	228,066	—%			0.75%	to	1.25%	2.47%	to	2.98%
2022	5,725	38.88	to	68.34	290,983	—%			0.75%	to	1.25%	(12.85)%	to	(12.41)%
2021	8,141	44.62	to	78.02	440,830	0.00%	to	0.00%	0.35%	to	1.25%	8.55%	to	9.53%

The Hartford High Yield Fund - Class R4
2025	6,129	12.27	to	24.68	146,012	5.90%			0.35%	to	1.05%	7.79%	to	8.54%
2024	6,077	11.38	to	22.74	131,966	5.59%			0.35%	to	1.05%	5.08%	to	5.82%
2023	6,287	10.83	to	21.49	129,862	5.20%			0.35%	to	1.05%	(34.82)%	to	12.19%
2022	5,843	16.62	to	19.15	111,249	4.39%			0.35%	to	1.25%	(11.64)%	to	(10.84)%
2021	6,249	18.81	to	21.48	133,734	0.38%	to	3.67%	0.35%	to	1.25%	2.09%	to	5.16%

The Hartford Inflation Plus Fund - Class R4
2025	23,746	13.62	to	14.82	332,041	3.62%			0.75%	to	1.25%	6.08%	to	6.62%
2024	22,114	12.84	to	13.90	291,080	2.69%			0.75%	to	1.25%	0.62%	to	1.13%
2023	30,677	12.76	to	14.26	401,922	3.33%			0.50%	to	1.25%	3.44%	to	4.21%
2022	31,636	12.34	to	13.69	399,994	5.50%			0.50%	to	1.25%	(10.06)%	to	(9.38)%
2021	35,807	13.72	to	15.10	505,920	0.00%	to	0.00%	0.00%	to	1.25%	3.45%	to	4.75%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
The Hartford International Opportunities Fund - Class R4
2025	13,245	21.38	to	24.61	320,566	1.44%			0.50%	to	1.25%	28.19%	to	29.15%
2024	13,343	16.68	to	19.06	251,600	1.46%			0.50%	to	1.25%	6.74%	to	7.55%
2023	11,860	15.63	to	17.72	206,623	0.91%			0.50%	to	1.25%	10.06%	to	10.88%
2022	18,492	14.20	to	15.98	288,041	0.49%			0.50%	to	1.25%	(19.26)%	to	(27.24)%
2021	19,012	17.58	to	21.96	362,630	0.00%	to	1.23%	0.50%	to	1.25%	5.95%	to	6.75%

The Hartford Midcap Fund - Class R4
2025	10,617	35.42	to	43.18	398,101	—%			0.00%	to	1.25%	(2.12)%	to	(0.89)%
2024	9,770	36.19	to	43.57	374,354	—%			0.00%	to	1.25%	4.51%	to	5.83%
2023	12,990	34.62	to	38.41	467,727	—%			0.50%	to	1.25%	12.95%	to	13.80%
2022	12,722	30.65	to	33.76	404,180	—%			0.50%	to	1.25%	(25.33)%	to	(24.77)%
2021	20,142	41.05	to	44.87	852,461	0.00%	to	0.22%	0.50%	to	1.25%	8.15%	to	8.97%

The Hartford MidCap Value Fund - Class R4
2025	2,833	28.28	to	31.63	86,873	0.61%			0.50%	to	1.25%	2.94%	to	3.71%
2024	2,661	27.48	to	30.49	79,117	0.52%			0.50%	to	1.25%	9.46%	to	10.29%
2023	3,037	25.10	to	27.65	83,070	0.41%			0.50%	to	1.25%	14.32%	to	15.18%
2022	2,913	21.96	to	24.01	68,682	0.21%			0.50%	to	1.25%	(9.27)%	to	(8.58)%
2021	2,423	24.20	to	26.26	60,689	0.00%	to	0.00%	0.50%	to	1.25%	26.38%	to	27.33%

The Hartford Small Company Fund - Class R4
2025	5,749	31.55	to	39.89	249,724	—%			0.00%	to	1.25%	11.07%	to	12.47%
2024	8,177	28.41	to	35.47	292,829	—%			0.00%	to	1.25%	9.95%	to	11.34%
2023	8,991	25.83	to	31.85	290,726	—%			0.00%	to	1.25%	14.62%	to	16.06%
2022	10,202	22.54	to	27.45	294,549	—%			0.00%	to	1.25%	(32.21)%	to	(62.97)%
2021	9,211	33.25	to	74.11	398,779	0.00%	to	0.00%	0.00%	to	1.25%	(0.25)%	to	1.01%

The Hartford Total Return Bond Fund - Class R4 #
2025	397	13.63	to	13.63	5,415	4.06%			1.25%	to	1.25%	5.74%	to	5.74%
2024	686	12.89	to	14.08	8,960	3.91%			1.05%	to	1.25%	0.73%	to	0.93%

The Hartford Total Return Bond Fund - Class R5 #
2025	5,333	14.34	to	16.49	83,131	4.54%			0.50%	to	1.25%	5.90%	to	6.70%
2024	6,082	13.54	to	15.45	87,949	4.17%			0.50%	to	1.25%	0.96%	to	1.73%

The Hartford Total Return Bond Fund #
2023	8,796	12.79	to	15.19	118,773	3.81%			0.50%	to	1.25%	0.73%	to	6.37%
2022	6,802	12.70	to	14.28	87,226	2.31%			0.50%	to	1.25%	(15.14)%	to	(14.50)%
2021	36,040	14.97	to	16.70	577,252	0.00%	to	1.30%	0.35%	to	1.25%	(1.59)%	to	1.61%

Thornburg International Equity Fund - Class R3 #
2025	68,430	28.06	to	25.93	1,730,204	1.08%			0.00%	to	1.25%	31.90%	to	33.56%
2024	83,483	21.28	to	19.42	1,584,949	1.35%			0.00%	to	1.25%	9.67%	to	11.05%

Thornburg International Equity Fund - Class R4 #
2025	9,980	40.99	to	50.58	410,885	1.07%			0.00%	to	1.25%	32.13%	to	33.79%
2024	13,198	31.02	to	37.80	416,702	1.77%			0.00%	to	1.25%	9.88%	to	11.27%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Thornburg International Equity Fund #
2023	108,115	28.23	to	17.49	2,033,857	1.66%			0.00%	to	1.25%	65.90%	to	15.45%
2022	139,988	17.02	to	15.15	2,588,878	1.65%			0.00%	to	1.25%	(51.88)%	to	(17.13)%
2021	144,344	35.36	to	18.28	3,215,703	0.00%	to	1.01%	0.00%	to	1.25%	53.23%	to	7.09%

Thornburg Small/Mid Cap Core Fund - Class R3 #
2025	11,439	30.48	to	29.07	336,246	—%			0.00%	to	1.25%	(2.09)%	to	(0.86)%
2024	11,021	31.13	to	29.33	328,081	—%			0.00%	to	1.25%	17.99%	to	19.48%

Thornburg Small/Mid Cap Core Fund - Class R4 #
2025	647	54.60	to	63.53	37,241	—%			0.35%	to	1.25%	(1.99)%	to	(1.10)%
2024	750	55.71	to	64.24	43,822	—%			0.35%	to	1.25%	18.11%	to	19.19%

Thornburg Small/Mid Cap Core Fund #
2023	16,375	47.17	to	24.54	434,876	—%			0.00%	to	1.25%	11.92%	to	13.19%
2022	19,655	42.15	to	21.68	479,344	0.12%			0.00%	to	1.25%	(29.09)%	to	(19.49)%
2021	21,225	59.44	to	26.93	649,408	0.00%	to	0.28%	0.00%	to	1.25%	100.49%	to	13.78%

Thornburg Small/Mid Cap Growth Fund - Class R3 #
2025	11,155	29.85	to	26.87	333,657	—%			0.35%	to	1.25%	3.01%	to	3.94%
2024	12,601	28.98	to	25.86	360,478	—%			0.35%	to	1.25%	18.11%	to	19.19%

Thornburg Small/Mid Cap Growth Fund - Class R4 #
2025	2,237	54.80	to	63.75	133,555	—%			0.35%	to	1.25%	3.09%	to	4.02%
2024	2,296	53.15	to	61.29	132,482	—%			0.35%	to	1.25%	18.21%	to	19.28%

Thornburg Small/Mid Cap Growth Fund #
2023	21,479	44.97	to	51.38	590,795	—%			0.35%	to	1.25%	146.92%	to	147.22%
2022	22,288	18.21	to	20.78	527,697	—%			0.35%	to	1.25%	(68.87)%	to	(68.35)%
2021	26,386	58.51	to	65.66	925,960	0.00%	to	0.00%	0.35%	to	1.25%	72.55%	to	125.03%

Timothy Plan Large/Mid Cap Value Fund - Class A
2025	8,155	39.90	to	48.64	349,286	0.72%			0.00%	to	1.25%	3.43%	to	4.73%
2024	7,481	38.58	to	46.44	307,164	0.46%			0.00%	to	1.25%	10.21%	to	11.60%
2023	7,849	35.00	to	41.61	294,063	0.51%			0.00%	to	1.25%	11.79%	to	13.20%
2022	7,180	31.31	to	36.76	238,688	0.18%			0.00%	to	1.25%	(12.86)%	to	(11.77)%
2021	7,451	35.93	to	41.67	285,719	0.00%	to	0.00%	0.00%	to	1.25%	22.63%	to	26.90%

UBS Global Allocation Fund - Class A
2025	894	19.94	to	19.33	17,665	2.05%			0.50%	to	1.25%	17.30%	to	18.18%
2024	989	17.00	to	16.35	16,520	1.85%			0.50%	to	1.25%	6.86%	to	7.66%
2023	989	15.91	to	15.19	15,393	2.24%			0.50%	to	1.25%	8.07%	to	8.88%
2022	1,044	14.72	to	13.95	14,862	—%			0.50%	to	1.25%	(18.02)%	to	(17.41)%
2021	1,126	17.96	to	16.89	19,333	1.11%	to	1.12%	0.50%	to	1.25%	7.40%	to	6.60%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Vanguard 500 Index Fund - Admiral Shares
2025	200,305	41.61	to	41.61	8,334,669	1.21%			0.00%	to	0.00%	17.83%	to	17.83%
2024	233,091	35.31	to	35.31	8,231,382	1.33%			0.00%	to	0.00%	24.97%	to	24.97%
2023	255,545	28.26	to	28.26	7,221,327	1.58%			0.00%	to	0.00%	26.24%	to	26.24%
2022	299,194	22.38	to	22.38	6,697,442	1.55%			0.00%	to	0.00%	(18.15)%	to	(18.15)%
2021	326,674	27.35	to	27.35	8,934,097	1.37%	to	1.37%	0.00%	to	0.00%	28.66%	to	28.66%

Vanguard Mid-Cap Index Fund - Admiral Shares
2025	81,437	28.94	to	28.94	2,356,991	1.57%			0.00%	to	0.00%	11.67%	to	11.67%
2024	93,115	25.92	to	25.92	2,413,376	1.55%			0.00%	to	0.00%	15.22%	to	15.22%
2023	100,382	22.49	to	22.49	2,257,970	1.62%			0.00%	to	0.00%	15.98%	to	15.98%
2022	113,755	19.40	to	19.40	2,206,315	1.49%			0.00%	to	0.00%	(18.71)%	to	(18.71)%
2021	119,467	23.86	to	23.86	2,850,278	1.19%	to	1.19%	0.00%	to	0.00%	24.51%	to	24.51%

Vanguard Small-Cap Index Fund - Admiral Shares
2025	118,835	26.63	to	26.63	3,164,044	1.40%			0.00%	to	0.00%	8.83%	to	8.83%
2024	138,995	24.47	to	24.47	3,400,600	1.36%			0.00%	to	0.00%	14.23%	to	14.23%
2023	159,383	21.42	to	21.42	3,413,546	1.68%			0.00%	to	0.00%	18.20%	to	18.20%
2022	186,534	18.12	to	18.12	3,379,999	1.43%			0.00%	to	0.00%	(17.61)%	to	(17.61)%
2021	197,943	21.99	to	21.99	4,353,460	1.25%	to	1.25%	0.00%	to	0.00%	17.73%	to	17.73%

Vanguard Total Bond Market Index Fund - Admiral Shares
2025	61,270	12.50	to	12.50	765,836	3.91%			0.00%	to	0.00%	7.15%	to	7.15%
2024	66,171	11.67	to	11.67	771,885	3.66%			0.00%	to	0.00%	1.24%	to	1.24%
2023	78,019	11.52	to	11.52	898,975	3.15%			0.00%	to	0.00%	5.70%	to	5.70%
2022	84,643	10.90	to	10.90	922,674	2.36%			0.00%	to	0.00%	(13.18)%	to	(13.18)%
2021	88,088	12.56	to	12.56	1,106,186	1.87%	to	1.87%	0.00%	to	0.00%	(1.67)%	to	(1.67)%

Victory Diversified Stock Fund - Class A
2025	10,090	58.53	to	24.08	563,287	0.26%			0.00%	to	1.25%	21.91%	to	23.44%
2024	11,732	48.01	to	21.79	489,833	—%			0.00%	to	1.25%	24.73%	to	14.44%
2023	10,901	38.49	to	19.04	427,030	0.08%			0.00%	to	1.25%	23.15%	to	12.73%
2022	11,033	31.26	to	16.89	355,754	0.30%			0.00%	to	1.25%	(31.45)%	to	(26.08)%
2021	13,113	45.60	to	22.85	522,144	0.00%	to	0.02%	0.00%	to	1.25%	34.17%	to	17.91%

Victory Mid-Cap Core Growth Fund - Class A (49)
2025	19,585	39.04	to	110.95	915,760	—%			0.00%	to	1.25%	10.45%	to	11.84%
2024	21,050	35.34	to	99.20	889,069	—%			0.00%	to	1.25%	9.46%	to	10.85%
2023	21,394	32.29	to	89.49	833,225	—%			0.00%	to	1.25%	279.38%	to	212.84%
2022	20,895	8.51	to	28.61	724,042	—%			0.00%	to	1.25%	(32.35)%	to	(71.32)%
2021	21,170	12.58	to	99.73	935,565	0.00%	to	0.00%	0.00%	to	1.25%	(84.10)%	to	24.48%
(49) Victory Munder Mid Cap Core Growth Fund - Class A, name changed to Victory Mid-Cap Core Growth Fund - Class A, effective October 31, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Victory Pioneer Disciplined Value Fund - Class A (50)
2025	7,938	35.35	to	38.26	299,195	2.31%			0.75%	to	1.25%	15.86%	to	16.44%
2024	8,019	30.51	to	32.86	259,840	2.43%			0.75%	to	1.25%	10.66%	to	11.22%
2023	7,629	27.57	to	29.55	221,955	1.37%			0.75%	to	1.25%	6.85%	to	7.38%
2022	10,207	25.81	to	27.52	275,466	1.99%			0.75%	to	1.25%	(10.80)%	to	(10.36)%
2021	10,020	28.93	to	30.70	301,723	1.07%	to	4.56%	0.50%	to	1.25%	26.02%	to	30.46%
(50) Pioneer Disciplined Value Fund - Class A, name changed to Victory Pioneer Disciplined Value Fund - Class A, effective June 09, 2025.

Victory Pioneer Equity Income Fund - Class A (51)
2025	1,040	59.42	to	59.42	61,808	2.16%			1.25%	to	1.25%	9.83%	to	9.83%
2024	962	54.10	to	54.10	52,020	1.83%			1.25%	to	1.25%	9.86%	to	9.86%
2023	1,757	49.24	to	49.24	86,533	1.71%			1.25%	to	1.25%	6.05%	to	6.05%
2022	1,679	46.43	to	46.43	77,952	1.99%			1.25%	to	1.25%	(9.34)%	to	(9.34)%
2021	1,527	51.22	to	51.22	78,211	1.53%	to	1.53%	1.25%	to	1.25%	23.99%	to	23.99%
(51) Pioneer Equity Income Fund - Class A, name changed to Victory Pioneer Equity Income Fund - Class A, effective April 01, 2025.

Victory Pioneer Fund - Class A (52)
2025	11,191	58.62	to	51.72	656,776	0.24%			0.75%	to	1.25%	21.67%	to	22.28%
2024	15,397	48.18	to	42.29	751,579	0.51%			0.75%	to	1.25%	21.05%	to	21.66%
2023	18,347	39.80	to	34.76	738,410	0.81%			0.75%	to	1.25%	27.12%	to	22.86%
2022	24,750	31.31	to	28.29	776,934	0.52%			0.50%	to	1.25%	(25.27)%	to	(19.87)%
2021	24,537	41.90	to	35.31	958,963	0.00%	to	0.00%	0.50%	to	1.25%	27.17%	to	26.22%
(52) Pioneer Fund - Class A, name changed to Victory Pioneer Fund - Class A, effective April 01, 2025.

Victory Pioneer Fundamental Growth Fund - Class A (53)
2025	781	48.98	to	52.93	40,476	—%			0.65%	to	1.25%	12.57%	to	13.24%
2024	625	43.51	to	46.74	28,579	—%			0.65%	to	1.25%	15.95%	to	16.65%
2023	1,147	37.52	to	40.07	45,215	—%			0.65%	to	1.25%	31.17%	to	31.95%
2022	2,692	28.61	to	30.37	80,781	—%			0.65%	to	1.25%	(21.75)%	to	(21.28)%
2021	2,764	36.56	to	38.58	105,292	0.00%	to	0.00%	0.65%	to	1.25%	21.87%	to	22.61%
(53) Pioneer Fundamental Growth Fund - Class A, name changed to Victory Pioneer Fundamental Growth Fund - Class A, effective May 05, 2025.

Victory Pioneer Global Equity Fund - Class A (54)
2025	75,169	23.33	to	25.12	1,809,149	2.09%			0.35%	to	1.25%	39.33%	to	40.58%
2024	83,839	16.75	to	17.87	1,447,675	1.77%			0.35%	to	1.25%	10.07%	to	11.07%
2023	92,799	15.21	to	16.09	1,450,006	1.43%			0.35%	to	1.25%	15.25%	to	16.28%
2022	102,936	13.20	to	13.83	1,395,098	1.39%			0.35%	to	1.25%	(10.93)%	to	(10.13)%
2021	103,724	14.82	to	15.39	1,571,787	0.00%	to	0.00%	0.00%	to	1.25%	22.17%	to	23.70%
(54) Pioneer Global Sustainable Equity Fund - Class A, name changed to Victory Pioneer Global Equity Fund - Class A, effective April 01, 2025.

Victory Pioneer High Yield Fund - Class A (55)
2025	27,103	22.71	to	23.15	637,836	5.75%			0.35%	to	1.25%	6.23%	to	7.19%
2024	34,202	21.37	to	21.60	755,672	5.81%			0.35%	to	1.25%	6.99%	to	7.97%
2023	43,246	19.98	to	20.00	893,057	5.40%			0.35%	to	1.25%	9.90%	to	9.22%
2022	41,988	18.18	to	18.32	787,634	5.25%			0.35%	to	1.25%	(11.20)%	to	(19.83)%
2021	48,631	20.47	to	22.85	1,026,755	0.00%	to	4.22%	0.35%	to	1.25%	4.44%	to	5.39%
(55) Pioneer High Yield Fund - Class A, name changed to Victory Pioneer High Yield Fund - Class A, effective May 02, 2025.

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Victory Pioneer Mid Cap Value Fund - Class A (56)
2025	38,820	30.70	to	10.79	1,068,142	1.66%			0.25%	to	1.25%	9.37%	to	7.94%
2024	38,609	28.07	to	29.88	975,105	1.49%			0.35%	to	1.25%	9.09%	to	10.08%
2023	43,631	25.73	to	27.14	1,014,355	1.66%			0.35%	to	1.25%	11.02%	to	12.02%
2022	45,964	23.17	to	24.23	954,096	1.44%			0.35%	to	1.25%	(7.17)%	to	(11.60)%
2021	50,861	24.96	to	27.41	1,133,257	0.00%	to	0.43%	0.35%	to	1.25%	27.86%	to	29.01%
(56) Pioneer Mid Cap Value Fund - Class A, name changed to Victory Pioneer Mid Cap Value Fund - Class A, effective April 01, 2025.

Victory Pioneer Select Mid Cap Growth Fund - Class A (57)
2025	2,380	53.50	to	60.49	133,737	—%			0.50%	to	1.25%	18.92%	to	19.81%
2024	2,416	44.99	to	50.49	114,488	—%			0.50%	to	1.25%	22.29%	to	23.22%
2023	2,718	36.78	to	40.97	105,300	—%			0.50%	to	1.25%	17.19%	to	18.07%
2022	2,578	31.39	to	34.70	85,129	—%			0.50%	to	1.25%	(32.13)%	to	(31.62)%
2021	29,492	46.25	to	50.75	1,432,733	0.00%	to	0.00%	0.35%	to	1.25%	6.62%	to	9.44%
(57) Pioneer Select Mid Cap Growth Fund - Class A, name changed to Victory Pioneer Select Mid Cap Growth Fund - Class A, effective April 01, 2025.

Victory Pioneer Strategic Income Fund - Class A (58)
2025	156,083	19.57	to	23.35	3,267,584	4.94%			0.00%	to	1.25%	8.90%	to	10.27%
2024	234,593	17.97	to	21.18	4,605,392	5.03%			0.00%	to	1.25%	3.01%	to	4.31%
2023	237,159	17.45	to	20.30	4,596,429	3.60%			0.00%	to	1.25%	6.77%	to	8.10%
2022	223,665	16.34	to	18.78	4,004,432	2.89%			0.00%	to	1.25%	51.86%	to	(13.13)%
2021	248,288	10.76	to	21.62	5,139,005	0.00%	to	3.25%	0.00%	to	1.25%	(5.78)%	to	0.88%
(58) Pioneer Strategic Income Fund - Class A, name changed to Victory Pioneer Strategic Income Fund - Class A, effective April 01, 2025.

Victory RS Value Fund - Class A
2025	68,080	21.93	to	21.93	1,492,788	0.66%			0.00%	to	0.00%	4.65%	to	4.65%
2024	76,099	20.95	to	20.95	1,594,496	0.41%			0.00%	to	0.00%	12.63%	to	12.63%
2023	82,553	18.60	to	18.60	1,535,750	0.63%			0.00%	to	0.00%	7.52%	to	7.52%
2022	93,224	17.30	to	17.30	1,612,923	0.47%			0.00%	to	0.00%	(2.97)%	to	(2.97)%
2021	102,971	17.83	to	17.83	1,836,116	0.44%	to	0.44%	0.00%	to	0.00%	27.31%	to	27.31%

Victory Sycamore Established Value Fund - Class A #
2025	13,068	78.42	to	96.76	783,339	0.71%			0.00%	to	1.25%	1.06%	to	2.33%
2024	10,010	77.60	to	94.56	854,663	0.96%			0.00%	to	1.25%	8.50%	to	9.87%

Victory Sycamore Established Value Fund - Class I #
2025	299,666	23.56	to	23.56	7,059,752	1.02%			0.00%	to	0.00%	2.65%	to	2.65%
2024	327,741	22.95	to	22.95	7,521,510	1.28%			0.00%	to	0.00%	10.19%	to	10.19%

Victory Sycamore Established Value Fund #
2023	383,357	71.52	to	86.07	8,643,412	1.40%			0.00%	to	1.25%	8.58%	to	9.95%
2022	441,345	65.86	to	78.28	9,125,226	1.56%			0.00%	to	1.25%	(4.03)%	to	(2.82)%
2021	487,921	68.63	to	80.56	10,346,010	0.00%	to	1.25%	0.00%	to	1.25%	29.85%	to	31.48%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Victory Sycamore Small Company Opportunity Fund - Class A
2025	58,268	35.67	to	44.49	1,768,765	0.59%			0.00%	to	1.25%	0.15%	to	1.41%
2024	64,698	35.62	to	43.87	2,024,878	0.51%			0.00%	to	1.25%	3.92%	to	5.23%
2023	55,917	34.28	to	41.69	2,086,778	0.30%			0.00%	to	1.25%	9.68%	to	11.05%
2022	86,338	31.25	to	37.54	2,988,974	0.26%			0.00%	to	1.25%	(8.06)%	to	(6.91)%
2021	104,127	33.99	to	40.33	3,899,148	0.00%	to	0.00%	0.00%	to	1.25%	10.81%	to	23.58%

Virtus Ceredex Large-Cap Value Equity Fund - Class A
2025	80	31.35	to	31.35	2,521	6.24%			1.25%	to	1.25%	10.38%	to	10.38%
2024	31	28.40	to	28.40	893	1.03%			1.25%	to	1.25%	8.89%	to	8.89%
2023	32	26.09	to	26.09	827	1.53%			1.25%	to	1.25%	13.15%	to	13.15%
2022	30	23.05	to	23.05	697	1.02%			1.25%	to	1.25%	(15.40)%	to	(15.40)%
2021	30	27.25	to	27.25	812	0.00%	to	0.59%	0.50%	to	1.25%	23.69%	to	24.62%

Virtus Ceredex Mid-Cap Value Equity Fund - Class A
2025	4,747	73.65	to	90.89	376,619	0.86%			0.00%	to	1.25%	15.78%	to	17.24%
2024	5,962	63.61	to	77.52	406,499	0.58%			0.00%	to	1.25%	8.39%	to	9.76%
2023	12,221	58.69	to	65.58	780,295	0.90%			0.50%	to	1.25%	9.26%	to	10.08%
2022	14,273	53.71	to	59.58	830,612	0.64%			0.50%	to	1.25%	(15.29)%	to	(14.65)%
2021	15,247	63.40	to	69.80	1,035,384	0.00%	to	0.00%	0.50%	to	1.25%	27.13%	to	28.09%

Virtus Ceredex Small-Cap Value Equity Fund - Class A
2025	4,918	54.52	to	61.85	281,942	0.64%			0.50%	to	1.25%	(0.21)%	to	0.54%
2024	4,830	54.64	to	61.52	278,575	0.58%			0.50%	to	1.25%	7.31%	to	8.13%
2023	10,316	50.91	to	56.90	569,260	3.50%			0.50%	to	1.25%	12.88%	to	13.73%
2022	11,405	45.10	to	50.03	553,763	0.72%			0.50%	to	1.25%	(11.43)%	to	(10.76)%
2021	11,215	50.92	to	56.06	609,750	0.00%	to	0.87%	0.50%	to	1.25%	25.33%	to	26.27%

Virtus Duff & Phelps Water Fund - Institutional Class
2025	67,439	17.96	to	17.96	1,211,303	1.18%			0.00%	to	0.00%	12.31%	to	12.31%
2024	69,762	15.99	to	15.99	1,115,716	0.76%			0.00%	to	0.00%	5.76%	to	5.76%
2023	68,312	15.12	to	15.12	1,033,004	0.90%			0.00%	to	0.00%	12.38%	to	12.38%
2022	78,618	13.46	to	13.46	1,057,907	0.64%			0.00%	to	0.00%	(20.80)%	to	(20.80)%
2021	91,768	16.99	to	16.99	1,559,106	1.51%	to	1.51%	0.00%	to	0.00%	25.82%	to	25.82%

Virtus NFJ Dividend Value Fund - Class A
2025	57,175	22.66	to	26.56	1,341,417	2.09%			0.35%	to	1.25%	6.87%	to	7.84%
2024	70,289	21.20	to	24.63	1,546,528	1.29%			0.35%	to	1.25%	3.63%	to	4.57%
2023	112,147	20.46	to	23.55	2,403,785	3.40%			0.35%	to	1.25%	17.67%	to	18.73%
2022	152,732	17.39	to	19.84	2,802,457	1.61%			0.35%	to	1.25%	(14.77)%	to	(14.00)%
2021	168,479	20.40	to	23.07	3,612,107	0.00%	to	1.35%	0.35%	to	1.25%	26.94%	to	28.08%

	At December 31					For the year ended December 31
	Units	Unit Value			Net Assets	Investment Income Ratio			Expense Ratio
									Lowest	—	Highest	Total Return Ratio
Virtus NFJ Small-Cap Value Fund - Class A
2025	37,305	21.95	to	10.34	885,944	0.83%			0.25%	to	1.25%	(0.19)%	to	3.36%
2024	37,811	21.99	to	25.55	903,288	1.28%			0.35%	to	1.25%	4.33%	to	5.28%
2023	40,529	21.08	to	24.27	925,412	2.31%			0.35%	to	1.25%	21.47%	to	22.57%
2022	41,678	17.35	to	19.80	779,875	0.99%			0.35%	to	1.25%	(17.26)%	to	(16.51)%
2021	42,954	20.97	to	23.72	969,008	0.00%	to	0.00%	0.35%	to	1.25%	22.69%	to	23.80%

# For the years ended December 31, 2025 and 2024, the Sub-Account is being presented at the share class level. Historical data for the Sub-Account is being presented at the Fund level.

Talcott Resolution Life
Insurance Company

Independent Auditor's Report

Financial Statements - Statutory-Basis
As of December 31, 2025, 2024 and 2023, and for the
Years Ended December 31, 2025, 2024 and 2023
Supplemental Schedules as of and for the
Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

CONTENTS

Page:
Independent Auditor's Report	1 - 3

Financial Statements - Statutory-Basis:
Admitted Assets, Liabilities and Capital and Surplus	4
Statements of Operations	5
Statements of Changes in Capital and Surplus	6
Statements of Cash Flows	7 - 8
Notes to Financial Statements	9 - 59

Supplemental Schedules
Schedule I - Selected Financial Data	60 - 63
Schedule II - Summary Investment Schedule	64
Schedule III - Investment Risks Interrogatories	65 - 70
Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features	71

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of Talcott Resolution Life Insurance Company

Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department described in Note 2.

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

- Exercise professional judgment and maintain professional skepticism throughout the audit.

- Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

- Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

- Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

- Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, supplemental schedule of reinsurance contracts with risk-limiting features, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Hartford, Connecticut
March 27, 2026

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2025	2024

Bonds	$10,664,150,343	$10,788,082,053
Preferred stocks	17,853,136	21,478,713
Common stocks	6,084,753	636,217,405
Mortgage loans on real estate	940,275,070	1,088,430,893
Contract loans	1,516,022,125	1,475,217,306
Cash, cash equivalents and short-term investments	1,567,043,551	1,334,187,060
Derivatives	275,251,377	157,372,315
Other invested assets	1,290,488,576	1,046,653,247
Total cash and invested assets	16,277,168,931	16,547,638,992

Investment income due and accrued	167,174,476	164,085,000
Amounts recoverable for reinsurance	330,945,261	379,802,153
Funds held by or deposited with reinsured companies	1,889,605,649	—
Federal income tax recoverable	1,775,555	103,530,926
Net deferred tax asset	52,062,313	80,395,823
Receivables from parent, subsidiaries and affiliates	71,506,827	40,480,763
Other assets	592,056,474	489,258,300
Separate Account assets	70,121,473,179	66,608,458,521
Total admitted assets	$89,503,768,665	$84,413,650,478

Liabilities
Aggregate reserves for future benefits	$16,079,357,413	$13,446,546,312
Liability for deposit-type contracts	102,315,332	102,746,324
Policy and contract claim liabilities	389,000,412	256,104,737
Asset valuation reserve	228,965,957	250,517,374
Interest maintenance reserve	262,738,989	112,707,866
Remittances and items not allocated	44,565,140	58,206,027
Provision for experience rating refunds	385,040,543	407,431,056
Accrued expense allowances and amounts due from Separate Accounts	(994,717,426)	(901,091,077)
Borrowed money	—	307,548,297
Funds held under reinsurance treaties with unauthorized and certified reinsurers	—	744,982,530
Payable for securities	360,764,417	92,741,729
Derivatives	262,847,262	149,885,626
Collateral on derivatives	13,159,551	54,655,000
Payable for repurchase agreements	181,755,548	182,083,180
Other liabilities	695,026,083	800,259,144
Separate Account liabilities	70,121,473,179	66,608,458,521
Total liabilities	88,132,292,400	82,673,782,646

Capital and surplus
Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	5,690,000	5,690,000
Aggregate write-ins for other than special surplus funds	—	168,330,037
Gross paid-in and contributed surplus	911,535,846	536,535,846
Aggregate write-ins for special surplus funds	167,715,799	151,421,777
Unassigned surplus	286,534,620	877,890,172
Total capital and surplus	1,371,476,265	1,739,867,832

Total liabilities and capital and surplus	$89,503,768,665	$84,413,650,478

See notes to financial statements.
4

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$36,630,281,602	$145,315,988	$151,310,738
Net investment income	699,838,539	986,757,628	767,388,680
Amortization of interest maintenance reserve	9,656,817	15,876,816	43,962,326
Commissions and expense allowances on reinsurance ceded	48,857,924	107,085,582	197,796,023
Reserve adjustments on reinsurance ceded	(7,365,926,584)	(2,270,497,625)	(2,250,834,647)
Fee income	1,153,832,308	948,235,694	921,835,308
Other revenues	115,683,636	119,939,116	91,074,095
Total revenues	31,292,224,242	52,713,199	(77,467,477)

Benefits and expenses
Annuity benefits	438,136,885	283,928,456	274,616,641
Death, disability and other benefits	761,170,358	558,178,312	612,255,355
Surrenders and other fund withdrawals	3,825,278,622	2,708,743,641	2,199,536,668
Commissions	957,131,844	118,879,132	146,704,799
Decrease in aggregate reserves for future benefits	2,632,811,100	(524,146,466)	(259,829,959)
Net transfers from Separate Accounts	(2,072,331,231)	(2,156,554,546)	(2,520,281,386)
General insurance expenses	156,604,313	155,491,186	149,995,794
Interest and adjustments on contract or deposit-type contract funds	28,699,840	17,878,830	21,352,187
IMR adjustments on reinsurance	209,710,833	11,387,365	125,261
MODCO adjustment on reinsurance assumed	24,088,392,679	(1,757,328,958)	(1,264,268,711)
Other expenses	10,260,240	15,323,581	13,352,698
Total benefits and expenses	31,035,865,483	(568,219,467)	(626,440,653)

Net gain from operations before federal income tax expense (benefit)	256,358,759	620,932,666	548,973,176
Federal income tax expense (benefit)	70,131,201	(10,501,277)	(22,518,867)
Net gain from operations	186,227,558	631,433,943	571,492,043

Net realized capital gains (losses), after tax	547,945,174	(100,287,426)	(445,895,006)
Net income	$734,172,732	$531,146,517	$125,597,037

See notes to financial statements.

5

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	For the years ended December 31,
	2025	2024	2023

Balance, beginning and end of year	$5,690,000	$5,690,000	$5,690,000

Gross paid-in and contributed surplus
Balance, beginning of year	536,535,846	1,107,535,846	1,107,535,846
Return of capital	375,000,000	(571,000,000)	—
Balance, beginning and end of year	911,535,846	536,535,846	1,107,535,846

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	168,330,037	187,383,846	206,437,654
Amortization, decreases of gain on inforce reinsurance	(168,330,037)	(19,053,809)	(19,053,808)
Balance, end of year	—	168,330,037	187,383,846

Aggregate write-ins for special surplus funds
Balance, beginning of year	151,421,777	68,373,245	43,486,878
Change in net deferred asset for SSAP 108	16,294,022	83,048,532	24,886,367
Balance, end of year	167,715,799	151,421,777	68,373,245

Unassigned funds
Balance, beginning of year	877,890,172	819,049,639	1,375,337,111

Net income	734,172,732	531,146,517	125,597,037
Change in net unrealized capital losses on investments, net of tax	(757,247,434)	(463,467,201)	(133,182,997)
Change in net unrealized foreign exchange capital (losses) gains	(531,005)	(5,404)	2,329,637
Change in net deferred income tax	15,382,695	(26,358,013)	29,788,306
Change in asset valuation reserve	21,551,420	20,808,445	(10,473,885)
Surplus adjustment: Change in surplus as a result of reinsurance	136,127,455	—	—
Change in nonadmitted assets	(52,352,948)	(3,283,811)	4,654,430
Cumulative effect of changes in accounting principles	168,330,037	—	—
Dividends to stockholder	(856,788,504)	—	(575,000,000)
Balance, end of year	286,534,620	877,890,172	819,049,639

Capital and surplus
Balance, end of year	$1,371,476,265	$1,739,867,832	$2,188,032,576

See notes to financial statements.

6

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$421,306,395	$198,441,030	$(13,432,019)
Net investment income	735,143,574	1,041,866,604	868,410,524
Reserve adjustments on reinsurance	(1,899,617,745)	(2,279,793,157)	(2,262,497,487)
Investment management fees	957,218,473	935,566,462	890,326,326
Miscellaneous income	360,205,681	228,811,782	309,496,952
Total income	574,256,378	124,892,721	(207,695,704)

Benefits paid	3,767,571,097	3,562,789,969	3,090,204,960
Federal income tax recovered (paid)	(31,522,124)	28,977,646	46,367,759
Net transfers from Separate Accounts	(1,999,086,617)	(2,116,595,966)	(2,530,117,812)
Other expenses	(1,934,517,949)	(1,439,640,149)	(873,287,684)
Total benefits and expenses	(197,555,593)	35,531,500	(266,832,777)
Net cash provided by (used for) operating activities	771,811,971	89,361,221	59,137,073

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,114,683,652	2,210,459,593	1,539,793,497
Common and preferred stocks	8,249,166	44,206,183	37,962,674
Mortgage loans	165,103,403	83,368,901	289,832,163
Real Estate	—	—	5,798,890
Derivatives and other	511,974,828	191,889,880	205,914,401
Total investment proceeds	2,800,011,049	2,529,924,557	2,079,301,625

Cost of investments acquired
Bonds	2,266,351,984	1,271,619,519	1,046,407,858
Common and preferred stocks	1,287,054	693,200	795,820
Mortgage loans	21,824,930	19,674,928	58,940,272
Derivatives and other	639,384,022	447,234,620	536,979,464
Total investments acquired	2,928,847,990	1,739,222,267	1,643,123,414
Net decrease in contract loans	40,804,819	37,066,238	40,685,080
Net cash (used for) provided by investing activities	(169,641,760)	753,636,052	395,493,131

Financing and miscellaneous activities
Paid in (Return of) surplus	375,000,000	(571,000,000)	—
Change in borrowed funds	(307,548,297)	307,548,297	—
Dividends to stockholder	(125,000,000)	—	(575,000,000)
Net redemptions on deposit-type contracts	(430,992)	(8,360,319)	(7,857,045)
Change in payable for investment repurchase programs	(327,632)	(139,378,312)	(125,235,414)
Change in payable for securities lending	—	—	—
Other cash (used) provided	(311,006,799)	(106,044,500)	(8,133,905)
Net cash (used for) provided by financing and miscellaneous activities	(369,313,720)	(517,234,834)	(716,226,364)

Net increase (decrease) in cash, cash equivalents and short-term investments	232,856,491	325,762,439	(261,596,160)
Cash, cash equivalents and short-term investments, beginning of year	1,334,187,060	1,008,424,621	1,270,020,781
Cash, cash equivalents and short-term investments, end of year	$1,567,043,551	$1,334,187,060	$1,008,424,621

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash acquisitions from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash ceded premiums for reinsurance	(944,646)	(11,387,365)	(125,261)
Non-cash payable on reinsurance	(3,843,241)	(9,295,532)	(11,662,840)
Non-cash transfer of funds withheld for unauthorized reinsurance	4,787,887	20,682,897	11,788,101
Non-cash transfer of IMR liability for reinsurance	—	11,387,365	125,261
Non-cash IMR reserve transferred on reinsurance	—	(11,387,365)	(125,261)
Non-cash deferred asset SSAP 108	(16,056,030)	(121,513,112)	(154,274,911)
Non-cash deferred liability SSAP 108	(10,449,011)	38,464,581	129,388,544
Non-cash special surplus SSAP 108	16,294,022	83,048,532	24,886,367
Non-cash miscellaneous income assumed SSAP 108	10,211,018
Non-cash proceeds from sale of common stock-affiliates	(731,788,504)
Non-cash acquisitions from purchase of common stock- affiliate	(8,546,001)
Non-cash net investment income for dividend of affiliate	8,546,001
Non-cash dividend from distribution of affiliates	731,788,504
Non-cash premiums from recaptured reinsurance	(6,191,956,563)
7

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance	12,715,421
Non-cash increase in aggregate reserves from recaptured reinsurance	524,641,554
Non-cash reserve adjustments on reinsurance ceded from recaptured reinsurance	5,466,308,839
Non-cash aggregate reserve change from recaptured reinsurance	(537,356,975)
Non-cash funds withheld for unauthorized reinsurance from recapture	725,647,724
Non-cash transfer of IMR liability from recaptured reinsurance	188,290,749
Non-cash IMR reserve transferred from recaptured reinsurance	(188,290,749)
Non-cash premiums from assumed reinsurance	(19,497,654,997)
Non-cash increase in aggregate reserves from assumed reinsurance	(39,651,169)
Non-cash aggregate reserve change from assumed reinsurance	1,187,647,157
Non-cash modco adjustment from assumed reinsurance	18,349,659,009
Non-cash transfer of IMR liability from assumed reinsurance	21,420,084
Non-cash IMR reserve transferred from assumed reinsurance	(21,420,084)
Non-cash transfers to Separate Accounts	(20,381,735)
Non-cash modco adjustment from assumed reinsurance	20,381,735
Non-cash premiums from assumed reinsurance	(10,538,480,327)
Non-cash funds withheld from assumed reinsurance	1,889,516,637
Non-cash modco adjustment from assumed reinsurance	8,394,898,926
Non-cash other amounts payable from assumed reinsurance	(58,535,237)
Non-cash commissions and expense allowance from assumed reinsurance	312,600,000

See notes to financial statements.
8

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
1. Organization and Description of Business

Talcott Resolution Life Insurance Company (“TL” or the “Company”) is a wholly-owned direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). During 2025, TR Re, Ltd ("TR Re"), the Company’s previous parent distributed its ownership in TL up to TLI, which is now a common parent of the two entities. During 2025, the Company contributed TL’s common stock ownership in Talcott Resolution Life and Annuity Insurance Company (“TLA”) to TR Re. See Footnote 7 Related Party Transactions, for further details.

The Company is a leading financial services and multi-line insurance provider which maintains (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, and retirement plan services for savings and retirement needs that are both directly written by the Company and assumed from affiliates and third parties; (b) individual life insurance for income protection and estate planning that is directly written by the Company and is substantially ceded; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded, and (d) private placement life insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of Talcott Resolution Life Insurance Company (the “Company” or “TL”) have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for these reinsurance treaties, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2025	2024	2023
Net Income
1. TL state basis			$734,172,732	$531,146,517	$125,597,037
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(164,988)	(2,976,629)	2,256,095
			(164,988)	(2,976,629)	2,256,095
3. State permitted practices that change NAIC SAP			—	—	—
4. NAIC SAP (1-2-3=4)	61	4	$734,337,720	$534,123,146	$123,340,942
Surplus
5. TL state basis			$1,371,476,265	$1,739,867,832	$2,188,032,576
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (TL) (as described above)	61	3	5,048,554	5,213,542	8,190,171
Less: Reinsurance reserve credit (TLA) (as described above)	61	3	—	20,957,376	18,386,767
			5,048,554	26,170,918	26,576,938
7. State permitted practices that change NAIC SAP			—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,366,427,711	$1,713,696,914	$2,161,455,638

The Company's reported investment in TLA was $626,632,214 and $886,939,559 as of December 31, 2024 and December 31, 2023, respectively. The Company's investment in TLA would have been reported as $605,674,838 and $868,552,792 as of December 31, 2024 and December 31, 2023, respectively, without the state prescribed practice.
9

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with the National Association of Insurance Commissioners (”NAIC”) Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”), guaranteed withdrawal benefits (“GMWB”) and guaranteed minimum income benefits ("GMIB") are considered market risk benefits and reported at fair value using models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held and amortized into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses;

10

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
7.for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation.

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, the amount of time a security is in an unrealized loss position is not considered when assessing impairment, and any credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security. Improvements in expected cash flows are recognized immediately in income as a reduction in the allowance.
11

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, annuity and health benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2% to 6%. Group life insurance reserves generally use group life tables with valuation rates ranging from 3% to 11.25%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43") Fixed indexed annuities are generally based on the Annuity 2000 table with valuation rates between 3.75% and 7% using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company has no forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2025 and 2024, the Company had $14,951,749 and $15,745,469 respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $85,028 and $106,897 respectively, also subject to 100% reinsurance to Prudential.

The following table displays the development of accident and health claim reserves and liabilities and other costs accrued to settle claims as of December 31:

	2025	2024	2023
Beginning claim reserves - gross	$180,892,705	$191,940,647	$208,115,589
Less: reinsurance recoverables	(180,826,031)	(191,855,998)	(208,038,466)
Beginning claim reserves - net	66,674	84,649	77,123
Plus Incurred expenses related to:
Current year	4,630	(10,816)	15,069
Prior year		—	—
Total incurred	4,630	(10,816)	15,069
Less Paid expenses related to:
Current year	(3,029)	7,159	7,543
Prior year		—	—
Total paid	(3,029)	7,159	7,543

Ending claim reserves - net	74,333	66,674	84,649
Add: reinsurance recoverables	169,973,031	180,826,031	191,855,998
Ending claim reserves - gross	$170,047,364	$180,892,705	$191,940,647
The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses of these contracts are reported in the Statements of Operations.
12

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2025 is presented below:

A.Individual Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$699,615,680	$—	$699,615,680	3.13%
b. At book value less current surrender charge of 5% or more	578,628	—	—	578,628	0.00%
c. At fair value	—	—	8,135,827,335	8,135,827,335	36.40%
d. Total with market value adjustment or at fair value (total of 1 through 3)	578,628	699,615,680	8,135,827,335	8,836,021,643	39.53%
e. At book value without adjustment (minimal or no charge or adjustment)	8,854,357,446	—	—	8,854,357,446	39.61%
2. Not subject to discretionary withdrawal	4,491,747,744	—	171,669,316	4,663,417,060	20.86%
3. Total (gross: direct + assumed)	13,346,683,818	699,615,680	8,307,496,651	22,353,796,149	100.00%
4. Reinsurance ceded	745,434,336	587,645,139	—	1,333,079,475
5. Total (net)	$12,601,249,482	$111,970,541	$8,307,496,651	$21,020,716,674
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$289,314	$—	$—	$289,314

B. Group Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$2,987,990,547	$758,688,887	$—	$3,746,679,434	28.41%
b. At book value less current surrender charge of 5% or more	352	—	—	352	0.00%
c. At fair value	—	—	7,354,620,684	7,354,620,684	55.78%
d. Total with market value adjustment or at fair value (total of 1 through 3)	2,987,990,899	758,688,887	7,354,620,684	11,101,300,470	84.19%
e. At book value without adjustment (minimal or no charge or adjustment)	211,539,111	—	—	211,539,111	1.60%
2. Not subject to discretionary withdrawal	1,594,997,327	—	279,362,624	1,874,359,951	14.21%
3. Total (gross: direct + assumed)	4,794,527,337	758,688,887	7,633,983,308	13,187,199,532	100.00%
4. Reinsurance ceded	3,488,386,467	637,263,928	—	4,125,650,395
5. Total (net)	$1,306,140,870	$121,424,959	$7,633,983,308	$9,061,549,137
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$176	$—	$—	$176

13

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Deposit-Type Contracts

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$1,172,619,015	$—	$—	$1,172,619,015	12.32%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	7,689,538,512	7,689,538,512	80.77%
d. Total with market value adjustment or at fair value (total of 1 through 3)	1,172,619,015	—	7,689,538,512	8,862,157,527	93.09%
e. At book value without adjustment (minimal or no charge or adjustment)	201,545,958	—	—	201,545,958	2.12%
2. Not subject to discretionary withdrawal	456,221,515	—	—	456,221,515	4.79%
3. Total (gross: direct + assumed)	1,830,386,488	—	7,689,538,512	9,519,925,000	100.00%
4. Reinsurance ceded	1,728,071,157	—	—	1,728,071,157
5. Total (net)	$102,315,331	$—	$7,689,538,512	$7,791,853,843
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health:
1. Annuities, Total (net)	$13,900,490,106
2. Supplementary Contracts, Total (net)	6,900,246
3. Deposit-Type Contracts, Total (net)	102,315,331
4. Subtotal	14,009,705,683
Separate Account Annual Statement:
5. Annuities, Total (net)	16,174,875,459
6. Supplemental Contracts, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Deposit-Type Contracts, Total (net)	7,689,538,512
11. Subtotal	23,864,413,971
12. Combined total	$37,874,119,654

14

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025, is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$42,064,370	$42,064,370	$49,934,680
b. Universal Life	2,669,168,808	2,666,921,021	2,642,851,055
c. Universal Life with Secondary Guarantees	398,764,585	370,154,707	1,498,154,759
d. Indexed Universal Life	27,977,773	26,454,615	29,495,829
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	26,766,283	27,927,545	28,464,493
h. Variable Life	—	—	—
i. Variable Universal Life	92,592,779	92,579,411	150,345,589
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$95,807,759
b. Accidental Death Benefits	XXX	XXX	3,317
c. Disability - Active Lives	XXX	XXX	2,626
d. Disability - Disabled Lives	XXX	XXX	8,194,607
e. Miscellaneous Reserves	XXX	XXX	92,859,490
3. Total (gross: direct + assumed)	3,257,334,598	3,226,101,669	4,596,114,204
4. Reinsurance Ceded	1,118,925,887	1,086,558,512	2,456,407,768
5. Total (net) (3) - (4)	$2,138,408,711	$2,139,543,157	$2,139,706,436

B. Separate Account with Guarantees

         Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	134,737,016	134,737,016	147,450,461
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	41,946,819,831	41,946,819,831	41,945,883,765
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	42,081,556,847	42,081,556,847	42,093,334,226
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$42,081,556,847	$42,081,556,847	$42,093,334,226
15

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Reconciliation of total life actuarial reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$2,139,706,436
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	—
3. Exhibit 5, Disability - Active Lives Section, Total (net)	—
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	—
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	32,185,183
6. Subtotal	2,171,891,619
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	$42,093,334,226
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	42,093,334,226
11. Combined Total ((6) and (10))	$44,265,225,845

Investments

Investments in unaffiliated bonds, other than asset-backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of amortized cost or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method . The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $260,782 and $365,007 excluded from surplus at December 31, 2025 and 2024.

Net realized capital gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting
16

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7. The AVR balances were $228,965,957 and $250,517,374 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $262,738,984, and $112,707,866 respectively. The net capital losses captured in the IMR, net of taxes, in 2025 and 2024 were ($50,427,982) and ($105,042,228) respectively. The amount of income Amortized from the IMR net of taxes in 2025 and 2024 included in the Company’s Statements of Operations, was $9,656,820 and $15,876,816 respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. In July 2025, the Company entered into a reinsurance agreement resulting in the recapture of IMR balances totaling approximately $21,000,000. See Note 6 for additional information.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0 and $0 for the years ended December 31, 2025 and 2024, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $500,000 and $0 for the years ended December 31, 2025 and 2024, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis
17

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025 and 2024, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

As of December 31, 2025 and 2024, the Company held no investments in real estate. In October 2023, the Company sold an office property real estate investment located in Maryland. Prior to the sale, the investment’s carrying value was written down to the estimated fair value. The fair value of the property was primarily determined by current market conditions and comparable property valuation. As a result of the write down and sale, the Company reported a total loss of approximately $4 million that was recorded in net realized capital gain (losses).

For certain derivative instruments accounted for in accordance with SSAP No. 86 - Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department and the New York State Department of Financial Services.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

18

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Adoption of Accounting Standards

Accounting Changes

For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in-force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company determined this constitutes a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions.

The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $168.3 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $168.3 million reflected through Cumulative Effect of Change in Accounting Principles.

For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $168 million of investments previously reported were reclassified. Of these investments, approximately $119 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $10 million unrealized loss to surplus.

In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company.

In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 - Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

In 2024, the NAIC modified SSAP No. 94 – Low Income Housing Tax Credit Property Investments to clarify in-scope tax credit investments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company.

19

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

Recently Issued Accounting Standards

In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust (“DST”) will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact.

3. Investments

A. Components of Net Investment Income

	For the years ending December 31,
	2025	2024	2023
Interest income from bonds and short-term investments	$480,215,643	$521,170,433	$517,280,524
Interest income from affiliated bonds and short-term investments	27,604,728	18,775,452	—
Interest income from mortgage loans on real estate	45,516,848	50,128,505	57,556,177
Interest income from contract loans	94,583,888	98,832,123	90,242,765
Interest and dividends from other investments	64,420,097	49,902,724	21,411,422
Dividends from common and preferred stocks - unaffiliated	1,923,003	1,496,298	1,107,233
Dividends from common and preferred stocks - affiliated	8,546,001	275,000,000	94,800,000
Gross investment income	722,810,208	1,015,305,535	782,398,121
Less: Investment expenses	19,218,373	20,999,610	14,867,549
Less: Interest expense	3,753,296	7,548,297	—
Depreciation on real estate	—	—	141,892
Net investment income	$699,838,539	$986,757,628	$767,388,680

B. Components of Net Unrealized Capital Losses on Bonds and Short-Term Investments

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$101,422,333	$84,096,426	$135,371,936
Gross unrealized capital losses	(1,007,715,727)	(1,341,221,864)	(1,391,932,955)
Net unrealized capital losses	(906,293,394)	(1,257,125,438)	(1,256,561,019)
Balance, beginning of year	(1,257,125,438)	(1,256,561,019)	(1,819,080,946)
Change in net unrealized capital losses on bonds
and short-term investments	$350,832,044	$(564,419)	$562,519,927

20

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Components of Net Unrealized Capital Gains on Common and Preferred Stocks

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$1,227,418	$626,865,738	$891,957,177
Gross unrealized capital losses	(3,535,762)	(567,336)	(23,677)
Net unrealized capital gains	(2,308,344)	626,298,402	891,933,500
Balance, beginning of year	626,298,402	891,933,500	937,410,594
Change in net unrealized capital gains on
common and preferred stocks	$(628,606,746)	$(265,635,098)	$(45,477,094)

D. Components of Net Realized Capital Losses

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments	$(69,549,177)	$(138,055,266)	$(142,118,995)
Common stocks - unaffiliated	(500,000)	678,415	(16)
Common stocks - affiliated	711,450,153	4,807,959	—
Preferred stocks - unaffiliated	(200,836)	(1,106,459)	(8,445,735)
Mortgage loans on real estate	(5,311,855)	(9,919,244)	(15,644,478)
Real estate	—	—	(4,074,325)
Derivatives	(176,141,548)	(110,516,046)	(483,933,292)
Other invested assets	22,586,568	33,239,727	86,951,074
Other	15,248,955	—	—
Net realized capital losses	497,582,260	(220,870,914)	(567,265,767)
Tax benefit	65,066	(15,541,260)	(12,108,002)
Net realized capital losses, after tax	497,517,194	(205,329,654)	(555,157,765)
Less: Amounts transferred to IMR	(50,427,980)	(105,042,228)	(109,262,759)
Net realized capital losses, after tax	$547,945,174	$(100,287,426)	$(445,895,006)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments
Sale proceeds	$5,125,686,323	$6,046,287,816	$11,544,979,942
Gross realized capital gains on sales	11,295,373	8,104,587	5,652,309
Gross realized capital losses on sales	(80,855,752)	(146,139,816)	(143,481,440)
Unaffiliated common and preferred stock
Sale proceeds	8,248,727	27,745,931	35,454,986
Gross realized capital gains on sales	—	678,415	2,850
Gross realized capital losses on sales	(700,836)	(1,106,459)	(8,448,603)

Additionally, for the years ended December 31, 2025, 2024 and 2023, there was $601,900, $4,223,668 and ($608,305) of investment (expense) / income generated on 15, 27 and 48 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features or tenders.
21

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department and the New York State Department of Financial Services.
Interest rate, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

22

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Strategies

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $56,468,938 and $157,318,425 respectively. The Company did not have any unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2025			As of December 31, 2024
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate and index swaps	$125,000	$(10,540)	$—	$125,000	$(16,069)	$—
Foreign currency swaps	41,208	4,941	4,486	37,150	8,430	9,075
Replication transactions
Credit default swaps	50,000	1,133	1,138	—	—	—
Interest rate swaps	440,000	(124,381)	60	440,000	(127,971)	60
Other investment and/or Risk Management activities
Interest rate and index swaps, swaptions	447,000	(104,384)	(104,384)	447,000	(80,539)	(80,539)
Macro hedge program	10,918,857	111,104	111,104	10,351,579	74,120	74,120
Total	$12,022,065	$(122,127)	$12,404	$11,400,729	$(142,029)	$2,716

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions to reproduce the investment characteristics of permissible investments.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.
23

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Credit default swaps	$3,800	$2,968	$4,286
Interest rate swaps and swaptions	—	—	(4,673)
Foreign currency swaps	—	1,285	(385)
Macro hedge program	(154,502)	(114,769)	(483,208)
Total	$(150,702)	$(110,516)	$(483,980)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments and liabilities. In addition, the Company may enter into foreign currency swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2025:

December 31, 2025
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]
Investment grade risk exposure	$50,000	$1,133	$1,138	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$50,000	$1,133	$1,138				$—	$—	$—
24

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

As of December 31, 2024, the Company did not enter into any credit default swap contracts.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2025 and 2024 the Company had no losses on derivative instruments due to counterparty nonperformance.

Hedge Accounting

Effective January 1, 2022, the Company designated the hedging relationship described below under SSAP No. 108. The hedged item consists of a portion of the Company's variable annuity block of business, including related minimum benefit guarantees, that is sensitive to interest rate movement. The hedged portion of the block is reviewed on a monthly basis and the hedge effectiveness is measured quarterly based on the ratio of the percentage change in asset interest rate risk (rho) compared to the percentage change in the liability interest rate risk (rho). The related hedging instrument is a portfolio of interest rate derivatives which follows a semi-static hedging strategy. Changes in interest rates impact the present value of the future product cash flows.

The Company will recognize a deferred asset within Other assets or a deferred liability within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, for fluctuations in fair value that do not offset the changes in the liability. The deferred asset or liability will then be amortized over the timeframe required under SSAP No. 108, which is the Macaulay duration of guarantee benefit cash flows, or approximately 8 years.

25

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The hedging strategy is compliant with VM-21 and meets all the criteria to be defined as a clearly defined hedging strategy as required by SSAP No. 108. The Company periodically revises its hedging position to reflect reinsurance transactions entered into. Hedge effectiveness is measured in accordance with SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2025.

Recognition of Gains (Losses) and Deferred Assets and Liabilities

2025
Net deferred balance - beginning of year	$(151,421,777)
Current Year Amortization	(21,850,379)
Current Year Deferred Recognition	48,355,419
Ending Deferred Balance [1-(2+3)]	$(177,926,817)

The net deferred balances will amortize over the next 8 years, as shown below;

Scheduled Amortization
Amortization Year	Deferred assets	Deferred liabilities
2026	(58,293,952)	30,056,201
2027	(58,293,952)	30,056,201
2028	(58,293,952)	30,056,201
2029	(58,293,952)	30,056,201
2030	(53,968,357)	30,056,201
2031	(42,203,544)	23,048,284
2032	(23,567,153)	8,046,128
2033	(6,981,529)	594,157
2034	—	—
Total	$(359,896,391)	$181,969,574
Total Deferred Balance		$(177,926,817)

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. ~~As of~~ December 31, 2025 and 2024The following table discloses the Company’s investment exposure as of December 31, 2025 to any credit concentration risk of a single issuer greater than 10% of the Company’s capital and surplus, other than the U.S. government and certain U.S. government agencies and wholly-owned subsidiaries:

Issuer	Market Value
PIMCO Private Income Fund Onshore Feeder LLC	$180,000,000
PIMCO Commercial Real Estate Debt Fund II Rated Note Vehicle I LP	$146,322,810
AG ABC Structure Note LP (Equity)	$143,258,514
26

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$1,211,277,728	$2,797,682	$(237,831,544)	$976,243,866
-Guaranteed and sponsored - asset-backed	39,747,857	1,486,749	(4,845,644)	36,388,962
All other corporate - excluding asset-backed	7,183,771,858	113,127,435	(757,539,551)	6,539,359,742
All other corporate - asset-backed	2,229,352,904	16,324,730	(39,823,918)	2,205,853,716
Cash equivalents and short-term investments	827,142,569	56,238	—	827,198,807
Cash equivalents and short-term investments affiliated	$600,000,000	$—	$—	$600,000,000
Total bonds, cash equivalents and short-term investments	$12,091,292,916	$133,792,834	$(1,040,040,657)	$11,185,045,093

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,270,985	$813,768	$(3,000,000)	$6,084,753
Common stocks - affiliated				—
Total common stocks	$8,270,985	$813,768	$(3,000,000)	$6,084,753

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$17,853,136	$479,705	$(160,881)	$18,171,960
Total preferred stocks	$17,853,136	$479,705	$(160,881)	$18,171,960

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$807,740,217		$(233,086,862)	$574,653,355
-Guaranteed and sponsored - asset-backed	48,405,296	685,079	(8,290,982)	40,799,393
States, municipalities and political subdivisions	490,670,941	1,306,666	(80,894,597)	411,083,010
International governments	290,803,138	717,944	(32,604,783)	258,916,299
All other corporate - excluding asset-backed	7,057,350,573	87,435,784	(912,222,338)	6,232,564,019
All other corporate - asset-backed	1,970,849,171	12,445,242	(89,005,392)	1,894,289,021
Hybrid securities	122,262,717	718,158	(4,473,017)	118,507,858
Cash equivalents and short-term investments	570,389,479	146,015	—	570,535,494
Cash equivalents and short-term investments affiliated	400,000,000	—	—	400,000,000
Total bonds, cash equivalents and short-term investments	$11,758,471,532	$103,454,888	$(1,360,577,971)	$10,501,348,449
27

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2024	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,771,425	$813,766		$9,585,191
Common stocks - affiliated	1,000,001	625,632,213	—	626,632,214
Total common stocks	$9,771,426	$626,445,979	$—	$636,217,405

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$21,626,294	$459,857	$(607,437)	$21,478,714
Total preferred stocks	$21,626,294	$459,857	$(607,437)	$21,478,714

The statement value and estimated fair value of bonds and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

		Estimated
	Statement	Fair
Maturity	Value	Value
Due in one year or less	$1,669,023,869	$1,665,334,544
Due after one year through five years	2,232,622,669	2,165,812,169
Due after five years through ten years	2,573,951,676	2,505,933,945
Due after ten years	5,092,469,847	4,324,728,011
Total	$11,568,068,061	$10,661,808,669

At December 31, 2025 and 2024, securities with a statement value of $4,458,580 and $4,451,248 were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

Lending Rates	2025	2024
Maximum	7.87%	—%
Minimum	7.02%	—%

The Company did not issue any new commercial mortgage loans in 2025. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 83.45% and 83.45%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loans on real estate total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were impaired loans with related allowances for credit losses of $6,140,000 and $0 respectively; with interest income recognized during the period the loans were impaired of $0 and $0, respectively.

28

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
I. Restructured Debt in which the Company is a Creditor

The Company had no restructured commercial mortgage loans during the year ended December 31, 2025. The Company had one restructured commercial mortgage loans during the year ended December 31, 2024. The loan had a book/adjusted carry value of $5 million and generated a realized capital loss of $656,472. The loans had extensions on the maturity date and no loss was incurred. The Company had two restructured commercial mortgage loans during the year ended December 31, 2023. The loans had extensions on the maturity date and no loss was incurred.

J. Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $9,978,973 and $401,144 for the years ended December 31, 2025 and 2024, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting.

K. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The bilateral agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in Payable for repurchase agreements in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $190,190,711 and $202,976,149 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $181,755,548 with a contractual maturity less than 1 year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $181,755,548 with a maturity date less than 360 days as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $191,040,364 and $208,842,418 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $182,083,180 with a contractual maturity less than 1 year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $182,083,180 with a maturity date less than 360 days as of December 31, 2024.

Reinvested proceeds from repurchase agreements transactions consist of US government and government agency securities and short-term investments. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for repurchase
29

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
agreements, included within the Company's short-term investments, as of December 31, 2025, 2024, and 2023 was $0, with a fair value of $0 and $0, respectively.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $261,228,338 and $144,760,465 respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $297,847,866 and $291,386,675, respectively, as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $13,159,551 and $54,655,000 respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in Collateral on derivatives. The Company accepted securities collateral of $0 and $0 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

L. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with the contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024.

The following tables present amortized cost or statement value, fair value and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024:

As of December 31, 2025	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$294,523	$288,872	$(5,651)	$657,880	$425,699	$(232,181)	$952,403	$714,571	$(237,832)
Guaranteed & sponsored - asset-backed	338	334	(4)	36,782	31,940	(4,842)	37,120	32,274	(4,846)
States, municipalities & political subdivisions	10,490	10,371	(119)	352,421	296,263	(56,158)	362,911	306,634	(56,277)
International governments	51,046	50,138	(908)	99,588	78,672	(20,916)	150,634	128,810	(21,824)
All other corporate - excluding asset-backed	557,532	536,713	(20,819)	4,632,487	3,973,868	(658,619)	5,190,019	4,510,581	(679,438)
All other corporate - asset-backed	367,582	359,907	(7,675)	336,708	304,558	(32,150)	704,290	664,465	(39,825)
Total fixed maturities	1,281,511	1,246,335	(35,176)	6,115,866	5,111,000	(1,004,866)	7,397,377	6,357,335	(1,040,042)
Preferred stocks -unaffiliated	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total stocks	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total securities	$1,282,537	$1,247,361	$(35,176)	$6,123,148	$5,118,282	$(1,004,866)	$7,405,685	$6,365,643	$(1,040,042)
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TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

As of December 31, 2024	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$178,702	$175,217	$(3,485)	$629,038	$399,436	$(229,602)	$807,740	$574,653	$(233,087)
Guaranteed & sponsored - asset-backed	5,791	4,601	(1,190)	41,167	34,066	(7,101)	46,958	38,667	(8,291)
States, municipalities & political subdivisions	34,281	31,709	(2,572)	420,473	342,151	(78,322)	454,754	373,860	(80,894)
International governments	162,342	155,501	(6,841)	95,203	69,439	(25,764)	257,545	224,940	(32,605)
All other corporate - excluding asset-backed	894,540	845,785	(48,755)	5,243,042	4,379,596	(863,446)	6,137,582	5,225,381	(912,201)
All other corporate - asset-backed	206,502	203,074	(3,428)	751,813	666,215	(85,598)	958,315	869,289	(89,026)
Hybrid securities	11,701	11,423	(278)	86,220	82,025	(4,195)	97,921	93,448	(4,473)
Total fixed maturities	1,493,859	1,427,310	(66,549)	7,266,956	5,972,928	(1,294,028)	8,760,815	7,400,238	(1,360,577)
Preferred stocks -unaffiliated	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total stocks	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total securities	$1,494,552	$1,427,985	$(66,567)	$7,281,632	$5,987,015	$(1,294,617)	$8,776,184	$7,415,000	$(1,361,184)

The Company holds no affiliated common stocks as of December 31, 2025. For affiliated common stocks, as of December 31, 2024, the Company directly held 100% of the common stocks of two life insurance subsidiaries, TLA and TIL, reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus at the subsidiaries’ underlying statutory capital and surplus. The following discussion refers to the data presented in the table above, excluding affiliated common stocks.

As of December 31, 2025, fixed maturities, comprised of 2,086 securities, accounted for approximately 100% of the Company’s total unrealized loss amount. The securities were primarily in U.S. government securities, corporate securities in the utility, industrial & financial services sector, and mortgage backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 58% of these securities were depressed less than 20% of amortized cost. The fixed maturities' unrealized losses did not significantly change during 2025.

Most of the securities depressed for twelve months or more relate to U.S. government securities, mortgage backed securities, and corporate securities in the utility, industrial & financial services sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

M. Asset Backed Securities OTTI

For the year ended December 31, 2025, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

31

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
N. 5GI Securities

	Number of 5* Securities		Aggregate Bonds at Carrying Value		Aggregate Fair Value
Investment	2025	2024	2025	2024	2025	2024
(1) Bonds - AC	—	—	$—	$—	$—	$—
(3) Preferred Stock - AC	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000
(4) Preferred Stock - FV	—	—		—		—
(5) Total (1+2+3+4)	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligor is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.

For the exceptions listed, either the required audited financials were received too late for valuation timing or the company is no longer producing them.  All of the required documentation was filed with the SVO and the 5* was assigned by the SVO.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of Hartford Investment Management Company (“HIMCO”), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3     Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

32

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31, 2025 and 2024:

As of December 31, 2025
(Amounts in thousands)		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Preferred stocks - unaffiliated	$—	$2,968	$11,877	$—	$14,845
	Common stocks - unaffiliated	—	—	6,085	—	6,085
	Cash equivalents	523,225	—	—	—	523,225
	Total bonds and stocks	523,225	2,968	17,962	—	544,155
	Derivative assets
	Macro hedge program	2,500	266,178	—	—	268,678
	Total derivative assets	2,500	266,178	—	—	268,678
	Separate Account assets [1]	29,428,518	39,464,010	40,077	—	68,932,605
	Total assets accounted for at fair value	$29,954,243	$39,733,156	$58,039	$—	$69,745,438
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	$—	$53,830	$50,553	$—	$104,383
	Macro hedge program	6,383	151,191	—	—	157,574
	Total liabilities accounted for at fair value	$6,383	$205,021	$50,553	$—	$261,957

[1] Excludes approximately $1.2 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

As of December 31, 2024
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value:
	Preferred stocks - unaffiliated	$—	$10,683	$10,796	$—	$21,479
	Common stocks - unaffiliated	—	—	9,585	—	9,585
	Cash equivalents	491,413	—	—	—	491,413
	Total bonds and stocks	491,413	10,683	20,381	—	522,477
	Derivative assets
	Interest rate derivatives	—	—	—	—	—
	Macro hedge program	4,771	—	143,466	—	148,237
	Total derivative assets	4,771	—	143,466	—	148,237
	Separate Account assets [1]	29,211,193	35,496,138	54,887	—	64,762,218
	Total assets accounted for at fair value	$29,707,377	$35,506,821	$218,734	$—	$65,432,932
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(51,721)	(28,819)	—	(80,540)
	Macro hedge program	—	(55,059)	(14,287)	—	(69,346)
	Total liabilities accounted for at fair value	$—	$(106,780)	$(43,106)	$—	$(149,886)

33

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
[1] Excludes approximately $1.8 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

Bonds, Asset Backed Securities and Stocks

The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.
34

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers.

The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.
35

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans, which are issuer credit obligations. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding described Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Primary inputs for privately traded equity securities are internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding Level 1 and Level 2 measurements, but also may include equity and interest volatility, and swap yield curves beyond observable limits.

Separate Account Assets

Guaranteed Separate Account investments for bonds, stocks, mortgage loans and limited partnerships are valued in the same manner, and using the same pricing sources and inputs, as the invested assets held in the General Account of the Company. Non-guaranteed Separate Account assets are primarily invested in mutual funds but also have investments in bonds, stocks, mortgage loans, limited partnerships and other alternative investments. Non-guaranteed Separate Account investments in mutual funds are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Non-guaranteed Separate Account investments in bonds, stocks mortgage loans, limited partnerships and other alternative investments are generally valued by a third party accounting agent in the same manner using the same independent pricing service as the invested assets held in the General Account of the Company.

36

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

	December 31, 2025
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [6]	Maximum [6]	Weighted Average [2] [6]	Impact of Increase in Input on Fair Value [3]
CMBS [4]	206	Discounted cash flows	Spread	85 bps	85 bps	85 bps	Decrease
Corporate [5]	624,741	Discounted cash flows	Spread	49 bps	775 bps	188 bps	Decrease
ABS	98,887	Discounted cash flows	Spread	72 bps	675 bps	449 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [7]	Maximum [7]	Weighted Average [2] [7]	Impact of Increase in Input on Fair Value [3]
Corporate [5]	770,846	Discounted cash flows	Spread	(3) bps	502 bps	186 bps	Decrease
Short term investments	62,144	Discounted cash flows	Spread	619 bps	1067 bps	694 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]     Decrease for above market rate coupons and increase for below market rate coupons.
[7]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Free Standing Derivatives	Fair Value [1]	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [2]
Interest rate swaptions	67,517	Option model	Interest rate volatility	13.7%	54.6%	Increase
Equity options [3]	(20,377)	Option model	Equity volatility	0.8%	0.9%	Increase

[1]     Includes General Account amounts only, as Separate Account derivative amounts are not significant.
[2]     The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

The tables above exclude the portion of asset-backed securities, collateralized loan obligations, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not
37

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, increases in these inputs would generally cause fair values to decrease. For the years ended December 31, 2025 and 2024, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provide a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2025	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2025
Assets
Preferred stocks - unaffiliated	$10,796	$—	$—	$—	$(6)	$1,287	$(200)	$—	$11,877
Common stocks - unaffiliated	9,585	—	—	—	(3,500)	—	—	—	6,085
Total bonds and stocks	20,381	—	—	—	(3,506)	1,287	(200)	—	17,962
Derivatives
Macro hedge program	129,180	—	(129,180)	—	—	—	—	—	—
Total derivatives [3]	129,180	—	(129,180)	—	—	—	—	—	—
Separate Accounts	54,887	7,689	(12,060)	(336)	837	13,259	(10,419)	(13,781)	40,076
Total assets	$204,448	$7,689	$(141,240)	$(336)	$(2,669)	$14,546	$(10,619)	$(13,781)	$58,038
Liabilities
Derivatives
Interest rate derivatives	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)
Total derivatives [3]	(28,818)	—	—	—	(21,735)	—	—	—	(50,553)
Total liabilities	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

38

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2024	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2024
Assets
Preferred stocks - unaffiliated	$10,097	$—	$—	$—	$6	$693	$—	$—	$10,796
Common stocks - unaffiliated	9,694	—	—	678	41	—	(828)	—	9,585
Total bonds and stocks	19,791	—	—	678	47	693	(828)	—	20,381
Derivatives
Macro hedge program	194,159	—	—	—	(131,480)	66,341		160	129,180
Total derivatives [3]	194,159	—	—	—	(131,480)	66,341	—	160	129,180
Separate Accounts	114,340	422	(8,524)	(570)	404	23,961	(67,904)	(7,243)	54,887
Total assets	$328,290	$422	$(8,524)	$108	$(131,029)	$90,995	$(68,732)	$(7,083)	$204,448
Liabilities
Derivatives
Interest rate derivatives	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)
Total derivatives [3]	(11,127)	—	—	—	(17,691)	—	—	—	(28,818)
Total liabilities	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

39

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below reflect the fair values and admitted values of all assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships).

(Amounts in thousands)	December 31, 2025
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Issuer credit obligations	$7,108,138	$7,983,972	$—	$6,414,684	$693,454	$—	$—
Asset backed securities - unaffiliated	2,547,697	2,578,990	—	2,014,395	533,302	—	—
Asset backed securities - affiliated	102,012	101,189	—	51,702	50,310	—	—
Preferred stocks - unaffiliated	17,853	17,853	—	5,976	11,877	—	—
Common stocks - unaffiliated	6,085	6,085	—	—	6,085	—	—
Mortgage loans	893,146	940,275	—	—	893,146	—	—
Cash, cash equivalents and short-term investments - unaffiliated	967,100	967,043	663,126	303,214	760	—	—
Cash, cash equivalents and short-term investments - affiliated	600,000	600,000	—	—	600,000	—	—
Derivative related assets	275,417	275,251	2,500	272,917	—	—	—
Contract loans	1,516,022	1,516,022	—	—	1,516,022	—	—
Surplus debentures	55,921	56,555	—	55,921	—	—	—
Capital Notes	13,461	12,494	—	13,461	—	—	—
Debt securities without credit enhancement	79,001	79,001	—	79,001	—	—	—
Residual tranches fixed income	139,788	112,924	—	19,244	120,544	—	—
Separate Account assets [1]	68,932,605	68,932,605	29,428,518	39,464,010	40,077	—	—
Total assets	$83,254,246	$84,180,259	$30,094,144	$48,694,525	$4,465,577	$—	$—
Liabilities
Liability for deposit-type contracts	$(95,566)	$(102,315)	$—	$—	$(95,566)	$—	$—
Derivative related liabilities	(397,544)	(262,847)	(6,383)	(340,608)	(50,553)	—	—
Separate Account liabilities	(68,932,605)	(68,932,605)	(29,428,518)	(39,464,010)	(40,077)	—	—
Total liabilities	$(69,425,715)	$(69,297,767)	$(29,434,901)	$(39,804,618)	$(186,196)	$—	$—
[1] Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.2 billion as of December 31, 2025.

40

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$9,439,776	$10,698,503	$—	7,863,405	$1,576,371	$—	$—
Bonds - affiliated	91,036	89,579	—	38,003	53,033	—	—
Preferred stocks – unaffiliated	21,479	21,479	—	10,683	10,796	—	—
Common stocks – unaffiliated	9,585	9,585	—	—	9,585	—	—
Mortgage loans	992,013	1,088,431	—	—	992,013	—	—
Cash and short-term investments - unaffiliated	934,333	934,187	855,210	16,979	62,144	—	—
Cash, cash equivalents and short-term investments - affiliated	400,000	400,000	—	—	400,000	—	—
Derivative related assets	156,668	157,372	—	9,135	143,466	—	—
Contract loans	1,475,217	1,475,217	—	—	1,475,217	—	—
Surplus debentures	45,488	46,125	—	34,887	10,601	—	—
Separate Account assets [1]	64,762,218	64,762,218	29,211,193	35,496,138	54,887	—	—
Total assets	$78,327,813	$79,682,696	$30,066,403	$43,469,230	$4,788,113	$—	$—
Liabilities
Liability for deposit–type contracts	$(102,746)	$(102,746)	$—	$—	$(95,885)	$—	$—
Derivative related liabilities	(293,926)	(149,886)	—	(106,780)	(43,106)	—	—
Separate Account liabilities	(64,762,218)	(64,762,218)	(29,211,193)	(35,496,138)	(54,887)	—	—
Total liabilities	$(65,158,890)	$(65,014,850)	$(29,211,193)	$(35,602,918)	$(193,878)	$—	$—
[1]    Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.8 billion as of December 31, 2024.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

Fair values of liability for deposit-type contracts were estimated using average discounted cash flow calculations and current market interest rates.

The carrying amounts of the Separate Account liabilities approximate their fair values.

At December 31, 2025 and 2024, the Company had no investments where it was not practicable to estimate fair value.

41

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
5. Income Taxes

A.    The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$247,250,601	$16,345,262	$263,595,863
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	247,250,601	16,345,262	263,595,863
	(d)	Deferred tax assets nonadmitted	172,679,563	—	172,679,563
	(e)	Subtotal net admitted deferred tax assets	74,571,038	16,345,262	90,916,300
	(f)	Deferred tax liabilities		38,853,987	38,853,987
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$74,571,038	$(22,508,725)	$52,062,313

2				2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	50,129,983	1,932,330	52,062,313
		(1) DTAs expected to be realized after the balance sheet date	50,129,983	1,932,330	52,062,313
		(2) DTAs allowed per limitation threshold	XXX	XXX	197,912,093
	(c)	DTAs offset against DTLs	24,441,055	14,412,932	38,853,987
	(d)	DTAs admitted as a result of application of SSAP No. 101	$74,571,038	$16,345,262	$90,916,300

3	(a)	Ratio % used to determine recovery period and threshold limitations	796%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,319,413,952

4			2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$247,250,601	$16,345,262
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$74,571,038	$16,345,262
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.6%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2024
			Ordinary	Capital	Total
	(a)	Gross DTA	$240,597,867	$7,165,253	$247,763,120
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	240,597,867	7,165,253	247,763,120
	(d)	Deferred tax assets nonadmitted	107,426,589	—	107,426,589
	(e)	Subtotal net admitted deferred tax assets	133,171,278	7,165,253	140,336,531
	(f)	Deferred tax liabilities	6,187,906	53,752,802	59,940,708
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$126,983,372	$(46,587,549)	$80,395,823

42

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2				2024
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	76,759,410	3,636,413	80,395,823
		(1) DTAs expected to be realized after the balance sheet date	76,759,410	3,636,413	80,395,823
		(2) DTAs allowed per limitation threshold	XXX	XXX	248,920,801
	(c)	DTAs offset against DTLs	56,411,868	3,528,840	59,940,708
	(d)	DTAs admitted as a result of application of SSAP No. 101	$133,171,278	$7,165,253	$140,336,531

3	(a)	Ratio % used to determine recovery period and threshold limitation	934%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,659,472,009

4			2024
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$240,597,867	$7,165,253
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$133,171,278	$7,165,253
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.7%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				Change During 2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$6,652,734	$9,180,009	$15,832,743
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	6,652,734	9,180,009	15,832,743
	(d)	Deferred tax assets nonadmitted	65,252,974	—	65,252,974
	(e)	Subtotal net admitted deferred tax assets	(58,600,240)	9,180,009	(49,420,231)
	(f)	Deferred tax liabilities	(6,187,906)	(14,898,815)	(21,086,721)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(52,412,334)	$24,078,824	$(28,333,510)

2				Change During 2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(26,629,427)	(1,704,083)	(28,333,510)
		(1) DTAs expected to be realized after the balance sheet date	(26,629,427)	(1,704,083)	(28,333,510)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(51,008,708)
	(c)	DTAs offset against DTLs	(31,970,813)	10,884,092	(21,086,721)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(58,600,240)	$9,180,009	$(49,420,231)

3	(a)	Ratio % used to determine recovery period and threshold limitation	(138)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(340,058,057)

43

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
44

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

4			Change During 2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$6,652,734	$9,180,009
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(58,600,240)	$9,180,009
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(0.1)%	—%

B.     DTLs are not recognized for the following amounts:

Not Applicable.

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax expense are as follows:
			2025	2024	Change
	(a)	Federal	$70,131,201	$(10,501,277)	$80,632,478
	(b)	Foreign	—	—	—
	(c)	Subtotal	70,131,201	(10,501,277)	80,632,478
	(d)	Federal income tax on net capital gains	65,066	(15,541,260)	15,606,326
	(e)	Utilization of capital loss carryforwards		—	—
	(f)	Other		—	—
	(g)	Federal and foreign income taxes incurred	$70,196,267	$(26,042,537)	$96,238,804

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2025	2024	Change
	DTA: Ordinary
	Policyholder Reserves	$182,563,766	$160,316,504	$22,247,262
	Deferred acquisition costs	56,120,626	43,432,788	12,687,838
	Compensation and benefits	1,140,405	287	1,140,118
	Investments	4,344,734	—	4,344,734
	Net operating loss carryforward		23,066,996	(23,066,996)
	Tax credit carryforward		10,533,841	(10,533,841)
	Other	3,081,070	3,247,451	(166,381)
	Subtotal: DTA ordinary	247,250,601	240,597,867	6,652,734
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	247,250,601	240,597,867	6,652,734
	Nonadmitted ordinary DTA	172,679,563	107,426,589	65,252,974
	Admitted ordinary DTA	74,571,038	133,171,278	(58,600,240)

DTA: Capital
Investments	5,400,926	7,165,253	(1,764,327)
Capital loss carryforward	10,944,336	—	10,944,336
Subtotal: DTA capital	16,345,262	7,165,253	9,180,009
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	16,345,262	7,165,253	9,180,009
Nonadmitted capital DTA	—		—
Admitted capital DTA	16,345,262	7,165,253	9,180,009
Total Admitted DTA	$90,916,300	$140,336,531	$(49,420,231)
45

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
46

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

DTL: Ordinary
Investments		$5,722,037	$(5,722,037)
Policyholder reserves		465,869	(465,869)
Gross DTL ordinary	—	6,187,906	(6,187,906)
DTL: Capital
Investments	38,853,987	53,752,802	(14,898,815)
Gross DTL capital	38,853,987	53,752,802	(14,898,815)
Total DTL	38,853,987	59,940,708	(21,086,721)
Net adjusted DTA/(DTL)	$52,062,313	$80,395,823	$(28,333,510)
Adjust for the change in deferred tax on unrealized gains (losses)			(21,536,769)
Adjust for the change in nonadmitted deferred tax			65,252,974
Other adjustments
Adjusted change in net deferred Income Tax			$15,382,695

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2025	income	2024	income	2023	income
	Tax effect	$804,369,002	Tax effect	$505,103,980	Tax effect	$90,970,168
Statutory tax	$168,917,490	21.00%	$106,071,836	21.00%	$19,103,735	21.00%
Tax preferred investments	(12,498,932)	(1.55)%	(16,011,938)	(3.17)%	(17,443,389)	(19.17)%
Affiliated dividends	(1,794,660)	(0.22)%	(57,750,000)	(11.43)%	(19,908,000)	(21.88)%
VA hedge losses reported in surplus	(15,588,291)	(1.94)%	(25,249,269)	(5.00)%	(5,807,449)	(6.38)%
Interest maintenance reserve	31,421,468	3.91%	(23,001,653)	(4.55)%	(32,150,963)	(35.34)%
Removal of subsidiary	(148,875,543)	(18.51)%	—	—%	—	—%
Prior period adjustment	(185,967)	(0.02)%	369,078	0.07%	641,987	0.71%
SSAP 108	10,908,330	1.36%	22,240,474	4.40%	(3,530,268)	(3.88)%
Change in deferred tax on non-admitted assets	(48,029)	(0.01)%	(31,162)	(0.01)%	683,186	0.75%
Deferred gain	32,983,292	4.10%	—	—%	—	—%
Foreign related investments	(2,040,388)	(0.25)%	(2,060,197)	(0.41)%	(2,078,941)	(2.29)%
Amortization of inception gain	(4,396,527)	(0.55)%	(4,001,300)	(0.79)%	(4,001,300)	(4.40)%
All other	(3,988,671)	(0.50)%	(260,393)	(0.05)%	76,227	0.07%
Total statutory income tax	54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%
Federal and foreign income taxes incurred	70,196,267	8.73%	(26,042,537)	(5.16)%	(34,626,869)	(38.06)%
Change in net deferred income taxes	(15,382,695)	(1.91)%	26,358,013	5.22%	(29,788,306)	(32.75)%
Total statutory income tax	$54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%

E.     Operating loss and tax credit carryforwards and protective tax deposits

1.    At December 31, 2025, the Company had $0 of net operating loss carryforwards, $0 of foreign tax credit carryovers, and $52,115,886 of capital loss carryforwards which expire 2030.

2.    The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2025	$—
2024	$—
2023	$—

3.    The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025.
47

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

F.     Consolidated Federal Income Tax Return

1.    For the period ended July 1, 2025, the Company's federal income tax return was included in a consolidated tax return with its former direct parent, TR Re, Ltd. and TR Re's subsidiaries.
The Company will file a stand alone federal income tax return for the period July 2, 2025 - December 31, 2025.

2.Federal Income Tax Allocation
    For the period ended December 31, 2025, the allocation of tax was subject to a written agreement with the Company's former direct parent, TR Re, Ltd.

G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

Not Applicable.

H.     Repatriation Transition Tax (RTT)

Not Applicable.

I.     Alternative Minimum Tax (AMT) Credit

Not Applicable.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $330,945,261 and $212,893,157 respectively, as of December 31, 2025 and $379,802,153 and $132,234,205 respectively, as of December 31, 2024. The amount of funds held by or deposited with reinsured companies were $1,889,605,649 and $0 in 2025 and 2024, respectively.

48

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The effect of reinsurance as of and for the years ended December 31, 2025, 2024 and 2023, respectively, is summarized as follows:

2025	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,035,478,877	$9,910,450,192	$(6,866,571,656)	$16,079,357,413
Liability for deposit-type contracts	1,823,038,126	8,871,485	(1,729,594,279)	102,315,332
Policy and contract claim liabilities	515,526,007	1,046,054	(127,571,649)	389,000,412
Premium and annuity considerations	891,399,589	30,620,073,457	5,118,808,556	36,630,281,602
Annuity benefits	495,899,933	244,702,297	(302,465,345)	438,136,885
Death, disability and other benefits	1,034,365,472	943,367	(274,138,481)	761,170,358
Surrenders and other fund withdrawals	3,467,270,390	3,629,753,865	(3,271,745,633)	3,825,278,622

2024	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,611,764,450	$7,703,829,719	$(7,869,047,857)	$13,446,546,312
Liability for deposit-type contracts	2,127,474,748	—	(2,024,728,424)	102,746,324
Policy and contract claim liabilities	489,688,077	1,284,736	(234,868,076)	256,104,737
Premium and annuity considerations	860,119,152	678,191,431	(1,392,994,595)	145,315,988
Annuity benefits	515,181,364	131,565,131	(362,818,039)	283,928,456
Death, disability and other benefits	915,079,708	499,625	(357,401,021)	558,178,312
Surrenders and other fund withdrawals	3,802,186,733	2,837,118,040	(3,930,561,132)	2,708,743,641

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,208,511,796	$8,126,479,430	$(8,364,298,448)	$13,970,692,778
Liability for deposit-type contracts	2,350,836,319	—	(2,239,729,676)	111,106,643
Policy and contract claim liabilities	482,611,811	1,099,989	(237,755,297)	245,956,503
Premium and annuity considerations	903,410,180	761,984,581	(1,514,084,023)	151,310,738
Annuity benefits	529,234,225	91,726,616	(346,344,200)	274,616,641
Death, disability and other benefits	1,119,448,314	992,423	(508,185,382)	612,255,355
Surrenders and other fund withdrawals	4,245,622,894	2,075,605,449	(4,121,691,675)	2,199,536,668

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

As of December 31, 2025, the Company has three reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $4.7 billion for Massachusetts Mutual Life Insurance Company offset by $4.7 billion of market value of assets held in trust, for a net exposure of $0, reserve credits totaling $2.4 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.4 billion and reserve credits totaling $2.3 billion for Commonwealth Annuity and Life Insurance Company offset by $2.3 billion of market value of assets held in trust, for a net exposure of $0. As of December 31, 2024, the Company had four reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations which were actively monitored are as follows: reserve credits totaling $5.3 billion for Massachusetts Mutual Life Insurance Company offset by $4.9 billion of market value of assets held in trust, for a net exposure of $0.4 billion, reserve credits totaling $2.5 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.5 billion, reserve credits totaling $2.6 billion for Commonwealth Annuity and Life Insurance Company offset by $2.6 billion of market value of assets held in trust, for a net exposure of $0 and reserve credits totaling $0.6 billion for TR
49

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Re offset by $0.7 billion of market value of assets held in trust, for a net exposure of $0. Additionally, the Company has liabilities for funds held under coinsurance with multiple reinsurers of $130,711,211 and $301,025,342 as of December 31, 2025 and 2024, respectively. The liabilities are included as a component of Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $5,048,554 in 2025, a decrease of $164,988 from the 2024 balance of $5,213,542. The total amount of reinsurance credits taken for this agreement were $6,390,574 in 2025, an decrease of $208,846 from the 2024 balance of $6,599,420.

On December 1, 2025, the Company entered into and closed on a reinsurance agreement with Metropolitan Life Insurance Company to reinsure $10 billion in variable annuity liabilities, comprised of general account funds withheld coinsurance reserves of $1.6 billion and separate account modified coinsurance reserves of $8.4 billion.  The Company paid a ceding commission of $313 million and recognized a deferred gain on reinsurance on this transaction totaling $157 million in Surplus, after tax, which will be amortized into income on a straight-line basis over 9 years.  The initial IMR assumed in the transaction was immaterial.

As a result of the Company entering into a reinsurance agreement with The Guardian Insurance & Annuity Company, Inc. in 2022, the Company recognized a deferred gain on reinsurance totaling $73.5 million, after tax, which is being amortized on a straight line basis over 9 years. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $8.2 million in 2025, 2024 and 2023, respectively. As part of this transaction, the Company assumed administration of the 40,710 variable annuity contracts in 2024 that comprise this block.

In 2018, the Company entering into a reinsurance agreement with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $174 million, after tax, was deferred and the remaining unamortized amount is included in surplus as a component of Unassigned Funds on the Company’s Statements of Liabilities, Surplus and Other Funds, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $10.9 million in 2025, 2024, and 2023, respectively.

The Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America (“Allianz”), which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company assumed 100% of a certain block of fixed indexed annuities and 5% of another block of fixed indexed annuities on a coinsurance basis. Under the terms of the reinsurance agreement, the Company will pay Allianz an expense allowance to continue to administer the reinsured business. In addition, under the reinsurance agreement, Allianz will perform hedging services on behalf of the Company and will purchase options to hedge the associated market risks for the underlying reserves. The Company will pay Allianz an upfront cost for the options contract and will receive an index credit payoff at the end of such options contract. The Company will record the outstanding balances related to such options through funds held by or deposited with reinsured companies.
50

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

B. Reinsurance with Affiliates

The Company entered into an affiliated retrocession agreement with its affiliate, TR Re, an unauthorized reinsurer, which was effective October 1, 2022, and implemented December 30, 2022. Pursuant to such retrocession agreement, the Company retroceded, on a modified coinsurance (“Modco”) basis, 75% of fixed indexed annuities that it assumed pursuant to a reinsurance contract which was effective October, 2021 and implemented December, 2021, and a reinsurance contract entered into in July, 2022 with an unaffiliated insurer. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling approximately $6.0 billion (offset by Modco ceded adjustments). Related interest maintenance reserve amortization will be included in the quarterly reinsurance settlement. TR Re will pay a ceding commission during the period starting January 1, 2023, to December 1, 2029. As a result of the transaction, the Company recognized no material change to surplus.

On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded recaptured insurance reserves totaling $537 million previously ceded on a coinsurance funds withheld basis, interest maintenance reserve balances totaling $188 million, and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $726 million. The Company also recorded negative ceded premiums totaling $6.2 billion, partially offset by reserve adjustments on reinsurance of $5.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $30 million (before tax).

On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TLA (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company assumed certain variable annuity and payout reserves from TLA. As a result, the Company recorded insurance reserves totaling $1.1 billion assumed on a coinsurance basis and IMR balances totaling approximately $21 million. The Company also recorded assumed premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves assumed on a modified coinsurance basis. Additionally, the Company paid a ceding commission of $300 million (before tax) to TLA and recorded an after-tax loss of $237 million.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and dividend payments. In 2025, substantially all general insurance expenses related to the affiliates, including rent and benefit plan expenses, are initially paid by the Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $71,506,827 and $40,480,763, respectively, as receivables from parent, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. The Company reported no payables to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements.

Effective March 31, 2025, TL entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TLA) lending and borrowing amount permitted under the agreement for the Company is $1 billion.

On December 31, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On December 31, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On November 17, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.
51

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On September 30, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest.

On September 30, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On March 31, 2025, TL loaned $100 million to TFG per the cash management agreement. The interest rate of this loan was 4.9169% and the maturity date was July 9, 2025. On June 5, 2025, this loan was repaid plus accrued interest.

Effective September 21, 2022, TL entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, Talcott Life Re, Ltd ("TLR") and Talcott Life & Annuity Re, Ltd ("TLAR"). TL may lend a total of $500 million in aggregate to the affiliates. TL may also borrow a total of $1.5 billion consisting of $500 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025, and all outstanding loans at the time were repaid.

On December 24, 2024, TL received a dividend of $275,000,000 from TLA., the Company's subsidiary.
On December 23, 2024, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 22, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 5, 2024, TL loaned $150 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 4, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 27, 2023, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.26% and the maturity date was December 26, 2024. On September 13, 2024, TR Re partially repaid $100M plus accrued interest. On December 5, 2024, TR Re repaid $150 M plus accrued interest.

On September 22, 2023, TL loaned $50 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.12% and the maturity date is September 21, 2024. The loan including accrued interest was repaid on September 13, 2024.

Two extraordinary non-cash dividends in the amount of $9 million and $723 million were distributed by the Company on July 1, 2025 to its parent at the time, TR Re, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc. and TLA, respectively.

On February 11, 2025, the Company requested approval from the Department for an extraordinary dividend totaling $125,000,000 to its parent at the time, TR Re. Permission was received on March 4, 2025, and the dividend was paid on March 11, 2025.

On September 29, 2025, TLI contributed capital in cash to TL totaling $375 million.

In July 2025, the Company contributed 100% of the issued and outstanding shares of its subsidiary Talcott Resolution International Life Reassurance Corporation (“TIL”), valued at $13 million, to TLA. The investment in TIL is non admitted since TIL is not audited.

In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary.
52

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On June 27, 2024, TL declared and accrued a return of capital of $571,000,000 to TR Re, Ltd. ("TR Re"), the Company's parent. TL paid the return of capital on July 11, 2024.

On December 29, 2023, the Company received approval from the Department to transfer ownership of American Maturity Life Insurance Company (“AML”) to Talcott Resolution Life Inc. ("TLI"). In an agreement effective January 1, 2024, TL sold AML to TLI for a value of $16 million.

After receiving permission from the Department, on December 29, 2023, TL received a return of capital of $36,000,000 from AML, the Company's subsidiary.

On July 6, 2023, TL paid a dividend of $575,000,000 to TR Re, the Company's parent.

On July 6, 2023, TL received a dividend of $94,800,000 from TLA, the Company's subsidiary.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 6, 8, and 13.

53

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial.

As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period.

The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial.

The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024.

9. Debt

A.FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank ("FHLB") of Boston. Membership allows the     Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3% and 4% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $342,869,066 and $434,966,958, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

54

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
2. FHLB Capital Stock
a. Aggregate Totals

1.As of December 31, 2025

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$342,869,066	$342,869,066	$—

2. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock		—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	$—
f.	Actual or estimated borrowing capacity as determined by the insurer	$434,966,958	$434,966,958	$—
        b. Membership Stock (Class A and B) Eligible for Redemption

			Eligible for Redemption
Membership Stock	1. Current Period Total (2+3+4+5+6)	2. Not Eligible for Redemption	3. Less Than 6 Months	4. 6 Months to Less than 1 Year	5. 1 to Less than 3 Years	6. 3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	5,000,000	5,000,000	—	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2025

		1 Fair Value	2 Carrying Value	3 Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$376,097,806	$399,782,977	$—
2	Current Year General Account: Total Collateral Pledged	376,097,806	399,782,977	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	293,205,498	326,084,877	—

55

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$398,172,978	$430,281,603	$—
1	Current Year General Account Maximum Collateral Pledged	398,172,978	430,281,603	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	300,251,206	333,115,535	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

     The Company had no borrowings from the FHLB as of December 31, 2025.

c. FHLB - Prepayment Obligations

        The Company does not have any prepayment obligations as of December 31, 2025.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer’s earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For dividends paid in 2025, see Note 7. The Company paid no dividends in 2024. With respect to dividends to its parent, the Company’s dividend limitation under the holding company laws of Connecticut is $186,227,558 in 2026.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2025	2024
Unrealized capital gains (losses), gross of tax	$(426,239,780)	$353,075,428
Separate Account expense allowance	205,002,353	161,741,882
Nonadmitted asset values	(178,129,452)	(125,776,505)
Asset valuation reserve	(228,965,957)	(250,517,374)

11. Separate Accounts

The Company maintained Separate Account assets totaling $70,121,473,179 and $66,608,458,521 as of December 31, 2025 and 2024, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business including individual and group variable annuities, variable life, variable universal life, group fixed annuities and modified guarantee contracts product lines.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported
56

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company’s Separate Account statement included legally insulated assets of $69,648,776,690 and $66,089,255,206, respectively, and not legally insulated assets of $472,696,486 and $519,203,315, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Accounts reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $65,313,986,635 and $62,643,023,527 of non-guaranteed Separate Account reserves and $615,224,298 and $671,517,221 of guaranteed Separate Account reserves as of December 31, 2025 and 2024, respectively. As of December 31, 2025, the General Account of the Company had a maximum guarantee for Separate Account liabilities of $234,378,337. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $1,180,407 in 2025. As of December 31, 2025, the General Account of the Company had paid no Separate Account guarantees.

Separate Account fees, net of minimum guarantees, were $957,218,473, $935,566,462 and $890,326,326 for the years ended December 31, 2025 and 2024 and 2023, respectively, and are recorded as a component of Fee Income on the Company’s Statements of Operations.

An analysis of the Separate Account reserves as of December 31, 2025 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
1. Premium considerations or deposits for the
year ended December 31, 2025	$—	$—	$0	$1,536,545,901	$1,536,545,901
Reserves at year-end:
2. For accounts with assets at:
a. Fair value	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
b. Amortized cost	—	—	—	—	—
c. Total reserves	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
3. By withdrawal characteristics:
a. Subject to discretionary withdrawal	$—	$—	$—	$—	$—
1. With market value adjustment	—	222,363,568	158,482,393	32,999,779,352	33,380,625,313
2. At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	24,109,071,050	24,109,071,050
4. At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	7,988,482,630	7,988,482,630
5. Subtotal	—	222,363,568	158,482,393	65,097,333,032	65,478,178,993
b. Not subject to discretionary withdrawal	—	—	234,378,337	216,653,603	451,031,940
c. Total	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933

Below is a reconciliation of Net Transfers from Separate Accounts:

57

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

	December 31,	December 31,	December 31,
	2025	2024	2023
1. Transfers as reported in the Summary of Operations of the Separate Account Statement
a. Transfer to Separate Accounts	$949,122,802	$913,070,206	$871,909,031
b. Transfer from Separate Accounts	3,031,369,178	3,059,737,292	3,412,312,352
c. Net Transfer to/(from) Separate Accounts (a) - (b)	(2,082,246,376)	(2,146,667,086)	(2,540,403,321)
2. Reconciling adjustments:
Internal exchanges and other Separate Account activity	9,915,145	(9,887,460)	20,121,935
3. Transfers as reported in the Summary of Operations of the Life, Accident & Health
Annual Statement (1c) + 2	$(2,072,331,231)	$(2,156,554,546)	$(2,520,281,386)
12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident.

Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action.
58

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid/(received) guaranty fund assessments of $1,021,000,$1,511,515 and $39,158 in 2025, 2024, and 2023, respectively, of which $0, $1,029,729 and $0 in 2025, 2024, and 2023, respectively, increased the creditable amount against premium taxes. The Company had guaranty fund receivables of $1,366,378, $1,360,742 and $331,013 as of December 31, 2025, 2024 and 2023, respectively.

C. Contingent Commitments

At December 31, 2025 and 2024, the Company has outstanding commitments totaling $995,631,524 and $647,660,627, respectively, of which $436,651,265 and $342,322,699, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $6,497,494 and $23,336,179, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $552,482,765 and $282,001,749 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively.

Detail of Other Contingent Commitments.

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
1. In 1997, TL guaranteed the obligations of TLA with respect to life, accident and health insurance and annuity contracts. The guarantee was issued to provide an increased level of security to potential purchasers of TLA products. As of December 31, 2025 and 2024, no liability was recorded for this guarantee, as TLA was able to meet these policyholder obligations.	$—	Increase in Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.
Total	$—		Unlimited

(1) There is no limit on the Company’s guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.
D. Leases
59

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Transactions include rental facilities and equipment. Rent paid by the Company to Nassau Life Insurance Company for its share of space occupied and equipment used by Talcott Resolution's life insurance companies was $710,686, $790,545 and $527,357 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial.

The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

On December 30, 2025, the Company executed a funding agreement with a special purpose vehicle for $400 million, with an effective date of January 7, 2026, when the initial funding occurred.  The funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes.  The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the effective date.

On February 2, 2026, the Company received a $250 million pay down of the $300 million cash management loan to TLI. See Note 7. Related Party Transactions for further detail on the loan.

On March 2, 2026, the Company requested approval from the Department for an extraordinary dividend totaling $250 million to its parent TLI. Permission was received on March 12, 2026, and the dividend was paid on March 20, 2026.

The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.
60

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

14. Reconciliation Of December 31, 2025 Annual Report to the Connecticut Department to These Statutory-Basis Financial Statements

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2025 Annual Statement and amounts reported in the accompanying financial statements.

December 31, 2025	Admitted Assets	Liabilities	Surplus	Net Income

Per Annual Statement	$89,501,993,110	$88,084,274,008	$1,417,719,102	$734,172,732

Adjustments for:
Reinsurance transaction settlement statement true-up	1,775,555	48,018,392	(46,242,837)	—

Per audited financial statements	$89,503,768,665	$88,132,292,400	$1,371,476,265	$734,172,732

The 2025 adjustment presented herein is related to timing of the receipt of the final transaction settlement statement for the MetLife reinsurance transaction.

61

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Investment income earned:
U.S. government bonds	$31,585,284
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	418,019,432
Bonds of affiliates	7,572,791
Preferred stocks (unaffiliated)	1,642,617
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	280,386
Common stocks of affiliates	8,546,001
Mortgage loans	45,516,848
Real estate	—
Contract loans	94,583,888
Cash, cash equivalents and short-term investments	50,642,864
Derivative instruments	(23,452,777)
Other invested assets	81,623,278
Aggregate write-ins for investment income	6,249,596
Gross investment income	722,810,208
Less: Investment expenses	22,971,669
Less: Interest expenses	—
Net investment income	$699,838,539

Real estate owned - book value less encumbrances:	$—

Mortgage loans - book value:
Farm mortgages	$—
Single family residential mortgages	—
Mezzanine mortgages	—
Commercial mortgages	940,275,070
Total mortgage loans	$940,275,070

Mortgage loans by standing - book value:
Good standing	$940,275,070
Good standing with restructured terms	—
Interest overdue more than 90 days	—
Not in foreclosure	—
Foreclosure in process	—

Other long-term assets - statement value:	$883,175,280

Collateral loans:	$—

Bonds and stock of parent, subsidiaries and affiliates - book value:
Bonds	$101,188,712
Preferred stocks	—
Common stocks	6,042,931

Bonds, cash equivalents and short-term investments by class and maturity:
By maturity - statement value
Due within one year or less	$1,669,023,870
Over 1 year through 5 years	2,232,622,669
Over 5 years through 10 years	2,573,951,676
Over 10 years through 20 years	1,830,967,876
Over 20 years	3,261,501,971
No maturity date	—
Total by maturity (1)	$11,568,068,062

62

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

By class - statement value
Class 1	$7,001,434,096
Class 2	3,849,471,472
Class 3	675,026,465
Class 4	13,825,230
Class 5	28,308,893
Class 6	1,906
Total by class (1)	$11,568,068,062

Total publicly traded	$7,240,878,477
Total privately placed	4,327,189,585
Total by major type (1)	$11,568,068,062

(1) Excludes money market investments of $523,224,847 that have not been rated by the SVO and/or have not received exempt status.

Investment balances:
Preferred stocks - statement value	$17,853,136
Common stocks - statement value	6,084,753
Short-term investments - statement value	649,187,067
Options, caps, floors, collars, swaps and forwards open - statement value	12,404,115
Futures open - fair value	(3,883,151)
Cash on deposit	139,900,982
Cash equivalents	777,955,502

Life insurance in force (in thousands):
Industrial	$—
Ordinary	49,211,813
Credit life	—
Group life	46,848,053

Amount of accidental death insurance in force under (in thousands):
Ordinary policies	$16,733

Policies with disability provisions in force (in thousands):
Industrial	$—
Ordinary	453,767
Credit life	—
Group life	178,115

Supplemental contracts in force:
Ordinary - not involving life contingencies
Amount on deposit	$—
Income payable	—
63

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE II - SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

Ordinary - involving life contingencies
Amount on deposit	$—
Income payable	779,332

Group - not involving life contingencies
Amount on deposit	$—
Income payable	—

Group - involving life contingencies
Amount on deposit	$—
Income payable	—

Annuities:
Ordinary:
Immediate - amount of income payable	$298,002,560
Deferred fully paid: account balance	36,879,612,103
Deferred not fully paid: account balance	7,953,546

Group:
Immediate - amount of income payable	$176,342,534
Deferred fully paid: account balance	376,059,160
Deferred not fully paid: account balance	19,586,188,378

Accident and health insurance-premiums in force:
Group	$—
Credit	—
Other	297

Deposit funds and dividend accumulations:
Deposit funds - account balance	$7,396,852
Dividend accumulations - account balance	—

Claim payments (in thousands):
Group accident and health
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

64

Other accident and health
2025	$—
2024	9
2023	—
2022	—
2021	—
Prior	—

Other coverages that use development methods to calculate claim reserves
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

65

		Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

	Investment Categories	Amount	Percentage	Amount	Percentage
1	Issuer Credit Obligations
	1.01 U.S. Government Obligations	$1,211,277,728	7.4	$1,211,277,728	7.4
	1.02 All Other Government Obligations	—	0.0	—	0.0
	1.03 Non-U.S. Sovereign Jurisdiction Securities	373,109,027	2.3	373,109,027	2.3
	1.04 Municipal Bonds - General Obligations (Direct & Guaranteed)	37,967,982	0.2	37,967,982	0.2
	1.05 Municipal Bonds - Special Revenue	363,634,342	2.2	363,634,342	2.2
	1.06 Project Finance Bonds Issued By Operating Entities	141,891,328	0.9	141,891,328	0.9
	1.07 Corporate Bonds	5,439,444,644	33.4	5,439,444,644	33.4
	1.08 Mandatory Convertible Bonds	—	0.0	—	0.0
	1.09 Single Entity Backed Obligations	57,821,485	0.4	57,821,485	0.4
	1.10 SVO-Identified Bond Exchange Traded Funds - Fair Value	—	0.0	—	0.0
	1.11 SVO-Identified Bond Exchange Traded Funds - Systematic Value	—	0.0	—	0.0
	1.12 Bonds Issued By Funds Representing Operating Entities	358,825,044	2.2	358,825,044	2.2
	1.18 Total Issuer Credit Obligations	7,983,971,579	49.1	7,983,971,579	49.1
2	Asset-backed securities
	2.01 Asset-backed Securities, Financial Asset-backed Securities - Self Liquidating	2,563,645,991	15.7	2,563,645,991	15.7
	2.02 Asset-backed Securities, Financial Asset-backed Securities - Not Self-liquidating	45,644,557	0.3	45,644,557	0.3
	2.03 Asset-backed Securities, Non-financial Asset-backed Securities	70,888,220	0.4	70,888,220	0.4
	2.04 Total Asset-backed Securities	2,680,178,768	16.5	2,680,178,768	16.5
3	Preferred Stocks
	3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated)	17,853,136	0.1	17,853,136	0.1
	3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates	—	0.0	—	0.0
	3.03 Total Preferred Stocks	17,853,136	0.1	17,853,136	0.1
4	Common stocks
	4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated)	2	0.0	2	0.0
	4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated)	6,084,751	0.0	6,084,751	0.0
	4.03 Total Common Stocks	6,084,753	0.0	6,084,753	0.0
5	Mortgage Loans
	5.01 Farm Mortgages	—	0.0	—	0.0
	5.02 Residential Mortgages	—	0.0	—	0.0
	5.03 Commercial Mortgages	946,415,070	5.8	946,415,070	5.8
	5.04 Mezzanine Real Estate Loans	—	0.0	—	0.0
	5.05 Total Valuation Allowance	(6,140,000)	0.0	(6,140,000)	0.0
	5.06 Total Mortgage Loans	940,275,070	5.8	940,275,070	5.8
6	Real Estate
	6.01 Properties Occupied by Company	—	0.0	—	0.0
	6.02 Properties Held for Production of Income	—	0.0	—	0.0
	6.03 Properties Held for Sale	—	0.0	—	0.0
	6.04 Total Real Estate	—	0.0	—	0.0
7	Cash, Cash Equivalents, and Short-Term Investments::
	7.01 Cash	139,900,982	0.9	139,900,982	0.9
	7.02 Cash Equivalents	777,955,502	4.8	777,955,502	4.8
	7.03 Short-Term Investments	649,187,067	4.0	649,187,067	4.0
	6.04 Total Cash, Cash Equivalents, and Short-Term Investments	1,567,043,551	9.6	1,567,043,551	9.6
8	Contract Loans	1,516,022,125	9.3	1,516,022,125	9.3
9	Derivatives	275,251,377	1.7	275,251,377	1.7
10	Other Invested Assets	883,175,280	5.4	883,175,280	5.4
11	Receivables for Securities	102,527,296	0.6	102,490,851	0.6
12	Securities Lending	—	0.0	—	0.0
13	Other Invested Assets	304,822,445	1.9	304,822,445	1.9
14	Total Invested Assets	$16,277,205,380	100.0	$16,277,168,936	100.0

66

67

68

69

70

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES
DECEMBER 31, 2025

71

Reinsurance Credit

1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791.
2. The Company has 6 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases.
3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact.
4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R.
5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP.
6. Not applicable.

PART C
OTHER INFORMATION
ITEM 27.EXHIBITS

(a)(1)
Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(a)(2)
Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(b)	Not applicable.

(c)(1)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(c)(2)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(d)	Form of Group Annuity Contract incorporated by reference to Post-Effective Amendment No. 17, to the Registration Statement File No. 333-145655, filed on April 30, 2020.

(e)	Form of the Application incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(f)(1)	Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.

(f)(2)	Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.

(g)(1)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.

(g)(2)	Reinsurance Agreement dated as of December 31, 2020, is incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement No. 3333-145655 filed on April 30, 2021.

(h)(1)	The Dreyfus Corporation incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(h)(2)	Fidelity Distributors Corporation incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(h)(3)	Franklin Templeton Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(h)(4)	Hartford Securities Distribution Company, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(h)(4)(i)	Amendment Nos. 1 and 2. Incorporated by reference to Post-Effective Amendment No. 54, to the Registration Statement File No. 333-72042, filed on September 22, 2015.

(h)(5)	Invesco — distributed by A I M Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(h)(6)	Janus Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(h)(7)	MFS Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(h)(8)	Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.

(h)(9)	American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(h)(10)	Calvert Asset Management Company, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(h)(11)	DWS Scudder Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(h)(12)	HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.

(h)(13)	Lincoln Financial Distributors Inc. incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-145 655, filed on April 30, 2025.

(i)(1)	Administrative Services Agreement dated as of December 31, 2020, is incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement No. 3333-145655 filed on April 30, 2021.

(j)	Not applicable.

(k)	Opinion and Consent of Elaina Ditillo, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11 is filed herewith.

(l)(1)	Consent of Deloitte & Touche LLP (Hartford, CT) is filed herewith.

(l)(2)	Written Consent of Eversheds Sutherland (US) LLP is filed herewith.

(l)(3)	Consent of Deloitte & Touche LLP (Denver, CO) is filed herewith.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)	Copy of Power of Attorney is filed herewith.
333-145655

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
David Bell	Assistant Secretary and Chief Information Security Officer
Ellen T. Below	Executive Vice President, Chief Communications Officer and Head of Community Involvement
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Christopher B. Cramer	Executive Vice President, Corporate Secretary and Chief Tax Officer
Christopher J. Dagnault	Vice President
Glenn Gazdik	Vice President and Actuary
Salvatore Gianone	Vice President and Chief Auditor
Emily Golovicher	Vice President
Christopher M. Grinnell	Vice President and Associate General Counsel
Oliver Jakob	Director
Donna R. Jarvis	Vice President and Actuary
James Kosinski	Vice President and Chief Risk Officer
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Edward Krause	Vice President
Jessica Kubat	Vice President
John P. Marra	Director
Lindsay Mastroianni	Vice President and Controller
James O’Grady	Executive Vice President and Chief Investment Officer, Director
Lisa M. Proch	Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director
Samir Srivastava	Vice President and Chief Information Officer, Director
Robert W. Stein	Director
Ronald K. Tanemura	Director
Xiaobo Zhou	Assistant Vice President and Head of Pricing
Unless otherwise indicated, the principal business address of each of the above individuals is One American Row, Hartford, CT 06103.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Separate Accounts of Talcott Resolution Life Insurance Company (“TL”) and Talcott Resolution Life and Annuity Insurance Company (“TLA”) are the listed Registrants. TL and TLA are the Depositors. Entities that are controlled by TAO Insurance Holdings, LLC, which controls the Depositors, are listed below, along with entities that are owned or controlled by the Depositors.
Alan Waxman and Anthony M. Muscolino (Individuals) (1)
TAO Insurance Holdings, LLC (DE) (2)
TAO Sutton Holdings, LLC (CYM) (3)
Talcott Financial Group Investments, LLC (BMU)
Talcott Financial Group, Ltd. (BMU)
Talcott US Holdings, Ltd. (BMU)
Talcott Re FinCo, Ltd. (BMU)
Talcott Re Holdings, Ltd. (BMU)
Talcott Life Re, Ltd. (BMU)
Talcott Life & Annuity Re SPC, Ltd. (CYM)
Sutton Cayman Holdings, Ltd. (CYM)
Talcott Financial Group GP, LLC (DE)
Talcott Holdings, LP (DE)
Talcott Resolution Distribution Company, Inc. (CT)
Talcott Acquisition, Inc. (DE)Talcott Resolution Life, Inc. (DE)
American Maturity Life Insurance Company (CT)
Talcott Resolution Life Insurance Company (CT)
TR Re, Ltd. (BMU)
Talcott Resolution Life and Annuity Insurance Company (CT)
Talcott Resolution International Life Reassurance Corporation (CT)
Talcott Resolution Comprehensive Employee Benefit Service Company (CT)
Talcott Administration Services Company, LLC (DE)
LIAS Administration Fee Issuer LLC (DE)

(1)Pursuant to the operating agreement of TAO Insurance Holdings, LLC, Alan Waxman, as a member of TAO Insurance Holdings, LLC, has the authority to appoint the managing member of TAO Insurance Holdings, LLC and has appointed A. Michael Muscolino.
(2)TAO Insurance Holdings, LLC is the managing member of TAO Sutton Holdings, LLC and TAO Sutton Parent, LLC (DE) and Sixth Street TAO Management, LLC.
(3)TAO Sutton Parent, LLC and certain additional co-investment vehicles hold 100% of the passive, non-voting economic interest in TAO Sutton Holdings, LLC. 11 parallel investment vehicles known as the TAO Funds hold 100% of the passive, non-voting economic interest in TAO Sutton Parent, LLC. TAO Insurance Holdings, LLC is the managing member of TAO Sutton Parent LLC with 100% voting control. All of the TAO Funds and co-investment vehicles are under the ultimate control of Alan Waxman and/or Michael Muscolino. None of the co-investors investing through either the TAO Funds or the co-investment vehicles hold any voting securities of the identified entities or have the ability to appoint directors. Certain of the TAO Funds are also indirect owners Klaverblad Levensverzekering N.V., Lifetri, Uitvaartverzekeringen N.V., and Lifetri Verzekeringen N.V.

ITEM 30. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by- laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS
(a)MML Distributors, LLC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
(b)Officers and Member Representatives of MML Distributors, LLC

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	PRINCIPAL BUSINESS ADDRESS
Alyssa O’Connor	Assistant Secretary	*
Edward K. Duch, III	Vice President, Chief Legal Officer and Secretary	*
James P. Puhala	Chief Compliance Officer	*
Jeffrey Sajdak	Assistant Treasurer	*
Elizabeth Marin	Assistant Treasurer	*
Kelly Pirrotta	AML Compliance Officer	*
Kevin Lacomb	Assistant Treasurer	*
Mario Morton	Registration Manager and Continuing Education Officer	*
Elizabeth Forget	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Frank Rispoli	Chief Financial Officer and Treasurer	*
Pablo Cabrera	Assistant Treasurer	*
Douglas Steele	Chief Executive Officer and President	*
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
* Address: 1295 State Street, Springfield, MA 01111
ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Empower Annuity Insurance Company of America (“Empower”), as sub-administrator at 8515 East Orchard Road, Greenwood Village, CO 80111
ITEM 33. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this registration statement.
ITEM 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
ITEM 35. ADDITIONAL REPRESENTATION
The Company is relying the relief provided in ING Life Insurance and Annuity Company (Aug. 30, 2012) and American Council of Life Insurance, (Nov. 28, 1988) with respect to the sale of the Contracts to fund 403(b) plans and has complied with the terms of these letters.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Hartford, and State of Connecticut on this 27th day of April, 2026.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY - SEPARATE ACCOUNT ELEVEN (Registrant)
By:	/s/ Lisa M. Proch
Lisa M. Proch, Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director

TALCOTT RESOLUTION LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Lisa M. Proch
Lisa M. Proch, Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

	Signature	Title	Date

	/s/ Lisa M. Proch	Executive Vice President, Chief Legal Officer and Chief Compliance Officer, Director (Serving the Function of Principal Executive Officer)*	April 27, 2026
Lisa M. Proch*

	/s/ James O'Grady	Executive Vice President, Chief Investment Officer, Director*	April 27, 2026
James O'Grady*

	/s/ Oliver Jakob	Director*	April 27, 2026
Oliver Jakob*

	/s/ Samir Srivastava	Vice President, Chief Information Officer, Director*	April 27, 2026
Samir Srivastava*

	/s/ Robert W. Stein	Director*	April 27, 2026
Robert W. Stein*

	/s/ Ronald K. Tanemura	Director*	April 27, 2026
Ronald K. Tanemura*

	/s/ Lindsay Mastroianni	Vice President and Controller (Serving the Functions of Principal Financial Officer and Principal Accounting Officer)*	April 27, 2026
Lindsay Mastroianni*

	/s/ John P. Marra	Director*	April 27, 2026
John P. Marra*

*By:	/s/ Elaina Ditillo	Attorney-in-Fact	April 27, 2026
Elaina Ditillo
333-145655

EXHIBIT INDEX

Exhibit	Description
(k)	Opinion and Consent of Elaina Ditillo, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11.
(l)(1)	Consent of Deloitte & Touche LLP (Hartford, CT).
(l)(2)	Written Consent of Eversheds Sutherland (US) LLP.
(l)(3)	Consent of Deloitte & Touche LLP (Denver, CO).
(p)	Powers of Attorney for the officers listed in the Signatures section of this registration statement filing.